UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03213
Nationwide Variable Insurance Trust
(Exact name of registrant as specified in charter)
1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406
(Address of principal executive offices) (Zip code)
Eric E. Miller, Esq.
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (610) 230-2800
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds 32.5%

	Principal		Market
	Amount		Value

AUSTRALIA 0.8%
Capital Markets 0.3%
Macquarie Bank Ltd.,
6.50%, 05/31/17(a)	AUD	30,000	$27,643
Macquarie Group Ltd.,
7.63%, 08/13/19(b)		$75,000	87,323

			114,966

Commercial Banks 0.0%†
National Capital Trust II,
5.49%, 03/23/15(b)(c)		18,000	17,372

Metals & Mining 0.3%
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13		100,000	111,457

Road & Rail 0.2%
Asciano Finance Ltd.,
4.63%, 09/23/20(b)		69,000	69,592

			313,387

BERMUDA 0.4%
Diversified Financial Services 0.3%
Noble Group Ltd.,
6.75%, 01/29/20(b)		100,000	107,700

Machinery 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 04/15/14		25,000	30,933

			138,633

CANADA 1.0%
Commercial Banks 0.3%
Royal Bank of Canada,
4.63%, 01/22/18	EUR	75,000	114,198

Diversified Telecommunication Services 0.3%
Bell Canada,
4.85%, 06/30/14	CAD	83,000	86,430
TELUS Corp.,
4.95%, 05/15/14		30,000	31,222

			117,652

Metals & Mining 0.1%
Teck Resources Ltd.,
9.75%, 05/15/14		45,000	55,482

Oil, Gas & Consumable Fuels 0.3%
Husky Energy, Inc.,
7.25%, 12/15/19		85,000	103,892

			391,224

CAYMAN ISLANDS 0.5%
Metals & Mining 0.2%
Vale Overseas Ltd.,
6.88%, 11/21/36		$60,000	68,649

Oil, Gas & Consumable Fuels 0.3%
Petrobras International Finance Co.,
5.75%, 01/20/20		120,000	132,846

			201,495

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA,
7.63%, 07/23/19		41,000	49,610

FRANCE 0.2%
Diversified Financial Services 0.2%
HSBC Covered Bonds France,
3.38%, 01/20/17	EUR	50,000	70,885

IRELAND 0.6%
Diversified Financial Services 0.4%
TransCapitalInvest Ltd. for OJSC AK Transneft,
7.70%, 08/07/13(b)		135,000	149,155

Insurance 0.2%
XL Group PLC,
5.25%, 09/15/14		82,000	87,380

			236,535

JAPAN 0.2%
Consumer Finance 0.2%
ORIX Corp.,
4.71%, 04/27/15		97,000	99,815

LUXEMBOURG 1.6%
Commercial Banks 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.75%, 05/29/18(b)		123,000	138,067

Construction Materials 0.0%†
Holcim US Finance Sarl & Cie SCS,
6.00%, 12/30/19(b)		11,000	12,003

Diversified Telecommunication Services 0.1%
Telecom Italia Capital SA,
5.25%, 11/15/13		55,000	59,092

Industrial Conglomerates 0.2%
Tyco International Finance SA,
8.50%, 01/15/19		50,000	66,271

Metals & Mining 0.5%
ArcelorMittal,
9.00%, 02/15/15		75,000	90,509

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal		Market
	Amount		Value

LUXEMBOURG 1.6% (continued)
Metals & Mining 0.5%
Steel Capital SA,
9.75%, 07/29/13(b)		$100,000	$110,300

			200,809

Oil, Gas & Consumable Fuels 0.4%
Gaz Capital SA,
6.21%, 11/22/16(b)		130,000	138,125

			614,367

MALAYSIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petronas Capital Ltd.,
5.25%, 08/12/19(b)		100,000	110,043

MEXICO 0.3%
Wireless Telecommunication Services 0.3%
America Movil SAB de CV,
5.00%, 03/30/20		100,000	107,854

NETHERLANDS 0.9%
Chemicals 0.2%
Bayer Capital Corp. BV,
4.63%, 09/26/14	EUR	65,000	96,711

Commercial Banks 0.2%
ABN Amro Bank NV,
4.31%, 03/10/16(c)		55,000	58,858

Consumer Finance 0.2%
BMW Finance NV,
2.88%, 04/18/13		60,000	83,627

Oil, Gas & Consumable Fuels 0.3%
KazMunaiGaz Finance Sub BV,
9.13%, 07/02/18(b)		$100,000	122,250

			361,446

SPAIN 0.4%
Commercial Banks 0.4%
Banco Santander SA,
2.99%, 10/07/13(b)		100,000	99,972
BBVA Senior Finance SAU,
3.63%, 05/14/12	EUR	50,000	69,071

			169,043

			169,043

SWEDEN 0.3%
Thrifts & Mortgage Finance 0.3%
Nordea Hypotek AB,
4.25%, 02/06/14	EUR	75,000	109,740

SWITZERLAND 0.3%
Commercial Banks 0.2%
UBS AG,
5.63%, 05/19/14	EUR	45,000	67,592

Energy Equipment & Services 0.1%
Weatherford International Ltd.,
5.15%, 03/15/13		$40,000	42,828

			110,420

UNITED KINGDOM 3.2%
Commercial Banks 1.7%
Bank of Scotland PLC,
4.75%, 06/08/22	EUR	100,000	144,882
Barclays Bank PLC,
4.75%, 03/15/20(c)		70,000	69,185
Lloyds TSB Bank PLC
4.00%, 11/17/11	GBP	90,000	146,325
4.38%, 01/12/15(b)		$100,000	102,412
Royal Bank of Scotland PLC (The),
4.88%, 08/25/14(b)		100,000	106,087
Standard Chartered Bank,
5.88%, 09/26/17	EUR	50,000	76,431

			645,322

Diversified Financial Services 0.3%
AngloGold Ashanti Holdings PLC,
5.38%, 04/15/20		$50,000	52,894
BP Capital Markets PLC
4.50%, 10/01/20		60,000	61,357
4.75%, 03/10/19		14,000	14,639

			128,890

Diversified Telecommunication Services 0.3%
British Telecommunications PLC,
9.88%, 12/15/30		77,000	107,212

Media 0.3%
WPP Finance UK,
8.00%, 09/15/14		100,000	119,260

Metals & Mining 0.3%
Anglo American Capital PLC,
9.38%, 04/08/19(b)		100,000	134,847

Thrifts & Mortgage Finance 0.3%
Nationwide Building Society,
4.65%, 02/25/15(b)		100,000	105,861

			1,241,392

UNITED STATES 21.4%
Airlines 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		35,000	37,858
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal		Market
	Amount		Value

UNITED STATES 21.4% (continued)
Airlines 0.2%
5.75%, 12/15/16		$35,000	$38,197

			76,055

Automobiles 0.1%
Ford Motor Co.,
7.45%, 07/16/31		55,000	57,338

Building Products 0.4%
Masco Corp.,
6.13%, 10/03/16		68,000	69,130
Owens Corning,
9.00%, 06/15/19		70,000	82,803

			151,933

Capital Markets 0.6%
Goldman Sachs Group, Inc. (The)
6.00%, 06/15/20		40,000	43,995
7.50%, 02/15/19		45,000	53,539
Jefferies Group, Inc.,
6.88%, 04/15/21		37,000	38,809
Morgan Stanley,
5.50%, 07/24/20		100,000	103,022

			239,365

Chemicals 0.3%
Dow Chemical Co. (The),
8.55%, 05/15/19		72,000	90,914
Eastman Chemical Co.,
5.50%, 11/15/19		20,000	22,174

			113,088

Commercial Banks 1.0%
Commerzbank Capital Funding Trust I,
5.01%, 04/12/16(d)(e)(f)	EUR	100,000	90,315
U.S. Bank, NA,
4.38%, 02/28/17(a)		50,000	67,622
Wells Fargo & Co.,
4.38%, 01/31/13		$200,000	213,443

			371,380

Commercial Services & Supplies 0.5%
ACCO Brands Corp.,
10.63%, 03/15/15		30,000	33,525
Aviation Capital Group,
7.13%, 10/15/20(b)		68,000	67,998
Republic Services, Inc.,
5.25%, 11/15/21		97,000	107,172

			208,695

Communications Equipment 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.88%, 04/30/18(b)		12,000	12,450
8.13%, 04/30/20(b)		5,000	5,300
CSC Holdings LLC,
8.50%, 04/15/14		28,000	30,835

			48,585

Computers & Peripherals 0.1%
Dell, Inc.,
5.63%, 04/15/14		45,000	51,192

Consumer Finance 0.6%
American Express Co.,
7.25%, 05/20/14		93,000	109,047
Nissan Motor Acceptance Corp.,
4.50%, 01/30/15(b)		66,000	70,181
SLM Corp.,
8.45%, 06/15/18		60,000	60,604

			239,832

Diversified Financial Services 2.4%
Bank of America Corp.,
4.90%, 05/01/13		275,000	293,664
Citigroup, Inc.,
5.50%, 04/11/13		220,000	236,026
General Electric Capital Corp.,
5.63%, 05/01/18		135,000	149,847
Harley-Davidson Funding Corp.,
5.75%, 12/15/14(b)		59,000	62,930
JPMorgan Chase & Co.,
6.75%, 02/01/11		125,000	127,492
Teco Finance, Inc.
4.00%, 03/15/16		20,000	20,837
5.15%, 03/15/20		25,000	27,351
Textron Financial Corp.,
5.40%, 04/28/13		11,000	11,550

			929,697

Diversified Telecommunication Services 0.8%
AT&T, Inc.,
5.60%, 05/15/18		150,000	175,279
Embarq Corp.,
7.08%, 06/01/16		70,000	77,798
Windstream Corp.,
8.63%, 08/01/16		48,000	50,760

			303,837

Electric Utilities 1.4%
Allegheny Energy Supply Co. LLC,
5.75%, 10/15/19(b)		105,000	108,605
CMS Energy Corp.,
8.75%, 06/15/19		43,000	51,343
Edison Mission Energy,
7.00%, 05/15/17		77,000	55,632
FirstEnergy Solutions Corp.,
6.05%, 08/15/21		77,000	82,261
NiSource Finance Corp.,
6.80%, 01/15/19		75,000	88,961
Oncor Electric Delivery Co. LLC,
5.95%, 09/01/13		90,000	100,830
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

UNITED STATES 21.4% (continued)
Electric Utilities 1.4%
Southern Co. (The),
4.15%, 05/15/14	$39,000	$42,251
Union Electric Co.,
6.70%, 02/01/19	15,000	18,237

		548,120

Electronic Equipment, Instruments & Components 0.0%†
Agilent Technologies, Inc.,
5.00%, 07/15/20	15,000	15,916

Energy Equipment & Services 0.6%
Antero Resources Finance Corp.,
9.38%, 12/01/17	14,000	14,875
EQT Corp.,
8.13%, 06/01/19	46,000	57,031
Hess Corp.,
8.13%, 02/15/19	34,000	44,704
Marathon Oil Corp.,
7.50%, 02/15/19	25,000	32,012
Nabors Industries, Inc.,
6.15%, 02/15/18	71,000	79,022

		227,644

Food & Staples Retailing 0.5%
Ahold Finance USA LLC,
6.88%, 05/01/29	75,000	88,946
CVS Caremark Corp.,
6.60%, 03/15/19	35,000	42,473
SUPERVALU, Inc.,
8.00%, 05/01/16	50,000	50,375

		181,794

Food Products 0.4%
Bunge Ltd. Finance Corp.,
8.50%, 06/15/19	68,000	82,189
Kraft Foods, Inc.,
6.13%, 08/23/18	75,000	88,630

		170,819

Gas Utilities 0.4%
DCP Midstream LLC
5.35%, 03/15/20(b)	15,000	16,227
9.75%, 03/15/19(b)	25,000	33,267
Dynegy Holdings, Inc.,
8.38%, 05/01/16	68,000	53,040
Williams Partners LP,
5.25%, 03/15/20	44,000	47,831

		150,365

Health Care Equipment & Supplies 0.1%
Bausch & Lomb, Inc.,
9.88%, 11/01/15	40,000	42,550

Health Care Providers & Services 1.6%
CIGNA Corp.,
5.13%, 06/15/20	60,000	64,826
Coventry Health Care, Inc.
5.95%, 03/15/17	15,000	15,006
6.13%, 01/15/15	10,000	10,479
6.30%, 08/15/14	55,000	58,888
Express Scripts, Inc.,
5.25%, 06/15/12	75,000	80,066
HCA, Inc.,
8.50%, 04/15/19	10,000	11,150
Humana, Inc.
6.30%, 08/01/18	10,000	10,931
6.45%, 06/01/16	10,000	11,101
7.20%, 06/15/18	63,000	72,933
McKesson Corp.,
5.25%, 03/01/13	90,000	97,768
UnitedHealth Group, Inc.,
6.00%, 02/15/18	30,000	35,020
Universal Health Services, Inc.,
7.13%, 06/30/16	60,000	64,536
WellPoint, Inc.
4.35%, 08/15/20	40,000	41,460
5.88%, 06/15/17	20,000	23,050
7.00%, 02/15/19	23,000	28,007

		625,221

Hotels, Restaurants & Leisure 0.2%
Wyndham Worldwide Corp.,
6.00%, 12/01/16	69,000	71,982

Household Durables 0.7%
Mohawk Industries, Inc.,
6.88%, 01/15/16	66,000	68,722
Newell Rubbermaid, Inc.,
4.70%, 08/15/20	70,000	73,288
Toll Brothers Finance Corp.,
8.91%, 10/15/17	25,000	29,099
Whirlpool Corp.,
8.60%, 05/01/14	73,000	86,920

		258,029

Household Products 0.3%
Jarden Corp.,
7.50%, 01/15/20	100,000	104,000

Independent Power Producers & Energy Traders 0.4%
AES Corp. (The)
7.75%, 03/01/14	24,000	25,680
7.75%, 10/15/15	5,000	5,350
NRG Energy, Inc.,
7.25%, 02/01/14	65,000	66,706
RRI Energy, Inc.,
7.63%, 06/15/14	65,000	64,350

		162,086

Information Technology Services 0.3%
Western Union Co. (The),
5.93%, 10/01/16	83,000	96,928

Insurance 1.5%
Aflac, Inc.,
3.45%, 08/15/15	15,000	15,565
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

UNITED STATES 21.4% (continued)
Insurance 1.5%
Guardian Life Insurance Co. of America,
7.38%, 09/30/39(b)	$35,000	$41,520
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	47,000	48,087
6.30%, 03/15/18	40,000	43,200
ING Capital Funding Trust III,
8.44%, 12/31/10(c)	40,000	38,400
Liberty Mutual Group, Inc.,
7.80%, 03/15/37(b)	37,000	34,965
Lincoln National Corp.,
8.75%, 07/01/19	19,000	24,441
Markel Corp.,
7.13%, 09/30/19	27,000	30,555
Massachusetts Mutual Life Insurance Co.,
8.88%, 06/01/39(b)	45,000	61,495
Metropolitan Life Global Funding I,
5.13%, 06/10/14(b)	100,000	110,939
Principal Financial Group, Inc.,
7.88%, 05/15/14	50,000	59,238
Prudential Financial, Inc.
5.15%, 01/15/13	46,000	49,095
6.20%, 01/15/15	10,000	11,263
7.38%, 06/15/19	5,000	6,091

		574,854

Machinery 0.2%
Case New Holland, Inc.,
7.88%, 12/01/17(b)	26,000	28,243
Parker Hannifin Corp.,
5.50%, 05/15/18	37,000	43,546

		71,789

Media 1.4%
CBS Corp.,
8.20%, 05/15/14	65,000	77,424
Comcast Corp.,
5.90%, 03/15/16	40,000	46,205
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/01/14	30,000	32,766
Interpublic Group of Cos., Inc. (The),
6.25%, 11/15/14	33,000	35,062
Time Warner Cable, Inc.,
7.50%, 04/01/14	125,000	147,330
Time Warner, Inc.,
7.63%, 04/15/31	96,000	119,025
Univision Communications, Inc.,
12.00%, 07/01/14(b)	7,000	7,656
Viacom, Inc.,
5.63%, 09/15/19	76,000	86,637

		552,105

Metals & Mining 0.2%
Alcoa, Inc.,
6.75%, 07/15/18	30,000	32,329
United States Steel Corp.,
6.05%, 06/01/17	50,000	49,562

		81,891

Multiline Retail 0.2%
JC Penney Co., Inc.,
5.65%, 06/01/20	70,000	71,313

Multi-Utilities 0.5%
Ameren Corp.,
8.88%, 05/15/14	54,000	62,556
DTE Energy Co.,
7.63%, 05/15/14	28,000	33,291
Sempra Energy,
6.50%, 06/01/16	75,000	89,734

		185,581

Office Electronics 0.2%
Xerox Corp.
4.25%, 02/15/15	20,000	21,474
8.25%, 05/15/14	30,000	35,969

		57,443

Oil, Gas & Consumable Fuels 1.2%
Anadarko Petroleum Corp.,
5.95%, 09/15/16	72,000	78,619
ConocoPhillips,
6.00%, 01/15/20	80,000	98,432
Noble Energy, Inc.,
8.25%, 03/01/19	75,000	97,560
Tesoro Corp.,
6.50%, 06/01/17	33,000	32,505
Valero Energy Corp.
6.88%, 04/15/12	50,000	53,702
9.38%, 03/15/19	50,000	63,853
Williams Cos., Inc. (The),
7.88%, 09/01/21	22,000	26,712

		451,383

Paper & Forest Products 0.4%
International Paper Co.,
7.95%, 06/15/18	50,000	60,637
Weyerhaeuser Co.,
7.38%, 03/15/32	100,000	101,841

		162,478

Pharmaceuticals 0.1%
Mylan, Inc.
7.63%, 07/15/17(b)	10,000	10,638
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

UNITED STATES 21.4% (continued)
Pharmaceuticals 0.1%
7.88%, 07/15/20(b)	$24,000	$25,710

		36,348

Real Estate Investment Trusts (REITs) 0.3%
WEA Finance LLC / WT Finance Aust Pty Ltd.,
5.75%, 09/02/15(b)	100,000	111,654

Road & Rail 0.4%
Con-way, Inc.,
6.70%, 05/01/34	54,000	51,601
Hertz Corp.,
8.88%, 01/01/14	48,000	49,260
Ryder System, Inc.
5.85%, 11/01/16	24,000	26,975
7.20%, 09/01/15	20,000	23,545

		151,381

Software 0.4%
Oracle Corp.,
5.75%, 04/15/18	120,000	142,682

Tobacco 0.2%
Altria Group, Inc.,
9.70%, 11/10/18	45,000	60,912

Wireless Telecommunication Services 0.2%
American Tower Corp.,
5.05%, 09/01/20	75,000	76,814
Cricket Communications, Inc.,
7.75%, 05/15/16	15,000	15,919

		92,733

		8,250,998

Total Corporate Bonds (cost $11,082,981)		12,576,887

Commercial Mortgage Backed Securities 3.3%

	Principal	Market
	Amount	Value

UNITED STATES 3.3%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4,
5.41%, 09/10/47	$155,000	165,178
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4,
6.01%, 12/10/49(a)	138,238	150,470
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB16, Class A4,
5.55%, 05/12/45	200,000	216,731
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4,
5.16%, 02/15/31	125,000	135,961
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4,
5.42%, 02/15/40	180,000	189,630
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2006-3, Class A4,
5.41%, 07/12/46(a)	155,000	164,766
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4,
6.02%, 06/12/50(a)	125,000	133,679
Morgan Stanley Capital I,
Series 2007-T27, Class A4,
5.80%, 06/11/42(a)	125,000	138,651

Total Commercial Mortgage Backed Securities (cost $912,491)		1,295,066

Municipal Bonds 0.6%

	Principal	Market
	Amount	Value

UNITED STATES 0.6%
Municipal Bonds 0.6%
San Diego County Water Authority,
6.14%, 05/01/49	$75,000	83,254
State of California,
7.63%, 03/01/40	80,000	87,990
Texas State Transportation Commission,
5.18%, 04/01/30	45,000	48,364

Total Municipal Bonds (cost $201,669)		219,608

Sovereign Bonds 45.0%

	Principal		Market
	Amount		Value

AUSTRALIA 2.5%
Australian Government Bond,
5.75%, 04/15/12	AUD	974,000	954,948

AUSTRIA 2.5%
Austria Government Bond,
4.00%, 09/15/16(b)	EUR	650,000	977,054

BELGIUM 1.4%
Belgium Government Bond,
3.75%, 09/28/15		361,000	527,060

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Sovereign Bonds (continued)

	Principal		Market
	Amount		Value

CANADA 9.2%
Canadian Government Bond
3.50%, 06/01/13	CAD	739,000	$755,491
3.00%, 12/01/15		95,000	96,708
4.00%, 06/01/16		719,000	768,196
4.25%, 06/01/18		410,000	446,836
Province of British Columbia, Canada,
4.25%, 06/18/14		125,000	131,416
Province of Ontario, Canada,
4.75%, 06/02/13		544,000	569,632
Province of Quebec, Canada
4.25%, 02/27/13	EUR	155,000	223,593
5.25%, 10/01/13	CAD	534,000	569,889

			3,561,761

COLOMBIA 0.6%
Colombia Government International Bond,
7.75%, 04/14/21	COP	381,000,000	247,729

CROATIA 0.3%
Croatia Government International Bond,
6.75%, 11/05/19(b)		$100,000	109,250

FRANCE 4.6%
Compagnie de Financement Foncier
4.38%, 11/19/14	EUR	100,000	147,828
4.63%, 09/23/17		19,000	28,827
France Government Bond OAT
4.00%, 10/25/13		330,000	486,888
3.50%, 04/25/15		233,000	342,826
4.25%, 04/25/19		497,000	768,806

			1,775,175

GERMANY 5.3%
Bundesrepublik Deutschland
3.75%, 07/04/13	EUR	440,000	645,105
3.75%, 01/04/17		47,000	71,430
6.25%, 01/04/30		645,000	1,319,982

			2,036,517

JAPAN 0.7%
Japan Finance Corp. for Municipal Enterprises,
2.00%, 05/09/16	JPY	20,000,000	261,238

NETHERLANDS 3.2%
Netherlands Government Bond
2.75%, 01/15/15	EUR	350,000	501,467
4.50%, 07/15/17		184,000	288,604
7.50%, 01/15/23		218,000	446,927

			1,236,998

NEW ZEALAND 0.6%
New Zealand Government Bond,
6.50%, 04/15/13	NZD	302,000	235,767

PERU 0.1%
Peruvian Government International Bond,
7.13%, 03/30/19		$31,000	38,828

POLAND 0.6%
Poland Government International Bond
3.88%, 07/16/15		89,000	92,613
4.68%, 10/15/19	EUR	100,000	141,601

			234,214

SUPRANATIONAL 4.0%
European Bank for Reconstruction & Development,
9.25%, 09/10/12	BRL	235,000	140,596
European Investment Bank,
1.40%, 06/20/17	JPY	110,600,000	1,397,682

			1,538,278

SWEDEN 1.7%
Swedish Government Bond,
4.50%, 08/12/15	SEK	3,875,000	639,112

UNITED KINGDOM 7.7%
United Kingdom Gilt
5.25%, 06/07/12	GBP	135,000	228,147
4.00%, 09/07/16		221,000	384,194
5.00%, 03/07/18		372,545	683,146
4.50%, 03/07/19		378,000	670,252
4.75%, 12/07/30		576,000	1,029,751

			2,995,490

Total Sovereign Bonds (cost $15,975,522)			17,369,419

U.S. Government Sponsored & Agency Obligations 2.4%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 955769
6.00%, 10/01/37	602,345	648,130
Federal Home Loan Mortgage Corp.
4.75%, 01/19/16	246,000	283,867

Total U.S. Government Sponsored & Agency Obligations (cost $916,499)		931,997

U.S. Treasury Bond 3.0%

	Principal	Market
	Amount	Value

UNITED STATES 3.0%
US Treasuries 3.0%
U.S. Treasury Bond,
5.38%, 02/15/31	$899,000	$1,157,462

Total U.S. Treasury Bond (cost $1,033,564)		1,157,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
U.S. Treasury Notes 11.1%

	Principal	Market
	Amount	Value

UNITED STATES 11.1%
US Treasuries 11.1%
U.S. Treasury Note
2.50%, 03/31/15	1,998,000	2,118,659
2.75%, 02/15/19	280,000	290,478
3.88%, 05/15/18	480,000	541,950
4.50%, 11/15/15	1,153,000	1,338,021

		4,289,108

Total U.S. Treasury Notes (cost $4,153,082)		4,289,108

Yankee Dollars 0.3%

	Principal	Market
	Amount	Value

BELGIUM 0.1%
Delhaize Group SA,
5.88%, 02/01/14	20,000	22,573

CANADA 0.2%
Canadian National Railway Co.,
5.55%, 03/01/19	60,000	71,110

CAYMAN ISLANDS 0.0%†
Noble Holding International Ltd.,
4.90%, 08/01/20	8,000	8,602

Total Yankee Dollars (cost $90,769)		102,285

Mutual Fund 1.7%

		Market
	Shares	Value

Money Market Fund 1.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (g)	644,386	644,386

Total Mutual Fund (cost $644,386)		644,386

Total Investments (cost $35,010,963) (h) — 99.9%		38,586,218

Other assets in excess of liabilities — 0.1%		43,846

NET ASSETS — 100.0%		$38,630,064

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $3,507,191 which represents 9.08% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date reflects the next call date.

(d)	Fair Valued Security.

(e)	Perpetual bond security. The maturity date reflects the next call date.

(f)	Defaulted Security

(g)	Represents 7-day effective yield as of September 30, 2010.

(h)	At September 30, 2010, the tax basis cost of the Fund’s investments was $35,018,689, tax unrealized appreciation and depreciation were $3,624,493 and $(56,964), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

UK	United Kingdom

Currency:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Great British Pound
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	10/26/10	(57,038)	$(49,988)	$(54,980)	$(4,992)
Australian Dollar	JPMorgan Chase Bank	10/26/10	(204,958)	(191,361)	(197,561)	(6,200)
Brazilian Real	JPMorgan Chase Bank	11/03/10	(245,477)	(143,219)	(144,153)	(934)
British Pound	JPMorgan Chase Bank	12/01/10	(706,142)	(1,107,309)	(1,108,802)	(1,493)
Canadian Dollar	JPMorgan Chase Bank	11/22/10	(2,600,349)	(2,521,990)	(2,524,594)	(2,604)
Columbian Peso	JPMorgan Chase Bank	10/29/10	(423,638,013)	(234,865)	(235,163)	(298)
Euro	JPMorgan Chase Bank	10/28/10	(111,170)	(148,232)	(151,526)	(3,294)
Hungarian Forint	JPMorgan Chase Bank	10/08/10	(21,325,818)	(98,923)	(105,188)	(6,265)
Japanese Yen	JPMorgan Chase Bank	11/10/10	(13,668,258)	(159,372)	(163,786)	(4,414)
New Zealand Dollar	JPMorgan Chase Bank	12/02/10	(286,993)	(209,482)	(209,551)	(69)
Norwegian Krone	JPMorgan Chase Bank	11/04/10	(3,263,835)	(516,577)	(554,039)	(37,462)
Swedish Krona	JPMorgan Chase Bank	10/20/10	(2,933,921)	(397,643)	(435,092)	(37,449)
Swiss Franc	JPMorgan Chase Bank	10/08/10	(128,274)	(122,829)	(130,542)	(7,713)

Total Short Contracts				$(5,901,790)	$(6,014,977)	$(113,187)

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Canadian Dollar	JPMorgan Chase Bank	11/22/10	33,162	$32,091	$32,196	$105
Danish Krone	JPMorgan Chase Bank	10/08/10	1,069,955	189,031	195,715	6,684
Euro	JPMorgan Chase Bank	10/28/10	120,770	162,946	164,611	1,665
Euro	JPMorgan Chase Bank	10/28/10	287,097	363,419	391,316	27,897
Euro	JPMorgan Chase Bank	10/28/10	194,436	248,216	265,018	16,802
Euro	JPMorgan Chase Bank	10/28/10	310,232	403,162	422,849	19,687
Euro	JPMorgan Chase Bank	10/28/10	121,586	158,801	165,723	6,922
Hungarian Forint	JPMorgan Chase Bank	10/08/10	30,125,199	139,040	148,590	9,550
Japanese Yen	JPMorgan Chase Bank	11/10/10	16,154,666	188,306	193,581	5,275
Japanese Yen	JPMorgan Chase Bank	11/10/10	415,159,247	5,002,280	4,974,854	(27,426)
Korean Won	JPMorgan Chase Bank	10/18/10	1,249,926,776	1,075,947	1,095,560	19,613
Malaysian Ringgit	JPMorgan Chase Bank	10/28/10	255,232	82,581	82,543	(38)
Mexican Peso	JPMorgan Chase Bank	10/08/10	606,588	47,932	48,121	189
Mexican Peso	JPMorgan Chase Bank	10/08/10	858,249	67,886	68,085	199
Norwegian Krone	JPMorgan Chase Bank	11/04/10	5,763,000	942,275	978,275	36,000
Polish Zlotych	JPMorgan Chase Bank	11/17/10	226,614	74,774	77,692	2,918
Singapore Dollar	JPMorgan Chase Bank	11/01/10	64,237	47,462	48,839	1,377
South African Rand	JPMorgan Chase Bank	10/18/10	377,967	53,136	54,102	966
Swedish Krona	JPMorgan Chase Bank	10/20/10	2,502,540	339,302	371,119	31,817
Swedish Krona	JPMorgan Chase Bank	10/20/10	174,375	23,443	25,859	2,416
Taiwan Dollar	JPMorgan Chase Bank	1/06/11	3,293,355	104,554	105,575	1,021
Taiwan Dollar	JPMorgan Chase Bank	1/06/11	3,293,355	104,554	105,575	1,021

Total Long Contracts				$9,851,138	$10,015,798	$164,660

At September 30, 2010, the Fund’s open forward foreign currency contracts were as follows :

								Unrealized
	Delivery		Currency		Currency	Market	Contract	Appreciation/
Counterparty	Date		Received		Delivered	Value	Value	(Depreciation)

JPMorgan Chase Bank	10/08/10	766,737	Swiss Franc	(592,578)	Euro	$807,809	$780,296	$(27,513)
JPMorgan Chase Bank	10/20/10	2,757,938	Swedish Krona	(2,360,588)	Norwegian Krone	401,037	408,994	7,957
JPMorgan Chase Bank	10/08/10	296,542	Euro	(385,522)	Swiss Franc	392,339	404,249	11,910

						$(1,601,185)	$(1,593,539)	$(7,646)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Commercial Mortgage Backed Securities	$—	$1,295,066	$—	$1,295,066
Corporate Bonds	—	12,576,887	—	12,576,887
Forward Currency Contracts	—	211,991	—	211,991
Municipal Bonds	—	219,608	—	219,608
Mutual Fund	644,386	—	—	644,386
Sovereign Bonds	—	17,369,419	—	17,369,419
U.S. Government Sponsored & Agency Obligations	—	931,997	—	931,997
U.S. Treasury Bond	—	1,157,462	—	1,157,462
U.S. Treasury Notes	—	4,289,108	—	4,289,108
Yankee Dollars	—	102,285	—	102,285

Total Assets	644,386	38,153,823	—	38,798,209

Liabilities:
Forward Currency Contracts	—	(168,164)	—	(168,164)

Total Liabilities	—	(168,164)	—	(168,164)

Total	$644,386	$37,985,659	$—	$38,630,045

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of September 30, 2010
Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:
Forward foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	$211,991

Total		$211,991

Liabilities:

Forward foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	$(168,164)

Total		$(168,164)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments
September 30, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
Common Stocks 97.3%

		Market
	Shares	Value

Aerospace & Defense 0.6%
Northrop Grumman Corp.	1,660	$100,646

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	1,049	69,958

Airlines 0.1%
Southwest Airlines Co.	1,168	15,266

Automobiles 1.2%
Honda Motor Co. Ltd.	1,800	64,051
Toyota Motor Corp.	3,600	129,027

		193,078

Beverages 0.7%
PepsiCo, Inc.	1,689	112,217

Capital Markets 6.4%
AllianceBernstein Holding LP	915	24,165
Ameriprise Financial, Inc.	1,182	55,944
Bank of New York Mellon Corp. (The)	1,455	38,019
BlackRock, Inc.	282	48,010
Charles Schwab Corp. (The)	5,980	83,122
Franklin Resources, Inc.	224	23,946
Goldman Sachs Group, Inc. (The)	1,319	190,701
Invesco Ltd.	1,610	34,180
Morgan Stanley	2,782	68,660
Northern Trust Corp.	6,103	294,409
State Street Corp.	4,619	173,952

		1,035,108

Commercial Banks 3.3%
Comerica, Inc.	3,038	112,862
Commerce Bancshares, Inc.	1,736	65,256
PNC Financial Services Group, Inc.	1,326	68,832
U.S. Bancorp	13,369	289,038

		535,988

Commercial Services & Supplies 2.8%
Avery Dennison Corp.	1,616	59,986
Cintas Corp.	1,934	53,282
Republic Services, Inc.	6,931	211,326
Waste Management, Inc.	3,694	132,023

		456,617

Communications Equipment 0.2%
Nokia Corp. ADR-FI	3,158	31,675

Computers & Peripherals 1.3%
Diebold, Inc.	2,172	67,527
Hewlett-Packard Co.	3,370	141,776

		209,303

Construction Materials 0.3%
Vulcan Materials Co.	1,219	45,006

Containers & Packaging 0.3%
Bemis Co., Inc.	1,592	50,546

Distributors 0.7%
Genuine Parts Co.	2,444	108,978

Diversified Financial Services 5.0%
Bank of America Corp.	23,218	304,388
JPMorgan Chase & Co.	13,263	504,922

		809,310

Diversified Telecommunication Services 4.7%
AT&T, Inc.	17,641	504,533
Qwest Communications International, Inc.	5,650	35,425
Verizon Communications, Inc.	6,931	225,881

		765,839

Electric Utilities 2.8%
American Electric Power Co., Inc.	2,640	95,647
IDACORP, Inc.	2,040	73,277
NV Energy, Inc.	2,538	33,375
Westar Energy, Inc.	10,646	257,952

		460,251

Electrical Equipment 2.0%
Emerson Electric Co.	911	47,973
Hubbell, Inc., Class B	4,062	206,147
Thomas & Betts Corp. *	1,574	64,565

		318,685

Electronic Equipment, Instruments & Components 0.5%
Molex, Inc.	4,168	87,236

Energy Equipment & Services 0.5%
Baker Hughes, Inc.	1,730	73,698

Food & Staples Retailing 2.4%
CVS Caremark Corp.	3,892	122,481
Walgreen Co.	951	31,859
Wal-Mart Stores, Inc.	4,506	241,161

		395,501

Food Products 4.4%
ConAgra Foods, Inc.	7,868	172,624
H.J. Heinz Co.	1,233	58,407
Kellogg Co.	1,624	82,028
Kraft Foods, Inc., Class A	9,634	297,305
Unilever NV CVA	3,546	106,189

		716,553

Health Care Equipment & Supplies 5.1%
Beckman Coulter, Inc.	6,672	325,527
Boston Scientific Corp. *	17,246	105,718
CareFusion Corp. *	3,180	78,991
Covidien PLC	1,673	67,238
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.	1,913	$64,239
Zimmer Holdings, Inc. *	3,601	188,440

		830,153

Health Care Providers & Services 2.5%
Aetna, Inc.	3,375	106,684
CIGNA Corp.	1,790	64,046
LifePoint Hospitals, Inc. *	2,752	96,485
UnitedHealth Group, Inc.	4,038	141,774

		408,989

Hotels, Restaurants & Leisure 1.3%
International Speedway Corp., Class A	4,669	113,924
Speedway Motorsports, Inc.	5,592	87,682

		201,606

Household Durables 0.7%
Toll Brothers, Inc. *	2,335	44,412
Whirlpool Corp.	817	66,144

		110,556

Household Products 2.7%
Kimberly-Clark Corp.	2,461	160,088
Procter & Gamble Co. (The)	4,558	273,343

		433,431

Industrial Conglomerates 2.7%
General Electric Co.	26,771	435,029

Information Technology Services 0.6%
Accenture PLC, Class A	496	21,075
Automatic Data Processing, Inc.	1,942	81,622

		102,697

Insurance 8.5%
ACE Ltd.	1,745	101,646
Allstate Corp. (The)	4,742	149,610
Aon Corp.	2,958	115,687
Berkshire Hathaway, Inc., Class A *	2	249,000
Chubb Corp.	1,000	56,990
HCC Insurance Holdings, Inc.	4,671	121,867
Marsh & McLennan Cos., Inc.	13,175	317,781
Transatlantic Holdings, Inc.	2,009	102,098
Travelers Cos., Inc. (The)	3,071	159,999

		1,374,678

Machinery 0.2%
Illinois Tool Works, Inc.	687	32,303

Media 0.9%
McGraw-Hill Cos., Inc. (The)	1,002	33,126
Omnicom Group Inc.	1,515	59,812
Walt Disney Co. (The)	1,384	45,825

		138,763

Metals & Mining 0.7%
Barrick Gold Corp.	1,098	50,827
Newmont Mining Corp.	1,009	63,375

		114,202

Multiline Retail 0.4%
Target Corp.	1,049	56,059

Multi-Utilities 2.4%
PG&E Corp.	2,550	115,821
Wisconsin Energy Corp.	2,083	120,397
Xcel Energy, Inc.	6,515	149,650

		385,868

Oil, Gas & Consumable Fuels 11.9%
BP PLC	6,388	43,707
BP PLC ADR-UK	405	16,674
Chevron Corp.	6,354	514,992
ConocoPhillips	2,365	135,822
Devon Energy Corp.	1,886	122,100
EQT Corp.	6,463	233,056
Exxon Mobil Corp.	5,418	334,778
Imperial Oil Ltd.	2,587	98,034
Southwestern Energy Co. *	1,015	33,941
Total SA	6,555	338,702
Valero Energy Corp.	2,918	51,094

		1,922,900

Paper & Forest Products 1.0%
MeadWestvaco Corp.	1,665	40,592
Weyerhaeuser Co.	7,972	125,639

		166,231

Pharmaceuticals 9.2%
Bristol-Myers Squibb Co.	3,884	105,295
Eli Lilly & Co.	3,184	116,312
Johnson & Johnson	8,615	533,785
Merck & Co., Inc.	7,553	278,026
Pfizer, Inc.	26,319	451,897

		1,485,315

Real Estate Investment Trusts (REITs) 0.4%
Annaly Capital Management, Inc.	2,345	41,272
Host Hotels & Resorts, Inc.	1,698	24,587

		65,859

Road & Rail 0.2%
Heartland Express, Inc.	2,228	33,130

Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	13,343	155,846
Intel Corp.	6,841	131,553
Texas Instruments, Inc.	536	14,547

		301,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Specialty Retail 2.7%
Lowe’s Cos., Inc.	13,470	$300,246
PetSmart, Inc.	462	16,170
Staples, Inc.	5,030	105,228
Tiffany & Co.	341	16,024

		437,668

Thrifts & Mortgage Finance 0.7%
Hudson City Bancorp, Inc.	9,125	111,873

Total Common Stocks (cost $15,382,497)		15,740,715

Exchange Traded Fund 0.5%

		Market
	Shares	Value

Equity Fund 0.5%
SPDR S&P 500 ETF Trust	644	73,493

Total Exchange Traded Fund (cost $71,699)		73,493

Mutual Fund 3.9%

		Market
	Shares	Value

Money Market Fund 3.9%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	630,732	630,732

Total Mutual Fund (cost $630,732)		630,732

Total Investments (cost $16,084,928) (b) — 101.7%		16,444,940

Liabilities in excess of other assets — (1.7%)		(269,678)

NET ASSETS — 100.0%		$16,175,262

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $16,150,948, tax unrealized appreciation and depreciation were $696,425 and $(402,433), respectively.

ADR	American Depositary Receipt

CVA	Dutch Certificate

ETF	Exchange Traded Fund

FI	Finland

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
			Received/	Contract	Market	Appreciation/
Currency	Counterparty	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	Bank of America NA	10/29/10	(28,429)	$(44,780)	$(44,651)	$129
Canadian Dollar	Bank of America NA	10/29/10	(119,900)	(115,712)	(116,475)	(763)
Canadian Dollar	Bank of America NA	10/29/10	(3,214)	(3,133)	(3,123)	10
Euro	UBS AG	10/29/10	(260,660)	(351,394)	(355,280)	(3,886)
Japanese Yen	Bank of America NA	10/29/10	(12,668,175)	(150,973)	(151,784)	(811)

Total Short Contracts				$(665,992)	$(671,313)	$(5,321)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$100,646	$—	$—	$100,646
Air Freight & Logistics	69,958	—	—	69,958
Airlines	15,266	—	—	15,266
Automobiles	—	193,078	—	193,078
Beverages	112,217	—	—	112,217
Capital Markets	1,035,108	—	—	1,035,108
Commercial Banks	535,988	—	—	535,988
Commercial Services & Supplies	456,617	—	—	456,617
Communications Equipment	31,675	—	—	31,675
Computers & Peripherals	209,303	—	—	209,303
Construction Materials	45,006	—	—	45,006
Containers & Packaging	50,546	—	—	50,546
Distributors	108,978	—	—	108,978
Diversified Financial Services	809,310	—	—	809,310
Diversified Telecommunication Services	765,839	—	—	765,839
Electric Utilities	460,251	—	—	460,251
Electrical Equipment	318,685	—	—	318,685
Electronic Equipment, Instruments & Components	87,236	—	—	87,236
Energy Equipment & Services	73,698	—	—	73,698
Food & Staples Retailing	395,501	—	—	395,501
Food Products	610,364	106,189	—	716,553
Health Care Equipment & Supplies	830,153	—	—	830,153
Health Care Providers & Services	408,989	—	—	408,989
Hotels, Restaurants & Leisure	201,606	—	—	201,606
Household Durables	110,556	—	—	110,556
Household Products	433,431	—	—	433,431
Industrial Conglomerates	435,029	—	—	435,029
Information Technology Services	102,697	—	—	102,697
Insurance	1,374,678	—	—	1,374,678
Machinery	32,303	—	—	32,303
Media	138,763	—	—	138,763
Metals & Mining	114,202	—	—	114,202
Multiline Retail	56,059	—	—	56,059
Multi-Utilities	385,868	—	—	385,868
Oil, Gas & Consumable Fuels	1,540,491	382,409	—	1,922,900
Paper & Forest Products	166,231	—	—	166,231
Pharmaceuticals	1,485,315	—	—	1,485,315
Real Estate Investment Trusts (REITs)	65,859	—	—	65,859
Road & Rail	33,130	—	—	33,130
Semiconductors & Semiconductor Equipment	301,946	—	—	301,946
Specialty Retail	437,668	—	—	437,668
Thrifts & Mortgage Finance	111,873	—	—	111,873

Total Common Stocks	15,059,039	681,676	—	15,740,715

Exchange Traded Fund	73,493	—	—	73,493
Forward Currency Contracts	—	139	—	139
Mutual Fund	630,732	—	—	630,732

Total Assets	15,763,264	681,815	—	16,445,079

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total

Liabilities:
Forward Currency Contracts	—	(5,460)	—	(5,460)

Total Liabilities	—	(5,460)	—	(5,460)

Total	$15,763,264	$676,355	$—	$16,439,619

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of September 30, 2010
Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:

Forward foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	$139

Total		$139

Liabilities:

Forward foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	$(5,460)

Total		$(5,460)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments
September 30, 2010 (Unaudited)
American Funds NVIT Asset Allocation Fund
Mutual Fund 100.0%

		Market
	Shares	Value

Balanced Fund 100.0%
American Funds Asset Allocation Fund	120,127,577	$1,833,146,831

Total Mutual Fund (cost $1,847,204,081)		1,833,146,831

Total Investments (cost $1,847,204,081) (a) — 100.0%		1,833,146,831

Liabilities in excess of other assets — 0.0%		(892,011)

NET ASSETS — 100.0%		$1,832,254,820

(a)	At September 30, 2010, the tax basis cost of the Fund’s investments was $1,849,471,838, and tax unrealized appreciation and depreciation were $0 and $(16,325,007), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Funds NVIT Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$1,833,146,831	$–	$–	$1,833,146,831

Total Assets	$1,833,146,831	$–	$–	$1,833,146,831

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
American Funds NVIT Bond Fund
Mutual Fund 100.1%

		Market
	Shares	Value

Fixed Income Fund 100.1%
American Funds Bond Fund	66,475,476	$738,542,535

Total Mutual Fund (cost $699,100,800)		738,542,535

Total Investments (cost $699,100,800) (a) — 100.1%		738,542,535

Liabilities in excess of other assets — (0.1)%		(391,503)

NET ASSETS — 100.0%		$738,151,032

(a)	At September 30, 2010, the tax basis cost of the Fund’s investments was $711,886,907, tax unrealized appreciation and depreciation were $26,655,628 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Funds NVIT Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$738,542,535	$—	$—	$738,542,535

Total Assets	$738,542,535	$—	$—	$738,542,535

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
American Funds NVIT Global Growth Fund
Mutual Fund 100.1%

		Market
	Shares	Value

Equity Fund 100.1%
American Funds Global Growth Fund	6,886,146	138,962,432

Total Mutual Fund (cost $146,921,547)		138,962,432

Total Investments (cost $146,921,547) (a) — 100.1%		138,962,432

Liabilities in excess of other assets — (0.1%)		(98,408)

NET ASSETS — 100.0%		$138,864,024

(a)	At September 30, 2010, the tax basis cost of the Fund’s investments was $154,528,482, tax unrealized appreciation and depreciation were $0 and $(15,566,050), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Funds NVIT Global Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$138,962,432	$—	$—	$138,962,432

Total Assets	$138,962,432	$—	$—	$138,962,432

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero..
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
American Funds NVIT Growth Fund
Mutual Fund 100.1%

		Market
	Shares	Value

Equity Fund 100.1%
American Funds Growth Fund	4,493,556	$220,903,190

Total Mutual Fund (cost $250,392,685)		220,903,190

Total Investments (cost $250,392,685) (a) — 100.1%		220,903,190

Liabilities in excess of other assets — (0.1%)		(156,205)

NET ASSETS — 100.0%		$220,746,985

(a)	At September 30, 2010, the tax basis cost of the Fund’s investments was $267,508,658, tax unrealized appreciation and depreciation were $0 and $(46,605,468), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Funds NVIT Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$220,903,190	$—	$—	$220,903,190

Total Assets	$220,903,190	$—	$—	$220,903,190

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
American Funds NVIT Growth-Income Fund
Mutual Fund 100.1%

		Market
	Shares	Value

Equity Fund 100.1%
American Funds Growth Income Fund	21,383,562	$681,066,455

Total Mutual Fund (cost $652,580,347)		681,066,455

Total Investments (cost $652,580,347) (a) — 100.1%		681,066,455

Liabilities in excess of other assets — (0.1%)		(384,834)

NET ASSETS — 100.0%		$680,681,621

(a)	At September 30, 2010, the tax basis cost of the Fund’s investments was $671,901,415, tax unrealized appreciation and depreciation were $9,165,040 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
American Funds NVIT Growth-Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$681,066,455	$—	$—	$681,066,455

Total Assets	$681,066,455	$—	$—	$681,066,455

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds 96.6%

	Principal	Market
	Amount	Value

Aerospace/Defense 1.1%
Altegrity, Inc.
10.50%, 11/01/15(a)(b)	$375,000	$371,719
11.75%, 05/01/16(a)(b)	800,000	777,000
Hawker Beechcraft Acquisition Co. LLC,
9.75%, 04/01/17	350,000	207,375
Mantech International Corp.,
7.25%, 04/15/18	250,000	259,375
Sequa Corp.,
13.50%, 12/01/15(a)(b)	457,638	489,672
TransDigm, Inc.,
7.75%, 07/15/14	1,100,000	1,112,375

		3,217,516

Automotive 5.8%
Accuride Corp.,
9.50%, 08/01/18(a)(b)	50,000	52,500
Affinia Group Holdings, Inc.,
10.75%, 08/15/16(a)(b)	525,000	584,063
American Axle & Manufacturing Holdings, Inc.,
9.25%, 01/15/17(a)(b)	1,000,000	1,095,000
ArvinMeritor, Inc.,
10.63%, 03/15/18	1,050,000	1,162,875
Cooper-Standard Automotive, Inc.,
8.50%, 05/01/18(a)(b)	925,000	959,688
Ford Motor Credit Co. LLC
8.00%, 12/15/16	5,450,000	6,160,522
6.63%, 08/15/17	700,000	745,805
General Motors Corp.,
7.40%, 09/01/25(c)	2,500,000	787,500
Lear Corp.
7.88%, 03/15/18	1,100,000	1,166,000
8.13%, 03/15/20	100,000	106,875
Stoneridge, Inc.,
9.50%, 10/15/17(a)(b)	575,000	589,375
Tenneco, Inc.
8.63%, 11/15/14	1,150,000	1,178,750
7.75%, 08/15/18(a)(b)	275,000	281,875
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.,
10.63%, 09/01/17(a)(b)	475,000	479,750
TRW Automotive, Inc.,
8.88%, 12/01/17(a)(b)	300,000	328,500
United Components, Inc.,
9.38%, 06/15/13	1,075,000	1,093,812

		16,772,890

Building Materials 1.7%
Building Materials Corp of America,
7.50%, 03/15/20(a)(b)	250,000	251,250
Goodman Global Group, Inc.,
0.00%, 12/15/14	1,350,000	864,000
Goodman Global, Inc.,
13.50%, 02/15/16	675,000	742,500
Norcraft Cos. LP,
10.50%, 12/15/15	1,075,000	1,123,375
Norcraft Holdings LP,
9.75%, 09/01/12(d)	376,000	352,500
Nortek, Inc.,
11.00%, 12/01/13	726,444	771,847
Ply Gem Industries, Inc.,
11.75%, 06/15/13	850,000	909,500

		5,014,972

Chemicals 4.3%
Ashland, Inc.,
9.13%, 06/01/17	100,000	114,500
Celanese US Holdings LLC,
6.63%, 10/15/18(a)(b)	175,000	178,937
CF Industries, Inc.
6.88%, 05/01/18	125,000	134,531
7.13%, 05/01/20	125,000	136,719
Chemtura Corp.,
6.88%, 06/01/16(a)(c)(e)	1,050,000	1,207,500
Compass Minerals International, Inc.,
8.00%, 06/01/19	350,000	369,688
Ferro Corp.,
7.88%, 08/15/18	100,000	103,750
Hexion US Finance Corp.
9.75%, 11/15/14	475,000	494,000
8.88%, 02/01/18	1,175,000	1,151,500
Huntsman International LLC
5.50%, 06/30/16	400,000	383,000
8.63%, 03/15/20	1,050,000	1,086,750
8.63%, 03/15/21(a)(b)	575,000	595,125
Koppers, Inc.,
7.88%, 12/01/19	475,000	495,187
Nalco Co.,
8.25%, 05/15/17	1,450,000	1,602,250
Nalco Finance Holdings, Inc.,
9.00%, 02/01/14(d)	481,000	491,823
OXEA Finance/Cy SCA,
9.50%, 07/15/17(a)(b)	900,000	969,750
Solutia, Inc.
8.75%, 11/01/17	1,050,000	1,147,125
7.88%, 03/15/20	650,000	694,688
Union Carbide Corp.
7.88%, 04/01/23	225,000	236,250
7.50%, 06/01/25	350,000	360,500
Vertellus Specialties, Inc.,
9.38%, 10/01/15(a)(b)	425,000	440,937

		12,394,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Construction Machinery 0.5%
Case New Holland, Inc.,
7.88%, 12/01/17(b)	$225,000	$244,406
RSC Equipment Rental, Inc.,
9.50%, 12/01/14	425,000	440,406
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.00%, 07/15/17(a)(b)	275,000	305,938
10.25%, 11/15/19	500,000	531,250

		1,522,000

Consumer Products 4.6%
AAC Group Holding Corp.,
Series 144a, 10.25%, 10/01/12(a)(b)(d)	1,400,000	1,372,000
American Achievement Corp.,
Series 144a, 8.25%, 04/01/12(a)(b)	725,000	722,281
American Achievement Group Holding Corp. PIK,
12.75%, 10/01/12(f)	567,809	556,453
Easton-Bell Sports, Inc.,
9.75%, 12/01/16	1,500,000	1,629,375
Jarden Corp.
8.00%, 05/01/16	625,000	665,625
7.50%, 05/01/17	475,000	491,625
Libbey Glass, Inc.,
10.00%, 02/15/15(a)(b)	325,000	349,375
Sealy Mattress Co.
8.25%, 06/15/14	1,475,000	1,486,063
10.88%, 04/15/16(a)(b)	495,000	560,587
Simmons Bedding Co.,
11.25%, 07/15/15(a)(b)	1,500,000	1,610,625
Spectrum Brands Holdings, Inc.,
9.50%, 06/15/18(a)(b)	350,000	375,375
Spectrum Brands, Inc. PIK,
12.00%, 08/28/19	1,292,140	1,437,506
Visant Holding Corp.,
10.00%, 10/01/17(a)(b)	2,050,000	2,142,250

		13,399,140

Energy 5.4%
ATP Oil & Gas Corp.,
11.88%, 05/01/15(a)(b)	1,425,000	1,229,063
Basic Energy Services, Inc.,
7.13%, 04/15/16	825,000	746,625
Chesapeake Energy Corp.
9.50%, 02/15/15	1,000,000	1,157,500
6.88%, 08/15/18	450,000	471,375
6.63%, 08/15/20	325,000	339,625
Cie Generale de Geophysique-Veritas
7.50%, 05/15/15	550,000	559,625
7.75%, 05/15/17	950,000	971,375
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
10.88%, 04/01/17(a)(b)	1,025,000	1,081,375
Complete Production Services, Inc.,
8.00%, 12/15/16	675,000	695,250
Denbury Resources, Inc.,
9.75%, 03/01/16	675,000	757,687
EXCO Resources Inc.,
7.50%, 09/15/18	1,050,000	1,043,437
Linn Energy LLC/Linn Energy Finance Corp.
11.75%, 05/15/17	500,000	573,750
8.63%, 04/15/20(a)(b)	725,000	768,500
7.75%, 02/01/21(a)(b)	325,000	327,844
McJunkin Red Man Corp.,
9.50%, 12/15/16(a)(b)	1,300,000	1,144,000
Petrohawk Energy Corp.,
7.25%, 08/15/18(a)(b)	1,550,000	1,581,000
Petroplus Finance Ltd.,
7.00%, 05/01/17(a)(b)	350,000	304,500
PHI, Inc.,
8.63%, 10/15/18(a)(b)	600,000	589,500
Plains Exploration & Production Co.,
7.00%, 03/15/17	375,000	384,375
SandRidge Energy, Inc.,
9.88%, 05/15/16(a)(b)	900,000	929,250

		15,655,656

Entertainment 1.8%
Cedar Fair LP,
9.13%, 08/01/18(a)(b)	1,150,000	1,207,500
Cinemark USA, Inc.,
8.63%, 06/15/19	1,100,000	1,171,500
HRP Myrtle Beach Operations LLC,
0.00%, 04/01/12(a)(b)(c)(f)(g)	675,000	0
Regal Cinemas Corp.,
8.63%, 07/15/19	1,100,000	1,153,625
Universal City Development Partners Ltd.
8.88%, 11/15/15	875,000	902,344
10.88%, 11/15/16	700,000	757,750

		5,192,719

Environmental 0.3%
Browning-Ferris Industries, Inc.,
9.25%, 05/01/21	575,000	734,484

Financial Institutions 6.6%
Ally Financial, Inc.
8.00%, 03/15/20(a)(b)	4,200,000	4,588,500
7.50%, 09/15/20(a)(b)	350,000	372,750
8.00%, 11/01/31	690,000	740,025
CIT Group Funding Co. of Delaware LLC,
10.25%, 05/01/17	950,000	983,250
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Financial Institutions 6.6% (continued)
CIT Group, Inc.,
7.00%, 05/01/17	$5,325,000	$5,211,844
International Lease Finance Corp.
8.63%, 09/15/15(a)(b)	525,000	561,750
8.75%, 03/15/17(a)(b)	2,625,000	2,815,312
8.88%, 09/01/17	700,000	756,000
iPayment, Inc.,
9.75%, 05/15/14	500,000	456,250
Nuveen Investments, Inc.,
10.50%, 11/15/15	2,200,000	2,186,250
Pinafore LLC/Pinafore, Inc.,
9.00%, 10/01/18(a)(b)	425,000	446,250

		19,118,181

Food & Beverage 3.7%
ARAMARK Corp.,
8.50%, 02/01/15	1,650,000	1,716,000
B&G Foods, Inc.,
7.63%, 01/15/18	600,000	624,750
Cott Beverages USA, Inc.,
8.13%, 09/01/18(a)(b)	175,000	185,281
Dean Foods Co.,
7.00%, 06/01/16	2,000,000	1,962,500
Michael Food, Inc.,
9.75%, 07/15/18(a)(b)	1,025,000	1,096,750
Pinnacle Foods Finance LLC, Series 144a,
9.25%, 04/01/15(a)(b)	675,000	702,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.63%, 04/01/17	650,000	691,438
Reddy Ice Corp.
11.25%, 03/15/15	350,000	357,875
13.25%, 11/01/15	1,432,000	1,288,800
Smithfield Foods, Inc.
10.00%, 07/15/14(a)(b)	625,000	718,750
7.75%, 07/01/17	1,400,000	1,419,250
TreeHouse Foods, Inc.,
7.75%, 03/01/18	100,000	107,500

		10,870,894

Food & Staples Retailing 0.0%
Jitney-Jungle Stores of America, Inc., expired maturity,
10.38%, 09/15/07(c)(g)	100,000	0

Gaming 5.6%
American Casinos & Entertainment Properties, LLC,
11.00%, 06/15/14	625,000	609,375
Ameristar Casinos, Inc.,
9.25%, 06/01/14	1,025,000	1,094,188
Global Cash Access LLC,
8.75%, 03/15/12	395,000	391,050
Great Canadian Gaming Corp.,
7.25%, 02/15/15(a)(b)	1,050,000	1,067,062
Harrah’s Operating Co., Inc.,
11.25%, 06/01/17	1,675,000	1,834,125
Herbst Gaming, Inc.,
7.00%, 11/15/14(c)(e)(g)	850,000	0
Indianapolis Downs LLC & Capital Corp.,
11.00%, 11/01/12(a)(b)	1,200,000	972,000
Indianapolis Downs LLC & Capital Corp. PIK,
15.50%, 11/01/13(a)(b)	254,269	71,513
Jacobs Entertainment, Inc.,
9.75%, 06/15/14	1,150,000	1,052,250
MGM Grand, Inc.,
10.38%, 05/15/14	125,000	139,063
MGM Mirage, Inc.
7.50%, 06/01/16	1,750,000	1,478,750
11.13%, 11/15/17	700,000	797,125
11.38%, 03/01/18	800,000	762,000
Peninsula Gaming LLC,
10.75%, 08/15/17	1,400,000	1,478,750
Penn National Gaming, Inc.,
8.75%, 08/15/19	800,000	850,000
San Pasqual Casino,
8.00%, 09/15/13(a)(b)	725,000	711,406
Seminole Indian Tribe of Florida,
7.80%, 10/01/20(a)(b)	965,000	906,685
Tunica-Biloxi Gaming Authority,
9.00%, 11/15/15(a)(b)	500,000	451,875
Wynn Las Vegas LLC,
7.75%, 08/15/20(a)(b)	1,075,000	1,134,125
Yonkers Racing Corp.,
11.38%, 07/15/16(a)(b)	585,000	634,725

		16,436,067

Healthcare 8.3%
Accellent, Inc.,
10.50%, 12/01/13	575,000	580,750
Alere, Inc.,
9.00%, 05/15/16	500,000	515,000
Bausch & Lomb, Inc.,
9.88%, 11/01/15	925,000	983,969
Biomet, Inc.,
11.63%, 10/15/17	2,600,000	2,895,750
Bio-Rad Laboratories, Inc.,
8.00%, 09/15/16	600,000	651,000
CRC Health Corp.,
10.75%, 02/01/16	800,000	756,000
HCA, Inc.
9.25%, 11/15/16	1,275,000	1,380,187
9.63%, 11/15/16	500,000	542,500
9.88%, 02/15/17	1,050,000	1,160,250
7.88%, 02/15/20	2,700,000	2,953,125
7.50%, 11/06/33	650,000	596,375
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Healthcare 8.3% (continued)
Inverness Medical Innovations, Inc.,
7.88%, 02/01/16	$1,075,000	$1,099,188
Multiplan, Inc.,
9.88%, 09/01/18(a)(b)	1,100,000	1,149,500
National Mentor Holdings, Inc.,
11.25%, 07/01/14	1,125,000	1,144,687
Omnicare, Inc.,
6.88%, 12/15/15	1,025,000	1,035,250
UHS Escrow Corp.,
7.00%, 10/01/18(a)(b)	125,000	129,062
United Surgical Partners International, Inc.,
9.25%, 05/01/17	1,300,000	1,339,000
Universal Hospital Services, Inc.
4.13%, 06/01/15(f)	375,000	322,500
8.50%, 06/01/15	900,000	905,625
Vanguard Health Holding LLC,
8.00%, 02/01/18	1,925,000	1,953,875
VWR Funding, Inc.,
Series B, 10.25%, 07/15/15	1,902,656	1,974,006

		24,067,599

Industrial — Other 5.5%
American Tire Distributors, Inc.,
9.75%, 06/01/17(b)	550,000	585,750
Amsted Industries, Inc.,
8.13%, 03/15/18(a)(b)	725,000	754,906
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16	425,000	420,750
Baker & Taylor, Inc.,
11.50%, 07/01/13(a)(b)	675,000	486,844
Baldor Electric Co.,
8.63%, 02/15/17	500,000	535,000
Belden, Inc.,
7.00%, 03/15/17	375,000	375,938
Cleaver-Brooks, Inc.,
12.25%, 05/01/16(a)(b)	725,000	747,656
ESCO Corp.
4.17%, 12/15/13(a)(b)(f)	250,000	228,750
8.63%, 12/15/13(a)(b)	500,000	512,500
General Cable Corp.,
7.13%, 04/01/17	1,150,000	1,167,250
Hillman Group, Inc.,
10.88%, 06/01/18(a)(b)	650,000	685,750
International Wire Group, Inc.,
9.75%, 04/15/15(a)(b)	725,000	740,406
JohnsonDiversey, Inc.,
8.25%, 11/15/19	600,000	642,000
JohnsonDiversey, Inc. PIK,
10.50%, 05/15/20	700,000	801,500
Knowledge Learning Corp.,
7.75%, 02/01/15(a)(b)	1,025,000	1,014,750
Maxim Crane Works LP,
12.25%, 04/15/15(a)(b)	725,000	657,938
Mueller Water Products, Inc.
7.38%, 06/01/17	475,000	419,187
8.75%, 09/01/20(a)(b)	675,000	708,750
RBS Global, Inc./Rexnord LLC,
8.50%, 05/01/18	1,200,000	1,219,500
Reliance Intermediate Holdings LP,
9.50%, 12/15/19(a)(b)	1,050,000	1,113,000
Sensus Metering Systems, Inc.,
8.63%, 12/15/13	975,000	984,750
SPX Corp.,
7.63%, 12/15/14	950,000	1,035,500
Thermon Industries, Inc.,
9.50%, 05/01/17(a)(b)	200,000	209,000

		16,047,375

Lodging 0.1%
Host Hotels & Resorts LP,
Series O, 6.38%, 03/15/15	350,000	358,313

Media — Cable 1.5%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16	385,023	457,215
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17(a)(b)	500,000	506,875
7.88%, 04/30/18(a)(b)	1,425,000	1,478,437
8.13%, 04/30/20(a)(b)	100,000	106,000
Insight Communications Co., Inc.,
9.38%, 07/15/18(a)(b)	450,000	478,125
Virgin Media Finance PLC,
Series 1, 9.50%, 08/15/16	1,275,000	1,440,750

		4,467,402

Media — Non-Cable 8.3%
Affinity Group Holding, Inc.,
10.88%, 02/15/12(e)	869,758	417,484
Affinity Group, Inc.,
9.00%, 02/15/12	425,000	317,156
Belo Corp.,
8.00%, 11/15/16	50,000	53,438
Clear Channel Worldwide Holdings, Inc.,
Series B, 9.25%, 12/15/17	1,250,000	1,334,375
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	125,000	132,500
Entravision Communications Corp.,
8.75%, 08/01/17(a)(b)	550,000	561,000
Fox Acquisition Sub LLC,
13.38%, 07/15/16(a)(b)	1,150,000	1,184,500
Idearc Litigation Trusts,
8.00%, 11/15/16(e)	1,375,000	10,312
Inmarsat Finance PLC,
7.38%, 12/01/17(a)(b)	300,000	313,500
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Media — Non-Cable 8.3% (continued)
Intelsat Intermediate Holding Co. Ltd.,
9.50%, 02/01/15(d)	$2,450,000	$2,535,750
Intelsat Jackson Holdings Ltd.,
11.25%, 06/15/16	2,250,000	2,446,875
Interpublic Group of Cos., Inc.,
10.00%, 07/15/17	1,050,000	1,225,875
Lamar Media Corp.,
9.75%, 04/01/14	100,000	114,500
Lamar Media Corp.,
Series B, 6.63%, 08/15/15	1,450,000	1,468,125
Lamar Media Corp.,
Series C, 6.63%, 08/15/15	375,000	379,687
MDC Partners, Inc.,
11.00%, 11/01/16(a)(b)	1,225,000	1,310,750
MediMedia USA, Inc.,
11.38%, 11/15/14(a)(b)	1,550,000	1,389,187
Nexstar Broadcasting, Inc.,
7.00%, 01/15/14	450,000	444,375
Nexstar Broadcasting, Inc. PIK,
Series 144, 7.00%, 01/15/14(a)(b)(c)	921,392	886,840
Nielsen Finance Co. LLC
11.63%, 02/01/14(c)	1,000,000	1,135,000
11.50%, 05/01/16	750,000	851,250
Nielsen Finance Co. LLC/Nielsen Finance Co.
0.00%, 08/01/16(d)	475,000	475,593
7.75%, 10/15/18(b)	150,000	148,901
ProQuest LLC/ProQuest Notes Co.,
9.00%, 10/15/18(a)(b)	700,000	710,500
SGS International, Inc.,
12.00%, 12/15/13	1,675,000	1,733,625
Sirius XM Radio, Inc.,
8.75%, 04/01/15(a)(b)	850,000	903,125
Umbrella Acquisition, Inc. PIK,
9.75%, 03/15/15(a)(b)(f)	1,136,764	1,088,452
Univision Communications, Inc.,
12.00%, 07/01/14(a)(b)	125,000	136,719
XM Satellite Radio, Inc.,
13.00%, 08/01/13(a)(b)	475,000	546,250

		24,255,644

Metals & Mining 0.0%†
Aleris International, Inc.
9.00%, 12/15/14(c)(e)	600,000	1,500
10.00%, 12/15/16(c)(e)	475,000	214

		1,714

Packaging 3.2%
Ardagh Packaging Finance PLC,
9.13%, 10/15/20(a)(b)	575,000	594,406
Berry Plastics Corp.
8.88%, 09/15/14	1,200,000	1,167,000
9.50%, 05/15/18	700,000	658,000
BWAY Holding Co.,
10.00%, 06/15/18(a)(b)	625,000	676,563
Crown Americas LLC
7.75%, 11/15/15	775,000	806,969
7.63%, 05/15/17	750,000	810,000
Graham Packaging Co. LP
8.25%, 01/01/17(a)(b)	1,275,000	1,294,125
8.25%, 10/01/18(a)(b)	425,000	431,906
Greif, Inc.,
7.75%, 08/01/19	700,000	756,875
Reynolds Group Issuer, Inc.,
8.50%, 05/15/18(a)(b)	2,100,000	2,052,750

		9,248,594

Paper 1.7%
Boise Paper Holdings LLC,
9.00%, 11/01/17	825,000	884,813
Cascades, Inc.,
7.88%, 01/15/20	275,000	286,687
Clearwater Paper Corp.,
10.63%, 06/15/16	225,000	253,125
Graphic Packaging International, Inc.,
9.50%, 06/15/17	1,700,000	1,810,500
NewPage Corp.,
11.38%, 12/31/14	300,000	271,500
PE Paper Escrow GmbH,
12.00%, 08/01/14(a)(b)	525,000	606,375
Rock-Tenn Co.,
9.25%, 03/15/16	900,000	987,750

		5,100,750

Restaurants 0.8%
NPC International, Inc.,
9.50%, 05/01/14	1,325,000	1,351,500
Seminole Hard Rock Entertainment, Inc.,
2.79%, 03/15/14(a)(b)(f)	975,000	855,563

		2,207,063

Retailers 4.0%
Express LLC,
8.75%, 03/01/18	175,000	184,625
General Nutrition Centers, Inc.
5.75%, 03/15/14(f)	1,450,000	1,437,313
10.75%, 03/15/15	200,000	205,000
JC Penney Corp., Inc.,
7.40%, 04/01/37	225,000	226,969
Macy’s Retail Holdings, Inc.
6.65%, 07/15/24	250,000	254,375
7.00%, 02/15/28	225,000	234,000
6.90%, 04/01/29	275,000	278,437
6.90%, 01/15/32	125,000	123,750
NBC Acquisition Corp.,
11.00%, 03/15/13(d)	400,000	359,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Retailers 4.0% (continued)
Penske Auto Group, Inc.,
7.75%, 12/15/16	$1,450,000	$1,415,562
QVC, Inc.,
7.13%, 04/15/17(a)(b)	1,750,000	1,811,250
Sally Holdings, Inc./Sally Capital, Inc.,
10.50%, 11/15/16	1,625,000	1,779,375
Susser Holdings Corp.,
8.50%, 05/15/16	175,000	182,000
Toys “R” Us Property Co. I LLC,
10.75%, 07/15/17	1,325,000	1,497,250
Yankee Acquisition Corp.,
Series B, 9.75%, 02/15/17	1,625,000	1,690,000

		11,678,906

Services 3.0%
Bankrate, Inc.,
11.75%, 07/15/15(a)(b)	525,000	561,750
Ceridian Corp.,
11.25%, 11/15/15	800,000	738,000
Garda World Security Corp.,
9.75%, 03/15/17(a)(b)	925,000	985,125
KAR Auction Services, Inc.
8.75%, 05/01/14	975,000	1,015,219
10.00%, 05/01/15	42,000	44,100
Sitel LLC,
11.50%, 04/01/18(a)(b)	1,350,000	1,080,000
Trans Union LLC,
11.38%, 06/15/18(a)(b)	700,000	796,250
West Corp.
9.50%, 10/15/14	1,875,000	1,961,718
11.00%, 10/15/16	1,300,000	1,381,250
8.63%, 10/01/18(a)(b)	125,000	127,500

		8,690,912

Specialty Retail 0.0%
U.S. Office Products Co., expired maturity,
9.75%, 06/15/08(c)(g)	455,359	0

Technology 7.9%
Activant Solutions, Inc.,
9.50%, 05/01/16	1,100,000	1,057,375
Advanced Micro Devices, Inc.
8.13%, 12/15/17	950,000	1,002,250
7.75%, 08/01/20(a)(b)	300,000	309,750
Aspect Software, Inc.,
10.63%, 05/15/17(a)(b)	975,000	1,012,781
Compucom Systems, Inc.,
12.50%, 10/01/15(a)(b)	1,450,000	1,558,750
Fidelity National Information Services, Inc.
7.63%, 07/15/17(b)	1,800,000	1,921,500
7.88%, 07/15/20(b)	100,000	107,750
First Data Corp.,
9.88%, 09/24/15	625,000	510,937
Freescale Semiconductor, Inc.
9.25%, 04/15/18(a)(b)	1,025,000	1,066,000
10.75%, 08/01/20(a)(b)	1,000,000	1,002,500
GXS Worldwide, Inc.,
9.75%, 06/15/15	1,200,000	1,195,500
Interactive Data Corp.,
10.25%, 08/01/18(a)(b)	825,000	882,750
Kemet Corp.,
10.50%, 05/01/18(a)(b)	700,000	732,375
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
10.50%, 04/15/18(a)(b)	900,000	951,750
Seagate HDD,
6.88%, 05/01/20(a)(b)	675,000	659,813
Serena Software, Inc.,
10.38%, 03/15/16	1,050,000	1,076,250
SS&C Technologies, Inc.,
11.75%, 12/01/13	649,000	676,582
SSI Invest II,
11.13%, 06/01/18(a)(b)	900,000	987,750
Stream Global Services, Inc.,
11.25%, 10/01/14	1,150,000	1,132,750
SunGard Data Systems, Inc.
10.63%, 05/15/15	1,350,000	1,505,250
10.25%, 08/15/15	1,050,000	1,105,125
Terremark Worldwide, Inc.,
12.00%, 06/15/17	1,175,000	1,342,438
Unisys Corp.,
12.50%, 01/15/16	475,000	529,625
Viasystems, Inc.,
12.00%, 01/15/15(a)(b)	675,000	736,594

		23,064,145

Transportation 1.2%
Avis Budget Car Rental LLC,
9.63%, 03/15/18	950,000	1,004,625
CHC Helicopter SA,
9.25%, 10/15/20(a)(b)	700,000	707,000
Hertz Corp.
8.88%, 01/01/14	700,000	718,375
7.50%, 10/15/18(a)(b)	725,000	725,000
Kansas City Southern Railway Co.,
8.00%, 06/01/15	375,000	403,594

		3,558,594

Utility — Electric 2.0%
Dynegy Holdings, Inc.,
7.75%, 06/01/19	775,000	530,875
Edison Mission Energy,
7.75%, 06/15/16	800,000	626,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	425,000	421,776
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Utility — Electric 2.0% (continued)
FPL Energy National Wind Portfolio LLC,
6.13%, 03/25/19(a)(b)	$260,573	$248,589
NRG Energy, Inc.
7.38%, 01/15/17	2,000,000	2,050,000
8.25%, 09/01/20(a)(b)	275,000	283,594
NV Energy, Inc.,
6.75%, 08/15/17	800,000	823,442
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.25%, 11/01/15	1,175,000	769,625

		5,753,901

Utility — Natural Gas 3.5%
AmeriGas Partners LP,
7.13%, 05/20/16	875,000	912,188
Crosstex Energy LP,
8.88%, 02/15/18	1,325,000	1,387,938
Energy Transfer Equity LP,
7.50%, 10/15/20	1,250,000	1,315,625
Holly Energy Partners LP,
6.25%, 03/01/15	750,000	738,750
Inergy LP
6.88%, 12/15/14	750,000	765,000
7.00%, 10/01/18(a)(b)	1,125,000	1,153,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8.75%, 04/15/18	1,050,000	1,134,000
Niska Gas Storage US LLC,
8.88%, 03/15/18(a)(b)	850,000	909,500
Regency Energy Partners LP,
8.38%, 12/15/13	775,000	807,937
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 06/01/16(a)	225,000	248,062
Southern Star Central Corp.,
6.75%, 03/01/16	600,000	606,000
Suburban Propane Partners LP,
7.38%, 03/15/20	225,000	239,062

		10,217,187

Wireless Communications 3.5%
Digicel Group Ltd.
12.00%, 04/01/14(a)(b)(e)	500,000	582,500
9.13%, 01/15/15(a)(b)(e)	800,767	817,783
8.25%, 09/01/17(a)(b)(e)	1,375,000	1,443,750
10.50%, 04/15/18(a)(b)(e)	150,000	164,625
MetroPCS Wireless, Inc.,
9.25%, 11/01/14	1,450,000	1,518,875
Nextel Communications, Inc.,
Series D, 7.38%, 08/01/15	1,000,000	1,005,000
Sprint Capital Corp.,
6.90%, 05/01/19	4,725,000	4,748,625

		10,281,158

Wireline Communications 0.7%
MetroPCS Wireless, Inc.,
7.88%, 09/01/18	700,000	721,000
tw Telekom Holdings, Inc.,
8.00%, 03/01/18	100,000	104,750
Windstream Corp.,
8.13%, 09/01/18(a)(b)	1,100,000	1,138,500

		1,964,250

Total Corporate Bonds (cost $271,359,922)		281,292,536

Common Stocks 0.0%

		Market
	Shares	Value

Consumer Products 0.0%
Sleepmaster LLC Membership Units ADR-NL* (e)(g)	185	0

Media — Non-Cable 0.0%†
Dex One Corp.*	11,661	143,197

Packaging 0.0%
Pliant Corp.* (a)(e)(g)	1	0

Total Common Stocks (cost $2,541,670)		143,197

Preferred Stock 0.2%

Financial Institutions 0.2%
Ally Financial, Inc.,
7.00%(b)	678	622,065

Total Preferred Stock (cost $328,381)		622,065

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
Mutual Fund 1.3%

		Market
	Shares	Value
Money Market Fund 1.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (h)	3,734,600	$3,734,600

Total Mutual Fund (cost $3,734,600)		3,734,600

Total Investments (cost $277,964,573) (i) — 98.1%		285,792,398

Other assets in excess of liabilities — 1.9%		5,410,239

NET ASSETS — 100.0%		$291,202,637

*	Denotes a non-income producing security.

(a)	Restricted security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $96,800,624 which represents 33.24% of net assets.

(c)	Security in default.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2010.

(e)	Illiquid security.

(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(g)	Fair Valued Security.

(h)	Represents 7-day effective yield as of September 30, 2010.

(i)	At September 30, 2010, the tax basis cost of the Fund’s investments was $278,330,540, tax unrealized appreciation and depreciation were $17,799,037 and $(10,337,179), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NL	Netherlands

PLC	Public Limited Company

PIK	Paid In Kind

SA	Stock Company

SCA	Limited partnership with share capital
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$143,197	$—	$—	$143,197
Corporate Bonds	—	281,292,536	—	281,292,536
Mutual Fund	3,734,600	—	—	3,734,600
Preferred Stock	—	622,065	—	622,065

Total Assets	$3,877,797	$281,914,601	$—	$285,792,398

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total

Balance as of 12/31/09	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(4,781)	(4,781)
Net Purchases/(Sales)	—	—	—
Transfers Into Level 3	—	4,781	4,781
Transfers Out of Level 3	—	—	—
Balance as of 9/30/10	$—	$—	$—
Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments
September 30, 2010 (Unaudited)
Gartmore NVIT International Equity Fund
Common Stocks 98.4%

		Market
	Shares	Value

AUSTRALIA 4.0%
Commercial Banks 1.0%
Australia & New Zealand Banking Group Ltd.	42,380	$970,565

Information Technology Services 1.1%
Computershare Ltd.	107,040	1,011,369

Metals & Mining 1.9%
BHP Billiton Ltd.	25,080	955,987
MacArthur Coal Ltd.	77,955	881,874

		1,837,861

		3,819,795

BERMUDA 2.0%
Energy Equipment & Services 2.0%
Seadrill Ltd.	65,300	1,897,567

BRAZIL 5.5%
Commercial Banks 3.2%
Banco Bradesco SA ADR	69,550	1,417,429
Itau Unibanco Holding SA ADR	69,237	1,674,151

		3,091,580

Metals & Mining 1.3%
Vale SA ADR	44,670	1,239,592

Oil, Gas & Consumable Fuels 1.0%
Petroleo Brasileiro SA - Preference Shares ADR	29,000	951,780

		5,282,952

CANADA 7.6%
Auto Components 1.2%
Magna International, Inc.	14,380	1,180,001

Chemicals 1.5%
Agrium, Inc.	19,560	1,467,618

Commercial Banks 2.5%
National Bank of Canada	22,400	1,413,580
Toronto-Dominion Bank (The)	13,500	976,844

		2,390,424

Metals & Mining 2.4%
Barrick Gold Corp.	17,900	828,591
Teck Resources Ltd., Class B	35,193	1,447,534

		2,276,125

		7,314,168

CHINA 1.6%
Commercial Banks 1.6%
China Construction Bank Corp., H Shares	851,000	743,773
Industrial & Commercial Bank of China, H Shares	1,114,000	826,005

		1,569,778

FRANCE 2.9%
Automobiles 1.0%
Renault SA*	18,090	932,369

Pharmaceuticals 1.9%
Sanofi-Aventis SA	27,760	1,847,866

		2,780,235

GERMANY 5.8%
Chemicals 1.6%
Lanxess AG	28,340	1,550,050

Industrial Conglomerates 0.8%
Siemens AG	7,500	791,159

Insurance 1.5%
Allianz SE REG	12,430	1,404,307

Semiconductors & Semiconductor Equipment 1.9%
Infineon Technologies AG	266,760	1,847,645

		5,593,161

HONG KONG 5.4%
Industrial Conglomerates 2.3%
Jardine Matheson Holdings Ltd.	49,700	2,242,493

Real Estate Management & Development 2.6%
Wharf Holdings Ltd.	387,000	2,482,197

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	44,000	450,117

		5,174,807

INDIA 0.0%†
Commercial Banks 0.0%†
HDFC Bank Ltd. ADR	20	3,687

INDONESIA 3.6%
Commercial Banks 2.7%
Bank Mandiri Tbk PT	3,223,500	2,595,648

Food Products 0.9%
Indofoods Sukses Makmur Tbk PT	1,486,000	907,008

		3,502,656

ISRAEL 1.8%
Pharmaceuticals 1.8%
Teva Pharmaceutical Industries Ltd. ADR	32,080	1,692,220

JAPAN 12.9%
Automobiles 1.6%
Honda Motor Co. Ltd.	43,000	1,530,117

Commercial Banks 0.9%
Mizuho Financial Group, Inc.	576,900	836,832

Electronic Equipment, Instruments & Components 2.5%
Ibiden Co. Ltd.	23,800	606,163
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Gartmore NVIT International Equity Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Nippon Electric Glass Co. Ltd.	130,000	$1,776,973

		2,383,136

Household Durables 2.1%
Panasonic Corp.	63,600	863,770
Sony Corp. ADR	37,300	1,153,316

		2,017,086

Machinery 1.6%
Komatsu Ltd.	67,800	1,577,298

Office Electronics 1.1%
Canon, Inc.	23,600	1,102,263

Trading Companies & Distributors 2.0%
Mitsubishi Corp.	82,200	1,952,999

Wireless Telecommunication Services 1.1%
Softbank Corp.	32,400	1,060,144

		12,459,875

MEXICO 1.0%
Wireless Telecommunication Services 1.0%
America Movil SAB de CV ADR, Series L	17,500	933,275

NETHERLANDS 6.2%
Food Products 1.8%
Unilever NV CVA	58,696	1,757,707

Industrial Conglomerates 2.3%
Koninklijke Philips Electronics NV	70,070	2,204,751

Oil, Gas & Consumable Fuels 1.3%
Royal Dutch Shell PLC, Class B	41,740	1,219,453

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV	27,700	824,649

		6,006,560

NORWAY 2.2%
Commercial Banks 2.2%
DnB NOR ASA	154,000	2,102,188

SOUTH KOREA 2.4%
Semiconductors & Semiconductor Equipment 2.4%
Samsung Electronics Co. Ltd. REG GDR	6,700	2,303,582

SPAIN 0.9%
Commercial Banks 0.9%
Banco Santander SA	69,600	883,381

SWITZERLAND 14.0%
Capital Markets 1.9%
Credit Suisse Group AG	42,940	1,829,384

Electrical Equipment 2.0%
ABB Ltd.*	90,900	1,919,352

Food Products 2.0%
Nestle SA	37,100	1,977,706

Insurance 2.9%
Zurich Financial Services AG	11,770	2,759,241

Metals & Mining 1.7%
Xstrata PLC	86,000	1,647,357

Pharmaceuticals 3.5%
Novartis AG	58,200	3,349,872

		13,482,912

TAIWAN 1.5%
Electronic Equipment, Instruments & Components 1.5%
Hon Hai Precision Industry Co., Ltd.	395,360	1,482,756

THAILAND 2.1%
Oil, Gas & Consumable Fuels 2.1%
Banpu PCL NVDR	86,720	2,046,046

UNITED KINGDOM 15.0%
Aerospace & Defense 2.7%
Rolls-Royce Group PLC*	269,430	2,558,878

Commercial Banks 1.6%
Standard Chartered PLC	52,140	1,497,175

Insurance 1.5%
Prudential PLC	146,240	1,461,357

Metals & Mining 3.2%
BHP Billiton PLC	25,320	807,518
Rio Tinto PLC	38,890	2,278,310

		3,085,828

Multi-Utilities 2.9%
Centrica PLC	550,190	2,797,005

Oil, Gas & Consumable Fuels 0.8%
BP PLC	116,620	797,922

Tobacco 2.3%
Imperial Tobacco Group PLC	75,050	2,238,794

		14,436,959

Total Common Stocks (cost $84,279,935)		94,768,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Gartmore NVIT International Equity Fund
Mutual Fund 1.5%

		Market
	Shares	Value

Money Market Fund 1.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	1,488,789	1,488,789

Total Mutual Fund (cost $1,488,789)		1,488,789

Total Investments (cost $85,768,724) (b) — 99.9%		96,257,349

Other assets in excess of liabilities — 0.1%		119,436

NET ASSETS — 100.0%		$96,376,785

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $86,137,332, tax unrealized appreciation and depreciation were $12,395,104 and $(2,275,087), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Gartmore NVIT International Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$2,558,878	$—	$2,558,878
Auto Components	1,180,001	—	—	1,180,001
Automobiles	—	2,462,486	—	2,462,486
Capital Markets	—	1,829,384	—	1,829,384
Chemicals	1,467,618	1,550,050	—	3,017,668
Commercial Banks	5,485,691	10,455,567	—	15,941,258
Electrical Equipment	—	1,919,352	—	1,919,352
Electronic Equipment, Instruments & Components	—	3,865,892	—	3,865,892
Energy Equipment & Services	—	1,897,567	—	1,897,567
Food Products	—	4,642,421	—	4,642,421
Household Durables	1,153,316	863,770	—	2,017,086
Industrial Conglomerates	—	5,238,403	—	5,238,403
Information Technology Services	—	1,011,369	—	1,011,369
Insurance	—	5,624,905	—	5,624,905
Machinery	—	1,577,298	—	1,577,298
Metals & Mining	3,515,717	6,571,046	—	10,086,763
Multi-Utilities	—	2,797,005	—	2,797,005
Office Electronics	—	1,102,263	—	1,102,263
Oil, Gas & Consumable Fuels	951,780	4,063,421	—	5,015,201
Pharmaceuticals	1,692,220	5,197,738	—	6,889,958
Real Estate Management & Development	—	2,482,197	—	2,482,197
Semiconductors & Semiconductor Equipment	—	4,975,876	—	4,975,876
Tobacco	—	2,238,794	—	2,238,794
Trading Companies & Distributors	—	1,952,999	—	1,952,999
Wireless Telecommunication Services	933,275	1,510,261	—	2,443,536

Total Common Stocks	16,379,618	78,388,942	—	94,768,560

Mutual Fund	1,488,789	—	—	1,488,789

Total Assets	$17,868,407	$78,388,942	$—	$96,257,349

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
September 30, 2010 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund
Common Stocks 99.6%

		Market
	Shares	Value

CANADA 2.4%
Metals & Mining 2.4%
Teck Resources Ltd., Class B	11,550	$475,398

CHINA 4.4%
Commercial Banks 3.5%
China Construction Bank Corp., H Shares	809,000	707,066

Health Care Providers & Services 0.9%
Sinopharm Group Co., Ltd. H Shares	46,000	189,376

		896,442

GERMANY 11.2%
Automobiles 4.1%
Daimler AG REG*	13,100	829,050

Industrial Conglomerates 3.1%
Siemens AG REG	6,000	632,927

Pharmaceuticals 3.2%
Bayer AG	9,400	655,181

Semiconductors & Semiconductor Equipment 0.8%
Aixtron AG	5,200	154,155

		2,271,313

HONG KONG 3.0%
Industrial Conglomerates 3.0%
Hutchison Whampoa Ltd.	65,000	604,759

JAPAN 6.9%
Commercial Banks 2.9%
Mizuho Financial Group, Inc.	401,300	582,112

Household Durables 3.0%
Sony Corp.	19,900	614,346

Wireless Telecommunication Services 1.0%
NTT DoCoMo, Inc.	117	195,407

		1,391,865

SOUTH KOREA 1.9%
Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co. Ltd.	570	388,175

SPAIN 1.5%
Commercial Banks 1.5%
Banco Santander SA	24,100	305,883

SWEDEN 2.5%
Communications Equipment 2.5%
Telefonaktiebolaget LM Ericsson, Class B	45,100	494,609

SWITZERLAND 1.9%
Capital Markets 1.9%
Credit Suisse Group AG REG	9,100	387,690

UNITED KINGDOM 17.7%
Aerospace & Defense 1.5%
Rolls-Royce Group PLC	32,300	306,765

Diversified Telecommunication Services 2.3%
BT Group PLC	213,900	469,985

Food Products 3.0%
Unilever PLC	20,900	604,916

Metals & Mining 3.8%
Rio Tinto PLC	13,100	767,443

Multi-Utilities 2.9%
Centrica PLC	117,000	594,794

Wireless Telecommunication Services 4.2%
Vodafone Group PLC	340,100	839,149

		3,583,052

UNITED STATES 46.2%
Air Freight & Logistics 2.7%
FedEx Corp.	6,400	547,200

Beverages 2.5%
PepsiCo, Inc.	7,600	504,944

Chemicals 2.8%
Praxair, Inc.	6,300	568,638

Commercial Banks 4.7%
PNC Financial Services Group, Inc.	6,960	361,294
Wells Fargo & Co.	23,180	582,513

		943,807

Computers & Peripherals 4.5%
Apple, Inc.*	3,180	902,325

Consumer Finance 3.4%
American Express Co.	16,300	685,089

Diversified Financial Services 4.5%
Citigroup, Inc.*	61,200	238,680
JPMorgan Chase & Co.	17,396	662,266

		900,946

Machinery 3.0%
PACCAR, Inc.	12,800	616,320

Media 2.7%
CBS Corp. Non-Voting, Class B	35,000	555,100

Pharmaceuticals 3.1%
Pfizer, Inc.	36,900	633,573

Software 3.0%
Activision Blizzard, Inc.	32,600	352,732
Rovi Corp.*	5,000	252,050

		604,782

Specialty Retail 4.6%
Tiffany & Co.	11,600	545,084
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Specialty Retail (continued)
TJX Cos., Inc.	8,500	$379,355

		924,439

Textiles, Apparel & Luxury Goods 4.7%
Polo Ralph Lauren Corp., Class A	10,500	943,530

		9,330,693

Total Common Stocks (cost $18,022,416)		20,129,879

Mutual Fund 0.5%

		Market
	Shares	Value

Money Market Fund 0.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	109,070	109,070

Total Mutual Fund (cost $109,070)		109,070

Total Investments (cost $18,131,486) (b) — 100.1%		20,238,949

Liabilities in excess of other assets — (0.1)%		(15,839)

NET ASSETS — 100.0%		$20,223,110

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $18,314,431, tax unrealized appreciation and depreciation were $2,207,822 and $(283,304), respectively.

AG	Stock Corporation

Ltd.	Limited

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$306,765	$—	$306,765
Air Freight & Logistics	547,200	—	—	547,200
Automobiles	—	829,050	—	829,050
Beverages	504,944	—	—	504,944
Capital Markets	—	387,690	—	387,690
Chemicals	568,638	—	—	568,638
Commercial Banks	943,807	1,595,061	—	2,538,868
Communications Equipment	—	494,609	—	494,609
Computers & Peripherals	902,325	—	—	902,325
Consumer Finance	685,089	—	—	685,089
Diversified Financial Services	900,946	—	—	900,946
Diversified Telecommunication Services	—	469,985	—	469,985
Food Products	—	604,916	—	604,916
Health Care Providers & Services	—	189,376	—	189,376
Household Durables	—	614,346	—	614,346
Industrial Conglomerates	—	1,237,686	—	1,237,686
Machinery	616,320	—	—	616,320
Media	555,100	—	—	555,100
Metals & Mining	475,398	767,443	—	1,242,841
Multi-Utilities	—	594,794	—	594,794
Pharmaceuticals	633,573	655,181	—	1,288,754
Semiconductors & Semiconductor Equipment	—	542,330	—	542,330
Software	604,782	—	—	604,782
Specialty Retail	924,439	—	—	924,439
Textiles, Apparel & Luxury Goods	943,530	—	—	943,530
Wireless Telecommunication Services	—	1,034,556	—	1,034,556

Total Common Stocks	9,806,091	10,323,788	—	20,129,879

Mutual Fund	109,070	—	—	109,070

Total Assets	$9,915,161	$10,323,788	$—	$20,238,949

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
September 30, 2010 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Common Stocks 97.7%

		Market
	Shares	Value

Aerospace & Defense 2.2%
Boeing Co. (The)	79,400	$5,283,276

Automobiles 1.6%
Harley-Davidson, Inc.	131,320	3,734,741

Beverages 0.5%
Coca-Cola Co. (The)	22,520	1,317,870

Biotechnology 0.6%
Amgen, Inc. *	25,760	1,419,634

Building Products 2.7%
Masco Corp.	183,980	2,025,620
Owens Corning, Inc. *	175,660	4,502,165

		6,527,785

Capital Markets 6.3%
Goldman Sachs Group, Inc. (The)	26,730	3,864,623
Invesco Ltd.	247,065	5,245,190
Morgan Stanley	117,970	2,911,500
State Street Corp.	79,380	2,989,451

		15,010,764

Commercial Banks 4.1%
Fifth Third Bancorp	260,380	3,132,371
SunTrust Banks, Inc.	106,310	2,745,987
Wells Fargo & Co.	158,480	3,982,603

		9,860,961

Computers & Peripherals 1.8%
Hewlett-Packard Co.	99,990	4,206,579

Construction & Engineering 0.9%
Chicago Bridge & Iron Co. NV NYRS-NL*	91,015	2,225,317

Consumer Finance 3.0%
American Express Co.	122,345	5,142,160
Capital One Financial Corp.	48,310	1,910,661

		7,052,821

Diversified Financial Services 8.6%
Bank of America Corp.	525,290	6,886,552
Citigroup, Inc. *	1,027,661	4,007,878
JPMorgan Chase & Co.	114,790	4,370,055
Moody’s Corp.	210,860	5,267,283

		20,531,768

Electrical Equipment 1.8%
ABB Ltd. ADR-CH	206,890	4,369,517

Energy Equipment & Services 4.1%
Halliburton Co.	99,070	3,276,245
McDermott International, Inc. *	106,185	1,569,414
National Oilwell Varco, Inc.	61,920	2,753,583
Weatherford International Ltd. *	122,300	2,091,330

		9,690,572

Food & Staples Retailing 1.1%
CVS Caremark Corp.	86,450	2,720,581

Health Care Equipment & Supplies 3.2%
Covidien PLC	94,960	3,816,443
Zimmer Holdings, Inc. *	73,640	3,853,581

		7,670,024

Health Care Providers & Services 5.7%
Aetna, Inc.	122,565	3,874,280

AmerisourceBergen Corp.	38,280	1,173,665
Medco Health Solutions, Inc. *	83,530	4,348,572
WellPoint, Inc. *	73,940	4,187,961

		13,584,478

Household Durables 1.6%
NVR, Inc. *	1,960	1,269,159
Whirlpool Corp.	31,030	2,512,188

		3,781,347

Household Products 1.6%
Energizer Holdings, Inc. *	55,895	3,757,821

Independent Power Producers & Energy Traders 0.7%
NRG Energy, Inc. *	76,365	1,589,919

Industrial Conglomerates 1.0%
Textron, Inc.	110,560	2,273,114

Information Technology Services 1.6%
Lender Processing Services, Inc.	114,231	3,795,896

Insurance 4.5%
Berkshire Hathaway, Inc., Class B *	76,550	6,329,154
MetLife, Inc.	88,045	3,385,330
Principal Financial Group, Inc.	44,450	1,152,144

		10,866,628

Machinery 3.4%
Bucyrus International, Inc.	32,190	2,232,377
Ingersoll-Rand PLC	73,220	2,614,686
Joy Global, Inc.	18,300	1,286,856
Terex Corp. *	91,720	2,102,222

		8,236,141

Media 2.1%
McGraw-Hill Cos., Inc. (The)	150,850	4,987,101

Metals & Mining 4.9%
Freeport-McMoRan Copper & Gold, Inc.	22,905	1,955,858
Teck Resources Ltd., Class B	123,865	5,098,284
United States Steel Corp.	20,900	916,256
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Common Stocks (continued)

		Market
	Shares	Value

Metals & Mining (continued)
Walter Energy, Inc.	20,925	$1,700,993
Xstrata PLC	111,220	2,130,454

		11,801,845

Multiline Retail 3.2%
J.C. Penney Co., Inc.	164,250	4,464,315
Macy’s, Inc.	133,785	3,089,096

		7,553,411

Oil, Gas & Consumable Fuels 11.2%
Canadian Natural Resources Ltd.	170,200	5,888,920
Cenovus Energy, Inc.	126,500	3,639,405
EOG Resources, Inc.	50,310	4,677,320
Peabody Energy Corp.	42,110	2,063,811
Petrohawk Energy Corp. *	49,600	800,544
Petroleo Brasileiro SA ADR-BR	132,910	4,820,646
Southwestern Energy Co. *	95,070	3,179,141
Talisman Energy, Inc.	93,810	1,640,737

		26,710,524

Paper & Forest Products 0.2%
International Paper Co.	24,050	523,087

Personal Products 2.4%
Avon Products, Inc.	180,270	5,788,470

Pharmaceuticals 3.4%
Pfizer, Inc.	171,870	2,951,008
Shire PLC ADR-IE	76,660	5,157,685

		8,108,693

Semiconductors & Semiconductor Equipment 1.2%
Intel Corp.	107,020	2,057,995
Lam Research Corp. *	17,430	729,445

		2,787,440

Software 2.5%
Check Point Software Technologies Ltd. *	73,060	2,698,106
Oracle Corp.	119,490	3,208,306

		5,906,412

Specialty Retail 4.0%
Best Buy Co., Inc.	108,785	4,441,691
Limited Brands, Inc.	51,400	1,376,492
Lowe’s Cos., Inc.	166,240	3,705,490

		9,523,673

Total Common Stocks (cost $216,588,265)		233,198,210

Mutual Fund 2.2%

		Market
	Shares	Value

Money Market Fund 2.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	5,307,863	5,307,863

Total Mutual Fund (cost $5,307,863)		5,307,863

Total Investments (cost $221,896,128) (b) — 99.9%		238,506,073

Other assets in excess of liabilities — 0.1%		256,032

NET ASSETS — 100.0%		$238,762,105

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $222,267,632, tax unrealized appreciation and depreciation were $25,050,756 and $(8,812,315), respectively.

ADR	American Depositary Receipt

BR	Brazil

IE	Ireland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

SA	Stock Company

CH	Switzerland
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$5,283,276	$—	$—	$5,283,276
Automobiles	3,734,741	—	—	3,734,741
Beverages	1,317,870	—	—	1,317,870
Biotechnology	1,419,634	—	—	1,419,634
Building Products	6,527,785	—	—	6,527,785
Capital Markets	15,010,764	—	—	15,010,764
Commercial Banks	9,860,961	—	—	9,860,961
Computers & Peripherals	4,206,579	—	—	4,206,579
Construction & Engineering	2,225,317	—	—	2,225,317
Consumer Finance	7,052,821	—	—	7,052,821
Diversified Financial Services	20,531,768	—	—	20,531,768
Electrical Equipment	4,369,517	—	—	4,369,517
Energy Equipment & Services	9,690,572	—	—	9,690,572
Food & Staples Retailing	2,720,581	—	—	2,720,581
Health Care Equipment & Supplies	7,670,024	—	—	7,670,024
Health Care Providers & Services	13,584,478	—	—	13,584,478
Household Durables	3,781,347	—	—	3,781,347
Household Products	3,757,821	—	—	3,757,821
Independent Power Producers & Energy Traders	1,589,919	—	—	1,589,919
Industrial Conglomerates	2,273,114	—	—	2,273,114
Information Technology Services	3,795,896	—	—	3,795,896
Insurance	10,866,628	—	—	10,866,628
Machinery	8,236,141	—	—	8,236,141
Media	4,987,101	—	—	4,987,101
Metals & Mining	9,671,391	2,130,454	—	11,801,845
Multiline Retail	7,553,411	—	—	7,553,411
Oil, Gas & Consumable Fuels	26,710,524	—	—	26,710,524
Paper & Forest Products	523,087	—	—	523,087
Personal Products	5,788,470	—	—	5,788,470
Pharmaceuticals	8,108,693	—	—	8,108,693
Semiconductors & Semiconductor Equipment	2,787,440	—	—	2,787,440
Software	5,906,412	—	—	5,906,412
Specialty Retail	9,523,673	—	—	9,523,673

Total Common Stocks	231,067,756	2,130,454	—	233,198,210

Mutual Fund	5,307,863	—	—	5,307,863

Total Assets	$236,375,619	$2,130,454	$—	$238,506,073

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
September 30, 2010 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund
Common Stocks 97.4%

		Market
	Shares	Value

Capital Markets 7.4%
Bank of New York Mellon Corp. (The)	292,755	$7,649,688
Charles Schwab Corp. (The)	707,340	9,832,026

		17,481,714

Chemicals 3.6%
Novozymes AS, Class B	18,783	2,385,333
Praxair, Inc.	66,747	6,024,584

		8,409,917

Commercial Services & Supplies 2.4%
Herman Miller, Inc.	289,430	5,695,982

Electronic Equipment, Instruments & Components 6.0%
Anixter International, Inc. *	132,144	7,134,455
National Instruments Corp.	218,075	7,122,329

		14,256,784

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	37,821	2,439,076

Food Products 5.3%
JM Smucker Co. (The)	112,654	6,818,947
McCormick & Co., Inc., Non-Voting Shares	133,640	5,618,225

		12,437,172

Health Care Equipment & Supplies 6.4%
Becton, Dickinson and Co.	100,915	7,477,801
Covidien PLC	187,735	7,545,070

		15,022,871

Household Products 3.2%
Procter & Gamble Co. (The)	126,360	7,577,809

Industrial Conglomerates 3.7%
3M Co.	100,674	8,729,443

Information Technology Services 3.4%
MasterCard, Inc., Class A	35,500	7,952,000

Insurance 5.5%
Markel Corp. *	14,094	4,856,652
Progressive Corp. (The)	388,760	8,113,421

		12,970,073

Internet Software & Services 4.0%
Yahoo!, Inc. *	667,920	9,464,426

Machinery 4.7%
Danaher Corp.	271,495	11,025,412

Media 5.4%
Comcast Corp., Special Class A, Class A	322,442	5,484,738
Scripps Networks Interactive, Inc., Class A	150,908	7,180,203

		12,664,941

Oil, Gas & Consumable Fuels 11.8%
BG Group PLC	570,373	10,042,647
Cimarex Energy Co.	53,596	3,546,983
Newfield Exploration Co. *	158,762	9,119,289
Noble Energy, Inc.	70,090	5,263,058

		27,971,977

Pharmaceuticals 5.5%
Novo Nordisk AS ADR-DK	60,323	5,938,196
Roche Holding AG ADR-CH	159,285	5,436,397
Roche Holding AG	12,347	1,686,996

		13,061,589

Professional Services 1.6%
ICF International, Inc. *	151,242	3,791,637

Road & Rail 2.0%
Canadian National Railway Co.	74,635	4,778,133

Semiconductors & Semiconductor Equipment 9.4%
Altera Corp.	390,998	11,792,500
Texas Instruments, Inc.	383,615	10,411,311

		22,203,811

Software 2.9%
Intuit, Inc. *	157,962	6,920,315

Trading Companies & Distributors 2.2%
W.W. Grainger, Inc.	44,683	5,322,192

Total Common Stocks (cost $201,071,350)		230,177,274

Mutual Fund 0.6%

		Market
	Shares	Value

Money Market Fund 0.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	1,340,613	1,340,613

Total Mutual Fund (cost $1,340,613)		1,340,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund
Mutual Fund (continued)

		Market
	Shares	Value

Total Investments (cost $202,411,963) (b) — 98.0%		231,517,887

Other assets in excess of liabilities — 2.0%		4,753,436

NET ASSETS — 100.0%		$236,271,323

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $205,441,260, tax unrealized appreciation and depreciation were $34,798,096 and $(8,721,469), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

DK	Denmark

PLC	Public Limited Company

CH	Switzerland
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Capital Markets	$17,481,714	$—	$—	$17,481,714
Chemicals	6,024,584	2,385,333	—	8,409,917
Commercial Services & Supplies	5,695,982	—	—	5,695,982
Electronic Equipment, Instruments & Components	14,256,784	—	—	14,256,784
Food & Staples Retailing	2,439,076	—	—	2,439,076
Food Products	12,437,172	—	—	12,437,172
Health Care Equipment & Supplies	15,022,871	—	—	15,022,871
Household Products	7,577,809	—	—	7,577,809
Industrial Conglomerates	8,729,443	—	—	8,729,443
Information Technology Services	7,952,000	—	—	7,952,000
Insurance	12,970,073	—	—	12,970,073
Internet Software & Services	9,464,426	—	—	9,464,426
Machinery	11,025,412	—	—	11,025,412
Media	12,664,941	—	—	12,664,941
Oil, Gas & Consumable Fuels	17,929,330	10,042,647	—	27,971,977
Pharmaceuticals	11,374,593	1,686,996	—	13,061,589
Professional Services	3,791,637	—	—	3,791,637
Road & Rail	4,778,133	—	—	4,778,133
Semiconductors & Semiconductor Equipment	22,203,811	—	—	22,203,811
Software	6,920,315	—	—	6,920,315
Trading Companies & Distributors	5,322,192	—	—	5,322,192

Total Common Stocks	216,062,298	14,114,976	—	230,177,274

Mutual Fund	1,340,613	—	—	1,340,613

Total Assets	$217,402,911	$14,114,976	$—	$231,517,887

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Asset-Backed Securities 0.1%

	Principal	Market
	Amount	Value

Automobile 0.1%
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3, 1.51%, 01/15/14	$749,000	$755,954

Credit Card 0.0%†
Citibank Credit Card Issuance Trust,
Series 2008-C6, Class C6, 6.30%, 06/20/14	200,000	212,776

Home Equity 0.0%†
Aegis Asset Backed Securities Trust,
Series 2006-1, Class A1, 0.34%, 01/25/37(a)	118,814	118,688

Other Asset-Backed Securities 0.0%†
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	297,773

Total Asset-Backed Securities (cost $1,378,269)		1,385,191

Commercial Mortgage Backed Securities 3.1%

	Principal	Market
	Amount	Value

Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class AM, 4.73%, 07/10/43	1,200,000	1,104,804
Series 2006-6, Class A4, 5.36%, 10/10/45	4,070,000	4,276,381
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,406,383
Series 2007-4, Class A4, 5.93%, 02/10/51(a)	1,500,000	1,613,379
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,794,025
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4 6.29%, 12/10/49(a)	3,271,583	3,510,766
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	5,820,000	6,327,156
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A4 6.01%, 05/15/46(a)	2,080,000	2,125,200
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	3,067,000	3,324,765
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	2,252,384
Series 2006-LDP7, Class A4, 6.06%, 04/15/45(a)	3,339,000	3,701,605
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	382,929
Series 2007-LD12, Class A2, 5.83%, 02/15/51	2,200,000	2,302,763
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4, 5.12%, 11/15/32(a)	3,109,000	3,392,490
Series 2007-C1, Class A2, 5.32%, 02/15/40	2,140,000	2,208,995
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4 5.69%, 04/15/49(a)	2,080,000	2,159,141
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 6.55%, 04/15/34	1,711,000	1,809,144
Series 2005-C20, Class APB, 5.09%, 07/15/42(a)	1,974,013	2,103,836
Series 2006-C25, Class A5, 5.92%, 05/15/43(a)	800,000	878,885
Series 2007-C33, Class A4, 6.10%, 02/15/51(a)	1,945,000	2,030,598

Total Commercial Mortgage Backed Securities (cost $42,453,458)		49,705,629

Corporate Bonds 20.2%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.5%
Boeing Co. (The),
4.88%, 02/15/20	1,100,000	1,256,593
General Dynamics Corp.,
4.25%, 05/15/13	250,000	271,854
Goodrich Corp.
6.29%, 07/01/16	354,000	422,669
6.80%, 07/01/36	185,000	225,509
Honeywell International, Inc.
6.13%, 11/01/11	147,000	155,154
5.40%, 03/15/16	705,000	827,454
5.30%, 03/01/18	840,000	982,503
Lockheed Martin Corp.
6.15%, 09/01/36	354,000	418,518
5.72%, 06/01/40(b)	215,000	245,351
McDonnell Douglas Corp.,
9.75%, 04/01/12	600,000	677,006
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Aerospace & Defense 0.5% (continued)
Northrop Grumman Systems Corp.,
7.75%, 02/15/31	$118,000	$162,019
Raytheon Co.
5.50%, 11/15/12	88,000	96,808
6.40%, 12/15/18	206,000	251,857
7.00%, 11/01/28	133,000	172,990
Rockwell Collins, Inc.,
4.75%, 12/01/13	295,000	322,446
United Technologies Corp.
4.88%, 05/01/15	545,000	624,423
6.13%, 07/15/38	400,000	483,064

		7,596,218

Air Freight & Logistics 0.1%
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	167,334
8.38%, 04/01/30(c)	177,000	246,498
United Parcel Service, Inc.,
6.20%, 01/15/38	295,000	363,660

		777,492

Airlines 0.0%†
Southwest Airlines Co.,
5.13%, 03/01/17	147,000	154,383

Auto Components 0.0%†
Johnson Controls, Inc.,
4.88%, 09/15/13	177,000	192,639

Automobile 0.1%
Daimler Finance North America LLC
7.30%, 01/15/12	389,000	418,352
6.50%, 11/15/13	487,000	557,044

		975,396

Beverages 0.3%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	30,886
5.00%, 03/01/19	236,000	260,313
5.75%, 04/01/36	324,000	353,852
6.00%, 11/01/41	147,000	160,442
Bottling Group LLC,
4.63%, 11/15/12	413,000	444,574
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	387,335
7.38%, 03/03/14	480,000	576,998
6.95%, 11/15/26	147,000	189,133
Diageo Finance BV,
5.30%, 10/28/15	649,000	747,369
Pepsi Bottling Group, Inc.,
7.00%, 03/01/29	206,000	271,833
PepsiAmericas, Inc.,
4.88%, 01/15/15	442,000	499,483
PepsiCo, Inc.,
7.90%, 11/01/18	700,000	932,592

		4,854,810

Biotechnology 0.1%
Amgen, Inc.
3.45%, 10/01/20	600,000	604,027
6.40%, 02/01/39	600,000	726,464
Genentech, Inc.,
5.25%, 07/15/35	88,000	94,228

		1,424,719

Capital Markets 1.0%
Bank of New York Mellon Corp. (The),
5.13%, 08/27/13	450,000	500,889
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	416,062
5.30%, 10/30/15	177,000	197,461
4.65%, 07/02/18	354,000	372,676
Credit Suisse Guernsey,
5.86%, 05/15/17(d)	400,000	380,250
Credit Suisse USA, Inc.
6.13%, 11/15/11	265,000	280,378
6.50%, 01/15/12	354,000	378,739
5.13%, 01/15/14	171,000	188,178
5.85%, 08/16/16	400,000	464,334
7.13%, 07/15/32	555,000	713,156
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	109,775
5.25%, 10/15/13	870,000	945,596
5.13%, 01/15/15	664,000	718,820
5.35%, 01/15/16	1,077,000	1,184,071
5.63%, 01/15/17	1,000,000	1,058,941
6.13%, 02/15/33	1,150,000	1,251,106
6.75%, 10/01/37	500,000	519,712
Jefferies Group, Inc.,
6.25%, 01/15/36	177,000	162,516
Mellon Funding Corp.,
5.00%, 12/01/14	265,000	296,111
Morgan Stanley
6.60%, 04/01/12	501,000	538,785
5.30%, 03/01/13	664,000	715,082
4.75%, 04/01/14(e)	590,000	616,177
5.45%, 01/09/17	1,325,000	1,397,353
7.30%, 05/13/19	700,000	805,127
5.63%, 09/23/19	1,000,000	1,041,151
7.25%, 04/01/32	324,000	377,757
UBS Preferred Funding Trust V,
6.24%, 05/15/16(d)	275,000	264,000

		15,894,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Chemicals 0.3%
Albemarle Corp.,
5.10%, 02/01/15	$118,000	$129,779
Cytec Industries, Inc.,
6.00%, 10/01/15	162,000	182,121
Dow Chemical Co. (The)
6.00%, 10/01/12	590,000	639,279
8.55%, 05/15/19	585,000	738,674
9.40%, 05/15/39	260,000	368,026
Eastman Chemical Co.,
7.25%, 01/15/24	400,000	490,036
EI Du Pont de Nemours & Co.
5.25%, 12/15/16	885,000	1,036,528
4.90%, 01/15/41	300,000	299,075
Lubrizol Corp.
5.50%, 10/01/14	354,000	390,398
6.50%, 10/01/34	147,000	162,890
Praxair, Inc.,
3.95%, 06/01/13	177,000	189,985

		4,626,791

Commercial Banks 1.6%
BAC Capital Trust XI,
6.63%, 05/23/36	200,000	206,459
Bank of America NA
6.00%, 06/15/16	295,000	320,866
5.30%, 03/15/17	200,000	205,842
Bank One Corp.
5.25%, 01/30/13	147,000	158,431
8.00%, 04/29/27	290,000	370,365
Barclays Bank PLC
5.20%, 07/10/14(e)	550,000	609,743
5.13%, 01/08/20	800,000	864,921
BB&T Corp.,
4.75%, 10/01/12	236,000	249,918
Charter One Bank NA,
6.38%, 05/15/12	700,000	741,891
Comerica, Inc.,
4.80%, 05/01/15	177,000	187,696
Credit Suisse New York,
4.38%, 08/05/20	300,000	306,378
Discover Bank,
7.00%, 04/15/20	400,000	435,144
Eksportfinans ASA,
5.50%, 05/25/16	383,000	447,303
HSBC Bank USA NA
4.63%, 04/01/14	590,000	632,220
5.63%, 08/15/35	250,000	252,493
HSBC Holdings PLC
6.50%, 05/02/36	400,000	445,338
6.50%, 09/15/37	600,000	672,858
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	500,621
6.00%, 07/05/17	2,210,000	2,501,517
6.00%, 10/01/17	1,000,000	1,135,108
KeyBank NA
5.70%, 08/15/12	265,000	280,243
5.80%, 07/01/14	147,000	160,274
6.95%, 02/01/28	225,000	237,084
Korea Development Bank
5.75%, 09/10/13	118,000	129,176
3.25%, 03/09/16	700,000	700,785
Marshall & Ilsley Bank,
5.25%, 09/04/12	162,000	164,612
National City Bank,
6.20%, 12/15/11	300,000	316,577
National City Corp.,
4.90%, 01/15/15	354,000	390,407
PNC Funding Corp.,
5.25%, 11/15/15	354,000	393,175
Regions Bank,
3.25%, 12/09/11	3,560,000	3,675,579
Royal Bank of Scotland PLC (The)
3.40%, 08/23/13	200,000	205,041
3.95%, 09/21/15	200,000	202,091
5.63%, 08/24/20	250,000	262,116
UBS AG
5.88%, 07/15/16	1,121,000	1,241,863
5.88%, 12/20/17	350,000	396,019
UnionBanCal Corp.,
5.25%, 12/16/13	206,000	225,129
US Bancorp,
1.38%, 09/13/13	600,000	602,756
US Bank NA
4.95%, 10/30/14	265,000	293,215
4.80%, 04/15/15	133,000	148,249
Wachovia Bank NA
5.60%, 03/15/16	708,000	787,668
6.60%, 01/15/38	1,000,000	1,134,918
Wachovia Corp.,
4.88%, 02/15/14	183,000	195,547
Wells Fargo & Co.
5.13%, 09/15/16	206,000	224,567
5.63%, 12/11/17	500,000	569,493
5.38%, 02/07/35	457,000	482,696
Wells Fargo Capital X,
5.95%, 12/15/36	275,000	267,932
Wells Fargo Capital XIII,
7.70%, 03/26/13(d)	475,000	492,813
Westpac Banking Corp.,
2.10%, 08/02/13	250,000	253,728

		25,678,865

Commercial Services & Supplies 0.2%
Block Financial LLC,
7.88%, 01/15/13	100,000	108,513
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	312,624
4.75%, 05/15/18	88,000	90,424
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Commercial Services & Supplies 0.2% (continued)
RR Donnelley & Sons Co.
4.95%, 04/01/14	$118,000	$122,427
6.13%, 01/15/17	700,000	732,889
Science Applications International Corp.,
5.50%, 07/01/33	177,000	177,325
Waste Management, Inc.
6.38%, 11/15/12	206,000	226,028
6.38%, 03/11/15	500,000	586,322
7.00%, 07/15/28	162,000	195,334

		2,551,886

Communications Equipment 0.1%
Cisco Systems, Inc.
5.50%, 02/22/16	425,000	501,350
4.95%, 02/15/19	200,000	228,803
5.90%, 02/15/39	500,000	577,848
Motorola, Inc.,
7.50%, 05/15/25	206,000	244,300

		1,552,301

Computers & Peripherals 0.1%
Dell, Inc.,
7.10%, 04/15/28	206,000	243,801
Hewlett-Packard Co.
6.50%, 07/01/12	292,000	320,330
5.50%, 03/01/18	800,000	944,609

		1,508,740

Construction Materials 0.1%
CRH America, Inc.,
6.00%, 09/30/16	885,000	990,858
Lafarge SA,
6.50%, 07/15/16	265,000	285,990

		1,276,848

Consumer Finance 0.5%
American Express Co.
4.88%, 07/15/13	1,348,000	1,458,484
8.13%, 05/20/19	845,000	1,091,237
6.80%, 09/01/66(a)	290,000	290,000
Capital One Bank USA NA,
5.13%, 02/15/14	765,000	833,969
Capital One Capital III,
7.69%, 08/15/36	250,000	253,750
Capital One Financial Corp.,
5.25%, 02/21/17	304,000	327,134
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,400,000	1,609,328
5.50%, 03/15/16	295,000	347,051
HSBC Finance Corp.
7.00%, 05/15/12	811,000	876,982
5.25%, 04/15/15	265,000	290,915
SLM Corp.
5.38%, 05/15/14	1,091,000	1,061,614
8.45%, 06/15/18	150,000	151,510

		8,591,974

Diversified Financial Services 3.8%
AEP Texas Central Transition Funding LLC,
5.17%, 01/01/18	1,400,000	1,635,182
Associates Corp of North America,
6.95%, 11/01/18	339,000	374,240
AXA Financial, Inc.,
7.00%, 04/01/28	133,000	142,267
Bank of America Corp.
2.10%, 04/30/12	2,325,000	2,382,283
4.88%, 09/15/12	289,000	305,196
4.88%, 01/15/13	649,000	689,086
4.75%, 08/01/15	619,000	653,957
5.25%, 12/01/15	737,000	779,633
5.63%, 10/14/16	1,460,000	1,576,075
5.65%, 05/01/18	3,700,000	3,920,169
5.63%, 07/01/20	1,000,000	1,056,699
BP Capital Markets America, Inc.,
4.20%, 06/15/18	147,000	146,698
BP Capital Markets PLC
3.88%, 03/10/15(e)	900,000	936,383
4.50%, 10/01/20	200,000	204,523
Capital One Capital IV,
6.75%, 02/17/37(a)	185,000	184,075
Citigroup Funding, Inc.,
2.25%, 12/10/12(e)	6,485,000	6,708,207
Citigroup, Inc.
6.00%, 02/21/12	147,000	155,925
5.25%, 02/27/12	1,750,000	1,838,144
5.63%, 08/27/12	295,000	311,794
5.50%, 10/15/14	2,100,000	2,278,645
5.30%, 01/07/16	1,979,000	2,108,939
5.85%, 08/02/16	413,000	446,445
5.38%, 08/09/20	250,000	258,658
6.63%, 06/15/32	333,000	344,130
5.88%, 02/22/33	118,000	112,971
5.85%, 12/11/34	525,000	529,021
5.88%, 05/29/37	250,000	248,810
ConocoPhillips Australia Funding Co.,
5.50%, 04/15/13	324,000	359,022
Deutsche Bank AG,
4.88%, 05/20/13	1,250,000	1,357,832
Deutsche Bank Financial LLC,
5.38%, 03/02/15	177,000	195,154
EnCana Holdings Finance Corp.,
5.80%, 05/01/14	634,000	719,536
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Financial Services 3.8% (continued)
General Electric Capital Corp.
5.88%, 02/15/12	$59,000	$62,885
6.00%, 06/15/12	263,000	283,836
1.88%, 09/16/13	1,300,000	1,303,910
4.88%, 03/04/15	619,000	679,742
5.00%, 01/08/16	295,000	324,104
5.40%, 02/15/17	585,000	644,317
5.63%, 09/15/17	2,000,000	2,234,212
6.75%, 03/15/32	1,128,000	1,254,042
6.15%, 08/07/37	1,200,000	1,256,689
6.38%, 11/15/67(a)	925,000	922,688
Goldman Sachs Capital I,
6.35%, 02/15/34	250,000	240,995
Goldman Sachs Capital II,
5.79%, 06/01/12(d)	575,000	488,031
JPMorgan Chase & Co.
6.63%, 03/15/12	643,000	691,559
2.13%, 12/26/12	3,225,000	3,330,364
3.70%, 01/20/15	805,000	850,344
4.75%, 03/01/15	254,000	277,538
5.15%, 10/01/15	501,000	549,332
JPMorgan Chase Capital XXV,
6.80%, 10/01/37	750,000	762,310
Kreditanstalt fuer Wiederaufbau
1.38%, 07/15/13	1,100,000	1,116,789
3.50%, 03/10/14	2,915,000	3,156,240
4.13%, 10/15/14	708,000	784,460
4.38%, 07/21/15(e)	2,145,000	2,425,287
4.38%, 03/15/18	600,000	684,818
2.75%, 09/08/20	400,000	402,526
Landwirtschaftliche Rentenbank,
5.13%, 02/01/17	750,000	880,345
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	360,462
5.45%, 04/10/17	850,000	979,608
8.00%, 03/01/32	159,000	212,604
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	264,528
4.88%, 02/16/16	350,000	400,030
UFJ Finance Aruba AEC,
6.75%, 07/15/13	354,000	398,988

		61,183,282

Diversified Telecommunication Services 1.4%
Ameritech Capital Funding Corp.,
6.45%, 01/15/18	88,000	101,853
AT&T, Inc.
5.88%, 08/15/12	425,000	462,574
4.95%, 01/15/13	1,500,000	1,629,957
5.10%, 09/15/14	1,003,000	1,126,153
5.63%, 06/15/16	295,000	342,667
6.15%, 09/15/34	1,161,000	1,270,897
6.55%, 02/15/39	410,000	476,819
5.35%, 09/01/40(b)	395,000	396,861
BellSouth Corp.
6.00%, 10/15/11	838,000	883,278
5.20%, 09/15/14	501,000	563,396
6.55%, 06/15/34	177,000	197,944
British Telecommunications PLC,
5.95%, 01/15/18	750,000	836,143
Corning, Inc.,
4.25%, 08/15/20	250,000	262,106
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	808,412
5.75%, 03/23/16	697,000	804,096
8.75%, 06/15/30	369,000	516,694
Embarq Corp.
7.08%, 06/01/16	133,000	147,817
8.00%, 06/01/36	550,000	584,776
France Telecom SA,
8.50%, 03/01/31	407,000	588,673
GTE Corp.
6.84%, 04/15/18	206,000	244,188
6.94%, 04/15/28	147,000	169,926
Qwest Corp.,
8.38%, 05/01/16	1,225,000	1,448,562
Telecom Italia Capital SA
4.95%, 09/30/14	295,000	314,095
5.25%, 10/01/15(e)	940,000	1,014,388
6.00%, 09/30/34	230,000	216,970
Telefonica Emisiones SAU,
6.42%, 06/20/16	1,770,000	2,074,562
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	236,000	262,438
Verizon Communications, Inc.
4.90%, 09/15/15(e)	590,000	671,445
8.75%, 11/01/18	550,000	748,397
6.35%, 04/01/19	200,000	244,062
5.85%, 09/15/35	118,000	127,125
Verizon Global Funding Corp.
6.88%, 06/15/12	295,000	324,495
7.38%, 09/01/12	522,000	585,030
4.38%, 06/01/13	369,000	399,850
7.75%, 12/01/30	1,190,000	1,536,374

		22,383,023

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Electric Utilities 1.4%
Alabama Power Co.,
5.70%, 02/15/33	$574,000	$641,115
Ameren Energy Generating Co.,
7.95%, 06/01/32	105,000	98,933
American Electric Power Co., Inc.,
5.25%, 06/01/15	192,000	212,772
Appalachian Power Co.,
5.80%, 10/01/35	206,000	217,578
Arizona Public Service Co.,
5.50%, 09/01/35	215,000	219,756
Baltimore Gas & Electric Co.,
5.90%, 10/01/16	1,135,000	1,334,118
Cleveland Electric Illuminating Co. (The),
5.50%, 08/15/24	400,000	451,184
Commonwealth Edison Co.,
6.15%, 03/15/12	118,000	126,579
Consolidated Edison Co. of New York, Inc.
4.88%, 02/01/13	124,000	134,291
5.38%, 12/15/15	177,000	207,215
5.85%, 04/01/18	1,000,000	1,184,950
5.88%, 04/01/33	118,000	132,914
Duke Energy Carolinas LLC,
6.25%, 01/15/12	1,650,000	1,765,957
Duke Energy Corp.,
5.05%, 09/15/19	1,200,000	1,335,234
Duke Energy Indiana, Inc.,
3.75%, 07/15/20	200,000	208,875
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	44,482
5.40%, 06/15/33	74,000	77,592
Edison International,
3.75%, 09/15/17	500,000	512,667
Entergy Corp.,
5.13%, 09/15/20	400,000	398,694
Entergy Gulf States, Inc.,
5.25%, 08/01/15	81,000	81,128
Entergy Mississippi, Inc.,
5.15%, 02/01/13	289,000	309,971
Exelon Corp.
4.90%, 06/15/15	413,000	452,660
5.63%, 06/15/35	836,000	845,649
FirstEnergy Corp.,
7.38%, 11/15/31	663,000	720,380
Florida Power & Light Co.
4.85%, 02/01/13	147,000	160,000
5.85%, 02/01/33	100,000	114,459
5.95%, 10/01/33	77,000	89,389
5.40%, 09/01/35	130,000	142,499
5.65%, 02/01/37	450,000	507,664
Florida Power Corp.,
5.90%, 03/01/33	318,000	361,507
Georgia Power Co.,
5.13%, 11/15/12	106,000	114,962
Metropolitan Edison Co.,
4.88%, 04/01/14	236,000	252,924
MidAmerican Energy Co.,
5.80%, 10/15/36	550,000	619,028
MidAmerican Energy Holdings Co.,
5.88%, 10/01/12	1,334,000	1,447,554
Ohio Power Co.,
6.60%, 02/15/33	236,000	274,595
Oncor Electric Delivery Co. LLC
6.38%, 05/01/12	552,000	601,221
6.38%, 01/15/15	692,000	804,481
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	519,599
6.25%, 03/01/39	600,000	704,109
PacifiCorp,
5.25%, 06/15/35	177,000	187,431
Progress Energy, Inc.,
7.75%, 03/01/31	236,000	311,544
PSEG Power LLC
6.95%, 06/01/12	74,000	81,063
5.50%, 12/01/15	413,000	466,023
Public Service Co. of Colorado,
5.50%, 04/01/14	251,000	283,568
Public Service Electric & Gas Co.,
5.13%, 09/01/12	195,000	210,089
Puget Sound Energy, Inc.,
5.48%, 06/01/35	147,000	154,034
Scottish Power Ltd.,
5.81%, 03/15/25	118,000	119,053
Southern California Edison Co.
6.00%, 01/15/34	177,000	209,676
5.55%, 01/15/36	436,000	491,286
Southern Co.,
2.38%, 09/15/15	300,000	302,768
Southern Power Co.,
6.25%, 07/15/12	251,000	273,392
Virginia Electric and Power Co.,
5.40%, 01/15/16	147,000	172,257
Westar Energy, Inc.,
6.00%, 07/01/14	265,000	304,470
Wisconsin Electric Power Co.,
5.63%, 05/15/33	59,000	66,211

		22,061,550

Electrical Equipment 0.0%†
Emerson Electric Co.,
6.00%, 08/15/32	83,000	98,397

Electronic Equipment & Instruments 0.0%†
Ingram Micro, Inc.,
5.25%, 09/01/17	100,000	103,578

Energy Equipment & Services 0.1%
Anadarko Finance Co.,
7.50%, 05/01/31	298,000	322,290
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Energy Equipment & Services 0.1% (continued)
EOG Resources, Inc.,
5.63%, 06/01/19	$130,000	$152,943
Halliburton Co.,
6.70%, 09/15/38	400,000	496,145
Nabors Industries, Inc.
5.38%, 08/15/12	41,000	43,466
5.00%, 09/15/20(b)	500,000	505,059
Transocean, Inc.,
7.50%, 04/15/31	177,000	185,016
Weatherford International Ltd.,
9.63%, 03/01/19(e)	200,000	260,904

		1,965,823

Food & Staples Retailing 0.5%
Costco Wholesale Corp.,
5.50%, 03/15/17	850,000	1,009,678
CVS Caremark Corp.,
6.25%, 06/01/27	795,000	906,370
Kroger Co. (The)
6.20%, 06/15/12	236,000	256,274
7.50%, 04/01/31	257,000	331,734
5.40%, 07/15/40	500,000	519,667
Safeway, Inc.
5.80%, 08/15/12	206,000	222,738
5.63%, 08/15/14	177,000	200,501
5.00%, 08/15/19	200,000	219,681
3.95%, 08/15/20	100,000	100,564
Sysco Corp.,
5.38%, 09/21/35	106,000	119,140
Wal-Mart Stores, Inc.
5.00%, 04/05/12(e)	1,800,000	1,914,933
3.20%, 05/15/14	900,000	963,596
3.63%, 07/08/20	500,000	522,628
7.55%, 02/15/30	118,000	159,701
5.25%, 09/01/35	708,000	758,137

		8,205,342

Food Products 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	400,927
5.38%, 09/15/35	147,000	159,888
Bunge Ltd. Finance Corp.,
5.10%, 07/15/15	88,000	93,163
Cadbury Schweppes US Finance LLC,
5.13%, 10/01/13(b)	177,000	193,610
Campbell Soup Co.,
4.88%, 10/01/13	236,000	263,742
ConAgra Foods, Inc.,
7.00%, 10/01/28	221,000	266,534
General Mills, Inc.,
6.00%, 02/15/12	267,000	284,780
H.J. Heinz Finance Co.
6.00%, 03/15/12	350,000	373,313
6.75%, 03/15/32	88,000	104,991
Kellogg Co.,
7.45%, 04/01/31	147,000	199,331
Kraft Foods, Inc.
5.63%, 11/01/11	468,000	491,522
6.00%, 02/11/13	550,000	610,826
6.50%, 11/01/31	189,000	217,308
7.00%, 08/11/37	910,000	1,116,554
Sara Lee Corp.,
2.75%, 09/15/15	250,000	253,381
Unilever Capital Corp.,
5.90%, 11/15/32	206,000	248,140

		5,278,010

Gas Utilities 0.1%
AGL Capital Corp.,
4.45%, 04/15/13	177,000	187,347
Atmos Energy Corp.
5.13%, 01/15/13	133,000	143,480
4.95%, 10/15/14	265,000	291,790
Energy Transfer Partners LP,
5.95%, 02/01/15	250,000	277,747
Southern California Gas Co.,
4.80%, 10/01/12	383,000	407,955
Southern Natural Gas Co.,
5.90%, 04/01/17(b)	250,000	274,410
Williams Partners LP,
5.25%, 03/15/20	500,000	543,537

		2,126,266

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.
4.63%, 03/15/15	77,000	86,215
5.38%, 06/01/18	400,000	467,176
Covidien International Finance SA,
6.00%, 10/15/17	400,000	475,608

		1,028,999

Health Care Providers & Services 0.3%
Aetna, Inc.,
6.00%, 06/15/16	550,000	645,299
Medco Health Solutions, Inc.
7.13%, 03/15/18	200,000	245,617
4.13%, 09/15/20	300,000	303,781
Medtronic, Inc.,
4.45%, 03/15/20	800,000	876,158
Quest Diagnostics, Inc.,
5.45%, 11/01/15	324,000	364,826
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	336,059
5.80%, 03/15/36	708,000	740,865
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Health Care Providers & Services 0.3% (continued)
WellPoint, Inc.
5.00%, 12/15/14	$1,036,000	$1,151,148
5.25%, 01/15/16	324,000	363,368
5.95%, 12/15/34	118,000	126,530

		5,153,651

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.
5.35%, 03/01/18	360,000	421,745
4.88%, 07/15/40	600,000	622,611
Yum! Brands, Inc.,
6.88%, 11/15/37	600,000	717,419

		1,761,775

Household Durables 0.0%†
Black & Decker Corp.,
4.75%, 11/01/14	230,000	251,220
Fortune Brands, Inc.,
5.38%, 01/15/16	265,000	290,488
MDC Holdings, Inc.,
5.50%, 05/15/13	147,000	152,051
Toll Brothers Finance Corp.,
6.88%, 11/15/12	7,000	7,484

		701,243

Household Products 0.2%
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	313,611
4.88%, 08/15/15(e)	800,000	919,624
6.63%, 08/01/37	630,000	819,545
Procter & Gamble Co. (The)
4.85%, 12/15/15	177,000	204,230
5.80%, 08/15/34	545,000	655,171

		2,912,181

Industrial Conglomerates 0.1%
3M Co.,
5.70%, 03/15/37	415,000	489,061
General Electric Co.,
5.00%, 02/01/13	929,000	1,008,842
Tyco International Finance SA,
4.13%, 10/15/14	800,000	870,746

		2,368,649

Information Technology Services 0.1%
International Business Machines Corp.
4.75%, 11/29/12	516,000	561,055
1.00%, 08/05/13	600,000	602,069
5.88%, 11/29/32	983,000	1,157,414

		2,320,538

Insurance 0.9%
ACE INA Holdings, Inc.,
5.88%, 06/15/14	560,000	636,259
Aflac, Inc.,
6.45%, 08/15/40	200,000	208,238
AIG Life Holdings US, Inc.,
7.50%, 07/15/25	147,000	155,820
Allstate Corp. (The)
6.13%, 02/15/12	254,000	271,143
6.13%, 12/15/32	118,000	129,718
5.55%, 05/09/35	88,000	91,966
5.95%, 04/01/36	118,000	129,267
6.13%, 05/15/37(a)	195,000	181,350
6.50%, 05/15/57(a)	195,000	180,863
American International Group, Inc.
5.05%, 10/01/15	147,000	149,573
5.60%, 10/18/16	585,000	596,700
5.85%, 01/16/18	400,000	414,000
AON Corp.,
5.00%, 09/30/20	500,000	510,608
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	1,090,000	1,157,779
4.85%, 01/15/15	1,779,000	2,001,635
Chubb Corp.
6.00%, 05/11/37	315,000	362,064
6.38%, 03/29/67(a)	400,000	394,000
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	91,104
6.50%, 06/15/34	206,000	190,854
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	309,000	288,717
Lincoln National Corp.,
6.15%, 04/07/36	440,000	453,232
Marsh & McLennan Cos., Inc.,
5.75%, 09/15/15	43,000	47,562
MetLife, Inc.
6.13%, 12/01/11	640,000	676,693
5.50%, 06/15/14	265,000	294,756
5.70%, 06/15/35	659,000	700,553
6.40%, 12/15/36	500,000	467,500
Nationwide Financial Services, Inc.,
6.75%, 05/15/37(f)	105,000	91,565
Progressive Corp. (The),
6.25%, 12/01/32	162,000	175,796
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	770,501
5.10%, 09/20/14	295,000	322,460
5.75%, 07/15/33	147,000	148,667
6.63%, 06/21/40	500,000	573,727
Travelers Cos., Inc. (The)
5.75%, 12/15/17	585,000	671,421
6.25%, 03/15/37(a)	400,000	384,000
Travelers Property Casualty Corp.,
6.38%, 03/15/33	192,000	224,777
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Insurance 0.9% (continued)
Willis North America, Inc.,
5.63%, 07/15/15	$177,000	$189,163
XL Group PLC,
5.25%, 09/15/14	779,000	830,115

		15,164,146

Machinery 0.1%
Caterpillar, Inc.
7.30%, 05/01/31	100,000	134,363
6.05%, 08/15/36	177,000	214,046
Deere & Co.,
8.10%, 05/15/30	500,000	700,125
Dover Corp.,
4.88%, 10/15/15	224,000	256,692
Stanley Black & Decker, Inc.,
4.90%, 11/01/12	133,000	141,959

		1,447,185

Media 1.2%
CBS Corp.
5.63%, 08/15/12	590,000	626,214
8.88%, 05/15/19	50,000	65,178
7.88%, 07/30/30	80,000	96,297
5.50%, 05/15/33	118,000	114,867
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22	118,000	166,422
Comcast Cable Holdings LLC,
9.80%, 02/01/12	307,000	340,863
Comcast Corp.
5.90%, 03/15/16	413,000	477,071
6.50%, 01/15/17	1,013,000	1,205,062
5.70%, 07/01/19	500,000	573,775
7.05%, 03/15/33	295,000	345,564
6.50%, 11/15/35	100,000	111,786
6.95%, 08/15/37	295,000	345,914
COX Communications, Inc.
5.45%, 12/15/14	354,000	400,452
5.50%, 10/01/15	383,000	431,012
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	252,434
4.60%, 02/15/21	1,000,000	1,027,603
Discovery Communications LLC,
5.05%, 06/01/20	500,000	544,191
Historic TW, Inc.,
6.88%, 06/15/18	176,000	213,148
NBC Universal, Inc.
4.38%, 04/01/21(b)	800,000	809,747
5.95%, 04/01/41(b)	200,000	205,722
News America Holdings, Inc.
9.25%, 02/01/13	118,000	137,789
8.00%, 10/17/16	118,000	149,461
News America, Inc.
5.30%, 12/15/14	367,000	414,193
7.28%, 06/30/28	77,000	89,113
6.55%, 03/15/33	300,000	334,843
6.20%, 12/15/34	245,000	264,667
Omnicom Group, Inc.
5.90%, 04/15/16	177,000	204,094
4.45%, 08/15/20	150,000	154,214
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	844,912
6.75%, 07/01/18	585,000	697,693
8.25%, 04/01/19	1,700,000	2,194,831
6.75%, 06/15/39	900,000	1,038,565
Time Warner, Inc.
7.63%, 04/15/31	777,000	963,356
7.70%, 05/01/32	932,000	1,164,646
Viacom, Inc.
6.25%, 04/30/16	649,000	761,260
6.88%, 04/30/36	324,000	380,371
Walt Disney Co. (The)
6.38%, 03/01/12	139,000	149,993
6.20%, 06/20/14	413,000	489,053

		18,786,376

Metals & Mining 0.4%
Alcoa, Inc.
5.38%, 01/15/13	100,000	106,320
5.87%, 02/23/22	625,000	614,784
ArcelorMittal,
6.13%, 06/01/18	2,660,000	2,876,833
Barrick Gold Finance Co.,
4.88%, 11/15/14	230,000	253,302
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	256,600
5.25%, 12/15/15	285,000	325,749
Corp. Nacional del Cobre de Chile,
6.38%, 11/30/12(b)	120,000	132,064
Newmont Mining Corp.,
5.88%, 04/01/35	236,000	255,852
Placer Dome, Inc.,
6.38%, 03/01/33	139,000	159,690
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	327,075
5.75%, 06/01/35	206,000	224,960
Teck Resources Ltd.,
4.50%, 01/15/21	300,000	310,807
Vale Overseas Ltd.,
6.88%, 11/21/36	944,000	1,078,480

		6,922,516

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Multiline Retail 0.1%
Target Corp.
6.00%, 01/15/18	$500,000	$603,145
7.00%, 07/15/31	174,000	218,748
6.35%, 11/01/32	313,000	369,933

		1,191,826

Multi-Utilities 0.2%
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	176,620
5.20%, 08/15/19(e)	200,000	228,701
6.30%, 03/15/33	10,000	11,685
5.95%, 06/15/35	251,000	285,047
DTE Energy Co.,
6.35%, 06/01/16	913,000	1,068,017
SCANA Corp.,
6.25%, 02/01/12	147,000	156,376
Sempra Energy,
6.00%, 10/15/39	720,000	813,079
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	277,923
6.50%, 07/01/36	177,000	211,188

		3,228,636

Office Electronics 0.1%
Xerox Corp.
5.50%, 05/15/12	500,000	532,008
6.35%, 05/15/18	250,000	290,042

		822,050

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	109,193
6.38%, 09/15/17	100,000	110,195
6.45%, 09/15/36	531,000	531,639
Apache Corp.
6.25%, 04/15/12	230,000	248,791
7.63%, 07/01/19	59,000	75,289
5.10%, 09/01/40	100,000	100,605
Apache Finance Canada Corp.,
4.38%, 05/15/15	487,000	534,991
Baker Hughes, Inc.,
5.13%, 09/15/40	200,000	208,297
Boardwalk Pipelines LP,
5.20%, 06/01/18	88,000	93,245
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	590,000	678,281
Cenovus Energy, Inc.,
5.70%, 10/15/19(e)	1,020,000	1,195,250
CenterPoint Energy Resources Corp.,
7.88%, 04/01/13	354,000	407,631
Chevron Corp.,
3.95%, 03/03/14	585,000	639,702
ConocoPhillips
4.75%, 10/15/12	675,000	727,869
4.60%, 01/15/15	950,000	1,066,945
5.90%, 10/15/32	177,000	202,242
6.50%, 02/01/39	650,000	814,163
Consolidated Natural Gas Co.,
5.00%, 12/01/14	1,069,000	1,198,194
Devon Energy Corp.,
7.95%, 04/15/32	350,000	474,349
Enterprise Products Operating LLC
5.60%, 10/15/14	1,194,000	1,348,174
6.13%, 10/15/39	285,000	306,765
Hess Corp.,
7.30%, 08/15/31	354,000	435,497
Kern River Funding Corp.,
4.89%, 04/30/18(b)	62,225	66,010
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	935,000	1,114,698
5.80%, 03/15/35	206,000	206,527
Marathon Oil Corp.,
6.80%, 03/15/32	118,000	140,514
Murphy Oil Corp.,
6.38%, 05/01/12	59,000	63,154
NuStar Logistics LP,
4.80%, 09/01/20	200,000	202,025
Occidental Petroleum Corp.
6.75%, 01/15/12	265,000	284,540
7.00%, 11/01/13	500,000	588,195
Pemex Project Funding Master Trust,
6.63%, 06/15/35	1,074,000	1,173,270
Petrobras International Finance Co.,
5.75%, 01/20/20	1,425,000	1,577,539
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/13	330,000	360,890
3.95%, 09/15/15	200,000	209,794
Shell International Finance BV,
6.38%, 12/15/38	820,000	1,039,670
Spectra Energy Capital LLC,
6.75%, 02/15/32	327,000	374,651
Statoil ASA,
3.13%, 08/17/17	250,000	259,991
Texas Gas Transmission LLC,
4.60%, 06/01/15	177,000	188,738
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	250,000	255,492
Valero Energy Corp.
6.88%, 04/15/12	590,000	633,680
7.50%, 04/15/32	118,000	128,676
6.63%, 06/15/37	455,000	456,930
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Oil, Gas & Consumable Fuels 1.3% (continued)
XTO Energy, Inc.
4.90%, 02/01/14	$147,000	$164,884
5.30%, 06/30/15	280,000	326,230
5.65%, 04/01/16	118,000	140,479
6.50%, 12/15/18	210,000	267,415

		21,731,299

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA,
5.13%, 07/09/13	177,000	189,197
International Paper Co.
5.30%, 04/01/15	206,000	224,045
9.38%, 05/15/19	665,000	862,695

		1,275,937

Pharmaceuticals 0.9%
Abbott Laboratories
5.88%, 05/15/16	481,000	577,980
6.00%, 04/01/39	1,040,000	1,232,678
AstraZeneca PLC
5.40%, 06/01/14	295,000	336,596
5.90%, 09/15/17	400,000	481,478
6.45%, 09/15/37	200,000	251,796
Bristol-Myers Squibb Co.,
5.25%, 08/15/13	1,425,000	1,585,010
Eli Lilly & Co.
6.00%, 03/15/12	295,000	318,339
7.13%, 06/01/25	118,000	154,261
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	2,700,000	2,969,652
5.38%, 04/15/34	201,000	219,281
Johnson & Johnson
2.95%, 09/01/20	200,000	203,965
4.95%, 05/15/33	663,000	725,906
Merck & Co., Inc.
4.75%, 03/01/15	354,000	401,867
6.40%, 03/01/28	74,000	91,221
5.95%, 12/01/28	162,000	194,903
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	470,000	539,619
Pfizer, Inc.
4.65%, 03/01/18	265,000	298,110
7.20%, 03/15/39	525,000	714,271
Pharmacia Corp.,
6.60%, 12/01/28	177,000	217,016
Schering-Plough Corp.,
5.30%, 12/01/13	1,400,000	1,577,290
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	142,000	170,665
Wyeth
5.50%, 02/01/14	678,000	769,428
5.50%, 02/15/16	634,000	741,750
6.50%, 02/01/34	206,000	255,810

		15,028,892

Real Estate Investment Trusts (REITs) 0.3%
Boston Properties LP
5.00%, 06/01/15	590,000	646,260
5.63%, 11/15/20	465,000	510,302
Camden Property Trust,
5.00%, 06/15/15	147,000	158,172
CommonWealth REIT,
5.75%, 02/15/14	177,000	187,478
ERP Operating LP
5.25%, 09/15/14	472,000	521,962
5.38%, 08/01/16	295,000	325,641
HCP, Inc.
6.45%, 06/25/12	56,000	59,560
6.00%, 01/30/17	472,000	503,829
Health Care REIT, Inc.,
6.00%, 11/15/13	177,000	194,768
Hospitality Properties Trust,
6.75%, 02/15/13	745,000	793,044
Simon Property Group LP
5.10%, 06/15/15	531,000	589,042
6.10%, 05/01/16	413,000	479,870
5.65%, 02/01/20	250,000	278,730

		5,248,658

Road & Rail 0.2%
Burlington Northern Santa Fe LLC
7.95%, 08/15/30	206,000	277,496
5.05%, 03/01/41	500,000	498,447
CSX Corp.
5.50%, 08/01/13	507,000	561,130
7.38%, 02/01/19	400,000	502,155
Norfolk Southern Corp.,
5.59%, 05/17/25	84,000	93,034
Union Pacific Corp.
5.13%, 02/15/14	600,000	665,981
5.38%, 06/01/33	62,000	64,555
6.25%, 05/01/34	236,000	269,696

		2,932,494

Software 0.2%
Microsoft Corp.
2.95%, 06/01/14	420,000	445,298
3.00%, 10/01/20	500,000	498,712
4.50%, 10/01/40	300,000	298,040
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Software 0.2% (continued)
Oracle Corp.
3.75%, 07/08/14	$1,210,000	$1,318,664
5.25%, 01/15/16	572,000	665,299
5.00%, 07/08/19	200,000	229,603
5.38%, 07/15/40(b)	300,000	322,673

		3,778,289

Specialty Retail 0.1%
Home Depot, Inc.
5.40%, 03/01/16	590,000	671,765
5.88%, 12/16/36	300,000	319,827
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	283,782
5.80%, 10/15/36	300,000	335,190

		1,610,564

Thrifts & Mortgage Finance 0.0%†
Golden West Financial Corp.,
4.75%, 10/01/12	156,000	165,830

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	800,000	1,082,881
9.25%, 08/06/19	700,000	938,323
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	468,323
6.38%, 05/16/38	810,000	998,252

		3,487,779

Wireless Telecommunication Services 0.4%
America Movil SAB de CV
5.75%, 01/15/15	295,000	333,565
6.38%, 03/01/35(e)	177,000	201,341
American Tower Corp.,
5.05%, 09/01/20	500,000	512,098
AT&T Mobility LLC,
7.13%, 12/15/31	413,000	508,964
Cellco Partnership/Verizon Wireless Capital LLC,
7.38%, 11/15/13	1,000,000	1,183,341
New Cingular Wireless Services, Inc.,
8.13%, 05/01/12	44,000	48,882
Rogers Communications, Inc.,
7.25%, 12/15/12	875,000	985,947
Vodafone Group PLC
5.00%, 12/16/13	664,000	729,973
4.15%, 06/10/14	865,000	934,267
7.88%, 02/15/30	206,000	273,093

		5,711,471

Total Corporate Bonds (cost $298,172,974)		325,843,520

Municipal Bonds 0.5%

	Principal	Market
	Amount	Value

California 0.1%
Los Angeles Community College District,
6.75%, 08/01/49	300,000	335,595
State of California,
7.55%, 04/01/39	1,410,000	1,533,389

		1,868,984

Georgia 0.1%
Municipal Electric Authority of Georgia,
6.66%, 04/01/57	1,000,000	1,059,710

Illinois 0.1%
State of Illinois,
5.10%, 06/01/33	1,645,000	1,380,155

New Jersey 0.1%
New Jersey State Turnpike Authority, Series F,
7.41%, 01/01/40	790,000	980,825

New York 0.1%
Metropolitan Transportation Authority,
7.34%, 11/15/39	760,000	947,424
Port Authority of New York & New Jersey,
6.04%, 12/01/29	620,000	672,545

		1,619,969

Texas 0.0%†
City of Dallas,
5.50%, 02/15/24(a)	708,000	762,544

Total Municipal Bonds (cost $7,264,408)		7,672,187

U.S. Government Mortgage Backed Agencies 32.3%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 822023
5.50%, 07/01/20	11,648	12,587
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# 826869
5.50%, 08/01/20	$478,932	$517,562
Pool# 835228
5.50%, 08/01/20	10,600	11,505
Pool# 825811
5.50%, 09/01/20	11,962	12,996
Pool# 832837
5.50%, 09/01/20	435,718	470,863
Pool# 839585
5.50%, 09/01/20	40,780	44,069
Pool# 811505
5.50%, 10/01/20	32,070	34,875
Pool# 829704
5.50%, 10/01/20	42,643	46,082
Pool# 838565
5.50%, 10/01/20	522,109	567,683
Pool# 838566
5.50%, 10/01/20	18,318	19,796
Pool# 840102
5.50%, 10/01/20	390,550	424,633
Pool# 841947
5.50%, 10/01/20	19,974	21,585
Pool# 843102
5.50%, 10/01/20	14,307	15,557
Pool# 839100
5.50%, 11/01/20	13,722	14,828
Pool# 840808
5.50%, 11/01/20	21,594	23,336
Pool# 847832
5.50%, 11/01/20	28,236	30,514
Pool# 847920
5.50%, 11/01/20	489,335	528,804
Pool# 830670
5.50%, 12/01/20	23,389	25,427
Pool# 866142
5.50%, 01/01/21	45,192	48,688
Pool# 788210
5.50%, 02/01/21	377,583	406,799
Pool# 837194
5.50%, 02/01/21	12,703	13,728
Pool# 867183
5.50%, 02/01/21	64,532	69,525
Pool# 811558
5.50%, 03/01/21	528,300	573,005
Pool# 870296
5.50%, 03/01/21	12,053	12,986
Pool# 878120
5.50%, 04/01/21	23,433	25,544
Pool# 878121
5.50%, 04/01/21	31,568	34,011
Pool# 811559
5.50%, 05/01/21	279,503	301,130
Pool# 879115
5.50%, 05/01/21	77,547	83,547
Pool# 883922
5.50%, 05/01/21	442,120	476,330
Pool# 885440
5.50%, 05/01/21	10,464	11,405
Pool# 845489
5.50%, 06/01/21	8,374	9,022
Pool# 880950
5.50%, 07/01/21	288,564	310,892
Pool# 870092
5.50%, 08/01/21	13,046	14,055
Pool# 896599
5.50%, 08/01/21	13,463	14,504
Pool# 896605
5.50%, 08/01/21	7,997	8,616
Pool# 903350
5.00%, 10/01/21	29,085	30,922
Pool# 894126
5.50%, 10/01/21	7,784	8,387
Pool# 902789
5.50%, 11/01/21	336,097	362,103
Pool# 901509
5.00%, 12/01/21	33,402	35,512
Pool# 906708
5.00%, 12/01/21	420,761	447,345
Pool# 905586
5.50%, 12/01/21	348,301	375,251
Pool# 906205
5.50%, 01/01/22	11,676	12,580
Pool# 906317
5.50%, 01/01/22	19,774	21,297
Pool# 928106
5.50%, 02/01/22	506,051	545,022
Pool# 913889
5.50%, 03/01/22	235,995	254,256
Pool# 914385
5.50%, 03/01/22	9,867	10,627
Pool# 913323
5.50%, 04/01/22	17,084	18,399
Pool# 913331
5.50%, 05/01/22	24,747	26,653
Pool# 941632
5.00%, 06/01/22	1,368,776	1,452,399
Pool# 899438
5.50%, 06/01/22	347,861	374,650
Pool# 939673
5.50%, 06/01/22	75,389	81,195
Pool# 928711
6.00%, 09/01/22	815,480	882,816
Pool# 963257
5.00%, 05/01/23	3,472,084	3,683,858
Pool# AD0054
5.00%, 02/01/24	3,110,378	3,300,402
Pool# AA2549
4.00%, 04/01/24	3,774,910	3,946,129
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# 934863
4.00%, 06/01/24	$5,952,284	$6,222,263
Pool# AC1374
4.00%, 08/01/24	1,316,463	1,378,551
Pool# AC1529
4.50%, 09/01/24	5,599,059	5,893,759
Pool# AC5377
4.50%, 10/01/24	2,097,978	2,208,403
Pool# AD4089
4.50%, 05/01/25	3,904,700	4,108,390
4.00%, 10/25/25	3,000,000	3,131,250
Pool# 560868
7.50%, 02/01/31	2,106	2,406
Pool# 607212
7.50%, 10/01/31	50,964	58,223
Pool# 607559
6.50%, 11/01/31	1,973	2,205
Pool# 607632
6.50%, 11/01/31	429	480
Pool# 545556
7.00%, 04/01/32	30,637	34,800
Pool# 545605
7.00%, 05/01/32	39,781	45,451
Pool# 651361
7.00%, 07/01/32	23,453	26,620
Pool# 661664
7.50%, 09/01/32	20,961	23,943
Pool# 689741
5.50%, 02/01/33	171,506	184,271
Pool# 656559
6.50%, 02/01/33	191,192	213,334
Pool# 555346
5.50%, 04/01/33	547,238	587,972
Pool# 713560
5.50%, 04/01/33	50,912	54,701
Pool# 694846
6.50%, 04/01/33	33,084	36,833
Pool# 701261
7.00%, 04/01/33	2,974	3,328
Pool# 555421
5.00%, 05/01/33	19,186,258	20,371,547
Pool# 555684
5.50%, 07/01/33	118,560	127,385
Pool# 720087
5.50%, 07/01/33	4,960,518	5,329,751
Pool# 728721
5.50%, 07/01/33	319,102	342,854
Pool# 743235
5.50%, 10/01/33	194,159	208,611
Pool# 750229
6.50%, 10/01/33	173,331	192,970
Pool# 755872
5.50%, 12/01/33	2,436,329	2,617,676
Pool# 725221
5.50%, 01/01/34	68,258	73,339
Pool# 725223
5.50%, 03/01/34	7,087	7,615
Pool# 725228
6.00%, 03/01/34	4,929,392	5,405,758
Pool# 725425
5.50%, 04/01/34	4,644,945	4,974,390
Pool# 725423
5.50%, 05/01/34	364,570	391,707
Pool# 725594
5.50%, 07/01/34	1,571,465	1,685,489
Pool# 788027
6.50%, 09/01/34	154,387	171,204
Pool# 807310
7.00%, 11/01/34	22,270	24,874
Pool# 735141
5.50%, 01/01/35	5,578,968	5,983,774
Pool# 889852
5.50%, 05/01/35	131,846	141,742
Pool# 256023
6.00%, 12/01/35	4,264,776	4,632,935
Pool# 889745
5.50%, 06/01/36	64,428	69,223
Pool# 888635
5.50%, 09/01/36	1,815,686	1,950,835
Pool# 907252
7.00%, 12/01/36	476,930	531,765
Pool# 923834
7.00%, 04/01/37	366,244	408,349
Pool# 888596
6.50%, 07/01/37	8,606,192	9,401,152
Pool# 925172
7.00%, 08/01/37	279,970	312,156
Pool# 995050
6.00%, 09/01/37	15,777,353	17,040,731
Pool# 947831
7.00%, 10/01/37	369,054	411,481
Pool# 955194
7.00%, 11/01/37	877,162	978,003
Pool# 889072
6.50%, 12/01/37	1,778,428	1,942,702
Pool# 928940
7.00%, 12/01/37	300,291	334,813
Pool# 257137
7.00%, 03/01/38	18,125	20,184
Pool# 974965
5.00%, 04/01/38	13,173,447	13,877,443
Pool# 257409
7.00%, 10/01/38	499,884	556,666
Pool# 990810
7.00%, 10/01/38	854,391	951,442
Pool# AA6013
4.50%, 05/01/39	10,649,651	11,104,040
Pool# 190396
4.50%, 06/01/39	11,548,945	12,041,704
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# AA9611
4.00%, 07/01/39	$5,818,450	$5,987,611
Pool# AA9809
4.50%, 07/01/39	12,866,509	13,415,484
Pool# AC0397
4.50%, 07/01/39	2,936,293	3,061,576
Pool# 994002
4.00%, 08/01/39	4,847,193	4,988,117
Pool# AC1454
4.00%, 08/01/39	7,198,659	7,407,947
Pool# AC1921
4.00%, 09/01/39	3,207,928	3,301,193
Pool# AC2651
4.00%, 10/01/39	2,058,244	2,118,084
Pool# AC9895
3.29%, 04/01/40(a)	7,485,313	7,811,031
Pool# AC9890
3.30%, 04/01/40(a)	10,649,212	11,114,557
Pool# AD2888
4.50%, 04/01/40	4,078,927	4,252,326
Pool# AD7992
4.50%, 07/01/40	4,476,666	4,666,973
Pool# AB1388
4.50%, 08/01/40	6,000,266	6,255,342
Pool# AD9153
4.50%, 08/01/40	5,997,691	6,252,658
Pool# AD8536
5.00%, 08/01/40	2,981,497	3,140,532
5.00%, 10/25/40	12,000,000	12,630,000
Freddie Mac Gold Pool
Pool# M80898
4.50%, 02/01/11	156,925	160,737
Pool# M80904
4.50%, 03/01/11	105,596	108,161
Pool# M80917
4.50%, 05/01/11	24,811	24,853
Pool# M80926
4.50%, 07/01/11	98,299	100,367
Pool# M80934
4.50%, 08/01/11	136,148	139,455
Pool# G10940
6.50%, 11/01/11	841	848
Pool# G11130
6.00%, 12/01/11	7,273	7,401
Pool# M80981
4.50%, 07/01/12	58,725	60,701
Pool# E00507
7.50%, 09/01/12	732	772
Pool# G10749
6.00%, 10/01/12	17,015	18,397
Pool# M81009
4.50%, 02/01/13	39,895	41,403
Pool# E69050
6.00%, 02/01/13	17,903	19,357
Pool# E72896
7.00%, 10/01/13	6,317	6,693
Pool# G11612
6.00%, 04/01/14	3,508	3,569
Pool# E00677
6.00%, 06/01/14	40,084	43,246
Pool# E00802
7.50%, 02/01/15	24,516	26,307
Pool# G11001
6.50%, 03/01/15	13,895	15,038
Pool# G11003
7.50%, 04/01/15	1,173	1,256
Pool# G11164
7.00%, 05/01/15	3,690	3,960
Pool# E81396
7.00%, 10/01/15	557	600
Pool# E81394
7.50%, 10/01/15	7,506	8,099
Pool# E84097
6.50%, 12/01/15	3,131	3,389
Pool# E00938
7.00%, 01/01/16	9,353	10,071
Pool# E82132
7.00%, 01/01/16	2,037	2,194
Pool# E82815
6.00%, 03/01/16	7,315	7,908
Pool# E83231
6.00%, 04/01/16	2,162	2,343
Pool# E83233
6.00%, 04/01/16	5,341	5,788
Pool# G11972
6.00%, 04/01/16	118,942	128,601
Pool# E83046
7.00%, 04/01/16	1,403	1,511
Pool# E00975
6.00%, 05/01/16	31,139	33,464
Pool# E83355
6.00%, 05/01/16	7,640	8,280
Pool# E83636
6.00%, 05/01/16	12,732	13,797
Pool# E83933
6.50%, 05/01/16	609	659
Pool# E00985
6.00%, 06/01/16	16,906	18,175
Pool# E00987
6.50%, 06/01/16	15,033	16,275
Pool# E84236
6.50%, 06/01/16	4,339	4,696
Pool# E00996
6.50%, 07/01/16	1,910	2,050
Pool# E84912
6.50%, 08/01/16	9,621	10,412
Pool# E85117
6.50%, 08/01/16	5,389	5,832
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# E85387
6.00%, 09/01/16	$17,410	$18,868
Pool# E85800
6.50%, 10/01/16	4,437	4,802
Pool# E86183
6.00%, 11/01/16	2,837	3,075
Pool# E01083
7.00%, 11/01/16	4,538	4,897
Pool# G11207
7.00%, 11/01/16	10,003	10,775
Pool# E86533
6.00%, 12/01/16	6,949	7,531
Pool# E01095
6.00%, 01/01/17	7,341	7,907
Pool# E87584
6.00%, 01/01/17	5,966	6,466
Pool# E86995
6.50%, 01/01/17	16,017	17,334
Pool# E87291
6.50%, 01/01/17	25,306	27,389
Pool# E87446
6.50%, 01/01/17	4,551	4,944
Pool# E88076
6.00%, 02/01/17	7,684	8,338
Pool# E01127
6.50%, 02/01/17	11,962	12,888
Pool# E88055
6.50%, 02/01/17	43,765	47,544
Pool# E88106
6.50%, 02/01/17	25,408	27,602
Pool# E01137
6.00%, 03/01/17	11,268	12,147
Pool# E88134
6.00%, 03/01/17	2,685	2,914
Pool# E88474
6.00%, 03/01/17	10,044	10,899
Pool# E88768
6.00%, 03/01/17	26,763	29,003
Pool# E01138
6.50%, 03/01/17	6,949	7,487
Pool# E01139
6.00%, 04/01/17	52,499	56,619
Pool# E88729
6.00%, 04/01/17	10,228	11,099
Pool# E89149
6.00%, 04/01/17	12,563	13,632
Pool# E89151
6.00%, 04/01/17	8,911	9,670
Pool# E89217
6.00%, 04/01/17	9,924	10,769
Pool# E89222
6.00%, 04/01/17	50,860	55,189
Pool# E89347
6.00%, 04/01/17	3,091	3,354
Pool# E89496
6.00%, 04/01/17	7,446	8,080
Pool# E89203
6.50%, 04/01/17	5,253	5,707
Pool# E01140
6.00%, 05/01/17	45,371	48,954
Pool# E89530
6.00%, 05/01/17	33,927	36,814
Pool# E89746
6.00%, 05/01/17	74,425	80,759
Pool# E89788
6.00%, 05/01/17	7,372	7,999
Pool# E89909
6.00%, 05/01/17	11,007	11,944
Pool# G11409
6.00%, 05/01/17	68,834	74,596
Pool# E01156
6.50%, 05/01/17	18,227	19,636
Pool# E89924
6.50%, 05/01/17	29,201	31,723
Pool# B15071
6.00%, 06/01/17	126,196	136,100
Pool# E01157
6.00%, 06/01/17	32,080	34,630
Pool# E90194
6.00%, 06/01/17	8,261	8,964
Pool# E90227
6.00%, 06/01/17	7,388	8,016
Pool# E90313
6.00%, 06/01/17	3,987	4,326
Pool# E90594
6.00%, 07/01/17	29,067	31,541
Pool# E90645
6.00%, 07/01/17	51,932	56,353
Pool# E90667
6.00%, 07/01/17	8,919	9,678
Pool# E01205
6.50%, 08/01/17	14,855	16,003
Pool# G11458
6.00%, 09/01/17	18,157	19,631
Pool# G11434
6.50%, 01/01/18	18,959	20,519
Pool# G18007
6.00%, 07/01/19	45,459	49,335
Pool# B16087
6.00%, 08/01/19	83,462	90,205
Pool# G18062
6.00%, 06/01/20	74,868	81,252
Pool# J00718
5.00%, 12/01/20	630,328	672,172
Pool# J00935
5.00%, 12/01/20	101,963	108,732
Pool# J00854
5.00%, 01/01/21	383,523	408,982
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# J00871
5.00%, 01/01/21	$158,489	$169,010
Pool# J01049
5.00%, 01/01/21	1,261,004	1,344,714
Pool# G18096
5.50%, 01/01/21	58,157	62,807
Pool# J01189
5.00%, 02/01/21	127,701	135,739
Pool# J01279
5.50%, 02/01/21	109,497	117,892
Pool# J01256
5.00%, 03/01/21	89,171	94,784
Pool# J01414
5.00%, 03/01/21	84,079	89,371
Pool# J01576
5.00%, 04/01/21	377,895	401,682
Pool# J01570
5.50%, 04/01/21	81,996	88,283
Pool# J01633
5.50%, 04/01/21	333,035	358,570
Pool# J01757
5.00%, 05/01/21	157,327	167,230
Pool# J01771
5.00%, 05/01/21	59,949	63,722
Pool# J01833
5.00%, 05/01/21	69,475	73,848
Pool# J01879
5.00%, 05/01/21	142,542	151,514
Pool# J06015
5.00%, 05/01/21	140,427	149,266
Pool# G18122
5.00%, 06/01/21	125,444	133,340
Pool# G18123
5.50%, 06/01/21	192,180	206,915
Pool# J01980
6.00%, 06/01/21	118,093	127,690
Pool# J03074
5.00%, 07/01/21	115,313	122,571
Pool# J03028
5.50%, 07/01/21	73,655	79,303
Pool# G12245
6.00%, 07/01/21	75,562	82,028
Pool# G12310
5.50%, 08/01/21	53,170	57,246
Pool# G12348
6.00%, 08/01/21	133,536	144,964
Pool# G12412
5.50%, 11/01/21	72,143	77,675
Pool# G13145
5.50%, 04/01/23	3,343,042	3,598,134
Pool# C90719
5.00%, 10/01/23	2,913,557	3,096,154
Pool# G18303
4.50%, 03/01/24	4,249,144	4,470,801
Pool# J09912
4.00%, 06/01/24	5,986,332	6,257,855
Pool# C00351
8.00%, 07/01/24	1,653	1,899
4.50%, 09/15/24	8,000,000	8,412,496
Pool# D60780
8.00%, 06/01/25	4,142	4,761
Pool# D64617
8.00%, 10/01/25	698	703
Pool# D82854
7.00%, 10/01/27	4,653	5,265
Pool# C00566
7.50%, 12/01/27	6,705	7,628
Pool# C00678
7.00%, 11/01/28	9,440	10,691
Pool# C18271
7.00%, 11/01/28	5,658	6,407
Pool# C00836
7.00%, 07/01/29	3,854	4,368
Pool# A16201
7.00%, 08/01/29	20,199	22,893
Pool# C31282
7.00%, 09/01/29	717	812
Pool# C31285
7.00%, 09/01/29	8,782	9,953
Pool# A18212
7.00%, 11/01/29	77,915	88,304
Pool# C32914
8.00%, 11/01/29	5,739	6,606
Pool# C37436
8.00%, 01/01/30	5,995	6,901
Pool# C36306
7.00%, 02/01/30	2,353	2,669
Pool# C36429
7.00%, 02/01/30	5,365	6,085
Pool# C00921
7.50%, 02/01/30	5,779	6,589
Pool# G01108
7.00%, 04/01/30	2,987	3,386
Pool# C37703
7.50%, 04/01/30	4,290	4,892
Pool# C41561
8.00%, 08/01/30	2,664	3,068
Pool# C01051
8.00%, 09/01/30	10,464	11,692
Pool# C43550
7.00%, 10/01/30	10,730	12,169
Pool# C44017
7.50%, 10/01/30	989	1,128
Pool# C43967
8.00%, 10/01/30	48,812	56,202
Pool# C44978
7.00%, 11/01/30	2,147	2,435
Pool# C44957
8.00%, 11/01/30	5,702	6,565
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# C01106
7.00%, 12/01/30	$48,742	$55,279
Pool# C01103
7.50%, 12/01/30	4,595	5,240
Pool# C01116
7.50%, 01/01/31	4,247	4,843
Pool# C46932
7.50%, 01/01/31	6,058	6,907
Pool# C47287
7.50%, 02/01/31	6,430	7,331
Pool# C48851
7.00%, 03/01/31	9,454	10,726
Pool# G01217
7.00%, 03/01/31	44,932	50,958
Pool# C48206
7.50%, 03/01/31	5,589	6,363
Pool# C53324
7.00%, 06/01/31	7,749	8,792
Pool# C01209
8.00%, 06/01/31	2,833	3,262
Pool# C54792
7.00%, 07/01/31	49,813	56,517
Pool# C55071
7.50%, 07/01/31	850	969
Pool# G01309
7.00%, 08/01/31	10,732	12,177
Pool# C01222
7.00%, 09/01/31	7,911	8,975
Pool# G01311
7.00%, 09/01/31	64,329	72,957
Pool# G01315
7.00%, 09/01/31	2,471	2,803
Pool# C58647
7.00%, 10/01/31	3,281	3,722
Pool# C58694
7.00%, 10/01/31	15,819	17,948
Pool# C60012
7.00%, 11/01/31	2,431	2,759
Pool# C61298
8.00%, 11/01/31	7,225	8,320
Pool# C61105
7.00%, 12/01/31	7,816	8,868
Pool# C01305
7.50%, 12/01/31	5,296	6,042
Pool# C62218
7.00%, 01/01/32	7,651	8,681
Pool# C63171
7.00%, 01/01/32	26,152	29,672
Pool# C64121
7.50%, 02/01/32	7,854	8,961
Pool# C01345
7.00%, 04/01/32	34,807	39,315
Pool# C66744
7.00%, 04/01/32	1,353	1,528
Pool# G01391
7.00%, 04/01/32	106,649	120,953
Pool# C65717
7.50%, 04/01/32	10,824	12,357
Pool# C01370
8.00%, 04/01/32	6,494	7,458
Pool# C66916
7.00%, 05/01/32	31,490	35,568
Pool# C67235
7.00%, 05/01/32	62,940	71,092
Pool# C01381
8.00%, 05/01/32	39,796	45,844
Pool# C68290
7.00%, 06/01/32	12,552	14,177
Pool# C68300
7.00%, 06/01/32	55,069	62,201
Pool# C68307
8.00%, 06/01/32	1,709	1,778
Pool# G01449
7.00%, 07/01/32	74,589	84,593
Pool# C68988
7.50%, 07/01/32	4,397	5,004
Pool# C69908
7.00%, 08/01/32	49,741	56,183
Pool# C70211
7.00%, 08/01/32	16,578	18,725
Pool# C71089
7.50%, 09/01/32	15,747	17,977
Pool# G01536
7.00%, 03/01/33	58,790	66,404
Pool# A16419
6.50%, 11/01/33	29,075	32,197
Pool# A16522
6.50%, 12/01/33	232,486	257,449
Pool# A17177
6.50%, 12/01/33	15,832	17,532
Pool# A17262
6.50%, 12/01/33	23,747	26,297
Pool# C01806
7.00%, 01/01/34	38,186	43,131
Pool# A21356
6.50%, 04/01/34	161,358	178,129
Pool# C01851
6.50%, 04/01/34	134,876	148,894
Pool# A22067
6.50%, 05/01/34	242,741	267,969
Pool# A24301
6.50%, 05/01/34	127,427	140,671
Pool# A24988
6.50%, 07/01/34	109,045	120,379
Pool# G01741
6.50%, 10/01/34	101,973	113,225
Pool# G08023
6.50%, 11/01/34	165,781	183,011
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# A33137
6.50%, 01/01/35	$35,977	$39,717
Pool# A31989
6.50%, 04/01/35	62,350	68,421
Pool# G08064
6.50%, 04/01/35	101,264	111,124
Pool# G01947
7.00%, 05/01/35	85,245	96,285
Pool# G08073
5.50%, 08/01/35	1,461,036	1,559,767
Pool# A37135
5.50%, 09/01/35	2,792,994	2,981,732
Pool# A46935
6.50%, 09/01/35	49,475	54,292
Pool# A38255
5.50%, 10/01/35	2,162,395	2,308,520
Pool# A38531
5.50%, 10/01/35	2,779,688	2,967,527
Pool# G08088
6.50%, 10/01/35	595,902	653,926
Pool# A39759
5.50%, 11/01/35	163,494	174,543
Pool# A47682
6.50%, 11/01/35	354,384	388,891
Pool# A40376
5.50%, 12/01/35	136,233	145,439
Pool# A42305
5.50%, 01/01/36	789,935	840,353
Pool# A41548
7.00%, 01/01/36	118,348	132,215
Pool# G08111
5.50%, 02/01/36	3,403,008	3,620,207
Pool# A48303
7.00%, 02/01/36	42,227	47,055
Pool# A43452
5.50%, 03/01/36	53,060	56,446
Pool# A43861
5.50%, 03/01/36	2,612,530	2,779,276
Pool# A43884
5.50%, 03/01/36	2,243,358	2,439,964
Pool# A43885
5.50%, 03/01/36	1,709,774	1,858,324
Pool# A43886
5.50%, 03/01/36	2,898,980	3,147,870
Pool# A48378
5.50%, 03/01/36	1,380,054	1,502,869
Pool# G08116
5.50%, 03/01/36	657,054	698,991
Pool# A48735
5.50%, 05/01/36	267,679	284,763
Pool# A49960
7.00%, 06/01/36	18,318	20,413
Pool# A53039
6.50%, 10/01/36	311,033	341,151
Pool# A53219
6.50%, 10/01/36	208,027	227,178
Pool# G05941
6.00%, 02/01/37	9,687,377	10,452,502
Pool# G03620
6.50%, 10/01/37	58,201	63,468
Pool# G03721
6.00%, 12/01/37	1,023,475	1,099,193
Pool# G03826
6.00%, 01/01/38	1,034,287	1,110,805
Pool# G03969
6.00%, 02/01/38	1,015,657	1,089,628
5.00%, 02/15/38	2,000,000	2,100,624
Pool# G04473
5.50%, 06/01/38	5,516,729	5,855,596
Pool# G04581
6.50%, 08/01/38	2,266,291	2,471,381
Pool# A81674
6.00%, 09/01/38	5,960,876	6,395,016
Pool# A85442
5.00%, 03/01/39	4,545,952	4,778,491
Pool# G05459
5.50%, 05/01/39	23,830,695	25,292,123
Pool# A88133
4.50%, 08/01/39	8,241,145	8,579,894
Pool# A91165
5.00%, 02/01/40	24,389,470	25,637,065
4.50%, 02/15/40	5,000,000	5,199,220
Pool# A91538
4.50%, 03/01/40	6,273,942	6,531,829
Ginnie Mae I pool
5.00%, 12/15/39	1,000,000	1,064,688
Ginnie Mae I Pool
Pool# 279461
9.00%, 11/15/19	2,259	2,586
Pool# 376510
7.00%, 05/15/24	5,569	6,326
Pool# 457801
7.00%, 08/15/28	6,855	7,822
Pool# 486936
6.50%, 02/15/29	6,346	7,129
Pool# 502969
6.00%, 03/15/29	20,512	22,509
Pool# 487053
7.00%, 03/15/29	9,757	11,143
Pool# 781014
6.00%, 04/15/29	17,979	19,730
Pool# 509099
7.00%, 06/15/29	4,662	5,324
Pool# 470643
7.00%, 07/15/29	18,455	21,077
Pool# 434505
7.50%, 08/15/29	1,012	1,159
Pool# 416538
7.00%, 10/15/29	1,708	1,950
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Ginnie Mae I Pool (continued)
Pool# 524269
8.00%, 11/15/29	$10,251	$10,862
Pool# 781124
7.00%, 12/15/29	35,608	40,650
Pool# 525561
8.00%, 01/15/30	3,714	4,356
Pool# 507396
7.50%, 09/15/30	100,215	114,856
Pool# 531352
7.50%, 09/15/30	9,696	11,113
Pool# 536334
7.50%, 10/15/30	1,178	1,350
Pool# 540659
7.00%, 01/15/31	1,139	1,302
Pool# 486019
7.50%, 01/15/31	2,498	2,869
Pool# 535388
7.50%, 01/15/31	4,056	4,658
Pool# 537406
7.50%, 02/15/31	1,874	2,153
Pool# 528589
6.50%, 03/15/31	88,789	99,633
Pool# 508473
7.50%, 04/15/31	14,914	17,130
Pool# 544470
8.00%, 04/15/31	4,281	4,551
Pool# 781287
7.00%, 05/15/31	19,406	22,176
Pool# 549742
7.00%, 07/15/31	6,879	7,865
Pool# 781319
7.00%, 07/15/31	6,044	6,909
Pool# 485879
7.00%, 08/15/31	21,913	25,051
Pool# 572554
6.50%, 09/15/31	160,734	180,365
Pool# 555125
7.00%, 09/15/31	2,401	2,744
Pool# 781328
7.00%, 09/15/31	18,469	21,104
Pool# 550991
6.50%, 10/15/31	5,567	6,247
Pool# 571267
7.00%, 10/15/31	1,922	2,197
Pool# 574837
7.50%, 11/15/31	3,237	3,717
Pool# 555171
6.50%, 12/15/31	1,756	1,970
Pool# 781380
7.50%, 12/15/31	5,530	6,341
Pool# 781481
7.50%, 01/15/32	29,233	33,498
Pool# 580972
6.50%, 02/15/32	4,551	5,081
Pool# 781401
7.50%, 02/15/32	15,701	18,482
Pool# 781916
6.50%, 03/15/32	357,282	400,144
Pool# 552474
7.00%, 03/15/32	13,046	14,923
Pool# 781478
7.50%, 03/15/32	9,874	11,689
Pool# 781429
8.00%, 03/15/32	15,460	18,296
Pool# 781431
7.00%, 04/15/32	66,003	75,460
Pool# 568715
7.00%, 05/15/32	54,606	62,462
Pool# 552616
7.00%, 06/15/32	70,830	81,019
Pool# 570022
7.00%, 07/15/32	93,595	107,059
Pool# 583645
8.00%, 07/15/32	7,510	8,736
Pool# 595077
6.00%, 10/15/32	47,458	52,079
Pool# 596657
7.00%, 10/15/32	6,833	7,816
Pool# 552903
6.50%, 11/15/32	345,719	385,998
Pool# 552952
6.00%, 12/15/32	47,789	52,442
Pool# 588192
6.00%, 02/15/33	22,704	24,901
Pool# 602102
6.00%, 02/15/33	31,784	34,858
Pool# 553144
5.50%, 04/15/33	201,884	218,339
Pool# 604243
6.00%, 04/15/33	95,432	104,662
Pool# 611526
6.00%, 05/15/33	32,118	35,225
Pool# 553320
6.00%, 06/15/33	106,614	116,927
Pool# 572733
6.00%, 07/15/33	11,621	12,745
Pool# 573916
6.00%, 11/15/33	84,901	93,113
Pool# 604788
6.50%, 11/15/33	223,481	248,960
Pool# 604875
6.00%, 12/15/33	200,386	219,768
Pool# 781688
6.00%, 12/15/33	206,683	226,760
Pool# 781690
6.00%, 12/15/33	87,762	96,301
Pool# 781699
7.00%, 12/15/33	33,896	38,749
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Ginnie Mae I Pool (continued)
Pool# 621856
6.00%, 01/15/34	$58,530	$64,045
Pool# 564799
6.00%, 03/15/34	477,464	522,453
Pool# 630038
6.50%, 08/15/34	173,180	192,709
Pool# 781804
6.00%, 09/15/34	286,726	314,041
Pool# 781847
6.00%, 12/15/34	259,826	284,553
Pool# 486921
5.50%, 02/15/35	106,144	114,597
Pool# 781902
6.00%, 02/15/35	216,335	236,293
Pool# 781933
6.00%, 06/15/35	39,308	42,987
Pool# 649454
5.50%, 09/15/35	1,074,176	1,159,717
Pool# 649510
5.50%, 10/15/35	1,623,927	1,753,246
Pool# 649513
5.50%, 10/15/35	2,361,655	2,549,722
Pool# 652207
5.50%, 03/15/36	1,670,873	1,801,842
Pool# 652539
5.00%, 05/15/36	156,912	167,431
Pool# 655519
5.00%, 05/15/36	178,991	190,989
Pool# 606308
5.50%, 05/15/36	315,371	340,090
Pool# 606314
5.50%, 05/15/36	141,042	152,097
Pool# 657912
6.50%, 08/15/36	80,870	89,230
Pool# 704630
5.50%, 07/15/39	482,650	519,577
Pool# 722292
5.00%, 09/15/39	8,852,197	9,440,086
4.50%, 05/15/40	18,000,000	18,933,750
6.00%, 10/15/40	7,800,000	8,463,000
Ginnie Mae II pool
Pool# G23851
5.50%, 05/20/36	5,923,923	6,379,577
Pool# G24747
5.00%, 07/20/40	6,869,443	7,338,500
Pool# G24771
4.50%, 08/20/40	9,411,637	9,931,914
Pool# G24802
5.00%, 09/20/40	7,013,514	7,492,408

Total U.S. Government Mortgage Backed Agencies (cost $508,024,557)		522,413,514

Sovereign Bonds 2.4%

	Principal	Market
	Amount	Value

BRAZIL 0.2%
Brazilian Government International Bond,
7.13%, 01/20/37	2,105,000	2,768,075
Republic of Brazil,
10.50%, 07/14/14(e)	700,000	912,800

		3,680,875

CANADA 0.6%
Canada Government International Bond,
2.38%, 09/10/14	2,915,000	3,054,360
Province of British Columbia Canada,
4.30%, 05/30/13(e)	159,000	173,762
Province of Nova Scotia Canada,
5.13%, 01/26/17	885,000	1,030,547
Province of Ontario Canada
4.38%, 02/15/13	428,000	463,735
4.10%, 06/16/14	2,470,000	2,713,374
4.50%, 02/03/15	667,000	750,025
4.75%, 01/19/16	295,000	336,836
Province of Quebec Canada
4.60%, 05/26/15	354,000	401,031
7.50%, 09/15/29	578,000	842,145

		9,765,815

CHILE 0.0%†
Chile Government International Bond,
5.50%, 01/15/13	177,000	193,190

CHINA 0.0%†
China Government International Bond,
4.75%, 10/29/13	295,000	326,023

ITALY 0.2%
Italian Republic
4.38%, 06/15/13	560,000	593,674
4.50%, 01/21/15(e)	938,000	1,004,933
4.75%, 01/25/16(e)	413,000	443,845
6.88%, 09/27/23	251,000	304,490
5.38%, 06/15/33	841,000	856,124

		3,203,066

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	715,981
6.75%, 09/27/34	1,496,000	1,858,780

		2,574,761

PERU 0.2%
Peru Government International Bond,
7.13%, 03/30/19	1,840,000	2,304,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Sovereign Bonds (continued)

	Principal	Market
	Amount	Value

POLAND 0.0%†
Poland Government International Bond,
5.00%, 10/19/15(e)	$224,000	$244,749

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
6.50%, 06/02/14	206,000	234,325

SOUTH KOREA 0.1%
Republic of Korea,
4.25%, 06/01/13	708,000	751,555

SUPRANATIONAL 0.9%
Asian Development Bank,
2.63%, 02/09/15(e)	3,710,000	3,910,997
Corp. Andina de Fomento,
6.88%, 03/15/12	236,000	254,679
European Investment Bank
4.25%, 07/15/13	3,000,000	3,275,232
3.00%, 04/08/14(e)	1,260,000	1,341,808
4.63%, 05/15/14	895,000	1,004,083
4.63%, 10/20/15	2,325,000	2,663,494
5.13%, 09/13/16	350,000	413,600
Inter-American Development Bank
5.13%, 09/13/16	235,000	277,662
6.80%, 10/15/25	413,000	573,572
International Bank for Reconstruction & Development,
7.63%, 01/19/23	973,000	1,412,317

		15,127,444

Total Sovereign Bonds (cost $35,165,753)		38,406,403

U.S. Government Sponsored & Agency Obligations 6.3%

	Principal	Market
	Amount	Value

Fannie Mae
5.38%, 11/15/11	3,501,000	3,697,136
1.75%, 08/10/12(e)	2,770,000	2,832,425
1.50%, 06/26/13	7,680,000	7,830,090
1.25%, 08/20/13(e)	8,500,000	8,599,450
2.50%, 05/15/14(e)	4,800,000	5,037,259
3.00%, 09/16/14(e)	5,325,000	5,693,112
4.63%, 10/15/14	1,779,000	2,015,835
5.00%, 04/15/15(e)	1,628,000	1,886,030
4.38%, 10/15/15	118,000	133,832
5.38%, 06/12/17	7,995,000	9,607,200
Federal Farm Credit Bank
4.88%, 01/17/17	695,000	807,564
Federal Home Loan Banks
0.88%, 08/22/12	10,000,000	10,063,560
3.63%, 10/18/13	5,000,000	5,425,940
4.88%, 05/17/17(e)	1,125,000	1,318,171
5.25%, 06/05/17	7,000,000	8,295,049
Financing Corp. (FICO)
9.80%, 11/30/17	18,000	26,678
Freddie Mac
5.13%, 07/15/12	6,091,000	6,588,817
4.13%, 12/21/12	3,610,000	3,886,559
4.38%, 07/17/15	7,214,000	8,184,196
3.75%, 03/27/19(e)	1,870,000	2,033,352
6.75%, 09/15/29	557,000	763,932
6.25%, 07/15/32	1,245,000	1,671,749
Tennessee Valley Authority
6.25%, 12/15/17	50,000	62,847
4.50%, 04/01/18	4,635,000	5,309,476

Total U.S. Government Sponsored & Agency Obligations (cost $94,612,005)		101,770,259

U.S. Treasury Bonds 5.1%

	Principal	Market
	Amount	Value

U.S. Treasury Bond
3.50%, 02/15/39(e)	2,285,000	2,210,737
3.88%, 08/15/40	4,000,000	4,135,000
4.25%, 05/15/39	5,595,000	6,151,003
4.38%, 11/15/39	8,245,000	9,249,859
4.38%, 05/15/40	1,700,000	1,909,321
4.50%, 02/15/36(e)	2,620,000	3,012,591
4.50%, 08/15/39	2,380,000	2,725,100
4.63%, 02/15/40(e)	7,395,000	8,640,599
5.00%, 05/15/37	305,000	378,724
5.38%, 02/15/31	5,337,000	6,871,387
6.25%, 08/15/23	17,181,000	23,269,517
6.88%, 08/15/25(e)	1,613,000	2,343,386
8.00%, 11/15/21	3,710,000	5,595,723
8.13%, 08/15/19(e)	1,900,000	2,779,195
8.50%, 02/15/20	2,138,000	3,227,044
8.75%, 05/15/17	124,000	178,047

Total U.S. Treasury Bonds (cost $74,192,672)		82,677,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
U.S. Treasury Notes 25.8%

	Principal	Market
	Amount	Value

U.S. Treasury Note
0.63%, 06/30/12	$6,500,000	$6,526,390
0.88%, 02/29/12	10,305,000	10,383,524
1.00%, 04/30/12	17,600,000	17,777,408
1.13%, 12/15/12(e)	15,000,000	15,210,930
1.25%, 08/31/15(e)	14,800,000	14,795,382
1.38%, 04/15/12(e)	3,750,000	3,809,914
1.38%, 09/15/12(e)	27,540,000	28,046,681
1.38%, 11/15/12	15,000,000	15,289,455
1.38%, 02/15/13(e)	7,415,000	7,563,878
1.38%, 03/15/13(e)	11,200,000	11,430,160
1.75%, 08/15/12(e)	13,169,000	13,499,766
1.75%, 03/31/14(e)	7,655,000	7,903,788
1.75%, 07/31/15	9,860,000	10,097,232
1.88%, 06/15/12(e)	8,190,000	8,400,188
1.88%, 02/28/14(e)	4,000,000	4,146,564
1.88%, 04/30/14(e)	10,525,000	10,913,930
1.88%, 08/31/17(e)	5,000,000	4,995,705
2.13%, 11/30/14(e)	5,230,000	5,466,166
2.25%, 05/31/14(e)	14,000,000	14,710,934
2.38%, 08/31/14(e)	1,302,000	1,373,712
2.38%, 09/30/14(e)	5,605,000	5,915,904
2.38%, 02/28/15	5,225,000	5,511,539
2.38%, 03/31/16(e)	2,000,000	2,097,032
2.50%, 04/30/15(e)	7,475,000	7,924,666
2.50%, 06/30/17(e)	3,530,000	3,677,819
2.75%, 05/31/17(e)	5,665,000	5,992,953
3.00%, 09/30/16	2,460,000	2,652,957
3.00%, 02/28/17(e)	2,475,000	2,661,786
3.25%, 06/30/16	6,135,000	6,717,346
3.25%, 12/31/16(e)	12,650,000	13,805,299
3.38%, 11/15/19(e)	17,360,000	18,701,338
3.50%, 05/15/20	19,200,000	20,841,024
3.63%, 08/15/19(e)	26,080,000	28,679,863
3.63%, 02/15/20(e)	6,430,000	7,052,405
4.00%, 02/15/15	3,250,000	3,654,472
4.13%, 05/15/15(e)	1,748,000	1,981,112
4.25%, 09/30/12	7,000,000	7,534,296
4.25%, 11/15/17(e)	8,710,000	10,078,419
4.50%, 09/30/11(e)	—	0
4.50%, 04/30/12	4,000,000	4,263,124
4.50%, 11/15/15	6,372,000	7,394,508
4.50%, 05/15/17(e)	5,775,000	6,749,982
4.63%, 02/29/12	15,297,000	16,223,187
4.63%, 02/15/17	6,365,000	7,481,860
4.75%, 05/31/12	6,465,000	6,935,225

Total U.S. Treasury Notes (cost $396,725,913)		416,869,823

Yankee Dollars 0.7%

	Principal	Market
	Amount	Value

Chemicals 0.0%†
Potash Corp of Saskatchewan, Inc.
4.88%, 03/01/13	165,000	177,546
5.88%, 12/01/36	125,000	129,890

		307,436

Commercial Banks 0.0%†
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	154,814

Diversified Financial Services 0.0%†
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	365,000	430,416

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	220,000	319,797
8.88%, 03/01/26	156,000	242,418

		562,215

Energy Equipment & Services 0.1%
Encana Corp.
4.75%, 10/15/13	339,000	368,988
6.50%, 08/15/34	350,000	407,100
Weatherford International Ltd.,
5.50%, 02/15/16	74,000	81,029

		857,117

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd.,
6.42%, 03/01/26	80,000	95,575
Rio Tinto Alcan, Inc.,
4.50%, 05/15/13	372,000	397,432
Teck Resources Ltd.,
3.85%, 08/15/17	100,000	103,051
Vale Inco Ltd.,
7.75%, 05/15/12	177,000	192,586
Xstrata Canada Corp.,
6.20%, 06/15/35	177,000	183,652

		972,296

Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	280,000	312,134
Enbridge, Inc.,
5.60%, 04/01/17	1,500,000	1,729,645
Nexen, Inc.
5.05%, 11/20/13	295,000	321,294
5.20%, 03/10/15	350,000	384,658
5.88%, 03/10/35	133,000	135,724
6.40%, 05/15/37	350,000	381,392
Petro-Canada,
5.95%, 05/15/35	271,000	287,776
Statoil ASA,
6.80%, 01/15/28	650,000	815,722
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
Yankee Dollars (continued)

	Principal	Market
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.,
6.10%, 06/01/18	$805,000	$942,272
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	157,078
5.75%, 05/15/35	350,000	362,759
TransCanada PipeLines Ltd.,
5.85%, 03/15/36	750,000	823,055

		6,653,509

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,114,592
6.90%, 07/15/28	242,000	311,211
6.20%, 06/01/36	236,000	288,915

		1,714,718

Total Yankee Dollars (cost $10,284,717)		11,652,521

Mutual Fund 3.3%

		Market
	Shares	Value

Money Market Fund 3.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (g)	53,084,529	53,084,529

Total Mutual Fund (cost $53,084,529)		53,084,529

Repurchase Agreements 1.4%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 9/30/2010, due 10/1/2010, repurchase price $2,518,890,collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.50%, maturing 02/20/2017 - 09/20/2060; total market value of $2,569,248. (h)	$2,518,870	$2,518,870
Barclays Capital, 0.24%, dated 9/30/2010, due 10/1/2010, repurchase price $20,000,133, collateralized by U.S. Treasury Securities ranging from 1.38% - 3.75%, maturing 09/15/2012 - 11/15/2018; total market value of $20,400,002. (h)	20,000,000	20,000,000

Total Repurchase Agreements (cost $22,518,870)		22,518,870

Total Investments (cost $1,543,878,125) (i) — 101.2%		1,633,999,679

Liabilities in excess of other assets — (1.2)%		(19,761,757)

NET ASSETS — 100.0%		$1,614,237,922

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $3,151,507 which represents 0.20% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2010.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date reflects the next call date.

(e)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $331,205,897, which was collateralized by repurchase agreements with a value of $22,518,870, and $315,589,961 of collateral in the form of U.S. Government Agency Securities, interest rates ranging from 0.00% to 9.00% and maturity dates ranging from 02/28/2011 to 10/01/2040, a total value of $338,108,831.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of September 30, 2010.

(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010, was $22,518,870.

(i)	At September 30, 2010, the tax basis cost of the Fund’s investments was $1,545,359,947, tax unrealized appreciation and depreciation were $89,508,098 and $(868,366), respectively.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

ASA	Stock Corporation
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund

BV	Private Limited Liability Company

FICO	Fair Isaac Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$1,385,191	$—	$1,385,191
Commercial Mortgage Backed Securities	—	49,705,629	—	49,705,629
Corporate Bonds	—	325,843,520	—	325,843,520
Municipal Bonds	—	7,672,187	—	7,672,187
Mutual Fund	53,084,529	—	—	53,084,529
Repurchase Agreements	—	22,518,870	—	22,518,870
Sovereign Bonds	—	38,406,403	—	38,406,403
U.S. Government Mortgage Backed Agencies	—	522,413,514	—	522,413,514
U.S. Government Sponsored & Agency Obligations	—	101,770,259	—	101,770,259
U.S. Treasury Bonds	—	82,677,233	—	82,677,233
U.S. Treasury Notes	—	416,869,823	—	416,869,823
Yankee Dollars	—	11,652,521	—	11,652,521

Total Assets	$53,084,529	$1,580,915,150	$—	$1,633,999,679

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Cardinal Aggressive Fund
Mutual Funds 100.1%

		Market
	Shares	Value
Equity Funds 95.1%
NVIT Multi-Manager International Growth Fund, Class Y (a)	395,720	$3,589,178
NVIT Multi-Manager International Value Fund, Class Y (a)	367,012	3,574,698
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	528,776	4,758,985
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	568,338	4,774,037
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	190,703	1,783,072
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	184,453	1,796,576
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	71,190	955,368
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	105,528	959,247
NVIT Multi-Manager Small Company Fund, Class Y (a)	30,614	479,723

Total Equity Funds (cost $19,849,058)		22,670,884

Fixed Income Funds 5.0%
NVIT Core Bond Fund, Class Y (a)	54,837	597,726
NVIT Core Plus Bond Fund, Class Y (a)	52,345	598,301

Total Fixed Income Funds (cost $1,138,562)		1,196,027

Total Mutual Funds (cost $20,987,620)		23,866,911

Total Investments
(cost $20,987,620) (b) — 100.1%		23,866,911

Liabilities in excess of other assets — (0.1)%		(18,376)

NET ASSETS — 100.0%		$23,848,535

(a)	Investment in affiliate.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $23,099,640, tax unrealized appreciation and depreciation were $767,271 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Cardinal Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1: Quoted prices in active markets for identical assets.

Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$23,866,911	$—	$—	$23,866,911

Total Assets	$23,866,911	$—	$—	$23,866,911

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
 September 30, 2010 (Unaudited)
NVIT Cardinal Balanced Fund
Mutual Funds 100.0%

		Market
	Shares	Value
Equity Funds 49.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,863,347	$44,110,553
NVIT Multi-Manager International Value Fund, Class Y (a)	4,510,721	43,934,425
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	10,154,655	91,391,899
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	10,914,161	91,678,954
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	3,906,451	36,525,319
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,778,127	36,798,957
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	546,830	7,338,459
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	810,554	7,367,936
NVIT Multi-Manager Small Company Fund, Class Y (a)	470,287	7,369,404

Total Equity Funds (cost $317,267,710)		366,515,906

Fixed Income Funds 46.1%
NVIT Core Bond Fund, Class Y (a)	10,109,374	110,192,176
NVIT Core Plus Bond Fund, Class Y (a)	9,649,778	110,296,965
NVIT Short-Term Bond Fund, Class Y (a)	11,258,345	117,537,125

Total Fixed Income Funds (cost $321,520,003)		338,026,266

Money Market Fund 4.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	29,657,820	29,657,820

Total Money Market Fund (cost $29,657,820)		29,657,820

Total Mutual Funds (cost $668,445,533)		734,199,992

Total Investments (cost $668,445,533) (c) — 100.0%		734,199,992

Liabilities in excess of other assets — 0.0%		(255,775)

NET ASSETS — 100.0%		$733,944,217

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $676,398,613, tax unrealized appreciation depreciation was $57,801,379 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Cardinal Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$734,199,992	$—	$—	$734,199,992

Total Assets	$734,199,992	$—	$—	$734,199,992

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Cardinal Capital Appreciation Fund
Mutual Funds 100.0%

		Market
	Shares	Value
Equity Funds 70.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	10,846,948	$98,381,815
NVIT Multi-Manager International Value Fund, Class Y (a)	10,060,412	97,988,415
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	17,393,833	156,544,495
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	18,694,870	157,036,905
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	6,795,880	63,541,483
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	6,572,694	64,018,036
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	1,463,538	19,640,678
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,169,379	19,719,653
NVIT Multi-Manager Small Company Fund, Class Y (a)	629,342	9,861,792

Total Equity Funds (cost $608,958,505)		686,733,272

Fixed Income Funds 28.0%
NVIT Core Bond Fund, Class Y (a)	9,018,915	98,306,176
NVIT Core Plus Bond Fund, Class Y (a)	8,608,907	98,399,806
NVIT Short-Term Bond Fund, Class Y (a)	7,534,281	78,657,899

Total Fixed Income Funds (cost $263,343,473)		275,363,881

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	19,830,776	19,830,776

Total Money Market Fund (cost $19,830,776)		19,830,776

Total Mutual Funds (cost $892,132,754)		981,927,929

Total Investments (cost $892,132,754) (c) — 100.0%		981,927,929
Liabilities in excess of other assets — 0.0%		(335,109)

NET ASSETS — 100.0%		$981,592,820

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $903,083,182, tax unrealized appreciation and depreciation were $78,844,747 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Cardinal Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$981,927,929	$—	$—	$981,927,929

Total Assets	$981,927,929	$—	$—	$981,927,929

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*    See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Cardinal Conservative Fund
Mutual Funds 100.0%

		Market
	Shares	Value
Equity Funds 19.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	978,288	$8,873,072
NVIT Multi-Manager International Value Fund, Class Y (a)	907,335	8,837,444
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	1,960,879	17,647,914
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	2,107,527	17,703,229
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	942,925	8,816,348
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	911,988	8,882,758

Total Equity Funds (cost $61,275,665)		70,760,765

Fixed Income Funds 72.1%
NVIT Core Bond Fund, Class Y (a)	6,507,205	70,928,539
NVIT Core Plus Bond Fund, Class Y (a)	6,211,383	70,996,103
NVIT Short-Term Bond Fund, Class Y (a)	10,884,174	113,630,774

Total Fixed Income Funds (cost $245,863,577)		255,555,416

Money Market Fund 8.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	28,490,821	28,490,821

Total Money Market Fund (cost $28,490,821)		28,490,821

Total Mutual Funds (cost $335,630,063)		354,807,002

Total Investments (cost $335,630,063) (c) — 100.0%		354,807,002
Liabilities in excess of other assets — 0.0%		(136,256)

NET ASSETS — 100.0%		$354,670,746

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $337,316,053, tax unrealized appreciation and depreciation were $17,490,949 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Cardinal Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$354,807,002	$ —	$ —	$354,807,002

Total Assets	$354,807,002	$ —	$ —	$354,807,002

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*     See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Cardinal Moderate Fund
Mutual Funds 100.0%

		Market
	Shares	Value
Equity Funds 60.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	8,420,667	$76,375,447
NVIT Multi-Manager International Value Fund, Class Y (a)	7,810,059	76,069,971
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	16,878,867	151,909,801
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	18,141,383	152,387,616
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	5,411,033	50,593,164
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	5,233,324	50,972,580
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	1,514,890	20,329,824
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,245,501	20,411,607
NVIT Multi-Manager Small Company Fund, Class Y (a)	651,425	10,207,829

Total Equity Funds (cost $538,592,908)		609,257,839

Fixed Income Funds 37.0%
NVIT Core Bond Fund, Class Y (a)	11,669,328	127,195,678
NVIT Core Plus Bond Fund, Class Y (a)	11,138,833	127,316,861
NVIT Short-Term Bond Fund, Class Y (a)	11,685,892	122,000,711

Total Fixed Income Funds (cost $361,342,646)		376,513,250

Money Market Fund 3.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	30,916,306	30,916,306

Total Money Market Fund (cost $30,916,306)		30,916,306

Total Mutual Funds (cost $930,851,860)		1,016,687,395

Total Investments (cost $930,851,860) (c) — 100.0%		1,016,687,395
Liabilities in excess of other assets — 0.0%		(337,880)

NET ASSETS — 100.0%		$1,016,349,515

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $939,924,679, tax unrealized appreciation and depreciation were $76,762,716 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Cardinal Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$1,016,687,395	$—	$—	$1,016,687,395

Total Assets	$1,016,687,395	$—	$—	$1,016,687,395

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
*     See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Cardinal Moderately Aggressive Fund
Mutual Funds 100.0%

		Market
	Shares	Value
Equity Funds 80.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,049,183	$36,726,095
NVIT Multi-Manager International Value Fund, Class Y (a)	3,755,649	36,580,024
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,681,704	51,135,335
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	6,106,681	51,296,118
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	2,341,843	21,896,229
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,264,880	22,059,934
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	437,073	5,865,516
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	647,876	5,889,190
NVIT Multi-Manager Small Company Fund, Class Y (a)	187,947	2,945,136

Total Equity Funds (cost $197,991,973)		234,393,577

Fixed Income Funds 20.0%
NVIT Core Bond Fund, Class Y (a)	2,020,142	22,019,551
NVIT Core Plus Bond Fund, Class Y (a)	1,928,299	22,040,455
NVIT Short-Term Bond Fund, Class Y (a)	1,408,683	14,706,649

Total Fixed Income Funds (cost $55,020,402)		58,766,655

Total Mutual Funds (cost $253,012,375)		293,160,232

Total Investments (cost $253,012,375) (b) — 100.0%		293,160,232
Liabilities in excess of other assets — 0.0%		(104,293)

NET ASSETS — 100.0%		$293,055,939

(a)	Investment in affiliate.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $262,412,479, tax unrealized appreciation and depreciation were $30,747,753 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Cardinal Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$293,160,232	$ —	$ —	$293,160,232

Total Assets	$293,160,232	$ —	$ —	$293,160,232

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*     See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Cardinal Moderately Conservative Fund
Mutual Funds 100.0%

		Market
	Shares	Value
Equity Funds 39.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,812,121	$16,435,936
NVIT Multi-Manager International Value Fund, Class Y (a)	1,680,737	16,370,379
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	3,632,374	32,691,362
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	3,904,032	32,793,870
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	1,746,700	16,331,646
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,689,308	16,453,855

Total Equity Funds (cost $114,422,194)		131,077,048

Fixed Income Funds 54.1%
NVIT Core Bond Fund, Class Y (a)	5,273,551	57,481,709
NVIT Core Plus Bond Fund, Class Y (a)	5,033,797	57,536,303
NVIT Short-Term Bond Fund, Class Y (a)	5,979,392	62,424,854

Total Fixed Income Funds (cost $169,834,221)		177,442,866

Money Market Fund 6.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	19,843,839	19,843,839

Total Money Market Fund (cost $19,843,839)		19,843,839

Total Mutual Funds (cost $304,100,254)		328,363,753

Total Investments (cost $304,100,254) (c) — 100.0%		328,363,753
Liabilities in excess of other assets — 0.0%		(118,098)

NET ASSETS — 100.0%		$328,245,655

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $306,829,924, tax unrealized appreciation and depreciation were $21,533,829 and $0, respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Cardinal Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$328,363,753	$—	$—	$328,363,753

Total Assets	$328,363,753	$—	$—	$328,363,753

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*     See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Core Bond Fund
Asset-Backed Securities 0.2%

	Principal	Market
	Amount	Value

Credit Card 0.1%
Golden Credit Card Trust,
Series 2008-3, Class A, 1.26%, 07/15/17(a)(b)	$1,000,000	$1,004,885

Student Loan 0.1%
Access Group, Inc.,
Series 2002-1, Class A2, 0.47%, 09/25/25(a)	525,401	524,176

Total Asset-Backed Securities (cost $1,513,685)		1,529,061

Collateralized Mortgage Obligations 7.1%

	Principal	Market
	Amount	Value

Fannie Mae REMICS,
Series 2008-55, Class VB, 5.00%, 02/25/27	10,000,000	10,830,188
Government National Mortgage Association
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,922,583
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,240,617
Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,665,617

Total Collateralized Mortgage Obligations (cost $46,726,923)		48,659,005

Commercial Mortgage Backed Securities 3.3%

	Principal	Market
	Amount	Value

Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3, 4.13%, 07/10/42	39,013	39,003
Series 2005-2, Class AM, 4.91%, 07/10/43(a)	700,000	709,263
Series 2005-6, Class A4, 5.35%, 09/10/47(a)	2,500,000	2,752,343
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A4, 4.32%, 02/13/46	470,309	475,608
Series 2005-T18, Class A4, 4.93%, 02/13/42(a)	1,700,000	1,842,773
Series 2006-T22, Class AM, 5.68%, 04/12/38(a)	500,000	514,591
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM 5.48%, 03/10/39	750,000	692,400
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4, 4.96%, 08/10/38	1,000,000	1,046,481
Series 2004-GG2, Class A6, 5.40%, 08/10/38(a)	1,500,000	1,636,176
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	158,003	158,706
Series 2006-LDP6, Class A4, 5.48%, 04/15/43(a)	1,359,000	1,483,867
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	507,413
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.29%, 06/15/29(a)	600,000	628,260
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	354,734
Series 2007-C6, Class A2, 5.85%, 07/15/40	745,895	781,070
Series 2008-C1, Class A2, 6.32%, 04/15/41(a)	500,000	554,187
Morgan Stanley Capital I
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	773,694
Series 2005-T19, Class AJ, 4.99%, 06/12/47(a)	1,000,000	899,900
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,068,807
Series 2006-T21, Class A4, 5.16%, 10/12/52(a)	2,500,000	2,717,229
Series 2006-T23, Class AM, 5.98%, 08/12/41(a)	1,479,000	1,536,111
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,058,625
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4 6.39%, 10/15/35	452,589	472,047

Total Commercial Mortgage Backed Securities (cost $21,106,101)		22,703,288

Corporate Bonds 35.8%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.8%
L-3 Communications Corp., 4.75%, 07/15/20	5,000,000	5,244,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Airlines 0.2%
Continental Airlines 2000-2, Pass Through Trust,
Series 00A2, Class A-2, 7.49%, 10/02/10	$1,000,000	$1,001,200
Continental Airlines 2000-2, Pass Through Trust,
Series 002A, Class A-1, 7.71%, 04/02/21	311,069	333,622

		1,334,822

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19(b)	1,500,000	1,945,818
6.88%, 11/15/19(b)	1,500,000	1,866,747

		3,812,565

Chemicals 2.4%
Agrium, Inc.,
6.75%, 01/15/19	4,000,000	4,732,144
Airgas, Inc.,
4.50%, 09/15/14	1,000,000	1,068,014
Cytec Industries, Inc.,
6.00%, 10/01/15	3,000,000	3,372,606
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	5,000,000	5,990,775
7.30%, 01/15/28	1,205,000	1,402,319

		16,565,858

Commercial Banks 3.5%
Bank of America NA,
6.10%, 06/15/17	3,800,000	4,062,143
BNP Paribas,
4.80%, 06/24/15(b)	2,000,000	2,151,580
HSBC Bank USA NA,
4.88%, 08/24/20	3,000,000	3,129,000
HSBC Holdings PLC,
6.80%, 06/01/38	2,750,000	3,189,563
JPMorgan Chase Bank NA,
6.00%, 10/01/17	5,350,000	6,072,828
Standard Chartered Bank,
6.40%, 09/26/17(b)	1,155,000	1,291,189
Svenska Handelsbanken AB,
4.88%, 06/10/14(b)	3,000,000	3,279,138
Wells Fargo Capital XIII,
7.70%, 03/26/13(c)	1,000,000	1,037,500

		24,212,941

Consumer Finance 1.4%
Sallie Mae, Inc.,
0.00%, 10/03/22	14,956,000	9,304,142

Diversified Financial Services 10.6%
Bank of America Corp.,
5.63%, 07/01/20	2,000,000	2,113,398
BP Capital Markets PLC,
5.25%, 11/07/13	1,000,000	1,089,132
Citigroup Funding, Inc.,
1.38%, 05/05/11	15,000,000	15,108,285
Citigroup, Inc.,
8.13%, 07/15/39	1,500,000	1,894,776
FMR LLC,
6.50%, 12/14/40(b)	3,000,000	3,071,322
General Electric Capital Corp.,
6.00%, 08/07/19	2,000,000	2,250,370
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18(c)	1,000,000	1,071,630
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,500,000	3,580,038
Pooled Funding Trust II,
2.63%, 03/30/12(b)	5,000,000	5,113,420
Private Export Funding Corp.
3.05%, 10/15/14	10,000,000	10,692,230
4.30%, 12/15/21	20,000,000	21,984,540
Xstrata Finance Canada Ltd.
5.80%, 11/15/16(b)	2,148,000	2,373,198
6.90%, 11/15/37(b)	2,000,000	2,242,908

		72,585,247

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.,
5.50%, 02/15/18	3,000,000	3,451,977

Electric Utilities 1.3%
Nisource Finance Corp.,
6.13%, 03/01/22	3,000,000	3,396,651
Oncor Electric Delivery Co. LLC,
6.80%, 09/01/18	2,000,000	2,449,654
PacifiCorp,
5.65%, 07/15/18	1,500,000	1,783,354
Public Service Electric & Gas Co.,
6.33%, 11/01/13	1,000,000	1,144,867

		8,774,526

Energy Equipment & Services 1.4%
Smith International, Inc.
8.63%, 03/15/14	500,000	609,304
9.75%, 03/15/19	3,000,000	4,300,536
Weatherford International Ltd.,
6.00%, 03/15/18	1,000,000	1,103,007
Weatherford International, Inc.,
6.35%, 06/15/17	3,465,000	3,883,711

		9,896,558

Food & Staples Retailing 0.9%
CVS Pass Through Trust,
6.94%, 01/10/30	5,662,735	6,377,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Food Products 0.9%
Kraft Foods, Inc.
6.13%, 02/01/18	$1,442,000	$1,700,125
5.38%, 02/10/20	4,000,000	4,468,196

		6,168,321

Health Care Providers & Services 0.3%
Laboratory Corp of America Holdings,
5.63%, 12/15/15	2,000,000	2,267,096

Industrial Conglomerates 0.9%
General Electric Co.,
5.25%, 12/06/17	1,000,000	1,125,500
Tyco Electronics Group SA
5.95%, 01/15/14	2,905,000	3,237,129
6.55%, 10/01/17	1,500,000	1,754,407

		6,117,036

Insurance 1.3%
MetLife, Inc.,
6.75%, 06/01/16	4,000,000	4,775,020
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	806,497
Prudential Financial, Inc.,
4.75%, 09/17/15	3,000,000	3,244,404

		8,825,921

Media 1.1%
NBC Universal, Inc.,
4.38%, 04/01/21(b)	4,000,000	4,048,736
Time Warner Cable, Inc.,
6.75%, 07/01/18	3,250,000	3,876,070

		7,924,806

Metals & Mining 2.4%
Anglo American Capital PLC
9.38%, 04/08/19(b)	2,800,000	3,775,722
4.45%, 09/27/20(b)	3,000,000	3,073,632
ArcelorMittal, 9.85%, 06/01/19	3,000,000	3,855,918
Cliffs Natural Resources, Inc.,
4.80%, 10/01/20	3,000,000	3,045,105
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	2,250,000	2,507,780

		16,258,157

Oil, Gas & Consumable Fuels 2.8%
Diamond Offshore Drilling, Inc.
5.88%, 05/01/19	3,000,000	3,428,115
5.70%, 10/15/39	3,021,000	3,153,033
Energy Transfer Partners LP
6.00%, 07/01/13	1,250,000	1,370,968
6.70%, 07/01/18	1,000,000	1,164,682
7.50%, 07/01/38	3,000,000	3,539,922
Rowan Cos., Inc.,
5.00%, 09/01/17	5,000,000	5,165,590
Sunoco Logistics Partners Operations LP,
8.75%, 02/15/14	1,000,000	1,170,537

		18,992,847

Thrifts & Mortgage Finance 1.7%
U.S. Central Federal Credit Union,
1.90%, 10/19/12	10,000,000	10,257,390
WMC Finance USA, Ltd.,
5.13%, 05/15/13	1,250,000	1,371,054

		11,628,444

Tobacco 0.8%
Reynolds American, Inc.,
7.63%, 06/01/16	4,700,000	5,513,396

Total Corporate Bonds (cost $228,017,899)		245,256,229

U.S. Government Mortgage Backed Agencies 18.4%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 873863
5.69%, 05/01/16	4,766,038	5,388,705
Pool# AA6943
4.50%, 05/01/39	8,982,524	9,365,782
Fannie Mae REMICS
Pool# FNR 2005-53 MH
5.50%, 03/25/34	10,000,000	10,840,617
Pool# FNR 2007-74 QC
6.00%, 02/25/36	13,652,000	14,948,964
Pool# FNR 2007-6 PA
5.50%, 02/25/37	7,950,596	8,657,937
Pool# FNR 2007-66 AH
6.00%, 07/25/37	10,000,000	10,390,376
Freddie Mac Gold Pool
Pool# A85748,5.00%, 04/01/39	8,393,010	8,822,338
Freddie Mac REMICS
Pool# FHR 3451 VB
5.00%, 05/15/28	10,000,000	10,843,068
Pool# FHR 3036 TM
4.50%, 12/15/34	10,000,000	10,714,636
Pool# FHR 3334 MD
5.00%, 06/15/35	10,000,000	10,759,851
Pool# FHR 3189 PC
6.00%, 08/15/35	10,000,000	11,051,448
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Bond Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac REMICS (continued)
Pool# FHR 3540 LN
4.50%, 04/15/38	$13,665,637	$14,565,966

Total U.S. Government Mortgage Backed Agencies (cost $122,090,586)		126,349,688

U.S. Government Sponsored & Agency Obligations 27.3%

	Principal	Market
	Amount	Value

Fannie Mae
3.25%, 04/09/13	2,500,000	2,661,253
2.38%, 07/28/15	26,000,000	27,013,974
0.00%, 06/01/17	6,000,000	5,061,654
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	8,225,000	9,254,104
Federal Farm Credit Bank
2.80%, 11/05/14	10,000,000	10,606,240
Federal Home Loan Banks
3.00%, 06/24/13	20,000,000	21,210,640
3.13%, 12/13/13	10,000,000	10,676,870
2.75%, 03/13/15	5,000,000	5,276,760
5.38%, 08/15/18	3,000,000	3,636,108
5.00%, 03/12/21	5,000,000	5,829,380
Freddie Mac
5.75%, 01/15/12	2,500,000	2,669,115
1.00%, 08/28/12	10,000,000	10,090,820
4.88%, 11/15/13	20,000,000	22,477,860
2.18%, 02/19/14	10,000,000	10,389,820
5.35%, 08/01/15	13,000,000	15,255,864
Freddie Mac Strips
0.00%, 03/15/12	10,439,000	10,296,852
Tennessee Valley Authority
5.88%, 04/01/36	11,793,000	14,795,297

Total U.S. Government Sponsored & Agency Obligations (cost $181,886,853)		187,202,611

U.S. Treasury Bonds 2.9%

	Principal	Market
	Amount	Value

U.S. Treasury Bond
5.25%, 02/15/29	9,000,000	11,373,750
8.13%, 08/15/21	3,500,000	5,304,141
U.S. Treasury Inflation Indexed Bond,
2.13%, 01/15/19	3,000,000	3,429,422

Total U.S. Treasury Bonds (cost $18,824,899)		20,107,313

U.S. Treasury Note 0.7%

	Principal	Market
	Amount	Value

U.S. Treasury Note,
0.88%, 05/31/11	5,100,000	5,122,313

Total U.S. Treasury Note (cost $5,083,824)		5,122,313

Yankee Dollars 1.8%

	Principal	Market
	Amount	Value

Energy Equipment & Services 0.4%
Weatherford International Ltd.,
6.50%, 08/01/36	2,700,000	2,730,159

Metals & Mining 1.0%
Teck Resources Ltd.,
6.13%, 10/01/35	3,000,000	3,194,523
Xstrata Canada Corp.
7.25%, 07/15/12	1,170,000	1,272,104
6.00%, 10/15/15	2,000,000	2,227,002

		6,693,629

Oil, Gas & Consumable Fuels 0.4%
Noble Holding International Ltd.,
4.90%, 08/01/20	2,500,000	2,688,082

Total Yankee Dollars (cost $11,552,414)		12,111,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Bond Fund
Mutual Fund 2.0%

		Market
	Shares	Value

Money Market Fund 2.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (d)	13,446,365	$13,446,365

Total Mutual Fund (cost $13,446,365)		13,446,365

Total Investments (cost $650,249,549) (e) — 99.5%		682,487,743

Other assets in excess of liabilities — 0.5%		3,555,659

NET ASSETS — 100.0%		$686,043,402

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $44,492,399 which represents 6.49% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of September 30, 2010.

(e)	At September 30, 2010, the tax basis cost of the Fund’s investments was $650,249,549, tax unrealized appreciation and depreciation were $32,633,335 and $(395,141), respectively.

AB	Stock Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$1,529,061	$—	$1,529,061
Collateralized Mortgage Obligations	—	48,659,005	—	48,659,005
Commercial Mortgage Backed Securities	—	22,703,288	—	22,703,288
Corporate Bonds	—	245,256,229	—	245,256,229
Mutual Fund	13,446,365	—	—	13,446,365
U.S. Government Mortgage Backed Agencies	—	126,349,688	—	126,349,688
U.S. Government Sponsored & Agency Obligations	—	187,202,611	—	187,202,611
U.S. Treasury Bonds	—	20,107,313	—	20,107,313
U.S. Treasury Note	—	5,122,313	—	5,122,313
Yankee Dollars	—	12,111,870	—	12,111,870

Total Assets	$13,446,365	$669,041,378	$—	$682,487,743

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Asset-Backed Security 0.0%

	Principal	Market
	Amount	Value

Student Loans 0.0%†
SLM Student Loan Trust,
Series 2008-6, Class A1, 0.90%, 10/27/14(a)	$38,298	$38,345

Total Asset-Backed Securities (cost $38,298)		38,345

Commercial Mortgage Backed Securities 11.7%

	Principal	Market
	Amount	Value

Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44(a)	850,000	904,869
Series 2006-4, Class A4, 5.63%, 07/10/46	1,500,000	1,623,748
Series 2006-5, Class A4, 5.41%, 09/10/47	1,795,000	1,912,868
Series 2007-3, Class A4, 5.84%, 06/10/49(a)	2,000,000	2,063,921
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,500,000	2,572,416
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	800,000	863,597
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,250,000	1,295,505
Series 2007-CD5, Class A4, 5.89%, 11/15/44(a)	750,000	810,665
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B 6.21%, 12/10/49(a)	2,985,000	3,153,137
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,403,518
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3, 5.47%, 09/15/39	1,500,000	1,578,599
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	224,667
Series 2007-C2, Class A2, 5.45%, 01/15/49(a)	350,000	359,689
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	650,683
Series 2007-C3, Class A4, 5.91%, 06/15/39(a)	2,500,000	2,491,718
Series 2007-C4, Class A4, 6.00%, 09/15/39(a)	1,210,000	1,202,709
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class A3 5.12%, 08/15/38(a)	200,000	207,561
CW Capital Cobalt Ltd.
Series 2007-C2, Class A2, 5.33%, 04/15/47	1,451,598	1,542,134
Series 2007-C3, Class A4, 6.01%, 05/15/46(a)	2,500,000	2,554,327
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4 5.74%, 12/10/49	1,500,000	1,569,791
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,833,460
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	840,310
Series 2006-GG6, Class A4, 5.55%, 04/10/38(a)	1,500,000	1,615,105
Series 2007-GG10, Class A4, 6.00%, 08/10/45(a)	2,700,000	2,821,619
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	465,000	471,733
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,533,000	2,634,338
Series 2007-CB18, Class A4, 5.44%, 06/12/47	3,000,000	3,144,566
Series 2007-CB19, Class A4, 5.93%, 02/12/49(a)	3,000,000	3,288,570
Series 2007-LD11, Class A4, 6.01%, 06/15/49(a)	805,000	831,777
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,000,000	3,146,186
Series 2008-C2, Class ASB, 6.13%, 02/12/51(a)	205,000	219,635
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class A4 5.86%, 07/15/40(a)	1,635,000	1,705,777
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, 5.17%, 12/12/49(a)	1,790,000	1,854,171
Series 2007-5, Class A4, 5.38%, 08/12/48	1,800,000	1,794,744
Series 2007-7, Class A4, 5.75%, 06/12/50(a)	2,000,000	2,039,268
Series 2007-8, Class A3, 6.16%, 08/12/49(a)	250,000	270,311
Morgan Stanley Capital I
Series 2007-HQ12, Class A4, 5.81%, 04/12/49(a)	335,000	343,462
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,250,000	1,323,281
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value

Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5, 4.66%, 05/15/44	$500,000	$519,985
Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	290,000	313,060
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	277,730
Series 2007-C31, Class A4, 5.51%, 04/15/47	100,000	99,330
Series 2007-C33, Class A2, 6.06%, 02/15/51(a)	250,000	261,111

Total Commercial Mortgage Backed Securities (cost $52,037,497)		60,635,651

Corporate Bonds 36.8%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.0%†
BE Aerospace, Inc.,
8.50%, 07/01/18	195,000	212,550

Airlines 1.6%
Continental Airlines, Inc.,
6.75%, 09/15/15(b)	295,000	299,056
Continental Airlines, Inc.,
Series A, 7.25%, 11/10/19	1,165,000	1,269,850
Continental Airlines, Inc.,
Series 071A, 5.98%, 04/19/22	1,257,332	1,298,195
Delta Air Lines, Inc.
9.50%, 09/15/14(b)	274,000	297,290
6.20%, 07/02/18	1,215,000	1,263,600
Delta Air Lines, Inc.,
Series A, 7.75%, 12/17/19	2,636,074	2,926,043
Delta Air Lines, Inc.,
Series 071A, 6.82%, 08/10/22	446,907	468,671
United Air Lines, Inc.,
9.75%, 01/15/17	180,828	199,363

		8,022,068

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The),
8.25%, 08/15/20	205,000	215,762

Automobiles 0.0%†
Ford Motor Co.,
9.98%, 02/15/47	70,000	78,400

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 04/15/20	1,585,000	1,746,486
Constellation Brands, Inc.
8.38%, 12/15/14	115,000	126,931
7.25%, 09/01/16	85,000	90,419

		1,963,836

Building Products 0.1%
Masco Corp.
6.13%, 10/03/16	45,000	45,748
7.13%, 03/15/20	90,000	92,197
Owens Corning,
9.00%, 06/15/19	155,000	183,350
Ply Gem Industries, Inc.,
11.75%, 06/15/13	185,000	197,950
USG Corp.,
9.75%, 08/01/14(b)	200,000	208,500

		727,745

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The)
3.63%, 08/01/12	555,000	577,670
6.00%, 05/01/14	585,000	652,657
6.75%, 10/01/37	905,000	940,680
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	1,030,000	1,106,158
6.11%, 01/29/37	200,000	195,544
Morgan Stanley
6.63%, 04/01/18	4,715,000	5,227,308
5.63%, 09/23/19	3,420,000	3,560,737
Pinafore LLC/Pinafore, Inc.,
9.00%, 10/01/18(b)	110,000	115,500

		12,376,254

Casinos & Gaming 0.0%†
San Pasqual Casino,
8.00%, 09/15/13(b)	110,000	107,937

Chemicals 1.2%
Ashland, Inc.,
9.13%, 06/01/17	390,000	446,550
CF Industries, Inc.
6.88%, 05/01/18	125,000	134,531
7.13%, 05/01/20	35,000	38,282
Dow Chemical Co. (The)
5.90%, 02/15/15	1,915,000	2,135,380
8.55%, 05/15/19	2,230,000	2,815,799
Huntsman International LLC,
5.50%, 06/30/16	225,000	215,437
Momentive Performance Materials, Inc.
12.50%, 06/15/14	155,000	175,150
11.50%, 12/01/16	65,000	65,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Chemicals 1.2% (continued)
Nalco Co.,
8.25%, 05/15/17	$285,000	$314,925

		6,341,054

Commercial Banks 2.7%
Ally Financial, Inc.
6.88%, 08/28/12	155,000	161,781
6.75%, 12/01/14	240,000	250,050
8.00%, 11/01/31	375,000	402,188
Bank of China Hong Kong Ltd.,
Series REGS, 5.55%, 02/11/20	235,000	248,191
Bank of Tokyo-Mitsubishi UFJ Ltd,
1.60%, 09/11/13(b)	2,400,000	2,414,568
CIT Group, Inc.
7.00%, 05/01/13	165,000	165,825
7.00%, 05/01/14	380,000	379,050
7.00%, 05/01/16	30,154	29,702
7.00%, 05/01/17	769,216	752,870
Deutsche Bank AG/London,
3.88%, 08/18/14	1,080,000	1,154,902
Lloyds TSB Bank PLC,
5.80%, 01/13/20(b)	2,015,000	2,110,874
Regions Financial Corp.,
5.75%, 06/15/15	1,240,000	1,261,402
Royal Bank of Scotland PLC (The),
4.88%, 08/25/14(b)	1,180,000	1,251,827
RSHB Capital SA for OJSC Russian Agricultural Bank,
Series REGS, 6.30%, 05/15/17	315,000	328,781
Wachovia Corp.,
5.50%, 05/01/13	1,295,000	1,423,457
Wells Fargo & Co.,
3.63%, 04/15/15	1,700,000	1,802,609

		14,138,077

Commercial Services & Supplies 0.2%
Ceridian Corp.,
12.25%, 11/15/15	315,000	298,463
Ford Holdings LLC,
9.30%, 03/01/30	75,000	83,437
Power Sector Assets & Liabilities Management Corp.,
Series REGS, 7.39%, 12/02/24	440,000	538,824

		920,724

Communications Equipment 0.9%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 05/01/17(b)	275,000	303,875
CCO Holdings LLC / CCO Holdings Capital Corp.
7.25%, 10/30/17(b)	230,000	233,163
8.13%, 04/30/20(b)	145,000	153,700
CSC Holdings LLC
8.50%, 06/15/15	140,000	152,950
8.63%, 02/15/19	150,000	168,750
DIRECTV Holdings LLC
3.55%, 03/15/15	1,655,000	1,717,961
6.00%, 08/15/40	1,615,000	1,667,930
UPC Holding BV,
9.88%, 04/15/18(b)	225,000	239,625

		4,637,954

Construction & Engineering 0.0%†
Dycom Investments, Inc.,
8.13%, 10/15/15	160,000	163,600

Consumer Finance 1.6%
American Express Co.,
8.13%, 05/20/19	375,000	484,277
American Express Credit Corp.
5.88%, 05/02/13	1,815,000	1,997,582
5.13%, 08/25/14	735,000	814,194
2.75%, 09/15/15	1,480,000	1,489,281
American General Finance Corp.,
5.85%, 06/01/13	215,000	198,338
American Honda Finance Corp.,
3.50%, 03/16/15(b)	1,795,000	1,884,813
Ford Motor Credit Co. LLC
7.00%, 10/01/13	160,000	171,660
5.63%, 09/15/15	120,000	123,398
8.00%, 12/15/16	100,000	113,037
6.63%, 08/15/17	260,000	277,013
8.13%, 01/15/20	255,000	293,012
International Lease Finance Corp.
5.30%, 05/01/12	120,000	120,300
5.25%, 01/10/13	90,000	88,762
5.88%, 05/01/13	125,000	125,000
8.63%, 09/15/15(b)	200,000	214,000
7.13%, 09/01/18(b)	50,000	53,875

		8,448,542

Containers & Packaging 0.1%
Ball Corp.
7.13%, 09/01/16	175,000	189,000
6.63%, 03/15/18	50,000	52,625
Berry Plastics Corp.,
9.50%, 05/15/18	135,000	126,900
Crown Americas LLC,
7.63%, 05/15/17	45,000	48,600

		417,125

Diversified Consumer Services 0.0%†
Knowledge Learning Corp.,
7.75%, 02/01/15(b)	80,000	79,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Financial Services 5.3%
Arch Western Finance LLC,
6.75%, 07/01/13	$21,000	$21,236
Bank of America Corp.
7.38%, 05/15/14	2,225,000	2,557,310
4.50%, 04/01/15	800,000	839,397
6.50%, 08/01/16	1,060,000	1,191,864
Citigroup, Inc.
6.13%, 11/21/17	1,400,000	1,529,289
5.38%, 08/09/20	2,735,000	2,829,718
6.88%, 03/05/38	680,000	759,510
ERAC USA Finance Co.
6.38%, 10/15/17(b)	2,125,000	2,470,408
7.00%, 10/15/37(b)	995,000	1,146,289
FireKeepers Development Authority,
13.88%, 05/01/15(b)	215,000	250,475
General Electric Capital Corp.
5.90%, 05/13/14	2,190,000	2,480,403
4.38%, 09/16/20	3,365,000	3,377,461
5.88%, 01/14/38	1,375,000	1,396,477
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 01/15/16	135,000	135,675
Intergas Finance BV, Series REGS,
6.38%, 05/14/17	330,000	356,400
JPMorgan Chase & Co.
3.40%, 06/24/15	2,050,000	2,128,140
4.95%, 03/25/20	2,785,000	2,970,406
JPMorgan Chase Capital XV,
5.88%, 03/15/35	300,000	292,658
LBI Escrow Corp.,
8.00%, 11/01/17(b)	210,000	229,425
Service Corp International
7.38%, 10/01/14	65,000	71,175
6.75%, 04/01/15	35,000	36,400
7.50%, 04/01/27	150,000	143,250

		27,213,366

Diversified Telecommunication Services 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/01/15(b)	15,000	16,162
Frontier Communications Corp.
6.63%, 03/15/15	185,000	191,012
9.00%, 08/15/31	150,000	159,938
GCI, Inc.,
8.63%, 11/15/19	210,000	224,175
Intelsat Luxembourg SA,
11.50%, 02/04/17	392,792	425,688
Intelsat Subsidiary Holding Co. Ltd.,
8.88%, 01/15/15	160,000	165,600
PAETEC Holding Corp.,
8.88%, 06/30/17	175,000	182,875
Qwest Corp.
8.88%, 03/15/12	730,000	801,175
8.38%, 05/01/16	60,000	70,950
Sprint Capital Corp.,
6.88%, 11/15/28	710,000	649,650
Telecom Italia Capital SA,
4.95%, 09/30/14	935,000	995,523
Valor Telecommunications Enterprises Finance Corp.,
7.75%, 02/15/15	20,000	20,700
Verizon New Jersey, Inc., Series A,
5.88%, 01/17/12	925,000	979,717
Virgin Media Finance PLC,
9.13%, 08/15/16	70,000	74,900
Virgin Media Finance PLC, Series 1,
9.50%, 08/15/16	220,000	248,600
Virgin Media Secured Finance PLC,
6.50%, 01/15/18	365,000	385,075
West Corp.,
8.63%, 10/01/18(b)	90,000	91,800
Windstream Corp.
8.13%, 08/01/13	70,000	75,950
8.63%, 08/01/16	355,000	375,412

		6,134,902

Electric Utilities 1.0%
AES Corp. (The),
8.75%, 05/15/13(b)	72,000	73,080
Edison Mission Energy
7.20%, 05/15/19	30,000	21,225
7.63%, 05/15/27	200,000	134,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	160,000	158,786
Exelon Generation Co. LLC,
4.00%, 10/01/20	2,195,000	2,197,322
FirstEnergy Solutions Corp.,
4.80%, 02/15/15	545,000	585,797
Homer City Funding LLC,
8.14%, 10/01/19	175,000	164,062
Ipalco Enterprises, Inc.,
7.25%, 04/01/16(b)	85,000	91,375
Majapahit Holding BV,
Series REGS, 7.25%, 06/28/17	214,000	245,441
PSEG Power LLC,
2.50%, 04/15/13	1,260,000	1,294,682

		4,966,270

Electronic Equipment, Instruments & Components 0.1%
Flextronics International Ltd.,
6.25%, 11/15/14	355,000	361,213

Energy Equipment & Services 0.5%
Empresa Nacional del Petroleo,
Series REGS, 5.25%, 08/10/20	125,000	128,210

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Energy Equipment & Services 0.5% (continued)
NAK Naftogaz Ukraine,
9.50%, 09/30/14	$95,000	$102,752
Pemex Project Funding Master Trust,
5.75%, 03/01/18	456,000	499,745
Petronas Capital Ltd.,
Series REGS, 5.25%, 08/12/19	366,000	408,806
Weatherford International Ltd. Bermuda,
5.13%, 09/15/20	1,495,000	1,528,309

		2,667,822

Food & Staples Retailing 0.3%
CVS Pass Through Trust,
7.51%, 01/10/32(b)	1,013,834	1,189,592
Rite Aid Corp.
9.75%, 06/12/16	165,000	176,344
10.38%, 07/15/16	85,000	88,506
SUPERVALU, Inc.,
8.00%, 05/01/16	250,000	251,875

		1,706,317

Food Products 2.3%
Corn Products International, Inc.
4.63%, 11/01/20	910,000	930,893
6.63%, 04/15/37	1,155,000	1,261,612
Del Monte Corp.,
7.50%, 10/15/19	165,000	177,994
Grupo Bimbo SAB de CV,
4.88%, 06/30/20(b)	3,630,000	3,789,393
Kraft Foods, Inc.
6.13%, 02/01/18	310,000	365,492
6.50%, 02/09/40	2,925,000	3,424,783
Michael Food, Inc.,
9.75%, 07/15/18(b)	95,000	101,650
Sara Lee Corp.,
2.75%, 09/15/15	1,980,000	2,006,781

		12,058,598

Gas Utilities 0.9%
AmeriGas Partners LP,
7.13%, 05/20/16	355,000	370,088
Ferrellgas Escrow LLC
6.75%, 05/01/14	119,000	121,082
9.13%, 10/01/17	165,000	178,819
Inergy LP,
7.00%, 10/01/18(b)	105,000	107,625
Inergy LP/Inergy Finance Corp.
8.75%, 03/01/15	55,000	59,331
8.25%, 03/01/16	15,000	15,750
Plains All American Pipeline LP,
4.25%, 09/01/12	1,215,000	1,267,260
Rockies Express Pipeline LLC,
5.63%, 04/15/20(b)	2,005,000	2,015,959
Sabine Pass LNG LP,
7.50%, 11/30/16	450,000	410,625

		4,546,539

Health Care Equipment & Supplies 0.1%
Boston Scientific Corp.,
4.50%, 01/15/15	270,000	276,205

Health Care Providers & Services 1.0%
Biomet, Inc.,
10.00%, 10/15/17	150,000	165,563
CHS/Community Health Systems Inc,
8.88%, 07/15/15	135,000	143,437
Express Scripts, Inc.,
5.25%, 06/15/12	655,000	699,247
HCA, Inc.
9.25%, 11/15/16	350,000	378,875
9.63%, 11/15/16	110,000	119,350
8.50%, 04/15/19	355,000	395,825
Health Management Associates, Inc.,
6.13%, 04/15/16	150,000	151,500
Hospira, Inc.,
5.60%, 09/15/40	1,485,000	1,537,796
Medco Health Solutions, Inc.,
4.13%, 09/15/20	1,215,000	1,230,313
Omnicare, Inc.,
6.88%, 12/15/15	95,000	95,950
Tenet Healthcare Corp.,
8.88%, 07/01/19	110,000	121,412

		5,039,268

Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP,
9.13%, 08/01/18(b)	120,000	126,000
Harrah’s Operating Co., Inc.
5.63%, 06/01/15	70,000	45,500
11.25%, 06/01/17	215,000	235,425
Marina District Finance Co., Inc.
9.50%, 10/15/15(b)	110,000	106,700
9.88%, 08/15/18(b)	170,000	164,050
MGM Mirage, Inc.
11.13%, 11/15/17	220,000	250,525
9.00%, 03/15/20(b)	50,000	52,625
OSI Restaurant Partners, Inc.,
10.00%, 06/15/15	50,000	50,750
Peninsula Gaming LLC,
8.38%, 08/15/15	150,000	156,000
Pokagon Gaming Authority,
10.38%, 06/15/14(b)	180,000	187,875
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 05/15/18	135,000	145,125

		1,520,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Household Durables 0.0%†
Meritage Homes Corp.,
7.15%, 04/15/20	$90,000	$85,050

Independent Power Producers & Energy Traders 0.1%
Calpine Corp.,
7.25%, 10/15/17(b)	370,000	376,475
NRG Energy, Inc.,
7.25%, 02/01/14	170,000	174,463
RRI Energy, Inc.,
7.63%, 06/15/14	205,000	202,950

		753,888

Industrial Conglomerates 0.2%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 08/15/13	775,000	868,761

Information Technology Services 0.2%
Fidelity National Information Services, Inc.
7.63%, 07/15/17(b)	155,000	165,463
7.88%, 07/15/20(b)	130,000	140,075
Lender Processing Services, Inc.,
8.13%, 07/01/16	200,000	215,500
SunGard Data Systems, Inc.
9.13%, 08/15/13	60,000	61,275
10.63%, 05/15/15	220,000	245,300
10.25%, 08/15/15	105,000	110,512

		938,125

Insurance 1.0%
American International Group, Inc.,
8.18%, 05/15/58(a)	150,000	150,000
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	990,000	1,023,543
5.50%, 03/30/20	1,450,000	1,474,675
Lincoln National Corp.,
7.00%, 06/15/40	620,000	706,349
Prudential Financial, Inc.
3.88%, 01/14/15	1,220,000	1,281,634
6.63%, 06/21/40	465,000	533,566

		5,169,767

Machinery 0.1%
Case New Holland, Inc.,
7.88%, 12/01/17(b)	240,000	260,700
Navistar International Corp.,
8.25%, 11/01/21	385,000	410,988

		671,688

Media 2.4%
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17(b)	285,000	300,675
Clear Channel Communications, Inc.,
5.75%, 01/15/13	185,000	155,863
Comcast Corp.
6.30%, 11/15/17	505,000	595,854
6.40%, 03/01/40	355,000	394,701
DISH DBS Corp.
7.00%, 10/01/13	315,000	334,294
6.63%, 10/01/14	130,000	135,850
7.75%, 05/31/15	85,000	90,631
7.88%, 09/01/19	75,000	80,719
Gannett Co., Inc.
9.38%, 11/15/17(b)	85,000	92,863
7.13%, 09/01/18(b)	125,000	123,125
Interpublic Group of Cos., Inc.,
10.00%, 07/15/17	265,000	309,387
Lamar Media Corp.,
9.75%, 04/01/14	230,000	263,350
LIN Television Corp.,
Series B, 6.50%, 05/15/13	150,000	148,875
NBC Universal, Inc.
5.15%, 04/30/20(b)	830,000	896,339
4.38%, 04/01/21(b)	2,530,000	2,560,825
5.95%, 04/01/41(b)	970,000	997,753
News America, Inc.,
6.90%, 08/15/39	510,000	601,004
Nielsen Finance Co. LLC,
11.50%, 05/01/16	115,000	130,525
Sirius XM Radio, Inc.,
8.75%, 04/01/15(b)	100,000	106,250
Time Warner Cable, Inc.,
6.75%, 07/01/18	1,910,000	2,277,937
Time Warner, Inc.,
6.10%, 07/15/40	1,040,000	1,119,896
Univision Communications, Inc.,
12.00%, 07/01/14(b)	110,000	120,312
Videotron Ltee,
6.88%, 01/15/14	385,000	390,775
WMG Acquisition Corp.,
9.50%, 06/15/16	225,000	240,750
XM Satellite Radio, Inc.,
11.25%, 06/15/13(b)	105,000	115,237

		12,583,790

Metals & Mining 1.3%
Anglo American Capital PLC,
4.45%, 09/27/20(b)	2,525,000	2,586,974
Southern Copper Corp.,
6.75%, 04/16/40	1,610,000	1,757,817
Steel Dynamics, Inc.
6.75%, 04/01/15	50,000	51,125
7.75%, 04/15/16	75,000	78,000
Tube City IMS Corp.,
9.75%, 02/01/15	160,000	163,200
United States Steel Corp.,
6.65%, 06/01/37	109,000	96,737
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Metals & Mining 1.3% (continued)
Vale Overseas Ltd.,
4.63%, 09/15/20	$1,795,000	$1,853,946

		6,587,799

Multiline Retail 0.1%
Macy’s Retail Holdings, Inc.,
6.90%, 04/01/29	90,000	91,125
Sears Holdings Corp.,
6.63%, 10/15/18(b)	205,000	205,679

		296,804

Multi-Utilities 0.0%†
CMS Energy Corp.,
4.25%, 09/30/15	190,000	191,639

Office Electronics 0.8%
Xerox Corp.
5.50%, 05/15/12	885,000	941,653
6.40%, 03/15/16	1,950,000	2,270,379
5.63%, 12/15/19	675,000	755,508

		3,967,540

Oil, Gas & Consumable Fuels 3.0%
Arch Coal, Inc.,
8.75%, 08/01/16	270,000	297,675
ATP Oil & Gas Corp.,
11.88%, 05/01/15(b)	310,000	267,375
Chesapeake Energy Corp.
7.63%, 07/15/13	30,000	32,700
9.50%, 02/15/15	540,000	625,050
6.63%, 08/15/20	75,000	78,375
Cimarex Energy Co.,
7.13%, 05/01/17	280,000	294,000
Denbury Resources, Inc.,
8.25%, 02/15/20	80,000	87,300
Dynegy Holdings, Inc.,
7.75%, 06/01/19	375,000	256,875
Dynegy Roseton/Danskammer Pass-Through Trust,
Series B, 7.67%, 11/08/16	125,000	115,937
El Paso Corp.
8.25%, 02/15/16	200,000	222,500
7.00%, 06/15/17	120,000	127,424
7.80%, 08/01/31	180,000	186,816
Energy Transfer Equity LP,
7.50%, 10/15/20	425,000	447,313
Forest Oil Corp.
8.50%, 02/15/14	60,000	65,550
7.25%, 06/15/19	135,000	138,038
Hess Corp.,
5.60%, 02/15/41	1,000,000	1,043,401
Husky Energy, Inc.,
5.90%, 06/15/14	2,850,000	3,170,941
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	2,380,000	2,687,910
6.50%, 09/01/39	705,000	762,260
Kinder Morgan Finance Co. ULC,
5.70%, 01/05/16	318,000	327,938
Linn Energy LLC/Linn Energy Finance Corp.
8.63%, 04/15/20(b)	105,000	111,300
7.75%, 02/01/21(b)	95,000	95,831
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8.75%, 04/15/18	260,000	280,800
Newfield Exploration Co.,
6.63%, 04/15/16	355,000	369,200
Peabody Energy Corp.,
7.38%, 11/01/16	35,000	38,150
Petroleos de Venezuela SA
5.25%, 04/12/17	270,000	156,600
5.38%, 04/12/27	120,000	57,900
Pioneer Natural Resources Co.,
5.88%, 07/15/16	115,000	118,780
Quicksilver Resources Inc,
11.75%, 01/01/16	60,000	70,350
Regency Energy Partners LP,
8.38%, 12/15/13	130,000	135,525
SandRidge Energy, Inc.,
8.00%, 06/01/18(b)	220,000	214,500
Southern Star Central Corp.,
6.75%, 03/01/16	140,000	141,400
Valero Energy Corp.
6.13%, 02/01/20	1,230,000	1,340,583
6.63%, 06/15/37	905,000	908,840

		15,275,137

Paper & Forest Products 0.1%
Georgia-Pacific LLC
7.00%, 01/15/15(b)	200,000	208,000
8.25%, 05/01/16(b)	100,000	111,125
PE Paper Escrow GmbH,
12.00%, 08/01/14(b)	115,000	132,825

		451,950

Personal Products 0.0%†
NBTY, Inc.,
9.00%, 10/01/18(b)	130,000	136,500

Pharmaceuticals 0.0%†
Valeant Pharmaceuticals International
6.75%, 10/01/17(b)	110,000	112,200
7.00%, 10/01/20(b)	100,000	102,250

		214,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Real Estate Investment Trusts (REITs) 0.7%
Host Hotels & Resorts LP
7.13%, 11/01/13	$59,000	$60,033
6.88%, 11/01/14	50,000	51,625
Host Hotels & Resorts LP,
Series O, 6.38%, 03/15/15	35,000	35,831
Host Hotels & Resorts LP,
Series Q, 6.75%, 06/01/16	310,000	321,238
Simon Property Group LP,
5.88%, 03/01/17	645,000	740,928
Ventas Realty LP, Series 1,
6.50%, 06/01/16	260,000	271,351
Ventas Realty LP
6.50%, 06/01/16	120,000	125,239
6.75%, 04/01/17	45,000	46,799
WEA Finance LLC,
7.50%, 06/02/14(b)	1,605,000	1,868,098

		3,521,142

Retailing 0.0%†
JC Penney Corp., Inc.,
7.40%, 04/01/37	125,000	126,094

Road & Rail 0.1%
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19	65,000	69,062
Russian Railways,
5.74%, 04/03/17	400,000	421,200

		490,262

Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc.
8.13%, 12/15/17	165,000	174,075
7.75%, 08/01/20(b)	55,000	56,788
Freescale Semiconductor, Inc.,
9.25%, 04/15/18(b)	160,000	166,400

		397,263

Specialty Retail 0.2%
Home Depot, Inc.,
5.88%, 12/16/36	1,045,000	1,114,063
Toys “R” Us Property Co. I LLC,
10.75%, 07/15/17	145,000	163,850

		1,277,913

Tobacco 2.0%
Altria Group, Inc.
9.70%, 11/10/18	3,660,000	4,954,183
9.95%, 11/10/38	255,000	367,441
Lorillard Tobacco Co.
8.13%, 06/23/19	3,635,000	4,160,846
6.88%, 05/01/20	640,000	676,941

		10,159,411

Trading Companies & Distributors 0.1%
United Rentals North America, Inc.
7.00%, 02/15/14	110,000	110,000
10.88%, 06/15/16	250,000	282,187

		392,187

Wireless Telecommunication Services 0.1%
Cricket Communications, Inc.,
7.75%, 05/15/16	400,000	424,500
MetroPCS Wireless, Inc.,
9.25%, 11/01/14	245,000	256,637

		681,137

Total Corporate Bonds (cost $179,008,390)		190,580,200

U.S. Government Mortgage Backed Agencies 26.4%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 969941
5.00%, 03/01/23	149,432	158,547
Pool# 982885
5.00%, 05/01/23	61,407	65,486
Pool# 975884
5.00%, 06/01/23	51,207	54,331
Pool# 987214
5.00%, 07/01/23	26,627	28,251
Pool# 976243
5.00%, 08/01/23	98,643	104,660
Pool# 987456
5.00%, 08/01/23	66,145	70,180
Pool# 965102
5.00%, 09/01/23	30,158	31,997
Pool# 988300
5.00%, 09/01/23	60,760	64,466
Pool# 992021
5.00%, 10/01/23	108,933	115,577
Pool# 735578
5.00%, 06/01/35	262,370	277,349
Pool# 834657
5.50%, 08/01/35	22,091	23,624
Pool# 835482
5.50%, 10/01/35	128,383	137,298
Pool# 745826
6.00%, 07/01/36	89,874	97,071
Pool# 899215
6.00%, 10/01/36	165,662	178,927
Pool# 831922
5.50%, 11/01/36	105,803	112,785
Pool# 888222
6.00%, 02/01/37	189,828	205,028
Pool# 913304
5.50%, 04/01/37	246,302	262,043
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# 899528
5.50%, 05/01/37	$684,290	$728,023
Pool# 937090
5.50%, 05/01/37	578,699	615,683
Pool# 917141
5.50%, 06/01/37	140,248	149,504
Pool# 915639
6.00%, 06/01/37	797,660	858,292
Pool# 939984
6.00%, 06/01/37	655,038	704,830
Pool# 938175
5.50%, 07/01/37	104,711	111,403
Pool# 899598
6.00%, 07/01/37	82,904	89,206
Pool# 928483
6.00%, 07/01/37	751,882	809,035
Pool# 944526
6.00%, 07/01/37	358,404	385,647
Pool# 945218
5.50%, 08/01/37	28,881	30,727
Pool# 936895
6.00%, 08/01/37	36,573	39,353
Pool# 952277
5.50%, 09/01/37	14,015	14,910
Pool# 943640
5.50%, 10/01/37	24,844	26,432
Pool# 950992
5.50%, 10/01/37	39,490	42,014
Pool# 946923
6.00%, 10/01/37	767,445	825,780
Pool# 960117
5.50%, 11/01/37	12,907	13,732
Pool# 933166
6.00%, 11/01/37	2,201,518	2,368,862
Pool# 956411
6.00%, 11/01/37	307,219	330,572
Pool# 959983
6.00%, 11/01/37	836,191	899,753
Pool# 967276
5.00%, 12/01/37	135,053	142,278
Pool# 929018
6.00%, 12/01/37	585,591	630,103
Pool# 966419
6.00%, 12/01/37	356,256	383,336
Pool# 952035
5.50%, 01/01/38	394,071	419,255
Pool# 961256
5.50%, 01/01/38	479,622	510,274
Pool# 969451
5.50%, 01/01/38	681,232	724,769
Pool# 961348
6.00%, 01/01/38	982,809	1,057,516
Pool# 965719
6.00%, 01/01/38	254,488	273,514
Pool# 960048
5.50%, 02/01/38	38,596	41,062
Pool# 969757
5.50%, 02/01/38	28,023	29,814
Pool# 972701
5.50%, 02/01/38	111,158	118,262
Pool# 933409
5.00%, 03/01/38	617,270	650,466
Pool# 961849
5.50%, 03/01/38	326,624	347,498
Pool# 974674
5.50%, 03/01/38	174,021	185,142
Pool# 970185
5.00%, 04/01/38	305,675	322,011
Pool# 973726
6.00%, 04/01/38	1,631,934	1,753,942
Pool# 929515
5.00%, 05/01/38	118,019	124,326
Pool# 962874
5.00%, 05/01/38	100,852	106,241
Pool# 982126
5.00%, 05/01/38	304,767	321,054
Pool# 969268
5.50%, 05/01/38	23,765	25,284
Pool# 970232
5.50%, 05/01/38	74,298	79,046
Pool# 995048
5.50%, 05/01/38	936,654	998,470
Pool# 889509
6.00%, 05/01/38	373,852	402,270
Pool# 889579
6.00%, 05/01/38	674,887	726,188
Pool# 933927
5.50%, 06/01/38	252,559	268,700
Pool# 976213
5.50%, 06/01/38	28,993	30,846
Pool# 983821
5.50%, 06/01/38	214,858	228,589
Pool# 985731
5.50%, 06/01/38	298,557	317,638
Pool# 934108
5.00%, 07/01/38	406,234	427,943
Pool# 934333
5.50%, 07/01/38	1,965,212	2,090,807
Pool# 986264
5.50%, 07/01/38	1,292,897	1,375,525
Pool# 988029
5.00%, 08/01/38	339,591	357,739
Pool# 257306
5.50%, 08/01/38	36,429	38,757
Pool# 964970
5.50%, 08/01/38	351,002	373,434
Pool# 975697
5.50%, 08/01/38	233,848	248,793
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# 986062
5.50%, 08/01/38	$87,426	$93,014
Pool# 925973
6.00%, 08/01/38	113,063	121,516
Pool# 970818
5.50%, 09/01/38	384,230	408,786
Pool# 970650
5.50%, 10/01/38	955,269	1,016,319
Pool# 990786
5.50%, 10/01/38	219,377	233,397
Pool# 992032
5.50%, 10/01/38	461,138	490,609
Pool# 992471
5.50%, 10/01/38	132,566	141,038
Pool# 991002
6.00%, 10/01/38	110,727	119,005
Pool# 934645
5.50%, 11/01/38	1,036,423	1,102,661
Pool# 985805
5.50%, 11/01/38	358,677	381,600
Pool# 934249
5.50%, 12/01/38	330,401	351,517
Pool# 970929
5.50%, 12/01/38	740,635	787,968
Pool# 992676
5.50%, 12/01/38	608,696	647,597
Pool# 993111
5.50%, 01/01/39	727,392	773,879
Pool# AC0017
5.50%, 09/01/39	48,749	51,860
Pool# AD0638
6.00%, 09/01/39	572,629	616,157
4.00%, 10/25/40	5,390,000	5,539,907
5.00%, 10/25/40	32,110,000	33,795,775
Federal National Mortgage Association TBA
5.50%, 10/25/40	32,555,000	34,604,956
6.00%, 10/25/40	2,820,000	3,028,855
Freddie Mac Gold Pool
Pool# G13072
5.00%, 04/01/23	63,438	67,319
Pool# G13122
5.00%, 04/01/23	43,411	46,067
Pool# J07940
5.00%, 05/01/23	498,741	529,250
Pool# G13225
5.00%, 06/01/23	638,986	678,074
Pool# J07942
5.00%, 06/01/23	68,818	73,027
Pool# J08443
5.00%, 07/01/23	141,830	151,724
Pool# A14186
5.50%, 10/01/33	9,242	9,919
Pool# A82875
5.50%, 11/01/33	249,743	268,025
Pool# C01674
5.50%, 11/01/33	73,545	78,929
Pool# A39584
5.50%, 11/01/35	257,156	274,533
Pool# A52983
5.50%, 10/01/36	538,034	572,374
Pool# A61562
5.50%, 10/01/36	214,160	227,828
Pool# G02379
6.00%, 10/01/36	108,261	116,643
Pool# G08204
5.50%, 06/01/37	77,100	81,836
Pool# G03432
5.50%, 11/01/37	62,391	66,223
Pool# A72499
6.00%, 02/01/38	79,590	85,387
Pool# G04220
5.50%, 03/01/38	180,883	191,994
Pool# G08256
5.50%, 03/01/38	78,398	83,214
Pool# G04156
6.00%, 03/01/38	159,833	171,474
Pool# G08263
5.50%, 04/01/38	109,103	115,805
Pool# A76684
5.00%, 05/01/38	289,712	304,560
Pool# A77391
5.00%, 05/01/38	733,894	771,508
Pool# A76939
5.50%, 05/01/38	217,021	230,351
Pool# A77208
5.50%, 05/01/38	177,744	188,662
Pool# A77648
5.50%, 06/01/38	83,625	88,762
Pool# A77937
5.50%, 06/01/38	1,291,274	1,370,591
Pool# G04458
5.50%, 06/01/38	566,625	601,430
Pool# A78076
6.00%, 06/01/38	141,108	151,386
Pool# A78454
6.00%, 06/01/38	298,602	320,350
Pool# A79197
5.00%, 07/01/38	139,355	146,498
Pool# A78982
5.50%, 07/01/38	267,384	283,808
Pool# A79018
5.50%, 07/01/38	601,839	638,807
Pool# A79806
5.50%, 07/01/38	163,657	173,709
Pool# G04471
5.50%, 07/01/38	640,227	679,554
Pool# A82609
5.50%, 09/01/38	278,921	296,054
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# A83032
5.50%, 11/01/38	$163,292	$173,323
Pool# A83345
5.00%, 12/01/38	499,741	525,354
Pool# A83596
5.50%, 12/01/38	326,252	346,293
Pool# G08323
5.00%, 02/01/39	1,304,655	1,371,523
Pool# A87679
5.00%, 08/01/39	736,456	774,128
Freddie Mac Gold Pool TBA
5.50%, 10/15/40	9,655,000	10,240,334
Ginnie Mae I Pool
Pool# 603581
5.50%, 04/15/33	93,028	100,610
Pool# 618988
6.00%, 06/15/34	68,338	74,777
Pool# 658029
6.00%, 07/15/36	23,976	26,115
Pool# 617456
6.00%, 03/15/37	37,665	40,943
Pool# 600658
5.50%, 05/15/37	94,313	101,559
Pool# 657732
5.50%, 05/15/37	117,554	126,584
Pool# 675407
5.50%, 07/15/37	108,592	116,934
Pool# 782185
6.00%, 09/15/37	22,106	24,054
Pool# 670824
6.00%, 12/15/37	58,141	63,202
Pool# 671189
6.00%, 12/15/37	43,626	47,423
Pool# 686034
5.50%, 04/15/38	80,444	86,598
Pool# 674084
5.00%, 05/15/38	253,749	270,601
Pool# 686342
6.00%, 05/15/38	25,838	28,079
Pool# 690847
5.50%, 06/15/38	69,510	74,828
Pool# 632219
5.50%, 07/15/38	61,535	66,243
Pool# 689694
5.50%, 07/15/38	103,644	111,574
Pool# 690435
5.50%, 07/15/38	111,059	120,046
Pool# 687727
6.00%, 07/15/38	62,284	67,686
Pool# 690310
6.00%, 07/15/38	67,294	73,130
Pool# 689575
6.50%, 07/15/38	168,705	185,725

Total U.S. Government Mortgage Backed Agencies (cost $135,047,377)		136,842,027

Sovereign Bonds 1.5%

	Principal	Market
	Amount	Value

ARGENTINA 0.1%
Argentina Bonos
8.75%, 06/02/17	31,000	30,008
8.28%, 12/31/33	211,996	176,275
2.50%, 12/31/38(c)	157,000	63,742

		270,025

BRAZIL 0.2%
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 07/12/20	450,000	485,437
Brazilian Government International Bond
4.88%, 01/22/21	260,000	285,350
8.75%, 02/04/25	100,000	146,733

		917,520

BULGARIA 0.0%†
Bulgaria Government International Bond, 8.25%, 01/15/15	60,000	70,710

CHILE 0.0%†
Chile Government International Bond, 3.88%, 08/05/20	165,000	171,150

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 01/27/17	222,000	273,615
Colombia Government International Bond
7.38%, 03/18/19	100,000	126,500
8.13%, 05/21/24	116,000	155,730

		555,845

CROATIA 0.0%†
Croatia Government International Bond, 6.75%, 11/05/19	125,000	136,563

EL SALVADOR 0.0%†
El Salvador Government International Bond
7.75%, 01/24/23	100,000	113,000
7.65%, 06/15/35	48,000	52,200
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
Sovereign Bonds (continued)

	Principal	Market
	Amount	Value

EL SALVADOR (continued)

		$165,200

HUNGARY 0.0%†
Hungary Government International Bond
4.75%, 02/03/15	20,000	20,381
6.25%, 01/29/20	144,000	153,720

		174,101

INDONESIA 0.1%
Indonesia Government International Bond, 5.88%, 03/13/20	449,000	519,179

LEBANON 0.1%
Lebanon Government International Bond
8.50%, 01/19/16	178,000	206,480
6.38%, 03/09/20	239,000	247,963

		454,443

LITHUANIA 0.0%†
Lithuania Government International Bond, 7.38%, 02/11/20	166,000	185,505

MEXICO 0.1%
Mexico Government International Bond
5.13%, 01/15/20	176,000	196,680
6.75%, 09/27/34	100,000	124,250

		320,930

PANAMA 0.1%
Panama Government International Bond
7.25%, 03/15/15	40,000	47,800
8.88%, 09/30/27	219,000	317,835
6.70%, 01/26/36	25,000	30,712

		396,347

PERU 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	300,000	389,250
8.75%, 11/21/33	30,000	44,625

		433,875

PHILIPPINES 0.1%
Philippine Government International Bond, 6.50%, 01/20/20	250,000	299,450

POLAND 0.1%
Poland Government International Bond
5.00%, 10/19/15	153,000	167,172
6.38%, 07/15/19	198,000	234,383

		401,555

RUSSIA 0.0%†
Russian Foreign Bond — Eurobond
5.00%, 04/29/20	100,000	104,200
7.50%, 03/31/30(c)	9	11

		104,211

SOUTH AFRICA 0.1%
South Africa Government International Bond
6.50%, 06/02/14	100,000	114,250
6.88%, 05/27/19	105,000	128,362
5.88%, 05/30/22	100,000	115,000

		357,612

TURKEY 0.2%
Turkey Government International Bond
7.50%, 11/07/19	100,000	123,000
7.00%, 06/05/20	527,000	632,479
7.38%, 02/05/25	70,000	86,702

		842,181

UKRAINE 0.0%†
Ukraine Government International Bond, 6.58%, 11/21/16	157,000	153,326

URUGUAY 0.1%
Uruguay Government International Bond, 6.88%, 09/28/25	258,000	310,245

VENEZUELA 0.0%†
Venezuela Government International Bond
7.75%, 10/13/19	245,000	165,375
9.38%, 01/13/34	75,000	51,000

		216,375

Total Sovereign Bonds (cost $7,161,770)		7,456,348

U.S. Government Sponsored & Agency Obligations 2.3%

	Principal	Market
	Amount	Value

Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,755,531
4.00%, 09/06/13	150,000	163,627
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
U.S. Government Sponsored & Agency Obligations (continued)

	Principal	Market
	Amount	Value

Federal Home Loan Banks (continued)
Federal Home Loan Banks Discount Notes 0.00%, 11/26/10	$10,000,000	$9,998,130

Total U.S. Government Sponsored & Agency Obligations (cost $11,758,139)		11,917,288

U.S. Treasury Bills 22.0%

	Principal	Market
	Amount	Value

U.S. Treasury Bill
0.00%, 11/18/10	64,000,000	63,989,184
0.00%, 12/09/10	20,000,000	19,994,820
0.00%, 12/23/10	15,000,000	14,995,260
0.00%, 02/10/11	15,000,000	14,992,185

Total U.S. Treasury Bills (cost $113,963,370)		113,971,449

U.S. Treasury Bonds 6.3%

	Principal	Market
	Amount	Value

U.S. Treasury Bond, 4.50%, 02/15/36	5,690,000	6,542,612
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	21,505,000	26,205,087

Total U.S. Treasury Bonds (cost $30,514,323)		32,747,699

U.S. Treasury Notes 5.7%

	Principal	Market
	Amount	Value

U.S. Treasury Note
2.38%, 10/31/14	600,000	633,281
3.13%, 01/31/17	25,550,000	27,685,827
3.63%, 08/15/19	1,095,000	1,204,158

Total U.S. Treasury Notes (cost $29,233,146)		29,523,266

Yankee Dollar 0.1%

	Principal	Market
	Amount	Value

Oil, Gas & Consumable Fuels 0.1%
Noble Holding International Ltd., 4.90%, 08/01/20	$600,000	$645,140

Total Yankee Dollar (cost $598,373)		645,140

Mutual Fund 4.2%

		Market
	Shares	Value

Money Market Fund 4.2%
Invesco Liquid Assets Portfolio - Institutional Class, 0.23% (d)	21,607,717	21,607,717

Total Mutual Fund (cost $21,607,717)		21,607,717

Total Investments (cost $580,968,400) (e) — 117.0%		605,965,130

Liabilities in excess of other assets — (17.0)%		(87,888,863)

NET ASSETS — 100.0%		$518,076,267

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $34,810,223 which represents 6.72% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2010.

(d)	Represents 7-day effective yield as of September 30, 2010.

(e)	At September 30, 2010, the tax basis cost of the Fund’s investments was $581,093,809, tax unrealized appreciation and depreciation were $25,347,177 and $(475,856), respectively.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
OJSC	Open Joint Stock Company
PLC	Public Limited Company
SA	Stock Company
SAB de CV	Public Traded Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund

TBA	To Be Announced
ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Core Plus Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Security	$—	$38,345	$—	$38,345
Commercial Mortgage Backed Securities	—	60,635,651	—	60,635,651
Corporate Bonds	—	190,580,200	—	190,580,200
Mutual Fund	21,607,717	—	—	21,607,717
Sovereign Bonds	—	7,456,348	—	7,456,348
U.S. Government Mortgage Backed Agencies	—	136,842,027	—	136,842,027
U.S. Government Sponsored & Agency Obligations	—	11,917,288	—	11,917,288
U.S. Treasury Bills	—	113,971,449	—	113,971,449
U.S. Treasury Bonds	—	32,747,699	—	32,747,699
U.S. Treasury Notes	—	29,523,266	—	29,523,266
Yankee Dollar	—	645,140	—	645,140

Total Assets	$21,607,717	$584,357,413	$—	$605,965,130

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Developing Markets Fund
Common Stocks 93.6%

		Market
	Shares	Value

BRAZIL 11.1%
Beverages 1.5%
Cia de Bebidas das Americas ADR	24,095	$2,982,479

Commercial Banks 1.3%
Banco do Brasil SA	135,500	2,553,839

Health Care Providers & Services 1.3%
Diagnosticos Da America SA	206,700	2,451,814

Information Technology Services 1.5%
Redecard SA	187,400	2,926,187

Oil, Gas & Consumable Fuels 3.5%
Petroleo Brasileiro SA — Common Shares ADR	36,773	1,333,757
Petroleo Brasileiro SA — Preference Shares ADR	168,604	5,533,583

		6,867,340

Personal Products 2.0%
Hypermarcas SA*	253,588	3,890,747

		21,672,406

CHINA 13.5%
Commercial Banks 6.1%
China Construction Bank Corp., H Shares	7,038,000	6,151,207
Industrial & Commercial Bank of China, H Shares	7,861,000	5,828,745

		11,979,952

Food Products 1.1%
China Yurun Food Group Ltd.	583,000	2,159,637

Hotels, Restaurants & Leisure 1.9%
Ctrip.com International Ltd. ADR*	75,900	3,624,225

Internet Software & Services 1.4%
Tencent Holdings Ltd.	120,500	2,624,580

Multiline Retail 1.6%
Parkson Retail Group Ltd.	1,846,000	3,209,316

Oil, Gas & Consumable Fuels 1.4%
PetroChina Co. Ltd., H Shares	2,408,000	2,799,756

		26,397,466

EGYPT 1.7%
Commercial Banks 1.7%
Commercial International Bank	438,105	3,296,747

HONG KONG 8.7%
Oil, Gas & Consumable Fuels 2.4%
CNOOC Ltd.	2,429,600	4,715,746

Paper & Forest Products 1.2%
Nine Dragons Paper Holdings Ltd.	1,329,000	2,290,755

Personal Products 1.6%
Hengan International Group Co. Ltd	303,500	3,023,393

Real Estate Management & Development 2.3%
China Resources Land Ltd.	2,254,000	4,560,645

Specialty Retail 1.2%
Belle International Holdings Ltd.	1,208,000	2,421,216

		17,011,755

INDIA 6.9%
Automobiles 1.1%
Hero Honda Motors Ltd.	53,444	2,209,657

Commercial Banks 1.4%
ICICI Bank Ltd.	109,589	2,703,643

Information Technology Services 2.9%
HCL Technologies Ltd.	256,569	2,399,850
Tata Consultancy Services Ltd.	158,488	3,262,971

		5,662,821

Machinery 1.5%
Tata Motors Ltd.	117,001	2,859,398

		13,435,519

INDONESIA 3.5%
Automobiles 1.2%
Astra International Tbk PT	363,000	2,303,588

Commercial Banks 2.3%
Bank Mandiri Tbk PT	3,019,000	2,430,979
Bank Rakyat Indonesia PT	1,876,500	2,101,107

		4,532,086

		6,835,674

JERSEY, CHANNEL ISLANDS 2.9%
Metals & Mining 2.9%
Randgold Resources Ltd. ADR	55,500	5,631,030

LUXEMBOURG 1.0%
Metals & Mining 1.0%
Ternium SA ADR	61,200	1,998,180

MEXICO 2.4%
Food & Staples Retailing 1.4%
Wal-Mart de Mexico SAB de CV	1,094,845	2,754,130

Wireless Telecommunication Services 1.0%
America Movil SAB de CV ADR, Series L	35,250	1,879,883

		4,634,013

NETHERLANDS 1.4%
Wireless Telecommunication Services 1.4%
VimpelCom Ltd. ADR*	188,700	2,802,195

PERU 3.4%
Commercial Banks 1.7%
Credicorp Ltd.	29,200	3,325,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Developing Markets Fund
Common Stocks (continued)

		Market
	Shares	Value

PERU (continued)
Metals & Mining 1.7%
Cia de Minas Buenaventura SA ADR	74,416	$3,362,115

		6,687,995

RUSSIA 7.6%
Commercial Banks 2.4%
Sberbank of Russian Federation	1,709,123	4,752,478

Electric Utilities 0.0%†
Federal Hydrogenerating Co.*	1,017,035	51,657

Food & Staples Retailing 1.2%
X5 Retail Group NV REG GDR*	58,082	2,328,989

Food Products 1.4%
Wimm-Bill-Dann Foods OJSC ADR	118,146	2,672,463

Metals & Mining 0.7%
MMC Norilsk Nickel ADR	82,259	1,405,246

Oil, Gas & Consumable Fuels 0.7%
Rosneft Oil Co. REG GDR*	202,026	1,351,534

Wireless Telecommunication Services 1.2%
Mobile Telesystems OJSC ADR	109,802	2,331,097

		14,893,464

SOUTH AFRICA 1.6%
Media 1.6%
Naspers Ltd. N Shares	63,546	3,100,901

SOUTH KOREA 15.1%
Auto Components 3.1%
Hyundai Mobis	26,745	6,028,273

Chemicals 1.0%
LG Chem Ltd.	6,736	1,969,801

Commercial Banks 1.3%
KB Financial Group, Inc.	57,447	2,465,835

Internet Software & Services 1.3%
NHN Corp.*	15,052	2,587,135

Metals & Mining 1.3%
POSCO	5,611	2,550,604

Oil, Gas & Consumable Fuels 1.0%
SK Energy Co. Ltd.	15,439	1,972,712

Semiconductors & Semiconductor Equipment 6.1%
Hynix Semiconductor, Inc.*	92,410	1,792,451
Samsung Electronics Co. Ltd.	14,871	10,127,290

		11,919,741

		29,494,101

TAIWAN 5.1%
Computers & Peripherals 1.5%
Compal Electronics, Inc.	2,498,701	2,988,178

Electronic Equipment, Instruments & Components 2.5%
Hon Hai Precision Industry Co., Ltd.	1,269,800	4,762,249

Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	216,700	2,197,338

		9,947,765

TURKEY 6.6%
Commercial Banks 3.6%
Turkiye Garanti Bankasi AS	810,757	4,697,713
Turkiye Halk Bankasi AS	251,529	2,321,051

		7,018,764

Industrial Conglomerates 3.0%
KOC Holding AS	1,254,050	5,963,706

		12,982,470

UNITED KINGDOM 1.1%
Metals & Mining 1.1%
Antofagasta PLC	114,458	2,225,011

Total Common Stocks (cost $166,912,489)		183,046,692

Preferred Stock 2.4%

		Market
	Shares	Value

BRAZIL 2.4%
Metals & Mining 2.4%
Vale SA ADR	164,960	4,577,640

Total Preferred Stock (cost $4,565,627)		4,577,640

Mutual Fund 3.5%

		Market
	Shares	Value

Money Market Fund 3.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	6,925,195	6,925,195

Total Mutual Fund (cost $6,925,195)		6,925,195

Total Investments
(cost $178,403,311) (b) — 99.5%		194,549,527

Other assets in excess of liabilities — 0.5%		1,005,219

NET ASSETS — 100.0%		$195,554,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Developing Markets Fund

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $181,701,519, tax unrealized appreciation and depreciation were $17,781,273 and $(4,933,265), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

TW	Taiwan
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
South African Rand	JPMorgan Chase Bank	10/05/10	(5,504,728)	$(782,727)	$(789,618)	$(6,891)
South African Rand	JPMorgan Chase Bank	10/06/10	(2,700,692)	(384,537)	(387,334)	(2,797)

Total Short Contracts				$(1,167,264)	$(1,176,952)	$(9,688)

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Hong Kong Dollar	JPMorgan Chase Bank	10/05/10	3,062,375	$394,656	$394,696	$40

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Developing Markets Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Auto Components	$—	$6,028,273	$—	$6,028,273
Automobiles	—	4,513,245	—	4,513,245
Beverages	2,982,479	—	—	2,982,479
Chemicals	—	1,969,801	—	1,969,801
Commercial Banks	5,879,719	36,749,505	—	42,629,224
Computers & Peripherals	—	2,988,178	—	2,988,178
Electric Utilities	—	51,657	—	51,657
Electronic Equipment, Instruments & Components	—	4,762,249	—	4,762,249
Food & Staples Retailing	2,754,130	2,328,989	—	5,083,119
Food Products	2,672,463	2,159,637	—	4,832,100
Health Care Providers & Services	2,451,814	—	—	2,451,814
Hotels, Restaurants & Leisure	3,624,225	—	—	3,624,225
Industrial Conglomerates	—	5,963,706	—	5,963,706
Information Technology Services	2,926,187	5,662,821	—	8,589,008
Internet Software & Services	—	5,211,715	—	5,211,715
Machinery	—	2,859,398	—	2,859,398
Media	—	3,100,901	—	3,100,901
Metals & Mining	10,991,325	6,180,861	—	17,172,186
Multiline Retail	—	3,209,316	—	3,209,316
Oil, Gas & Consumable Fuels	6,867,340	10,839,748	—	17,707,088
Paper & Forest Products	—	2,290,755	—	2,290,755
Personal Products	3,890,747	3,023,393	—	6,914,140
Real Estate Management & Development	—	4,560,645	—	4,560,645
Semiconductors & Semiconductor Equipment	2,197,338	11,919,741	—	14,117,079
Specialty Retail	—	2,421,216	—	2,421,216
Wireless Telecommunication Services	7,013,175	—	—	7,013,175

Total Common Stocks	54,250,942	128,795,750	—	183,046,692

Forward Currency Contracts	—	40	—	40
Mutual Fund	6,925,195	—	—	6,925,195
Preferred Stock	4,577,640	—	—	4,577,640

Total Assets	65,753,777	128,795,790	—	194,549,567

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Developing Markets Fund

Asset Type	Level 1	Level 2	Level 3	Total

Liabilities:
Forward Currency Contracts	—	(9,688)	—	(9,688)

Total Liabilities	—	(9,688)	—	(9,688)

Total	$65,753,777	$128,786,102	$—	$194,539,879

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Developing Markets Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value
Assets:
Forward foreign currency contracts	Receivables - Unrealized appreciation from forward foreign currency contracts	$40

Total		$40

Liabilities:
Forward foreign currency contracts	Payables - Unrealized depreciation from forward foreign currency contracts	$(9,688)

Total		$(9,688)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Emerging Markets Fund
Common Stocks 94.5%

		Market
	Shares	Value

BRAZIL 11.2%
Beverages 1.6%
Cia de Bebidas das Americas ADR	30,104	$3,726,273

Commercial Banks 1.3%
Banco do Brasil SA	165,900	3,126,803

Health Care Providers & Services 1.3%
Diagnosticos Da America SA	250,400	2,970,170

Information Technology Services 1.5%
Redecard SA	229,500	3,583,564

Oil, Gas & Consumable Fuels 3.5%
Petroleo Brasileiro SA — Common Shares ADR	35,267	1,279,134
Petroleo Brasileiro SA — Preference Shares ADR	215,307	7,066,376

		8,345,510

Personal Products 2.0%
Hypermarcas SA*	312,200	4,790,019

		26,542,339

CHINA 13.7%
Commercial Banks 6.2%
China Construction Bank Corp., H Shares	8,443,000	7,379,177
Industrial & Commercial Bank of China, H Shares	9,951,000	7,378,430

		14,757,607

Food Products 1.2%
China Yurun Food Group Ltd.	738,000	2,733,812

Hotels, Restaurants & Leisure 1.9%
Ctrip.com International Ltd. ADR*	96,000	4,584,000

Internet Software & Services 1.3%
Tencent Holdings Ltd.	137,600	2,997,030

Multiline Retail 1.7%
Parkson Retail Group Ltd.	2,304,500	4,006,429

Oil, Gas & Consumable Fuels 1.4%
PetroChina Co. Ltd., H Shares	2,924,000	3,399,704

		32,478,582

EGYPT 1.7%
Commercial Banks 1.7%
Commercial International Bank	545,312	4,103,482

HONG KONG 8.7%
Oil, Gas & Consumable Fuels 2.4%
CNOOC Ltd.	2,934,000	5,694,764

Paper & Forest Products 1.1%
Nine Dragons Paper Holdings Ltd.	1,484,000	2,557,923

Personal Products 1.6%
Hengan International Group Co. Ltd	392,000	3,905,008

Real Estate Management & Development 2.3%
China Resources Land Ltd.	2,690,000	5,442,829

Specialty Retail 1.3%
Belle International Holdings Ltd.	1,509,000	3,024,516

		20,625,040

INDIA 7.2%
Automobiles 1.2%
Hero Honda Motors Ltd.	66,700	2,757,730

Commercial Banks 1.4%
ICICI Bank Ltd.	132,798	3,276,227

Information Technology Services 3.0%
HCL Technologies Ltd.	333,570	3,120,088
Tata Consultancy Services Ltd.	201,211	4,142,558

		7,262,646

Machinery 1.6%
Tata Motors Ltd.	153,330	3,747,246

		17,043,849

INDONESIA 3.5%
Automobiles 1.2%
Astra International Tbk PT	444,500	2,820,785

Commercial Banks 2.3%
Bank Mandiri Tbk PT	3,694,500	2,974,910
Bank Rakyat Indonesia PT	2,296,500	2,571,378

		5,546,288

		8,367,073

JERSEY, CHANNEL ISLANDS 2.8%
Metals & Mining 2.8%
Randgold Resources Ltd. ADR	66,100	6,706,506

LUXEMBOURG 1.1%
Metals & Mining 1.1%
Ternium SA ADR	76,800	2,507,520

MEXICO 2.4%
Food & Staples Retailing 1.4%
Wal-Mart de Mexico SAB de CV	1,361,706	3,425,431

Wireless Telecommunication Services 1.0%
America Movil SAB de CV ADR, Series L	44,273	2,361,079

		5,786,510

NETHERLANDS 1.5%
Wireless Telecommunication Services 1.5%
VimpelCom Ltd. ADR*	239,000	3,549,150

PERU 3.0%
Commercial Banks 1.7%
Credicorp Ltd.	35,400	4,032,060

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Emerging Markets Fund
Common Stocks (continued)

		Market
	Shares	Value

PERU (continued)
Metals & Mining 1.3%
Cia de Minas Buenaventura SA ADR	69,989	$3,162,103

		7,194,163

RUSSIA 7.8%
Commercial Banks 2.5%
Sberbank of Russian Federation	2,081,933	5,789,133

Electric Utilities 0.0%†
Federal Hydrogenerating Co.*	1,408,996	71,565

Food & Staples Retailing 1.2%
X5 Retail Group NV REG GDR*	70,817	2,839,641

Food Products 1.4%
Wimm-Bill-Dann Foods OJSC ADR	146,500	3,313,830

Metals & Mining 0.7%
MMC Norilsk Nickel ADR	102,770	1,755,640

Oil, Gas & Consumable Fuels 0.7%
Rosneft Oil Co. REG GDR*	252,298	1,687,849

Wireless Telecommunication Services 1.3%
Mobile Telesystems OJSC ADR	141,500	3,004,045

		18,461,703

SOUTH AFRICA 1.6%
Media 1.6%
Naspers Ltd. N Shares	77,240	3,769,137

SOUTH KOREA 15.2%
Auto Components 3.0%
Hyundai Mobis	31,437	7,085,841

Chemicals 1.0%
LG Chem Ltd.	8,244	2,410,784

Commercial Banks 1.2%
KB Financial Group, Inc.	64,216	2,756,385

Internet Software & Services 1.5%
NHN Corp.*	19,962	3,431,066

Metals & Mining 1.3%
POSCO	7,008	3,185,641

Oil, Gas & Consumable Fuels 1.0%
SK Energy Co. Ltd.	18,893	2,414,045

Semiconductors & Semiconductor Equipment 6.2%
Hynix Semiconductor, Inc.*	121,400	2,354,762
Samsung Electronics Co. Ltd.	18,133	12,348,742

		14,703,504

		35,987,266

TAIWAN 5.3%
Computers & Peripherals 1.7%
Compal Electronics, Inc.	3,268,438	3,908,700

Electronic Equipment, Instruments & Components 2.4%
Hon Hai Precision Industry Co., Ltd.	1,545,600	5,796,608

Semiconductors & Semiconductor Equipment 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	274,100	2,779,374

		12,484,682

TURKEY 6.8%
Commercial Banks 3.7%
Turkiye Garanti Bankasi AS	1,000,504	5,797,151
Turkiye Halk Bankasi AS	323,399	2,984,251

		8,781,402

Industrial Conglomerates 3.1%
KOC Holding AS	1,548,608	7,364,493

		16,145,895

UNITED KINGDOM 1.0%
Metals & Mining 1.0%
Antofagasta PLC	124,827	2,426,580

Total Common Stocks (cost $204,038,446)		224,179,477

Preferred Stock 2.4%

		Market
	Shares	Value

BRAZIL 2.4%
Metals & Mining 2.4%
Vale SA ADR	204,715	5,680,842

Total Preferred Stock (cost $5,712,452)		5,680,842

Mutual Fund 1.6%

		Market
	Shares	Value

Money Market Fund 1.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	3,873,529	3,873,529

Total Mutual Fund (cost $3,873,529)		3,873,529

Total Investments (cost $213,624,427) (b) — 98.5%		233,733,848

Other assets in excess of liabilities — 1.5%		3,488,376

NET ASSETS — 100.0%		$237,222,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Emerging Markets Fund

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $214,458,832, tax unrealized appreciation and depreciation were $24,940,117 and $(5,665,101), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
Hong Kong Dollar	JPMorgan Chase Bank	10/05/10	(3,680,747)	$(474,268)	$(474,395)	$(127)
South African Rand	JPMorgan Chase Bank	10/05/10	(12,874,144)	(1,832,457)	(1,846,713)	(14,256)

Total Short Contracts				$(2,306,725)	$(2,321,108)	$(14,383)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Emerging Markets Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Auto Components	$—	$7,085,841	$—	$7,085,841
Automobiles	—	5,578,515	—	5,578,515
Beverages	3,726,273	—	—	3,726,273
Chemicals	—	2,410,784	—	2,410,784
Commercial Banks	7,158,863	45,010,524	—	52,169,387
Computers & Peripherals	—	3,908,700	—	3,908,700
Electric Utilities	—	71,565	—	71,565
Electronic Equipment, Instruments & Components	—	5,796,608	—	5,796,608
Food & Staples Retailing	3,425,431	2,839,641	—	6,265,072
Food Products	3,313,830	2,733,812	—	6,047,642
Health Care Providers & Services	2,970,170	—	—	2,970,170
Hotels, Restaurants & Leisure	4,584,000	—	—	4,584,000
Industrial Conglomerates	—	7,364,493	—	7,364,493
Information Technology Services	3,583,564	7,262,646	—	10,846,210
Internet Software & Services	—	6,428,096	—	6,428,096
Machinery	—	3,747,246	—	3,747,246
Media	—	3,769,137	—	3,769,137
Metals & Mining	12,376,129	7,367,861	—	19,743,990
Multiline Retail	—	4,006,429	—	4,006,429
Oil, Gas & Consumable Fuels	8,345,510	13,196,362	—	21,541,872
Paper & Forest Products	—	2,557,923	—	2,557,923
Personal Products	4,790,019	3,905,008	—	8,695,027
Real Estate Management & Development	—	5,442,829	—	5,442,829
Semiconductors & Semiconductor Equipment	2,779,374	14,703,504	—	17,482,878
Specialty Retail	—	3,024,516	—	3,024,516
Wireless Telecommunication Services	8,914,274	—	—	8,914,274

Total Common Stocks	65,967,437	158,212,040	—	224,179,477

Mutual Fund	3,873,529	—	—	3,873,529
Preferred Stock	5,680,842	—	—	5,680,842

Total Assets	75,521,808	158,212,040	—	233,733,848

Liabilities:
Forward Currency Contracts	—	(14,383)	—	(14,383)

Total Liabilities	—	(14,383)	—	(14,383)

Total	$75,521,808	$158,197,657	$—	$233,719,465

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Emerging Markets Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Liabilities:
Forward foreign currency contracts	Payables - Unrealized depreciation from forward foreign currency contracts	$(14,383)

Total		$(14,383)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Enhanced Income Fund
Asset-Backed Securities 30.4%

	Principal	Market
	Amount	Value

Automobile 11.9%
Ally Auto Receivables Trust
Series 2010-1, Class A2, 0.75%, 04/15/12	$2,400,000	$2,401,923
Series 2010-2, Class A2, 0.89%, 09/17/12	3,000,000	3,008,228
Bank of America Auto Trust
Series 2009-3A, Class A2, 0.89%, 04/15/12(a)	1,843,274	1,844,971
Series 2010-1A, Class A2, 0.75%, 06/15/12(a)	3,000,000	3,002,625
BMW Vehicle Owner Trust,
Series 2010-A, Class A2, 0.68%, 09/25/12	3,000,000	3,003,417
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A4A, 5.01%, 04/16/12	1,636,273	1,660,327
Ford Credit Auto Owner Trust,
Series 2010-B, Class A2, 0.65%, 12/15/12	1,800,000	1,802,199
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2, 2.22%, 08/15/11	308,477	308,719
Series 2010-1, Class A2, 0.62%, 02/21/12	3,500,000	3,502,525
Hyundai Auto Receivables Trust,
Series 2010-A, Class A2, 0.86%, 11/15/12	3,500,000	3,507,680
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4, 5.16%, 03/17/14	2,026,051	2,087,312
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A2, 0.75%, 05/15/12	3,500,000	3,504,633
Series 2010-B, Class A2, 0.74%, 07/16/12	1,750,000	1,753,212
USAA Auto Owner Trust
Series 2007-2, Class A4, 5.07%, 06/15/13	2,312,296	2,360,476
Series 2008-2, Class A3, 4.64%, 10/15/12	295,202	299,095
Series 2008-2, Class A4, 5.16%, 11/15/13	3,000,000	3,134,521
Volkswagen Auto Loan Enhanced Trust
Series 2008-1, Class A3, 4.50%, 07/20/12	1,186,566	1,198,887
Series 2010-1, Class A2, 0.66%, 05/21/12	3,000,000	3,002,071
World Omni Auto Receivables Trust
Series 2009-A, Class A3, 3.33%, 05/15/13	3,000,000	3,052,798
Series 2010-A, Class A2, 0.70%, 06/15/12	3,000,000	3,001,748

		47,437,367

Credit Card 8.1%
American Express Credit Account Master Trust
Series 2005-4, Class A, 0.33%, 01/15/15(b)	3,392,000	3,385,611
Series 2006-2, Class A, 5.35%, 01/15/14	1,000,000	1,034,728
Series 2007-5, Class A, 0.29%, 12/15/14(b)	3,000,000	2,993,231
BA Credit Card Trust,
Series 2006-A16, Class A16, 4.72%, 05/15/13	2,000,000	2,017,809
Capital One Multi-Asset Execution Trust
Series 2006-A2, Class A, 4.85%, 11/15/13	3,000,000	3,037,982
Series 2008-A5, Class A5, 4.85%, 02/18/14	4,230,000	4,328,484
Chase Issuance Trust
Series 2005-A7, Class A7, 4.55%, 03/15/13	2,500,000	2,530,200
Series 2008-A9, Class A9, 4.26%, 05/15/13	2,500,000	2,558,985
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,004,816
Series 2009-A3, Class A3, 2.70%, 06/24/13	2,800,000	2,844,284
Series 2009-A5, Class A5, 2.25%, 12/23/14	3,000,000	3,086,821
MBNA Credit Card Master Note Trust,
Series 2004-A2, Class A2, 0.41%, 07/15/13(b)	2,400,000	2,400,001

		32,222,952

Other 10.4%
AEP Texas Central Transition Funding LLC,
Series 2002-1, Class A4, 5.96%, 07/15/15	998,715	1,080,342
CenterPoint Energy Transition Bond Co. LLC,
Series 2005-A, Class A2, 4.97%, 08/01/14	3,544,672	3,688,904
Consumer Funding LLC,
Series 2001-1, Class A5, 5.43%, 04/20/15	3,471,622	3,688,056
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Enhanced Income Fund
Asset-Backed Securities (continued)

	Principal	Market
	Amount	Value

Other (continued)
FPL Recovery Funding LLC,
Series 2007-A, Class A1, 5.05%, 02/01/13	$69,067	$70,047
GE Equipment Midticket LLC,
Series 2010-1, Class A2, 0.61%, 01/14/13(a)	3,000,000	3,000,000
John Deere Owner Trust
Series 2008-A, Class A4, 4.89%, 03/16/15	3,500,000	3,590,310
Series 2009-B, Class A2, 0.85%, 03/15/12	1,053,323	1,054,137
Series 2009-B, Class A3, 1.57%, 10/15/13	1,200,000	1,210,507
Series 2010-A, Class A2, 0.72%, 07/16/12	3,500,000	3,504,297
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A3, 4.13%, 09/15/13	1,518,378	1,553,880
Series 2005-1, Class A4, 4.40%, 03/15/15	3,000,000	3,201,587
Massachusetts RRB Special Purpose Trust WMECO-1,
Series 2001-1, Class A, 6.53%, 06/01/15	1,582,759	1,716,386
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A4, 4.37%, 06/25/14	2,947,960	3,053,238
Series 2005-2, Class A2, 5.03%, 03/25/14	3,116,217	3,232,735
PSE&G Transition Funding LLC
Series 2001-1, Class A5, 6.45%, 03/15/13	742,263	757,003
Series 2001-1, Class A6, 6.61%, 06/15/15	1,685,000	1,855,891
TXU Electric Delivery Transition Bond Co LLC,
Series 2004-1, Class A2, 4.81%, 11/17/14	2,651,184	2,774,413
Volvo Financial Equipment LLC,
Series 2010-1A, Class A2, 1.06%, 06/15/12(a)	2,700,000	2,706,167

		41,737,900

Total Asset-Backed Securities (cost $121,597,120)		121,398,219

Collateralized Mortgage Obligations 20.7%

	Principal	Market
	Amount	Value

Fannie Mae REMICS
Series 2002-82, Class XD, 5.00%, 07/25/16	$557,191	$563,021
Series 2003-122, Class OK, 4.00%, 06/25/17	1,493,000	1,550,050
Series 2003-14, Class AN, 3.50%, 03/25/33	215,143	225,981
Series 2003-14, Class KE, 5.00%, 01/25/17	601,079	608,472
Series 2003-15, Class WC, 4.00%, 12/25/16	705,329	712,208
Series 2003-49, Class TK, 3.50%, 03/25/18	2,166,715	2,246,943
Series 2003-57, Class NB, 3.00%, 06/25/18	204,716	210,231
Series 2003-67, Class TA, 3.00%, 08/25/17	1,486,651	1,512,160
Series 2003-75, Class NB, 3.25%, 08/25/18	99,384	100,165
Series 2004-32, Class AB, 4.00%, 10/25/17	1,202,672	1,243,274
Series 2004-61, Class AB, 5.00%, 03/25/17	90,698	90,688
Series 2004-72, Class JA, 3.50%, 09/25/16	1,119,523	1,137,632
Series 2004-80, Class LG, 4.00%, 10/25/16	266,793	269,315
Series 2004-96, Class EW, 4.50%, 06/25/24	76,770	76,798
Series 2006-33, Class QA, 6.00%, 01/25/29	684,646	691,828
Series 2008-15, Class JM, 4.00%, 02/25/19	1,086,905	1,135,454
Series 2008-18, Class MD, 4.00%, 03/25/19	2,296,785	2,432,978
Series 2008-70, Class BA, 4.00%, 06/25/21	2,190,995	2,276,349
Series 2009-44, Class A, 4.50%, 12/25/23	1,801,580	1,918,681
Series 2009-76, Class MA, 4.00%, 09/25/24	7,483,331	7,929,159
Series 2009-88, Class EA, 4.50%, 05/25/23	2,699,904	2,814,123
Freddie Mac REMICS
Series 2555, Class B, 4.25%, 01/15/18	1,675,482	1,780,608
Series 2579, Class HA, 3.70%, 08/15/17	929,904	953,133
Series 2611, Class KC, 3.50%, 01/15/17	129,032	130,312
Series 2613, Class PA, 3.25%, 05/15/18	1,386,376	1,416,188
Series 2614, Class TD, 3.50%, 05/15/16	1,271,604	1,289,636
Series 2625, Class JD, 3.25%, 07/15/17	829,335	845,415
Series 2628, Class DQ, 3.00%, 11/15/17	1,753,783	1,795,131
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Enhanced Income Fund
Collateralized Mortgage Obligations (continued)

	Principal	Market
	Amount	Value

Freddie Mac REMICS (continued)
Series 2628, Class GQ, 3.14%, 11/15/17	$1,534,561	$1,573,560
Series 2628, Class PV, 3.75%, 10/15/16	87,968	87,994
Series 2629, Class AN, 3.50%, 01/15/18	1,861,964	1,927,314
Series 2630, Class JA, 3.00%, 06/15/18	60,546	60,728
Series 2630, Class KS, 4.00%, 01/15/17	3,500,246	3,603,362
Series 2631, Class LB, 4.50%, 03/15/16	437,068	442,727
Series 2633, Class PD, 4.50%, 08/15/16	2,200,000	2,257,764
Series 2636, Class A, 3.50%, 07/15/17	1,148,883	1,180,010
Series 2637, Class A, 3.38%, 03/15/18	1,094,331	1,133,510
Series 2640, Class GD, 4.50%, 08/15/17	3,000,000	3,096,850
Series 2641, Class KJ, 4.00%, 01/15/18	1,530,691	1,596,046
Series 2643, Class HT, 4.50%, 03/15/18	2,209,671	2,339,548
Series 2643, Class NT, 4.50%, 03/15/18	2,881,079	3,034,701
Series 2663, Class BA, 4.00%, 08/15/16	1,178,247	1,201,327
Series 2664, Class GA, 4.50%, 01/15/18	179,059	182,243
Series 2668, Class AD, 4.00%, 01/15/15	336	336
Series 2672, Class NF, 4.00%, 12/15/16	1,734,236	1,783,148
Series 2786, Class GA, 4.00%, 08/15/17	1,944,794	2,010,774
Series 2802, Class NC, 5.00%, 05/15/28	761,525	778,920
Series 2866, Class XD, 4.00%, 11/15/16	554,011	559,685
Series 2877, Class GP, 4.00%, 11/15/18	1,534,772	1,590,004
Series 3277, Class A, 4.00%, 01/15/21	1,074,366	1,125,495
Series 3483, Class FB, 0.40%, 08/15/11(b)	72,792	72,788
Series 3555, Class JA, 4.00%, 12/15/14	1,630,440	1,687,615
Series 3573, Class LC, 1.85%, 08/15/14	1,988,987	2,009,631
Series 3574, Class AC, 1.85%, 08/15/14	1,665,071	1,679,339
Series 3584, Class BL, 1.25%, 10/15/12	1,723,733	1,732,241
Series 3591, Class NA, 1.25%, 10/15/12	1,835,571	1,839,161
Series 3610, Class AB, 1.40%, 12/15/14	1,583,527	1,591,645
Series 3612, Class AE, 1.40%, 12/15/14	1,864,540	1,875,776
Government National Mortgage Association,
Series 2003-49, Class A, 2.21%, 10/16/17	828,783	830,241

Total Collateralized Mortgage Obligations (cost $82,320,469)		82,840,416

Commercial Mortgage Backed Securities 2.2%

	Principal	Market
	Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3 4.88%, 11/10/42	1,044,267	1,049,088
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	380,904	381,214
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A2 4.12%, 03/10/40	222,552	223,526
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3 4.21%, 12/10/41	401,527	402,458
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A4, 4.76%, 06/10/36	464,253	466,632
Series 2004-GG1, Class A5, 4.88%, 06/10/36	2,000,000	2,035,747
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1 5.34%, 05/12/45	375,193	376,973
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	1,392,974	1,443,247
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	606,546	611,147
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	764,865	778,266
Series 2005-C17, Class A2, 4.78%, 03/15/42	864,434	865,712
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Enhanced Income Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value

Total Commercial Mortgage Backed Securities (cost $8,568,478)		8,634,010

Corporate Bonds 29.8%

	Principal	Market
	Amount	Value

Aerospace & Defense 2.7%
Boeing Co. (The), 1.88%, 11/20/12	$3,500,000	$3,569,440
General Dynamics Corp., 1.80%, 07/15/11	3,500,000	3,540,939
Honeywell International, Inc., 6.13%, 11/01/11	3,500,000	3,694,149

		10,804,528

Beverages 0.9%
PepsiCo, Inc., 5.15%, 05/15/12	3,500,000	3,739,271

Capital Markets 2.5%
Bank of New York Mellon Corp. (The)
4.95%, 01/14/11	3,000,000	3,037,467
0.45%, 06/29/12(b)	1,700,000	1,704,701
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,500,000	2,528,198
Morgan Stanley, 2.90%, 12/01/10	2,500,000	2,510,762

		9,781,128

Commercial Banks 6.5%
Bank of America NA, 1.70%, 12/23/10	2,500,000	2,508,688
BNP Paribas, 0.93%, 04/08/13(b)	3,500,000	3,482,654
Kreditanstalt fuer Wiederaufbau, 1.88%, 03/15/11	3,500,000	3,524,213
Rabobank Nederland NV, 0.63%, 08/05/11(a)(b)	3,500,000	3,507,297
State Street Bank and Trust Co., 1.85%, 03/15/11	2,500,000	2,518,732
US Bank NA, 6.38%, 08/01/11	1,342,000	1,405,899
Wells Fargo & Co.
5.30%, 08/26/11	2,500,000	2,608,443
3.00%, 12/09/11	3,000,000	3,090,039
Westpac Banking Corp., 1.08%, 04/08/13(a)(b)	3,500,000	3,500,000

		26,145,965

Communications Equipment 0.6%
Cisco Systems, Inc., 5.25%, 02/22/11	2,500,000	2,545,625

Computers & Peripherals 0.6%
Hewlett-Packard Co.
1.35%, 05/27/11(b)	350,000	352,451
2.25%, 05/27/11	2,000,000	2,026,226

		2,378,677

Diversified Financial Services 8.4%
Bank of America Corp., 5.38%, 08/15/11	2,500,000	2,600,725
Citigroup, Inc., 2.13%, 04/30/12	7,000,000	7,177,422
General Electric Capital Corp., Series A, 6.13%, 02/22/11	500,000	511,236
General Electric Capital Corp.
1.80%, 03/11/11	2,500,000	2,517,467
5.00%, 11/15/11	3,000,000	3,142,251
HSBC Finance Corp., 6.38%, 10/15/11	2,825,000	2,975,039
John Deere Capital Corp., 7.00%, 03/15/12	3,100,000	3,371,588
JPMorgan Chase & Co.
2.63%, 12/01/10	2,500,000	2,510,165
5.60%, 06/01/11	2,520,000	2,602,278
National Rural Utilities Cooperative Finance Corp., 4.38%, 10/01/10	2,500,000	2,500,000
Western Union Co. (The), 5.40%, 11/17/11	3,500,000	3,654,325

		33,562,496

Diversified Telecommunication Services 0.7%
AT&T Corp., 7.30%, 11/15/11	2,690,000	2,880,998

Food & Staples Retailing 1.1%
Costco Wholesale Corp., 5.30%, 03/15/12	2,400,000	2,560,238
Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,795,000	1,819,509

		4,379,747

Food Products 0.6%
Unilever Capital Corp., 7.13%, 11/01/10	2,500,000	2,512,170

Industrial Conglomerates 1.0%
3M Co., 4.50%, 11/01/11	3,650,000	3,810,118

Insurance 0.9%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	3,500,000	3,531,927

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Enhanced Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Media 0.2%
Walt Disney Co. (The), 6.38%, 03/01/12	$723,000	$780,183

Personal Products 0.9%
Procter & Gamble International Funding SCA, 1.35%, 08/26/11	3,500,000	3,529,694

Pharmaceuticals 1.6%
Eli Lilly & Co., 6.00%, 03/15/12	3,500,000	3,776,903
Pfizer, Inc., 2.24%, 03/15/11(b)	2,500,000	2,521,780

		6,298,683

Software 0.6%
Oracle Corp., 5.00%, 01/15/11	2,500,000	2,531,055

Total Corporate Bonds (cost $118,723,172)		119,212,265

U.S. Government Mortgage Backed Agencies 0.7%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 253845
6.00%, 06/01/16	53,517	57,902
Pool# 254089
6.00%, 12/01/16	85,303	92,293
Pool# 545415
6.00%, 01/01/17	77,299	83,633
Pool# 254195
5.50%, 02/01/17	178,100	192,800
Pool# 625178
5.50%, 02/01/17	147,848	160,051
Freddie Mac Gold Pool
Pool# E00678
6.50%, 06/01/14	28,283	29,895
Pool# B17493
4.00%, 12/01/14	2,187,042	2,263,660
Pool# E00991
6.00%, 07/01/16	42,413	45,610

Total U.S. Government Mortgage Backed Agencies (cost $2,866,796)		2,925,844

Sovereign Bonds 2.1%

	Principal	Market
	Amount	Value

CANADA 0.9%
Province of Ontario Canada, 2.75%, 02/22/11	$3,500,000	$3,532,099

SUPRANATIONAL 1.2%
African Development Bank, 0.54%, 03/23/11(b)	2,300,000	2,298,369
International Bank for Reconstruction & Development, 0.47%, 03/04/11(b)	2,500,000	2,502,970

		4,801,339

Total Sovereign Bonds (cost $8,330,077)		8,333,438

U.S. Government Sponsored & Agency Obligations 2.5%

	Principal	Market
	Amount	Value

Fannie Mae
1.75%, 03/23/11	3,000,000	3,021,636
1.38%, 04/28/11	3,500,000	3,522,102
Freddie Mac
1.00%, 08/28/12	3,500,000	3,531,787

Total U.S. Government Sponsored & Agency Obligations (cost $10,057,607)		10,075,525

U.S. Treasury Notes 3.9%

	Principal	Market
	Amount	Value

U.S. Treasury Note
0.88%, 01/31/12	3,500,000	3,525,158
1.00%, 09/30/11	5,000,000	5,034,960
1.13%, 01/15/12	7,000,000	7,072,184

Total U.S. Treasury Notes (cost $15,565,493)		15,632,302

Yankee Dollar 0.5%

	Principal	Market
	Amount	Value

Health Care Providers & Services 0.5%
Baxter FinCo BV, 4.75%, 10/15/10	2,000,000	2,001,484

Total Yankee Dollar (cost $2,002,691)		2,001,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Enhanced Income Fund
Mutual Fund 7.3%

		Market
	Shares	Value

Money Market Fund 7.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.23% (c)	29,229,485	$29,229,485

Total Mutual Fund (cost $29,229,485)		29,229,485

Total Investments (cost $399,261,388) (d) — 100.1%		400,282,988

Liabilities in excess of other assets — (0.1)%		(538,679)

NET ASSETS — 100.0%		$399,744,309

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $17,561,060 which represents 4.39% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of September 30, 2010.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $399,261,406, tax unrealized appreciation and depreciation were $1,540,192 and $(518,610), respectively.

BV	Private Limited Liability Company
LLC	Limited Liability Company
NA	National Association
NV	Public Traded Company
REMICS	Real Estate Mortgage Investment Conduits
SCA	Limited partnership with share capital
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Enhanced Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$121,398,219	$—	$121,398,219
Collateralized Mortgage Obligations	—	82,840,416	—	82,840,416
Commercial Mortgage Backed Securities	—	8,634,010	—	8,634,010
Corporate Bonds	—	119,212,265	—	119,212,265
Mutual Fund	29,229,485	—	—	29,229,485
Sovereign Bonds	—	8,333,438	—	8,333,438
U.S. Government Mortgage Backed Agencies	—	2,925,844	—	2,925,844
U.S. Government Sponsored & Agency Obligations	—	10,075,525	—	10,075,525
U.S. Treasury Notes	—	15,632,302	—	15,632,302
Yankee Dollar	—	2,001,484	—	2,001,484

Total Assets	$29,229,485	$371,053,503	$—	$400,282,988

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Government Bond Fund
Collateralized Mortgage Obligations 15.1%

	Principal	Market
	Amount	Value

Fannie Mae Grantor Trust,
Series 2002-T11, Class B, 5.34%, 04/25/12	$28,300,000	$30,306,518
Fannie Mae REMICS
Series 1993-149, Class M, 7.00%, 08/25/23	2,489,510	2,805,664
Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,771,047
Series 2003-66, Class AP, 3.50%, 11/25/32	1,138,031	1,176,885
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,610,091
FHLMC Multifamily Structured Pass Through Certificates,
Series K001, Class A3, 5.47%, 01/25/12(a)	6,443,062	6,634,634
Freddie Mac REMICS
Series 2468, Class TE, 5.50%, 07/15/17	3,652,338	3,996,780
Series 2509, Class LK, 5.50%, 10/15/17	9,963,877	10,952,862
Series 2517, Class BH, 5.50%, 10/15/17	6,222,676	6,823,387
Series 2751, Class ND, 5.00%, 04/15/29	21,307,520	22,005,484
Series 2922, Class GA, 5.50%, 05/15/34	7,394,936	8,092,778
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	24,215,167
Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	29,089,471

Total Collateralized Mortgage Obligations (cost $154,162,721)		166,480,768

Corporate Bonds 10.6%

	Principal	Market
	Amount	Value

Commercial Banks 3.1%
Ally Financial, Inc., 2.20%, 12/19/12	32,350,000	33,443,236

Diversified Financial Services 7.5%
Pooled Funding Trust II, 2.63%, 03/30/12(b)	45,500,000	46,532,122
Private Export Funding Corp., 5.45%, 09/15/17	30,000,000	36,084,780

		82,616,902

Total Corporate Bonds (cost $114,806,048)		116,060,138

U.S. Government Mortgage Backed Agencies 32.1%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 384773
6.08%, 02/01/12	$31,965,363	$33,374,963
Pool# 555505
4.66%, 05/01/13	48,435,558	51,340,995
Pool# 360500
6.26%, 09/01/13	64,000,000	71,311,361
Pool# 383661
6.62%, 06/01/16	10,031,898	11,565,898
Pool# 462260
5.60%, 09/01/18	10,866,495	12,008,889
Pool# 874142
5.56%, 12/01/21	11,400,000	12,748,717
Pool# 995865
4.50%, 07/01/24	36,261,234	38,181,137
Pool# 745684
2.86%, 04/01/34(a)	16,098,318	16,829,184
Pool# 790760
4.99%, 09/01/34(a)	5,093,954	5,376,868
Pool# 799144
4.70%, 04/01/35(a)	4,339,012	4,540,864
Pool# 822705
4.78%, 04/01/35(a)	6,549,584	6,849,499
Pool# 783609
4.88%, 05/01/35(a)	8,255,833	8,670,831
Pool# 815217
4.91%, 05/01/35(a)	4,316,626	4,539,769
Pool# 821377
5.30%, 05/01/35(a)	4,176,472	4,453,447
Pool# 826181
4.82%, 07/01/35(a)	16,848,930	17,770,800
Pool# 873932
6.31%, 08/01/36	8,089,872	9,104,578
Pool# 745866
2.54%, 09/01/36(a)	15,779,541	16,531,836
Freddie Mac Non Gold Pool
Pool# 847558
3.10%, 06/01/35(a)	10,020,557	10,550,863
Pool# 1G2082
5.69%, 07/01/37(a)	16,104,377	17,292,601

Total U.S. Government Mortgage Backed Agencies (cost $334,870,502)		353,043,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Government Bond Fund
U.S. Government Sponsored & Agency Obligations 7.7%

	Principal	Market
	Amount	Value

Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	$25,000,000	$28,127,975
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	13,767,430
Federal Home Loan Banks
2.38%, 03/14/14	10,000,000	10,440,840
5.38%, 05/15/19	20,000,000	24,002,300
Lightship Tankers III LLC
6.50%, 06/14/24	6,261,000	7,477,012
U.S. Department of Housing and Urban Development
7.08%, 08/01/16	380,000	383,676

Total U.S. Government Sponsored & Agency Obligations (cost $79,572,315)		84,199,233

U.S. Treasury Bonds 32.0%

	Principal	Market
	Amount	Value

U.S. Treasury Bond
6.00%, 02/15/26	30,000,000	40,509,360
7.25%, 08/15/22	30,000,000	43,495,320
8.00%, 11/15/21	45,000,000	67,872,645
8.13%, 05/15/21	20,000,000	30,193,760
8.13%, 08/15/21	70,000,000	106,082,830
8.75%, 08/15/20	41,000,000	63,357,792

Total U.S. Treasury Bonds (cost $334,543,717)		351,511,707

Mutual Fund 5.3%

		Market
	Shares	Value

Money Market Fund 5.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (c)	58,118,412	58,118,412

Total Mutual Fund (cost $58,118,412)		58,118,412

Total Investments (cost $1,076,073,715) (d) — 102.8%		1,129,413,358

Liabilities in excess of other assets — (2.8)%		(30,731,217)

NET ASSETS — 100.0%		$1,098,682,141

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $74,660,097 which represents 6.80% of net assets.

(c)	Represents 7-day effective yield as of September 30, 2010.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $1,076,073,715, tax unrealized appreciation and depreciation were $54,011,960 and $(672,317), respectively.

FHLMC	Federal Home Loan Mortgage Corporation
LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Collateralized Mortgage Obligations	$—	$166,480,768	$—	$166,480,768
Corporate Bonds	—	116,060,138	—	116,060,138
Mutual Fund	58,118,412	—	—	58,118,412
U.S. Government Mortgage Backed Agencies	—	353,043,100	—	353,043,100
U.S. Government Sponsored & Agency Obligations	—	84,199,233	—	84,199,233
U.S. Treasury Bonds	—	351,511,707	—	351,511,707

Total Assets	$58,118,412	$1,071,294,946	$—	$1,129,413,358

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Growth Fund
Common Stocks 98.4%

		Market
	Shares	Value
Aerospace & Defense 1.8%
Boeing Co. (The)	10,000	$665,400
Precision Castparts Corp.	7,100	904,185
United Technologies Corp.	6,570	467,981

		2,037,566

Auto Components 1.7%
Autoliv, Inc.	5,800	378,914
BorgWarner, Inc. *	23,200	1,220,784
Gentex Corp.	3,300	64,383
Johnson Controls, Inc.	8,200	250,100

		1,914,181

Beverages 2.2%
PepsiCo, Inc.	38,010	2,525,384

Biotechnology 1.4%
Genzyme Corp. *	2,600	184,054
Gilead Sciences, Inc. *	36,290	1,292,287
Human Genome Sciences, Inc. *	3,100	92,349

		1,568,690

Capital Markets 0.3%
Northern Trust Corp.	6,050	291,852

Chemicals 3.6%
Eastman Chemical Co.	3,300	244,200
International Flavors & Fragrances, Inc.	5,400	262,008
Monsanto Co.	5,200	249,236
Potash Corp. of Saskatchewan, Inc.	6,000	864,240
Praxair, Inc.	18,150	1,638,219
Valspar Corp.	28,300	901,355

		4,159,258

Communications Equipment 5.6%
Cisco Systems, Inc. *	175,530	3,844,107
F5 Networks, Inc. *	5,000	519,050
QUALCOMM, Inc.	48,070	2,168,918

		6,532,075

Computers & Peripherals 8.8%
Apple, Inc. *	21,450	6,086,437
EMC Corp. *	44,500	903,795
Hewlett-Packard Co.	54,740	2,302,912
NetApp, Inc. *	17,821	887,308

		10,180,452

Consumer Finance 0.7%
Capital One Financial Corp.	21,200	838,460

Diversified Financial Services 1.7%
IntercontinentalExchange, Inc. *	8,200	858,704
JPMorgan Chase & Co.	22,150	843,251
NYSE Euronext	10,700	305,699

		2,007,654

Diversified Telecommunication Services 0.1%
Windstream Corp.	9,500	116,755

Electric Utilities 0.0%†
ITC Holdings Corp.	700	43,575

Electrical Equipment 0.9%
Emerson Electric Co.	18,900	995,274

Electronic Equipment, Instruments & Components 0.4%
National Instruments Corp.	12,500	408,250

Energy Equipment & Services 3.7%
Baker Hughes, Inc.	9,900	421,740
Cameron International Corp. *	27,701	1,190,035
Halliburton Co.	57,313	1,895,341
McDermott International, Inc. *	13,700	202,486
Schlumberger Ltd.	8,940	550,793

		4,260,395

Food & Staples Retailing 1.9%
CVS Caremark Corp.	43,359	1,364,508
Kroger Co. (The)	21,600	467,856
Wal-Mart Stores, Inc.	7,700	412,104

		2,244,468

Food Products 1.3%
Kellogg Co.	17,600	888,976
Mead Johnson Nutrition Co.	11,750	668,692

		1,557,668

Health Care Equipment & Supplies 5.7%
Alcon, Inc.	3,200	533,728
Baxter International, Inc.	27,800	1,326,338
Becton, Dickinson and Co.	4,800	355,680
Hill-Rom Holdings, Inc.	42,900	1,539,681
Intuitive Surgical, Inc. *	2,500	709,350
Medtronic, Inc.	6,700	224,986
St. Jude Medical, Inc. *	48,550	1,909,957

		6,599,720

Health Care Providers & Services 0.9%
Express Scripts, Inc. *	22,138	1,078,121

Hotels, Restaurants & Leisure 4.4%
International Game Technology	22,500	325,125
McDonald’s Corp.	3,500	260,785
P.F. Chang’s China Bistro, Inc.	19,200	887,040
Starbucks Corp.	26,030	665,848
Starwood Hotels & Resorts Worldwide, Inc.	27,000	1,418,850
WMS Industries, Inc. *	24,788	943,679
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Growth Fund
Common Stocks (continued)

		Market
	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	11,800	$543,508

		5,044,835

Household Durables 0.2%
Garmin Ltd.	8,650	262,528

Household Products 2.3%
Church & Dwight Co., Inc.	4,850	314,959
Clorox Co.	11,300	754,388
Colgate-Palmolive Co.	20,200	1,552,572

		2,621,919

Industrial Conglomerates 1.9%
3M Co.	26,000	2,254,460

Information Technology Services 4.1%
Cognizant Technology Solutions Corp., Class A *	20,820	1,342,265
International Business Machines Corp.	10,460	1,403,104
Visa, Inc., Class A	27,410	2,035,467

		4,780,836

Internet & Catalog Retail 1.5%
Amazon.com, Inc. *	4,200	659,652
Priceline.com, Inc. *	3,051	1,062,785

		1,722,437

Internet Software & Services 3.8%
Google, Inc., Class A *	6,070	3,191,545
Yahoo!, Inc. *	83,600	1,184,612

		4,376,157

Leisure Equipment & Products 0.6%
Hasbro, Inc.	9,200	409,492
Mattel, Inc.	10,000	234,600

		644,092

Life Sciences Tools & Services 0.8%
Waters Corp. *	13,300	941,374

Machinery 7.1%
Caterpillar, Inc.	7,500	590,100
Cummins, Inc.	21,600	1,956,528
Danaher Corp.	45,180	1,834,760
Deere & Co.	27,500	1,918,950
Harsco Corp.	13,500	331,830
PACCAR, Inc.	7,000	337,050
Parker Hannifin Corp.	18,100	1,268,086

		8,237,304

Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	10,100	862,439

Multiline Retail 2.2%
Target Corp.	48,650	2,599,856

Oil, Gas & Consumable Fuels 3.3%
Cimarex Energy Co.	1,700	112,506
EOG Resources, Inc.	13,900	1,292,283
Exxon Mobil Corp.	13,900	858,881
Southwestern Energy Co. *	34,600	1,157,024
Williams Cos., Inc. (The)	22,400	428,064

		3,848,758

Pharmaceuticals 4.1%
Abbott Laboratories	39,330	2,054,599
Allergan, Inc.	18,950	1,260,744
Bristol-Myers Squibb Co.	27,400	742,814
Johnson & Johnson	10,790	668,548

		4,726,705

Real Estate Investment Trusts (REITs) 0.5%
Rayonier, Inc.	11,600	581,392

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	6,700	578,009

Road & Rail 1.7%
Canadian National Railway Co.	15,600	998,712
Kansas City Southern *	26,661	997,388

		1,996,100

Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc. *	32,000	227,520
Analog Devices, Inc.	28,000	878,640
Broadcom Corp., Class A	23,000	813,970
Intel Corp.	142,380	2,737,967
Linear Technology Corp.	1,800	55,314
Marvell Technology Group Ltd. *	113,050	1,979,506
Teradyne, Inc. *	60,300	671,742
Texas Instruments, Inc.	24,500	664,930

		8,029,589

Software 4.8%
Intuit, Inc. *	5,400	236,574
Microsoft Corp.	45,030	1,102,785
Oracle Corp.	107,000	2,872,950
Solera Holdings, Inc.	30,800	1,360,128

		5,572,437

Specialty Retail 1.7%
American Eagle Outfitters, Inc.	7,100	106,216
Lowe’s Cos., Inc.	30,000	668,700
Urban Outfitters, Inc. *	39,830	1,252,255

		2,027,171

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	20,600	884,976

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Growth Fund
Common Stocks (continued)

		Market
	Shares	Value
Tobacco 0.8%
Philip Morris International, Inc.	17,200	$963,544

Trading Companies & Distributors 0.9%
W.W. Grainger, Inc.	8,500	1,012,435

Wireless Telecommunication Services 0.1%
MetroPCS Communications, Inc. *	12,400	129,704

Total Common Stocks
(cost $99,194,932)		114,058,855

Mutual Fund 0.8%

		Market
	Shares	Value
Money Market Fund 0.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	914,646	914,646

Total Mutual Fund
(cost $914,646)		914,646

Total Investments
(cost $100,109,578) (b) — 99.2%		114,973,501

Other assets in excess of liabilities — 0.8%		882,070

NET ASSETS — 100.0%		$115,855,571

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $103,245,555, tax unrealized appreciation and depreciation were $14,039,305 and $(2,311,359), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited
REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$114,058,855	$—	$—	$114,058,855
Mutual Fund	914,646	—	—	914,646

Total Assets	$114,973,501	$—	$—	$114,973,501

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Investor Destinations Aggressive Fund
Mutual Funds 100.1%

		Market
	Shares	Value

Equity Funds 95.1%
Nationwide International Index Fund, Institutional Class (a)	3,638,240	$25,613,212
NVIT International Index Fund, Class Y (a)	13,288,089	107,234,881
NVIT Mid Cap Index Fund, Class Y (a)	4,119,300	67,309,363
NVIT S&P 500 Index Fund, Class Y (a)	22,399,104	177,624,895
NVIT Small Cap Index Fund, Class Y (a)	5,524,338	44,968,108

Total Equity Funds (cost $490,857,344)		422,750,459

Fixed Income Fund 5.0%
NVIT Bond Index Fund, Class Y (a)	2,079,789	22,232,944

Total Fixed Income Fund (cost $20,969,541)		22,232,944

Total Mutual Funds (cost $511,826,885)		444,983,403

Total Investments (cost $511,826,885) (b) — 100.1%		444,983,403

Liabilities in excess of other assets — (0.1)%		(262,851)

NET ASSETS — 100.0%		$444,720,552

(a)	Investment in affiliate.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $539,482,372, tax unrealized appreciation and depreciation were $2,722,017 and $(97,220,986), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$444,983,403	$—	$—	$444,983,403

Total Assets	$444,983,403	$—	$—	$444,983,403

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Investor Destinations Balanced Fund
Mutual Funds 92.1%

		Market
	Shares	Value
Equity Funds 50.1%
NVIT International Index Fund, Class Y (a)	3,002,584	$24,230,855
NVIT Mid Cap Index Fund, Class Y (a)	1,250,830	20,438,564
NVIT S&P 500 Index Fund, Class Y (a)	6,381,056	50,601,776
NVIT Small Cap Index Fund, Class Y (a)	755,089	6,146,423

Total Equity Funds (cost $96,279,877)		101,417,618

Fixed Income Funds 37.4%
NVIT Bond Index Fund, Class Y (a)	5,680,516	60,724,715
NVIT Enhanced Income Fund, Class Y (a)	1,519,507	15,134,291

Total Fixed Income Funds (cost $74,582,591)		75,859,006

Money Market Fund 4.6%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	9,250,382	9,250,382

Total Money Market Fund (cost $9,250,382)		9,250,382

Total Mutual Funds (cost $180,112,850)		186,527,006

Fixed Contract 8.0%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.60%(a)(c)	$16,103,474	16,103,474

Total Fixed Contract (cost $16,103,474)		16,103,474

Total Investments
(cost $196,216,324) (d) — 100.1%		202,630,480

Liabilities in excess of other assets — (0.1)%		(146,417)

NET ASSETS — 100.0%		$202,484,063

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $196,220,966, tax unrealized appreciation and depreciation were $6,477,719 and $(68,205), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Investor Destinations Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$16,103,474	$—	$16,103,474
Mutual Funds	186,527,006	—	—	186,527,006

Total Assets	$186,527,006	$16,103,474	$—	$202,630,480

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Investor Destinations Capital Appreciation Fund
Mutual Funds 95.8%

		Market
	Shares	Value
Equity Funds 70.0%
NVIT International Index Fund, Class Y (a)	7,657,739	61,797,949
NVIT Mid Cap Index Fund, Class Y (a)	2,487,152	40,640,067
NVIT S&P 500 Index Fund, Class Y (a)	12,498,984	99,116,943
NVIT Small Cap Index Fund, Class Y (a)	1,925,574	15,674,173

Total Equity Funds (cost $205,068,256)		217,229,132

Fixed Income Funds 24.0%
NVIT Bond Index Fund, Class Y (a)	5,797,013	61,970,071
NVIT Enhanced Income Fund, Class Y (a)	1,240,699	12,357,363

Total Fixed Income Funds (cost $72,814,507)		74,327,434

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	5,501,274	5,501,274

Total Money Market Fund (cost $5,501,274)		5,501,274

Total Mutual Funds (cost $283,384,037)		297,057,840

Fixed Contract 4.2%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.60%(a)(c)	$13,118,969	13,118,969

Total Fixed Contract (cost $13,118,969)		13,118,969

Total Investments
(cost $296,503,006) (d) — 100.0%		310,176,809

Liabilities in excess of other assets — 0.0%		(153,072)

NET ASSETS — 100.0%		$310,023,737

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $296,503,662, tax unrealized appreciation and depreciation were $13,735,954 and $(62,807), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$13,118,969	$—	$13,118,969
Mutual Funds	297,057,840	—	—	297,057,840

Total Assets	$297,057,840	$13,118,969	$—	$310,176,840

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Investor Destinations Conservative Fund
Mutual Funds 82.1%

		Market
	Shares	Value
Equity Funds 20.1%
NVIT International Index Fund, Class Y (a)	2,965,729	$23,933,431
NVIT Mid Cap Index Fund, Class Y (a)	1,483,985	24,248,318
NVIT S&P 500 Index Fund, Class Y (a)	6,061,965	48,071,381

Total Equity Funds (cost $82,386,282)		96,253,130

Fixed Income Funds 56.0%
NVIT Bond Index Fund, Class Y (a)	17,985,081	192,260,519
NVIT Enhanced Income Fund, Class Y (a)	7,718,800	76,879,248

Total Fixed Income Funds (cost $260,496,590)		269,139,767

Money Market Fund 6.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	28,861,981	28,861,981

Total Money Market Fund (cost $28,861,981)		28,861,981

Total Mutual Funds (cost $371,744,853)		394,254,878

Fixed Contract 18.0%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.60%(a)(c)	$86,498,963	86,498,963

Total Fixed Contract (cost $86,498,963)		86,498,963

Total Investments (cost $458,243,816) (d) — 100.1%		480,753,841

Liabilities in excess of other assets — (0.1)%		(262,283)

NET ASSETS — 100.0%		$480,491,558

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $472,974,251, tax unrealized appreciation and depreciation were $8,506,862 and $(727,272), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$86,498,963	$—	$86,498,963
Mutual Funds	394,254,878	—	—	394,254,878

Total Assets	$394,254,878	$86,498,963	$—	$480,753,841

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Investor Destinations Moderate Fund
Mutual Funds 93.6%

		Market
	Shares	Value
Equity Funds 60.1%
Nationwide International Index Fund, Institutional Class (a)	16,590	$116,791
NVIT International Index Fund, Class Y (a)	53,339,079	430,446,371
NVIT Mid Cap Index Fund, Class Y (a)	17,792,800	290,734,351
NVIT S&P 500 Index Fund, Class Y (a)	108,859,066	863,252,393
NVIT Small Cap Index Fund, Class Y (a)	17,897,617	145,686,606

Total Equity Funds (cost $1,852,318,492)		1,730,236,512

Fixed Income Funds 31.0%
NVIT Bond Index Fund, Class Y (a)	67,291,434	719,345,427
NVIT Enhanced Income Fund, Class Y (a)	17,341,079	172,717,142

Total Fixed Income Funds (cost $851,772,094)		892,062,569

Money Market Fund 2.5%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	71,939,317	71,939,317

Total Money Market Fund (cost $71,939,317)		71,939,317

Total Mutual Funds (cost $2,776,029,903)		2,694,238,398

Fixed Contract 6.5%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.60%(a)(c)	$187,030,767	187,030,767

Total Fixed Contract (cost $187,030,767)		187,030,767

Total Investments
(cost $2,963,060,670) (d) — 100.1%		2,881,269,165

Liabilities in excess of other assets — (0.1)%		(1,561,945)

NET ASSETS — 100.0%		$2,879,707,220

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $3,024,610,480, tax unrealized appreciation and depreciation were $26,698,553 and $(170,039,868), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$187,030,767	$—	$187,030,767
Mutual Funds	2,694,238,398	—	—	2,694,238,398

Total Assets	$2,694,238,398	$187,030,767	$—	$2,881,269,165

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Investor Destinations Moderately Aggressive Fund
Mutual Funds 97.6%

		Market
	Shares	Value
Equity Funds 80.1%
Nationwide International Index Fund, Institutional Class (a)	6,971,983	49,082,762
NVIT International Index Fund, Class Y (a)	49,139,604	396,556,604
NVIT Mid Cap Index Fund, Class Y (a)	16,569,391	270,743,844
NVIT S&P 500 Index Fund, Class Y (a)	78,839,850	625,200,012
NVIT Small Cap Index Fund, Class Y (a)	11,117,335	90,495,106

Total Equity Funds (cost $1,639,612,865)		1,432,078,328

Fixed Income Funds 17.5%
NVIT Bond Index Fund, Class Y (a)	25,069,394	267,991,821
NVIT Enhanced Income Fund, Class Y (a)	4,495,045	44,770,647

Total Fixed Income Funds (cost $297,689,973)		312,762,468

Total Mutual Funds (cost $1,937,302,838)		1,744,840,796

Fixed Contract 2.5%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.60%(a)(b)	$44,571,918	44,571,918

Total Fixed Contract (cost $44,571,918)		44,571,918

Total Investments
(cost $1,981,874,756) (c) — 100.1%		1,789,412,714

Liabilities in excess of other assets — (0.1)%		(979,063)

NET ASSETS — 100.0%		$1,788,433,651

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $2,025,551,547, tax unrealized appreciation and depreciation were $12,433,636 and $(248,572,469), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$44,571,918	$—	$44,571,918
Mutual Funds	1,744,840,796	—	—	1,744,840,796

Total Assets	$1,744,840,796	$44,571,918	$—	$1,789,412,714

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Investor Destinations Moderately Conservative Fund
Mutual Funds 89.6%

		Market
	Shares	Value
Equity Funds 40.1%
NVIT International Index Fund, Class Y (a)	10,144,847	$81,868,916
NVIT Mid Cap Index Fund, Class Y (a)	5,076,547	82,950,784
NVIT S&P 500 Index Fund, Class Y (a)	20,708,140	164,215,554

Total Equity Funds (cost $330,945,535)		329,035,254

Fixed Income Funds 44.5%
NVIT Bond Index Fund, Class Y (a)	26,886,246	287,413,968
NVIT Enhanced Income Fund, Class Y (a)	7,833,656	78,023,215

Total Fixed Income Funds (cost $349,615,867)		365,437,183

Money Market Fund 5.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	41,075,392	41,075,392

Total Money Market Fund (cost $41,075,392)		41,075,392

Total Mutual Funds (cost $721,636,794)		735,547,829

Fixed Contract 10.5%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.60%(a)(c)	$86,199,404	86,199,404

Total Fixed Contract (cost $86,199,404)		86,199,404

Total Investments
(cost $807,836,198) (d) — 100.1%		821,747,233

Liabilities in excess of other assets — (0.1)%		(446,911)

NET ASSETS — 100.0%		$821,300,322

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $839,447,122, tax unrealized appreciation and depreciation were $0 and $(17,699,889), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$86,199,404	$—	$86,199,404
Mutual Funds	735,547,829	—	—	735,547,829

Total Assets	$735,547,829	$86,199,404	$—	$821,747,233

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

* See Statement of Investments for identification of fund investments by type and classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks 98.0%

		Market
	Shares	Value

AUSTRALIA 8.5%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd. (a)	71,952	$459,423

Airlines 0.0%†
Qantas Airways Ltd. *	116,721	314,930

Beverages 0.2%
Coca-Cola Amatil Ltd. (a)	63,880	740,836
Foster’s Group Ltd. (a)	216,163	1,278,946

		2,019,782

Biotechnology 0.2%
CSL Ltd. (a)	64,404	2,060,309

Capital Markets 0.1%
Macquarie Group Ltd.	38,624	1,355,257

Chemicals 0.1%
Incitec Pivot Ltd.	178,950	622,925
Orica Ltd.	40,890	1,020,151

		1,643,076

Commercial Banks 2.5%
Australia & New Zealand Banking Group Ltd.	283,682	6,496,738
Bendigo and Adelaide Bank Ltd.	38,148	337,315
Commonwealth Bank of Australia (a)	173,409	8,582,580
National Australia Bank Ltd.	237,501	5,819,526
Westpac Banking Corp.	333,364	7,499,997

		28,736,156

Commercial Services & Supplies 0.1%
Brambles Ltd. (a)	159,404	968,233

Construction & Engineering 0.1%
Leighton Holdings Ltd.	15,088	482,872

Construction Materials 0.0%†
Boral Ltd.	78,606	350,760

Containers & Packaging 0.1%
Amcor Ltd. (a)	136,920	862,970

Diversified Financial Services 0.1%
ASX Ltd. (a)	19,487	614,607

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	487,545	1,236,644

Electric Utilities 0.0%†
SP AusNet (a)	139,136	116,030

Energy Equipment & Services 0.0%†
WorleyParsons Ltd. (a)	21,688	467,660

Food & Staples Retailing 0.7%
Metcash Ltd.	81,225	343,430
Wesfarmers Ltd. (a)	112,553	3,582,254
Wesfarmers Ltd.-PPS	17,074	547,064
Woolworths Ltd.	138,926	3,871,913

		8,344,661

Food Products 0.0%†
Goodman Fielder Ltd. (a)	143,690	181,913

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd. (a)	6,590	447,682

Health Care Providers & Services 0.0%†
Sonic Healthcare Ltd.	39,803	423,265

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. (a)	48,060	164,287
Crown Ltd. (a)	48,218	391,296
TABCORP Holdings Ltd. (a)	68,888	467,087
Tatts Group Ltd. (a)	150,293	347,936

		1,370,606

Industrial Conglomerates 0.0%†
CSR Ltd. (a)	159,312	277,248

Information Technology Services 0.1%
Computershare Ltd. (a)	51,282	484,539

Insurance 0.5%
AMP Ltd.	232,177	1,147,013
AXA Asia Pacific Holdings Ltd. (a)	116,157	577,034
Insurance Australia Group Ltd. (a)	233,265	821,238
QBE Insurance Group Ltd.	115,867	1,935,047
Suncorp-Metway Ltd. (a)	143,555	1,250,622

		5,730,954

Media 0.0%†
Fairfax Media Ltd. (a)	232,275	330,110

Metals & Mining 2.1%
Alumina Ltd. (a)	262,864	461,689
BHP Billiton Ltd.	375,775	14,323,599
BlueScope Steel Ltd. (a)	207,062	442,125
Fortescue Metals Group Ltd. *(a)	137,106	691,951
MacArthur Coal Ltd.	18,905	213,865
Newcrest Mining Ltd. (a)	85,606	3,276,314
OneSteel Ltd.	153,838	436,811
OZ Minerals Ltd. (a)	357,157	501,716
Rio Tinto Ltd. (a)	48,793	3,625,960
Sims Metal Management Ltd. (a)	18,105	308,740

		24,282,770

Multi-Utilities 0.1%
AGL Energy Ltd.	51,125	798,965

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	59,145	216,202

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd. (a)	14,175	165,004
Energy Resources of Australia Ltd. (a)	7,164	92,206
Origin Energy Ltd. (a)	98,590	1,513,415
Paladin Energy Ltd. *	82,335	286,468
Santos Ltd.	93,433	1,157,917
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd. (a)	60,901	$2,583,370

		5,798,380

Real Estate Investment Trusts (REITs) 0.6%
CFS Retail Property Trust	241,187	442,542
Dexus Property Group (a)	557,069	460,842
Goodman Group (a)	746,116	466,179
GPT Group (a)	199,926	569,471
Mirvac Group	380,591	489,270
Stockland (a)	267,055	992,781
Westfield Group	245,465	2,912,728

		6,333,813

Real Estate Management & Development 0.0%†
Lend Lease Group (a)	58,642	432,072

Road & Rail 0.1%
Asciano Group *(a)	329,064	524,607

Textiles, Apparel & Luxury Goods 0.0%†
Billabong International Ltd. (a)	24,481	189,112

Transportation Infrastructure 0.1%
Intoll Group	268,542	388,403
MAp Group	39,146	110,691
Transurban Group	139,431	671,519

		1,170,613

		99,026,221

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	21,208	852,198
Raiffeisen International Bank Holding AG (a)	5,675	265,080

		1,117,278

Diversified Telecommunication Services 0.1%
Telekom Austria AG	37,834	570,442

Electric Utilities 0.0%†
Verbund AG (a)	8,314	298,231

Insurance 0.0%†
Vienna Insurance Group	4,040	217,566

Metals & Mining 0.0%†
Voestalpine AG	12,758	470,364

Oil, Gas & Consumable Fuels 0.1%
OMV AG	16,910	633,490

Real Estate Management & Development 0.0%†
Immofinanz AG *(a)	107,315	400,660

		3,708,031

BELGIUM 1.0%
Beverages 0.4%
Anheuser-Busch InBev NV	80,844	4,759,228
Anheuser-Busch InBev-ST VVPR *	20,488	84

		4,759,312

Chemicals 0.1%
Solvay SA (a)	6,655	709,996
Umicore (a)	13,027	563,581

		1,273,577

Commercial Banks 0.1%
Dexia SA *	58,546	257,967
KBC Groep NV *	18,076	811,347

		1,069,314

Diversified Financial Services 0.1%
Cie Nationale a Portefeuille	3,254	170,081
Groupe Bruxelles Lambert SA (a)	9,052	754,761

		924,842

Diversified Telecommunication Services 0.1%
Belgacom SA (a)	17,544	685,004

Food & Staples Retailing 0.1%
Colruyt SA (a)	1,769	467,986
Delhaize Group SA	11,413	829,289

		1,297,275

Insurance 0.1%
Ageas	250,922	719,450

Pharmaceuticals 0.0%†
UCB SA (a)	11,669	404,403

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,044	186,442

		11,319,619

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd. (a)	31,349	910,978

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd. *(a)	224,926	164,886

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd. (a)	178,200	238,789

		403,675

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	63,566	318,271

DENMARK 1.0%
Beverages 0.1%
Carlsberg AS, Class B	11,971	1,245,548

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

DENMARK (continued)
Chemicals 0.1%
Novozymes AS, Class B	5,056	$642,083

Commercial Banks 0.1%
Danske Bank AS *	50,864	1,221,059

Electrical Equipment 0.1%
Vestas Wind Systems AS *	22,832	860,333

Health Care Equipment & Supplies 0.0%†
Coloplast AS, Class B	2,714	324,092
William Demant Holding AS *	2,433	179,184

		503,276

Insurance 0.0%†
Tryg AS	2,631	157,991

Marine 0.2%
AP Moller — Maersk AS, Class A	62	502,513
AP Moller — Maersk AS, Class B	147	1,223,891

		1,726,404

Pharmaceuticals 0.4%
Novo Nordisk AS, Class B	48,777	4,826,873

Road & Rail 0.0%†
DSV AS	23,693	481,970

		11,665,537

FINLAND 1.1%
Auto Components 0.0%†
Nokian Renkaat OYJ	12,406	427,009

Communications Equipment 0.4%
Nokia OYJ	419,347	4,212,746

Diversified Financial Services 0.0%†
Pohjola Bank PLC	14,527	177,124

Diversified Telecommunication Services 0.0%†
Elisa OYJ *	13,950	320,724

Electric Utilities 0.1%
Fortum OYJ	49,715	1,302,088

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	7,926	372,725

Insurance 0.1%
Sampo OYJ, Class A	47,120	1,273,150

Machinery 0.2%
Kone OYJ, Class B	17,565	908,852
Metso OYJ	14,140	649,207
Wartsila OYJ (a)	9,009	588,762

		2,146,821

Media 0.0%†
Sanoma OYJ (a)	8,645	183,066

Metals & Mining 0.1%
Outokumpu OYJ (a)	15,354	305,413
Rautaruukki OYJ	9,300	192,431

		497,844

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	13,594	212,742

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R (a)	64,243	637,063
Upm-Kymmene OYJ	58,414	1,002,090

		1,639,153

Pharmaceuticals 0.0%†
Orion OYJ, Class B	9,517	190,383

		12,955,575

FRANCE 9.5%
Aerospace & Defense 0.1%
Safran SA (a)	18,756	527,155
Thales SA	10,620	388,019

		915,174

Airlines 0.0%†
Air France-KLM *	14,207	218,010

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B (a)	16,520	1,259,740

Automobiles 0.1%
PSA Peugeot Citroen *	17,269	582,459
Renault SA *	21,535	1,109,926

		1,692,385

Beverages 0.2%
Pernod-Ricard SA	22,151	1,853,019

Building Products 0.2%
Cie de Saint-Gobain	43,111	1,926,466

Chemicals 0.3%
Air Liquide SA	31,666	3,872,930

Commercial Banks 1.2%
BNP Paribas	106,119	7,573,852
Credit Agricole SA	103,881	1,627,289
Natixis *	99,255	568,794
Societe Generale	70,412	4,071,426

		13,841,361

Commercial Services & Supplies 0.1%
Edenred *	17,381	344,283
Societe BIC SA	3,017	242,051

		586,334

Communications Equipment 0.1%
Alcatel-Lucent *	262,083	885,670

Construction & Engineering 0.3%
Bouygues SA (a)	25,854	1,113,880
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Construction & Engineering (continued)
Eiffage SA (a)	4,166	$198,227
Vinci SA	48,787	2,452,353

		3,764,460

Construction Materials 0.1%
Imerys SA	4,608	276,158
Lafarge SA (a)	22,463	1,285,818

		1,561,976

Diversified Financial Services 0.0%†
Eurazeo	2,989	200,872

Diversified Telecommunication Services 0.4%
France Telecom SA	207,609	4,490,245
Iliad SA	2,017	210,181

		4,700,426

Electric Utilities 0.1%
EDF SA	29,009	1,252,214

Electrical Equipment 0.4%
Alstom SA	23,153	1,181,272
Legrand SA	14,869	503,117
Schneider Electric SA	26,916	3,419,464

		5,103,853

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas *	15,873	348,200
Technip SA	11,044	889,927

		1,238,127

Food & Staples Retailing 0.4%
Carrefour SA	67,091	3,616,514
Casino Guichard Perrachon SA	6,121	560,873

		4,177,387

Food Products 0.3%
Danone SA	65,295	3,913,314

Health Care Equipment & Supplies 0.1%
BioMerieux (a)	1,189	123,318
Cie Generale d’Optique Essilor International SA	22,509	1,550,013

		1,673,331

Hotels, Restaurants & Leisure 0.1%
Accor SA	16,241	593,756
Sodexo	10,344	672,514

		1,266,270

Information Technology Services 0.1%
Atos Origin SA *	4,701	212,592
Cap Gemini SA	16,523	829,548

		1,042,140

Insurance 0.4%
AXA SA	192,322	3,371,672
CNP Assurances	17,611	327,076
SCOR SE	18,573	444,351

		4,143,099

Machinery 0.1%
Vallourec SA	12,193	1,212,614

Media 0.5%
Eutelsat Communications	11,564	441,808
JC Decaux SA *	6,868	181,731
Lagardere SCA	13,408	524,922
M6-Metropole Television SA (a)	7,493	176,676
PagesJaunes Groupe (a)	13,579	142,431
Publicis Groupe SA	14,142	672,240
Societe Television Francaise 1 (a)	12,310	191,973
Vivendi SA	137,658	3,772,971

		6,104,752

Metals & Mining 0.0%†
Eramet	569	168,306

Multi-Utilities 0.6%
GDF Suez	139,259	4,997,467
Suez Environnement Co.	29,960	554,128
Veolia Environnement (a)	38,709	1,019,982

		6,571,577

Multiline Retail 0.1%
PPR	8,501	1,379,200

Office Electronics 0.0%†
Neopost SA (a)	3,315	246,902

Oil, Gas & Consumable Fuels 1.1%
Total SA	236,654	12,228,112

Personal Products 0.3%
L’Oreal SA	26,839	3,022,826

Pharmaceuticals 0.7%
Ipsen SA (a)	3,028	100,490
Sanofi-Aventis SA	117,411	7,815,556

		7,916,046

Professional Services 0.0%†
Bureau Veritas SA (a)	5,322	371,566

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	2,584	275,955
Gecina SA	1,977	234,593
ICADE	2,412	253,466
Klepierre	11,192	431,746
Unibail-Rodamco SE	10,211	2,267,238

		3,462,998

Software 0.0%†
Dassault Systemes SA (a)	6,351	467,379

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,241	947,599
Hermes International	5,915	1,352,669
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SA	27,415	$4,026,673

		6,326,941

Transportation Infrastructure 0.1%
Aeroports de Paris (a)	3,298	269,236
Groupe Eurotunnel SA REG	55,225	469,796

		739,032

		111,306,809

GERMANY 7.2%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	94,712	1,717,387

Airlines 0.0%†
Deutsche Lufthansa AG REG*	25,976	477,094

Auto Components 0.0%†
Continental AG *	5,738	445,779

Automobiles 0.8%
Bayerische Motoren Werke AG	37,050	2,598,845
Daimler AG REG*	100,997	6,391,719
Volkswagen AG	3,435	378,513

		9,369,077

Capital Markets 0.3%
Deutsche Bank AG REG	71,157	3,895,485

Chemicals 0.9%
BASF SE	102,843	6,484,995
K+S AG	16,079	961,876
Linde AG	18,900	2,458,375
Wacker Chemie AG	1,645	303,324

		10,208,570

Commercial Banks 0.1%
Commerzbank AG *(a)	76,782	636,122
Deutsche Postbank AG *	9,204	312,920

		949,042

Construction & Engineering 0.0%†
Hochtief AG (a)	5,200	450,235

Construction Materials 0.1%
HeidelbergCement AG	15,770	759,555

Diversified Financial Services 0.1%
Deutsche Boerse AG	21,862	1,458,818

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	317,435	4,343,271

Electric Utilities 0.5%
E.ON AG	201,651	5,946,974

Food & Staples Retailing 0.1%
Metro AG	14,719	957,787

Food Products 0.0%†
Suedzucker AG	7,112	158,951

Health Care Equipment & Supplies 0.0%†
Fresenius SE	2,904	232,220

Health Care Providers & Services 0.1%
Celesio AG	8,234	179,141

Fresenius Medical Care AG & Co. KGaA	21,532	1,329,789

		1,508,930

Hotels, Restaurants & Leisure 0.0%†
TUI AG *	14,514	177,172

Household Products 0.1%
Henkel AG & Co. KGaA	14,582	659,736

Industrial Conglomerates 0.8%
Siemens AG REG	92,125	9,718,075

Insurance 0.8%
Allianz SE REG	50,823	5,741,843
Hannover Rueckversicherung AG REG	6,653	306,059
Muenchener Rueckversicherungs AG REG	21,103	2,922,382

		8,970,284

Internet Software & Services 0.0%†
United Internet AG REG	13,819	223,356

Machinery 0.2%
GEA Group AG	18,796	469,646
MAN SE	11,847	1,289,722

		1,759,368

Metals & Mining 0.1%
Salzgitter AG	5,010	324,229
ThyssenKrupp AG	37,478	1,221,912

		1,546,141

Multi-Utilities 0.3%
RWE AG	46,887	3,166,525

Personal Products 0.1%
Beiersdorf AG	11,084	678,451

Pharmaceuticals 0.6%
Bayer AG REG	92,593	6,453,742
Merck KGaA	7,076	594,194

		7,047,936

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	121,850	843,963

Software 0.4%
SAP AG	96,097	4,752,830

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	23,419	1,449,460
Puma AG Rudolf Dassler Sport (a)	601	198,002

		1,647,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

GERMANY (continued)
Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	3,830	$232,991

		84,303,465

GREECE 0.2%
Beverages 0.1%
Coca-Cola Hellenic Bottling Co. SA	19,648	517,055

Commercial Banks 0.1%
Alpha Bank A.E. *	54,826	340,407
EFG Eurobank Ergasias SA *	35,085	209,380
National Bank of Greece SA *	70,748	690,648
Piraeus Bank SA *	36,188	177,472

		1,417,907

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	25,292	181,248

Electric Utilities 0.0%†
Public Power Corp. SA	12,386	192,515

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	26,172	412,777

		2,721,502

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	163,039	627,931

HONG KONG 2.6%
Airlines 0.0%†
Cathay Pacific Airways Ltd. (a)	137,000	370,864

Commercial Banks 0.3%
Bank of East Asia Ltd.	173,540	733,349
BOC Hong Kong Holdings Ltd.	415,500	1,315,699
Hang Seng Bank Ltd.	85,600	1,257,088
Wing Hang Bank Ltd.	19,000	227,434

		3,533,570

Distributors 0.1%
Li & Fung Ltd.	256,800	1,438,552

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.	114,700	2,254,977

Diversified Telecommunication Services 0.0%†
PCCW Ltd. (a)	454,000	164,335

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	46,000	182,503
CLP Holdings Ltd.	215,000	1,714,058
Hongkong Electric Holdings Ltd.	157,500	957,033

		2,853,594

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd. (a)	482,798	1,219,235

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	154,000	350,160

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	239,000	2,223,652
NWS Holdings Ltd.	87,000	170,342

		2,393,994

Marine 0.0%†
Orient Overseas International Ltd.	23,000	183,237

Media 0.0%†
Television Broadcasts Ltd.	35,000	199,465

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	63,399	155,867

Oil, Gas & Consumable Fuels 0.0%†
Mongolia Energy Co. Ltd. *	371,184	153,576

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The) (a)	240,000	712,118

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd. (a)	156,000	2,358,990
Hang Lung Group Ltd.	91,000	593,368
Hang Lung Properties Ltd. (a)	234,000	1,139,545
Henderson Land Development Co. Ltd. (a)	118,000	838,466
Hopewell Holdings Ltd.	62,511	202,086
Hysan Development Co. Ltd. (a)	70,000	250,295
Kerry Properties Ltd.	83,000	450,557
New World Development Ltd.	291,130	584,827
Sino Land Co. Ltd. (a)	198,000	408,581
Sun Hung Kai Properties Ltd.	159,000	2,735,611
Swire Pacific Ltd., Class A (a)	86,500	1,189,228
Wharf Holdings Ltd. (a)	155,000	994,162
Wheelock & Co. Ltd.	97,000	323,556

		12,069,272

Road & Rail 0.1%
MTR Corp.	162,000	611,623

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	20,500	182,678

Specialty Retail 0.1%
Esprit Holdings Ltd.	131,882	714,306

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd. (a)	88,000	324,897

Trading Companies & Distributors 0.1%
Noble Group Ltd.	343,945	494,304

		30,380,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings PLC	5,422	$28,982

Commercial Banks 0.0%†
Anglo Irish Bank Corp. Ltd. *(b)	62,537	0
Governor & Co. of the Bank of Ireland (The) *	405,592	339,552

		339,552

Construction Materials 0.1%
CRH PLC	79,271	1,307,075
James Hardie Industries SE CDI*	46,013	249,846

		1,556,921

Food Products 0.1%
Kerry Group PLC, Class A	15,762	552,982

Media 0.1%
WPP PLC	140,714	1,560,170

Pharmaceuticals 0.2%
Elan Corp. PLC *	58,991	335,759
Shire PLC	62,876	1,415,485

		1,751,244

Professional Services 0.1%
Experian PLC	114,805	1,251,245

		7,041,096

ISRAEL 0.8%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,385	126,844

Chemicals 0.1%
Israel Chemicals Ltd.	48,548	681,767
Israel Corp. Ltd. (The) *	238	227,887
Makhteshim-Agan Industries Ltd. *	24,602	91,524

		1,001,178

Commercial Banks 0.1%
Bank Hapoalim BM *	101,946	467,517
Bank Leumi Le-Israel BM *	130,700	609,360
Israel Discount Bank Ltd., Class A *	55,482	109,767
Mizrahi Tefahot Bank Ltd.	12,599	116,488

		1,303,132

Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	194,810	484,386

Electrical Equipment 0.0%†
Ormat Industries	6,107	50,157

Industrial Conglomerates 0.0%†
Delek Group Ltd.	409	112,542
Discount Investment Corp. REG	2,630	52,589

		165,131

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd.	99,468	5,295,626

Software 0.0%†
NICE Systems Ltd. *	6,357	199,375

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	5,087	155,115
Partner Communications Co. Ltd	8,743	161,529

		316,644

		8,942,473

ITALY 2.7%
Aerospace & Defense 0.1%
Finmeccanica SpA	46,372	551,997

Auto Components 0.0%†
Pirelli & C SpA	24,402	199,274

Automobiles 0.1%
Fiat SpA	85,695	1,326,829

Capital Markets 0.0%†
Mediobanca SpA *	54,582	508,903

Commercial Banks 0.8%
Banca Carige SpA	58,035	135,386
Banca Monte dei Paschi di Siena SpA *(a)	264,891	367,991
Banca Popolare di Milano Scarl	41,464	198,273
Banco Popolare Societa Cooperativa	70,562	423,905
Intesa Sanpaolo SpA	862,388	2,809,231
Intesa Sanpaolo SpA-RSP	98,363	253,690
UniCredit SpA	1,510,728	3,868,837
Unione di Banche Italiane SCPA	66,769	648,589

		8,705,902

Diversified Financial Services 0.0%†
Exor SpA	6,883	159,884

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,050,106	1,471,058
Telecom Italia SpA-RSP	676,278	763,138

		2,234,196

Electric Utilities 0.4%
Enel SpA	737,072	3,940,152
Terna Rete Elettrica Nazionale SpA	143,506	610,411

		4,550,563

Electrical Equipment 0.0%†
Prysmian SpA	21,094	386,094

Energy Equipment & Services 0.1%
Saipem SpA	29,671	1,192,552

Food Products 0.0%†
Parmalat SpA	187,223	481,037

Gas Utilities 0.1%
Snam Rete Gas SpA	160,283	812,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

ITALY (continued)
Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA *	13,097	$164,574

Insurance 0.2%
Assicurazioni Generali SpA	130,720	2,639,128
Mediolanum SpA (a)	28,834	128,405

		2,767,533

Media 0.1%
Mediaset SpA	78,904	560,583

Multi-Utilities 0.0%†
A2A SpA (a)	112,797	173,306

Oil, Gas & Consumable Fuels 0.5%
ENI SpA (a)	291,519	6,298,955

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	13,034	356,559

Transportation Infrastructure 0.1%
Atlantia SpA	26,700	554,250

		31,985,952

JAPAN 20.9%
Air Freight & Logistics 0.0%†
Yamato Holdings Co. Ltd. (a)	45,000	545,677

Airlines 0.0%†
All Nippon Airways Co. Ltd. *(a)	98,000	363,179

Auto Components 0.5%
Aisin Seiki Co. Ltd.	21,500	672,825
Bridgestone Corp.	72,900	1,329,227
Denso Corp.	54,400	1,616,107
Koito Manufacturing Co. Ltd. (a)	12,000	183,993
NGK Spark Plug Co., Ltd.	19,000	254,498
NHK Spring Co. Ltd. (a)	16,000	132,575
NOK Corp. (a)	12,900	224,920
Stanley Electric Co. Ltd.	15,200	242,597
Sumitomo Rubber Industries, Ltd.	19,500	190,746
Toyoda Gosei Co. Ltd.	6,800	150,418
Toyota Boshoku Corp. (a)	7,300	121,747
Toyota Industries Corp.	20,300	543,490

		5,663,143

Automobiles 2.0%
Daihatsu Motor Co. Ltd. (a)	20,000	267,709
Fuji Heavy Industries Ltd. *	68,000	434,727
Honda Motor Co. Ltd. (a)	184,800	6,575,946
Isuzu Motors Ltd.	134,000	518,424
Mazda Motor Corp.	162,900	393,666
Mitsubishi Motors Corp. *(a)	429,000	561,459
Nissan Motor Co. Ltd. (a)	278,200	2,436,314
Suzuki Motor Corp. (a)	37,500	790,416
Toyota Motor Corp.	308,800	11,067,602
Yamaha Motor Co. Ltd. *	29,700	447,020

		23,493,283

Beverages 0.2%
Asahi Breweries Ltd.	43,600	873,327
Coca-Cola West Co. Ltd.	6,100	103,091
Ito En Ltd.	7,600	124,935
Kirin Holdings Co. Ltd. (a)	93,000	1,323,935
Sapporo Holdings Ltd.	30,000	140,988

		2,566,276

Building Products 0.3%
Asahi Glass Co. Ltd.	113,000	1,152,447
Daikin Industries Ltd. (a)	26,800	1,008,527
JS Group Corp.	27,900	546,910
Nippon Sheet Glass Co. Ltd. (a)	96,000	209,594
TOTO Ltd.	29,000	198,920

		3,116,398

Capital Markets 0.3%
Daiwa Securities Group, Inc. (a)	186,400	752,549
JAFCO Co. Ltd.	4,000	94,791
Matsui Securities Co. Ltd.	11,500	64,403
Mizuho Securities Co. Ltd.	65,000	148,666
Nomura Holdings, Inc.	395,400	1,902,257
SBI Holdings, Inc.	2,197	275,470

		3,238,136

Chemicals 0.9%
Air Water, Inc.	15,000	178,279
Asahi Kasei Corp.	142,000	783,785
Daicel Chemical Industries Ltd.	34,000	229,126
Denki Kagaku Kogyo KK	59,000	254,217
Hitachi Chemical Co. Ltd.	11,700	218,716
JSR Corp.	20,300	346,349
Kaneka Corp.	36,000	216,541
Kansai Paint Co. Ltd. (a)	23,000	195,911
Kuraray Co. Ltd.	38,900	492,278
Mitsubishi Chemical Holdings Corp. (a)	144,000	732,166
Mitsubishi Gas Chemical Co., Inc.	43,000	250,121
Mitsui Chemicals, Inc. (a)	97,000	261,905
Nissan Chemical Industries Ltd. (a)	14,000	158,272
Nitto Denko Corp.	18,800	736,616
Shin-Etsu Chemical Co. Ltd. (a)	45,900	2,239,790
Showa Denko KK	169,000	324,589
Sumitomo Chemical Co. Ltd.	176,000	772,630
Taiyo Nippon Sanso Corp. (a)	27,000	229,954
Teijin Ltd.	102,000	337,419
Tokuyama Corp.	33,000	167,817
Toray Industries, Inc. (a)	164,000	914,082
Tosoh Corp. (a)	55,000	148,511
Ube Industries Ltd.	117,000	259,558

		10,448,632

Commercial Banks 1.9%
77 Bank Ltd. (The)	39,000	197,600
Aozora Bank Ltd.	60,000	88,427
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Commercial Banks (continued)
Bank of Kyoto Ltd. (The) (a)	38,000	$308,185
Bank of Yokohama Ltd. (The)	138,000	644,863
Chiba Bank Ltd. (The)	85,000	496,302
Chugoku Bank Ltd. (The) (a)	20,000	243,243
Chuo Mitsui Trust Holdings, Inc.	116,000	385,634
Fukuoka Financial Group, Inc.	92,000	368,580
Gunma Bank Ltd. (The) (a)	44,000	230,427
Hachijuni Bank Ltd. (The)	52,000	271,680
Hiroshima Bank Ltd. (The) (a)	56,000	228,444
Hokuhoku Financial Group, Inc.	138,000	253,262
Iyo Bank Ltd. (The)	26,000	211,010
Joyo Bank Ltd. (The)	78,000	340,042
Mitsubishi UFJ Financial Group, Inc. (a)	1,425,767	6,619,692
Mizuho Financial Group, Inc.	2,245,584	3,257,368
Mizuho Trust & Banking Co. Ltd. *	155,000	130,023
Nishi-Nippon City Bank Ltd. (The)	72,000	205,957
Resona Holdings, Inc. (a)	66,400	596,283
Sapporo Hokuyo Holdings, Inc.	33,600	155,490
Senshu Ikeda Holdings, Inc. (a)	67,330	101,217
Seven Bank Ltd. (a)	63	112,967
Shinsei Bank Ltd. *(a)	109,000	77,173
Shizuoka Bank Ltd. (The) (a)	68,000	585,969
Sumitomo Mitsui Financial Group, Inc.	150,353	4,381,570
Sumitomo Trust & Banking Co. Ltd. (The)	160,000	801,733
Suruga Bank Ltd.	21,000	185,335
Yamaguchi Financial Group, Inc.	24,000	226,321

		21,704,797

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	63,000	769,912
Nissha Printing Co. Ltd. (a)	3,300	74,929
Secom Co. Ltd.	23,700	1,070,422
Toppan Printing Co. Ltd. (a)	64,000	501,093

		2,416,356

Computers & Peripherals 0.4%
Fujitsu Ltd.	209,000	1,470,477
NEC Corp.	295,000	784,424
Seiko Epson Corp.	13,400	203,533
Toshiba Corp.	450,000	2,176,205

		4,634,639

Construction & Engineering 0.1%
Chiyoda Corp.	18,000	147,578
JGC Corp.	23,000	400,599
Kajima Corp. (a)	95,000	230,153
Kinden Corp.	14,000	126,870
Obayashi Corp. (a)	72,000	287,459
Shimizu Corp. (a)	63,000	233,976
Taisei Corp.	114,000	235,808

		1,662,443

Construction Materials 0.0%†
Taiheiyo Cement Corp. *	102,000	119,836

Consumer Finance 0.1%
Acom Co. Ltd. (a)	4,590	69,599
Aeon Credit Service Co. Ltd. (a)	8,100	87,430
Credit Saison Co. Ltd. (a)	18,100	242,780
ORIX Corp.	11,730	897,790

		1,297,599

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	17,800	320,173

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,400	101,860

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	7,300	352,328

Diversified Financial Services 0.0%†
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,160	216,998

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	58,164	2,547,715

Electric Utilities 1.0%
Chubu Electric Power Co., Inc. (a)	72,500	1,793,208
Chugoku Electric Power Co., Inc. (The) (a)	34,000	671,213
Hokkaido Electric Power Co., Inc.	20,900	416,368
Hokuriku Electric Power Co. (a)	20,000	456,718
Kansai Electric Power Co., Inc. (The)	84,700	2,057,391
Kyushu Electric Power Co., Inc.	43,000	982,064
Shikoku Electric Power Co., Inc. (a)	19,900	571,532
Tohoku Electric Power Co., Inc. (a)	48,000	1,062,611
Tokyo Electric Power Co., Inc. (The)	136,300	3,329,073

		11,340,178

Electrical Equipment 0.5%
Fuji Electric Holdings Co. Ltd. (a)	60,000	157,554
Furukawa Electric Co., Ltd. (a)	67,000	251,958
GS Yuasa Corp. (a)	41,000	288,513
Mabuchi Motor Co. Ltd. (a)	2,900	148,510
Mitsubishi Electric Corp.	217,000	1,869,777
Nidec Corp. (a)	12,100	1,075,995
Panasonic Electric Works Co. Ltd.	39,000	517,206
Sumitomo Electric Industries Ltd.	85,500	1,042,760
Ushio, Inc. (a)	12,800	215,103

		5,567,376

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co. Ltd.	25,800	155,222
FUJIFILM Holdings Corp.	51,900	1,723,406
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Hamamatsu Photonics KK (a)	7,000	$228,477
Hirose Electric Co. Ltd. (a)	3,500	353,399
Hitachi High-Technologies Corp.	7,300	134,950
Hitachi Ltd. (a)	506,000	2,214,810
HOYA Corp. (a)	48,700	1,189,322
Ibiden Co. Ltd.	13,900	354,020
Keyence Corp.	4,710	1,027,096
Kyocera Corp.	18,200	1,721,764
Mitsumi Electric Co., Ltd.	8,100	124,125
Murata Manufacturing Co., Ltd.	22,700	1,200,306
Nippon Electric Glass Co. Ltd. (a)	37,500	512,588
Omron Corp. (a)	22,600	516,698
Shimadzu Corp. (a)	26,000	199,992
TDK Corp. (a)	13,400	748,790
Yaskawa Electric Corp. (a)	24,000	193,757
Yokogawa Electric Corp.	21,500	146,521

		12,745,243

Food & Staples Retailing 0.3%
AEON Co., Ltd.	68,400	733,320
FamilyMart Co. Ltd.	7,800	279,689
Lawson, Inc.	7,100	324,865
Seven & I Holdings Co. Ltd.	84,300	1,976,933
UNY Co. Ltd.	19,400	153,623

		3,468,430

Food Products 0.2%
Ajinomoto Co., Inc.	74,000	725,976
Kikkoman Corp. (a)	16,000	177,047
MEIJI Holdings Co. Ltd.	8,140	384,076
Nippon Meat Packers, Inc.	19,000	233,888
Nisshin Seifun Group, Inc.	20,500	269,932
Nissin Foods Holdings Co. Ltd.	7,800	282,130
Toyo Suisan Kaisha Ltd.	10,000	206,132
Yakult Honsha Co. Ltd. (a)	10,200	315,604
Yamazaki Baking Co. Ltd.	12,000	146,496

		2,741,281

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	212,000	764,598
Toho Gas Co. Ltd.	52,000	257,485
Tokyo Gas Co. Ltd.	288,000	1,309,821

		2,331,904

Health Care Equipment & Supplies 0.2%
Olympus Corp. (a)	25,000	655,601
Sysmex Corp. (a)	3,500	243,312
Terumo Corp.	18,900	1,003,371

		1,902,284

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,000	170,433
Medipal Holdings Corp.	16,500	209,506
Suzuken Co. Ltd. (a)	6,800	225,395

		605,334

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	7,626	183,703
Oriental Land Co. Ltd. (a)	5,600	522,156

		705,859

Household Durables 0.8%
Casio Computer Co. Ltd. (a)	27,000	200,803
Panasonic Corp.	219,600	2,982,451
Rinnai Corp.	3,700	217,887
Sanyo Electric Co. Ltd. *	194,000	320,349
Sekisui Chemical Co. Ltd.	45,000	272,863
Sekisui House Ltd.	64,000	575,977
Sharp Corp. (a)	113,000	1,126,386
Sony Corp.	112,400	3,469,973

		9,166,689

Household Products 0.0%†
Unicharm Corp. (a)	12,900	519,992

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co. Ltd.	13,300	400,290

Industrial Conglomerates 0.1%
Hankyu Hanshin Holdings, Inc. (a)	129,000	620,555

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	3,200	104,618
Nomura Research Institute Ltd.	10,400	195,464
NTT Data Corp. (a)	145	458,367
Obic Co. Ltd.	740	140,025
Otsuka Corp.	1,700	112,988

		1,011,462

Insurance 0.6%
Dai-ichi Life Insurance Co. Ltd. (The)	900	1,089,576
MS&AD Insurance Group Holdings	60,241	1,386,214
NKSJ Holdings, Inc. *	158,600	993,751
Sony Financial Holdings, Inc.	92	299,498
T&D Holdings, Inc.	29,900	624,083
Tokio Marine Holdings, Inc.	81,100	2,187,476

		6,580,598

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	9,400	296,179
Rakuten, Inc. (a)	812	595,185

		891,364

Internet Software & Services 0.0%†
Yahoo! Japan Corp. (a)	1,642	567,395

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	19,000	176,087
Nikon Corp. (a)	35,400	656,625
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Leisure Equipment & Products (continued)
Sankyo Co. Ltd.	5,700	$301,903
Sega Sammy Holdings, Inc.	20,900	319,256
Shimano, Inc.	7,200	382,635
Yamaha Corp.	19,100	221,764

		2,058,270

Machinery 1.1%
Amada Co. Ltd. (a)	38,000	260,811
Fanuc Ltd.	21,500	2,744,269
Hino Motors Ltd.	28,000	135,560
Hitachi Construction Machinery Co. Ltd. (a)	10,000	216,466
IHI Corp. (a)	141,000	270,078
Japan Steel Works Ltd. (The)(a)	36,000	339,189
JTEKT Corp.	20,500	189,181
Kawasaki Heavy Industries Ltd. (a)	161,000	457,471
Komatsu Ltd.	106,300	2,472,962
Kubota Corp.	130,000	1,192,320
Kurita Water Industries Ltd. (a)	11,900	330,934
Makita Corp. (a)	13,000	413,077
Minebea Co. Ltd.	35,000	180,433
Mitsubishi Heavy Industries Ltd. (a)	341,000	1,259,256
Mitsui Engineering & Shipbuilding Co. Ltd. (a)	88,000	199,259
NGK Insulators Ltd.	29,000	483,168
NSK Ltd. (a)	52,000	352,785
NTN Corp.	51,000	219,783
SMC Corp. (a)	5,900	778,769
Sumitomo Heavy Industries Ltd.	66,000	340,617
THK Co. Ltd. (a)	12,400	232,843

		13,069,231

Marine 0.2%
Kawasaki Kisen Kaisha Ltd. *	74,000	277,972
Mitsui OSK Lines Ltd.	130,000	817,930
Nippon Yusen KK	175,000	717,336

		1,813,238

Media 0.1%
Dentsu, Inc. (a)	19,701	455,569
Fuji Media Holdings, Inc.	49	62,418
Hakuhodo DY Holdings, Inc.	2,740	132,545
Jupiter Telecommunications Co. Ltd.	289	312,033
Toho Co. Ltd.	10,700	172,087

		1,134,652

Metals & Mining 0.7%
Daido Steel Co. Ltd. (a)	30,000	145,997
Dowa Holdings Co. Ltd.	28,050	167,033
Hitachi Metals Ltd. (a)	20,000	235,627
JFE Holdings, Inc. (a)	51,600	1,578,660
Kobe Steel Ltd.	273,000	640,446
Maruichi Steel Tube Ltd.	4,800	92,100
Mitsubishi Materials Corp.*	118,000	339,297
Mitsui Mining & Smelting Co. Ltd.	65,000	186,285
Nippon Steel Corp.	571,000	1,944,290
Nisshin Steel Co. Ltd.	85,000	151,775
Sumitomo Metal Industries Ltd.	378,000	955,499
Sumitomo Metal Mining Co. Ltd.	60,000	918,122
Tokyo Steel Manufacturing Co. Ltd. (a)	10,100	119,089
Yamato Kogyo Co., Ltd. (a)	5,500	133,391

		7,607,611

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	42,860	444,761
J. Front Retailing Co. Ltd.	57,400	267,251
Marui Group Co. Ltd.	24,700	184,802
Takashimaya Co. Ltd.	29,000	223,572

		1,120,386

Office Electronics 0.7%
Brother Industries Ltd. (a)	27,800	343,214
Canon, Inc.	126,900	5,926,997
Konica Minolta Holdings, Inc.	51,500	504,781
Ricoh Co. Ltd. (a)	76,000	1,076,747

		7,851,739

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co. Ltd.	68,000	177,529
Idemitsu Kosan Co. Ltd.	2,300	197,274
INPEX Corp.	240	1,128,984
Japan Petroleum Exploration Co.	3,100	117,000
JX Holdings, Inc. *	251,689	1,460,470
Showa Shell Sekiyu KK	23,800	182,046
TonenGeneral Sekiyu KK(a)	30,000	278,068

		3,541,371

Paper & Forest Products 0.1%
Nippon Paper Group, Inc. (a)	11,900	298,188
OJI Paper Co. Ltd. (a)	98,000	433,990

		732,178

Personal Products 0.2%
Kao Corp.	60,500	1,475,840
Shiseido Co. Ltd. (a)	38,100	855,920

		2,331,760

Pharmaceuticals 1.0%
Astellas Pharma, Inc. (a)	49,800	1,802,041
Chugai Pharmaceutical Co. Ltd.	26,000	478,801
Daiichi Sankyo Co. Ltd. (a)	75,500	1,538,925
Dainippon Sumitomo Pharma Co. Ltd. (a)	16,400	137,327
Eisai Co. Ltd. (a)	28,700	1,004,245
Hisamitsu Pharmaceutical Co., Inc. (a)	7,100	289,415
Kyowa Hakko Kirin Co. Ltd.	28,000	277,785
Mitsubishi Tanabe Pharma Corp. (a)	24,000	391,333
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Pharmaceuticals (continued)
Ono Pharmaceutical Co. Ltd.	9,900	$431,862
Santen Pharmaceutical Co. Ltd. (a)	7,800	270,045
Shionogi & Co. Ltd.	32,900	600,893
Taisho Pharmaceutical Co. Ltd. (a)	16,000	324,272
Takeda Pharmaceutical Co. Ltd. (a)	84,000	3,861,715
Tsumura & Co. (a)	6,800	211,703

		11,620,362

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.	69	151,993
Japan Real Estate Investment Corp.	55	500,221
Japan Retail Fund Investment Corp.	180	253,767
Nippon Building Fund, Inc.	57	499,554
Nomura Real Estate Office Fund, Inc.	32	177,551

		1,583,086

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd.	8,800	213,878
Daito Trust Construction Co. Ltd. (a)	8,800	525,756
Daiwa House Industry Co. Ltd.	53,000	535,148
Mitsubishi Estate Co., Ltd.	133,000	2,165,057
Mitsui Fudosan Co., Ltd.	93,000	1,569,138
Nomura Real Estate Holdings, Inc. (a)	10,200	144,870
NTT Urban Development Corp.	123	103,452
Sumitomo Realty & Development Co. Ltd. (a)	39,000	807,210
Tokyo Tatemono Co. Ltd.	40,000	153,527
Tokyu Land Corp. (a)	49,000	203,038

		6,421,074

Road & Rail 0.7%
Central Japan Railway Co.	168	1,237,034
East Japan Railway Co.	37,976	2,294,447
Keihin Electric Express Railway Co. Ltd. (a)	52,000	503,961
Keio Corp. (a)	67,000	461,840
Keisei Electric Railway Co. Ltd.	31,000	199,346
Kintetsu Corp. (a)	184,000	623,430
Nippon Express Co. Ltd.	98,000	373,409
Odakyu Electric Railway Co. Ltd. (a)	70,000	647,402
Tobu Railway Co. Ltd. (a)	94,000	542,624
Tokyu Corp. (a)	130,000	574,845
West Japan Railway Co.	190	682,268

		8,140,606

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp. (a)	17,700	352,566
Elpida Memory, Inc. *(a)	19,000	218,536
Rohm Co. Ltd. (a)	11,200	693,627
Shinko Electric Industries Co. Ltd.	6,600	73,136
Sumco Corp. *(a)	11,900	185,973
Tokyo Electron Ltd.	19,200	963,436

		2,487,274

Software 0.3%
Konami Corp. (a)	9,600	169,483
Nintendo Co., Ltd.	11,100	2,784,023
Oracle Corp. Japan	4,300	205,031
Square Enix Holdings Co. Ltd.	8,000	179,705
Trend Micro, Inc.	11,500	344,426

		3,682,668

Specialty Retail 0.2%
ABC-Mart, Inc. (a)	2,600	80,189
Fast Retailing Co. Ltd. (a)	5,800	817,018
Nitori Holdings Co. Ltd. (a)	4,400	367,928
Shimamura Co. Ltd.	2,500	232,454
USS Co. Ltd.	2,320	173,542
Yamada Denki Co. Ltd.	9,430	585,611

		2,256,742

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp. (a)	17,000	173,530
Nisshinbo Holdings, Inc.	14,000	140,369

		313,899

Tobacco 0.1%
Japan Tobacco, Inc.	503	1,676,027

Trading Companies & Distributors 1.0%
ITOCHU Corp.	168,700	1,544,094
Marubeni Corp.	185,000	1,046,067
Mitsubishi Corp.	152,000	3,611,385
Mitsui & Co. Ltd.	194,500	2,892,010
Sojitz Corp.	133,100	239,277
Sumitomo Corp. (a)	126,000	1,624,787
Toyota Tsusho Corp.	24,800	365,399

		11,323,019

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	25,000	185,654
Mitsubishi Logistics Corp. (a)	14,000	167,828

		353,482

Wireless Telecommunication Services 0.6%
KDDI Corp.	326	1,558,496
NTT DoCoMo, Inc. (a)	1,715	2,864,301
Softbank Corp.	90,800	2,971,021

		7,393,818

		244,488,195

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	10,121	1,023,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA	53,556	$1,030,368

Media 0.1%
SES SA FDR	33,622	809,375

Metals & Mining 0.3%
ArcelorMittal	96,133	3,171,484

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA SDR	8,327	795,127

		5,806,354

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd. REG*	277,500	497,908
Wynn Macau Ltd. *	184,800	318,001

		815,909

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	21,116	411,792

NETHERLANDS 4.5%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV *	45,730	1,141,172

Air Freight & Logistics 0.1%
TNT NV	41,920	1,128,155

Beverages 0.2%
Heineken Holding NV	13,131	575,373
Heineken NV	28,995	1,504,040

		2,079,413

Chemicals 0.2%
Akzo Nobel NV	25,953	1,600,333
Koninklijke DSM NV	17,298	887,673

		2,488,006

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	8,185	344,070

Diversified Financial Services 0.4%
ING Groep NV CVA*	428,933	4,448,304

Diversified Telecommunication Services 0.2%
Koninklijke (Royal) KPN NV	181,183	2,807,204

Energy Equipment & Services 0.1%
Fugro NV CVA	7,569	498,272
SBM Offshore NV	19,542	370,207

		868,479

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	133,560	1,802,633

Food Products 0.5%
Unilever NV CVA	182,403	5,462,231

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV	110,418	3,474,299

Insurance 0.1%
Aegon NV *	176,838	1,061,571
Delta Lloyd NV	7,666	143,318

		1,204,889

Life Sciences Tools & Services 0.0%†
QIAGEN NV *	26,683	477,403

Media 0.1%
Reed Elsevier NV	77,031	973,060
Wolters Kluwer NV	33,548	705,026

		1,678,086

Oil, Gas & Consumable Fuels 1.8%
Royal Dutch Shell PLC, Class A	397,005	11,963,664
Royal Dutch Shell PLC, Class B	301,850	8,818,684

		20,782,348

Professional Services 0.1%
Randstad Holding NV *	12,532	569,388

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	6,377	436,158

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV	48,344	1,439,235

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	8,155	389,472

		53,020,945

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	69,346	410,032

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	224,130	333,601

Electric Utilities 0.0%†
Contact Energy Ltd. *(a)	32,278	133,865

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	66,610	138,304

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	96,292	144,820

		1,160,622

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	21,247	965,647

Commercial Banks 0.1%
DnB NOR ASA	109,534	1,495,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

NORWAY (continued)
Diversified Telecommunication Services 0.1%
Telenor ASA	92,874	$1,458,713

Energy Equipment & Services 0.0%†
Aker Solutions ASA	20,012	290,711

Industrial Conglomerates 0.1%
Orkla ASA	87,497	808,136

Metals & Mining 0.1%
Norsk Hydro ASA	98,777	598,622

Oil, Gas & Consumable Fuels 0.2%
StatoilHydro ASA	124,923	2,614,675

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp. ASA *(a)	58,657	199,313

		8,431,019

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco Comercial Portugues SA, Class R (a)	342,684	298,672
Banco Espirito Santo SA REG	58,241	269,401

		568,073

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	22,687	146,317

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	65,393	869,893

Electric Utilities 0.1%
EDP - Energias de Portugal SA	199,832	685,103

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	24,257	325,322

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	26,401	456,665

Transportation Infrastructure 0.0%†
Brisa Auto-Estradas de Portugal SA	18,929	122,241

		3,173,614

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd. (a)	188,000	479,963

Airlines 0.1%
Singapore Airlines Ltd.	60,866	755,585

Commercial Banks 0.5%
DBS Group Holdings Ltd.	191,500	2,048,772
Overseas-Chinese Banking Corp. Ltd.	272,000	1,828,708
United Overseas Bank Ltd. (a)	137,000	1,905,337

		5,782,817

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	12,000	358,981

Diversified Financial Services 0.1%
Singapore Exchange Ltd. (a)	93,000	637,729

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	891,850	2,128,475

Food & Staples Retailing 0.0%†
Olam International Ltd.	127,600	316,166

Food Products 0.1%
Golden Agri-Resources Ltd.	789,612	342,366
Wilmar International Ltd. (a)	215,294	981,830

		1,324,196

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC *	682,296	965,245

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	108,745	537,198
Keppel Corp. Ltd.	144,000	983,051
SembCorp Industries Ltd.	114,000	377,830

		1,898,079

Machinery 0.0%†
Cosco Corp. Singapore Ltd. (a)	104,000	139,965
SembCorp Marine Ltd.	91,800	274,310

		414,275

Marine 0.0%†
Neptune Orient Lines Ltd. *(a)	92,749	139,616

Media 0.0%†
Singapore Press Holdings Ltd.	164,000	530,040

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	180,466	300,943
CapitaMalls Trust	257,200	420,748

		721,691

Real Estate Management & Development 0.2%
CapitaLand Ltd.	291,097	898,348
CapitaMalls Asia Ltd.	157,300	258,481
City Developments Ltd.	61,000	591,089
Keppel Land Ltd.	73,538	226,517
UOL Group Ltd.	50,000	175,893

		2,150,328

Road & Rail 0.0%†
ComfortDelgro Corp. Ltd.	193,000	222,854

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	63,475	124,652

		18,950,692

SPAIN 3.7%
Airlines 0.0%†
Iberia Lineas Aereas de Espana SA *	56,705	219,149

Biotechnology 0.0%†
Grifols SA	14,246	204,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

SPAIN (continued)
Commercial Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA	398,688	$5,395,099
Banco de Sabadell SA (a)	104,020	521,190
Banco de Valencia SA (a)	22,798	129,905
Banco Popular Espanol SA (a)	98,104	623,507
Banco Santander SA	921,614	11,697,367
Bankinter SA (a)	31,923	222,353

		18,589,421

Construction & Engineering 0.1%
ACS Actividades de Construcciones y Servicios SA (a)	15,884	793,700
Ferrovial SA (a)	50,713	475,611
Fomento de Construcciones y Contratas SA (a)	4,249	117,539

		1,386,850

Diversified Financial Services 0.0%†
Criteria Caixacorp SA (a)	94,841	498,681

Diversified Telecommunication Services 1.0%
Telefonica SA (a)	459,925	11,415,851

Electric Utilities 0.4%
Acciona SA (a)	2,673	226,122
Iberdrola SA	451,989	3,485,331
Red Electrica Corp. SA (a)	12,466	587,080

		4,298,533

Electrical Equipment 0.0%†
Gamesa Corp. Tecnologica SA *(a)	19,155	134,148

Gas Utilities 0.1%
Enagas	20,936	425,169
Gas Natural SDG SA	25,523	381,286

		806,455

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA *	24,876	140,825
Iberdrola Renovables SA	88,842	295,626

		436,451

Information Technology Services 0.0%†
Indra Sistemas SA (a)	9,312	177,894

Insurance 0.0%†
Mapfre SA	91,925	280,265

Machinery 0.0%†
Zardoya Otis SA	14,946	267,837

Media 0.0%†
Gestevision Telecinco SA (a)	10,771	118,600

Metals & Mining 0.0%†
Acerinox SA	10,258	182,818

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	82,031	2,114,698

Specialty Retail 0.2%
Industria de Diseno Textil SA	24,449	1,943,595

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	33,475	624,504

		43,700,290

SWEDEN 3.1%
Building Products 0.1%
Assa Abloy AB, Class B (a)	35,591	899,547

Capital Markets 0.0%†
Ratos AB, Class B	11,413	395,052

Commercial Banks 0.7%
Nordea Bank AB	362,138	3,783,728
Skandinaviska Enskilda Banken AB, Class A	158,062	1,176,657
Svenska Handelsbanken AB, Class A	54,831	1,801,630
Swedbank AB *	80,101	1,115,063

		7,877,078

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	34,378	371,194

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	337,231	3,698,392

Construction & Engineering 0.1%
Skanska AB, Class B (a)	45,285	831,398

Diversified Financial Services 0.1%
Investor AB, Class B	51,707	1,052,775
Kinnevik Investment AB, Class B	24,896	528,211

		1,580,986

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	35,533	745,534
TeliaSonera AB	251,683	2,041,163

		2,786,697

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	22,299	521,404

Household Durables 0.1%
Electrolux AB (a)	27,031	666,422
Husqvarna AB, Class B	42,939	318,731

		985,153

Machinery 0.7%
Alfa Laval AB	38,039	668,936
Atlas Copco AB, Class A	75,181	1,454,049
Atlas Copco AB, Class B	43,806	773,183
Hexagon AB, Class B	21,949	471,594
Sandvik AB	112,972	1,734,598
Scania AB, Class B	35,912	794,598
SKF AB, Class B (a)	43,644	1,006,623
Volvo AB, Class B *	121,923	1,796,593

		8,700,174

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

SWEDEN (continued)
Media 0.0%†
Modern Times Group AB, Class B	5,789	$432,680

Metals & Mining 0.1%
Boliden AB	31,049	471,250
SSAB AB, Class A Shares	18,990	303,255
SSAB AB-B Shares	8,746	122,958

		897,463

Paper & Forest Products 0.1%
Holmen AB, Class B	5,617	173,417
Svenska Cellulosa AB, Class B	64,199	978,428

		1,151,845

Specialty Retail 0.4%
Hennes & Mauritz AB, Class B	114,491	4,155,131

Tobacco 0.1%
Swedish Match AB	26,223	700,594

		35,984,788

SWITZERLAND 8.0%
Biotechnology 0.0%†
Actelion Ltd. REG*	11,799	472,639

Building Products 0.1%
Geberit AG REG	4,369	778,475

Capital Markets 1.2%
Credit Suisse Group AG REG	126,131	5,373,592
GAM Holding AG *	24,569	373,234
Julius Baer Group Ltd.	23,244	846,727
UBS AG REG*	407,494	6,937,885

		13,531,438

Chemicals 0.3%
Givaudan SA REG	932	953,773
Sika AG	232	428,314
Syngenta AG REG	10,591	2,634,638

		4,016,725

Computers & Peripherals 0.0%†
Logitech International SA REG*(a)	21,736	379,499

Construction Materials 0.2%
Holcim Ltd. REG*	27,471	1,765,274

Diversified Financial Services 0.0%†
Pargesa Holding SA	2,819	205,910

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,611	1,054,240

Electrical Equipment 0.4%
ABB Ltd. REG*	247,782	5,231,911

Food Products 1.8%
Aryzta AG	9,112	398,686
Lindt & Spruengli AG	90	216,023
Lindt & Spruengli AG REG(a)	12	335,117
Nestle SA REG	388,247	20,696,454

		21,646,280

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG REG	14,223	255,729
Sonova Holding AG REG	5,156	630,304
Straumann Holding AG REG(a)	883	197,099

		1,083,132

Insurance 0.6%
Baloise Holding AG REG	5,365	484,065
Swiss Life Holding AG REG*	3,588	408,820
Swiss Reinsurance Co. Ltd. REG	39,473	1,731,516
Zurich Financial Services AG	16,588	3,888,725

		6,513,126

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG	5,181	442,865

Machinery 0.1%
Schindler Holding AG REG	2,264	242,019
Schindler Holding AG	5,493	589,672

		831,691

Marine 0.1%
Kuehne + Nagel International AG REG	5,923	711,806

Metals & Mining 0.4%
Xstrata PLC	230,367	4,412,752

Pharmaceuticals 2.1%
Novartis AG REG	236,264	13,598,870
Roche Holding AG	78,664	10,748,024

		24,346,894

Professional Services 0.1%
Adecco SA REG	14,087	736,453
SGS SA REG	622	1,005,666

		1,742,119

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	74,122	567,190

Textiles, Apparel & Luxury Goods 0.4%
Compagnie Financiere Richemont SA, Class A	58,451	2,820,195
Swatch Group AG, (The)	3,454	1,301,125
Swatch Group AG, (The) REG	4,600	318,400

		4,439,720

		94,173,686

UNITED KINGDOM 18.6%
Aerospace & Defense 0.4%
BAE Systems PLC	385,749	2,077,262
Cobham PLC	132,797	482,283
Rolls-Royce Group PLC *	207,818	1,973,725

		4,533,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Airlines 0.0%†
British Airways PLC *(a)	64,599	$246,623

Beverages 0.7%
Diageo PLC	280,529	4,828,058
SABMiller PLC	106,355	3,404,813

		8,232,871

Capital Markets 0.2%
3I Group PLC	111,279	501,643
ICAP PLC	61,437	416,595
Investec PLC	55,241	441,488
Man Group PLC	197,689	681,155
Schroders PLC	11,885	268,724

		2,309,605

Chemicals 0.1%
Johnson Matthey PLC	24,118	667,690

Commercial Banks 3.4%
Barclays PLC	1,281,219	6,022,103
HSBC Holdings PLC	1,960,520	19,832,554
Lloyds Banking Group PLC *	4,573,507	5,305,992
Royal Bank of Scotland Group PLC *	1,945,758	1,443,270
Standard Chartered PLC	229,342	6,585,444

		39,189,363

Commercial Services & Supplies 0.2%
Aggreko PLC	28,439	702,475
Babcock International Group PLC	42,404	379,848
G4S PLC	155,255	622,268
Serco Group PLC	55,793	539,312

		2,243,903

Construction & Engineering 0.0%†
Balfour Beatty PLC	80,773	339,938

Containers & Packaging 0.0%†
Rexam PLC	94,694	457,344

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	18,457	197,534

Diversified Telecommunication Services 0.2%
BT Group PLC	868,250	1,907,736
Cable & Wireless Worldwide PLC	286,594	331,130
Inmarsat PLC	49,638	518,209

		2,757,075

Electric Utilities 0.2%
Scottish & Southern Energy PLC	103,462	1,818,290

Energy Equipment & Services 0.1%
Amec PLC	37,213	576,859
Petrofac Ltd.	28,497	614,451

		1,191,310

Food & Staples Retailing 0.7%
J Sainsbury PLC	132,757	815,695
Tesco PLC	898,187	5,991,451
WM Morrison Supermarkets PLC	237,770	1,105,819

		7,912,965

Food Products 0.4%
Associated British Foods PLC	40,071	660,641
Unilever PLC	143,716	4,159,623

		4,820,264

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	101,555	926,030

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	19,454	767,222
Compass Group PLC	210,547	1,756,763
Intercontinental Hotels Group PLC	32,591	581,948
Thomas Cook Group PLC	94,875	256,447
Tui Travel PLC	62,994	212,198
Whitbread PLC	19,924	508,979

		4,083,557

Household Products 0.3%
Reckitt Benckiser Group PLC	68,995	3,800,069

Independent Power Producers & Energy Traders 0.1%
International Power PLC	170,857	1,040,860

Industrial Conglomerates 0.1%
Smiths Group PLC	42,719	819,375

Insurance 0.8%
Admiral Group PLC	22,137	580,124
Aviva PLC	314,170	1,969,370
Legal & General Group PLC	663,644	1,079,442
Old Mutual PLC	608,250	1,327,472
Prudential PLC	284,322	2,841,193
RSA Insurance Group PLC	386,436	794,039
Standard Life PLC	257,384	935,973

		9,527,613

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	90,261	292,475

Machinery 0.0%†
Invensys PLC	87,998	413,172

Media 0.4%
British Sky Broadcasting Group PLC	127,768	1,419,919
ITV PLC *	427,235	400,981
Pearson PLC	90,805	1,408,116
Reed Elsevier PLC	135,896	1,149,135

		4,378,151

Metals & Mining 2.2%
Anglo-American PLC	147,662	5,861,342
Antofagasta PLC	44,743	869,784
BHP Billiton PLC	247,120	7,881,267
Eurasian Natural Resources Corp. PLC	28,213	407,628
Kazakhmys PLC	23,529	536,762
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Metals & Mining (continued)
Lonmin PLC *	17,315	$454,295
Rio Tinto PLC	162,310	9,508,679
Vedanta Resources PLC	13,751	468,084

		25,987,841

Multi-Utilities 0.6%
Centrica PLC	576,167	2,929,065
National Grid PLC	387,690	3,288,483
United Utilities Group PLC	74,446	670,040

		6,887,588

Multiline Retail 0.2%
Marks & Spencer Group PLC	177,543	1,084,475
Next PLC	20,672	720,639

		1,805,114

Oil, Gas & Consumable Fuels 2.1%
BG Group PLC	378,616	6,666,351
BP PLC	2,103,755	14,394,043
Cairn Energy PLC *	156,784	1,118,875
Tullow Oil PLC	99,243	1,986,655

		24,165,924

Pharmaceuticals 1.7%
AstraZeneca PLC	161,453	8,195,433
GlaxoSmithKline PLC	581,406	11,468,173

		19,663,606

Professional Services 0.1%
Capita Group PLC (The)	69,437	858,003
Intertek Group PLC	18,180	523,665

		1,381,668

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	99,472	727,384
Capital Shopping Centres Group PLC (a)	49,146	284,129
Hammerson PLC	80,859	501,263
Land Securities Group PLC	85,983	865,201
Segro PLC	80,442	345,617

		2,723,594

Road & Rail 0.0%†
Firstgroup PLC	57,601	328,507

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	147,477	917,453

Software 0.1%
Autonomy Corp. PLC *	23,875	680,356
Sage Group PLC (The)	145,338	631,430

		1,311,786

Specialty Retail 0.1%
Kingfisher PLC	265,120	976,959

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	47,881	783,680

Tobacco 1.0%
British American Tobacco PLC	223,576	8,349,616
Imperial Tobacco Group PLC	114,016	3,401,177

		11,750,793

Trading Companies & Distributors 0.1%
Bunzl PLC	38,222	455,866
Wolseley PLC *	31,327	787,633

		1,243,499

Water Utilities 0.0%†
Severn Trent PLC	26,189	538,998

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	5,897,449	14,551,116

		217,217,473

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	6,658	770,628

Total Common Stocks (cost $1,235,880,206)		1,146,747,139

Preferred Stocks 0.4%

		Market
	Shares	Value

GERMANY 0.4%(a)
Automobiles 0.3%
Bayerische Motoren Werke AG (a)	6,354	296,457
Porsche Automobil Holding SE	9,544	471,970
Volkswagen AG	19,066	2,299,977

		3,068,404
Health Care Equipment & Supplies 0.0%†
Fresenius SE	8,818	712,158

Household Products 0.1%
Henkel AG & Co. KGaA	19,961	1,072,056

Multi-Utilities 0.0%†
RWE AG (a)	4,074	259,574

Total Preferred Stocks (cost $5,289,601)		5,112,192

Rights 0.1%

	Number of	Market
	Rights	Value

AUSTRIA 0.0%
Real Estate Investment Trust (REIT) 0.0%
Immoeast AG0*(a)(b)	51,561	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
Rights (continued)

	Number of	Market
	Rights	Value

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd. 10/21/2010*	63,566	38,995

FRANCE 0.0%†
Auto Components 0.0%†
Cie Generale des Etablissements Michelin 10/13/2010*	16,520	46,123

GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG 10/5/2010*	66,240	320,571

GREECE 0.0%†
Commercial Banks 0.0%†
National Bank of Greece SA 10/11/2010*	127,086	88,358

Total Rights (cost $-)		494,047

Mutual Fund 4.5%

		Market
	Shares	Value

Money Market Fund 4.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (c)	52,992,107	$52,992,107

Total Mutual Fund (cost $52,992,107)		52,992,107

Repurchase Agreements 9.9%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 9/30/10, due 10/1/10, repurchase price $51,425,094, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%-6.50%, maturing 02/20/17-09/20/60; total market value of $52,453,173. (d)	$51,424,680	$51,424,680

Morgan Stanley, 0.30%,dated 9/30/10, due 10/1/10, repurchase price $50,000,417, collateralized by U.S. Agency Mortgage Securities ranging from 0.00%-6.51%, maturing 07/01/17- 09/01/40; total market value of $51,000,000. (d)	50,000,000	50,000,000

Barclays Capital, 0.24%, dated 9/30/10, due 10/1/10, repurchase price $15,000,100, collateralized by U.S. Treasury Securities ranging from 1.38%-3.75%, maturing 09/15/12-11/15/18; total market value of $15,300,001. (d)	15,000,000	15,000,000

Total Repurchase Agreements (cost $116,424,680)		116,424,680

Total Investments (cost $1,410,586,594) (e) — 112.9%		1,321,770,165

Liabilities in excess of other assets — (12.9)%		(151,240,087)

NET ASSETS — 100.0%		$1,170,530,078

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $110,870,265.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of September 30, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2010 was $116,424,680.

(e)	At September 30, 2010, the tax basis cost of the Fund’s investments was $1,413,514,449, tax unrealized appreciation and depreciation were $78,472,006 and $(170,216,290), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited Partnership with shares
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PPS	Price Protected Shares

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

VVPR	Belgian Dividend Coupon
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
At September 30, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value	Unrealized
of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

122	DJ Euro STOXX 50	12/17/10	$4,553,746	$(54,417)
17	E-Mini MSCI EAFE Index	12/17/10	1,323,110	19,759
46	FTSE 100 Index	12/17/10	3,995,694	(8,140)
8	SPI 200 Index	12/16/10	889,226	(13,848)
30	Topix Index	12/09/10	2,970,172	(52,967)

			$13,731,948	$(109,613)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$—	$1,146,747,139	$—	$1,146,747,139
Futures Contracts	19,759	—	—	19,759
Mutual Fund	52,992,107	—	—	52,992,107
Preferred Stocks	—	5,112,192	—	5,112,192
Repurchase Agreements	—	116,424,680	—	116,424,680
Rights	—	494,047	—	494,047

Total Assets	53,011,866	1,268,778,058	—	1,321,789,924

Liabilities:

Futures Contracts	(129,372)	—	—	(129,372)

Total Liabilities	(129,372)	—	—	(129,372)

Total	$52,882,494	$1,268,778,058	$—	$1,321,660,552

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

	Common Stocks	Rights	Total

Balance as of 12/31/09	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Net Purchases/(Sales)	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/10	$—	$—	$—

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT International Index Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Liabilities:
Forward foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	$(109,613)

Total		$(109,613)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks 98.7%

		Market
	Shares	Value

Aerospace & Defense 0.5%
Alliant Techsystems, Inc. *	35,954	$2,710,932
BE Aerospace, Inc. *	110,801	3,358,378

		6,069,310

Airlines 0.4%
AirTran Holdings, Inc. *	146,627	1,077,708
Alaska Air Group, Inc. *	38,790	1,979,454
JetBlue Airways Corp. *(a)	218,146	1,459,397

		4,516,559

Auto Components 0.9%
BorgWarner, Inc. *	123,506	6,498,886
Gentex Corp.	151,591	2,957,540

		9,456,426

Automobiles 0.1%
Thor Industries, Inc.	42,350	1,414,490

Beverages 0.3%
Hansen Natural Corp. *	74,487	3,472,584

Biotechnology 1.0%
United Therapeutics Corp. *(a)	53,805	3,013,618
Vertex Pharmaceuticals, Inc. *(a)	219,716	7,595,582

		10,609,200

Building Products 0.2%
Lennox International, Inc. (a)	49,525	2,064,697

Capital Markets 2.2%
Affiliated Managers Group, Inc. *	55,348	4,317,698
Apollo Investment Corp.	210,608	2,154,520
Eaton Vance Corp. (a)	127,960	3,715,958
Greenhill & Co., Inc. (a)	27,451	2,177,413
Jefferies Group, Inc. (a)	133,889	3,037,942
Raymond James Financial, Inc. (a)	107,877	2,732,524
SEI Investments Co.	159,243	3,239,003
Waddell & Reed Financial, Inc., Class A	92,545	2,532,031

		23,907,089

Chemicals 3.4%
Albemarle Corp.	98,890	4,629,041
Ashland, Inc.	85,278	4,159,008
Cabot Corp.	70,763	2,304,751
Cytec Industries, Inc.	53,135	2,995,751
Intrepid Potash, Inc. *(a)	47,981	1,250,865
Lubrizol Corp.	73,120	7,748,527
Minerals Technologies, Inc. (a)	20,101	1,184,351
NewMarket Corp. (a)	10,752	1,222,287
Olin Corp. (a)	85,767	1,729,063
RPM International, Inc. (a)	140,826	2,805,254
Scotts Miracle-Gro Co. (The), Class A (a)	50,040	2,588,569
Sensient Technologies Corp.	53,782	1,639,813
Valspar Corp. (a)	106,659	3,397,089

		37,654,369

Commercial Banks 3.4%
Associated Banc-Corp. (a)	187,344	2,471,067
BancorpSouth, Inc. (a)	79,545	1,127,948
Bank of Hawaii Corp. (a)	52,275	2,348,193
Cathay General Bancorp (a)	85,017	1,010,852
City National Corp. (a)	50,224	2,665,388
Commerce Bancshares, Inc.	80,370	3,021,108
Cullen/Frost Bankers, Inc. (a)	65,723	3,540,498
FirstMerit Corp.	117,820	2,158,462
Fulton Financial Corp.	215,292	1,950,546
International Bancshares Corp. (a)	57,319	968,118
PacWest Bancorp (a)	34,038	648,764
Prosperity Bancshares, Inc. (a)	50,496	1,639,605
SVB Financial Group *(a)	45,425	1,922,386
Synovus Financial Corp. (a)	850,239	2,091,588
TCF Financial Corp. (a)	137,235	2,221,835
Trustmark Corp. (a)	61,569	1,338,510
Valley National Bancorp (a)	174,502	2,251,076
Webster Financial Corp. (a)	71,378	1,253,398
Westamerica Bancorp (a)	31,560	1,719,704
Wilmington Trust Corp. (a)	99,106	889,972

		37,239,018

Commercial Services & Supplies 1.6%
Brink’s Co. (The) (a)	50,805	1,168,515
Clean Harbors, Inc. *(a)	24,796	1,679,929
Copart, Inc. *(a)	77,641	2,559,824
Corrections Corp of America *(a)	119,664	2,953,308
Deluxe Corp. (a)	55,627	1,064,144
Herman Miller, Inc. (a)	61,785	1,215,929
HNI Corp.	48,773	1,402,711
Mine Safety Appliances Co. (a)	33,381	904,625
Rollins, Inc.	45,887	1,072,838
Waste Connections, Inc. *	83,719	3,320,296

		17,342,119

Communications Equipment 1.9%
ADC Telecommunications, Inc. *	109,624	1,388,936
ADTRAN, Inc. (a)	67,824	2,394,187
Ciena Corp. *(a)	101,332	1,577,739
CommScope, Inc. *	102,586	2,435,392
F5 Networks, Inc. *	87,167	9,048,806
Plantronics, Inc. (a)	51,626	1,743,927
Polycom, Inc. *	92,353	2,519,390

		21,108,377

Computers & Peripherals 0.4%
Diebold, Inc. (a)	71,145	2,211,898
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Computers & Peripherals (continued)
NCR Corp. *	173,831	$2,369,317

		4,581,215

Construction & Engineering 1.3%
Aecom Technology Corp. *	125,791	3,051,690
Granite Construction, Inc. (a)	36,940	840,015
KBR, Inc.	169,269	4,170,788
Shaw Group, Inc. (The) *	91,468	3,069,666
URS Corp. *	90,751	3,446,723

		14,578,882

Construction Materials 0.3%
Martin Marietta Materials, Inc. (a)	49,309	3,795,314

Consumer Finance 0.2%
AmeriCredit Corp. *	106,391	2,602,324

Containers & Packaging 1.6%
AptarGroup, Inc.	73,065	3,336,879
Greif, Inc., Class A	33,706	1,983,261
Packaging Corp. of America	112,234	2,600,462
Rock-Tenn Co., Class A (a)	42,190	2,101,484
Silgan Holdings, Inc.	58,129	1,842,689
Sonoco Products Co. (a)	109,028	3,645,896
Temple-Inland, Inc.	116,717	2,177,939

		17,688,610

Distributors 0.3%
LKQ Corp. *	155,055	3,225,144

Diversified Consumer Services 1.3%
Career Education Corp. *(a)	71,282	1,530,425
Corinthian Colleges, Inc. *(a)	95,458	670,115
ITT Educational Services, Inc. *(a)	29,830	2,096,154
Matthews International Corp., Class A	32,243	1,140,113
Regis Corp.	62,319	1,192,162
Service Corp. International (a)	267,309	2,304,204
Sotheby’s	72,581	2,672,432
Strayer Education, Inc. (a)	15,042	2,624,829

		14,230,434

Diversified Financial Services 0.4%
MSCI, Inc., Class A *	127,594	4,237,397

Diversified Telecommunication Services 0.3%
Cincinnati Bell, Inc. *(a)	218,148	582,455
tw telecom, Inc. *(a)	164,173	3,048,693

		3,631,148

Electric Utilities 1.8%
Cleco Corp. (a)	65,772	1,948,167
DPL, Inc.	128,832	3,366,380
Great Plains Energy, Inc.	146,827	2,775,030
Hawaiian Electric Industries, Inc.	101,461	2,286,931
IDACORP, Inc. (a)	52,184	1,874,449
NV Energy, Inc.	254,658	3,348,753
PNM Resources, Inc.	93,845	1,068,894
Westar Energy, Inc. (a)	120,003	2,907,673

		19,576,277

Electrical Equipment 1.8%
Acuity Brands, Inc. (a)	47,161	2,086,403
Ametek, Inc.	115,368	5,511,129
Baldor Electric Co.	50,879	2,055,512
Hubbell, Inc., Class B (a)	64,938	3,295,603
Regal-Beloit Corp.	41,768	2,451,364
Thomas & Betts Corp. *	56,608	2,322,060
Woodward Governor Co. (a)	63,486	2,058,216

		19,780,287

Electronic Equipment, Instruments & Components 2.2%
Arrow Electronics, Inc. *(a)	127,612	3,411,068
Avnet, Inc. *	164,478	4,442,551
Ingram Micro, Inc., Class A *	169,708	2,861,277
Itron, Inc. *	43,730	2,677,588
National Instruments Corp.	63,664	2,079,266
Tech Data Corp. *	50,476	2,034,183
Trimble Navigation Ltd. *(a)	129,073	4,522,718
Vishay Intertechnology, Inc. *(a)	202,140	1,956,715

		23,985,366

Energy Equipment & Services 2.1%
Atwood Oceanics, Inc. *(a)	60,705	1,848,467
Exterran Holdings, Inc. *(a)	68,445	1,554,386
Helix Energy Solutions Group, Inc. *(a)	114,175	1,271,909
Oceaneering International, Inc. *	58,644	3,158,566
Patterson-UTI Energy, Inc.	166,957	2,851,626
Pride International, Inc. *(a)	190,263	5,599,440
Superior Energy Services, Inc. *	85,344	2,277,831
Tidewater, Inc.	55,670	2,494,573
Unit Corp. *(a)	42,997	1,603,358

		22,660,156

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc. *	59,112	2,453,148
Ruddick Corp.	46,027	1,596,216

		4,049,364

Food Products 1.6%
Corn Products International, Inc.	81,513	3,056,738
Flowers Foods, Inc. (a)	82,623	2,052,355
Green Mountain Coffee Roasters, Inc. *(a)	124,343	3,878,258
Lancaster Colony Corp. (a)	20,980	996,550
Ralcorp Holdings, Inc. *	59,470	3,477,806
Smithfield Foods, Inc. *(a)	179,812	3,026,236
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Food Products (continued)
Tootsie Roll Industries, Inc. (a)	26,500	$659,320

		17,147,263

Gas Utilities 2.1%
AGL Resources, Inc.	84,410	3,237,967
Atmos Energy Corp.	97,647	2,856,175
Energen Corp.	77,854	3,559,485
National Fuel Gas Co. (a)	88,789	4,600,158
Questar Corp.	190,154	3,333,400
UGI Corp.	119,085	3,407,022
WGL Holdings, Inc. (a)	55,071	2,080,582

		23,074,789

Health Care Equipment & Supplies 3.9%
Beckman Coulter, Inc. (a)	75,002	3,659,348
Edwards Lifesciences Corp. *	122,788	8,232,935
Gen-Probe, Inc. *(a)	52,723	2,554,957
Hill-Rom Holdings, Inc.	68,768	2,468,084
Hologic, Inc. *	280,709	4,494,151
IDEXX Laboratories, Inc. *(a)	62,505	3,857,809
Immucor, Inc. *(a)	75,781	1,502,737
Kinetic Concepts, Inc. *	67,697	2,476,356
Masimo Corp. (a)	63,701	1,739,674
ResMed, Inc. *(a)	163,963	5,379,626
STERIS Corp. (a)	64,518	2,143,288
Teleflex, Inc.	43,244	2,455,394
Thoratec Corp. *	63,317	2,341,463

		43,305,822

Health Care Providers & Services 3.3%
Community Health Systems, Inc. *	102,240	3,166,373
Health Management Associates, Inc., Class A *	271,428	2,079,138
Health Net, Inc. *	105,522	2,869,143
Henry Schein, Inc. *(a)	99,131	5,807,094
Kindred Healthcare, Inc. *(a)	42,726	556,293
LifePoint Hospitals, Inc. *(a)	58,728	2,059,004
Lincare Holdings, Inc.	106,236	2,665,461
MEDNAX, Inc. *	51,601	2,750,333
Omnicare, Inc. (a)	127,982	3,056,210
Owens & Minor, Inc.	68,594	1,952,185
Psychiatric Solutions, Inc. *	61,991	2,079,798
Universal Health Services, Inc., Class B	105,296	4,091,803
VCA Antech, Inc. *(a)	93,111	1,963,711
WellCare Health Plans, Inc. *(a)	46,020	1,332,739

		36,429,285

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	177,602	3,280,309

Hotels, Restaurants & Leisure 2.3%
Bally Technologies, Inc. *	58,419	2,041,744
Bob Evans Farms, Inc. (a)	32,905	923,643
Boyd Gaming Corp. *(a)	60,638	439,625
Brinker International, Inc.	110,007	2,074,732
Burger King Holdings, Inc.	100,075	2,389,791
Cheesecake Factory, Inc. (The) *(a)	64,429	1,705,436
Chipotle Mexican Grill, Inc. *	33,697	5,795,884
International Speedway Corp., Class A	31,714	773,822
Life Time Fitness, Inc. *(a)	45,341	1,789,609
Panera Bread Co., Class A *(a)	33,702	2,986,334
Scientific Games Corp., Class A *(a)	68,278	662,297
Wendy’s/Arby’s Group, Inc., Class A	348,784	1,579,991
WMS Industries, Inc. *(a)	62,924	2,395,517

		25,558,425

Household Durables 1.6%
American Greetings Corp., Class A (a)	43,325	805,412
KB Home (a)	78,167	885,632
M.D.C. Holdings, Inc. (a)	40,834	1,185,411
Mohawk Industries, Inc. *	60,921	3,247,089
NVR, Inc. *(a)	6,336	4,102,750
Ryland Group, Inc. (a)	47,751	855,698
Toll Brothers, Inc. *	156,310	2,973,016
Tupperware Brands Corp.	68,339	3,127,193

		17,182,201

Household Products 0.9%
Church & Dwight Co., Inc.	76,920	4,995,185
Energizer Holdings, Inc. *	76,026	5,111,228

		10,106,413

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc. *	110,986	540,502

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	66,041	1,977,928

Information Technology Services 2.9%
Acxiom Corp. *(a)	86,651	1,374,285
Alliance Data Systems Corp. *(a)	57,010	3,720,473
Broadridge Financial Solutions, Inc.	137,269	3,139,342
Convergys Corp. *(a)	134,360	1,404,062
CoreLogic, Inc.	112,776	2,160,788
DST Systems, Inc.	38,977	1,747,729
Gartner, Inc. *	78,451	2,309,597
Global Payments, Inc.	86,342	3,703,208
Hewitt Associates, Inc., Class A *	102,926	5,190,558
Lender Processing Services, Inc.	100,814	3,350,049
Mantech International Corp., Class A *	24,346	964,102
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Information Technology Services (continued)
NeuStar, Inc., Class A *	81,258	$2,020,074
SRA International, Inc., Class A *	46,216	911,380

		31,995,647

Insurance 4.2%
American Financial Group, Inc.	85,703	2,620,798
Arthur J Gallagher & Co. (a)	113,947	3,004,782
Brown & Brown, Inc.	126,273	2,549,452
Everest Re Group Ltd.	60,922	5,267,925
Fidelity National Financial, Inc., Class A	246,724	3,876,034
First American Financial Corp. (a)	112,778	1,684,903
Hanover Insurance Group, Inc. (The) (a)	48,646	2,286,362
HCC Insurance Holdings, Inc.	124,777	3,255,432
Mercury General Corp.	38,569	1,576,315
Old Republic International Corp. (a)	279,588	3,872,294
Protective Life Corp. (a)	92,773	2,018,741
Reinsurance Group of America, Inc.	79,241	3,826,548
StanCorp Financial Group, Inc.	50,607	1,923,066
Transatlantic Holdings, Inc.	69,048	3,509,019
Unitrin, Inc.	54,315	1,324,743
W.R. Berkley Corp.	131,835	3,568,773

		46,165,187

Internet & Catalog Retail 0.7%
Netflix, Inc. *(a)	47,075	7,633,682

Internet Software & Services 1.2%
AOL, Inc. *(a)	115,614	2,861,447
Digital River, Inc. *	42,926	1,461,201
Equinix, Inc. *(a)	49,383	5,054,350
Rackspace Hosting, Inc. *	103,952	2,700,673
ValueClick, Inc. *	88,581	1,158,639

		13,236,310

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A *	20,975	1,898,447
Charles River Laboratories International, Inc. *(a)	71,762	2,378,910
Covance, Inc. *	70,143	3,281,991
Furiex Pharmaceuticals, Inc. *	33	372
Mettler-Toledo International, Inc. *	36,186	4,502,986
Pharmaceutical Product Development, Inc.	128,693	3,190,300
Techne Corp. (a)	40,121	2,476,669

		17,729,675

Machinery 5.8%
AGCO Corp. *(a)	100,770	3,931,038
Bucyrus International, Inc.	87,754	6,085,740
Crane Co.	50,358	1,910,583
Donaldson Co., Inc. (a)	82,754	3,900,196
Gardner Denver, Inc.	56,651	3,041,026
Graco, Inc. (a)	65,250	2,070,382
Harsco Corp. (a)	87,153	2,142,221
IDEX Corp. (a)	88,236	3,133,260
Joy Global, Inc.	111,874	7,866,980
Kennametal, Inc. (a)	88,754	2,745,161
Lincoln Electric Holdings, Inc. (a)	45,960	2,657,407
Nordson Corp.	36,779	2,710,244
Oshkosh Corp. *	98,052	2,696,430
Pentair, Inc. (a)	106,908	3,595,316
SPX Corp.	54,140	3,425,979
Terex Corp. *(a)	117,732	2,698,417
Timken Co.	86,971	3,336,208
Trinity Industries, Inc.	86,366	1,923,371
Valmont Industries, Inc. (a)	23,103	1,672,657
Wabtec Corp. (a)	51,905	2,480,540

		64,023,156

Marine 0.4%
Alexander & Baldwin, Inc. (a)	44,589	1,553,481
Kirby Corp. *(a)	58,432	2,340,786

		3,894,267

Media 0.7%
DreamWorks Animation SKG, Inc., Class A *(a)	77,561	2,474,972
Harte-Hanks, Inc. (a)	41,994	490,070
John Wiley & Sons, Inc., Class A	50,256	2,053,460
Lamar Advertising Co., Class A *(a)	61,963	1,971,663
Scholastic Corp. (a)	30,132	838,272

		7,828,437

Metals & Mining 1.0%
Carpenter Technology Corp. (a)	47,613	1,605,034
Commercial Metals Co. (a)	123,791	1,793,732
Reliance Steel & Aluminum Co.	80,440	3,340,673
Steel Dynamics, Inc. (a)	234,864	3,313,931
Worthington Industries, Inc.	62,053	932,657

		10,986,027

Multiline Retail 0.8%
99 Cents Only Stores *(a)	50,588	955,102
Dollar Tree, Inc. *(a)	137,525	6,705,719
Saks, Inc. *(a)	174,254	1,498,584

		9,159,405

Multi-Utilities 1.9%
Alliant Energy Corp. (a)	120,012	4,362,436
Black Hills Corp.	42,452	1,324,502
MDU Resources Group, Inc.	203,818	4,066,169
NSTAR	112,204	4,415,228
OGE Energy Corp.	105,472	4,205,169
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Multi-Utilities (continued)
Vectren Corp. (a)	88,113	$2,279,483

		20,652,987

Office Electronics 0.2%
Zebra Technologies Corp., Class A *(a)	61,387	2,065,059

Oil, Gas & Consumable Fuels 3.7%
Arch Coal, Inc.	175,995	4,700,826
Bill Barrett Corp. *	49,787	1,792,332
Cimarex Energy Co.	91,093	6,028,535
Comstock Resources, Inc. *(a)	51,234	1,152,253
Forest Oil Corp. *	122,755	3,645,824
Frontier Oil Corp.	114,437	1,533,456
Mariner Energy, Inc. *	111,707	2,706,661
Newfield Exploration Co. *	144,728	8,313,176
Overseas Shipholding Group, Inc.	28,989	994,902
Patriot Coal Corp. *(a)	86,683	989,053
Plains Exploration & Production Co. *	151,751	4,047,199
Quicksilver Resources, Inc. *	127,294	1,603,904
Southern Union Co.	134,832	3,244,058

		40,752,179

Paper & Forest Products 0.1%
Louisiana-Pacific Corp. *	139,907	1,059,096

Personal Products 0.7%
Alberto-Culver Co.	92,964	3,500,095
NBTY, Inc. *	68,693	3,776,741

		7,276,836

Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc. *(a)	125,014	4,155,465
Medicis Pharmaceutical Corp., Class A	65,167	1,932,201
Perrigo Co.	89,389	5,740,562
Valeant Pharmaceuticals International, Inc. (a)	—	0

		11,828,228

Professional Services 1.0%
Corporate Executive Board Co. (The)	37,109	1,171,160
FTI Consulting, Inc. *(a)	50,698	1,758,714
Korn/Ferry International *(a)	50,112	828,853
Manpower, Inc.	89,076	4,649,767
Navigant Consulting, Inc. *(a)	54,224	630,625
Towers Watson & Co., Class A	49,030	2,411,295

		11,450,414

Real Estate Investment Trusts (REITs) 7.8%
Alexandria Real Estate Equities, Inc. (a)	59,030	4,132,100
AMB Property Corp.	182,281	4,824,978
BRE Properties, Inc.	69,349	2,877,984
Camden Property Trust (a)	72,551	3,480,271
Corporate Office Properties Trust SBI MD (a)	64,212	2,395,750
Cousins Properties, Inc. (a)	111,107	793,304
Duke Realty Corp.	272,480	3,158,043
Equity One, Inc.	45,056	760,545
Essex Property Trust, Inc.	32,852	3,595,323
Federal Realty Investment Trust (a)	66,530	5,432,840
Highwoods Properties, Inc. (a)	77,565	2,518,536
Hospitality Properties Trust	133,646	2,984,315
Liberty Property Trust (a)	123,209	3,930,367
Macerich Co. (The) (a)	140,931	6,052,986
Mack-Cali Realty Corp.	85,998	2,812,995
Nationwide Health Properties, Inc.	134,055	5,183,907
Omega Healthcare Investors, Inc. (a)	102,645	2,304,380
Potlatch Corp. (a)	43,302	1,472,268
Rayonier, Inc.	86,931	4,356,982
Realty Income Corp. (a)	119,027	4,013,590
Regency Centers Corp. (a)	88,665	3,499,608
Senior Housing Properties Trust	138,005	3,243,117
SL Green Realty Corp.	84,724	5,365,571
UDR, Inc.	194,306	4,103,743
Weingarten Realty Investors (a)	130,393	2,845,175

		86,138,678

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc. (a)	46,182	3,984,121

Road & Rail 1.1%
Con-way, Inc. (a)	58,959	1,827,139
J.B. Hunt Transport Services, Inc.	96,163	3,336,856
Kansas City Southern *	111,085	4,155,690
Landstar System, Inc.	53,972	2,084,399
Werner Enterprises, Inc. (a)	47,964	982,782

		12,386,866

Semiconductors & Semiconductor Equipment 2.8%
Atmel Corp. *(a)	499,920	3,979,363
Cree, Inc. *(a)	117,055	6,354,916
Fairchild Semiconductor International, Inc. *	135,056	1,269,527
Integrated Device Technology, Inc. *	171,686	1,004,363
International Rectifier Corp. *(a)	76,158	1,606,172
Intersil Corp., Class A	134,093	1,567,547
Lam Research Corp. *	134,505	5,629,034
RF Micro Devices, Inc. *(a)	295,609	1,815,039
Semtech Corp. *(a)	67,249	1,357,758
Silicon Laboratories, Inc. *	48,334	1,771,441
Skyworks Solutions, Inc. *(a)	193,494	4,001,456

		30,356,616

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Software 4.1%
ACI Worldwide, Inc. *(a)	36,110	$808,503
Advent Software, Inc. *(a)	17,162	895,685
ANSYS, Inc. *	98,455	4,159,724
Cadence Design Systems, Inc. *	288,353	2,200,133
FactSet Research Systems, Inc.	50,179	4,071,022
Fair Isaac Corp. (a)	45,164	1,113,744
Informatica Corp. *	100,241	3,850,257
Jack Henry & Associates, Inc. (a)	93,042	2,372,571
Mentor Graphics Corp. *(a)	118,375	1,251,224
MICROS Systems, Inc. *	86,768	3,672,890
Parametric Technology Corp. *	124,937	2,441,269
Quest Software, Inc. *	66,495	1,635,112
Rovi Corp. *	111,737	5,632,662
Solera Holdings, Inc.	75,889	3,351,258
Synopsys, Inc. *	160,918	3,985,939
TIBCO Software, Inc. *(a)	177,560	3,149,914

		44,591,907

Specialty Retail 3.9%
Aaron’s, Inc. (a)	78,947	1,456,572
Advance Auto Parts, Inc.	91,278	5,356,193
Aeropostale, Inc. *(a)	100,134	2,328,116
American Eagle Outfitters, Inc.	211,800	3,168,528
AnnTaylor Stores Corp. *	63,930	1,293,943
Barnes & Noble, Inc. (a)	42,204	684,127
Chico’s FAS, Inc.	194,050	2,041,406
Coldwater Creek, Inc. *(a)	64,914	342,097
Collective Brands, Inc. *(a)	69,709	1,125,103
Dick’s Sporting Goods, Inc. *(a)	95,388	2,674,680
Dress Barn, Inc. (The) *	74,854	1,777,782
Foot Locker, Inc.	168,608	2,449,874
Guess?, Inc.	68,605	2,787,421
J Crew Group, Inc. *(a)	69,035	2,320,957
PetSmart, Inc.	128,418	4,494,630
Rent-A-Center, Inc.	71,458	1,599,230
Tractor Supply Co.	78,635	3,118,664
Williams-Sonoma, Inc.	117,156	3,713,845

		42,733,168

Textiles, Apparel & Luxury Goods 1.4%
Fossil, Inc. *	57,435	3,089,429
Hanesbrands, Inc. *	103,612	2,679,406
Phillips-Van Heusen Corp.	71,830	4,321,293
Timberland Co. (The), Class A *	43,581	863,340
Under Armour, Inc., Class A *(a)	38,038	1,713,231
Warnaco Group, Inc. (The) *(a)	48,247	2,466,869

		15,133,568

Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp. (a)	89,025	1,213,411
First Niagara Financial Group, Inc. (a)	226,416	2,637,746
New York Community Bancorp, Inc. (a)	471,800	7,666,750
NewAlliance Bancshares, Inc.	113,787	1,435,992
Washington Federal, Inc.	121,808	1,858,790

		14,812,689

Tobacco 0.1%
Universal Corp. (a)	26,153	1,048,474

Trading Companies & Distributors 0.5%
GATX Corp. (a)	50,138	1,470,046
MSC Industrial Direct Co., Class A	48,241	2,606,944
United Rentals, Inc. *(a)	65,536	972,554

		5,049,544

Water Utilities 0.3%
Aqua America, Inc. (a)	148,666	3,032,786

Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc. *(a)	75,141	1,703,447
Telephone & Data Systems, Inc.	100,149	3,284,887

		4,988,334

Total Common Stocks (cost $1,094,899,533)		1,084,072,436

Mutual Fund 1.6%

		Market
	Shares	Value

Money Market Fund 1.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (b)	17,992,359	17,992,359

Total Mutual Fund (cost $17,992,359)		17,992,359

Repurchase Agreements 19.4%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/10, due 10/01/10, repurchase price $208,053,086 collateralized by U.S. Government Agency Mortgage Securities ranging from 2.75% - 6.50%, maturing 02/20/17 - 09/20/60; total market value of $260,544,920. (c)	$208,051,410	208,051,410
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
Repurchase Agreements (continued)

	Principal	Market
	Amount	Value

Morgan Stanley, 0.30%, dated 09/30/10, due 10/01/10, repurchase price $5,000,042, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.06% - 9.48%, maturing 07/01/17 - 09/01/40; total market value of $5,100,000. (c)	$5,000,000	$5,000,000

Total Repurchase Agreements (cost $213,051,410)		213,051,410

Total Investments (cost $1,325,943,302) (d) — 119.7%		1,315,116,205

Liabilities in excess of other assets — (19.7%)		(216,449,998)

NET ASSETS — 100.0%		$1,098,666,207

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $207,181,601.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010, was $213,051,410.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $1,341,605,959, tax unrealized appreciation and depreciation were $138,917,373 and $(165,407,127), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
At September 30, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

219	S&P MID 400 E-Mini	12/17/10	$17,522,190	$632,429
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,084,072,436	$—	$—	$1,084,072,436
Futures Contracts	632,429	—	—	632,429
Mutual Fund	17,992,359	—	—	17,992,359
Repurchase Agreements	—	213,051,410	—	213,051,410

Total Assets	$1,102,697,224	$213,051,410	$—	$1,315,748,634

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Mid Cap Index Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2010
Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:
Futures — Equity contracts	Net Assets — Unrealized appreciation from futures contracts	$632,429

Total		$632,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks 92.6%

		Market
	Shares	Value

AUSTRALIA 2.6%
Capital Markets 0.2%
Macquarie Group Ltd.	25,500	$894,756

Chemicals 0.2%
Incitec Pivot Ltd.	189,000	657,909

Commercial Banks 1.0%
Australia & New Zealand Banking Group Ltd.(a)	42,900	982,474
National Australia Bank Ltd.	134,800	3,303,026

		4,285,500

Construction Materials 0.2%
Boral Ltd.	151,080	674,157

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	271,500	688,652

Insurance 0.6%
QBE Insurance Group Ltd.(a)	163,243	2,726,254

Metals & Mining 0.2%
BHP Billiton Ltd.(a)	17,600	670,868

		10,598,096

AUSTRIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
OMV AG	29,800	1,116,382

BELGIUM 1.2%
Commercial Banks 0.7%
KBC Groep NV*	66,647	2,991,470

Food & Staples Retailing 0.5%
Delhaize Group SA	27,100	1,969,134

		4,960,604

BRAZIL 0.1%
Commercial Banks 0.1%
Banco do Brasil SA	24,300	457,995

CANADA 2.8%
Chemicals 0.4%
Agrium, Inc.	21,800	1,635,689

Commercial Banks 0.3%
National Bank of Canada	7,400	466,986
Toronto-Dominion Bank (The)	10,400	752,532

		1,219,518

Metals & Mining 0.7%
First Quantum Minerals Ltd.	28,650	2,178,892
Lundin Mining Corp.*	168,100	839,765

		3,018,657

Oil, Gas & Consumable Fuels 1.4%
Nexen, Inc.	101,765	2,047,367
Penn West Energy Trust	89,172	1,787,080
Suncor Energy, Inc.	54,672	1,780,068

		5,614,515

		11,488,379

CHINA 0.5%
Commercial Banks 0.4%
China Merchants Bank Co. Ltd., H Shares(a)	698,500	1,791,694

Oil, Gas & Consumable Fuels 0.1%
Yanzhou Coal Mining Co. Ltd., H shares	188,000	458,467

		2,250,161

DENMARK 0.3%
Commercial Banks 0.3%
Danske Bank AS*	57,900	1,389,968

FINLAND 0.5%
Communications Equipment 0.5%
Nokia OYJ	197,098	1,980,040

FRANCE 12.5%
Auto Components 0.3%
Compagnie Generale des Etablissements Michelin, Class B(a)	17,634	1,344,688

Automobiles 0.5%
Renault SA*	37,200	1,917,309

Building Products 0.0%†
Cie de Saint-Gobain	229	10,233

Chemicals 0.7%
Arkema SA	15,500	792,028
Rhodia SA	85,491	2,050,036

		2,842,064

Commercial Banks 2.9%
BNP Paribas	104,016	7,423,758
Societe Generale	77,170	4,462,193

		11,885,951

Construction & Engineering 0.7%
Bouygues SA	71,800	3,093,393

Diversified Telecommunication Services 0.4%
France Telecom SA	85,100	1,840,574

Electric Utilities 0.5%
EDF SA	46,600	2,011,554

Electrical Equipment 0.6%
Schneider Electric SA	18,964	2,409,226

Energy Equipment & Services 0.2%
Cie Generale de Geophysique-Veritas*	40,300	884,046

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	6,519	$597,343

Hotels, Restaurants & Leisure 0.5%
Sodexo	31,282	2,033,795

Information Technology Services 0.4%
Cap Gemini SA	36,500	1,832,506

Machinery 0.2%
Vallourec SA	10,634	1,057,569

Media 0.9%
Lagardere SCA	29,000	1,135,348
Vivendi SA	91,660	2,512,244

		3,647,592

Multiline Retail 0.6%
PPR	14,347	2,327,654

Multi-Utilities 1.2%
GDF Suez(a)	137,637	4,939,259

Pharmaceuticals 1.7%
Sanofi-Aventis SA	105,014	6,990,340

Trading Companies & Distributors 0.1%
Rexel SA*	14,400	257,930

		51,923,026

GERMANY 8.1%
Automobiles 1.2%
Bayerische Motoren Werke AG	39,100	2,742,641
Daimler AG*	34,470	2,181,476

		4,924,117

Capital Markets 0.3%
Deutsche Bank AG REG(a)	25,800	1,412,419

Chemicals 0.5%
Lanxess AG	36,169	1,978,255

Electric Utilities 0.8%
E.ON AG	117,300	3,459,343

Industrial Conglomerates 0.9%
Siemens AG	33,116	3,493,338

Insurance 2.1%
Allianz SE REG	59,894	6,766,660
Muenchener Rueckversicherungs AG REG	14,400	1,994,139

		8,760,799

Metals & Mining 0.4%
ThyssenKrupp AG	52,300	1,705,160

Multi-Utilities 0.1%
RWE AG	7,630	515,294

Pharmaceuticals 1.6%
Bayer AG	94,755	6,604,434

Transportation Infrastructure 0.2%
Hamburger Hafen und Logistik AG(a)	22,626	880,200

		33,733,359

HONG KONG 2.2%
Industrial Conglomerates 0.8%
Hutchison Whampoa Ltd.(a)	365,000	3,395,954

Real Estate Management & Development 0.8%
New World Development Ltd.	535,487	1,075,695
Sun Hung Kai Properties Ltd.	122,000	2,099,023

		3,174,718

Specialty Retail 0.4%
Esprit Holdings Ltd.	322,400	1,746,201

Trading Companies & Distributors 0.2%
Noble Group Ltd.	642,908	923,962

		9,240,835

INDIA 0.2%
Metals & Mining 0.2%
Tata Steel Ltd.	57,000	828,743

INDONESIA 0.4%
Diversified Telecommunication Services 0.4%
Telekomunikasi Indonesia Tbk PT	1,696,000	1,749,413

IRELAND 0.4%
Professional Services 0.4%
Experian PLC	143,814	1,567,411

ITALY 2.2%
Commercial Banks 0.6%
UniCredit SpA	978,215	2,505,119

Diversified Telecommunication Services 0.7%
Telecom Italia SpA	1,637,300	2,293,638
Telecom Italia SpA — RSP	606,200	684,060

		2,977,698

Gas Utilities 0.4%
Snam Rete Gas SpA	368,317	1,868,117

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	91,100	1,968,430

		9,319,364

JAPAN 20.1%
Auto Components 0.5%
Aisin Seiki Co. Ltd.	33,500	1,048,355
NGK Spark Plug Co., Ltd.	72,000	964,415

		2,012,770

Automobiles 1.6%
Isuzu Motors Ltd.	215,000	831,799
Nissan Motor Co. Ltd.(a)	658,800	5,769,388

		6,601,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Beverages 0.3%
Asahi Breweries Ltd.	54,600	$1,093,662

Building Products 0.6%
Asahi Glass Co. Ltd.	158,000	1,611,387
Nippon Sheet Glass Co. Ltd.(a)	316,000	689,914

		2,301,301

Chemicals 0.5%
Denki Kagaku Kogyo KK	77,000	331,775
DIC Corp.	229,000	404,284
Mitsubishi Gas Chemical Co., Inc.	105,000	610,761
Nippon Shokubai Co. Ltd.	38,000	330,778
ZEON CORP NPV(a)	61,000	506,465

		2,184,063

Commercial Banks 1.4%
Mitsubishi UFJ Financial Group, Inc.(a)	125,400	582,220
Sumitomo Mitsui Financial Group, Inc.	178,637	5,205,819

		5,788,039

Computers & Peripherals 1.1%
Fujitsu Ltd.(a)	317,000	2,230,341
Toshiba Corp.	485,000	2,345,466

		4,575,807

Consumer Finance 0.4%
ORIX Corp.	23,750	1,817,776

Diversified Telecommunication Services 1.1%
Nippon Telegraph & Telephone Corp.	107,300	4,699,982

Electric Utilities 0.5%
Tokyo Electric Power Co., Inc. (The)	82,900	2,024,799

Electrical Equipment 0.7%
Mitsubishi Electric Corp.	240,000	2,067,956
Sumitomo Electric Industries Ltd.	59,700	728,103

		2,796,059

Electronic Equipment, Instruments & Components 0.7%
FUJIFILM Holdings Corp.	86,800	2,882,305

Food & Staples Retailing 0.2%
AEON Co., Ltd.(a)	74,300	796,574

Gas Utilities 0.3%
Tokyo Gas Co. Ltd.	262,000	1,191,573

Household Durables 1.0%
Sharp Corp.(a)	188,000	1,873,987
Sony Corp.	76,200	2,352,419

		4,226,406

Leisure Equipment & Products 0.1%
Namco Bandai Holdings, Inc.	22,700	210,377

Machinery 0.3%
Kubota Corp.(a)	138,000	1,265,693

Metals & Mining 0.7%
Dowa Holdings Co. Ltd.	74,000	440,658
JFE Holdings, Inc.(a)	46,000	1,407,332
Mitsubishi Materials Corp.*	423,000	1,216,293

		3,064,283

Multiline Retail 0.1%
Takashimaya Co. Ltd.	32,000	246,700

Office Electronics 0.7%
Konica Minolta Holdings, Inc.	81,500	798,828
Ricoh Co. Ltd.(a)	161,000	2,281,004

		3,079,832

Oil, Gas & Consumable Fuels 0.8%
JX Holdings, Inc.	584,800	3,393,405

Personal Products 0.4%
Shiseido Co. Ltd.(a)	67,800	1,523,134

Pharmaceuticals 0.1%
Mitsubishi Tanabe Pharma Corp.(a)	37,000	603,304

Real Estate Management & Development 0.7%
Mitsui Fudosan Co., Ltd.	104,000	1,754,735
Sumitomo Realty & Development Co. Ltd.(a)	56,000	1,159,071

		2,913,806

Road & Rail 1.3%
East Japan Railway Co.	47,800	2,887,997
Nippon Express Co. Ltd.(a)	680,000	2,591,003

		5,479,000

Software 0.5%
Konami Corp.(a)	20,400	360,151
Nintendo Co., Ltd.	6,200	1,555,040

		1,915,191

Tobacco 0.8%
Japan Tobacco, Inc.	994	3,312,069

Trading Companies & Distributors 2.4%
ITOCHU Corp.	145,000	1,327,170
Marubeni Corp.	332,000	1,877,266
Mitsubishi Corp.	96,700	2,297,506
Mitsui & Co. Ltd.	294,800	4,383,365

		9,885,307

Wireless Telecommunication Services 0.3%
KDDI Corp.(a)	304	1,453,322

		83,337,726

LUXEMBOURG 0.4%
Metals & Mining 0.4%
ArcelorMittal	51,545	1,700,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

NETHERLANDS 6.5%
Diversified Financial Services 0.9%
ING Groep NV CVA*	369,032	$3,827,093

Diversified Telecommunication Services 0.6%
Koninklijke (Royal) KPN NV	156,203	2,420,170

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	40,800	550,670

Food Products 0.6%
Unilever NV CVA	88,011	2,635,573

Industrial Conglomerates 0.6%
Koninklijke Philips Electronics NV	72,938	2,294,992

Oil, Gas & Consumable Fuels 3.3%
Royal Dutch Shell PLC, Class A — EUR	179,500	5,433,015
Royal Dutch Shell PLC, Class A — GBP	270,606	8,154,656

Professional Services 0.4%
Randstad Holding NV*	40,185	1,825,795

		27,141,964

NEW ZEALAND 0.1%
Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	302,104	452,814

NORWAY 1.6%
Commercial Banks 1.0%
DnB NOR ASA	313,248	4,276,015

Energy Equipment & Services 0.1%
Petroleum Geo-Services ASA*	41,800	479,382

Industrial Conglomerates 0.5%
Orkla ASA	214,351	1,979,779

		6,735,176

POLAND 0.1%
Metals & Mining 0.1%
KGHM Polska Miedz SA	14,800	595,353

PORTUGAL 0.5%
Electric Utilities 0.5%
EDP — Energias de Portugal SA	624,897	2,142,393

RUSSIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Gazprom OAO ADR(a)	53,000	1,110,350
LUKOIL Holdings ADR	13,900	788,130

		1,898,480

SINGAPORE 0.5%
Diversified Telecommunication Services 0.5%
Singapore Telecommunications Ltd.(a)	785,000	1,873,469

SOUTH AFRICA 0.6%
Diversified Financial Services 0.5%
African Bank Investments Ltd.	408,637	2,098,101

Industrial Conglomerates 0.1%
Bidvest Group Ltd.	13,584	286,450

		2,384,551

SOUTH KOREA 1.1%
Commercial Banks 0.3%
Hana Financial Group, Inc.	24,100	714,686
KB Financial Group, Inc.	11,746	504,181

		1,218,867

Household Durables 0.4%
LG Electronics, Inc.	20,893	1,759,941

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co. Ltd.(b)	2,100	1,430,119

		4,408,927

SPAIN 2.8%
Commercial Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA	265,704	3,595,542

Diversified Telecommunication Services 1.9%
Telefonica SA	319,209	7,923,123

		11,518,665

SWEDEN 0.1%
Household Durables 0.1%
Electrolux AB	19,900	490,614

SWITZERLAND 3.6%
Capital Markets 0.6%
UBS AG*	141,544	2,409,891

Chemicals 0.1%
Clariant AG REG*	27,500	402,502

Insurance 0.7%
Zurich Financial Services AG	13,144	3,081,348

Media 0.3%
Informa PLC	165,000	1,087,029

Metals & Mining 1.0%
Xstrata PLC	212,680	4,073,952

Pharmaceuticals 0.9%
Novartis AG	66,970	3,854,655

		14,909,377

TAIWAN 0.6%
Electronic Equipment & Instruments 0.4%
Hon Hai Precision Industry Co. Ltd. GDR REG(a)	201,443	1,556,352

Electronic Equipment, Instruments & Components 0.1%
AU Optronics Corp.*	609,000	633,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

TAIWAN (continued)
Semiconductors & Semiconductor Equipment 0.1%
United Microelectronics Corp	502,000	$223,040

		2,412,609

TURKEY 0.6%
Commercial Banks 0.6%
Turkiye Garanti Bankasi AS	365,839	2,119,756
Turkiye Vakiflar Bankasi Tao, Class D	179,400	544,305

		2,664,061

UNITED KINGDOM 18.6%
Aerospace & Defense 0.5%
BAE Systems PLC	351,000	1,890,138

Auto Components 0.3%
GKN PLC	505,809	1,347,504

Capital Markets 0.3%
Man Group PLC	339,348	1,169,254

Commercial Banks 3.1%
Barclays PLC	841,806	3,956,733
HSBC Holdings PLC	644,245	6,517,161
Lloyds Banking Group PLC*	2,162,906	2,509,313

		12,983,207

Commercial Services & Supplies 0.2%
Rentokil Initial PLC*	504,300	816,289

Distributors 0.1%
Inchcape PLC*	86,730	425,283

Diversified Telecommunication Services 0.5%
BT Group PLC	869,193	1,909,808

Food Products 0.0%†
Premier Foods PLC*	511,400	131,016

Hotels, Restaurants & Leisure 0.7%
Intercontinental Hotels Group PLC	114,877	2,051,255
Thomas Cook Group PLC	117,400	317,332
Tui Travel PLC	132,300	445,658

		2,814,245

Industrial Conglomerates 0.3%
Cookson Group PLC*	171,148	1,473,264

Insurance 1.4%
Aviva PLC	329,500	2,065,466
Old Mutual PLC	732,900	1,599,514
Prudential PLC	196,518	1,963,779

		5,628,759

Metals & Mining 1.6%
Eurasian Natural Resources Corp. PLC	35,700	515,802
Kazakhmys PLC	44,700	1,019,731
Petropavlovsk PLC	51,297	894,128
Rio Tinto PLC	70,500	4,130,133

		6,559,794

Multiline Retail 0.5%
Marks & Spencer Group PLC	331,100	2,022,437

Multi-Utilities 1.4%
Centrica PLC	562,069	2,857,394
National Grid PLC	346,986	2,943,222

		5,800,616

Oil, Gas & Consumable Fuels 2.6%
BP PLC	1,267,715	8,673,798
Cairn Energy PLC*	157,378	1,123,114
Tullow Oil PLC	55,018	1,101,355

		10,898,267

Pharmaceuticals 1.6%
AstraZeneca PLC	78,800	3,999,927
GlaxoSmithKline PLC	128,075	2,526,266

		6,526,193

Road & Rail 0.1%
Firstgroup PLC	106,900	609,666

Tobacco 1.0%
British American Tobacco PLC	51,900	1,938,245
Imperial Tobacco Group PLC	72,800	2,171,675

		4,109,920

Trading Companies & Distributors 0.1%
Travis Perkins PLC*	38,500	509,958

Wireless Telecommunication Services 2.3%
Vodafone Group PLC	3,946,971	9,738,589

		77,364,207

Total Common Stocks (cost $369,151,804)		384,634,662

Preferred Stocks 1.0%

		Market
	Shares	Value

BRAZIL 0.3%
Metals & Mining 0.3%
Vale SA ADR	46,300	1,284,825

GERMANY 0.7%
Automobiles 0.7%
Volkswagen AG	22,870	2,758,863

Total Preferred Stocks (cost $3,378,550)		4,043,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
Rights 0.0%

	Number of	Market
	Rights	Value

FRANCE 0.0%†
Auto Components 0.0%†
Cie Generale des Etablissements Michelin 10/13/2010*	17,634	49,233

GERMANY 0.0%†
Capital Markets 0.0%†
Deutsche Bank AG 10/5/2010*	25,800	124,860

Total Rights (cost $–)		174,093

Mutual Fund 5.4%

		Market
	Shares	Value

Money Market Fund 5.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (c)	22,397,845	$22,397,845

Total Mutual Fund (cost $22,397,845)		22,397,845

Repurchase Agreements 6.9%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/10, due 10/01/10, repurchase price $20,868,211, collateralized by U.S. Government Agency Mortgages 0.035%-5.31%, maturing 02/20/2017-09/20/2060; total market value of $21,285,403.(d)	$20,868,043	20,868,043
Morgan Stanley, 0.30%, dated 09/30/10, due 10/01/10, repurchase price $6,000,050, collateralized by U.S. Government Agency Mortgages 0.06%-9.48%, maturing 07/01/2017-09/01/2040; total market value of $6,120,000.(d)	6,000,000	6,000,000
Barclays Capital, 0.24%, dated 09/30/10, due 10/01/10, repurchase price $2,000,013, collateralized by U.S. Treasury Notes 0.01%-0.04%, maturing 09/15/2012-11/15/2018; total market value of $2,040,000.(d)	$2,000,000	$2,000,000

Total Repurchase Agreements (cost $28,868,042)		28,868,042

Total Investments (cost $423,796,241) (e) — 105.9%		440,118,330

Liabilities in excess of other assets — (5.9)%		(24,673,958)

NET ASSETS — 100.0%		$415,444,372

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $27,473,057.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of September 30, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010, was $28,868,042.

(e)	At September 30, 2010, the tax basis cost of the Fund’s investments was $433,712,080, tax unrealized appreciation and depreciation were $28,631,844 and $(22,225,594), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

EUR	Euro

GBP	British Pound

GDR	Global Depositary Receipt

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SE	European Public Limited Liability Company

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	10/15/10	(1,973,000)	$(1,696,800)	$(1,904,399)	$(207,599)
Australian Dollar	JPMorgan Chase Bank	10/15/10	(1,629,000)	(1,400,956)	(1,572,359)	(171,403)
Australian Dollar	Barclays Bank PLC	11/05/10	(510,000)	(462,929)	(490,983)	(28,054)
British Pound	JPMorgan Chase Bank	10/15/10	(4,520,000)	(7,037,414)	(7,099,971)	(62,557)
British Pound	JPMorgan Chase Bank	10/15/10	(2,441,000)	(3,716,740)	(3,834,299)	(117,559)
British Pound	HSBC Bank PLC	11/05/10	(730,000)	(1,140,309)	(1,146,519)	(6,210)
British Pound	Royal Bank of Scotland	11/05/10	(976,931)	(1,531,199)	(1,534,342)	(3,143)
British Pound	Citibank NA	11/05/10	(1,084,027)	(1,669,585)	(1,702,544)	(32,959)
British Pound	HSBC Bank PLC	11/05/10	(909,459)	(1,403,302)	(1,428,372)	(25,070)
British Pound	Goldman Sachs International	11/05/10	(995,083)	(1,554,921)	(1,562,850)	(7,929)
British Pound	JPMorgan Chase Bank	1/18/11	(34,000)	(52,900)	(53,371)	(471)
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(317,000)	(306,588)	(308,030)	(1,442)
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(815,000)	(773,869)	(791,939)	(18,070)
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(694,000)	(675,715)	(674,362)	1,353
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(5,327,000)	(5,159,922)	(5,176,268)	(16,346)
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(1,312,000)	(1,232,671)	(1,274,875)	(42,204)
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(368,000)	(346,167)	(357,587)	(11,420)
Canadian Dollar	State Street Bank and Trust	11/05/10	(351,467)	(345,697)	(341,378)	4,319
Euro	JPMorgan Chase Bank	10/15/10	(7,277,000)	(9,198,928)	(9,919,569)	(720,641)
Euro	JPMorgan Chase Bank	10/15/10	(572,000)	(747,747)	(779,716)	(31,969)
Euro	JPMorgan Chase Bank	10/15/10	(9,340,000)	(11,798,054)	(12,731,727)	(933,673)
Euro	JPMorgan Chase Bank	10/15/10	(2,751,000)	(3,388,682)	(3,749,998)	(361,316)
Euro	JPMorgan Chase Bank	10/15/10	(2,324,000)	(2,877,089)	(3,167,938)	(290,849)
Euro	HSBC Bank PLC	11/05/10	(1,463,917)	(1,854,526)	(1,995,217)	(140,691)
Euro	Royal Bank of Scotland	11/05/10	(710,317)	(924,054)	(968,112)	(44,058)
Euro	Goldman Sachs International	11/05/10	(1,603,376)	(2,129,945)	(2,185,289)	(55,344)
Euro	HSBC Bank PLC	11/05/10	(1,153,223)	(1,476,470)	(1,571,763)	(95,293)
Euro	Barclays Bank PLC	11/05/10	(1,716,783)	(2,185,292)	(2,339,856)	(154,564)
Euro	JPMorgan Chase Bank	1/18/11	(897,000)	(1,154,995)	(1,221,836)	(66,841)
Euro	JPMorgan Chase Bank	1/18/11	(1,434,000)	(1,825,984)	(1,953,304)	(127,320)
Japanese Yen	JPMorgan Chase Bank	10/15/10	(76,379,000)	(855,730)	(915,027)	(59,297)
Japanese Yen	JPMorgan Chase Bank	10/15/10	(95,566,000)	(1,130,504)	(1,144,888)	(14,384)
Japanese Yen	JPMorgan Chase Bank	10/15/10	(453,115,000)	(5,360,151)	(5,428,352)	(68,201)
Japanese Yen	Barclays Bank PLC	11/05/10	(87,215,963)	(1,039,764)	(1,045,051)	(5,287)
Japanese Yen	Deutsche Bank Securities, Inc.	11/05/10	(114,341,534)	(1,354,218)	(1,370,079)	(15,861)
Japanese Yen	JPMorgan Chase Bank	1/18/11	(92,398,000)	(1,079,290)	(1,108,275)	(28,985)
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	(2,262,000)	(1,570,314)	(1,658,136)	(87,822)
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	(1,823,000)	(1,326,834)	(1,336,332)	(9,498)
Norwegian Krone	JPMorgan Chase Bank	10/15/10	(1,124,000)	(183,876)	(191,006)	(7,130)
Norwegian Krone	JPMorgan Chase Bank	10/15/10	(2,617,000)	(416,358)	(444,717)	(28,359)
Norwegian Krone	Citibank NA	11/05/10	(2,778,937)	(463,469)	(471,701)	(8,232)
Norwegian Krone	UBS AG	11/05/10	(2,986,262)	(478,913)	(506,892)	(27,979)
Swedish Krona	JPMorgan Chase Bank	10/15/10	(2,294,000)	(317,039)	(340,238)	(23,199)
Swiss Franc	JPMorgan Chase Bank	10/15/10	(245,000)	(235,281)	(249,345)	(14,064)
Swiss Franc	JPMorgan Chase Bank	10/15/10	(426,000)	(415,878)	(433,554)	(17,676)
Swiss Franc	Barclays Bank PLC	11/05/10	(1,706,641)	(1,686,990)	(1,737,162)	(50,172)

Total Short Contracts				$(87,984,059)	$(92,219,528)	$(4,235,469)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	JPMorgan Chase Bank	10/15/10	2,038,000	$1,782,771	$1,967,139	$184,368
Australian Dollar	JPMorgan Chase Bank	10/15/10	1,973,000	1,725,912	1,904,399	178,487
Australian Dollar	JPMorgan Chase Bank	10/15/10	1,629,000	1,411,122	1,572,360	161,238
Australian Dollar	Deutsche Bank Securities, Inc.	11/05/10	1,214,428	1,155,976	1,169,142	13,166
Australian Dollar	HSBC Bank PLC	11/05/10	1,203,203	1,115,044	1,158,336	43,292
Australian Dollar	Westpac Banking Corp.	11/05/10	1,161,250	1,058,930	1,117,947	59,017
Australian Dollar	JPMorgan Chase Bank	1/18/11	2,720,000	2,537,815	2,593,777	55,962
British Pound	JPMorgan Chase Bank	10/15/10	1,568,000	2,322,099	2,462,999	140,900
British Pound	JPMorgan Chase Bank	10/15/10	4,238,000	6,543,218	6,657,008	113,790
British Pound	JPMorgan Chase Bank	10/15/10	1,155,000	1,729,346	1,814,262	84,916
British Pound	State Street Bank and Trust	11/05/10	410,000	645,602	643,935	(1,667)
British Pound	Barclays Bank PLC	11/05/10	496,337	766,643	779,534	12,891
British Pound	UBS AG	11/05/10	478,699	742,047	751,832	9,785
Canadian Dollar	JPMorgan Chase Bank	10/15/10	980,000	940,680	952,270	11,590
Canadian Dollar	Barclays Bank PLC	11/05/10	169,635	163,161	164,765	1,604
Canadian Dollar	State Street Bank and Trust	11/05/10	5,765,926	5,619,593	5,600,416	(19,177)
Euro	JPMorgan Chase Bank	10/15/10	964,000	1,249,595	1,314,067	64,472
Euro	JPMorgan Chase Bank	10/15/10	4,501,000	5,878,801	6,135,493	256,692
Euro	Citibank NA	11/05/10	1,280,849	1,675,361	1,745,708	70,347
Euro	Morgan Stanley Co., Inc.	11/05/10	1,572,021	2,015,405	2,142,555	127,150
Euro	Goldman Sachs International	11/05/10	450,980	571,708	614,655	42,947
Euro	State Street Bank and Trust	11/05/10	727,307	949,950	991,268	41,318
Euro	State Street Bank and Trust	11/05/10	1,223,901	1,670,000	1,668,091	(1,909)
Euro	Toronto Dominion Bank	11/05/10	813,865	1,047,028	1,109,240	62,212
Euro	Barclays Bank PLC	11/05/10	1,123,683	1,426,627	1,531,501	104,874
Euro	Societe Generale	11/05/10	398,101	511,452	542,584	31,132
Euro	Deutsche Bank Securities, Inc.	11/05/10	599,091	797,615	816,519	18,904
Euro	Deutsche Bank Securities, Inc.	11/05/10	1,464,759	1,971,383	1,996,363	24,980
Japanese Yen	JPMorgan Chase Bank	10/15/10	95,566,000	1,102,197	1,144,888	42,691
Japanese Yen	JPMorgan Chase Bank	10/15/10	76,379,000	880,906	915,026	34,120
Japanese Yen	Barclays Bank PLC	11/05/10	104,724,150	1,245,113	1,254,840	9,727
Japanese Yen	Westpac Banking Corp.	11/05/10	127,020,436	1,490,016	1,522,002	31,986
Japanese Yen	UBS AG	11/05/10	92,838,369	1,102,747	1,112,421	9,674
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	5,161,000	3,616,415	3,783,219	166,804
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	2,239,000	1,570,435	1,641,277	70,842
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	1,088,000	760,783	797,547	36,764
Norwegian Krone	JPMorgan Chase Bank	10/15/10	19,403,000	3,034,422	3,297,234	262,812
Norwegian Krone	JPMorgan Chase Bank	10/15/10	6,144,000	964,263	1,044,076	79,813
Norwegian Krone	JPMorgan Chase Bank	10/15/10	27,710,000	4,245,474	4,708,877	463,403
Swedish Krona	JPMorgan Chase Bank	10/15/10	19,772,000	2,540,748	2,932,518	391,770
Swedish Krona	JPMorgan Chase Bank	10/15/10	6,173,000	825,044	915,559	90,515
Swedish Krona	JPMorgan Chase Bank	10/15/10	26,467,000	3,532,371	3,925,498	393,127
Swedish Krona	JPMorgan Chase Bank	10/15/10	11,572,000	1,574,508	1,716,321	141,813
Swedish Krona	Barclays Bank PLC	11/05/10	6,901,780	978,249	1,023,070	44,821
Swiss Franc	JPMorgan Chase Bank	10/15/10	2,716,000	2,584,181	2,764,161	179,980
Swiss Franc	JPMorgan Chase Bank	10/15/10	3,113,000	2,948,420	3,168,201	219,781
Swiss Franc	JPMorgan Chase Bank	10/15/10	7,407,000	7,209,103	7,538,343	329,240
Swiss Franc	Barclays Bank PLC	11/05/10	935,245	917,528	951,971	34,443
Swiss Franc	BNP Paribas SA	11/05/10	620,487	586,616	631,584	44,968
Swiss Franc	JPMorgan Chase Bank	1/18/11	4,484,000	4,463,556	4,568,016	104,460

Total Long Contracts				$98,197,979	$103,274,814	$5,076,835

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts were as follows :

								Unrealized
	Delivery		Currency		Currency	Market	Contract	Appreciation/
Counterparty	Date		Received		Delivered	Value	Value	(Depreciation)

Royal Bank of Canada	11/05/10	375,581	Euro	(542,048)	Australian Dollar	$521,835	$511,890	$(9,945)
Credit Suisse International	11/05/10	13,788,974	Canadian Dollar	(8,433,211)	British Pound	13,244,976	13,393,162	148,186
State Street Bank and Trust	11/05/10	11,769,499	Australian Dollar	(10,871,956)	Canadian Dollar	10,559,877	11,330,614	770,737
Royal Bank of Canada	11/05/10	587,181,590	Japanese Yen	(7,036,750)	Canadian Dollar	6,834,761	7,035,810	201,049
Royal Bank of Scotland	11/04/10	1,120,766	Singapore Dollar	(852,440)	Canadian Dollar	827,992	852,103	24,111
UBS AG	11/05/10	34,435,128	Swedish Krona	(4,990,056)	Canadian Dollar	4,846,816	5,104,412	257,596
Barclays Bank PLC	11/05/10	409,100	British Pound	(498,112)	Euro	678,892	642,522	(36,370)
Credit Suisse International	11/05/10	1,684,169	Canadian Dollar	(1,240,138)	Euro	1,690,221	1,635,825	(54,396)
Citibank NA	11/05/10	442,783	Canadian Dollar	(3,348,617)	Hong Kong Dollar	431,645	430,073	(1,572)
Royal Bank of Canada	11/05/10	886,112	Canadian Dollar	(6,695,463)	Hong Kong Dollar	863,061	860,676	(2,385)
Credit Suisse International	11/05/10	662,174	Euro	(74,146,215)	Japanese Yen	888,445	902,497	14,052
UBS AG	11/05/10	1,162,321	Australian Dollar	(6,297,898)	Norwegian Krone	1,069,014	1,118,978	49,964
Morgan Stanley Co., Inc.	11/05/10	332,511	Canadian Dollar	(335,691)	Swiss Franc	341,694	322,966	(18,728)

						$(42,799,229)	$(44,141,528)	$1,342,299

At September 30, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value	Unrealized
of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

45	DJ Euro STOXX 50	12/17/10	$1,679,660	$10,092
14	FTSE 100 Index	12/17/10	1,216,081	7,977
10	Topix Index	12/09/10	990,058	(293)

			$3,835,205	$17,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:      Quoted prices in active markets for identical assets.
Level 2:      Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:      Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$1,890,138	$—	$1,890,138
Auto Components	—	4,704,962	—	4,704,962
Automobiles	—	13,442,613	—	13,442,613
Beverages	—	1,093,662	—	1,093,662
Building Products	—	2,311,534	—	2,311,534
Capital Markets	—	5,886,320	—	5,886,320
Chemicals	1,635,689	8,064,793	—	9,700,482
Commercial Banks	1,677,513	55,375,433	—	57,052,946
Commercial Services & Supplies	—	816,289	—	816,289
Communications Equipment	—	1,980,040	—	1,980,040
Computers & Peripherals	—	4,575,807	—	4,575,807
Construction & Engineering	—	3,093,393	—	3,093,393
Construction Materials	—	674,157	—	674,157
Consumer Finance	—	1,817,776	—	1,817,776
Distributors	—	425,283	—	425,283
Diversified Financial Services	—	5,925,194	—	5,925,194
Diversified Telecommunication Services	—	26,535,703	—	26,535,703
Electric Utilities	—	9,638,089	—	9,638,089
Electrical Equipment	—	5,205,285	—	5,205,285
Electronic Equipment & Instruments	—	1,556,352	—	1,556,352
Electronic Equipment, Instruments & Components	—	3,515,522	—	3,515,522
Energy Equipment & Services	—	1,363,428	—	1,363,428
Food & Staples Retailing	—	3,913,721	—	3,913,721
Food Products	—	2,766,589	—	2,766,589
Gas Utilities	—	3,059,690	—	3,059,690
Hotels, Restaurants & Leisure	—	4,848,040	—	4,848,040
Household Durables	—	6,476,961	—	6,476,961
Industrial Conglomerates	—	12,923,777	—	12,923,777
Information Technology Services	—	1,832,506	—	1,832,506
Insurance	—	20,197,160	—	20,197,160
Leisure Equipment & Products	—	210,377	—	210,377
Machinery	—	2,323,262	—	2,323,262
Media	—	4,734,621	—	4,734,621
Metals & Mining	3,018,657	19,198,653	—	22,217,310
Multiline Retail	—	4,596,791	—	4,596,791
Multi-Utilities	—	11,255,169	—	11,255,169
Office Electronics	—	3,079,832	—	3,079,832
Oil, Gas & Consumable Fuels	7,512,995	31,422,622	—	38,935,617
Personal Products	—	1,523,134	—	1,523,134
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund

Asset Type	Level 1	Level 2	Level 3	Total

Assets: (continued)
Pharmaceuticals	$—	$24,578,926	$—	$24,578,926
Professional Services	—	3,393,206	—	3,393,206
Real Estate Management & Development	—	6,088,524	—	6,088,524
Road & Rail	—	6,088,666	—	6,088,666
Semiconductors & Semiconductor Equipment	—	1,653,159	—	1,653,159
Software	—	1,915,191	—	1,915,191
Specialty Retail	—	1,746,201	—	1,746,201
Tobacco	—	7,421,989	—	7,421,989
Trading Companies & Distributors	—	11,577,157	—	11,577,157
Transportation Infrastructure	—	880,200	—	880,200
Wireless Telecommunication Services	—	11,191,911	—	11,191,911

Total Common Stocks	13,844,854	370,789,808	—	384,634,662

Forward Currency Contracts	—	6,570,955	—	6,570,955
Futures Contracts	18,069	—	—	18,069
Mutual Funds	22,397,845	—	—	22,397,845
Preferred Stocks
Automobiles	—	2,758,863	—	2,758,863
Metals & Mining	1,284,825	—	—	1,284,825
Repurchase Agreements	—	28,868,042	—	28,868,042
Rights	—	174,093	—	174,093

Total Assets	37,545,593	409,161,761	—	446,707,354

Liabilities:
Forward Currency Contracts	—	(4,387,290)	—	(4,387,290)
Future	(293)	—	—	(293)

Total Liabilities	(293)	(4,387,290)	—	(4,387,583)

Total	$37,545,300	$404,774,471	$—	$442,319,771

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:
Forward foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	$6,570,955
Futures — Equity contracts	Net Assets — Unrealized appreciation from futures contracts	18,069

Total		$6,589,024

Liabilities:
Forward foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	$(4,387,290)
Futures — Equity contracts	Net Assets — Unrealized appreciation from futures contracts	(293)

Total		$(4,387,583)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks 97.2%

		Market
	Shares	Value

AUSTRALIA 5.3%
Beverages 0.2%
Coca-Cola Amatil Ltd.	141,043	$1,635,720

Biotechnology 0.7%
CSL Ltd.	152,260	4,870,858

Containers & Packaging 0.3%
Amcor Ltd.	267,100	1,683,460

Food & Staples Retailing 0.6%
Woolworths Ltd.	139,296	3,882,225

Health Care Equipment & Supplies 1.2%
Cochlear Ltd.	119,080	8,089,523

Insurance 0.6%
QBE Insurance Group Ltd.	231,514	3,866,420

Metals & Mining 1.7%
BHP Billiton Ltd.	245,481	9,357,119
Equinox Minerals Ltd. CDI*	133,100	750,818
Iluka Resources Ltd.*	207,000	1,203,256

		11,311,193

		35,339,399

AUSTRIA 0.2%
Machinery 0.2%
Andritz AG	18,700	1,314,235

BELGIUM 2.0%
Beverages 1.4%
Anheuser-Busch InBev NV	160,545	9,451,169

Chemicals 0.3%
Umicore	40,400	1,747,807

Electrical Equipment 0.3%
Bekaert SA	8,900	2,354,692

		13,553,668

BRAZIL 2.3%
Commercial Banks 1.3%
Banco Bradesco SA ADR	421,235	8,584,769

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA-Preference Shares ADR	149,527	4,907,476

Paper & Forest Products 0.2%
Duratex SA	105,900	1,137,862

Road & Rail 0.1%
Localiza Rent a Car SA	40,900	681,667

		15,311,774

CANADA 6.5%
Aerospace & Defense 0.5%
Bombardier, Inc., Class B	714,146	3,505,139

Chemicals 0.3%
Agrium, Inc.	31,200	2,339,688

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	35,000	782,729
Metro, Inc., Class A	21,500	932,802

		1,715,531

Insurance 0.7%
Fairfax Financial Holdings Ltd.	10,759	4,381,398

Media 0.0%†
Imax Corp.*	18,937	319,278

Metals & Mining 0.6%
Kinross Gold Corp.	56,299	1,056,043
Silver Wheaton Corp.*	27,500	732,336
Western Coal Corp.*	360,400	2,056,126

		3,844,505

Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd.	119,341	4,128,046
Cenovus Energy, Inc.	151,000	4,342,589
Encana Corp.	112,819	3,409,022
Niko Resources Ltd.	9,100	895,584
Pacific Rubiales Energy Corp.*	83,100	2,336,556
Suncor Energy, Inc.	139,232	4,533,261
Talisman Energy, Inc.	215,469	3,769,503

		23,414,561

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc.	29,700	743,985

Road & Rail 0.4%
Canadian National Railway Co.	39,766	2,543,107

Textiles, Apparel & Luxury Goods 0.1%
Gildan Activewear, Inc.*	21,300	598,317

		43,405,509

CAYMAN ISLANDS 0.3%
Personal Products 0.3%
Herbalife Ltd.	30,300	1,828,605

CHINA 1.9%
Commercial Banks 0.9%
Industrial & Commercial Bank of China, H Shares	8,428,000	6,249,162

Construction Materials 0.2%
China National Building Material Co. Ltd., H Shares	610,000	1,425,040

Food Products 0.2%
China Yurun Food Group Ltd.	419,000	1,552,123

Media 0.2%
Focus Media Holding Ltd. ADR*	44,900	1,091,070

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Metals & Mining 0.1%
Winsway Coking Coal Holding Ltd.*	776,000	370,055

Real Estate Management & Development 0.1%
Agile Property Holdings Ltd.	610,000	689,493

Textiles, Apparel & Luxury Goods 0.2%
Anta Sports Products Ltd.	556,000	1,284,636

		12,661,579

DENMARK 2.7%
Chemicals 0.2%
Novozymes AS, Class B	11,067	1,405,445

Construction & Engineering 0.2%
FLSmidth & Co. AS	18,357	1,335,882

Food Products 0.6%
Danisco AS	46,629	4,149,357

Health Care Equipment & Supplies 0.3%
Coloplast AS, Class B	17,436	2,082,117

Pharmaceuticals 1.4%
Novo Nordisk AS, Class B	89,449	8,851,691

		17,824,492

FINLAND 0.6%
Machinery 0.6%
Kone OYJ, Class B	31,300	1,619,531
Metso OYJ	52,900	2,428,786

		4,048,317

FRANCE 5.6%
Aerospace & Defense 0.3%
Safran SA	77,700	2,183,831

Auto Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B	31,090	2,370,781

Commercial Banks 1.0%
BNP Paribas	95,589	6,822,312

Commercial Services & Supplies 0.1%
Edenred*	25,800	511,047

Energy Equipment & Services 0.4%
Technip SA	34,500	2,780,015

Food Products 0.8%
Danone SA	83,515	5,005,290

Hotels, Restaurants & Leisure 0.1%
Sodexo	15,400	1,001,229

Insurance 0.5%
AXA SA	179,514	3,147,130

Machinery 0.1%
Vallourec SA	5,000	497,258

Media 1.0%
Eutelsat Communications	137,796	5,264,564
Publicis Groupe SA	34,600	1,644,711

		6,909,275

Oil, Gas & Consumable Fuels 0.7%
Total SA	93,660	4,839,491

Professional Services 0.2%
Bureau Veritas SA	20,800	1,452,192

		37,519,851

GERMANY 7.0%
Automobiles 1.3%
Bayerische Motoren Werke AG	122,931	8,622,906

Chemicals 0.6%
Lanxess AG	51,600	2,822,250
Symrise AG	30,400	844,901

		3,667,151

Health Care Providers & Services 0.8%
Fresenius Medical Care AG & Co. KGaA	85,708	5,293,218

Pharmaceuticals 1.2%
Bayer AG	116,919	8,149,267

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG*	108,364	750,555

Software 0.6%
SAP AG	77,138	3,815,143

Textiles, Apparel & Luxury Goods 2.3%
Adidas AG	145,953	9,033,395
Puma AG Rudolf Dassler Sport	19,577	6,449,705

		15,483,100

Trading Companies & Distributors 0.1%
Brenntag AG*	8,200	681,898

		46,463,238

HONG KONG 2.3%
Automobiles 0.1%
Brilliance China Automotive Holdings Ltd.*	1,094,000	814,368

Biotechnology 0.1%
Sino Biopharmaceutical	1,242,000	500,541

Distributors 0.5%
Li & Fung Ltd.	620,000	3,473,139

Industrial Conglomerates 1.2%
Hutchison Whampoa Ltd.	876,000	8,150,290

Paper & Forest Products 0.1%
Lee & Man Paper Manufacturing Ltd.	572,000	502,737

Personal Products 0.3%
Hengan International Group Co. Ltd	152,000	1,514,187

		14,955,262

INDIA 2.4%
Auto Components 0.0%†
Exide Industries Ltd.	71,155	259,088

Automobiles 0.2%
Bajaj Auto Ltd.	33,000	1,079,782

Commercial Banks 0.3%
Canara Bank Ltd.	49,000	635,560
Yes Bank Ltd.	201,300	1,569,869

		2,205,429

Construction & Engineering 0.1%
IRB Infrastructure Developers Ltd.	132,408	765,487

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Consumer Finance 0.1%
Shriram Transport Finance Co. Ltd.	39,211	676,967

Electrical Equipment 0.5%
Bharat Heavy Electricals, Ltd.	54,794	3,020,935

Information Technology Services 1.1%
Infosys Technologies Ltd. ADR	111,018	7,472,622

Machinery 0.1%
Cummins India Ltd.	47,800	783,638

		16,263,948

INDONESIA 0.3%
Food Products 0.2%
Indofoods Sukses Makmur Tbk PT	1,902,000	1,160,921

Machinery 0.1%
United Tractors Tbk PT	348,000	797,169

		1,958,090

IRELAND 2.4%
Media 0.7%
WPP PLC	429,110	4,757,769

Pharmaceuticals 1.5%
Shire PLC	432,359	9,733,409

Professional Services 0.2%
Experian PLC	123,200	1,342,741

		15,833,919

ISRAEL 1.9%
Pharmaceuticals 1.8%
Teva Pharmaceutical Industries Ltd. ADR	220,969	11,656,115

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd.*	43,300	850,412

		12,506,527

ITALY 1.3%
Aerospace & Defense 0.6%
Finmeccanica SpA	357,056	4,250,276

Commercial Banks 0.7%
UniCredit SpA	1,838,117	4,707,250

		8,957,526

JAPAN 9.0%
Auto Components 0.9%
Denso Corp.	139,100	4,132,363
NGK Spark Plug Co., Ltd.	123,000	1,647,542

		5,779,905

Automobiles 1.0%
Fuji Heavy Industries Ltd.	299,000	1,911,519
Toyota Motor Corp.	126,900	4,548,183

		6,459,702

Chemicals 0.0%†
Nippon Shokubai Co. Ltd.	31,000	269,845

Consumer Finance 0.1%
ORIX Corp.	5,700	436,266

Electrical Equipment 1.7%
Nidec Corp.	123,500	10,982,259

Electronic Equipment, Instruments & Components 1.6%
HOYA Corp.	186,400	4,552,150
Keyence Corp.	20,040	4,370,063
Omron Corp.	89,400	2,043,928

		10,966,141

Health Care Equipment & Supplies 0.2%
Sysmex Corp.	16,700	1,160,944

Internet Software & Services 0.2%
Gree, Inc.	94,500	1,535,534

Machinery 2.1%
Fanuc Ltd.	67,200	8,577,437
Hino Motors Ltd.	154,000	745,577
Komatsu Ltd.	168,800	3,926,961
Sumitomo Heavy Industries Ltd.	149,000	768,970

		14,018,945

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	149,000	559,700

Office Electronics 0.7%
Canon, Inc.	105,100	4,908,805

Specialty Retail 0.4%
Yamada Denki Co. Ltd.	38,950	2,418,829

		59,496,875

LUXEMBOURG 0.4%
Specialty Retail 0.1%
L’Occitane International SA*	277,900	773,651

Wireless Telecommunication Services 0.3%
Millicom International Cellular SA	16,500	1,583,175

		2,356,826

MEXICO 2.7%
Beverages 0.5%
Fomento Economico Mexicano SAB de CV ADR	65,420	3,318,757

Media 0.7%
Grupo Televisa SA ADR	228,660	4,326,247

Wireless Telecommunication Services 1.5%
America Movil SAB de CV ADR, Series L	188,156	10,034,359

		17,679,363

NETHERLANDS 4.5%
Air Freight & Logistics 0.8%
TNT NV	204,506	5,503,683

Diversified Telecommunication Services 0.8%
Koninklijke (Royal) KPN NV	356,918	5,529,998

Food & Staples Retailing 0.9%
Koninklijke Ahold NV	422,696	5,705,044

Food Products 0.8%
Unilever NV CVA	170,298	5,099,735

Oil, Gas & Consumable Fuels 0.6%
Royal Dutch Shell PLC, Class B	140,016	4,090,631

Transportation Infrastructure 0.2%
Koninklijke Vopak NV	30,000	1,432,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Wireless Telecommunication Services 0.4%
VimpelCom Ltd. ADR*	175,910	2,612,263

		29,974,115

NORWAY 0.2%
Media 0.2%
Schibsted ASA	52,000	1,303,344

PHILIPPINES 1.0%
Wireless Telecommunication Services 1.0%
Philippine Long Distance Telephone Co.	106,135	6,321,981

RUSSIA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Gazprom OAO ADR	240,829	5,073,560

SINGAPORE 2.3%
Commercial Banks 1.0%
United Overseas Bank Ltd.	463,000	6,439,204

Industrial Conglomerates 1.1%
Keppel Corp. Ltd.	1,075,000	7,338,753

Marine 0.2%
Neptune Orient Lines Ltd.*	782,000	1,177,156

Real Estate Management & Development 0.0%†
Yanlord Land Group Ltd. 2	61,000	347,344

		15,302,457

SOUTH AFRICA 0.2%
Specialty Retail 0.2%
Truworths International Ltd.	147,300	1,476,562

SOUTH KOREA 3.0%
Auto Components 1.7%
Hyundai Mobis	50,135	11,300,336

Containers & Packaging 0.2%
Lock & Lock Co. Ltd.	31,700	1,061,417

Internet Software & Services 0.6%
NHN Corp.*	23,236	3,993,800

Metals & Mining 0.2%
Hyundai Steel Co.	15,400	1,581,479

Software 0.3%
NCSoft Corp.	8,700	1,808,403

		19,745,435

SPAIN 0.2%
Information Technology Services 0.2%
Amadeus IT Holding SA, Class A*	79,188	1,454,309

SWEDEN 1.3%
Commercial Banks 0.3%
Swedbank AB*	119,800	1,667,702

Diversified Financial Services 0.2%
Kinnevik Investment AB, Class B	73,091	1,550,750

Machinery 0.2%
Hexagon AB, Class B	72,700	1,562,024

Media 0.3%
Modern Times Group AB, Class B	29,463	2,202,115

Tobacco 0.3%
Swedish Match AB	73,400	1,961,012

		8,943,603

SWITZERLAND 7.0%
Capital Markets 0.6%
Julius Baer Group Ltd.	114,019	4,153,458

Chemicals 1.1%
Clariant AG REG*	47,900	701,086
Syngenta AG	26,257	6,531,741

		7,232,827

Food Products 1.6%
Nestle SA	200,981	10,713,782

Machinery 0.2%
Sulzer AG REG	12,400	1,439,869

Media 1.0%
Informa PLC	1,053,319	6,939,320

Pharmaceuticals 2.5%
Novartis AG	96,858	5,574,947
Roche Holding AG	78,537	10,730,672

		16,305,619

		46,784,875

TAIWAN 2.6%
Airlines 0.2%
Eva Airways Corp.*	1,206,000	1,050,565

Electronic Equipment, Instruments & Components 1.2%
Hon Hai Precision Industry Co., Ltd.	1,238,720	4,645,687
Largan Precision Co. Ltd.	35,000	665,501
Synnex Technology International Corp.	182,000	422,337
Unimicron Technology Corp.	882,000	1,545,101
Wintek Corp.*	436,000	683,975

		7,962,601

Food & Staples Retailing 0.1%
President Chain Store Corp.	136,000	586,021

Semiconductors & Semiconductor Equipment 1.1%
Chipbond Technology Corp.*	694,000	1,068,359
Taiwan Semiconductor Manufacturing Co. Ltd.	3,244,629	6,421,123

		7,489,482

		17,088,669

THAILAND 0.3%
Oil, Gas & Consumable Fuels 0.1%
Banpu PCL	30,100	713,843

Textiles, Apparel & Luxury Goods 0.2%
Indorama Ventures PCL	1,302,500	1,212,377

		1,926,220

TURKEY 0.8%
Commercial Banks 0.8%
Akbank TAS	854,760	5,217,313

UNITED KINGDOM 15.9%
Commercial Services & Supplies 0.3%
Aggreko PLC	71,900	1,776,011

Energy Equipment & Services 0.2%
Acergy SA	38,600	715,844
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Petrofac Ltd.	40,800	879,728

		1,595,572

Food & Staples Retailing 1.2%
Tesco PLC	1,149,798	7,669,849

UNITED KINGDOM
Health Care Equipment & Supplies 0.3%
Smith & Nephew PLC	234,854	2,141,519

Hotels, Restaurants & Leisure 1.4%
Compass Group PLC	1,009,366	8,421,952
Intercontinental Hotels Group PLC	63,700	1,137,433

		9,559,385

Household Products 1.5%
Reckitt Benckiser Group PLC	185,601	10,222,431

Independent Power Producers & Energy Traders 1.3%
International Power PLC	1,451,320	8,841,435

Insurance 0.2%
Admiral Group PLC	50,700	1,328,649

Machinery 0.3%
Weir Group PLC (The)	93,000	2,081,408

Media 0.8%
Reed Elsevier PLC	661,060	5,589,914

Multiline Retail 0.7%
Next PLC	133,039	4,637,825

Multi-Utilities 1.1%
Centrica PLC	1,477,926	7,513,343

Oil, Gas & Consumable Fuels 1.1%
BG Group PLC	359,790	6,334,878
Cairn Energy PLC*	103,400	737,905

		7,072,783

Professional Services 0.2%
Michael Page International PLC	205,470	1,488,258

Semiconductors & Semiconductor Equipment 0.6%
ARM Holdings PLC	592,000	3,682,826

Specialty Retail 0.7%
Kingfisher PLC	1,276,574	4,704,137

Textiles, Apparel & Luxury Goods 0.3%
Burberry Group PLC	99,800	1,633,451

Tobacco 2.6%
British American Tobacco PLC	186,081	6,949,337
Imperial Tobacco Group PLC	336,463	10,036,927

		16,986,264

Wireless Telecommunication Services 1.1%
Vodafone Group PLC	2,993,166	7,385,211

		105,910,271

Total Common Stocks (cost $559,212,623)		645,801,717

Right 0.0%

	Number of	Market
	Rights	Value

FRANCE 0.0%†
Auto Components 0.0%†
Cie Generale des Etablissements Michelin 10/13/2010*	31,090	86,801

Total Right (cost $—)		86,801

Warrant 0.0%

	Number of	Market
	Warrants	Value

CANADA 0.0%†
Metals & Mining 0.0%†
Kinross Gold Corp., expiring 9/17/2014*	4,807	$20,557

Total Warrant (cost $—)		20,557

Mutual Fund 2.0%

		Market
	Shares	Value

Money Market Fund 2.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	13,528,944	13,528,944

Total Mutual Fund (cost $13,528,944)		13,528,944

Total Investments (cost $572,741,567) (b) — 99.2%		659,438,019
Other assets in excess of liabilities — 0.8%		5,337,369

NET ASSETS — 100.0%		$664,775,388

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $579,732,987, tax unrealized appreciation and depreciation were $88,070,939 and $(8,365,907), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	Bank of America NA	10/05/10	(223,653)	$(216,932)	$(216,145)	$787
Australian Dollar	Morgan Stanley Co., Inc.	10/06/10	(60,962)	(58,822)	(58,909)	(87)
Singapore Dollar	Morgan Stanley Co., Inc.	10/05/10	(216,550)	(164,677)	(164,664)	13

Total Short Contracts				$(440,431)	$(439,718)	$713

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Brazilian Real	JPMorgan Chase Bank	10/05/10	77,241	$45,610	$45,641	$31
Hong Kong Dollar	Morgan Stanley Co., Inc.	10/05/10	3,899,668	502,515	502,611	96
Swedish Krona	JPMorgan Chase Bank	10/05/10	169,928	25,230	25,210	(20)
Swedish Krona	JPMorgan Chase Bank	10/05/10	36,742	5,455	5,451	(4)
Swedish Krona	JPMorgan Chase Bank	10/05/10	47,351	7,031	7,025	(6)

Total Long Contracts				$585,841	$585,938	$97

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$3,505,139	$6,434,107	$—	$9,939,246
Air Freight & Logistics	—	5,503,683	—	5,503,683
Airlines	—	1,050,565	—	1,050,565
Auto Components	—	19,710,110	—	19,710,110
Automobiles	—	16,976,758	—	16,976,758
Beverages	3,318,757	11,086,889	—	14,405,646
Biotechnology	—	5,371,399	—	5,371,399
Capital Markets	—	4,153,458	—	4,153,458
Chemicals	2,339,688	14,323,075	—	16,662,763
Commercial Banks	8,584,769	33,308,372	—	41,893,141
Commercial Services & Supplies	—	2,287,058	—	2,287,058
Construction & Engineering	—	2,101,369	—	2,101,369
Construction Materials	—	1,425,040	—	1,425,040
Consumer Finance	—	1,113,233	—	1,113,233
Containers & Packaging	—	2,744,877	—	2,744,877
Distributors	—	3,473,139	—	3,473,139
Diversified Financial Services	—	1,550,750	—	1,550,750
Diversified Telecommunication Services	—	5,529,998	—	5,529,998
Electrical Equipment	—	16,357,886	—	16,357,886
Electronic Equipment, Instruments & Components	—	18,928,742	—	18,928,742
Energy Equipment & Services	—	4,375,587	—	4,375,587
Food & Staples Retailing	1,715,531	17,843,139	—	19,558,670
Food Products	—	27,681,208	—	27,681,208
Health Care Equipment & Supplies	—	13,474,103	—	13,474,103
Health Care Providers & Services	—	5,293,218	—	5,293,218
Hotels, Restaurants & Leisure	—	10,560,614	—	10,560,614
Household Products	—	10,222,431	—	10,222,431
Independent Power Producers & Energy Traders	—	8,841,435	—	8,841,435
Industrial Conglomerates	—	15,489,043	—	15,489,043
Information Technology Services	7,472,622	1,454,309	—	8,926,931
Insurance	4,381,398	8,342,199	—	12,723,597
Internet Software & Services	—	5,529,334	—	5,529,334
Machinery	—	26,542,863	—	26,542,863
Marine	—	1,736,856	—	1,736,856
Media	5,736,595	27,701,737	—	33,438,332
Metals & Mining	3,844,505	13,262,727	—	17,107,232
Multiline Retail	—	4,637,825	—	4,637,825
Multi-Utilities	—	7,513,343	—	7,513,343
Office Electronics	—	4,908,805	—	4,908,805
Oil, Gas & Consumable Fuels	28,322,037	21,790,308	—	50,112,345
Paper & Forest Products	1,137,862	502,737	—	1,640,599
Personal Products	$1,828,605	$1,514,187	$—	$3,342,792
Pharmaceuticals	12,400,100	43,039,986	—	55,440,086
Professional Services	—	4,283,191	—	4,283,191
Real Estate Management & Development	—	1,036,837	—	1,036,837
Road & Rail	3,224,774	—	—	3,224,774
Semiconductors & Semiconductor Equipment	850,412	11,922,863	—	12,773,275
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund

Asset Type	Level 1	Level 2	Level 3	Total

Software	—	5,623,546	—	5,623,546
Specialty Retail	—	9,373,179	—	9,373,179
Textiles, Apparel & Luxury Goods	598,317	19,613,564	—	20,211,881
Tobacco	—	18,947,276	—	18,947,276
Trading Companies & Distributors	—	681,898	—	681,898
Transportation Infrastructure	—	1,432,761	—	1,432,761
Wireless Telecommunication Services	14,229,797	13,707,192	—	27,936,989

Total Common Stocks	103,490,908	542,310,809	—	645,801,717

Forward Currency Contracts	—	927	—	927
Mutual Fund	13,528,944	—	—	13,528,944
Right	—	86,801	—	86,801
Warrant	20,557	—	—	20,557

Total Assets	117,040,409	542,398,537	—	659,438,946

Liabilities:
Forward Currency Contracts	—	(117)	—	(117)

Total Liabilities	—	(117)	—	(117)

Total	$117,040,409	$542,398,420	$—	$659,438,829

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of September 30, 2010
          Derivatives not accounted for as hedging instruments.

		Fair Value
Assets:
Forward foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	$927

Total		$927

Liabilities:
Forward foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	$(117)

Total		$(117)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
Common Stocks 97.0%

		Market
	Shares	Value

Aerospace & Defense 4.1%
Boeing Co. (The)	104,845	$6,976,386
Precision Castparts Corp.	61,933	7,887,168
Rockwell Collins, Inc.	89,938	5,238,888
United Technologies Corp.	132,451	9,434,485

		29,536,927

Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	48,100	3,363,152
FedEx Corp.	37,335	3,192,143

		6,555,295

Airlines 0.3%
Delta Air Lines, Inc. *	197,260	2,296,106

Auto Components 0.7%
BorgWarner, Inc. *	92,001	4,841,093

Automobiles 1.3%
Daimler AG REG*	87,654	5,548,498
Ford Motor Co. *	301,335	3,688,341

		9,236,839

Beverages 1.6%
Coca-Cola Co. (The)	141,495	8,280,287
PepsiCo, Inc.	44,500	2,956,580

		11,236,867

Biotechnology 1.5%
Amgen, Inc. *	65,978	3,636,048
Celgene Corp. *	122,384	7,050,542

		10,686,590

Capital Markets 2.2%
Franklin Resources, Inc.	33,900	3,623,910
Goldman Sachs Group, Inc. (The)	66,480	9,611,678
TD Ameritrade Holding Corp. *	153,000	2,470,950

		15,706,538

Chemicals 0.4%
Ecolab, Inc.	52,500	2,663,850

Commercial Banks 0.5%
Itau Unibanco Holding SA ADR-BR	162,019	3,917,620

Communications Equipment 5.1%
Cisco Systems, Inc. *	908,113	19,887,675
F5 Networks, Inc. *	57,019	5,919,142
Juniper Networks, Inc. *	93,366	2,833,658
QUALCOMM, Inc.	177,800	8,022,336

		36,662,811

Computers & Peripherals 9.1%
Apple, Inc. *	147,345	41,809,144
EMC Corp. *	655,426	13,311,702
NetApp, Inc. *	215,522	10,730,840

		65,851,686

Construction & Engineering 0.6%
Fluor Corp.	83,900	4,155,567

Consumer Finance 0.5%
American Express Co.	80,080	3,365,762

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group ADR-CN*	9,600	936,768

Diversified Financial Services 2.3%
IntercontinentalExchange, Inc. *	22,710	2,378,191
JPMorgan Chase & Co.	369,562	14,069,226

		16,447,417

Electrical Equipment 0.5%
Emerson Electric Co.	65,576	3,453,232

Electronic Equipment, Instruments & Components 1.8%
Agilent Technologies, Inc. *	186,776	6,232,715
Amphenol Corp., Class A	60,000	2,938,800
Corning, Inc.	228,242	4,172,264

		13,343,779

Energy Equipment & Services 2.7%
Cameron International Corp. *	84,587	3,633,857
Dresser-Rand Group, Inc. *	57,700	2,128,553
FMC Technologies, Inc. *	69,200	4,725,668
Schlumberger Ltd.	142,675	8,790,207

		19,278,285

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	44,500	2,869,805
Walgreen Co.	166,605	5,581,268

		8,451,073

Food Products 1.1%
Green Mountain Coffee Roasters, Inc. *	112,700	3,515,113
Mead Johnson Nutrition Co.	73,419	4,178,275

		7,693,388

Health Care Equipment & Supplies 1.5%
Covidien PLC	143,073	5,750,104
St. Jude Medical, Inc. *	114,621	4,509,190
Varian Medical Systems, Inc. *	13,600	822,800

		11,082,094

Health Care Providers & Services 3.9%
Express Scripts, Inc. *	289,962	14,121,149
Laboratory Corp of America Holdings *	46,062	3,612,643
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	38,017	$2,348,690
UnitedHealth Group, Inc.	236,431	8,301,093

		28,383,575

Health Care Technology 0.4%
Cerner Corp. *	34,800	2,922,852

Hotels, Restaurants & Leisure 2.9%
Ctrip.com International Ltd. ADR-CN*	42,200	2,015,050
Marriott International, Inc., Class A	87,650	3,140,499
McDonald’s Corp.	96,811	7,213,388
Starbucks Corp.	218,907	5,599,641
Yum! Brands, Inc.	69,000	3,178,140

		21,146,718

Household Products 1.8%
Colgate-Palmolive Co.	51,058	3,924,318
Kimberly-Clark Corp.	64,493	4,195,270
Procter & Gamble Co. (The)	79,851	4,788,664

		12,908,252

Industrial Conglomerates 0.8%
3M Co.	69,824	6,054,439

Information Technology Services 3.8%
Cognizant Technology Solutions Corp., Class A *	187,000	12,055,890
Paychex, Inc.	141,997	3,903,497
Visa, Inc., Class A	157,622	11,705,010

		27,664,397

Internet & Catalog Retail 6.3%
Amazon.com, Inc. *	130,266	20,459,578
Netflix, Inc. *	48,677	7,893,462
Priceline.com, Inc. *	49,141	17,117,776

		45,470,816

Internet Software & Services 3.1%
Baidu, Inc. ADR-CN*	84,541	8,675,598
Equinix, Inc. *	73,760	7,549,336
Google, Inc., Class A *	12,000	6,309,480

		22,534,414

Machinery 5.7%
Caterpillar, Inc.	59,486	4,680,359
Cummins, Inc.	103,702	9,393,327
Danaher Corp.	248,571	10,094,468
Deere & Co.	72,700	5,073,006
Eaton Corp.	46,870	3,866,306
Flowserve Corp.	27,500	3,009,050
Illinois Tool Works, Inc.	102,900	4,838,358

		40,954,874

Media 1.8%
DIRECTV Group, Inc. (The), Class A *	124,942	5,201,336
Time Warner, Inc.	94,776	2,904,884
Walt Disney Co. (The)	139,846	4,630,301

		12,736,521

Metals & Mining 1.2%
Allegheny Technologies, Inc.	96,862	4,499,240
Cliffs Natural Resources, Inc.	63,300	4,046,136

		8,545,376

Multiline Retail 2.0%
Kohl’s Corp. *	71,500	3,766,620
Macy’s, Inc.	98,540	2,275,289
Nordstrom, Inc.	78,587	2,923,436
Target Corp.	105,104	5,616,758

		14,582,103

Oil, Gas & Consumable Fuels 4.4%
Canadian Natural Resources Ltd.	113,132	3,914,367
ConocoPhillips	72,520	4,164,824
Denbury Resources, Inc. *	89,269	1,418,484
Newfield Exploration Co. *	43,546	2,501,282
Noble Energy, Inc.	56,654	4,254,149
Occidental Petroleum Corp.	35,240	2,759,292
Peabody Energy Corp.	75,800	3,714,958
Petroleo Brasileiro SA — Preference Shares ADR-BR	138,600	4,548,852
Range Resources Corp.	60,236	2,296,799
Southwestern Energy Co. *	59,735	1,997,538

		31,570,545

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A
	46,600	2,946,518

Pharmaceuticals 2.8%
Allergan, Inc.	88,608	5,895,090
Pfizer, Inc.	191,550	3,288,914
Shire PLC ADR-IE	63,300	4,258,824
Teva Pharmaceutical Industries Ltd. ADR-IL	125,422	6,616,010

		20,058,838

Road & Rail 1.1%
Union Pacific Corp.	99,900	8,171,820

Semiconductors & Semiconductor Equipment 0.7%
Lam Research Corp. *	74,500	3,117,825
Marvell Technology Group Ltd. *	114,500	2,004,895

		5,122,720

Software 9.3%
Adobe Systems, Inc. *	85,766	2,242,781
Autodesk, Inc. *	116,600	3,727,702
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Software (continued)
Check Point Software Technologies Ltd. *	85,741	$3,166,415
Citrix Systems, Inc. *	289,096	19,727,911
Intuit, Inc. *	38,700	1,695,447
Microsoft Corp.	114,974	2,815,713
Oracle Corp.	852,526	22,890,323
Salesforce.com, Inc. *	78,283	8,752,040
VMware, Inc., Class A *	29,400	2,497,236

		67,515,568

Specialty Retail 1.6%
Dick’s Sporting Goods, Inc. *	51,600	1,446,864
O’Reilly Automotive, Inc. *	65,500	3,484,600
TJX Cos., Inc.	69,939	3,121,378
Urban Outfitters, Inc. *	116,500	3,662,760

		11,715,602

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	58,848	2,528,110
VF Corp.	35,913	2,909,671

		5,437,781

Wireless Telecommunication Services 2.3%
American Tower Corp., Class A *	321,328	16,471,273

Total Common Stocks (cost $621,101,199)		700,314,589

Mutual Fund 3.9%

Money Market Fund 3.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.23% (a)	27,919,126	27,919,126

Total Mutual Fund (cost $27,919,126)		27,919,126

Total Investments (cost $649,020,325) (b) — 100.9%		728,233,715
Liabilities in excess of other assets — (0.9%)		(6,567,268)

NET ASSETS — 100.0%		$721,666,447

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $654,895,215, tax unrealized appreciation and depreciation were $80,405,555 and $(7,067,055), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

BR	Brazil

CN	China

IE	Ireland

IL	Israel

Ltd.	Limited

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$700,314,589	$—	$—	$700,314,589
Mutual Fund	27,919,126	—	—	27,919,126

Total Assets	$728,233,715	$—	$—	$728,233,715

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks 97.8%

		Market
	Shares	Value

BERMUDA 1.5%
Insurance 1.3%
Everest Re Group Ltd.	77,116	$6,668,220
PartnerRe Ltd.	9,700	777,746

		7,445,966

Oil, Gas & Consumable Fuels 0.2%
Frontline Ltd.	41,032	1,166,540

		8,612,506

BRAZIL 0.3%
Commercial Banks 0.3%
Banco Santander Brasil SA ADR	138,100	1,901,637

CANADA 0.6%
Chemicals 0.2%
Methanex Corp.	55,400	1,356,746

Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd.	69,600	2,408,160

		3,764,906

GERMANY 0.2%
Construction Materials 0.2%
HeidelbergCement AG	19,133	921,532

HONG KONG 0.2%
Food Products 0.2%
China Agri-Industries Holdings Ltd.	889,000	1,261,635

IRELAND 0.3%
Health Care Equipment & Supplies 0.2%
Covidien PLC	23,800	956,522

Pharmaceuticals 0.1%
Elan Corp. PLC ADR*	124,300	714,725

		1,671,247

JAPAN 0.4%
Oil, Gas & Consumable Fuels 0.3%
INPEX Corp.	307	1,444,158

Tobacco 0.1%
Japan Tobacco, Inc.	249	829,684

		2,273,842

NETHERLANDS 0.6%
Energy Equipment & Services 0.2%
SBM Offshore NV	67,211	1,273,256

Food Products 0.4%
Unilever NV NYRS	74,433	2,224,058

		3,497,314

SINGAPORE 0.3%
Electronic Equipment, Instruments & Components 0.3%
Flextronics International Ltd.*	277,500	1,676,100

SWITZERLAND 1.9%
Capital Markets 0.2%
UBS AG REG*	73,000	1,242,878

Energy Equipment & Services 0.8%
Noble Corp.	48,100	1,625,299
Weatherford International Ltd.*	173,200	2,961,720

		4,587,019

Insurance 0.5%
ACE Ltd.	49,800	2,900,850

Pharmaceuticals 0.4%
Roche Holding AG	15,495	2,117,114

		10,847,861

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	119,860	1,215,380

UNITED KINGDOM 0.1%
Hotels, Restaurants & Leisure 0.1%
Thomas Cook Group PLC	294,933	797,204

UNITED STATES 91.2%
Aerospace & Defense 3.2%
Boeing Co. (The)	68,940	4,587,268
General Dynamics Corp.	29,100	1,827,771
Honeywell International, Inc.	199,122	8,749,421
Lockheed Martin Corp.	22,500	1,603,800
Rockwell Collins, Inc.	12,100	704,825
United Technologies Corp.	14,280	1,017,164

		18,490,249

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	26,600	1,773,954

Airlines 0.2%
Delta Air Lines, Inc.*	92,500	1,076,700

Auto Components 0.9%
Johnson Controls, Inc.	165,360	5,043,480

Automobiles 0.4%
Ford Motor Co.*	210,389	2,575,161

Beverages 2.4%
Coca-Cola Co. (The)	22,522	1,317,988
Dr. Pepper Snapple Group, Inc.	16,860	598,867
Molson Coors Brewing Co., Class B	92,200	4,353,684
PepsiCo, Inc.	116,794	7,759,793

		14,030,332

Biotechnology 2.7%
Amgen, Inc.*	121,188	6,678,671
Biogen Idec, Inc.*	98,054	5,502,790
Gilead Sciences, Inc.*	92,900	3,308,169

		15,489,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Capital Markets 4.7%
Ameriprise Financial, Inc.	105,570	$4,996,628
Bank of New York Mellon Corp. (The)	161,096	4,209,438
Franklin Resources, Inc.	34,236	3,659,828
Goldman Sachs Group, Inc. (The)	18,540	2,680,513
Invesco Ltd.	140,900	2,991,307
Morgan Stanley	51,060	1,260,161
State Street Corp.	80,042	3,014,382
TD Ameritrade Holding Corp.*	244,830	3,954,005
UBS AG REG*	41,600	708,448

		27,474,710

Chemicals 2.6%
Air Products & Chemicals, Inc.	35,677	2,954,769
CF Industries Holdings, Inc.	48,238	4,606,729
Dow Chemical Co. (The)	122,770	3,371,264
Monsanto Co.	40,300	1,931,579
Mosaic Co. (The)	39,849	2,341,528

		15,205,869

Commercial Banks 3.8%
Comerica, Inc.	41,530	1,542,839
PNC Financial Services Group, Inc.	42,855	2,224,603
SunTrust Banks, Inc.	116,591	3,011,546
U.S. Bancorp	224,122	4,845,518
Wells Fargo & Co.	411,850	10,349,790

		21,974,296

Commercial Services & Supplies 0.3%
Pitney Bowes, Inc.	74,660	1,596,231

Communications Equipment 2.0%
Cisco Systems, Inc.*	373,781	8,185,804
Motorola, Inc.*	88,090	751,408
QUALCOMM, Inc.	58,970	2,660,726

		11,597,938

Computers & Peripherals 0.8%
EMC Corp.*	196,382	3,988,518
Hewlett-Packard Co.	16,310	686,162

		4,674,680

Construction Materials 0.4%
Vulcan Materials Co.	65,100	2,403,492

Consumer Finance 0.9%
American Express Co.	15,560	653,987
Capital One Financial Corp.	16,480	651,784
SLM Corp.*	328,614	3,795,492

		5,101,263

Containers & Packaging 0.3%
Owens-Illinois, Inc.*	53,800	1,509,628

Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A*	41,600	2,136,160
DeVry, Inc.	30,700	1,510,747

		3,646,907

Diversified Financial Services 6.2%
Bank of America Corp.	1,189,090	15,588,970
Citigroup, Inc.*	321,160	1,252,524
JPMorgan Chase & Co.	501,588	19,095,455

		35,936,949

Diversified Telecommunication Services 0.7%
AT&T, Inc.	97,780	2,796,508
Verizon Communications, Inc.	45,610	1,486,430

		4,282,938

Electric Utilities 4.5%
American Electric Power Co., Inc.	168,641	6,109,863
Entergy Corp.	141,117	10,799,684
FirstEnergy Corp.	78,713	3,033,599
NextEra Energy, Inc.	31,110	1,692,073
NV Energy, Inc.	90,700	1,192,705
PPL Corp.	97,059	2,642,917
Progress Energy, Inc.	12,800	568,576

		26,039,417

Electrical Equipment 0.8%
Ametek, Inc.	24,400	1,165,588
Emerson Electric Co.	63,996	3,370,029

		4,535,617

Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc.*	119,700	3,199,581
Avnet, Inc.*	51,940	1,402,899
Corning, Inc.	127,950	2,338,926

		6,941,406

Energy Equipment & Services 1.7%
Baker Hughes, Inc.	21,550	918,030
Cameron International Corp.*	51,180	2,198,693
Halliburton Co.	120,026	3,969,260
Schlumberger Ltd.	47,070	2,899,982

		9,985,965

Food & Staples Retailing 1.6%
CVS Caremark Corp.	190,434	5,992,958
Wal-Mart Stores, Inc.	58,228	3,116,363

		9,109,321

Food Products 2.7%
Archer-Daniels-Midland Co.	241,898	7,721,384
General Mills, Inc.	178,529	6,523,450
Kraft Foods, Inc., Class A	54,000	1,666,440

		15,911,274

Gas Utilities 0.1%
Questar Corp.	38,910	682,092

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	151,629	7,234,220
Medtronic, Inc.	90,400	3,035,632
Zimmer Holdings, Inc.*	11,840	619,587

		10,889,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	34,300	$1,051,638
CIGNA Corp.	79,750	2,853,455
McKesson Corp.	11,160	689,465
UnitedHealth Group, Inc.	74,180	2,604,460
WellPoint, Inc.*	94,071	5,328,181

		12,527,199

Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	47,130	1,800,837

Household Durables 0.9%
Newell Rubbermaid, Inc.	188,315	3,353,890
NVR, Inc.*	910	589,252
Toll Brothers, Inc.*	35,660	678,253
Whirlpool Corp.	6,790	549,719

		5,171,114

Household Products 0.5%
Energizer Holdings, Inc.*	18,830	1,265,941
Procter & Gamble Co. (The)	31,861	1,910,704

		3,176,645

Industrial Conglomerates 2.2%
General Electric Co.	799,313	12,988,836

Information Technology Services 1.1%
Paychex, Inc.	65,700	1,806,093
Teradata Corp.*	20,960	808,218
Western Union Co. (The)	208,700	3,687,729

		6,302,040

Insurance 7.1%
Aflac, Inc.	87,095	4,503,682
Allstate Corp. (The)	84,321	2,660,328
Aon Corp.	28,950	1,132,234
Fidelity National Financial, Inc., Class A	217,790	3,421,481
Genworth Financial, Inc., Class A*	54,140	661,591
Hartford Financial Services Group, Inc.	109,294	2,508,297
Marsh & McLennan Cos., Inc.	121,857	2,939,191
MetLife, Inc.	67,300	2,587,685
Principal Financial Group, Inc.	53,300	1,381,536
Prudential Financial, Inc.	114,951	6,228,045
Reinsurance Group of America, Inc.	98,500	4,756,565
Travelers Cos., Inc. (The)	78,415	4,085,422
Unum Group	191,800	4,248,370
White Mountains Insurance Group Ltd.	1,917	591,318

		41,705,745

Internet Software & Services 0.7%
AOL, Inc.*	54,160	1,340,460
Google, Inc., Class A*	5,301	2,787,213

		4,127,673

Leisure Equipment & Products 0.1%
Mattel, Inc.	31,040	728,198

Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.*	13,370	640,156

Machinery 2.0%
Caterpillar, Inc.	19,610	1,542,915
Cummins, Inc.	12,950	1,173,011
Dover Corp.	35,780	1,868,074
Eaton Corp.	8,880	732,511
Illinois Tool Works, Inc.	34,058	1,601,407
PACCAR, Inc.	14,730	709,249
Pentair, Inc.	67,700	2,276,751
Terex Corp.*	71,900	1,647,948

		11,551,866

Media 4.4%
CBS Corp. Non-Voting, Class B	297,905	4,724,773
Comcast Corp., Class A	438,056	7,920,053
DISH Network Corp., Class A	223,848	4,288,928
News Corp., Class A	164,890	2,153,463
Omnicom Group Inc.	64,810	2,558,699
Time Warner, Inc.	69,960	2,144,274
Viacom, Inc., Class B	19,670	711,857
Virgin Media, Inc.	60,800	1,399,616

		25,901,663

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	24,320	2,076,685
Walter Energy, Inc.	18,952	1,540,608

		3,617,293

Multiline Retail 0.9%
Kohl’s Corp.*	51,800	2,728,824
Macy’s, Inc.	42,410	979,247
Target Corp.	29,000	1,549,760

		5,257,831

Multi-Utilities 0.5%
PG&E Corp.	66,901	3,038,643

Oil, Gas & Consumable Fuels 8.6%
Alpha Natural Resources, Inc.*	8,810	362,531
Anadarko Petroleum Corp.	33,350	1,902,617
Apache Corp.	12,500	1,222,000
Cabot Oil & Gas Corp.	32,200	969,542
Chevron Corp.	50,700	4,109,235
Cobalt International Energy, Inc.*	85,400	815,570
ConocoPhillips	27,370	1,571,859
CONSOL Energy, Inc.	71,700	2,650,032
EOG Resources, Inc.	43,340	4,029,320
Newfield Exploration Co.*	114,808	6,594,572
Occidental Petroleum Corp.	214,805	16,819,232
Peabody Energy Corp.	7,620	373,456
QEP Resources, Inc.	42,040	1,267,086
Range Resources Corp.	109,562	4,177,599
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.*	100,800	$3,370,752

		50,235,403

Paper & Forest Products 0.1%
International Paper Co.	30,290	658,808

Pharmaceuticals 4.9%
Johnson & Johnson	90,638	5,615,931
King Pharmaceuticals, Inc.*	249,800	2,488,008
Merck & Co., Inc.	338,900	12,474,909
Pfizer, Inc.	474,760	8,151,629

		28,730,477

Real Estate Investment Trusts (REITs) 0.3%
Digital Realty Trust, Inc.	24,445	1,508,257

Road & Rail 0.3%
Norfolk Southern Corp.	15,660	931,927
Union Pacific Corp.	11,490	939,882

		1,871,809

Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc.	59,700	697,296
Cypress Semiconductor Corp.*	61,070	768,261
Texas Instruments, Inc.	80,475	2,184,091

		3,649,648

Software 2.2%
BMC Software, Inc.*	102,349	4,143,087
Microsoft Corp.	210,930	5,165,676
Oracle Corp.	140,135	3,762,625

		13,071,388

Specialty Retail 1.6%
Abercrombie & Fitch Co., Class A	25,250	992,830
Home Depot, Inc.	43,340	1,373,011
Lowe’s Cos., Inc.	157,540	3,511,567
Staples, Inc.	169,609	3,548,220

		9,425,628

Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	10,840	974,082

Tobacco 0.2%
Philip Morris International, Inc.	17,420	975,868

Wireless Telecommunication Services 0.8%
Sprint Nextel Corp.*	1,066,367	4,937,279

		532,553,324

Total Common Stocks (cost $549,992,593)		570,994,488

Mutual Fund 6.3%

		Market
	Shares	Value

Money Market Fund 6.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	36,707,825	$36,707,825

Total Mutual Fund (cost $36,707,825)		36,707,825

Total Investments (cost $586,700,418) (b) — 104.1%		607,702,313

Liabilities in excess of other assets — (4.1)%		(23,697,163)

NET ASSETS — 100.0%		$584,005,150

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $596,029,442, tax unrealized appreciation and depreciation were $24,480,967 and $(12,808,096), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$18,490,249	$—	$—	$18,490,249
Air Freight & Logistics	1,773,954	—	—	1,773,954
Airlines	1,076,700	—	—	1,076,700
Auto Components	5,043,480	—	—	5,043,480
Automobiles	2,575,161	—	—	2,575,161
Beverages	14,030,332	—	—	14,030,332
Biotechnology	15,489,630	—	—	15,489,630
Capital Markets	27,474,710	1,242,878	—	28,717,588
Chemicals	16,562,615	—	—	16,562,615
Commercial Banks	23,875,933	—	—	23,875,933
Commercial Services & Supplies	1,596,231	—	—	1,596,231
Communications Equipment	11,597,938	—	—	11,597,938
Computers & Peripherals	4,674,680	—	—	4,674,680
Construction Materials	2,403,492	921,532	—	3,325,024
Consumer Finance	5,101,263	—	—	5,101,263
Containers & Packaging	1,509,628	—	—	1,509,628
Diversified Consumer Services	3,646,907	—	—	3,646,907
Diversified Financial Services	35,936,949	—	—	35,936,949
Diversified Telecommunication Services	4,282,938	—	—	4,282,938
Electric Utilities	26,039,417	—	—	26,039,417
Electrical Equipment	4,535,617	—	—	4,535,617
Electronic Equipment, Instruments & Components	8,617,506	—	—	8,617,506
Energy Equipment & Services	14,572,984	1,273,256	—	15,846,240
Food & Staples Retailing	9,109,321	—	—	9,109,321
Food Products	18,135,332	1,261,635	—	19,396,967
Gas Utilities	682,092	—	—	682,092
Health Care Equipment & Supplies	11,845,961	—	—	11,845,961
Health Care Providers & Services	12,527,199	—	—	12,527,199
Hotels, Restaurants & Leisure	1,800,837	797,204	—	2,598,041
Household Durables	5,171,114	—	—	5,171,114
Household Products	3,176,645	—	—	3,176,645
Industrial Conglomerates	12,988,836	—	—	12,988,836
Information Technology Services	6,302,040	—	—	6,302,040
Insurance	52,052,561	—	—	52,052,561
Internet Software & Services	4,127,673	—	—	4,127,673
Leisure Equipment & Products	728,198	—	—	728,198
Life Sciences Tools & Services	640,156	—	—	640,156
Machinery	11,551,866	—	—	11,551,866
Media	25,901,663	—	—	25,901,663
Metals & Mining	3,617,293	—	—	3,617,293
Multiline Retail	5,257,831	—	—	5,257,831
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total

Assets: (continued)
Multi-Utilities	$3,038,643	$—	$—	$3,038,643
Oil, Gas & Consumable Fuels	53,810,103	1,444,158	—	55,254,261
Paper & Forest Products	658,808	—	—	658,808
Pharmaceuticals	29,445,202	2,117,114	—	31,562,316
Real Estate Investment Trusts (REITs)	1,508,257	—	—	1,508,257
Road & Rail	1,871,809	—	—	1,871,809
Semiconductors & Semiconductor Equipment	4,865,028	—	—	4,865,028
Software	13,071,388	—	—	13,071,388
Specialty Retail	9,425,628	—	—	9,425,628
Textiles, Apparel & Luxury Goods	974,082	—	—	974,082
Tobacco	975,868	829,684	—	1,805,552
Wireless Telecommunication Services	4,937,279	—	—	4,937,279
Total Common Stocks	561,107,027	9,887,461	—	570,994,488

Mutual Funds	36,707,825	—	—	36,707,825

Total Assets	$597,814,852	$9,887,461	$—	$607,702,313

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Common Stocks 98.1%

		Market
	Shares	Value

ARGENTINA 0.3%
Internet Software & Services 0.3%
MercadoLibre, Inc.*	29,381	$2,120,721

BERMUDA 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Marvell Technology Group Ltd.*	242,000	4,237,420

CANADA 0.4%
Media 0.2%
Imax Corp.*	96,750	1,631,205

Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*	35,389	1,582,596

		3,213,801

CHINA 1.3%
Hotels, Restaurants & Leisure 0.6%
Ctrip.com International Ltd. ADR*	64,153	3,063,306
Home Inns & Hotels Management, Inc. ADR*	34,362	1,698,857

		4,762,163

Internet Software & Services 0.6%
Baidu, Inc. ADR*	44,726	4,589,782

Software 0.1%
VanceInfo Technologies, Inc. ADR*	39,524	1,278,206

		10,630,151

IRELAND 0.4%
Pharmaceuticals 0.4%
Shire PLC	130,442	2,936,554

NETHERLANDS 1.8%
Electrical Equipment 0.4%
Sensata Technologies Holding NV*	163,500	3,230,760

Energy Equipment & Services 1.4%
Core Laboratories NV(a)	125,407	11,040,832

		14,271,592

SINGAPORE 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Ltd.*(a)	235,000	5,289,850

UNITED KINGDOM 0.4%
Semiconductors & Semiconductor Equipment 0.4%
ARM Holdings PLC	488,614	3,039,663

UNITED STATES 92.3%
Aerospace & Defense 2.9%
BE Aerospace, Inc.*	253,072	7,670,612
Goodrich Corp.	26,934	1,985,844
Precision Castparts Corp.	48,500	6,176,475
Rockwell Collins, Inc.	71,500	4,164,875
TransDigm Group, Inc.	49,330	3,060,927

		23,058,733

Air Freight & Logistics 1.9%
Atlas Air Worldwide Holdings, Inc.*	22,792	1,146,438
CH Robinson Worldwide, Inc.(a)	155,520	10,873,958
Expeditors International of Washington, Inc.	62,521	2,890,346

		14,910,742

Airlines 0.4%
Alaska Air Group, Inc.*	28,485	1,453,589
UAL Corp.*	77,766	1,837,611

		3,291,200

Auto Components 0.7%
BorgWarner, Inc.*	50,000	2,631,000
Gentex Corp.	142,500	2,780,175

		5,411,175

Biotechnology 2.1%
Alexion Pharmaceuticals, Inc.*(a)	165,777	10,669,408
BioMarin Pharmaceutical, Inc.*(a)	140,000	3,129,000
Human Genome Sciences, Inc.*(a)	110,000	3,276,900

		17,075,308

Capital Markets 1.0%
Affiliated Managers Group, Inc.*	63,400	4,945,834
SEI Investments Co.	155,000	3,152,700

		8,098,534

Chemicals 2.2%
Albemarle Corp.	87,559	4,098,637
CF Industries Holdings, Inc.	24,158	2,307,089
Cytec Industries, Inc.	32,597	1,837,819
Ecolab, Inc.	29,492	1,496,424
International Flavors & Fragrances, Inc.	33,182	1,609,990
Nalco Holding Co.(a)	127,500	3,214,275
Sigma-Aldrich Corp.(a)	46,000	2,777,480

		17,341,714

Commercial Banks 0.2%
Comerica, Inc.	41,035	1,524,450

Commercial Services & Supplies 1.9%
Stericycle, Inc.*(a)	185,994	12,922,863
Waste Connections, Inc.*	48,523	1,924,422

		14,847,285

Communications Equipment 2.6%
F5 Networks, Inc.*	150,219	15,594,234
Juniper Networks, Inc.*	86,500	2,625,275
Polycom, Inc.*	90,000	2,455,200

		20,674,709

Computers & Peripherals 1.6%
Lexmark International, Inc., Class A*	89,077	3,974,616
NetApp, Inc.*	167,931	8,361,284

		12,335,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Diversified Consumer Services 1.1%
DeVry, Inc.(a)	83,000	$4,084,430
Strayer Education, Inc.(a)	26,500	4,624,250

		8,708,680

Diversified Financial Services 1.3%
IntercontinentalExchange, Inc.*	46,000	4,817,120
MSCI, Inc., Class A*	175,000	5,811,750

		10,628,870

Electrical Equipment 1.6%
Ametek, Inc.	112,500	5,374,125
Rockwell Automation, Inc.	37,857	2,336,913
Roper Industries, Inc.	82,000	5,344,760

		13,055,798

Electronic Equipment, Instruments & Components 3.4%
Agilent Technologies, Inc.*	48,821	1,629,157
Amphenol Corp., Class A	97,000	4,751,060
Dolby Laboratories, Inc., Class A*(a)	167,806	9,533,059
National Instruments Corp.	145,500	4,752,030
Trimble Navigation Ltd.*(a)	175,000	6,132,000

		26,797,306

Energy Equipment & Services 1.6%
Cameron International Corp.*	76,500	3,286,440
CARBO Ceramics, Inc.(a)	81,000	6,561,000
FMC Technologies, Inc.*	40,819	2,787,530

		12,634,970

Food & Staples Retailing 0.4%
Whole Foods Market, Inc.*	94,989	3,525,042

Food Products 1.6%
H.J. Heinz Co.	31,106	1,473,491
Mead Johnson Nutrition Co.	196,857	11,203,132

		12,676,623

Health Care Equipment & Supplies 4.0%
C.R. Bard, Inc.	36,568	2,977,732
Edwards Lifesciences Corp.*	100,000	6,705,000
Intuitive Surgical, Inc.*(a)	19,823	5,624,578
NuVasive, Inc.*(a)	160,000	5,622,400
ResMed, Inc.*(a)	96,000	3,149,760
Varian Medical Systems, Inc.*	51,177	3,096,209
Volcano Corp.*(a)	180,000	4,676,400

		31,852,079

Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	78,363	2,402,609
Catalyst Health Solutions, Inc.*(a)	53,500	1,883,735
Express Scripts, Inc.*	218,373	10,634,765
HMS Holdings Corp.*(a)	89,500	5,275,130
Medco Health Solutions, Inc.*	30,695	1,597,982

		21,794,221

Health Care Technology 1.4%
Cerner Corp.*(a)	68,000	5,711,320
Quality Systems, Inc.	35,000	2,320,850
SXC Health Solutions Corp.*	91,829	3,349,004

		11,381,174

Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc.*	15,639	2,689,908
Hyatt Hotels Corp., Class A*	66,500	2,486,435
Las Vegas Sands Corp.*	87,704	3,056,484
Royal Caribbean Cruises Ltd.*(a)	151,037	4,762,197
Starwood Hotels & Resorts Worldwide, Inc.	78,898	4,146,090
WMS Industries, Inc.*(a)	180,000	6,852,600
Wynn Resorts Ltd.	5,346	463,872

		24,457,586

Household Products 0.9%
Church & Dwight Co., Inc.(a)	110,197	7,156,193

Information Technology Services 2.4%
Alliance Data Systems Corp.*(a)	49,000	3,197,740
Cognizant Technology Solutions Corp., Class A*	183,194	11,810,517
Sapient Corp.	105,000	1,256,850
VeriFone Systems, Inc.*	100,000	3,107,000

		19,372,107

Internet & Catalog Retail 1.7%
Netflix, Inc.*	46,921	7,608,709
Priceline.com, Inc.*	17,712	6,169,798

		13,778,507

Internet Software & Services 2.6%
Equinix, Inc.*(a)	96,084	9,834,198
GSI Commerce, Inc.*	120,000	2,964,000
Rackspace Hosting, Inc.*(a)	88,000	2,286,240
VeriSign, Inc.*	96,299	3,056,530
WebMD Health Corp.*	54,129	2,699,413

		20,840,381

Leisure Equipment & Products 0.7%
Hasbro, Inc.	85,000	3,783,350
Mattel, Inc.	65,715	1,541,674

		5,325,024

Life Sciences Tools & Services 0.8%
Illumina, Inc.*	47,349	2,329,571
Life Technologies Corp.*	50,399	2,353,129
Waters Corp.*	23,626	1,672,248

		6,354,948

Machinery 4.2%
AGCO Corp.*	38,367	1,496,697
ArvinMeritor, Inc.*	148,575	2,308,855
Cummins, Inc.	131,513	11,912,448
Danaher Corp.	139,500	5,665,095
Dover Corp.	50,968	2,661,039
Flowserve Corp.	33,500	3,665,570
Pall Corp.	92,000	3,830,880
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Machinery (continued)
Timken Co.	53,124	$2,037,837

		33,578,421

Media 1.6%
CBS Corp. Non-Voting, Class B	97,635	1,548,491
Discovery Communications, Inc., Class A*(a)	136,183	5,930,770
Discovery Communications, Inc., Class C*	33,038	1,261,721
Scripps Networks Interactive, Inc., Class A	90,000	4,282,200

		13,023,182

Metals & Mining 0.9%
Cliffs Natural Resources, Inc.	94,015	6,009,439
Titanium Metals Corp.*	73,263	1,462,329

		7,471,768

Multiline Retail 2.6%
Dollar Tree, Inc.*	288,364	14,060,629
Family Dollar Stores, Inc.	49,607	2,190,645
Nordstrom, Inc.	127,000	4,724,400

		20,975,674

Oil, Gas & Consumable Fuels 3.0%
Brigham Exploration Co.*	79,680	1,494,000
Concho Resources, Inc.*(a)	191,917	12,699,148
Pioneer Natural Resources Co.	22,850	1,485,936
Whiting Petroleum Corp.*	86,646	8,275,559

		23,954,643

Pharmaceuticals 1.6%
Perrigo Co.	60,000	3,853,200
Salix Pharmaceuticals Ltd.*(a)	170,574	6,775,199
Watson Pharmaceuticals, Inc.*	55,000	2,327,050

		12,955,449

Professional Services 0.6%
Verisk Analytics, Inc., Class A*	155,000	4,341,550

Real Estate Investment Trusts (REITs) 1.0%
AvalonBay Communities, Inc.	36,117	3,753,640
Digital Realty Trust, Inc.	37,565	2,317,761
DuPont Fabros Technology, Inc.	59,929	1,507,214

		7,578,615

Real Estate Management & Development 1.5%
CB Richard Ellis Group, Inc., Class A*	145,440	2,658,643
Jones Lang LaSalle, Inc.(a)	106,445	9,183,010

		11,841,653

Road & Rail 1.0%
J.B. Hunt Transport Services, Inc.	176,956	6,140,373
Kansas City Southern*	58,185	2,176,701

		8,317,074

Semiconductors & Semiconductor Equipment 3.5%
Altera Corp.	79,937	2,410,900
Analog Devices, Inc.(a)	125,000	3,922,500
Cavium Networks, Inc.*	84,066	2,417,738
Cypress Semiconductor Corp.*	122,519	1,541,289
Microchip Technology, Inc.(a)	173,000	5,440,850
Silicon Laboratories, Inc.*	96,000	3,518,400
Skyworks Solutions, Inc.*	133,309	2,756,830
Varian Semiconductor Equipment Associates, Inc.*	140,000	4,029,200
Veeco Instruments, Inc.*	43,602	1,520,402

		27,558,109

Software 7.4%
ANSYS, Inc.*(a)	138,000	5,830,500
Citrix Systems, Inc.*	167,797	11,450,468
Informatica Corp.*	190,000	7,297,900
Intuit, Inc.*(a)	112,404	4,924,419
MICROS Systems, Inc.*	97,000	4,106,010
RealD, Inc.*(a)	55,000	1,016,950
Rovi Corp.*	233,234	11,757,326
Salesforce.com, Inc.*(a)	85,144	9,519,099
Solera Holdings, Inc.(a)	66,500	2,936,640

		58,839,312

Specialty Retail 6.1%
AutoZone, Inc.*	11,663	2,669,777
Bed Bath & Beyond, Inc.*(a)	128,300	5,569,503
Dick’s Sporting Goods, Inc.*	95,000	2,663,800
J Crew Group, Inc.*(a)	100,000	3,362,000
Jo-Ann Stores, Inc.*(a)	82,500	3,675,375
O’Reilly Automotive, Inc.*	123,865	6,589,618
PetSmart, Inc.	105,008	3,675,280
Ross Stores, Inc.(a)	110,000	6,008,200
Urban Outfitters, Inc.*	194,000	6,099,360
Williams-Sonoma, Inc.	271,310	8,600,527

		48,913,440

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.	102,000	4,381,920
Fossil, Inc.*	43,621	2,346,374
Phillips-Van Heusen Corp.	74,234	4,465,917

		11,194,211

Trading Companies & Distributors 2.2%
Fastenal Co.(a)	195,627	10,405,400
W.W. Grainger, Inc.(a)	56,335	6,710,062

		17,115,462

Wireless Telecommunication Services 4.9%
American Tower Corp., Class A*	173,078	8,871,978
NII Holdings, Inc.*	239,406	9,839,587
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A*(a)	504,407	$20,327,602

		39,039,167

		735,606,989

Total Common Stocks (cost $620,190,205)		781,346,741

Mutual Fund 1.5%

		Market
	Shares	Value

Money Market Fund 1.5%
Invesco Liquid Assets Portfolio - Institutional Class, 0.23% (b)	12,325,023	12,325,023

Total Mutual Fund (cost $12,325,023)		12,325,023

Repurchase Agreements 11.3%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/2010, due 10/01/2010, repurchase price $57,647,111, collateralized by U.S. Government Agency Mortgages ranging from 2.75% - 6.50%, maturing 02/20/17 - 09/20/60; total market value of $58,799,579. (c)	$57,646,647	57,646,647
Morgan Stanley, 0.30%, dated 09/30/2010, due 10/01/2010, repurchase price $7,000,058, collateralized by U.S. Government Agency Mortgages ranging from 2.06% - 9.48%, maturing 07/01/17 - 09/01/40; total market value of $7,140,000. (c)	7,000,000	7,000,000
Barclays Capital, 0.24%, dated 09/30/2010, due 10/01/2010, repurchase price $25,000,167, collateralized by U.S. Treasury Securities ranging from 1.38% - 3.75%, maturing 09/15/12 - 11/15/18; total market value of $25,500,002. (c)	25,000,000	25,000,000

Total Repurchase Agreements (cost $89,646,647)		89,646,647

Total Investments (cost $722,161,875) (d) — 110.9%		883,318,411

Liabilities in excess of other assets — (10.9)%		(86,719,112)

NET ASSETS — 100.0%		$796,599,299

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $88,411,098.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010, was $89,646,647.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $725,402,118, tax unrealized appreciation and depreciation were $163,432,497 and $(5,516,204), respectively.

ADR	American Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contract:
British Pound	Bank of America NA	10/29/10	(2,564,835)	$(4,040,077)	$(4,028,458)	$11,619
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$23,058,733	$—	$—	$23,058,733
Air Freight & Logistics	14,910,742	—	—	14,910,742
Airlines	3,291,200	—	—	3,291,200
Auto Components	5,411,175	—	—	5,411,175
Biotechnology	17,075,308	—	—	17,075,308
Capital Markets	8,098,534	—	—	8,098,534
Chemicals	17,341,714	—	—	17,341,714
Commercial Banks	1,524,450	—	—	1,524,450
Commercial Services & Supplies	14,847,285	—	—	14,847,285
Communications Equipment	20,674,709	—	—	20,674,709
Computers & Peripherals	12,335,900	—	—	12,335,900
Diversified Consumer Services	8,708,680	—	—	8,708,680
Diversified Financial Services	10,628,870	—	—	10,628,870
Electrical Equipment	16,286,558	—	—	16,286,558
Electronic Equipment, Instruments & Components	26,797,306	—	—	26,797,306
Energy Equipment & Services	23,675,802	—	—	23,675,802
Food & Staples Retailing	3,525,042	—	—	3,525,042
Food Products	12,676,623	—	—	12,676,623
Health Care Equipment & Supplies	31,852,079	—	—	31,852,079
Health Care Providers & Services	21,794,221	—	—	21,794,221
Health Care Technology	11,381,174	—	—	11,381,174
Hotels, Restaurants & Leisure	29,219,749	—	—	29,219,749
Household Products	7,156,193	—	—	7,156,193
Information Technology Services	19,372,107	—	—	19,372,107
Internet & Catalog Retail	13,778,507	—	—	13,778,507
Internet Software & Services	27,550,884	—	—	27,550,884
Leisure Equipment & Products	5,325,024	—	—	5,325,024
Life Sciences Tools & Services	6,354,948	—	—	6,354,948
Machinery	33,578,421	—	—	33,578,421
Media	14,654,387	—	—	14,654,387
Metals & Mining	7,471,768	—	—	7,471,768
Multiline Retail	20,975,674	—	—	20,975,674
Oil, Gas & Consumable Fuels	23,954,643	—	—	23,954,643
Pharmaceuticals	12,955,449	2,936,554	—	15,892,003
Professional Services	4,341,550	—	—	4,341,550
Real Estate Investment Trusts (REITs)	7,578,615	—	—	7,578,615
Real Estate Management & Development	11,841,653	—	—	11,841,653
Road & Rail	8,317,074	—	—	8,317,074
Semiconductors & Semiconductor Equipment	37,085,379	3,039,663	—	40,125,042
Software	60,117,518	—	—	60,117,518
Specialty Retail	48,913,440	—	—	48,913,440
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

Asset Type	Level 1	Level 2	Level 3	Total

Assets: (continued)
Textiles, Apparel & Luxury Goods	$12,776,807	$—	$—	$12,776,807
Trading Companies & Distributors	17,115,462	—	—	17,115,462
Wireless Telecommunication Services	39,039,167	—	—	39,039,167

Total Common Stocks	775,370,524	5,976,217	—	781,346,741

Forward Currency Contract	—	11,619	—	11,619
Mutual Fund	12,325,023	—	—	12,325,023
Repurchase Agreements	—	89,646,647	—	89,646,647

Total Assets	$787,695,547	$95,634,483	$—	$883,330,030

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:
Forward foreign currency contract	Receivables — Unrealized appreciation from forward foreign currency contract	$11,619

Total		$11,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 97.9%

		Market
	Shares	Value

Aerospace & Defense 1.3%
Alliant Techsystems, Inc. *	19,400	$1,462,760
Goodrich Corp.	31,330	2,309,961
ITT Corp.	100,172	4,691,055

		8,463,776

Airlines 0.3%
AMR Corp. *(a)	20,436	128,134
Continental Airlines, Inc., Class B *	18,532	460,335
Delta Air Lines, Inc. *(a)	41,884	487,530
Southwest Airlines Co.	38,521	503,469
UAL Corp. *(a)	14,674	346,746
US Airways Group, Inc. *	34,832	322,196

		2,248,410

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) *	94,385	1,014,639

Automobiles 0.1%
Ford Motor Co. *(a)	29,153	356,833

Beverages 0.8%
Coca-Cola Enterprises, Inc.	158,633	4,917,623

Biotechnology 0.4%
Cephalon, Inc. *	38,800	2,422,672

Building Products 0.3%
A.O. Smith Corp. (a)	29,891	1,730,390

Capital Markets 2.7%
Ameriprise Financial, Inc.	33,563	1,588,537
Artio Global Investors, Inc.	34,091	521,592
Charles Schwab Corp. (The)	81,118	1,127,540
Invesco Ltd. (a)	139,994	2,972,073
Northern Trust Corp.	136,217	6,571,108
State Street Corp.	27,562	1,037,985
T. Rowe Price Group, Inc.	5,298	265,244
TD Ameritrade Holding Corp. *	203,400	3,284,910

		17,368,989

Chemicals 2.9%
Agrium, Inc.	24,719	1,853,678
CF Industries Holdings, Inc.	32,200	3,075,100
Eastman Chemical Co.	43,110	3,190,140
Huntsman Corp.	194,972	2,253,876
Lubrizol Corp.	40,891	4,333,219
Minerals Technologies, Inc.	39,540	2,329,697
PPG Industries, Inc.	28,408	2,068,103

		19,103,813

Commercial Banks 2.4%
CIT Group, Inc. *	92,001	3,755,481
Comerica, Inc.	119,259	4,430,472
Commerce Bancshares, Inc.	74,843	2,813,348
Fifth Third Bancorp (a)	99,969	1,202,627
SunTrust Banks, Inc. (a)	129,645	3,348,730

		15,550,658

Commercial Services & Supplies 2.9%
Cintas Corp.	60,333	1,662,174
Pitney Bowes, Inc.	95,067	2,032,532
Republic Services, Inc.	383,243	11,685,079
Ritchie Bros. Auctioneers, Inc. (a)	65,627	1,363,073
Waste Management, Inc.	55,527	1,984,535

		18,727,393

Communications Equipment 0.9%
Brocade Communications Systems, Inc. *	94,277	550,578
EchoStar Corp., Class A *	114,752	2,189,468
Emulex Corp. *	201,895	2,107,784
Tellabs, Inc. (a)	135,596	1,010,190

		5,858,020

Computers & Peripherals 0.9%
Diebold, Inc.	4,333	134,713
SanDisk Corp. *	53,200	1,949,780
Seagate Technology PLC *	32,040	377,431
Western Digital Corp. *	127,471	3,618,902

		6,080,826

Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV NYRS-NL*	80,824	1,976,147
EMCOR Group, Inc. *	58,000	1,426,220
Fluor Corp. (a)	21,722	1,075,891
Foster Wheeler AG *	224,375	5,488,212
Insituform Technologies, Inc., Class A *(a)	11,557	279,448
Jacobs Engineering Group, Inc. *	33,541	1,298,037
KBR, Inc.	47,742	1,176,363

		12,720,318

Construction Materials 0.5%
Cemex SAB de CV ADR-MX*(a)	187,595	1,594,557
Vulcan Materials Co.	45,142	1,666,643

		3,261,200

Containers & Packaging 1.8%
Bemis Co., Inc.	215,338	6,836,981
Crown Holdings, Inc. *	93,800	2,688,308
Owens-Illinois, Inc. *	32,500	911,950
Packaging Corp. of America	53,700	1,244,229

		11,681,468

Distributors 0.3%
Genuine Parts Co.	40,649	1,812,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Diversified Consumer Services 0.8%
Apollo Group, Inc., Class A *	10,601	$544,361
Capella Education Co. *(a)	3,649	283,236
Career Education Corp. *	30,755	660,310
Corinthian Colleges, Inc. *(a)	59,562	418,125
DeVry, Inc. (a)	9,627	473,745
H&R Block, Inc.	180,500	2,337,475
ITT Educational Services, Inc. *(a)	5,193	364,912

		5,082,164

Diversified Financial Services 0.1%
Pico Holdings, Inc. *(a)	22,897	683,704

Diversified Telecommunication Services 1.9%
CenturyLink, Inc.	23,612	931,730
Consolidated Communications Holdings, Inc.	73,682	1,375,643
Qwest Communications International, Inc.	660,276	4,139,930
Windstream Corp. (a)	507,124	6,232,554

		12,679,857

Electric Utilities 2.9%
Allegheny Energy, Inc.	41,014	1,005,663
American Electric Power Co., Inc.	30,702	1,112,334
Great Plains Energy, Inc.	75,704	1,430,806
IDACORP, Inc.	17,108	614,519
Northeast Utilities	79,885	2,362,199
NV Energy, Inc.	346,046	4,550,505
Pepco Holdings, Inc. (a)	71,487	1,329,658
Pinnacle West Capital Corp.	15,695	647,733
Portland General Electric Co.	105,663	2,142,846
Westar Energy, Inc.	153,045	3,708,280

		18,904,543

Electrical Equipment 2.5%
Babcock & Wilcox Co. *	63,079	1,342,321
Cooper Industries PLC	72,786	3,561,419
Emerson Electric Co.	15,406	811,280
Hubbell, Inc., Class B	92,616	4,700,262
Rockwell Automation, Inc. (a)	25,480	1,572,880
Thomas & Betts Corp. *	90,908	3,729,046
Woodward Governor Co.	11,675	378,504

		16,095,712

Electronic Equipment, Instruments & Components 1.3%
Agilent Technologies, Inc. *	112,006	3,737,640
Avnet, Inc. *	87,409	2,360,917
Molex, Inc.	117,341	2,455,947

		8,554,504

Energy Equipment & Services 2.7%
Baker Hughes, Inc.	39,700	1,691,220
Cameron International Corp. *	33,812	1,452,564
Dresser-Rand Group, Inc. *	106,600	3,932,474
Helix Energy Solutions Group, Inc. *(a)	197,545	2,200,651
McDermott International, Inc. *	153,510	2,268,878
Nabors Industries Ltd. *	109,486	1,977,317
Noble Corp. *	76,052	2,569,797
Oceaneering International, Inc. *	29,637	1,596,249

		17,689,150

Food Products 1.8%
ConAgra Foods, Inc.	260,345	5,711,969
H.J. Heinz Co.	84,332	3,994,807
Kellogg Co.	27,980	1,413,270
Ralcorp Holdings, Inc. *	16,100	941,528

		12,061,574

Gas Utilities 0.4%
AGL Resources, Inc.	18,762	719,710
Questar Corp. (a)	20,460	358,664
Southwest Gas Corp.	37,438	1,257,543

		2,335,917

Health Care Equipment & Supplies 3.0%
Beckman Coulter, Inc.	88,340	4,310,109
Boston Scientific Corp. *	525,897	3,223,749
CareFusion Corp. *	62,404	1,550,115
Covidien PLC	28,572	1,148,309
Hospira, Inc. *	58,127	3,313,820
Symmetry Medical, Inc. *	73,212	705,764
Zimmer Holdings, Inc. *	108,923	5,699,940

		19,951,806

Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	167,500	5,135,550
CIGNA Corp.	106,748	3,819,444
LifePoint Hospitals, Inc. *	84,785	2,972,562
Patterson Cos., Inc.	62,937	1,803,145
Quest Diagnostics, Inc.	75,700	3,820,579
Select Medical Holdings Corp. *	150,626	1,159,820
Universal Health Services, Inc., Class B	31,770	1,234,582

		19,945,682

Hotels, Restaurants & Leisure 1.6%
CEC Entertainment, Inc. *	110,721	3,801,052
International Speedway Corp., Class A	87,082	2,124,801
Penn National Gaming, Inc. *(a)	69,487	2,057,510
Royal Caribbean Cruises Ltd. *(a)	23,205	731,654
Speedway Motorsports, Inc.	103,883	1,628,885

		10,343,902

Household Durables 1.8%
D.R. Horton, Inc.	55,867	621,241
Fortune Brands, Inc.	47,917	2,358,954
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Household Durables (continued)
Garmin Ltd.	99,300	$3,013,755
KB Home (a)	27,524	311,847
Mohawk Industries, Inc. *(a)	18,227	971,499
Pulte Group, Inc. *(a)	58,777	514,887
Stanley Black & Decker, Inc.	11,437	700,859
Toll Brothers, Inc. *	99,822	1,898,614
Whirlpool Corp.	13,602	1,101,218

		11,492,874

Household Products 0.7%
Clorox Co.	12,495	834,166
Kimberly-Clark Corp.	54,906	3,571,635

		4,405,801

Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc. *	44,200	920,244

Industrial Conglomerates 0.3%
Tyco International Ltd.	46,804	1,719,111

Information Technology Services 3.0%
Accenture PLC, Class A	26,030	1,106,015
Automatic Data Processing, Inc.	19,337	812,734
Computer Sciences Corp.	33,341	1,533,686
Fidelity National Information Services, Inc.	101,941	2,765,659
Hewitt Associates, Inc., Class A *	75,558	3,810,390
Lender Processing Services, Inc.	167,400	5,562,702
Paychex, Inc.	34,378	945,051
SAIC, Inc. *	189,800	3,033,004

		19,569,241

Insurance 9.1%
ACE Ltd.	34,848	2,029,896
Allstate Corp. (The)	41,363	1,305,003
Aon Corp. (a)	173,305	6,777,959
Arch Capital Group Ltd. *	27,500	2,304,500
Assurant, Inc. (a)	51,499	2,096,009
Axis Capital Holdings Ltd.	49,299	1,623,909
Chubb Corp.	29,404	1,675,734
Everest Re Group Ltd.	27,913	2,413,637
Hartford Financial Services Group, Inc.	5,801	133,133
HCC Insurance Holdings, Inc.	345,400	9,011,486
Lincoln National Corp.	74,926	1,792,230
Marsh & McLennan Cos., Inc.	216,835	5,230,060
PartnerRe Ltd. (a)	61,869	4,960,656
Symetra Financial Corp.	198,144	2,072,586
Transatlantic Holdings, Inc.	80,697	4,101,022
Travelers Cos., Inc. (The)	50,635	2,638,084
Willis Group Holdings PLC	80,356	2,476,572
XL Group PLC	334,852	7,252,894

		59,895,370

Internet & Catalog Retail 0.6%
Expedia, Inc.	147,300	4,155,333

Leisure Equipment & Products 0.6%
Hasbro, Inc. (a)	62,386	2,776,801
Mattel, Inc.	41,141	965,168

		3,741,969

Life Sciences Tools & Services 0.5%
Life Technologies Corp. *(a)	75,318	3,516,597

Machinery 3.3%
AGCO Corp. *(a)	44,172	1,723,150
Altra Holdings, Inc. *	123,450	1,818,418
Eaton Corp.	38,236	3,154,087
Harsco Corp.	69,743	1,714,283
Ingersoll-Rand PLC	23,249	830,222
Joy Global, Inc.	19,800	1,392,336
Kaydon Corp.	130,298	4,508,311
Manitowoc Co., Inc. (The) (a)	99,244	1,201,845
Oshkosh Corp. *	105,500	2,901,250
Parker Hannifin Corp.	19,490	1,365,469
Robbins & Myers, Inc.	26,274	703,618
Terex Corp. *	24,523	562,067

		21,875,056

Media 1.2%
DreamWorks Animation SKG, Inc., Class A *	28,900	922,199
Liberty Media Corp. — Starz, Class A *	9,468	614,284
National CineMedia, Inc. (a)	95,892	1,716,467
Omnicom Group Inc.	57,663	2,276,535
Regal Entertainment Group, Class A	99,729	1,308,444
Scholastic Corp.	34,136	949,664

		7,787,593

Metals & Mining 0.8%
Cliffs Natural Resources, Inc.	13,111	838,055
Freeport-McMoRan Copper & Gold, Inc.	21,995	1,878,153
Newmont Mining Corp.	23,778	1,493,496
Steel Dynamics, Inc. (a)	50,568	713,514
United States Steel Corp. (a)	10,628	465,932

		5,389,150

Multiline Retail 0.7%
Macy’s, Inc. (a)	128,028	2,956,166
Nordstrom, Inc.	48,283	1,796,128

		4,752,294

Multi-Utilities 7.0%
CenterPoint Energy, Inc.	433,258	6,810,816
CMS Energy Corp.	312,900	5,638,458
Consolidated Edison, Inc.	30,501	1,470,758
DTE Energy Co.	32,550	1,495,022
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Multi-Utilities (continued)
NiSource, Inc.	164,100	$2,855,340
OGE Energy Corp.	80,900	3,225,483
PG&E Corp.	196,061	8,905,091
Sempra Energy (a)	143,079	7,697,650
Wisconsin Energy Corp.	59,289	3,426,904
Xcel Energy, Inc.	176,398	4,051,862

		45,577,384

Oil, Gas & Consumable Fuels 5.5%
Alpha Natural Resources, Inc. *	48,216	1,984,088
Apache Corp.	7,209	704,752
Devon Energy Corp.	35,226	2,280,531
El Paso Corp.	120,436	1,490,998
Enbridge, Inc.	49,770	2,602,971
EQT Corp.	166,761	6,013,402
Imperial Oil Ltd.	129,414	4,904,123
Murphy Oil Corp.	46,020	2,849,558
Newfield Exploration Co. *	43,813	2,516,619
Noble Energy, Inc.	24,088	1,808,768
Petrohawk Energy Corp. *	54,800	884,472
Pioneer Natural Resources Co. (a)	30,689	1,995,706
QEP Resources, Inc.	12,459	375,514
Southwestern Energy Co. *	16,218	542,330
Ultra Petroleum Corp. *(a)	68,976	2,895,612
Whiting Petroleum Corp. *	19,600	1,871,996
Williams Partners LP	13,522	573,333

		36,294,773

Paper & Forest Products 1.0%
Domtar Corp.	11,088	716,063
Louisiana-Pacific Corp. *(a)	220,467	1,668,935
MeadWestvaco Corp.	62,070	1,513,267
Weyerhaeuser Co.	177,629	2,799,433

		6,697,698

Pharmaceuticals 2.7%
Forest Laboratories, Inc. *(a)	218,855	6,769,185
King Pharmaceuticals, Inc. *	253,500	2,524,860
Mylan, Inc. *(a)	213,528	4,016,462
Valeant Pharmaceuticals International, Inc.	100,800	2,525,040
Watson Pharmaceuticals, Inc. *	38,851	1,643,786

		17,479,333

Professional Services 0.3%
Towers Watson & Co., Class A	43,400	2,134,412

Real Estate Investment Trusts (REITs) 4.4%
Annaly Capital Management, Inc.	323,162	5,687,651
AvalonBay Communities, Inc.	10,426	1,083,574
Boston Properties, Inc. (a)	16,442	1,366,659
Equity Residential (a)	25,820	1,228,257
Government Properties Income Trust	111,219	2,969,547
HCP, Inc.	15,247	548,587
Health Care REIT, Inc.	70,300	3,328,002
Host Hotels & Resorts, Inc.	96,140	1,392,107
Pebblebrook Hotel Trust *(a)	20,873	375,923
Piedmont Office Realty Trust, Inc., Class A	184,532	3,489,500
ProLogis (a)	126,545	1,490,700
Rayonier, Inc.	86,829	4,351,870
Ventas, Inc. (a)	27,678	1,427,355

		28,739,732

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., Class A *	64,300	1,175,404
St. Joe Co. (The) *(a)	37,563	934,192

		2,109,596

Road & Rail 0.7%
Con-way, Inc. (a)	13,030	403,800
Hertz Global Holdings, Inc. *	132,200	1,399,998
Kansas City Southern *	44,966	1,682,178
Knight Transportation, Inc.	10,519	203,332
Landstar System, Inc. (a)	7,966	307,647
Old Dominion Freight Line, Inc. *(a)	10,480	266,401
Werner Enterprises, Inc.	11,212	229,734

		4,493,090

Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	395,398	4,618,249
KLA-Tencor Corp.	43,837	1,544,378
LSI Corp. *	769,060	3,506,914
Microchip Technology, Inc. (a)	36,906	1,160,694
Micron Technology, Inc. *	208,800	1,505,448
NXP Semiconductor NV *(a)	89,516	1,109,103
Skyworks Solutions, Inc. *	70,700	1,462,076
Teradyne, Inc. *	136,582	1,521,523
Verigy Ltd. *	42,657	346,801

		16,775,186

Software 1.5%
Adobe Systems, Inc. *(a)	—	0
Autodesk, Inc. *	39,234	1,254,311
BMC Software, Inc. *	51,076	2,067,556
Cadence Design Systems, Inc. *	156,972	1,197,696
Check Point Software Technologies Ltd. *	81,500	3,009,795
Symantec Corp. *	129,700	1,967,549
Synopsys, Inc. *	10,854	268,854

		9,765,761

Specialty Retail 3.8%
Abercrombie & Fitch Co., Class A	24,765	973,760
Aeropostale, Inc. *	140,950	3,277,088
Best Buy Co., Inc.	40,615	1,658,310
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	244,856	$5,457,840
PetSmart, Inc.	68,187	2,386,545
RadioShack Corp.	92,900	1,981,557
Ross Stores, Inc.	47,700	2,605,374
Staples, Inc.	137,226	2,870,768
TJX Cos., Inc.	88,000	3,927,440

		25,138,682

Textiles, Apparel & Luxury Goods 0.5%
VF Corp. (a)	36,690	2,972,624

Thrifts & Mortgage Finance 1.0%
Hudson City Bancorp, Inc.	181,850	2,229,481
MGIC Investment Corp. *	122,000	1,126,060
People’s United Financial, Inc.	247,408	3,238,571

		6,594,112

Tobacco 0.9%
Lorillard, Inc.	74,816	6,008,473

Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc. *	95,175	1,386,700

Wireless Telecommunication Services 0.2%
Sprint Nextel Corp. *	334,483	1,548,656

Total Common Stocks (cost $596,897,853)		640,584,927

Exchange Traded Fund 0.6%

		Market
	Shares	Value

Equity 0.6%
iShares Russell Midcap Value Index Fund	103,192	4,165,861

Total Exchange Traded Fund (cost $4,157,386)		4,165,861

Mutual Fund 1.8%

		Market
	Shares	Value

Money Market Fund 1.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (b)	11,958,707	11,958,707

Total Mutual Fund (cost $11,958,707)		11,958,707

Repurchase Agreements 5.5%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/10, due 10/01/10, repurchase price $6,039,500, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%- 6.50%, maturing 02/20/17 - 09/20/60; total market value of $6,160,240. (c)	$6,039,451	$6,039,451
Morgan Stanley, 0.30%, dated 09/30/10, due 10/01/10, repurchase price $5,000,042, collateralized by U.S. Government Agency Mortgage Securities ranging from 5.00%- 6.51%, maturing 07/01/17 - 09/01/40; total market value of $5,100,000. (c)	5,000,000	5,000,000
Barclays Capital, 0.24%, dated 09/30/10, due 10/01/10, repurchase price $25,000,167, collateralized by U.S. Treasury Securities ranging from 1.38%- 3.75%, maturing 09/15/12 - 11/15/18; total market value of $25,500,002. (c)	25,000,000	25,000,000

Total Repurchase Agreements (cost $36,039,451)		36,039,451

Total Investments (cost $649,053,397) (d) — 105.8%		692,748,946

Liabilities in excess of other assets — (5.8%)		(38,062,670)

NET ASSETS — 100.0%		$654,686,276

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $35,233,912.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2010 was $36,039,451.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $660,063,942, tax unrealized appreciation and depreciation were $52,828,868 and $(20,143,864), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

LP	Limited Partnership

Ltd.	Limited

MX	Mexico

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SAB de CV	Public Traded Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Canadian Dollar	Bank of America NA	10/29/10	(3,980,775)	$(3,841,742)	$(3,867,083)	$(25,341)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$640,584,927	$—	$—	$640,584,927
Exchange Traded Fund	4,165,861	—	—	4,165,861
Mutual Fund	11,958,707	—	—	11,958,707
Repurchase Agreements	—	36,039,451	—	36,039,451

Total Assets	656,709,495	36,039,451	—	692,748,946

Liabilities:
Forward Currency Contract	—	(25,341)	—	(25,341)

Total Liabilities	—	(25,341)	—	(25,341)

Total	$656,709,495	$36,014,110	$—	$692,723,605

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero..

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Liabilities:
Forward foreign currency contract	Payables — Unrealized depreciation from forward foreign currency contract	$(25,341)

Total		$(25,341)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 98.1%

		Market
	Shares	Value

Aerospace & Defense 2.7%
Aerovironment, Inc. *	22,000	$489,500
BE Aerospace, Inc. *	29,720	900,813
DigitalGlobe, Inc. *	16,900	513,760
Hexcel Corp. *	28,440	505,948
TransDigm Group, Inc.	11,510	714,195

		3,124,216

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc. *	14,290	718,787

Airlines 0.5%
Alaska Air Group, Inc. *	11,090	565,923

Beverages 0.0%†
Boston Beer Co., Inc., Class A *	540	36,110

Biotechnology 2.1%
Alexion Pharmaceuticals, Inc. *	20,090	1,292,993
Cepheid, Inc. *	26,030	487,021
United Therapeutics Corp. *	12,710	711,887

		2,491,901

Capital Markets 2.1%
Greenhill & Co., Inc.	21,400	1,697,448
Stifel Financial Corp. *	9,310	430,960
Waddell & Reed Financial, Inc., Class A	12,750	348,840

		2,477,248

Chemicals 0.8%
Solutia, Inc. *	55,230	884,785

Commercial Banks 1.1%
East West Bancorp, Inc.	30,710	499,959
Signature Bank *	19,170	744,563

		1,244,522

Commercial Services & Supplies 1.4%
Clean Harbors, Inc. *	8,410	569,777
IESI-BFC Ltd.	23,000	526,470
Waste Connections, Inc. *	14,950	592,917

		1,689,164

Communications Equipment 3.8%
Acme Packet, Inc. *	30,750	1,166,655
Aruba Networks, Inc. *	52,470	1,119,710
Ixia *	14,210	176,204
Riverbed Technology, Inc. *	42,360	1,930,769

		4,393,338

Computers & Peripherals 0.9%
Stratasys, Inc. *	38,100	1,056,132

Construction & Engineering 0.4%
Insituform Technologies, Inc., Class A *	20,160	487,469

Consumer Finance 0.4%
Cardtronics, Inc. *	28,740	443,458

Containers & Packaging 0.5%
Rock-Tenn Co., Class A	11,860	590,747

Distributors 2.0%
LKQ Corp. *	114,448	2,380,518

Diversified Consumer Services 3.2%
Capella Education Co. *	23,950	1,858,999
Sotheby’s	14,740	542,727
Strayer Education, Inc.	7,700	1,343,650

		3,745,376

Diversified Financial Services 1.6%
MSCI, Inc., Class A *	12,890	428,077
Portfolio Recovery Associates, Inc. *	21,900	1,415,835

		1,843,912

Electrical Equipment 2.7%
Baldor Electric Co.	14,610	590,244
General Cable Corp. *	52,200	1,415,664
Polypore International, Inc. *	21,480	647,837
Regal-Beloit Corp.	8,470	497,104

		3,150,849

Electronic Equipment, Instruments & Components 0.9%
Cognex Corp.	13,260	355,633
DTS, Inc. *	17,700	675,609

		1,031,242

Energy Equipment & Services 4.8%
Complete Production Services, Inc. *	25,650	524,543
Core Laboratories NV	21,060	1,854,122
Dresser-Rand Group, Inc. *	37,000	1,364,930
Dril-Quip, Inc. *	21,600	1,341,576
Superior Energy Services, Inc. *	19,370	516,985

		5,602,156

Food & Staples Retailing 0.3%
United Natural Foods, Inc. *	9,330	309,196

Food Products 1.2%
Diamond Foods, Inc.	24,750	1,014,502
TreeHouse Foods, Inc. *	8,050	371,105

		1,385,607

Health Care Equipment & Supplies 5.8%
Cooper Cos., Inc. (The)	13,750	635,525
DexCom, Inc. *	27,040	357,469
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.	33,700	$920,347
Neogen Corp. *	3,000	101,550
NuVasive, Inc. *	51,600	1,813,224
Sirona Dental Systems, Inc. *	10,560	380,582
Thoratec Corp. *	13,750	508,475
Volcano Corp. *	77,530	2,014,230

		6,731,402

Health Care Providers & Services 5.1%
Bio-Reference Labs, Inc. *	24,940	520,248
Catalyst Health Solutions, Inc. *	19,370	682,018
Emergency Medical Services Corp., Class A *	16,760	892,470
Hanger Orthopedic Group, Inc. *	35,710	519,223
Health Management Associates, Inc., Class A *	74,230	568,602
Healthways, Inc. *	40,730	474,097
HMS Holdings Corp. *	26,450	1,558,963
IPC The Hospitalist Co., Inc. *	19,240	525,637
Magellan Health Services, Inc. *	5,310	250,845

		5,992,103

Health Care Technology 1.3%
MedAssets, Inc. *	17,750	373,460
Omnicell, Inc. *	23,950	313,266
SXC Health Solutions Corp. *	21,470	783,011

		1,469,737

Hotels, Restaurants & Leisure 3.1%
Cheesecake Factory, Inc. (The) *	21,530	569,899
Chipotle Mexican Grill, Inc. *	6,130	1,054,360
Country Style Cooking Restaurant Chain Co. Ltd. ADR-CN*	14,080	402,547
Gaylord Entertainment Co. *	5,750	175,375
Panera Bread Co., Class A *	12,250	1,085,473
Scientific Games Corp., Class A *	13,250	128,525
Vail Resorts, Inc. *	5,050	189,476

		3,605,655

Information Technology Services 0.9%
iGate Corp.	34,380	623,653
Sapient Corp.	34,670	415,000

		1,038,653

Internet & Catalog Retail 0.6%
Blue Nile, Inc. *	15,000	667,350

Internet Software & Services 4.6%
Ancestry.com, Inc. *	3,410	77,612
Archipelago Learning, Inc. *	32,200	385,434
Constant Contact, Inc. *	39,150	838,985
DealerTrack Holdings, Inc. *	76,600	1,308,328
GSI Commerce, Inc. *	25,700	634,790
LogMeIn, Inc. *	17,060	613,819
MercadoLibre, Inc. *	4,740	342,133
SINA Corp. *	9,940	502,765
WebMD Health Corp. *	12,820	639,333

		5,343,199

Life Sciences Tools & Services 1.3%
Bruker Corp. *	52,040	730,121
PerkinElmer, Inc.	33,500	775,190

		1,505,311

Machinery 5.0%
Gardner Denver, Inc.	30,130	1,617,378
Graco, Inc.	54,710	1,735,948
Nordson Corp.	5,200	383,188
WABCO Holdings, Inc. *	12,450	522,153
Wabtec Corp.	33,450	1,598,576

		5,857,243

Media 1.4%
Imax Corp. *	32,400	546,264
Valassis Communications, Inc. *	32,000	1,084,480

		1,630,744

Metals & Mining 0.9%
Allied Nevada Gold Corp. *	22,450	594,925
Schnitzer Steel Industries, Inc., Class A	9,840	475,075

		1,070,000

Oil, Gas & Consumable Fuels 1.7%
Brigham Exploration Co. *	29,350	550,313
Concho Resources, Inc. *	16,290	1,077,909
Oasis Petroleum, Inc. *	19,150	370,935

		1,999,157

Personal Products 2.1%
Alberto-Culver Co.	43,100	1,622,715
Elizabeth Arden, Inc. *	21,270	425,187
Nu Skin Enterprises, Inc., Class A	11,870	341,856

		2,389,758

Pharmaceuticals 1.2%
Impax Laboratories, Inc. *	27,800	550,440
Salix Pharmaceuticals Ltd. *	22,170	880,592

		1,431,032

Professional Services 1.7%
Acacia Research Corp. *	32,100	564,960
CoStar Group, Inc. *	21,500	1,047,265
TrueBlue, Inc. *	30,650	418,372

		2,030,597

Real Estate Investment Trusts (REITs) 0.4%
LaSalle Hotel Properties	17,610	411,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	10,290	$887,718

Road & Rail 0.7%
J.B. Hunt Transport Services, Inc.	24,750	858,825

Semiconductors & Semiconductor Equipment 4.7%
Applied Micro Circuits Corp. *	40,160	401,600
Cavium Networks, Inc. *	51,570	1,483,153
Cypress Semiconductor Corp. *	31,770	399,666
Entropic Communications, Inc. *	55,000	528,000
Netlogic Microsystems, Inc. *	20,470	564,563
OmniVision Technologies, Inc. *	22,620	521,165
Semtech Corp. *	46,200	932,778
Skyworks Solutions, Inc. *	33,500	692,780

		5,523,705

Software 11.0%
Ariba, Inc. *	21,790	411,831
Blackbaud, Inc.	16,850	405,074
Blackboard, Inc. *	10,350	373,014
ChinaCache International Holdings Ltd. ADR-CN*	3,990	55,461
CommVault Systems, Inc. *	40,900	1,064,627
Concur Technologies, Inc. *	26,130	1,291,867
FactSet Research Systems, Inc.	15,175	1,231,148
Informatica Corp. *	24,520	941,813
MICROS Systems, Inc. *	45,450	1,923,899
QLIK Technologies, Inc. *	6,510	143,546
Radiant Systems, Inc. *	37,620	643,302
RealD, Inc. *	6,200	114,638
Rosetta Stone, Inc. *	34,284	728,192
SolarWinds, Inc. *	16,300	281,338
Sourcefire, Inc. *	27,770	800,887
SS&C Technologies Holdings, Inc. *	13,490	213,142
SuccessFactors, Inc. *	40,420	1,014,946
TIBCO Software, Inc. *	48,200	855,068
VanceInfo Technologies, Inc. ADR-CN*	11,380	368,029

		12,861,822

Specialty Retail 4.0%
Monro Muffler Brake, Inc.	17,360	800,470
O’Reilly Automotive, Inc. *	21,200	1,127,840
Tractor Supply Co.	17,850	707,931
Ulta Salon Cosmetics & Fragrance, Inc. *	22,490	656,708
Zumiez, Inc. *	63,660	1,347,045

		4,639,994

Textiles, Apparel & Luxury Goods 3.9%
Columbia Sportswear Co.	12,200	712,968
G-III Apparel Group Ltd. *	17,340	544,129
Lululemon Athletica, Inc. *	15,630	698,974
Steven Madden Ltd. *	24,230	994,884
Under Armour, Inc., Class A *	36,600	1,648,464

		4,599,419

Trading Companies & Distributors 0.5%
TAL International Group, Inc.	22,190	537,442

Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A *	26,190	1,055,457
Syniverse Holdings, Inc. *	23,510	532,972

		1,588,429

Total Common Stocks (cost $95,854,343)		114,323,849

Mutual Fund 2.8%

		Market
	Shares	Value
| |
Money Market Fund 2.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	3,251,924	3,251,924

Total Mutual Fund (cost $3,251,924)		3,251,924

Total Investments (cost $99,106,267) (b) — 100.9%		117,575,773

Liabilities in excess of other assets — (0.9%)		(1,051,812)

NET ASSETS — 100.0%		$116,523,961

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $99,517,639, tax unrealized appreciation and depreciation were $19,358,144 and $(1,300,010), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

CN	China

Ltd.	Limited

NV	Public Traded Company

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$3,124,216	$—	$—	$3,124,216
Air Freight & Logistics	718,787	—	—	718,787
Airlines	565,923	—	—	565,923
Beverages	36,110	—	—	36,110
Biotechnology	2,491,901	—	—	2,491,901
Capital Markets	2,477,248	—	—	2,477,248
Chemicals	884,785	—	—	884,785
Commercial Banks	1,244,522	—	—	1,244,522
Commercial Services & Supplies	1,689,164	—	—	1,689,164
Communications Equipment	4,393,338	—	—	4,393,338
Computers & Peripherals	1,056,132	—	—	1,056,132
Construction & Engineering	487,469	—	—	487,469
Consumer Finance	443,458	—	—	443,458
Containers & Packaging	590,747	—	—	590,747
Distributors	2,380,518	—	—	2,380,518
Diversified Consumer Services	3,745,376	—	—	3,745,376
Diversified Financial Services	1,843,912	—	—	1,843,912
Electrical Equipment	3,150,849	—	—	3,150,849
Electronic Equipment, Instruments & Components	1,031,242	—	—	1,031,242
Energy Equipment & Services	5,602,156	—	—	5,602,156
Food & Staples Retailing	309,196	—	—	309,196
Food Products	1,385,607	—	—	1,385,607
Health Care Equipment & Supplies	6,731,402	—	—	6,731,402
Health Care Providers & Services	5,992,103	—	—	5,992,103
Health Care Technology	1,469,737	—	—	1,469,737
Hotels, Restaurants & Leisure	3,605,655	—	—	3,605,655
Information Technology Services	1,038,653	—	—	1,038,653
Internet & Catalog Retail	667,350	—	—	667,350
Internet Software & Services	5,343,199	—	—	5,343,199
Life Sciences Tools & Services	1,505,311	—	—	1,505,311
Machinery	5,857,243	—	—	5,857,243
Media	1,630,744	—	—	1,630,744
Metals & Mining	1,070,000	—	—	1,070,000
Oil, Gas & Consumable Fuels	1,999,157	—	—	1,999,157
Personal Products	2,389,758	—	—	2,389,758
Pharmaceuticals	1,431,032	—	—	1,431,032
Professional Services	2,030,597	—	—	2,030,597
Real Estate Investment Trusts (REITs)	411,898	—	—	411,898
Real Estate Management & Development	887,718	—	—	887,718
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

Asset Type	Level 1	Level 2	Level 3	Total

Assets: (continued)
Road & Rail	$858,825	$—	$—	$858,825
Semiconductors & Semiconductor Equipment	5,523,705	—	—	5,523,705
Software	12,806,361	55,461	—	12,861,822
Specialty Retail	4,639,994	—	—	4,639,994
Textiles, Apparel & Luxury Goods	4,599,419	—	—	4,599,419
Trading Companies & Distributors	537,442	—	—	537,442
Wireless Telecommunication Services	1,588,429	—	—	1,588,429

Total Common Stocks	114,268,388	55,461	—	114,323,849

Mutual Funds	3,251,924	—	—	3,251,924

Total Assets	$117,520,312	$55,461	$—	$117,575,773

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks 97.0%

		Market
	Shares	Value

ARGENTINA 0.3%
Internet Software & Services 0.3%
MercadoLibre, Inc.*	17,693	$1,277,081

AUSTRALIA 0.9%
Automobiles 0.1%
Fleetwood Corp. Ltd.	31,901	339,169

Commercial Services & Supplies 0.1%
Mineral Resources Ltd.	30,558	313,597

Construction & Engineering 0.2%
Ausenco Ltd.	1,085	2,986
Monadelphous Group Ltd.	65,162	1,011,597

		1,014,583

Electric Utilities 0.1%
Prime Infrastructure Group	106,305	451,935

Energy Equipment & Services 0.0%†
Neptune Marine Services Ltd.*	259,684	69,382

Insurance 0.0%†
Tower Australia Group Ltd.	28,016	63,501

Metals & Mining 0.2%
Lynas Corp. Ltd.*	671,193	888,771
Panoramic Resources Ltd.	35,455	93,350

		982,121

Multiline Retail 0.1%
David Jones Ltd.(a)	90,050	432,848

Oil, Gas & Consumable Fuels 0.0%†
Beach Energy Ltd.	137,036	90,212

Real Estate Management & Development 0.0%†
FKP Property Group	92,243	75,957
Sunland Group Ltd.*	47,004	33,938

		109,895

Trading Companies & Distributors 0.1%
Emeco Holdings Ltd.	274,122	228,808

		4,096,051

AUSTRIA 0.1%
Real Estate Management & Development 0.1%
Immofinanz AG*(b)	103,675	0

Immofinanz AG*(a)	102,444	382,474

BELGIUM 0.2%
Food Products 0.1%
Sipef SA(a)	7,814	576,998

Oil, Gas & Consumable Fuels 0.1%
Euronav NV(a)	16,763	316,995

		893,993

BERMUDA 1.3%
Insurance 1.2%
Allied World Assurance Co. Holdings Ltd.	18,800	1,063,892
Arch Capital Group Ltd.*	11,100	930,180
Aspen Insurance Holdings Ltd.	74,800	2,264,944
Assured Guaranty Ltd.	24,200	414,062
Lancashire Holdings Ltd.	82,227	716,566

		5,389,644

Internet Software & Services 0.1%
VistaPrint NV*	8,265	319,442

Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.*(b)	94,500	0

		5,709,086

BRAZIL 0.2%
Capital Markets 0.0%†
CETIP SA — Balcao Organizado de Ativos e Derivativos	13,807	134,643

Household Durables 0.2%
Brookfield Incorporacoes SA	77,509	413,656
Gafisa SA ADR(a)	29,441	456,041

		869,697

		1,004,340

CANADA 0.9%
Commercial Banks 0.4%
Canadian Western Bank	81,800	1,974,839

Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	19,400	402,938

Machinery 0.0%†
AG Growth International, Inc.(b)	3,100	120,939

Metals & Mining 0.1%
Major Drilling Group International	9,900	285,001

Oil, Gas & Consumable Fuels 0.1%
Petrobank Energy & Resources Ltd.*	11,000	446,600

Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*(a)	19,409	867,971

		4,098,288

CAYMAN ISLANDS 0.1%
Insurance 0.1%
Greenlight Capital Re Ltd., Class A*(a)	23,464	587,069

CHINA 0.6%
Automobiles 0.0%†
Dongfeng Motor Group Co. Ltd., H Shares	114,000	231,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

CHINA (continued)
Electrical Equipment 0.1%
Harbin Power Equipment Co. Ltd., H Shares	358,000	$443,095

Energy Equipment & Services 0.1%
Anhui Tianda Oil Pipe Co Ltd., H Shares	549,000	254,756

Internet Software & Services 0.0%†
Youku.com, Inc. ADR*(b)	210,152	104,589

Real Estate Management & Development 0.0%†
Shui On Land Ltd.	151,050	73,760

Software 0.1%
Longtop Financial Technologies Ltd. ADR*(a)	7,496	294,968

Textiles, Apparel & Luxury Goods 0.1%
Weiqiao Textile Co. Ltd., H Shares	350,500	286,260

Transportation Infrastructure 0.2%
Sichuan Expressway Co. Ltd., H Shares	688,000	461,314
Zhejiang Expressway Co. Ltd., H Shares	570,000	536,609

		997,923

		2,687,330

DENMARK 0.1%
Chemicals 0.0%†
Auriga Industries, Class B	2,775	51,186

Construction & Engineering 0.0%†
Per Aarsleff AS, Class B	962	72,484

Marine 0.0%†
D/S Norden	2,345	92,459

Real Estate Management & Development 0.1%
TK Development AS*	27,169	110,049

		326,178

FINLAND 0.1%
Containers & Packaging 0.0%†
Huhtamaki OYJ	8,706	111,971

Real Estate Management & Development 0.1%
Citycon OYJ(a)	88,902	379,766

Software 0.0%†
F-Secure OYJ(a)	15,041	46,544
Tekla OYJ	2,891	32,599

		79,143

		570,880

FRANCE 0.7%
Chemicals 0.0%†
Internationale de Plantations d’Heveas SA(a)	1,103	97,842

Electrical Equipment 0.2%
Nexans SA(a)	9,599	699,178

Gas Utilities 0.0%†
Rubis(a)	1,988	203,299

Hotels, Restaurants & Leisure 0.0%†
Pierre & Vacances(a)	1,654	107,418

Household Durables 0.1%
Nexity(a)	16,468	625,539

Industrial Conglomerates 0.1%
Wendel	3,706	245,921

Information Technology Services 0.1%
Groupe Steria SCA	11,405	341,087
Sopra Group SA	1,311	102,997

		444,084

Media 0.1%
Havas SA	100,311	491,626

Oil, Gas & Consumable Fuels 0.1%
Esso SA Francaise	1,771	231,171

Professional Services 0.0%†
Teleperformance(a)	1,768	50,432

		3,196,510

GABON 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Total Gabon	172	62,791

GERMANY 0.9%
Aerospace & Defense 0.2%
MTU Aero Engines Holding AG	15,595	890,591

Machinery 0.2%
Demag Cranes AG*(a)	11,950	458,215
Duerr AG*	1,281	39,939
Gesco AG	1,713	97,298
Gildemeister AG(a)	22,333	325,124
Heidelberger Druckmaschinen AG*	27,456	131,365

		1,051,941

Media 0.1%
CTS Eventim AG	5,738	297,053

Metals & Mining 0.2%
Aurubis AG	16,291	775,678

Real Estate Management & Development 0.0%†
Dic Asset AG	16,982	169,469

Thrifts & Mortgage Finance 0.2%
Aareal Bank AG*	34,259	761,218

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

GERMANY (continued)
Trading Companies & Distributors 0.0%†
Phoenix Solar AG	980	$35,101

		3,981,051

GREECE 0.1%
Commercial Banks 0.1%
Piraeus Bank SA*	46,403	227,568

HONG KONG 0.5%
Communications Equipment 0.3%
VTech Holdings Ltd.	121,000	1,234,444

Diversified Financial Services 0.1%
First Pacific Co.	320,000	290,346

Food Products 0.0%†
China Fishery Group Ltd.	63,700	95,873

Hotels, Restaurants & Leisure 0.0%†
Mandarin Oriental International Ltd.	16,042	27,508

Marine 0.0%†
Chu Kong Shipping Development Ltd.	694,000	168,920
Jinhui Shipping & Transportation Ltd.*	1	4

		168,924

Pharmaceuticals 0.0%†
China Pharmaceutical Group Ltd.	308,000	159,079

Real Estate Investment Trusts (REITs) 0.0%†
Gzi Real Estate Investment Trust	292,000	146,233

Water Utilities 0.1%
Guangdong Investment Ltd.	328,000	171,345

		2,293,752

INDIA 0.1%
Internet & Catalog Retail 0.1%
MakeMyTrip Ltd.*(a)	4,107	158,982

IRELAND 0.5%
Food & Staples Retailing 0.0%†
Fyffes PLC	166,947	72,803

Hotels, Restaurants & Leisure 0.2%
Paddy Power PLC	20,539	720,972

Insurance 0.1%
Beazley PLC	279,306	507,372

Life Sciences Tools & Services 0.2%
ICON PLC ADR*	39,700	858,314

		2,159,461

ISRAEL 0.2%
Communications Equipment 0.2%
Ceragon Networks Ltd.*	83,800	828,782

ITALY 0.6%
Commercial Banks 0.1%
Credito Emiliano SpA	24,013	164,260

Construction Materials 0.0%†
Buzzi Unicem SpA(a)	4,175	44,237

Electronic Equipment, Instruments & Components 0.1%
Esprinet SpA	42,594	383,940

Household Durables 0.1%
Indesit Co. SpA	40,961	501,574

Machinery 0.1%
Danieli & Co. SpA RSP	45,590	587,267

Multi-Utilities 0.1%
ACEA SpA*(a)	23,981	271,211

Oil, Gas & Consumable Fuels 0.1%
ERG SpA	31,578	427,508

		2,379,997

JAPAN 4.5%
Air Freight & Logistics 0.1%
Kintetsu World Express, Inc.	25,700	606,257

Auto Components 0.2%
Futaba Industrial Co., Ltd.*	13,700	88,684
Press Kogyo Co., Ltd.*(a)	208,000	733,872
Sanden Corp.	35,000	143,919
Teikoku Piston Ring Co., Ltd.(a)	700	5,535

		972,010

Automobiles 0.2%
Isuzu Motors Ltd.	237,000	916,914

Building Products 0.0%†
Takasago Thermal Engineering Co., Ltd.	11,600	91,243

Chemicals 0.2%
Kanto Denka Kogyo Co., Ltd.	14,000	95,779
Nippon Soda Co., Ltd.	135,000	553,987
Taiyo Ink Manufacturing Co., Ltd.	4,800	134,471

		784,237

Commercial Banks 0.1%
Musashino Bank Ltd. (The)	6,800	209,677

Communications Equipment 0.0%†
Mitsui Knowledge Industry Co., Ltd.	1,195	198,244

Computers & Peripherals 0.1%
Megachips Corp.	3,000	50,337
Melco Holdings, Inc.	9,400	316,879

		367,216

Construction & Engineering 0.4%
NEC Networks & System Integration Corp.	44,400	563,641
Taikisha Ltd.(a)	32,000	513,879
Toyo Engineering Corp.	146,000	477,352

		1,554,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Consumer Finance 0.1%
Hitachi Capital Corp.(a)	20,600	$280,935

Distributors 0.0%†
Canon Marketing Japan, Inc.	4,000	55,059

Diversified Financial Services 0.0%†
Ricoh Leasing Co., Ltd.	3,200	79,093

Electrical Equipment 0.0%†
Furukawa Electric Co., Ltd.(a)	36,000	135,381

Electronic Equipment, Instruments & Components 0.1%
Mitsumi Electric Co., Ltd.	4,800	73,556
Nihon Dempa Kogyo Co., Ltd.	6,300	96,958
Sanshin Electronics Co., Ltd.	11,300	95,752
Siix Corp.	24,100	255,062

		521,328

Food & Staples Retailing 0.3%
Arcs Co. Ltd.	14,500	197,424
Circle K Sunkus Co., Ltd.	26,300	351,829
Cosmos Pharmaceutical Corp.	11,000	307,721
Maruetsu, Inc. (The)	2,000	8,125
Ministop Co., Ltd.	12,400	183,029
Okuwa Co., Ltd.	14,000	126,765

		1,174,893

Food Products 0.0%†
Kewpie Corp.	4,800	62,215
Yonekyu Corp.	10,500	83,041

		145,256

Health Care Equipment & Supplies 0.2%
Aloka Co. Ltd.	21,800	144,357
Eiken Chemical Co., Ltd.	35,400	352,272
Hogy Medical Co., Ltd.	5,100	246,488
Nihon Kohden Corp.	12,900	266,021

		1,009,138

Health Care Providers & Services 0.2%
BML, Inc.	18,000	452,498
Miraca Holdings, Inc.	12,400	439,456

		891,954

Hotels, Restaurants & Leisure 0.1%
Ohsho Food Service Corp.	5,400	122,314

Pacific Golf Group International Holdings KK	206	131,317

		253,631

Household Durables 0.2%
Rinnai Corp.	13,600	800,883

Information Technology Services 0.1%
Ines Corp.	16,300	104,027
NET One Systems Co., Ltd.	71	96,194

		200,221

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	8,000	252,067

Internet Software & Services 0.0%†
Zappallas, Inc.	24	31,975

Leisure Equipment & Products 0.2%
Fields Corp.	127	157,946
Mars Engineering Corp.	1,000	15,991
Tomy Co. Ltd.(a)	52,200	419,259
Universal Entertainment Corp.*	16,400	358,116

		951,312

Machinery 0.3%
Aichi Corp.	27,100	107,345
Hosokawa Micron Corp.	39,000	127,665
Namura Shipbuilding Co., Ltd.	32,600	166,173
Nitta Corp.	4,100	63,163
Tsugami Corp.(a)	137,000	882,112

		1,346,458

Media 0.2%
Daiichikosho Co., Ltd.	8,800	137,431
Sky Perfect Jsat Holdings Inc	1,209	400,024
Wowow, Inc.	210	357,574

		895,029

Metals & Mining 0.3%
Kyoei Steel Ltd.	21,800	290,347
Mitsubishi Steel Manufacturing Co., Ltd.	114,000	234,833
Nippon Coke & Engineering Co., Ltd.	45,500	66,948
Osaka Steel Co., Ltd.	14,600	223,660
Pacific Metals Co., Ltd.(a)	46,000	376,171
Yamato Kogyo Co., Ltd.(a)	12,400	300,737

		1,492,696

Office Electronics 0.0%†
Brother Industries Ltd.(a)	2,600	32,099
Toshiba TEC Corp.	42,000	153,927

		186,026

Personal Products 0.0%†
Mandom Corp.	4,000	107,758

Pharmaceuticals 0.2%
Kaken Pharmaceutical Co., Ltd.	31,000	323,073
Nippon Shinyaku Co., Ltd.(a)	45,000	625,354

		948,427

Real Estate Management & Development 0.1%
Tokyu Livable, Inc.	40,200	431,513

Semiconductors & Semiconductor Equipment 0.1%
Sumco Corp.*(a)	12,800	200,038

Software 0.1%
Capcom Co., Ltd.	2,800	43,953
DTS Corp.	6,200	62,829
Fuji Soft, Inc.	10,800	166,412
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Software (continued)
MTI Ltd.(a)	121	$154,364
Sumisho Computer Systems Corp.	3,600	54,752

		482,310

Specialty Retail 0.2%
Alpen Co., Ltd.	3,100	48,189
Geo Corp.	559	620,920

		669,109

Textiles, Apparel & Luxury Goods 0.1%
Fujibo Holdings, Inc.	5,000	6,893
Gunze Ltd.(a)	61,000	209,571
Sanei-International Co., Ltd.	9,600	109,369

		325,833

Trading Companies & Distributors 0.0%†
Hanwa Co., Ltd.	32,000	125,768

		19,694,761

NETHERLANDS 0.5%
Capital Markets 0.1%
BinckBank NV	43,195	602,804

Electrical Equipment 0.0%†
Draka Holding*	8,294	147,577

Energy Equipment & Services 0.3%
Core Laboratories NV	12,600	1,109,304

Professional Services 0.0%†
USG People NV*	6,800	107,029

Software 0.1%
Exact Holding NV(a)	4,217	106,641
Unit 4 Agresso NV	6,171	168,088

		274,729

		2,241,443

NEW ZEALAND 0.0%†
Airlines 0.0%†
Air New Zealand Ltd.	31,155	29,001

NORWAY 0.4%
Capital Markets 0.1%
ABG Sundal Collier Holding ASA	218,280	247,290

Commercial Banks 0.1%
Sparebank 1 Nord Norge	7,073	125,071
SpareBank 1 SR Bank(a)	27,056	244,631

		369,702

Construction & Engineering 0.1%
Veidekke ASA(a)	45,916	351,329

Energy Equipment & Services 0.1%
Fred Olsen Energy ASA	6,750	236,020
Petroleum Geo-Services ASA*	17,096	196,065

		432,085

Internet Software & Services 0.0%†
Opera Software ASA(a)	28,329	130,289

		1,530,695

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco BPI SA REG(a)	91,743	195,521

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	30,061	403,162

Paper & Forest Products 0.1%
Semapa-Sociedade de Investimento e Gestao	54,201	576,235

		1,174,918

PUERTO RICO 0.2%
Commercial Banks 0.1%
Popular, Inc.*	154,200	447,180

Health Care Providers & Services 0.1%
Triple-S Management Corp., Class B*	32,700	550,995

		998,175

SINGAPORE 0.4%
Computers & Peripherals 0.0%†
Creative Technology Ltd.	18,400	55,813

Construction & Engineering 0.0%†
Rotary Engineering Ltd.	180,000	127,343

Distributors 0.2%
Jardine Cycle & Carriage Ltd.	21,000	628,217

Industrial Conglomerates 0.1%
Hong Leong Asia Ltd.	218,000	549,892

Machinery 0.1%
Jaya Holdings Ltd.*	275,000	136,053

Wireless Telecommunication Services 0.0%†
MobileOne Ltd.	68,000	113,009

		1,610,327

SPAIN 0.4%
Diversified Financial Services 0.1%
Corporaction Financiera Alba SA	11,797	579,831

Machinery 0.2%
Construcciones y Auxiliar de Ferrocarriles SA	1,317	674,091

Metals & Mining 0.1%
Tubos Reunidos SA*(a)	110,820	302,151

Paper & Forest Products 0.0%†
Miquel y Costas & Miquel SA	2,844	72,540

		1,628,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value
SWEDEN 0.7%
Hotels, Restaurants & Leisure 0.1%
Betsson AB*	40,544	$580,071

Metals & Mining 0.2%
Boliden AB	47,278	717,568

Professional Services 0.0%†
AF AB, Class B(a)	11,724	217,117

Real Estate Management & Development 0.4%
Kungsleden AB	79,605	677,005
Wihlborgs Fastigheter AB	36,733	1,011,309

		1,688,314

		3,203,070

SWITZERLAND 0.5%
Capital Markets 0.2%
Partners Group Holding AG	4,579	758,962

Commercial Banks 0.2%
Banque Cantonale Vaudoise REG	1,389	711,014

Electronic Equipment, Instruments & Components 0.0%†
Inficon Holding AG REG	257	36,079

Insurance 0.1%
Helvetia Holding AG REG(a)	1,295	450,018

Machinery 0.0%†
Kardex AG REG*	113	2,955

Pharmaceuticals 0.0%†
Acino Holding AG REG(a)	850	83,959

Specialty Retail 0.0%†
Valora Holding AG REG	999	255,236

		2,298,223

UNITED KINGDOM 2.0%
Air Freight & Logistics 0.0%†
Wincanton PLC	26,807	97,256

Capital Markets 0.2%
Close Brothers Group PLC	5,028	58,286
Tullett Prebon PLC	121,571	760,220

		818,506

Commercial Services & Supplies 0.1%
Babcock International Group PLC	32,156	288,048
RPS Group PLC	84,079	246,800

		534,848

Construction & Engineering 0.0%†
Galliford Try PLC	9,888	51,374
Severfield — Rowen PLC	14,207	45,347

		96,721

Diversified Telecommunication Services 0.1%
Colt Group SA*	87,703	162,985
Telecom Plus PLC	18,648	114,194

		277,179

Energy Equipment & Services 0.4%
Petrofac Ltd.	71,530	1,542,327

Food Products 0.1%
Dairy Crest Group PLC	88,897	516,874

Hotels, Restaurants & Leisure 0.2%
Domino’s Pizza UK & IRL PLC	61,667	455,034
Punch Taverns PLC*	25,080	34,840
Restaurant Group PLC	50,858	210,816
Sportingbet PLC	140,220	175,022

		875,712

Household Durables 0.1%
Pace PLC	83,467	228,766

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	64,948	391,331

Information Technology Services 0.1%
Computacenter PLC	66,012	297,991

Insurance 0.0%†
Chesnara PLC	19,794	67,164

Internet & Catalog Retail 0.1%
Home Retail Group PLC	133,151	431,452

Media 0.0%†
St. Ives PLC	118,086	140,053
Yell Group PLC*(a)	116,480	27,112

		167,165

Multiline Retail 0.0%†
Debenhams PLC*	78,800	81,038

Oil, Gas & Consumable Fuels 0.0%†
EnQuest PLC*	71,530	130,518

Professional Services 0.1%
ITE Group PLC	97,390	273,024

Road & Rail 0.0%†
Go-Ahead Group PLC	4,316	75,988

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	166,710	1,037,101

Software 0.1%
Micro Focus International PLC	56,914	341,114

Specialty Retail 0.0%†
Game Group PLC	116,592	120,868
HMV Group PLC	85,646	64,645

		185,513

Thrifts & Mortgage Finance 0.1%
Paragon Group of Cos. PLC	124,880	321,232

		8,788,820

UNITED STATES 78.3%
Aerospace & Defense 0.6%
Aerovironment, Inc.*	26,100	580,725
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Aerospace & Defense (continued)
BE Aerospace, Inc.*	63,365	$1,920,593
Innovative Solutions & Support, Inc.*	64,972	317,713

		2,819,031

Airlines 0.3%
Hawaiian Holdings, Inc.*	50,087	300,021
SkyWest, Inc.	58,163	811,956

		1,111,977

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	50,700	457,314
Drew Industries, Inc.*	126,300	2,634,618
Exide Technologies*	108,000	517,320
Gentex Corp.	15,700	306,307
Modine Manufacturing Co.*	61,400	796,358
Tenneco, Inc.*	19,115	553,762

		5,265,679

Beverages 0.1%
Boston Beer Co., Inc., Class A*	6,300	421,281

Biotechnology 0.1%
Alnylam Pharmaceuticals, Inc.*	6,107	74,994
United Therapeutics Corp.*	10,500	588,105

		663,099

Building Products 0.6%
Gibraltar Industries, Inc.*	218,043	1,958,026
Universal Forest Products, Inc.	17,262	504,914

		2,462,940

Capital Markets 2.1%
Capital Southwest Corp.(a)	1,939	176,061
Cowen Group, Inc., Class A*	87,920	289,257
Duff & Phelps Corp., Class A	57,600	775,872
E*Trade Financial Corp.*	32,318	469,904
GLG Partners, Inc.*	27,095	121,927
Greenhill & Co., Inc.(a)	56,442	4,476,979
Hercules Technology Growth Capital, Inc.	98,228	993,085
Investment Technology Group, Inc.*	29,431	418,509
SWS Group, Inc.	29,963	214,835
TradeStation Group, Inc.*	113,129	744,389
Waddell & Reed Financial, Inc., Class A	16,082	440,004

		9,120,822

Chemicals 2.5%
A. Schulman, Inc.	28,005	564,301
Balchem Corp.	9,100	280,826
Innophos Holdings, Inc.	25,400	840,740
Intrepid Potash, Inc.*(a)	46,088	1,201,514
Koppers Holdings, Inc.	18,400	494,408
Kraton Performance Polymers, Inc.*	17,115	464,672
LSB Industries, Inc.*	22,500	417,825
OM Group, Inc.*	26,100	786,132
Omnova Solutions, Inc.*	83,400	599,646
PolyOne Corp.*	64,300	777,387
Rockwood Holdings, Inc.*	42,162	1,326,838
RPM International, Inc.	39,048	777,836
Valspar Corp.	70,200	2,235,870

		10,767,995

Commercial Banks 4.1%
Bancorp, Inc. (The)*	120,779	808,011
Bank of Hawaii Corp.	2,700	121,284
Bank of the Ozarks, Inc.	75,360	2,795,102
CapitalSource, Inc.	549,746	2,935,644
Columbia Banking System, Inc.	34,080	669,672
Danvers Bancorp, Inc.	35,339	541,747
First Citizens Bancshares, Inc., Class A	3,516	651,409
First Financial Bancorp	51,663	861,739
First Financial Bankshares, Inc.	3,100	145,669
First Horizon National Corp.*	716	8,177
First Midwest Bancorp, Inc.	33,945	391,386
First of Long Island Corp. (The)	28,063	701,014
Metro Bancorp, Inc.*	65,852	684,202
PacWest Bancorp	35,339	673,561
Susquehanna Bancshares, Inc.	1,852	15,631
SVB Financial Group*	16,765	709,495
Trustmark Corp.	36,215	787,314
Univest Corp of Pennsylvania	42,010	733,495
Westamerica Bancorp	6,100	332,389
Whitney Holding Corp.	45,621	372,724
Wintrust Financial Corp.	95,400	3,091,914

		18,031,579

Commercial Services & Supplies 1.4%
Clean Harbors, Inc.*	24,867	1,684,739
Covanta Holding Corp.(a)	51,459	810,479
Deluxe Corp.	46,700	893,371
Ennis, Inc.	18,335	328,013
Geo Group, Inc. (The)*	24,300	567,405
Healthcare Services Group, Inc.	18,300	417,057
Rollins, Inc.	29,050	679,189
Schawk, Inc.	34,679	640,175
United Stationers, Inc.*	4,934	264,018

		6,284,446

Communications Equipment 1.4%
Arris Group, Inc.*	31,507	307,823
Netgear, Inc.*	24,100	650,941
Oplink Communications, Inc.*	62,607	1,242,123
Polycom, Inc.*	19,900	542,872
Riverbed Technology, Inc.*	25,850	1,178,243
Tellabs, Inc.	324,720	2,419,164

		6,341,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Computers & Peripherals 0.5%
BancTec, Inc.*(b)(c)	36,134	$198,737
Quantum Corp.*	278,100	589,572
Stratasys, Inc.*	45,600	1,264,032

		2,052,341

Construction & Engineering 0.2%
EMCOR Group, Inc.*	25,700	631,963
Layne Christensen Co.*	9,900	256,311

		888,274

Construction Materials 0.5%
Eagle Materials, Inc.(a)	57,268	1,357,252
Texas Industries, Inc.(a)	24,881	784,249

		2,141,501

Containers & Packaging 0.4%
AptarGroup, Inc.	24,300	1,109,781
Silgan Holdings, Inc.	19,158	607,309

		1,717,090

Distributors 0.5%
LKQ Corp.*	102,912	2,140,570

Diversified Consumer Services 1.4%
Capella Education Co.*	35,500	2,755,510
Career Education Corp.*	21,415	459,780
Grand Canyon Education, Inc.*	18,100	396,933
Hillenbrand, Inc.	9,600	206,496
Lincoln Educational Services Corp.*	23,998	345,811
Matthews International Corp., Class A	13,600	480,896
Strayer Education, Inc.	9,000	1,570,500

		6,215,926

Diversified Financial Services 1.3%
MSCI, Inc., Class A*	66,548	2,210,059
NewStar Financial, Inc.*	95,100	704,691
Pico Holdings, Inc.*	32,859	981,170
Portfolio Recovery Associates, Inc.*	25,700	1,661,505

		5,557,425

Diversified Telecommunication Services 0.3%
Cogent Communications Group, Inc.*(a)	142,954	1,353,774

Electric Utilities 0.9%
Brookfield Infrastructure Partners LP	37,401	725,579
Great Plains Energy, Inc.	40,029	756,548
UIL Holdings Corp.	33,587	945,810
Unisource Energy Corp.	45,414	1,518,190

		3,946,127

Electrical Equipment 0.7%
EnerSys*	30,582	763,633
General Cable Corp.*	82,300	2,231,976

		2,995,609

Electronic Equipment, Instruments & Components 1.0%
DTS, Inc.*	20,750	792,028
Electro Scientific Industries, Inc.*	43,400	482,174
Littelfuse, Inc.*	26,100	1,140,570
Rofin-Sinar Technologies, Inc.*	3,700	93,906
Smart Modular Technologies (WWH), Inc.*	115,538	696,694
Trimble Navigation Ltd.*	17,900	627,216
TTM Technologies, Inc.*	64,786	634,255

		4,466,843

Energy Equipment & Services 2.7%
CARBO Ceramics, Inc.	10,350	838,350
Dresser-Rand Group, Inc.*	42,100	1,553,069
Dril-Quip, Inc.*	25,000	1,552,750
Helix Energy Solutions Group, Inc.*	39,600	441,144
Lufkin Industries, Inc.	7,400	324,860
Natural Gas Services Group, Inc.*	69,700	1,029,469
Oceaneering International, Inc.*	10,900	587,074
Pioneer Drilling Co.*	87,648	559,194
TETRA Technologies, Inc.*	183,000	1,866,600
Tidewater, Inc.	64,745	2,901,224

		11,653,734

Food & Staples Retailing 0.6%
Ruddick Corp.	36,798	1,276,155
Spartan Stores, Inc.	42,197	611,856
Weis Markets, Inc.	18,282	715,375

		2,603,386

Food Products 0.7%
Darling International, Inc.*	31,900	271,788
Flowers Foods, Inc.	6,900	171,396
J&J Snack Foods Corp.	5,483	229,902
Lancaster Colony Corp.	4,800	228,000
Smithfield Foods, Inc.*	96,510	1,624,263
TreeHouse Foods, Inc.*	12,100	557,810

		3,083,159

Gas Utilities 0.8%
Energen Corp.	22,098	1,010,320
New Jersey Resources Corp.	12,150	476,523
Northwest Natural Gas Co.	3,600	170,820
South Jersey Industries, Inc.	12,000	593,640
Southwest Gas Corp.	40,547	1,361,974

		3,613,277

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.*	27,000	623,700
Alere, Inc.*	18,570	574,370
American Medical Systems Holdings, Inc.*	33,400	653,972
Cutera, Inc.*	63,532	514,609
Gen-Probe, Inc.*	24,301	1,177,627
Haemonetics Corp.*	14,900	872,097
Hill-Rom Holdings, Inc.	48,200	1,729,898
IDEXX Laboratories, Inc.*	4,504	277,987
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Immucor, Inc.*	19,900	$394,617
Masimo Corp.	39,100	1,067,821
Meridian Bioscience, Inc.	24,700	540,436
NuVasive, Inc.*	59,900	2,104,886
Palomar Medical Technologies, Inc.*	50,021	516,717
Sirona Dental Systems, Inc.*	12,400	446,896
SurModics, Inc.*	8,400	100,128
Teleflex, Inc.	24,540	1,393,381
Volcano Corp.*	65,600	1,704,288
West Pharmaceutical Services, Inc.	5,600	192,136
Wright Medical Group, Inc.*	20,100	289,641

		15,175,207

Health Care Providers & Services 2.3%
Addus HomeCare Corp.*	39,357	157,034
Amsurg Corp.*	42,834	748,738
Ensign Group, Inc. (The)	1,857	33,333
Health Management Associates, Inc., Class A*	91,060	697,520
Healthways, Inc.*	51,800	602,952
HMS Holdings Corp.*	9,450	556,983
Landauer, Inc.	4,900	306,887
LCA-Vision, Inc.*	1,347	7,503
LHC Group, Inc.*	93,340	2,164,555
MWI Veterinary Supply, Inc.*	19,300	1,113,996
Providence Service Corp. (The)*	42,700	699,853
PSS World Medical, Inc.*	9,000	192,420
Sun Healthcare Group, Inc.*	222,453	1,884,177
VCA Antech, Inc.*	55,101	1,162,080

		10,328,031

Health Care Technology 0.8%
athenahealth, Inc.*(a)	44,951	1,484,282
MedAssets, Inc.*	32,460	682,958
Omnicell, Inc.*	28,700	375,396
Quality Systems, Inc.	5,600	371,336
Vital Images, Inc.*	33,400	441,882

		3,355,854

Hotels, Restaurants & Leisure 2.8%
Ambassadors Group, Inc.(a)	42,943	486,973
BJ’s Restaurants, Inc.*(a)	43,827	1,234,168
DineEquity, Inc.*	13,400	602,732
Domino’s Pizza, Inc.*	57,626	761,816
Gaylord Entertainment Co.*(a)	23,809	726,174
Lakes Entertainment, Inc.*	71,676	123,283
P.F. Chang’s China Bistro, Inc.(a)	83,879	3,875,210
Penn National Gaming, Inc.*	56,300	1,667,043
Scientific Games Corp., Class A*	15,600	151,320
Vail Resorts, Inc.*(a)	42,911	1,610,021
WMS Industries, Inc.*	28,000	1,065,960

		12,304,700

Household Durables 0.9%
Ethan Allen Interiors, Inc.	128,900	2,250,594
iRobot Corp.*(a)	29,566	549,041
M/I Homes, Inc.*	37,025	383,949
Newell Rubbermaid, Inc.	31,664	563,936

		3,747,520

Household Products 0.1%
Church & Dwight Co., Inc.	10,100	655,894

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,937	414,403

Information Technology Services 1.0%
Acxiom Corp.*	8,232	130,559
Alliance Data Systems Corp.*	17,632	1,150,664
CSG Systems International, Inc.*	29,981	546,554
Forrester Research, Inc.*(a)	55,676	1,841,762
Information Services Group, Inc.*	99,820	178,678
Mantech International Corp., Class A*	11,900	471,240
NCI, Inc., Class A*	13,400	253,528

		4,572,985

Insurance 2.8%
American Equity Investment Life Holding Co.	57,167	585,390
AMERISAFE, Inc.*	112,010	2,103,548
Employers Holdings, Inc.	39,195	618,105
Hanover Insurance Group, Inc. (The)	92,161	4,331,567
Harleysville Group, Inc.	23,000	754,170
HCC Insurance Holdings, Inc.	28,498	743,513
Horace Mann Educators Corp.	33,317	592,376
Infinity Property & Casualty Corp.	17,682	862,351
Reinsurance Group of America, Inc.	12,365	597,106
RLI Corp.	11,400	645,468
Safety Insurance Group, Inc.	13,100	550,462

		12,384,056

Internet 0.2%
Ning, Inc.*(b)	63,095	367,213
Twitter, Inc.*(b)	21,064	336,651

		703,864

Internet & Catalog Retail 1.0%
Blue Nile, Inc.*(a)	62,578	2,784,095
NutriSystem, Inc.	75,158	1,446,040
PetMed Express, Inc.	11,700	204,750

		4,434,885

Internet Software & Services 1.9%
Archipelago Learning, Inc.*	45,350	542,840
comScore, Inc.*(a)	18,355	431,710
Constant Contact, Inc.*	45,600	977,208
DealerTrack Holdings, Inc.*	89,200	1,523,536
EarthLink, Inc.	56,510	513,676
GSI Commerce, Inc.*	43,126	1,065,212
Market Leader, Inc.*	44,975	97,146
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Internet Software & Services (continued)
OpenTable, Inc.*(a)	29,403	$2,001,756
Stamps.com, Inc.*	43,164	561,132
Web.com Group, Inc.*	134,219	738,204

		8,452,420

Leisure Equipment & Products 0.2%
Polaris Industries, Inc.	5,300	345,030
RC2 Corp.*	23,765	497,877

		842,907

Life Sciences Tools & Services 1.0%
Charles River Laboratories International, Inc.*	7,000	232,050
Dionex Corp.*	10,400	898,976
PerkinElmer, Inc.	38,800	897,832
Techne Corp.	39,464	2,436,113

		4,464,971

Machinery 5.3%
ArvinMeritor, Inc.*	51,300	797,202
Astec Industries, Inc.*	7,800	222,534
Badger Meter, Inc.	17,000	688,160
Cascade Corp.	22,517	716,041
Chart Industries, Inc.*	7,800	158,808
Clarcor, Inc.	26,600	1,027,558
Dynamic Materials Corp.	92,847	1,402,918
EnPro Industries, Inc.*	6,782	212,141
FreightCar America, Inc.	88,970	2,188,662
Gardner Denver, Inc.	20,100	1,078,968
Graco, Inc.	45,300	1,437,369
Harsco Corp.	70,738	1,738,740
Kennametal, Inc.	67,036	2,073,423
Lincoln Electric Holdings, Inc.	2,100	121,422
Lindsay Corp.	6,300	272,916
Nordson Corp.	13,541	997,836
Robbins & Myers, Inc.	9,100	243,698
Terex Corp.*	87,237	1,999,472
Toro Co. (The)	4,011	225,539
Valmont Industries, Inc.	5,300	383,720
Wabash National Corp.*	81,300	657,717
Wabtec Corp.	97,290	4,649,489

		23,294,333

Media 0.4%
CKX, Inc.*(a)	46,993	230,266
McClatchy Co. (The), Class A*	104,700	411,471
Morningstar, Inc.*(a)	21,214	945,296

		1,587,033

Medical Labs & Testing 0.1%
Pacific Biosciences of California Inc.*(b)	51,877	395,821

Metals & Mining 1.1%
AK Steel Holding Corp.	121,700	1,680,677
Compass Minerals International, Inc.	36,700	2,811,954
Horsehead Holding Corp.*	51,130	504,653

		4,997,284

Multiline Retail 0.1%
Gordmans Stores, Inc.*	47,778	551,836

Multi-Utilities 0.6%
Avista Corp.	52,447	1,095,093
CMS Energy Corp.	77,670	1,399,614

		2,494,707

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	15,947	536,457

Oil, Gas & Consumable Fuels 2.9%
Approach Resources, Inc.*	148,608	1,661,437
Atlas Energy, Inc.*	39,996	1,145,485
Berry Petroleum Co., Class A	83,190	2,639,619
Brigham Exploration Co.*	82,589	1,548,544
Cabot Oil & Gas Corp.	18,900	569,079
Comstock Resources, Inc.*	6,100	137,189
Concho Resources, Inc.*	11,600	767,572
James River Coal Co.*	31,715	555,964
Penn Virginia Corp.	15,682	251,539
PetroQuest Energy, Inc.*	37,765	229,989
Resolute Energy Corp.*	23,800	263,228
Rex Energy Corp.*	54,870	702,336
Rosetta Resources, Inc.*	39,600	930,204
Scorpio Tankers, Inc.*	42,500	479,825
SM Energy Co.	24,615	922,078

		12,804,088

Paper & Forest Products 0.3%
Buckeye Technologies, Inc.	70,300	1,034,113
Louisiana-Pacific Corp.*	51,423	389,272

		1,423,385

Personal Products 0.6%
Alberto-Culver Co.	67,900	2,556,435

Pharmaceuticals 0.8%
Ironwood Pharmaceuticals*(b)	93,487	951,697
ISTA Pharmaceuticals, Inc.*	21,669	88,843
Questcor Pharmaceuticals, Inc.*	80,200	795,584
ViroPharma, Inc.*	117,779	1,756,085

		3,592,209

Professional Services 1.5%
Advisory Board Co. (The)*(a)	46,966	2,073,549
Corporate Executive Board Co. (The)(a)	15,712	495,871
CoStar Group, Inc.*(a)	65,036	3,167,903
Exponent, Inc.*	29,300	984,187

		6,721,510

Real Estate Investment Trusts (REITs) 2.2%
Apartment Investment & Management Co., Class A	23,700	506,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.	194,989	$770,206
Colony Financial, Inc.	31,620	584,338
DCT Industrial Trust, Inc.	89,212	427,325
Entertainment Properties Trust	18,600	803,148
Essex Property Trust, Inc.	3,132	342,766
Glimcher Realty Trust	28,726	176,665
Government Properties Income Trust	23,800	635,460
Healthcare Realty Trust, Inc.	52,330	1,223,999
LaSalle Hotel Properties	17,498	409,278
MFA Financial, Inc.	53,517	408,335
National Health Investors, Inc.	13,415	591,065
National Retail Properties, Inc.	9,449	237,264
One Liberty Properties, Inc.	23,191	368,969
PS Business Parks, Inc.	9,200	520,444
Retail Opportunity Investments Corp.	55,547	531,585
Tanger Factory Outlet Centers	6,432	303,204
Taubman Centers, Inc.	10,049	448,286
Winthrop Realty Trust	22,152	273,799

		9,562,842

Real Estate Management & Development 0.5%
Consolidated-Tomoka Land Co.(a)	5,549	158,202
Hudson Pacific Properties, Inc.	12,985	212,564
Jones Lang LaSalle, Inc.	22,650	1,954,016

		2,324,782

Road & Rail 1.0%
Con-way, Inc.	46,500	1,441,035
J.B. Hunt Transport Services, Inc.	29,600	1,027,120
Kansas City Southern*	42,200	1,578,702
RailAmerica, Inc.*	25,381	244,419

		4,291,276

Semiconductors & Semiconductor Equipment 1.8%
Atmel Corp.*	90,540	720,699
Cavium Networks, Inc.*	20,800	598,208
Cymer, Inc.*	17,498	648,826
MIPS Technologies, Inc.*	3,606	35,086
Semtech Corp.*	53,500	1,080,165
Silicon Laboratories, Inc.*	15,100	553,415
Teradyne, Inc.*	213,000	2,372,820
Tessera Technologies, Inc.*	56,978	1,054,093
Ultra Clean Holdings, Inc.*	85,294	735,234

		7,798,546

Software 4.0%
Advent Software, Inc.*	10,675	557,128
Blackbaud, Inc.	40,150	965,206
Blackboard, Inc.*(a)	30,082	1,084,155
CommVault Systems, Inc.*	48,500	1,262,455
Concur Technologies, Inc.*	10,500	519,120
FactSet Research Systems, Inc.	25,100	2,036,363
Jack Henry & Associates, Inc.	7,400	188,700
MICROS Systems, Inc.*	75,190	3,182,793
NetSuite, Inc.*(a)	18,789	442,857
RealD, Inc.*	7,800	144,222
Rosetta Stone, Inc.*	39,033	829,061
Smith Micro Software, Inc.*	68,100	676,914
SolarWinds, Inc.*	20,700	357,282
Solera Holdings, Inc.	102,925	4,545,168
SuccessFactors, Inc.*	10,921	274,226
TeleCommunication Systems, Inc., Class A*	126,000	492,660
TeleNav, Inc.*	38,498	203,655

		17,761,965

Specialty Retail 3.5%
Aaron’s, Inc.	40,750	751,837
Charming Shoppes, Inc.*	123,200	433,664
Citi Trends, Inc.*	28,882	699,233
Dress Barn, Inc. (The)*	67,981	1,614,549
Express, Inc.*	34,592	526,144
Haverty Furniture Cos., Inc.	14,100	153,831
Hibbett Sports, Inc.*	14,200	354,290
Jos. A. Bank Clothiers, Inc.*	11,173	476,082
Lithia Motors, Inc., Class A	49,500	474,705
Monro Muffler Brake, Inc.	43,800	2,019,618
OfficeMax, Inc.*	34,563	452,430
O’Reilly Automotive, Inc.*	25,030	1,331,596
Pier 1 Imports, Inc.*	47,800	391,482
Sally Beauty Holdings, Inc.*	28,000	313,600
Stage Stores, Inc.	43,697	568,061
Talbots, Inc.*	52,688	690,213
Tractor Supply Co.	59,420	2,356,597
Zumiez, Inc.*	91,852	1,943,588

		15,551,520

Textiles, Apparel & Luxury Goods 1.7%
Columbia Sportswear Co.	14,100	824,004
Iconix Brand Group, Inc.*	36,997	647,447
Kenneth Cole Productions, Inc., Class A*	36,187	603,237
Phillips-Van Heusen Corp.	46,442	2,793,951
Steven Madden Ltd.*	12,127	497,935
Under Armour, Inc., Class A*	43,200	1,945,728

		7,312,302

Thrifts & Mortgage Finance 2.5%
Brookline Bancorp, Inc.	92,100	919,158
Dime Community Bancshares	22,750	315,087
ESSA Bancorp, Inc.	39,715	470,226
Ocwen Financial Corp.*	244,430	2,478,520
Oritani Financial Corp.	76,893	767,392
Provident Financial Services, Inc.	53,300	658,788
Provident New York Bancorp	64,300	539,477
United Financial Bancorp, Inc.	43,964	593,954
Washington Federal, Inc.	171,735	2,620,676
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
Westfield Financial, Inc.	201,670	$1,573,026

		10,936,304

Trading Companies & Distributors 1.3%
Aceto Corp.	123,265	836,969
Applied Industrial Technologies, Inc.	21,298	651,719
Beacon Roofing Supply, Inc.*	145,370	2,118,041
DXP Enterprises, Inc.*	35,448	672,803
H&E Equipment Services, Inc.*	73,814	588,298
Rush Enterprises, Inc., Class A*	53,300	817,622

		5,685,452

Water Utilities 0.1%
American States Water Co.	12,700	454,406

Wireless Telecommunication Services 0.4%
NTELOS Holdings Corp.	39,581	669,710
Shenandoah Telecommunications Co.	68,600	1,246,462

		1,916,172

		344,107,413

VIRGIN ISLANDS, BRITISH 0.4%
Air Freight & Logistics 0.4%
UTi Worldwide, Inc.	112,790	1,813,663

Total Common Stocks (cost $374,582,372)		426,040,786

Preferred Stocks 0.3%

		Market
	Shares	Value

GERMANY 0.1%
Biotechnology 0.0%†
Biotest AG (Preference)(a)	3,974	183,467

Media 0.1%
ProSiebenSat.1 Media AG	21,650	513,368

		696,835

UNITED STATES 0.2%
Consumer Finance 0.0%†
Xoom Corporation*(b)	96,245	192,490

Electrical Equipment 0.1%
Better Place*(b)	108,194	324,582

Health Care Technology 0.1%
Castlight Health, Inc*(b)	65,959	271,165

		788,237

Total Preferred Stocks
(cost $1,216,062)		1,485,072

Exchange Traded Funds 0.2%

		Market
	Shares	Value

AUSTRALIA 0.2%
Multi-Utilities 0.0%†
Hastings Diversified Utilities Fund	2,237	$2,981
Transportation Infrastructure 0.2%
Australian Infrastructure Fund	341,810	631,729

Total Exchange Traded Funds (cost $931,741)		634,710

Mutual Funds 2.2%

		Market
	Shares	Value

Investment Company Fund 0.0%†
Macquarie International Infrastructure Fund Ltd.	338,000	140,116

Money Market Fund 2.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (d)	9,666,489	9,666,489

Total Mutual Funds
(cost $9,914,329)		9,806,605

Repurchase Agreements 5.3%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/10, due 10/01/10, repurchase price $10,503,328 collateralized by U.S. Government Agency Mortgages ranging from 0.00%-6.50%, maturing 02/20/17-09/20/60; total market value of $1,352,903.(e)	$10,503,243	10,503,243

Morgan Stanley, 0.30%, dated 9/30/10, due 10/1/10, repurchase price $10,000,083 collateralized by U.S. Government Agency Mortgages ranging from 0.00%-6.51%, maturing 07/01/17-09/01/40; total market value of $10,200,000. (e)	10,000,000	10,000,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
Repurchase Agreements (continued)

	Principal	Market
	Amount	Value

Barclays Capital, 0.24%, dated 9/30/10, due 10/1/10, repurchase price $3,000,020, collateralized by U.S. Treasury Securities ranging from 1.38%-3.75%, maturing 09/15/12-11/15/2018; total market value of $3,060,000. (e)	$3,000,000	$3,000,000

Total Repurchase Agreements (cost $23,503,243)		23,503,243

Total Investments (cost $410,147,747) (f) — 105.0%		461,470,416

Liabilities in excess of other assets — (5.0)%		(22,153,221)

NET ASSETS — 100.0%		$439,317,195

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $22,640,691.

(b)	Fair Valued Security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $198,737 which represents 0.05% of net assets.

(d)	Represents 7-day effective yield as of September 30, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010, was $23,503,243.

(f)	At September 30, 2010, the tax basis cost of the Fund’s investments was $415,012,451, tax unrealized appreciation and depreciation were $73,895,564 and $(27,437,599), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

KK	Joint Stock Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SGPS	Holding Enterprise

SpA	Limited Share Company

UK	United Kingdom
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$2,819,031	$890,591	$—	$3,709,622
Air Freight & Logistics	1,813,663	703,513	—	2,517,176
Airlines	1,111,977	29,001	—	1,140,978
Auto Components	5,265,679	972,010	—	6,237,689
Automobiles	—	1,488,062	—	1,488,062
Beverages	421,281	—	—	421,281
Biotechnology	663,099	—	—	663,099
Building Products	2,462,940	91,243	—	2,554,183
Capital Markets	9,255,465	2,427,562	—	11,683,027
Chemicals	10,767,995	933,265	—	11,701,260
Commercial Banks	20,453,597	1,877,742	—	22,331,340
Commercial Services & Supplies	6,687,384	848,445	—	7,535,829
Communications Equipment	7,169,948	1,432,688	—	8,602,636
Computers & Peripherals	1,853,604	423,029	198,737	2,475,370
Construction & Engineering	888,274	3,217,332	—	4,105,606
Construction Materials	2,141,501	44,237	—	2,185,738
Consumer Finance	—	280,935	—	280,935
Containers & Packaging	1,717,090	111,971	—	1,829,061
Distributors	2,140,570	683,276	—	2,823,846
Diversified Consumer Services	6,215,926	—	—	6,215,926
Diversified Financial Services	5,557,425	949,270	—	6,506,695
Diversified Telecommunication Services	1,353,774	277,179	—	1,630,953
Electric Utilities	3,946,127	451,935	—	4,398,062
Electrical Equipment	2,995,609	1,425,231	—	4,420,840
Electronic Equipment, Instruments & Components	4,466,843	941,347	—	5,408,190
Energy Equipment & Services	12,763,038	2,298,550	—	15,061,588
Food & Staples Retailing	2,603,386	1,650,858	—	4,254,244
Food Products	3,083,159	1,335,001	—	4,418,160
Gas Utilities	3,613,277	203,299	—	3,816,576
Health Care Equipment & Supplies	15,175,207	1,009,138	—	16,184,345
Health Care Providers & Services	10,879,026	891,954	—	11,770,980
Health Care Technology	3,355,854	—	—	3,355,854
Hotels, Restaurants & Leisure	12,304,700	2,565,312	—	14,870,012
Household Durables	4,617,217	2,156,762	—	6,773,979
Household Products	655,894	—	—	655,894
Independent Power Producers & Energy Traders	—	391,331	—	391,331
Industrial Conglomerates	414,403	795,813	—	1,210,216
Information Technology Services	4,572,985	942,296	—	5,515,281
Insurance	17,644,203	1,804,621	—	19,448,824
Internet	—	—	703,864	703,864
Internet & Catalog Retail	4,593,867	683,519	—	5,277,386
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

Asset Type	Level 1	Level 2	Level 3	Total

Assets: (continued)
Internet Software & Services	$10,048,943	$162,264	$104,589	$10,315,796
Leisure Equipment & Products	842,907	951,312	—	1,794,219
Life Sciences Tools & Services	5,323,285	—	—	5,323,285
Machinery	23,294,333	3,919,704	—	27,214,037
Marine	—	261,383	—	261,383
Media	1,587,033	1,850,873	—	3,437,906
Medical Labs & Testing	—	—	395,821	395,821
Metals & Mining	5,282,285	4,270,215	—	9,552,499
Multiline Retail	551,836	513,886	—	1,065,722
Multi-Utilities	2,494,707	271,211	—	2,765,918
Office Electronics	536,457	186,026	—	722,483
Oil, Gas & Consumable Fuels	13,250,688	1,259,195	—	14,509,883
Paper & Forest Products	1,423,385	648,775	—	2,072,160
Personal Products	2,556,435	107,758	—	2,664,193
Pharmaceuticals	2,640,512	2,143,162	—	4,783,674
Professional Services	6,721,510	647,602	—	7,369,112
Real Estate Investment Trusts (REITs)	9,562,842	146,233	—	9,709,075
Real Estate Management & Development	2,324,782	3,345,240	—	5,670,022
Road & Rail	4,291,276	75,988	—	4,367,264
Semiconductors & Semiconductor Equipment	7,798,546	1,237,139	—	9,035,685
Software	18,056,933	1,177,296	—	19,234,229
Specialty Retail	15,551,520	1,109,858	—	16,661,378
Textiles, Apparel & Luxury Goods	8,180,273	612,093	—	8,792,366
Thrifts & Mortgage Finance	10,936,304	1,082,450	—	12,018,754
Trading Companies & Distributors	5,685,452	389,677	—	6,075,129
Transportation Infrastructure	—	997,923	—	997,923
Water Utilities	454,406	171,345	—	625,751
Wireless Telecommunication Services	1,916,172	113,009	—	2,029,181

Total Common Stocks	359,757,840	64,879,935	1,403,011	426,040,786

Exchange Traded Funds	—	634,710	—	634,710
Mutual Funds	9,666,489	140,116	—	9,806,605
Preferred Stocks
Biotechnology	—	183,467	—	183,467
Consumer Finance	—	—	192,490	192,490
Electrical Equipment	—	—	324,582	324,582
Health Care Technology	—	—	271,165	271,165
Media	—	513,368	—	513,368
Repurchase Agreements	—	23,503,243	—	23,503,243

Total Assets	$369,424,329	$89,854,839	$2,191,248	$461,470,416

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Common Stock	Preferred Stock	Total

Balance as of 12/31/09	$3,312,371	$—	$3,312,371
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	(137,905)	(82,996)	(220,901)
Net Purchases/(Sales)	975,822	—	975,822
Transfers Into Level 3	180,670	—	180,670
Transfers Out of Level 3	(2,056,714)	—	(2,056,714)

Balance as of 09/30/10	$2,274,244	$(82,996)	$2,191,248

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Money Market Fund
Certificates of Deposit 12.4%

	Principal	Market
	Amount	Value

Banking 12.4%
Bank of Montreal
0.26%, 12/06/10(a)	$8,000,000	$8,000,000
0.47%, 09/02/11	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. — New York
0.47%, 10/12/10	40,000,000	40,000,000
0.29%, 12/08/10	25,000,000	25,000,000
Barclays Bank PLC,
0.51%, 01/21/11(a)	35,000,000	35,000,000
BNP Paribas,
0.43%, 03/18/11	20,000,000	20,000,000
Credit Agricole Corporate and Investment Bank — New York
0.53%, 02/11/11	25,000,000	25,000,000
0.47%, 03/16/11	30,000,000	30,000,000
Deutsche Bank AG
0.45%, 10/06/10	40,000,000	40,000,000
0.40%, 02/18/11	5,000,000	5,000,000
Societe Generale — New York,
0.42%, 02/10/11	25,300,000	25,300,000
Toronto Dominion Bank — New York
0.26%, 12/09/10(a)	2,000,000	2,000,000
0.40%, 09/07/11	25,000,000	25,000,000

Total Certificates of Deposit (cost $285,300,000)		285,300,000

Commercial Paper 65.6%

	Principal	Market
	Amount	Value

Banking 8.0%
Australia & New Zealand Banking Group Ltd.,
0.29%, 01/28/11(a)(b)	6,200,000	6,200,000
Clipper Receivables Co. LLC,
0.29%, 11/22/10(b)	65,000,000	64,973,242
Danske Corp.,
0.29%, 11/29/10(b)	18,000,000	17,991,445
Grampian Funding LLC,
0.29%, 10/08/10(b)	30,000,000	29,998,308
ING (U.S.) Funding LLC
0.34%, 11/02/10	15,000,000	14,995,467
0.25%, 12/07/10	7,500,000	7,496,580
Societe Generale North America, Inc.
0.65%, 10/12/10	10,000,000	9,998,014
0.65%, 01/19/11	5,000,000	4,990,069
0.41%, 03/15/11	1,380,000	1,377,407
0.41%, 03/18/11	27,000,000	26,948,340

		184,968,872

Diversified 4.4%
General Electric Co.,
0.17%, 10/01/10	100,000,000	100,000,000

Electronics 3.1%
Hewlett-Packard Co.
0.19%, 10/04/10(b)	25,000,000	24,999,604
0.19%, 10/05/10(b)	46,500,000	46,499,019

		71,498,623

Finance-Automotive 8.8%
FCAR Owner Trust
0.60%, 10/01/10	17,000,000	17,000,000
0.45%, 10/26/10	12,300,000	12,296,156
0.67%, 11/01/10	14,000,000	13,991,923
0.31%, 11/15/10	1,346,000	1,345,478
0.80%, 01/05/11	25,000,000	24,946,667
0.64%, 01/24/11	15,000,000	14,969,333
Toyota Motor Credit Corp.
0.75%, 12/01/10	30,000,000	29,961,875
0.53%, 12/06/10	78,000,000	77,924,210
0.40%, 12/21/10	11,100,000	11,090,033

		203,525,675

Finance-Commercial 18.0%
Atlantic Asset Securitization LLC
0.23%, 10/06/10(b)	17,000,000	16,999,457
0.49%, 10/12/10(b)	51,000,000	50,992,364
0.41%, 11/01/10(b)	35,000,000	34,987,643
0.25%, 11/02/10(b)	4,882,000	4,880,915
0.29%, 11/16/10(b)	8,000,000	7,997,036
Edison Asset Securitization LLC
0.26%, 10/26/10(b)	12,490,000	12,487,745
0.31%, 10/28/10(b)	25,000,000	24,994,187
0.26%, 12/03/10(b)	17,968,000	17,959,825
Fairway Finance LLC,
0.36%, 12/09/10(a)(b)	10,000,000	9,999,811
Market Street Funding LLC
0.20%, 10/01/10(b)	11,001,000	11,001,000
0.40%, 10/18/10(b)	45,000,000	44,991,500
0.27%, 12/03/10(b)	18,017,000	18,008,487
0.30%, 01/13/11(b)	42,045,000	42,008,561
Starbird Funding Corp.
0.19%, 10/01/10(b)	34,000,000	34,000,000
0.38%, 11/01/10(b)	38,000,000	37,987,566
0.25%, 11/19/10(b)	15,000,000	14,994,896
0.27%, 12/13/10(b)	29,400,000	29,383,903

		413,674,896

Finance-Retail 15.6%
Barton Capital LLC
0.24%, 11/03/10(b)	5,818,000	5,816,720
0.28%, 11/09/10(b)	40,000,000	39,987,867
0.37%, 01/06/11(b)	39,390,000	39,350,730
Falcon Asset Securitization Co. LLC
0.20%, 10/01/10(b)	70,000,000	70,000,000
0.24%, 10/12/10(b)	40,000,000	39,997,128
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

`

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Money Market Fund
Commercial Paper (continued)

	Principal	Market
	Amount	Value

Finance-Retail (continued)
Jupiter Securitization Co. LLC,
0.27%, 11/15/10(b)	$48,000,000	$47,983,800
Salisbury Receivables Co. LLC
0.24%, 10/13/10(b)	19,500,000	19,498,440
0.24%, 10/21/10(b)	25,000,000	24,996,667
0.29%, 01/05/11(b)	2,959,000	2,956,712
Sheffield Receivables Corp.
0.36%, 10/15/10(b)	8,000,000	7,998,880
0.35%, 10/26/10(b)	40,000,000	39,990,278
0.27%, 12/01/10(b)	11,706,000	11,700,644
0.30%, 01/11/11(b)	10,000,000	9,991,500

		360,269,366

Food & Beverage 0.9%
Coca-Cola Co. (The),
0.25%, 02/07/11(b)	20,000,000	19,982,083

Government Agency 4.7%
Straight-A Funding LLC
0.29%, 10/01/10	9,100,000	9,100,000
0.36%, 10/04/10	30,090,000	30,089,097
0.29%, 11/01/10	32,000,000	31,992,009
0.25%, 12/02/10	25,038,000	25,027,220
0.25%, 12/16/10	11,488,000	11,481,937

		107,690,263

Pharmaceuticals and Health Care 1.7%
Merck & Co., Inc.,
0.22%, 10/12/10(b)	40,000,000	39,997,311

Retail 0.4%
Wal-Mart Stores, Inc.,
0.21%, 10/18/10(b)	10,000,000	9,999,008

Total Commercial Paper (cost $1,511,606,097)		1,511,606,097

Corporate Bonds 2.4%

	Principal	Market
	Amount	Value

Finance-Commercial 1.6%
General Electric Capital Corp.
0.59%, 10/06/10(a)	$5,414,000	$5,413,841
0.62%, 10/21/10(a)	14,500,000	14,502,718
5.00%, 12/01/10	3,200,000	3,224,227
6.13%, 02/22/11	11,325,000	11,562,152
0.58%, 04/28/11(a)	1,490,000	1,489,899

		36,192,837

Pharmaceuticals and Health Care 0.6%
Roche Holdings, Inc.,
2.32%, 02/25/11(a)(b)	14,400,000	14,516,759

Retail 0.2%
Wal-Mart Stores, Inc.,
4.13%, 02/15/11	5,460,000	5,535,499

Total Corporate Bonds (cost $56,245,095)		56,245,095

U.S. Government Sponsored & Agency Obligations 7.4%

	Principal	Market
	Amount	Value

Government Agency Securities 4.9%
Federal Home Loan Banks
0.16%, 07/20/11(a)	50,000,000	49,987,778
0.41%, 09/16/11	5,000,000	5,000,000
0.43%, 09/26/11	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.,
0.35%, 01/09/12(a)	50,000,000	49,974,195
Federal National Mortgage Association,
0.17%, 08/11/11(a)	3,600,000	3,598,128

		113,560,101

U.S. Treasury Notes 2.5%
U.S. Treasury Note
4.88%, 05/31/11	30,000,000	30,919,217
5.13%, 06/30/11	25,000,000	25,884,390
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Money Market Fund
U.S. Government Sponsored & Agency Obligations (continued)

	Principal	Market
	Amount	Value

Total U.S. Government Sponsored & Agency Obligations (cost $170,363,708)		170,363,708

Mutual Funds 10.7%

		Market
	Shares	Value

Asset Management 10.7%
Federated Prime Cash Obligations Fund, Institutional Shares, Class I, 0.23% (c)	122,037,918	$122,037,918
Federated Prime Obligations Fund, Institutional Shares, Class I, 0.22% (c)	125,171,658	125,171,658

Total Mutual Funds (cost $247,209,576)		247,209,576

Total Investments (cost $2,270,724,476) (d) — 98.5%		2,270,724,476

Other assets in excess of liabilities — 1.5%		34,111,417

NET ASSETS — 100.0%		$2,304,835,893

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $1,049,101,041 which represents 45.52% of net assets.

(c)	Represents 7-day effective yield as of September 30, 2010.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $2,270,724,476.

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Money Market Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Certificates of Deposit	$—	$285,300,000	$—	$285,300,000
Commercial Paper	—	1,511,606,097	—	1,511,606,097
Corporate Bonds	—	56,245,095	—	56,245,095
Mutual Funds	247,209,576	—	—	247,209,576
U.S. Government Sponsored & Agency Obligations	—	170,363,708	—	170,363,708

Total Assets	$247,209,576	$2,023,514,900	$—	$2,270,724,476

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Asset-Backed Securities 4.4%

	Principal	Market
	Amount	Value

Auto Floor Plan 0.8%
Ally Master Owner Trust,
Series 2010-1, Class A, 2.01%, 01/15/15(a)(b)	$660,000	$673,426
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A, 1.91%, 12/15/14(a)(b)	255,000	260,269
Series 2010-5, Class A1, 1.50%, 09/15/15	330,000	329,940
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A, 1.41%, 01/15/15(a)(b)	360,000	365,398

		1,629,033

Automobile 0.8%
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class A2, 2.26%, 05/15/12	156,986	157,521
Series 2010-3, Class A2, 0.77%, 12/08/13	245,000	245,080
Harley-Davidson Motorcycle Trust,
Series 2009-2, Class A3, 2.62%, 03/15/14	395,000	401,317
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A3, 2.79%, 01/15/13	185,000	187,799
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A3, 3.20%, 02/15/13	125,000	127,197
Series 2010-A, Class A3, 0.87%, 07/15/14	240,000	240,345
World Omni Auto Receivables Trust,
Series 2009-A, Class A3, 3.33%, 05/15/13	235,000	239,136

		1,598,395

Credit Card 1.8%
BA Credit Card Trust,
Series 2007-C1, Class C1, 0.55%, 06/15/14(a)	475,000	466,731
Capital One Multi-Asset Execution Trust
Series 2006-B1, Class B1, 0.54%, 01/15/19(a)	325,000	305,758
Series 2008-A5, Class A5, 4.85%, 02/18/14	185,000	189,307
Chase Issuance Trust
Series 2005-A10, Class A10, 4.65%, 12/17/12	75,000	75,134
Series 2009-A2, Class A2, 1.81%, 04/15/14(a)	325,000	331,951
Discover Card Master Trust,
Series 2008-A3, Class A3, 5.10%, 10/15/13	470,000	481,829
Discover Card Master Trust I
Series 1996-4, Class B, 0.81%, 10/16/13(a)	425,000	424,330
Series 2005-4, Class A2, 0.35%, 06/16/15(a)	400,000	397,412
Providian Master Note Trust,
Series 2006-C1A, Class C1, 0.81%, 03/15/15(a)(b)	510,000	508,439
Washington Mutual Master Note Trust,
Series 2006-C2A, Class C2, 0.76%, 08/15/15(a)(b)	540,000	535,728

		3,716,619

Home Equity 0.3%
Countrywide Asset-Backed Certificates,
Series 2006-S6, Class A2, 5.52%, 03/25/34(a)	85,777	70,435
FDIC Trust,
Series 2010-R1, Class A, 2.18%, 05/25/50(b)	233,609	234,765
Provident Bank Home Equity Loan Trust,
Series 2000-2, Class A1, 0.80%, 08/25/31(a)	95,352	48,134
Renaissance Home Equity Loan Trust
Series 2006-4, Class AF2, 5.29%, 01/25/37(c)	240,000	190,407
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	120,000	60,998

		604,739

Manufactured Housing 0.1%
Mid-State Trust,
Series 4, Class A, 8.33%, 04/01/30	223,717	230,771

Other 0.6%
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1, 0.31%, 01/25/37(a)	117,350	111,954
Countrywide Asset-Backed Certificates,
Series 2007-4, Class A2, 5.53%, 09/25/37	300,000	264,177
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Asset-Backed Securities (continued)

	Principal	Market
	Amount	Value

Other (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2002-CB2, Class A2, 1.36%, 04/25/32(a)	$485,649	$402,552
Dunkin Securitization,
Series 2006-1, Class A2, 5.78%, 06/20/31(b)	445,000	447,652
Fannie Mae Grantor Trust,
Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	71,525	69,429

		1,295,764

Total Asset-Backed Securities (cost $8,546,559)		9,075,321

Collateralized Mortgage Obligations 8.3%

	Principal	Market
	Amount	Value

American General Mortgage Loan Trust, Series 2010-1A, Class A1,
5.15%, 03/25/58(a)(b)	166,341	170,876
Banc of America Mortgage Securities, Inc.
Series 2004-I, Class 2A2, 3.41%, 10/25/34(a)	47,846	45,137
Series 2004-L, Class 2A1, 3.31%, 01/25/35(a)	253,084	215,147
Series 2005-7, Class 1A4, 7.50%, 08/25/35	305,457	310,305
Series 2005-I, Class 4A1, 5.19%, 10/25/35(a)	205,744	189,124
Series 2007-3, Class 1A1, 6.00%, 09/25/37	524,931	472,272
Bear Stearns ALT-A Trust, Series 2006-3, Class 33A1,
5.92%, 05/25/36(a)	161,361	92,151
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9,
5.75%, 06/25/36	175,000	165,276
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A2A,
0.55%, 10/25/35(a)	10,867	10,834
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-11, Class 5A1, 0.56%, 03/25/35(a)	374,555	231,758
Series 2006-1, Class A2, 6.00%, 03/25/36	169,793	158,916
Series 2006-HYB3, Class 3A1A, 5.92%, 05/20/36(a)	106,779	77,872
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2003-4XS, Class A6A,
4.82%, 10/25/33(c)	$164,247	$154,968
Fannie Mae, Series 2010-85, Class NJ,
4.50%, 08/25/40	599,100	634,247
Fannie Mae Interest Strip
Series 207, Class 2, 8.00%, 02/01/23	163,711	28,185
Series 264, Class 2, 8.00%, 07/01/24	397,589	71,356
Series 267, Class 2, 8.50%, 10/01/24	386,171	95,896
Series 274, Class 2, 8.50%, 10/01/25	358,019	71,708
Series 277, Class 2, 7.50%, 04/01/27	197,782	42,881
Fannie Mae REMICS
Series 1997-61, Class PK, 8.00%, 08/18/27	274,979	66,719
Series 2003-32, Class UI, 6.00%, 05/25/33	626,760	97,127
Series 2003-35, Class UI, 6.50%, 05/25/33	185,631	33,671
Series 2003-41, Class IB, 7.00%, 05/25/33	483,872	100,098
Series 2003-44, Class IB, 6.00%, 06/25/33	202,558	31,708
Series 2003-82, Class IA, 6.00%, 08/25/32	83,711	2,551
Series 2004-70, Class EB, 5.00%, 10/25/24	205,000	226,554
Series 2006-22, Class CE, 4.50%, 08/25/23	110,000	120,609
Series 2007-39, Class EF, 0.51%, 05/25/37(a)	83,298	81,832
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	136,291
Series 2009-69, Class MB, 4.00%, 09/25/29	320,000	344,076
Series 2009-71, Class MB, 4.50%, 09/25/24	180,000	194,379
Series 2009-96, Class DB, 4.00%, 11/25/29	475,000	510,659
Fannie Mae-Aces, Series 2006-M2, Class A2F,
5.26%, 05/25/20(a)	40,000	45,680
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A,
3.00%, 09/30/19(b)	663,536	677,501
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Collateralized Mortgage Obligations (continued)

	Principal	Market
	Amount	Value

Fannie Mae REMICS (continued)
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 01/25/20	$575,000	$622,339
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 4A1,
5.64%, 10/25/34(a)	45,647	45,651
Freddie Mac, Series 3704, Class DC,
4.00%, 11/15/36	208,542	226,520
Freddie Mac REMICS
Series 1103, Class N, 1156.50%, 06/15/21	5	119
Series 2129, Class SG, 6.69%, 06/17/27(a)	707,985	147,121
Series 2557, Class IW, 6.00%, 04/15/32	283,693	12,167
Series 2588, Class DG, 5.00%, 03/15/32	221,945	231,717
Series 2649, Class IM, 7.00%, 07/15/33	230,729	48,115
Series 2725, Class TA, 4.50%, 12/15/33	20,000	20,434
Series 3123, Class HT, 5.00%, 03/15/26	125,000	137,644
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	132,251
Series 3540, Class CD, 2.00%, 06/15/14	781,797	788,381
Series 3558, Class G, 4.00%, 08/15/24	485,000	512,801
Series 3563, Class LB, 4.00%, 08/15/29	195,000	205,525
Series 3599, Class DY, 4.50%, 11/15/29	420,000	457,486
Series 3620, Class EL, 4.00%, 01/15/30	185,000	197,466
Series 3640, Class JA, 1.50%, 03/15/15	968,903	974,417
Series 3653, Class B, 4.50%, 04/15/30	405,000	445,005
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A,
4.98%, 05/25/35(a)	132,297	120,820
Government National Mortgage Association, Series 2010-14, Class A,
4.50%, 06/16/39	234,433	247,991
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(b)	231,385	214,970
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(b)	104,162	99,250
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36(b)	442,121	436,752
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2, 5.15%, 09/25/35(a)	195,000	163,213
Series 2005-A8, Class 1A1, 5.41%, 11/25/35(a)	168,970	163,292
Series 2006-A6, Class 1A2, 5.89%, 10/25/36(a)	25,883	23,421
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3,
1.18%, 10/25/34(a)	166,879	137,700
RBSSP Resecuritization Trust, Series 2010-3, Class 10A1,
2.90%, 07/26/35(a)(b)	352,548	350,133
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4,
5.44%, 06/25/36(a)	96,848	18,228
Structured Asset Securities Corp.
Series 2003-34A, Class 6A, 4.40%, 11/25/33(a)	556,661	515,742
Series 2005-6, Class B2, 5.29%, 05/25/35(a)	350,202	15,541
WaMu Mortgage Pass Through Certificates
Series 2006-AR10, Class 1A1, 5.84%, 09/25/36(a)	646,095	517,718
Series 2006-AR14, Class 1A4, 5.51%, 11/25/36(a)	264,574	203,784
Series 2007-HY3, Class 4A1, 5.18%, 03/25/37(a)	457,989	388,128
Wells Fargo Mortgage Backed Securities Trust
Series 2004-BB, Class A2, 2.90%, 01/25/35(a)	47,865	45,592
Series 2004-P, Class 2A1, 2.91%, 09/25/34(a)	130,933	130,020
Series 2005-14, Class 2A1, 5.50%, 12/25/35	184,643	186,694
Series 2005-17, Class 1A1, 5.50%, 01/25/36	113,134	109,192
Series 2005-AR16, Class 2A1, 3.00%, 10/25/35(a)	890,769	853,706
Series 2005-AR2, Class 2A1, 2.87%, 03/25/35(a)	234,427	214,654
Series 2006-3, Class A1, 5.50%, 03/25/36	424,017	398,802
Series 2006-AR10, Class 5A1, 5.44%, 07/25/36(a)	340,996	275,758
Series 2006-AR11, Class A7, 5.30%, 08/25/36(a)	561,299	211,430
Series 2006-AR6, Class 7A1, 5.08%, 03/25/36(a)	207,105	199,014

Total Collateralized Mortgage Obligations (cost $15,295,851)		17,355,068

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Commercial Mortgage Backed Securities 5.0%

	Principal	Market
	Amount	Value

Asset Securitization Corp., Series 1997-D5, Class A3
7.11%, 02/14/43(a)	$70,000	$75,807
Banc of America Commercial Mortgage, Inc.
Series 2000-2, Class C, 7.44%, 09/15/32(a)	89,421	89,310
Series 2003-1, Class SBB, 5.86%, 03/11/32(b)	85,906	94,586
Series 2003-1, Class SBE, 6.77%, 03/11/32(b)	158,925	178,330
Series 2006-2, Class A4, 5.93%, 05/10/45(a)	150,000	164,530
Series 2006-4, Class A4, 5.63%, 07/10/46	210,000	227,325
Series 2007-2, Class AAB, 5.82%, 04/10/49(a)	80,000	85,898
Series 2008-1, Class A4, 6.34%, 02/10/51(a)	305,000	334,319
Banc of America Commerical Mortgage, Inc., Series 2008-1, Class ASB
6.17%, 02/10/51(a)	40,000	44,415
Bear Stearns Commercial Mortgage Securities
Series 2000-WF2, Class C, 7.59%, 10/15/32(a)	82,181	82,133
Series 2001-TOP2, Class A2, 6.48%, 02/15/35	121,905	123,596
Series 2007-T26, Class AAB, 5.43%, 01/12/45	165,000	181,041
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4
5.43%, 10/15/49	280,000	302,733
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.62%, 10/15/48	120,000	130,606
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class E
7.48%, 09/15/30(a)	19,199	19,189
Commercial Mortgage Pass Through Certificates
Series 2001-J1A, Class B, 6.61%, 02/16/34(a)(b)	6,920	6,985
Series 2003-LB1A, Class A2, 4.08%, 06/10/38	240,000	251,407
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-CK1, Class A3, 6.38%, 12/18/35	12,717	12,720
Series 2002-CKN2, Class C1, 6.38%, 04/15/37(a)	55,000	56,110
Series 2002-CKS4, Class B, 5.33%, 11/15/36	190,000	197,933
Series 2003-C3, Class D, 4.13%, 05/15/38	115,000	112,178
CS First Boston Mortgage Securities Corp.
Series 2001-CF2, Class A4, 6.51%, 02/15/34	18,209	18,245
Series 2001-CK1, Class C, 6.73%, 12/18/35	65,000	65,371
Series 2002-CKP1, Class A3, 6.44%, 12/15/35	14,742	15,510
Series 2005-C6, Class A4, 5.23%, 12/15/40(a)	535,000	586,745
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class D
7.12%, 11/18/29	117,701	125,334
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2
6.66%, 01/12/43	91,257	92,432
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1, Class A2, 6.14%, 03/15/33	58,649	58,767
Series 2001-C1, Class C, 6.40%, 03/15/33	25,000	25,236
GE Capital Commercial Mortgage Corp.
Series 2001-1, Class B, 6.72%, 05/15/33	95,000	96,779
Series 2001-1, Class C, 6.97%, 05/15/33(a)	60,000	61,253
Series 2001-1, Class D, 7.11%, 05/15/33(a)	190,000	193,944
Series 2002-1A, Class A3, 6.27%, 12/10/35	523,769	552,922
Series 2003-C2, Class F, 5.70%, 07/10/37(a)(b)	45,000	45,898
Series 2005-C3, Class A4, 5.05%, 07/10/45(a)	30,000	29,981
Series 2005-C4, Class A4, 5.52%, 11/10/45(a)	60,000	65,602
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1, Class B, 6.67%, 04/15/34(a)	75,000	76,308
Series 2004-C3, Class A4, 4.55%, 12/10/41	225,000	230,097
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A3, 4.60%, 08/10/38	34,869	35,180
Series 2010-C1, Class A2, 4.59%, 08/10/43(b)	515,000	552,543
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class A2, 6.04%, 11/15/35	7,296	7,318
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value

Series 2001-CIBC, Class D, 6.75%, 03/15/33	$50,000	$50,357
Series 2003-C1, Class A2, 4.99%, 01/12/37	45,000	47,854
Series 2003-C1, Class B, 5.10%, 01/12/37	165,000	170,379
Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	230,000	250,404
Series 2006-LDP7, Class AJ, 6.06%, 04/15/45(a)	150,000	117,434
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45(a)	45,000	48,387
Series 2007-CB20, Class AJ, 6.30%, 02/12/51(a)	115,000	84,297
Series 2009-IWST, Class A1, 4.31%, 12/05/27(b)	161,257	174,309
Series 2010-C1, Class A1, 3.85%, 06/15/43(b)	418,074	437,686
Series 2010-C1, Class A3, 5.06%, 06/15/43(b)	175,000	189,934
Series 2010-CNTR, Class A2, 4.31%, 08/05/20(b)	355,000	358,216
LB-UBS Commercial Mortgage Trust
Series 2000-C4, Class C, 7.61%, 07/15/32	13,693	13,706
Series 2000-C5, Class A2, 6.51%, 12/15/26	11,969	11,986
Series 2001-C3, Class B, 6.51%, 06/15/36	55,000	56,769
Series 2004-C2, Class A3, 3.97%, 03/15/29	135,000	138,319
Series 2004-C4, Class A2, 4.57%, 06/15/29(a)	6,717	6,776
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2, 4.96%, 07/12/38	333,330	342,390
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(a)	170,000	172,317
Series 2008-C1, Class A4, 5.69%, 02/12/51	525,000	559,701
Morgan Stanley Dean Witter Capital I, Series 2001-FRMA, Class E
6.69%, 07/12/16(a)(b)	60,000	61,445
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%, 07/15/45(b)	275,000	297,458
RBSCF Trust, Series 2010-MB1, Class A2
3.69%, 04/17/24(b)	410,000	431,227
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class C
6.84%, 11/13/36(a)	125,000	130,721
Vornado DP LLC, Series 2010-VNO, Class A2FX
4.00%, 09/13/28(b)	445,000	457,783
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A2
4.37%, 08/15/41	$123,299	$128,257

Total Commercial Mortgage Backed Securities (cost $9,714,497)		10,444,728

Convertible Corporate Bonds 0.2%

	Principal	Market
	Amount	Value

Capital Markets 0.1%
E*Trade Financial Corp.,
0.00%, 08/31/19	60,000	84,375

Marine 0.1%
Horizon Lines, Inc.,
4.25%, 08/15/12	250,000	227,500

Total Convertible Corporate Bonds (cost $221,037)		311,875

Corporate Bonds 47.0%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.2%
Honeywell International, Inc.,
5.30%, 03/01/18	140,000	163,750
Systems 2001 AT LLC,
6.66%, 09/15/13(b)	170,130	187,688

		351,438

Airlines 0.7%
Continental Airlines,
Series 2007-1, 7.34%, 04/19/14	123,910	124,530
Continental Airlines Pass Through Trust,
Series 2002-1, Class G2, 6.56%, 02/15/12	250,000	258,750
Continental Airlines Pass Through Trust,
Series 1992-2, Class B, 7.57%, 03/15/20	90,034	90,596
Delta Air Lines 2000-1 Class A-2 Pass Through Trust,
Series 00A2, 7.57%, 11/18/10	435,000	437,610
Delta Air Lines 2002-1 Class G-2 Pass Through Trust,
Series 02G2, 6.42%, 01/02/14	205,000	215,250
Delta Air Lines, Inc.,
12.25%, 03/15/15(b)	195,000	215,475
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Airlines 0.7% (continued)
UAL 2007-1, Pass Through Trust,
7.34%, 07/02/19(b)	$247,214	$227,437

		1,569,648

Auto Components 0.2%
Accuride Corp.,
9.50%, 08/01/18(b)	60,000	63,000
American Axle & Manufacturing, Inc.,
5.25%, 02/11/14	150,000	141,938
Titan International, Inc.,
7.88%, 10/01/17(b)	140,000	141,400
TRW Automotive, Inc.,
8.88%, 12/01/17(b)	125,000	136,875

		483,213

Automobiles 0.2%
Oshkosh Corp.,
8.50%, 03/01/20	85,000	92,012
Volvo Treasury AB,
5.95%, 04/01/15(b)	240,000	261,865

		353,877

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 04/15/20	850,000	936,601

Building Products 0.1%
Goodman Global Group, Inc.,
0.00%, 12/15/14	80,000	51,200
USG Corp.,
9.75%, 08/01/14(b)	100,000	104,250

		155,450

Capital Markets 2.3%
Ameriprise Financial, Inc.,
7.30%, 06/28/19	540,000	669,298
Bank of New York Mellon Corp. (The)
4.50%, 04/01/13	90,000	97,700
5.13%, 08/27/13	245,000	272,706
Bear Stearns Cos. LLC (The),
5.55%, 01/22/17	615,000	670,698
CDP Financial, Inc.,
4.40%, 11/25/19(b)	300,000	319,573
E*Trade Financial Corp.,
12.50%, 11/30/17	300,250	342,285
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/15	220,000	225,085
5.63%, 01/15/17	895,000	947,752
6.75%, 10/01/37	155,000	161,111
Morgan Stanley
6.63%, 04/01/18	250,000	277,164
5.50%, 07/24/20	470,000	484,202
Pinafore LLC/Pinafore, Inc.,
9.00%, 10/01/18(b)	55,000	57,750
TD Ameritrade Holding Corp.,
4.15%, 12/01/14	285,000	302,783

		4,828,107

Chemicals 0.6%
CF Industries, Inc.,
7.13%, 05/01/20	75,000	82,031
CPG International I, Inc.,
7.50%, 07/01/12(a)	95,000	92,625
EI du Pont de Nemours & Co.,
3.63%, 01/15/21	285,000	289,540
Lubrizol Corp.,
8.88%, 02/01/19	115,000	149,405
MacDermid, Inc.,
9.50%, 04/15/17(b)	300,000	313,500
Momentive Performance Materials, Inc.,
9.75%, 12/01/14	205,000	210,125
Rhodia SA,
6.88%, 09/15/20(b)	200,000	204,000

		1,341,226

Commercial Banks 2.3%
Ally Financial, Inc.
8.30%, 02/12/15(b)	140,000	152,600
7.50%, 09/15/20(b)	165,000	175,725
8.00%, 11/01/31	210,000	225,225
Banco de Credito del Peru,
5.38%, 09/16/20(b)	550,000	555,500
Banco del Estado de Chile,
4.13%, 10/07/20(b)	305,000	302,682
Banco Santander Chile,
6.50%, 09/22/20(b)	282,700,000	589,008
Canadian Imperial Bank of Commerce,
1.45%, 09/13/13	290,000	291,936
CBQ Finance Ltd.,
7.50%, 11/18/19(b)	100,000	114,438
Credit Suisse — New York,
6.00%, 02/15/18	150,000	165,655
Credit Suisse AG,
5.40%, 01/14/20	220,000	234,687
Credit Suisse USA, Inc.,
5.13%, 08/15/15	40,000	44,863
HSBC USA, Inc.,
5.00%, 09/27/20	420,000	419,679
NB Capital Trust IV,
8.25%, 04/15/27	170,000	174,250
PNC Funding Corp.,
4.38%, 08/11/20	175,000	179,022
Rabobank Nederland NV,
11.00%, 12/31/49(b)(d)	315,000	409,500
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Commercial Banks 2.3% (continued)
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.13%, 01/14/14(b)	$200,000	$215,260
UBS AG,
2.25%, 08/12/13	320,000	323,240
Wachovia Corp.,
5.50%, 05/01/13	140,000	153,887

		4,727,157

Commercial Services & Supplies 0.9%
Casella Waste Systems, Inc.
9.75%, 02/01/13	275,000	277,063
11.00%, 07/15/14	70,000	76,650
Clean Harbors, Inc.,
7.63%, 08/15/16	202,000	210,080
DynCorp International, Inc.,
10.38%, 07/01/17(b)	160,000	159,200
EnergySolutions, Inc./EnergySolutions LLC,
10.75%, 08/15/18(b)	150,000	161,625
Iron Mountain, Inc.
7.75%, 01/15/15	97,000	97,970
8.00%, 06/15/20	120,000	126,750
Live Nation Entertainment, Inc.,
8.13%, 05/15/18(b)	30,000	30,300
PharmaNet Development Group, Inc.,
10.88%, 04/15/17(b)	125,000	129,062
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.,
10.75%, 08/01/16	210,000	229,950
Waste Management, Inc.,
6.38%, 03/11/15	75,000	87,948
WCA Waste Corp.,
9.25%, 06/15/14	245,000	253,575

		1,840,173

Communications Equipment 0.1%
Motorola, Inc.,
7.50%, 05/15/25	130,000	154,170

Computers & Peripherals 0.1%
Hewlett-Packard Co.,
5.50%, 03/01/18	130,000	153,499

Construction Materials 0.1%
Cemex Finance Europe BV,
4.75%, 03/05/14	150,000	171,643
Cemex Finance LLC,
9.50%, 12/14/16(b)	115,000	115,713

		287,356

Consumer Finance 1.4%
American Express Credit Corp.
1.65%, 11/01/11	JPY 50,000,000	594,967
2.75%, 09/15/15	195,000	196,223
American Express Credit Corp.,
Series C, 7.30%, 08/20/13	130,000	149,426
Discover Financial Services,
10.25%, 07/15/19	460,000	589,296
Ford Motor Credit Co. LLC
7.50%, 08/01/12	290,000	307,852
6.63%, 08/15/17	295,000	314,304
International Lease Finance Corp.
5.75%, 06/15/11	210,000	211,050
6.63%, 11/15/13	75,000	75,188
6.50%, 09/01/14(b)	275,000	294,937
Toyota Motor Credit Corp.,
3.20%, 06/17/15	175,000	185,648

		2,918,891

Consumer Products 0.1%
Spectrum Brands Holdings, Inc.,
9.50%, 06/15/18(b)	150,000	160,875

Containers & Packaging 0.3%
Graham Packaging Co. LP,
8.25%, 10/01/18(b)	150,000	152,438
Sealed Air Corp.,
7.88%, 06/15/17	220,000	238,343
Solo Cup Co.,
8.50%, 02/15/14	240,000	206,400

		597,181

Diversified Financial Services 5.8%
AIG SunAmerica Global Financing VI,
6.30%, 05/10/11(b)	395,000	402,900
Alfa Bank OJSC Via Alfa Bond Issuance plc,
7.88%, 09/25/17(b)	150,000	150,750
Alta Wind Holdings LLC,
7.00%, 06/30/35(b)	100,000	105,828
Bank of America Corp.
3.70%, 09/01/15	185,000	186,904
5.63%, 07/01/20	155,000	163,788
Berau Capital Resources Pte Ltd.,
12.50%, 07/08/15(b)	200,000	225,000
BM&FBovespa SA,
5.50%, 07/16/20(b)	250,000	266,185
Caisse Centrale Desjardins du Quebec
1.70%, 09/16/13(b)	415,000	418,005
2.65%, 09/16/15(b)	410,000	415,576
CDP Financial, Inc.,
5.60%, 11/25/39(b)	570,000	640,338
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal		Market
	Amount		Value

Diversified Financial Services 5.8% (continued)
CEDC Finance Corp. International, Inc.
8.88%, 12/01/16(b)	EUR	200,000	$294,462
9.13%, 12/01/16(b)		650,000	698,750
Citigroup, Inc.
5.63%, 08/27/12		160,000	169,109
6.00%, 12/13/13		290,000	317,951
6.13%, 05/15/18		205,000	223,657
5.38%, 08/09/20		240,000	248,312
Crown Castle Towers LLC
3.21%, 08/15/15(b)		300,000	303,487
4.88%, 08/15/20(b)		100,000	103,313
4.17%, 08/15/37(b)		525,000	535,625
Farmers Exchange Capital,
7.05%, 07/15/28(b)		385,000	380,464
General Electric Capital Corp.
1.88%, 09/16/13		960,000	962,887
4.38%, 09/16/20		435,000	436,611
5.88%, 01/14/38		50,000	50,781
Grupo Papelero Scribe SA,
8.88%, 04/07/20(b)		250,000	242,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
8.00%, 01/15/18		75,000	75,375
Interactive Data Corp.,
10.25%, 08/01/18(b)		85,000	90,950
JPMorgan Chase & Co.
0.96%, 02/26/13(a)		320,000	321,235
4.40%, 07/22/20		120,000	122,893
Marsico Parent Co. LLC,
10.63%, 01/15/16(b)		130,000	49,400
Marsico Parent Holdco LLC,
12.50%, 07/15/16(b)		106,347	11,964
Midwest Gaming Borrower LLC/Midwest Finance Corp.,
11.63%, 04/15/16(b)		270,000	274,725
Noble Group Ltd.,
4.88%, 08/05/15(b)		425,000	439,694
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
8.25%, 09/01/17(b)		200,000	202,500
Reliance Intermediate Holdings LP,
9.50%, 12/15/19(b)		125,000	132,500
Reynolds Group Issuer, Inc.,
8.50%, 05/15/18(b)		175,000	171,062
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.50%, 03/25/13		28,000,000	926,801
TNK-BP Finance SA,
7.88%, 03/13/18(b)		535,000	603,213
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17(b)		275,000	286,000
Vnesheconombank Via VEB Finance Ltd.,
6.90%, 07/09/20(b)		285,000	311,705
White Nights Finance BV for Gazprom,
10.50%, 03/25/14		175,000	210,350

			12,173,550

Diversified Telecommunication Services 4.1%
AT&T Corp.,
8.00%, 11/15/31		425,000	568,523
AT&T, Inc.,
2.50%, 08/15/15		405,000	412,689
Bakrie Telecom Pte Ltd.,
11.50%, 05/07/15(b)		580,000	624,950
British Telecommunications PLC,
9.88%, 12/15/30		110,000	153,160
Cincinnati Bell, Inc.,
8.75%, 03/15/18		145,000	141,375
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15(b)		80,000	86,200
12.00%, 12/01/15(b)		50,000	54,000
Deutsche Telekom International Finance BV,
8.13%, 05/29/12		160,000	240,249
France Telecom SA
2.13%, 09/16/15		220,000	221,526
8.50%, 03/01/31		40,000	57,855
8.13%, 01/28/33		90,000	183,557
GCI, Inc.,
8.63%, 11/15/19		130,000	138,775
Intelsat Luxembourg SA,
11.50%, 02/04/17		148,750	161,208
Level 3 Financing, Inc.,
10.00%, 02/01/18		150,000	135,000
Qtel International Finance Ltd.,
7.88%, 06/10/19(b)		100,000	121,001
Qwest Corp.
7.88%, 09/01/11		500,000	529,375
8.38%, 05/01/16		175,000	206,937
Sprint Capital Corp.
8.38%, 03/15/12		350,000	374,500
8.75%, 03/15/32		525,000	551,250
Sprint Nextel Corp.,
8.38%, 08/15/17		185,000	200,725
Telecom Italia Capital SA,
7.00%, 06/04/18		360,000	413,541
Telefonica Emisiones SAU
2.58%, 04/26/13		240,000	244,441
6.42%, 06/20/16		215,000	251,995
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15		300,000	333,608
Telemar Norte Leste SA,
5.50%, 10/23/20(b)		922,000	933,525
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal		Market
	Amount		Value

Diversified Telecommunication Services 4.1% (continued)
TELUS Corp.,
5.05%, 12/04/19	CAD	65,000	$65,996
tw Telekom Holdings, Inc.,
8.00%, 03/01/18		150,000	157,125
Verizon Communications, Inc.
5.50%, 02/15/18		100,000	115,066
8.75%, 11/01/18		375,000	510,270
Wind Acquisition Finance SA,
11.75%, 07/15/17(b)		185,000	207,316
Wind Acquisition Holdings Finance SA,
12.25%, 07/15/17(b)		123,218	131,997

			8,527,735

Electric Utilities 1.0%
AES Corp. (The),
9.75%, 04/15/16		250,000	287,500
AES Eastern Energy LP,
Series 99-A, 9.00%, 01/02/17		64,399	66,653
Commonwealth Edison Co.,
5.80%, 03/15/18		165,000	193,012
Dubai Electricity & Water Authority,
8.50%, 04/22/15(b)		110,000	118,415
Elwood Energy LLC,
8.16%, 07/05/26		107,611	101,154
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		174,000	172,680
Ohio Power Co.,
Series K, 6.00%, 06/01/16		225,000	261,680
Star Energy Geothermal Wayang Windu Ltd.,
11.50%, 02/12/15(b)		700,000	785,750
Union Electric Co.,
6.70%, 02/01/19		100,000	121,578

			2,108,422

Electronic Equipment, Instruments & Components 0.1%
Jabil Circuit, Inc.,
7.75%, 07/15/16		175,000	191,844
NXP BV/NXP FDG LLC,
9.75%, 08/01/18(b)		100,000	106,500

			298,344

Energy Equipment & Services 2.6%
American Petroleum Tankers LLC/AP Tankers Co.,
10.25%, 05/01/15(b)		260,000	265,850
Cenovus Energy, Inc.,
4.50%, 09/15/14		80,000	88,070
Coffeyville Resources LLC/Coffeyville Finance, Inc.
9.00%, 04/01/15(b)		130,000	137,150
10.88%, 04/01/17(b)		85,000	89,675
Empresa Nacional del Petroleo,
5.25%, 08/10/20(b)		335,000	343,603
Gaz Capital SA for Gazprom,
6.58%, 10/31/13		290,000	487,268
Harvest Operations Corp.,
6.88%, 10/01/17(b)		375,000	383,438
Helix Energy Solutions Group, Inc.,
9.50%, 01/15/16(b)		135,000	136,687
Hilcorp Energy I LP/Hilcorp Finance Co.,
8.00%, 02/15/20(b)		150,000	154,125
Pacific Rubiales Energy Corp.,
8.75%, 11/10/16(b)		271,000	304,875
Pemex Project Funding Master Trust,
6.63%, 06/15/38		285,000	306,935
Petrohawk Energy Corp.,
7.25%, 08/15/18(b)		170,000	173,400
Petroleos de Venezuela SA,
4.90%, 10/28/14		900,000	572,400
Petroleos Mexicanos,
5.50%, 01/21/21(b)		790,000	841,350
Total Capital SA,
3.00%, 06/24/15		145,000	152,118
Transocean, Inc.
4.95%, 11/15/15		155,000	161,180
6.00%, 03/15/18		480,000	510,528
6.80%, 03/15/38		160,000	164,065
Weatherford International Ltd.,
6.00%, 03/15/18		140,000	154,421

			5,427,138

Food & Staples Retailing 0.9%
CVS Caremark Corp.
3.25%, 05/18/15		305,000	318,579
6.13%, 09/15/39		260,000	287,022
Delhaize America, Inc.,
9.00%, 04/15/31		109,000	154,047
Great Atlantic & Pacific Tea Co.,
11.38%, 08/01/15(b)		95,000	73,150
Kroger Co. (The)
5.00%, 04/15/13		70,000	76,257
3.90%, 10/01/15		130,000	141,088
6.40%, 08/15/17		100,000	119,543
Rite Aid Corp.,
9.75%, 06/12/16		140,000	149,625
Wal-Mart Stores, Inc.
4.25%, 04/15/13		230,000	249,557
4.13%, 02/01/19		210,000	229,971
4.88%, 07/08/40		125,000	127,668

			1,926,507

Food Products 0.8%
ConAgra Foods, Inc.,
8.25%, 09/15/30		100,000	134,987
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Food Products 0.8% (continued)
Corp. Pesquera Inca SAC,
9.00%, 02/10/17(b)	$235,000	$243,225
Cosan SA Industria e Comercio,
8.25%, 12/31/49(b)(e)	250,000	253,125
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.,
9.88%, 02/01/20(b)	225,000	208,125
JBS Finance II Ltd.,
8.25%, 01/29/18(b)	200,000	206,250
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 05/01/14	150,000	173,250
Kraft Foods, Inc.,
2.63%, 05/08/13	225,000	233,197
Michael Food, Inc.,
9.75%, 07/15/18(b)	125,000	133,750

		1,585,909

Gas Utilities 1.0%
Consolidated Natural Gas Co.,
Series C, 6.25%, 11/01/11	155,000	163,460
Dynegy Holdings, Inc.,
7.50%, 06/01/15(b)	215,000	168,237
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20	275,000	296,869
EQT Corp.,
6.50%, 04/01/18	230,000	260,265
Inergy LP,
7.00%, 10/01/18(b)	165,000	169,125
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 06/01/16	195,000	214,987
Rockies Express Pipeline LLC,
3.90%, 04/15/15(b)	265,000	265,106
Texas Eastern Transmission LP,
7.00%, 07/15/32	215,000	272,646
Williams Partners LP,
3.80%, 02/15/15	210,000	220,969

		2,031,664

Health Care Equipment & Supplies 0.3%
Baxter International, Inc.,
4.63%, 03/15/15	35,000	39,189
Boston Scientific Corp.
4.50%, 01/15/15	355,000	363,158
7.38%, 01/15/40	90,000	102,581
Covidien International Finance SA,
6.00%, 10/15/17	100,000	118,902

		623,830

Health Care Providers & Services 1.4%
CRC Health Corp.,
10.75%, 02/01/16	300,000	283,500
DJO Finance LLC/DJO Finance Co., Inc.,
11.75%, 11/15/14	250,000	261,875
Express Scripts, Inc.,
6.25%, 06/15/14	285,000	327,209
HCA, Inc.
9.00%, 12/15/14	115,000	120,750
7.25%, 09/15/20	300,000	321,000
Humana, Inc.,
8.15%, 06/15/38	195,000	214,306
Medco Health Solutions, Inc.
6.13%, 03/15/13	10,000	11,057
7.25%, 08/15/13	255,000	294,565
7.13%, 03/15/18	195,000	239,476
Multiplan, Inc.,
9.88%, 09/01/18(b)	115,000	120,175
OnCure Holdings, Inc.,
11.75%, 05/15/17(b)	175,000	161,000
Rotech Healthcare, Inc.,
10.75%, 10/15/15(b)	60,000	59,550
UHS Escrow Corp.,
7.00%, 10/01/18(b)	95,000	98,088
US Oncology Holdings, Inc. PIK,
6.74%, 03/15/12(a)	284,000	269,090
US Oncology, Inc.,
10.75%, 08/15/14	80,000	83,200

		2,864,841

Hotels, Restaurants & Leisure 1.4%
Carrols Corp.,
9.00%, 01/15/13	110,000	110,825
Equinox Holdings, Inc.,
9.50%, 02/01/16(b)	195,000	199,387
Games Merger Corp.,
11.00%, 06/01/18(b)	175,000	189,000
Harrah’s Operating Co., Inc.,
5.63%, 06/01/15	275,000	178,750
Marina District Finance Co., Inc.,
9.88%, 08/15/18(b)	505,000	487,325
McDonald’s Corp.,
5.00%, 02/01/19	35,000	40,483
MGM Resorts International,
6.75%, 09/01/12	225,000	212,625
NPC International, Inc.,
9.50%, 05/01/14	200,000	204,000
Pokagon Gaming Authority,
10.38%, 06/15/14(b)	225,000	234,844
Speedway Motorsports, Inc.,
8.75%, 06/01/16	110,000	118,800
Starwood Hotels & Resorts Worldwide, Inc.,
7.15%, 12/01/19	175,000	189,875
Yonkers Racing Corp.,
11.38%, 07/15/16(b)	195,000	211,575
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Hotels, Restaurants & Leisure 1.4% (continued)
Yum! Brands, Inc.
8.88%, 04/15/11	$295,000	$307,264
4.25%, 09/15/15	135,000	147,103

		2,831,856

Household Durables 0.3%
Fortune Brands, Inc.,
3.00%, 06/01/12	305,000	310,619
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16	40,000	40,050
Libbey Glass, Inc.,
10.00%, 02/15/15(b)	100,000	107,500
Meritage Homes Corp.,
6.25%, 03/15/15	135,000	132,638

		590,807

Household Products 0.1%
Central Garden & Pet Co.,
8.25%, 03/01/18	125,000	127,656
Prestige Brands, Inc.,
8.25%, 04/01/18	145,000	150,075

		277,731

Independent Power Producers & Energy Traders 0.1%
RRI Energy, Inc.,
7.63%, 06/15/14	130,000	128,700

Industrial Conglomerates 0.2%
Textron, Inc.,
6.20%, 03/15/15	180,000	200,202
Tyco Electronics Group SA,
6.00%, 10/01/12	205,000	221,688

		421,890

Information Technology Services 0.1%
First Data Corp.,
10.55%, 09/24/15	150,000	121,313
Stratus Technologies, Inc.,
12.00%, 03/29/15(b)	90,000	76,612

		197,925

Insurance 1.0%
ACE INA Holdings, Inc.,
5.60%, 05/15/15	135,000	153,133
Alliant Holdings I, Inc.,
11.00%, 05/01/15(b)	225,000	232,313
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	210,000	220,211
5.40%, 05/15/18	205,000	234,398
Chubb Corp.,
5.75%, 05/15/18	45,000	52,077
HUB International Holdings, Inc.,
10.25%, 06/15/15(b)	280,000	271,600
Lincoln National Corp.,
6.20%, 12/15/11	750,000	793,977
MetLife, Inc.,
2.38%, 02/06/14	115,000	116,218

		2,073,927

Internet & Catalog Retail 0.4%
HSN, Inc.,
11.25%, 08/01/16	175,000	199,500
QVC, Inc.,
7.50%, 10/01/19(b)	525,000	548,625

		748,125

Internet Software & Services 0.3%
Symantec Corp.
2.75%, 09/15/15	275,000	277,665
4.20%, 09/15/20	435,000	436,749

		714,414

IT Services 0.1%
EVERTEC, Inc.,
11.00%, 10/01/18(b)	200,000	201,250

Leisure Equipment & Products 0.2%
Easton-Bell Sports, Inc.,
9.75%, 12/01/16	175,000	190,094
Hasbro, Inc.,
6.35%, 03/15/40	200,000	205,678

		395,772

Machinery 0.7%
Case New Holland, Inc.,
7.88%, 12/01/17(b)	210,000	228,112
Cleaver-Brooks, Inc.,
12.25%, 05/01/16(b)	90,000	92,812
Colt Defense LLC/Colt Finance Corp.,
8.75%, 11/15/17(b)	195,000	143,325
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 04/15/14	310,000	383,574
Liberty Tire Recycling,
11.00%, 10/01/16(b)	140,000	142,800
Mueller Water Products, Inc.,
8.75%, 09/01/20(b)	160,000	168,000
Navistar International Corp.,
8.25%, 11/01/21	170,000	181,475
Timken Co.,
6.00%, 09/15/14	45,000	50,037
Trimas Corp.,
9.75%, 12/15/17(b)	100,000	107,500

		1,497,635

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Marine 0.1%
Martin Midstream Partners & Finance/Martin Midstream Finance Corp.,
8.88%, 04/01/18(b)	$135,000	$135,675

Media 2.8%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16	150,000	178,125
Cengage Learning Acquisitions, Inc.,
10.50%, 01/15/15(b)	175,000	173,906
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17(b)	60,000	63,300
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	95,000	100,700
Columbus International, Inc.,
11.50%, 11/20/14(b)	550,000	607,640
Comcast Corp.
5.70%, 05/15/18	325,000	372,002
6.40%, 03/01/40	315,000	350,228
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/01/14	380,000	415,031
Idearc Litigation Trusts,
8.00%, 11/15/16	825,000	6,187
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 08/15/19	140,000	144,900
NBC Universal, Inc.
3.65%, 04/30/15(b)	340,000	358,889
5.95%, 04/01/41(b)	360,000	370,300
Nielsen Finance Co. LLC/Nielsen Finance Co.,
0.00%, 08/01/16(c)	150,000	150,188
Rainbow National Services LLC,
8.75%, 09/01/12(b)	325,000	326,219
Regal Entertainment Group,
9.13%, 08/15/18	55,000	57,681
Telesat Canada/Telesat LLC,
12.50%, 11/01/17	195,000	230,100
Time Warner Cable, Inc.,
6.75%, 07/01/18	295,000	351,828
Time Warner, Inc.,
3.15%, 07/15/15	265,000	274,680
Umbrella Acquisition, Inc. PIK,
9.75%, 03/15/15(a)(b)	155,250	148,652
Univision Communications, Inc.,
12.00%, 07/01/14(b)	175,000	191,406
Viacom, Inc.,
6.25%, 04/30/16	325,000	381,217
Visant Holding Corp.,
10.00%, 10/01/17(b)	110,000	114,950
WMG Holdings Corp.,
9.50%, 12/15/14(c)	260,000	248,950
WPP Finance UK,
8.00%, 09/15/14	215,000	256,409

		5,873,488

Metals & Mining 2.3%
AK Steel Corp.,
7.63%, 05/15/20	125,000	126,563
ALROSA Finance SA,
8.88%, 11/17/14(b)	350,000	383,950
Anglo American Capital plc,
2.15%, 09/27/13(b)	290,000	292,105
ArcelorMittal
5.25%, 08/05/20	335,000	337,612
7.00%, 10/15/39	185,000	188,991
Bumi Investment Pte Ltd.,
10.75%, 10/06/17(b)	515,000	515,000
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17	375,000	418,594
Gerdau Trade, Inc.,
5.75%, 01/30/21(b)	555,000	563,117
Prime Dig Pte Ltd.,
11.75%, 11/03/14(b)	100,000	103,750
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	405,000	451,400
Ryerson, Inc.,
12.00%, 11/01/15	125,000	128,750
Southern Copper Corp.
6.38%, 07/27/15	200,000	224,539
7.50%, 07/27/35	150,000	173,926
Vale Overseas Ltd.,
6.88%, 11/10/39	740,000	848,011
Vale SA,
4.38%, 03/24/18	100,000	140,930

		4,897,238

Multiline Retail 0.2%
Neiman Marcus Group, Inc. (The),
10.38%, 10/15/15	210,000	220,500
Sears Holdings Corp.,
6.63%, 10/15/18(b)	225,000	225,745

		446,245

Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.,
6.38%, 09/15/17	210,000	231,411
Berry Petroleum Co.,
10.25%, 06/01/14	115,000	129,662
Bumi Capital Pte Ltd.,
12.00%, 11/10/16(b)	290,000	311,025
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	45,000	51,818
6.25%, 02/01/37	70,000	78,964
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Oil, Gas & Consumable Fuels 2.9% (continued)
Chesapeake Energy Corp.,
6.63%, 08/15/20	$235,000	$245,575
Consol Energy, Inc.
8.00%, 04/01/17(b)	105,000	113,663
8.25%, 04/01/20(b)	75,000	81,937
Devon Energy Corp.,
5.63%, 01/15/14	500,000	561,657
Energy Transfer Equity LP,
7.50%, 10/15/20	115,000	121,038
Enterprise Products Operating LLC
5.90%, 04/15/13	80,000	88,009
5.25%, 01/31/20	140,000	151,568
International Coal Group, Inc.,
9.13%, 04/01/18	125,000	133,125
Linn Energy LLC/Linn Energy Finance Corp.,
7.75%, 02/01/21(b)	270,000	272,363
Marathon Oil Corp.,
6.50%, 02/15/14	95,000	109,089
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8.75%, 04/15/18	125,000	135,000
OPTI Canada, Inc.
9.75%, 08/15/13(b)	150,000	152,250
8.25%, 12/15/14	245,000	186,200
Petrobras International Finance Co.,
6.88%, 01/20/40	50,000	57,237
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 08/14/19(b)	750,000	918,750
Petronas Capital Ltd.,
5.25%, 08/12/19(b)	210,000	231,091
Shell International Finance BV
4.00%, 03/21/14	595,000	644,628
4.38%, 03/25/20	295,000	324,725
Williams Partners LP/Williams Partners Finance Corp.,
7.25%, 02/01/17	345,000	410,947
XTO Energy, Inc.,
6.50%, 12/15/18	180,000	229,213

		5,970,945

Paper & Forest Products 0.5%
International Paper Co.,
7.95%, 06/15/18	245,000	297,123
NewPage Corp.,
11.38%, 12/31/14	275,000	248,875
Norske Skogindustrier ASA,
6.13%, 10/15/15(b)	300,000	219,602
PE Paper Escrow GmbH,
12.00%, 08/01/14(b)	200,000	231,000
Pindo Deli Finance BV,
0.00%, 04/28/25(a)(b)	901,231	15,772
Tjiwi Kimia Finance BV,
0.00%, 04/28/27(a)(b)	473,111	14,193

		1,026,565

Personal Products 0.1%
NBTY, Inc.,
9.00%, 10/01/18(b)	135,000	141,750

Pharmaceuticals 0.1%
Mylan, Inc.,
7.88%, 07/15/20(b)	125,000	133,906
Novasep Holding SAS,
9.75%, 12/15/16(b)	135,000	103,950

		237,856

Real Estate Management & Development 0.1%
Country Garden Holdings Co.,
11.25%, 04/22/17(b)	220,000	233,200

Road & Rail 0.1%
CHC Helicopter SA,
9.25%, 10/15/20(b)	115,000	116,150
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.00%, 07/15/17(b)	105,000	116,813

		232,963

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc.,
10.75%, 08/01/20(b)	275,000	275,688

Software 0.3%
Oracle Corp.
3.88%, 07/15/20(b)	185,000	193,664
5.38%, 07/15/40(b)	365,000	392,586

		586,250

Sovereign 0.1%
Kommunalbanken AS,
1.75%, 10/05/15(b)	326,000	325,484

Specialty Retail 0.5%
Hillman Group, Inc.,
10.88%, 06/01/18(b)	130,000	137,150
Home Depot, Inc.
3.95%, 09/15/20	115,000	117,371
5.40%, 09/15/40	160,000	160,702
Sally Holdings, Inc./Sally Capital, Inc.,
10.50%, 11/15/16	160,000	175,200
Staples, Inc.,
9.75%, 01/15/14	335,000	414,813

		1,005,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Supranational 1.7%
Corp. Andina de Fomento
3.75%, 01/15/16	$475,000	$477,083
8.13%, 06/04/19	255,000	317,432
Eurasian Development Bank,
7.38%, 09/29/14(b)	800,000	873,280
Inter-American Development Bank,
6.50%, 08/20/19	870,000	888,445
International Bank for Reconstruction & Development,
3.75%, 05/19/17	1,800,000	315,080
Nordic Investment Bank,
1.70%, 04/27/17	50,000,000	634,687

		3,506,007

Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc.,
6.88%, 04/15/15	175,000	165,813

Tobacco 0.5%
Altria Group, Inc.
9.25%, 08/06/19	10,000	13,404
10.20%, 02/06/39	250,000	369,475
Philip Morris International, Inc.
6.88%, 03/17/14	200,000	235,802
5.65%, 05/16/18	285,000	333,680

		952,361

Transportation Infrastructure 0.3%
DP World Ltd.,
6.85%, 07/02/37(b)	670,000	626,643

Wireless Telecommunication Services 1.3%
Alltel Corp.,
7.00%, 07/01/12	115,000	126,517
America Movil SAB de CV,
6.13%, 03/30/40	300,000	333,957
Cricket Communications, Inc.,
7.75%, 05/15/16	225,000	238,781
Digicel Group Ltd.,
9.13%, 01/15/15(b)	405,000	413,606
MetroPCS Wireless, Inc.,
7.88%, 09/01/18	75,000	77,250
NII Capital Corp.,
10.00%, 08/15/16	950,000	1,080,625
Telemovil Finance Co. Ltd.,
8.00%, 10/01/17(b)	285,000	292,792
Vodafone Group PLC,
5.63%, 02/27/17	175,000	200,262

		2,763,790

Total Corporate Bonds (cost $92,415,049)		97,910,031

Municipal Bonds 0.5%

	Principal	Market
	Amount	Value

Georgia 0.5%
Municipal Electric Authority of Georgia
Series 2010,6.64%, 04/01/57	$675,000	$725,747
Series 2010,7.06%, 04/01/57	360,000	351,684

		1,077,431

Total Municipal Bonds (cost $1,039,504)		1,077,431

U.S. Government Mortgage Backed Agencies 8.6%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 736280
4.00%, 08/01/18	796,647	844,731
3.50%, 10/25/25	1,505,000	1,552,501
4.00%, 10/25/25	1,115,000	1,163,781
Pool# 540017
8.00%, 05/01/30	2,311	2,679
Pool# 564363
8.00%, 01/01/31	934	1,082
Pool# 564993
7.50%, 03/01/31	13,775	15,728
Pool# 606566
7.50%, 10/01/31	5,150	5,884
Pool# 642656
7.00%, 07/01/32	44,570	50,588
Pool# 886574
2.93%, 08/01/36(a)	268,529	278,789
Pool# 257231
5.50%, 06/01/38	2,660,748	2,830,794
4.00%, 10/25/40	1,565,000	1,608,526
4.50%, 10/25/40	5,880,000	6,122,550
5.00%, 10/25/40	410,000	431,525
Federal National Mortgage Association TBA
4.50%, 10/25/25	1,190,000	1,251,359
5.50%, 10/25/40	610,000	648,411
6.00%, 10/25/40	885,000	950,545
Freddie Mac Gold Pool
Pool# C90381
7.50%, 11/01/20	750	850
Pool# C00712
6.50%, 02/01/29	16,112	17,890
Pool# C39060
8.00%, 06/01/30	472	493
Pool# C41531
8.00%, 08/01/30	1,611	1,855
Pool# C42327
8.00%, 09/01/30	1,337	1,539
Pool# C01104
8.00%, 12/01/30	20,316	23,392
Pool# C48997
8.00%, 03/01/31	33,437	35,106
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# C49587
8.00%, 03/01/31	$18,676	$21,508
Pool# C50477
8.00%, 04/01/31	25,307	29,153
Pool# C53381
8.00%, 06/01/31	3,296	3,614
Pool# C69951
6.50%, 08/01/32	20,921	23,229

Total U.S. Government Mortgage Backed Agencies (cost $17,783,347)		17,918,102

Sovereign Bonds 16.6%

	Principal		Market
	Amount		Value

ARGENTINA 1.3%
Argentina Government International Bond
7.00%, 04/17/17		500,000	426,000
7.82%, 12/31/33(a)	EUR	1,292,524	1,246,638
8.28%, 12/31/33		677,107	563,014
Province of Buenos Aires,
11.75%, 10/05/15		265,000	262,666
Provincia de Buenos Aires,
9.38%, 09/14/18		250,000	210,000

			2,708,318

AUSTRALIA 0.5%
Queensland Treasury Corp.,
6.25%, 06/14/19	AUD	910,000	930,447

BRAZIL 1.7%
Banco Nacional de Desenvolvimento Economico e Social,
4.13%, 09/15/17(b)	EUR	160,000	217,149
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17	BRL	1,455,000	816,692
10.00%, 01/01/21	BRL	1,300,000	707,696
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 01/01/14	BRL	2,530,000	1,457,096
Brazilian Government International Bond,
4.88%, 01/22/21		270,000	296,325

			3,494,958

BULGARIA 0.3%
Bulgaria Government International Bond,
8.25%, 01/15/15(b)		450,000	531,000

CANADA 0.8%
Canadian Government Bond
5.25%, 06/01/12	CAD	$330,000	341,334
4.25%, 06/01/18	CAD	410,000	446,836
Province of Ontario,
4.20%, 06/02/20	CAD	580,000	592,847
Province of Quebec Canada,
4.50%, 12/01/20	CAD	180,000	187,133

			1,568,150

CAYMAN ISLANDS 0.2%
Cayman Islands Government Bond,
5.95%, 11/24/19(b)		475,000	506,469

COLOMBIA 1.2%
Colombia Government International Bond
7.38%, 03/18/19		235,000	297,275
7.75%, 04/14/21	COP	1,321,000,000	858,923
6.13%, 01/18/41		1,160,000	1,328,200

			2,484,398

EGYPT 0.3%
Egypt Government International Bond,
6.88%, 04/30/40(b)		620,000	697,500

EL SALVADOR 0.1%
El Salvador Government International Bond,
7.65%, 06/15/35		105,000	114,187

FRANCE 0.4%
France Government Bond OAT,
4.00%, 10/25/38	EUR	600,000	929,739

GERMANY 2.0%
Bundesrepublik Deutschland
4.50%, 01/04/13	EUR	1,000,000	1,474,041
4.25%, 07/04/18	EUR	600,000	945,305
3.25%, 01/04/20	EUR	450,000	665,484
4.00%, 01/04/37	EUR	700,000	1,143,374

			4,228,204

INDONESIA 0.2%
Indonesia Government International Bond,
7.75%, 01/17/38(b)		290,000	396,575

JAPAN 0.3%
Japan Government Ten Year Bond,
0.80%, 03/20/13	JPY	50,000,000	608,548

LITHUANIA 0.2%
Lithuania Government International Bond,
7.38%, 02/11/20(b)		300,000	335,148

MEXICO 1.5%
Mexican Bonos
7.25%, 12/15/16	MXN	16,645,000	1,416,885
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
Sovereign Bonds (continued)

	Principal		Market
	Amount		Value

MEXICO (continued)
8.50%, 11/18/38	MXN	$17,895,000	$1,663,520
United Mexican States,
6.05%, 01/11/40		60,000	68,700

			3,149,105

PERU 0.1%
Peru Government International Bond,
7.13%, 03/30/19		155,000	194,137

PHILIPPINES 0.6%
Philippine Government International Bond,
4.95%, 01/15/21	PHP	57,000,000	1,322,966

POLAND 0.7%
Poland Government Bond
5.75%, 04/25/14	PLN	2,900,000	1,021,477
5.50%, 10/25/19	PLN	1,350,000	466,878

			1,488,355

QATAR 0.3%
Qatar Government International Bond,
6.40%, 01/20/40(b)		595,000	708,050

RUSSIA 0.6%
Russian Foreign Bond — Eurobond
5.00%, 04/29/20(b)		1,000,000	1,042,000
7.50%, 03/31/30(c)		133,352	159,249

			1,201,249

SENEGAL 0.2%
Senegal Government International Bond,
8.75%, 12/22/14		300,000	306,000

SOUTH AFRICA 0.3%
South Africa Government Bond,
6.75%, 03/31/21	ZAR	2,000,000	262,171
South Africa Government International Bond,
5.50%, 03/09/20		235,000	262,613

			524,784

SOUTH KOREA 0.2%
Korea Finance Corp.,
3.25%, 09/20/16		435,000	434,184

SPAIN 0.2%
Spain Government Bond,
6.15%, 01/31/13	EUR	330,000	486,290

SRI LANKA 0.1%
Sri Lanka Government International Bond,
6.25%, 10/04/20(b)		250,000	252,187

SWEDEN 0.4%
Sweden Government Bond,
3.00%, 07/12/16	SEK	$6,000,000	929,329

TURKEY 0.1%
Turkey Government International Bond,
6.75%, 05/30/40		220,000	250,831

UNITED KINGDOM 1.8%
Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
7.65%, 09/07/11		490,000	496,125
United Kingdom Gilt
4.00%, 09/07/16	GBP	400,000	695,375
3.75%, 09/07/19	GBP	690,000	1,156,869
4.75%, 03/07/20	GBP	350,000	630,748
4.25%, 12/07/40	GBP	465,000	770,980

			3,750,097

Total Sovereign Bonds (cost $31,405,371)			34,531,205

U.S. Government Sponsored & Agency Obligations 1.5%

	Principal	Market
	Amount	Value

Fannie Mae
1.75%, 03/23/11	675,000	679,868
1.63%, 10/26/15	425,000	424,831
0.00%, 10/09/19	840,000	554,542
Federal National Mortgage Association
5.00%, 05/11/17	1,050,000	1,236,535
Freddie Mac
5.13%, 11/17/17	265,000	314,452

Total U.S. Government Sponsored & Agency Obligations (cost $2,947,245)		3,210,228

U.S. Treasury Bonds 1.8%

	Principal	Market
	Amount	Value

U.S. Treasury Bond
4.38%, 11/15/39	200,000	224,375
4.38%, 05/15/40	1,910,000	2,145,178
6.25%, 08/15/23	690,000	934,519
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
U.S. Treasury Bonds (continued)

	Principal	Market
	Amount	Value

U.S. Treasury Bond (continued)
U.S. Treasury Strip Bond,
0.00%, 08/15/19	$520,000	$413,637

Total U.S. Treasury Bonds (cost $3,612,063)		3,717,709

U.S. Treasury Notes 2.9%

	Principal	Market
	Amount	Value

U.S. Treasury Note
0.38%, 08/31/12	1,805,000	1,803,661
1.25%, 08/31/15	540,000	539,832
2.63%, 02/29/16	480,000	510,112
2.63%, 08/15/20	2,000,000	2,018,750
3.00%, 08/31/16	995,000	1,073,356

Total U.S. Treasury Notes (cost $5,916,671)		5,945,711

Yankee Dollars 0.1%

	Principal	Market
	Amount	Value

Energy Equipment & Services 0.0%†
Compton Petroleum Finance Corp.,
7.63%, 12/01/13	95,000	82,650

Oil, Gas & Consumable Fuels 0.1%
Petro-Canada,
6.05%, 05/15/18	45,000	52,388
Suncor Energy, Inc.,
5.95%, 12/01/34	105,000	111,440

		163,828

Road & Rail 0.0%†
Canadian National Railway Co.,
5.55%, 05/15/18	45,000	53,034

Total Yankee Dollars (cost $261,856)		299,512

Common Stocks 0.0%

		Market
	Shares	Value

Diversified Telecommunication Services 0.0%†
XO Holdings, Inc. *	248	$149

Media 0.0%†
Charter Communications, Inc.,
Class A *	1,118	36,335
Dex One Corp. *	832	10,217
SuperMedia, Inc. *	651	6,881

		53,433

Total Common Stocks (cost $985,119)		53,582

Mutual Fund 9.0%

		Market
	Shares	Value

Money Market Fund 9.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (f)	18,757,792	18,757,792

Total Mutual Fund (cost $18,757,792)		18,757,792

Total Investments (cost $208,901,961) (g) — 105.9%		220,608,295

Liabilities in excess of other assets — (5.9)%		(12,360,860)

NET ASSETS — 100.0%		$208,247,435

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $49,970,414 which represents 24.00% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2010.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date reflects the next call date.

(e)	Perpetual bond security. The maturity date reflects the next call date.

(f)	Represents 7-day effective yield as of September 30, 2010.

(g)	At September 30, 2010, the tax basis cost of the Fund’s investments was $209,010,598, tax unrealized appreciation and depreciation were $13,482,743 and $(1,885,046), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

BV	Private Limited Liability Company

FHLMC	Federal Home Loan Mortgage Corporation

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

PIK	Paid In Kind

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

UK	United Kingdom
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
At September 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	10/29/10	(1,255,000)	$(1,215,862)	$(1,209,256)	$6,606
Australian Dollar	JPMorgan Chase Bank	10/29/10	(370,000)	(358,461)	(356,513)	1,948
British Pound	JPMorgan Chase Bank	10/29/10	(1,512,233)	(2,387,361)	(2,375,189)	12,172
British Pound	JPMorgan Chase Bank	10/29/10	(615,349)	(971,450)	(966,497)	4,953
Euro	JPMorgan Chase Bank	10/04/10	(545,000)	(692,012)	(742,972)	(50,960)
Euro	JPMorgan Chase Bank	10/29/10	(1,660,000)	(2,254,277)	(2,262,580)	(8,303)
Euro	JPMorgan Chase Bank	10/29/10	(215,000)	(291,969)	(293,045)	(1,076)
Mexican Peso	JPMorgan Chase Bank	10/04/10	(11,947,050)	(900,000)	(948,054)	(48,054)
Mexican Peso	JPMorgan Chase Bank	10/04/10	(3,318,625)	(250,000)	(263,349)	(13,349)
Mexican Peso	JPMorgan Chase Bank	10/29/10	(3,175,875)	(254,621)	(251,530)	3,091
Mexican Peso	JPMorgan Chase Bank	10/29/10	(3,175,875)	(254,621)	(251,530)	3,091
Mexican Peso	JPMorgan Chase Bank	10/29/10	(1,270,350)	(101,848)	(100,612)	1,236

Total Short Contracts				$(9,932,482)	$(10,021,127)	$(88,645)

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Euro	JPMorgan Chase Bank	10/04/10	545,000	$742,831	$742,971	$140
Japanese Yen	JPMorgan Chase Bank	10/29/10	1,706,320	20,414	20,445	31
Japanese Yen	JPMorgan Chase Bank	10/29/10	299,957,540	3,588,438	3,593,956	5,518

Total Long Contracts				$4,351,683	$4,357,372	$5,689

At September 30, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value	Unrealized
of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	Japan 10 Year Bond	12/09/10	$3,421,632	$44,604
95	U.S. Treasury 5 Year Note	12/31/10	11,482,383	41,278

			$14,904,015	$85,882

Number			Notional Value
of			Covered by	Unrealized
Contracts	Short Contracts	Expiration	Contracts	Appreciation

10	U.S. Long Bond	12/21/10	$1,337,188	$17,548
29	U.S. Treasury 10 Year Note	12/21/10	3,655,359	(993)

			$4,992,547	$16,555

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$9,075,321	$—	$9,075,321
Collateralized Mortgage Obligations	—	17,355,068	—	17,355,068
Commercial Mortgage Backed Securities	—	10,444,728	—	10,444,728
Common Stocks	53,582	—	—	53,582
Convertible Corporate Bonds	—	311,875	—	311,875
Corporate Bonds	—	97,910,031	—	97,910,031
Forward Currency Contracts	—	38,786	—	38,786
Futures Contracts	103,430	—	—	103,430
Municipal Bonds	—	1,077,431	—	1,077,431
Mutual Fund	18,757,792	—	—	18,757,792
Sovereign Bonds	—	34,531,205	—	34,531,205
U.S. Government Mortgage Backed Agencies	—	17,918,102	—	17,918,102
U.S. Government Sponsored & Agency Obligations	—	3,210,228	—	3,210,228
U.S. Treasury Bonds	—	3,717,709	—	3,717,709
U.S. Treasury Notes	—	5,945,711	—	5,945,711
Yankee Dollars	—	299,512	—	299,512

Total Assets	18,914,804	201,835,707	—	220,750,511

Liabilities:
Forward Currency Contracts	—	(121,742)	—	(121,742)
Future	(993)	—	—	(993)

Total Liabilities	(993)	(121,742)	—	(122,735)

Total	$18,913,811	$201,713,965	$—	$220,627,776

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2010
Derivatives not accounted for as hedging instruments.

Fair Value

Assets:
Interest rate contracts	$103,430
Forward foreign currency contracts Receivables — Unrealized appreciation from forward foreign currency contracts	38,786

Total	$142,216

Liabilities:

Interest rate contracts	$(993)
Forward foreign currency contracts Payables — Unrealized depreciation from forward foreign currency contracts	(121,742)

Total	$(122,735)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks 96.7%

		Market
	Shares	Value

Aerospace & Defense 2.4%
BE Aerospace, Inc. *	58,000	$1,757,980
Ceradyne, Inc. *	5,200	121,420
Curtiss-Wright Corp.	45,700	1,384,710
Ducommun, Inc. (a)	5,800	126,324
Esterline Technologies Corp. *	24,100	1,379,243
Hexcel Corp. *	68,490	1,218,437
LMI Aerospace, Inc. *	5,000	79,600
Moog, Inc., Class A *(a)	2,075	73,683
Triumph Group, Inc. (a)	14,300	1,066,637

		7,208,034

Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. *	13,200	663,960
Pacer International, Inc. *	22,900	138,316
UTi Worldwide, Inc.	104,760	1,684,541

		2,486,817

Airlines 0.6%
AirTran Holdings, Inc. *	8,300	61,005
Alaska Air Group, Inc. *	7,100	362,313
Hawaiian Holdings, Inc. *(a)	20,100	120,399
JetBlue Airways Corp. *	34,700	232,143
Republic Airways Holdings, Inc. *	40,000	331,200
UAL Corp. *(a)	3,500	82,705
US Airways Group, Inc. *	56,300	520,775

		1,710,540

Auto Components 1.1%
Drew Industries, Inc. *(a)	117,600	2,453,136
Federal-Mogul Corp. *	49,150	929,427

		3,382,563

Automobiles 0.0%†
Tesla Motors, Inc. *(a)	4,000	81,040

Biotechnology 1.0%
Alkermes, Inc. *	81,451	1,193,257
ARIAD Pharmaceuticals, Inc. *	16,700	63,794
Celera Corp. *(a)	3,700	24,938
Emergent Biosolutions, Inc. *	6,100	105,286
Halozyme Therapeutics, Inc. *	3,500	26,985
Incyte Corp Ltd. *(a)	9,200	147,108
Lexicon Pharmaceuticals, Inc. *(a)	106,700	170,720
Martek Biosciences Corp. *	27,600	624,588
Pharmasset, Inc. *(a)	1,800	53,100
Tengion, Inc. *	12,100	38,236
Transcept Pharmaceuticals, Inc. *	2,600	18,122
United Therapeutics Corp. *	11,600	649,716

		3,115,850

Building Products 2.0%
A.O. Smith Corp.	13,200	764,148
Armstrong World Industries, Inc. *	32,650	1,355,302
Gibraltar Industries, Inc. *(a)	270,836	2,432,107
NCI Building Systems, Inc. *(a)	5,580	53,177
Quanex Building Products Corp.	7,000	120,890
Simpson Manufacturing Co., Inc.	48,450	1,249,041
Trex Co., Inc. *(a)	1,600	30,512

		6,005,177

Capital Markets 1.4%
American Capital Ltd. *	56,100	325,941
BGC Partners, Inc., Class A (a)	54,600	325,962
BlackRock Kelso Capital Corp. (a)	8,089	93,024
Duff & Phelps Corp., Class A	53,245	717,210
GFI Group, Inc.	14,000	64,960
Gladstone Capital Corp. (a)	7,200	81,144
Knight Capital Group, Inc., Class A *	23,000	284,970
LaBranche & Co., Inc. *(a)	37,000	144,300
MCG Capital Corp. (a)	47,372	276,653
Oppenheimer Holdings, Inc., Class A (a)	2,500	69,875
Penson Worldwide, Inc. *(a)	16,600	82,502
Prospect Capital Corp. (a)	62,503	606,904
Sanders Morris Harris Group, Inc. (a)	6,900	39,054
TICC Capital Corp. (a)	6,301	65,215
Virtus Investment Partners, Inc. *(a)	305	9,229
Waddell & Reed Financial, Inc., Class A	32,800	897,408

		4,084,351

Chemicals 2.4%
A. Schulman, Inc. (a)	6,000	120,900
H.B. Fuller Co.	15,800	313,946
Innophos Holdings, Inc.	7,400	244,940
Koppers Holdings, Inc.	3,800	102,106
Methanex Corp.	59,348	1,453,433
Minerals Technologies, Inc.	2,800	164,976
Nalco Holding Co.	54,350	1,370,163
Olin Corp.	4,300	86,688
OM Group, Inc. *	7,200	216,864
PolyOne Corp. *(a)	31,300	378,417
Rockwood Holdings, Inc. *	7,400	232,878
Solutia, Inc. *(a)	18,600	297,972
Spartech Corp. *	17,200	141,212
Valspar Corp.	65,420	2,083,627

		7,208,122

Commercial Banks 8.7%
1st Source Corp. (a)	2,600	45,136
1st United Bancorp, Inc. *	8,300	53,369
Alliance Financial Corp. (a)	2,500	75,575
American National Bankshares, Inc. (a)	1,500	32,910
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E (a)	8,100	$117,045
Bank of the Ozarks, Inc. (a)	73,640	2,731,308
Boston Private Financial Holdings, Inc. (a)	20,700	135,378
Camden National Corp. (a)	1,900	65,835
Canadian Western Bank	76,200	1,839,642
CapitalSource, Inc.	542,087	2,894,745
Cathay General Bancorp	14,100	167,649
Central Pacific Financial Corp. *	1,960	2,803
Chemical Financial Corp. (a)	5,555	114,655
Citizens & Northern Corp.	1,600	20,800
Citizens Republic Bancorp, Inc. *	718,047	647,032
City Holding Co. (a)	11,000	337,370
Columbia Banking System, Inc. (a)	6,530	128,315
Community Bank System, Inc. (a)	6,100	140,361
Community Trust Bancorp, Inc. (a)	44,570	1,207,401
CVB Financial Corp. (a)	67,600	507,676
East West Bancorp, Inc.	9,200	149,776
Enterprise Financial Services Corp. (a)	3,600	33,480
Financial Institutions, Inc. (a)	5,400	95,364
First Bancorp, North Carolina (a)	4,600	62,652
First Bancorp, Puerto Rico *(a)	8,254	2,311
First Busey Corp. (a)	18,400	83,720
First Commonwealth Financial Corp. (a)	137,300	748,285
First Community Bancshares, Inc. (a)	12,900	166,410
First Financial Bancorp (a)	29,300	488,724
First Financial Corp.	3,700	109,150
First Interstate BancSystem, Inc. (a)	6,700	90,182
First Merchants Corp.	11,000	83,930
FirstMerit Corp.	14,185	259,869
FNB Corp. (a)	44,200	378,352
German American Bancorp, Inc. (a)	1,800	30,888
Heartland Financial USA, Inc.	2,500	38,475
Hudson Valley Holding Corp. (a)	2,570	50,166
IBERIABANK Corp. (a)	5,400	269,892
Independent Bank Corp. (a)	10,600	238,712
Investors Bancorp, Inc. *	86,250	1,021,200
Lakeland Bancorp, Inc. (a)	14,600	123,078
Lakeland Financial Corp.	5,700	106,362
MainSource Financial Group, Inc. (a)	10,600	80,984
Merchants Bancshares, Inc.	1,900	47,386
MidWestOne Financial Group, Inc. (a)	1,400	20,524
National Penn Bancshares, Inc.	26,845	167,781
NBT Bancorp, Inc.	9,400	207,458
Orrstown Financial Services, Inc.	2,600	60,216
Park National Corp. (a)	2,500	160,100
Peoples Bancorp, Inc. (a)	5,900	72,983
Porter Bancorp, Inc.	630	6,325
Renasant Corp. (a)	11,900	180,999
Republic Bancorp, Inc., Class A (a)	4,055	85,682
S&T Bancorp, Inc. (a)	5,500	95,810
SCBT Financial Corp. (a)	3,800	118,522
Sierra Bancorp (a)	6,300	77,805
Simmons First National Corp., Class A (a)	17,639	498,655
South Financial Group, Inc. (The) *	110,950	31,510
Southside Bancshares, Inc. (a)	6,829	129,000
Southwest Bancorp, Inc.	7,600	98,572
State Bancorp, Inc. (a)	4,300	38,614
StellarOne Corp. (a)	8,300	105,576
Sterling Bancorp (a)	5,700	49,533
Sterling Bancshares, Inc. (a)	18,800	100,956
Suffolk Bancorp (a)	2,100	53,172
Susquehanna Bancshares, Inc. (a)	30,200	254,888
SVB Financial Group *	6,300	266,616
SY Bancorp, Inc.	3,500	86,870
Texas Capital Bancshares, Inc. *	85,550	1,477,449
Tompkins Financial Corp.	2,900	115,014
Trico Bancshares	300	4,611
Trustmark Corp. (a)	8,700	189,138
UMB Financial Corp.	30,500	1,083,055
United Bankshares, Inc. (a)	3,200	79,648
United Community Banks, Inc. *	170,563	382,061
Univest Corp of Pennsylvania (a)	42,100	735,066
Washington Trust Bancorp, Inc. (a)	4,100	78,392
WesBanco, Inc. (a)	7,500	122,550
West Bancorp, Inc. *(a)	11,300	71,190
Wintrust Financial Corp.	89,140	2,889,027

		26,219,721

Commercial Services & Supplies 1.1%
ABM Industries, Inc.	4,000	86,360
ACCO Brands Corp. *(a)	16,700	96,025
ATC Technology Corp. *	16,100	398,314
Clean Harbors, Inc. *(a)	23,064	1,562,586
Deluxe Corp.	39,700	759,461
Knoll, Inc.	12,300	190,773
Metalico, Inc. *(a)	24,500	93,835
United Stationers, Inc. *	3,700	197,987

		3,385,341

Communications Equipment 1.7%
Arris Group, Inc. *	25,136	245,579
Black Box Corp. (a)	5,200	166,712
Harmonic, Inc. *	223,410	1,537,061
Oplink Communications, Inc. *	5,100	101,184
Plantronics, Inc. (a)	6,000	202,680
Polycom, Inc. *(a)	20,100	548,328
Symmetricom, Inc. *(a)	12,000	68,640
Tekelec *(a)	9,400	121,824
Tellabs, Inc. (a)	302,480	2,253,476

		5,245,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Computers & Peripherals 0.6%
Hypercom Corp. *	248,313	$1,614,035
Imation Corp. *	11,700	109,161

		1,723,196

Construction & Engineering 0.3%
EMCOR Group, Inc. *	36,000	885,240
MasTec, Inc. *	12,400	127,968

		1,013,208

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	11,200	45,136
Cash America International, Inc.	17,500	612,500
CompuCredit Holdings Corp. (a)	11,347	54,693
Dollar Financial Corp. *	17,423	363,618
Green Dot Corp., Class A *	1,800	87,264
Nelnet, Inc., Class A (a)	21,500	491,920
World Acceptance Corp. *	13,200	582,912

		2,238,043

Containers & Packaging 1.2%
Boise, Inc. *(a)	31,000	201,190
Graham Packaging Co., Inc. *	1,900	22,458
Myers Industries, Inc. (a)	7,400	63,566
Rock-Tenn Co., Class A	12,000	597,720
Silgan Holdings, Inc. (a)	82,400	2,612,080

		3,497,014

Diversified Consumer Services 0.5%
Mac-Gray Corp. (a)	2,600	31,538
Service Corp. International	152,730	1,316,533
Stewart Enterprises, Inc., Class A (a)	34,400	185,416

		1,533,487

Diversified Financial Services 0.5%
Encore Capital Group, Inc. *	8,900	160,378
Marlin Business Services Corp. *	2,500	30,000
PHH Corp. *(a)	58,300	1,227,798

		1,418,176

Diversified Telecommunication Services 0.4%
Consolidated Communications Holdings, Inc. (a)	37,700	703,859
Premiere Global Services, Inc. *(a)	84,800	600,384

		1,304,243

Electric Utilities 2.2%
Central Vermont Public Service Corp. (a)	4,400	88,748
Cleco Corp.	13,600	402,832
DPL, Inc.	48,190	1,259,205
El Paso Electric Co. *	18,300	435,174
IDACORP, Inc.	22,700	815,384
MGE Energy, Inc.	5,100	201,909
Portland General Electric Co.	22,500	456,300
UIL Holdings Corp.	5,233	147,361
Unisource Energy Corp.	21,900	732,117
Westar Energy, Inc. (a)	85,750	2,077,722

		6,616,752

Electrical Equipment 1.1%
Acuity Brands, Inc. (a)	9,700	429,128
Belden, Inc. (a)	2,100	55,398
EnerSys *(a)	21,900	546,843
GrafTech International Ltd. *	34,100	532,983
Regal-Beloit Corp.	8,700	510,603
Woodward Governor Co.	41,400	1,342,188

		3,417,143

Electronic Equipment, Instruments & Components 1.5%
Benchmark Electronics, Inc. *(a)	7,025	115,210
Brightpoint, Inc. *(a)	6,900	48,231
Checkpoint Systems, Inc. *	6,400	130,240
CPI International, Inc. *	5,000	70,000
CTS Corp. (a)	10,300	99,086
DDi Corp. (a)	1,400	12,936
DTS, Inc. *	42,910	1,637,875
Insight Enterprises, Inc. *	9,200	143,888
Littelfuse, Inc. *(a)	24,482	1,069,863
Mercury Computer Systems, Inc. *(a)	8,300	99,849
NAPCO Security Technologies, Inc. *	182,450	355,778
RadiSys Corp. *(a)	3,400	32,028
Spectrum Control, Inc. *	6,600	97,152
SYNNEX Corp. *(a)	11,300	317,982
TTM Technologies, Inc. *(a)	23,500	230,065

		4,460,183

Energy Equipment & Services 3.0%
Cal Dive International, Inc. *	222,310	1,216,036
Complete Production Services, Inc. *	13,700	280,165
Dresser-Rand Group, Inc. *	28,354	1,045,979
Dril-Quip, Inc. *	15,950	990,654
Global Geophyiscal Services, Inc. *	4,700	34,263
Global Industries Ltd. *(a)	23,800	130,186
Gulfmark Offshore, Inc., Class A *(a)	14,700	451,584
ION Geophysical Corp. *(a)	61,700	317,138
Lufkin Industries, Inc. (a)	4,300	188,770
Newpark Resources, Inc. *(a)	13,600	114,240
RPC, Inc. (a)	5,787	122,453
T-3 Energy Services, Inc. *(a)	4,300	112,445
TETRA Technologies, Inc. *(a)	184,200	1,878,840
Tidewater, Inc.	47,490	2,128,027

		9,010,780

Food & Staples Retailing 0.4%
Andersons, Inc. (The)	12,700	481,330
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Food & Staples Retailing (continued)
Nash Finch Co. (a)	7,200	$306,288
Pantry, Inc. (The) *	4,900	118,139
Spartan Stores, Inc.	24,500	355,250

		1,261,007

Food Products 1.4%
B&G Foods, Inc.	11,500	125,580
Corn Products International, Inc.	44,600	1,672,500
Dole Food Co., Inc. *(a)	19,000	173,850
Smithfield Foods, Inc. *(a)	89,740	1,510,324
TreeHouse Foods, Inc. *	14,200	654,620

		4,136,874

Gas Utilities 0.9%
Chesapeake Utilities Corp.	3,300	119,526
New Jersey Resources Corp. (a)	18,150	711,843
South Jersey Industries, Inc. (a)	6,600	326,502
Southwest Gas Corp. (a)	21,500	722,185
WGL Holdings, Inc. (a)	19,300	729,154

		2,609,210

Health Care Equipment & Supplies 3.6%
Alere, Inc. *(a)	52,470	1,622,897
Cantel Medical Corp. (a)	9,200	149,040
DynaVox, Inc., Class A *	6,600	53,592
GenMark Diagnostics, Inc. *	11,800	39,648
Greatbatch, Inc. *(a)	22,700	526,413
Haemonetics Corp. *	20,860	1,220,936
Hill-Rom Holdings, Inc. (a)	44,100	1,582,749
IRIS International, Inc. *	61,900	594,240
MAKO Surgical Corp. *	68,000	651,440
SonoSite, Inc. *	50,450	1,690,579
STERIS Corp.	3,800	126,236
Symmetry Medical, Inc. *	4,200	40,488
Teleflex, Inc.	45,250	2,569,295

		10,867,553

Health Care Providers & Services 3.4%
AMERIGROUP Corp. *	14,900	632,803
Bio-Reference Labs, Inc. *	61,050	1,273,503
Centene Corp. *(a)	4,100	96,719
Continucare Corp. *	22,000	92,400
Five Star Quality Care, Inc. *	25,900	130,795
Gentiva Health Services, Inc. *	13,700	299,345
HealthSouth Corp. *(a)	8,900	170,880
Healthspring, Inc. *	17,200	444,448
Landauer, Inc.	13,920	871,810
LHC Group, Inc. *(a)	86,990	2,017,298
Magellan Health Services, Inc. *	4,900	231,476
Owens & Minor, Inc. (a)	700	19,922
PharMerica Corp. *(a)	30,100	286,853
RehabCare Group, Inc. *(a)	14,500	293,190
Skilled Healthcare Group, Inc., Class A *(a)	21,000	82,530
Sun Healthcare Group, Inc. *	204,274	1,730,201
Triple-S Management Corp., Class B *	28,200	475,170
VCA Antech, Inc. *(a)	50,204	1,058,802

		10,208,145

Hotels, Restaurants & Leisure 2.3%
CEC Entertainment, Inc. *	4,100	140,753
Domino’s Pizza, Inc. *(a)	37,900	501,038
Isle of Capri Casinos, Inc. *(a)	41,700	298,572
Multimedia Games, Inc. *	179,470	664,039
P.F. Chang’s China Bistro, Inc. (a)	31,100	1,436,820
Penn National Gaming, Inc. *(a)	54,540	1,614,929
Ruby Tuesday, Inc. *(a)	33,700	400,019
Ruth’s Hospitality Group, Inc. *	9,148	36,683
Shuffle Master, Inc. *	114,121	959,758
WMS Industries, Inc. *	26,050	991,724

		7,044,335

Household Durables 2.4%
Brookfield Homes Corp. *(a)	3,400	27,846
Ethan Allen Interiors, Inc. (a)	118,900	2,075,994
Helen of Troy Ltd. *(a)	32,500	821,925
Hooker Furniture Corp. (a)	2,800	32,564
Jarden Corp.	2,272	70,728
KB Home	90,400	1,024,232
La-Z-Boy, Inc. *	1,200	10,128
Ryland Group, Inc.	81,000	1,451,520
Standard Pacific Corp. *(a)	33,400	132,598
Tupperware Brands Corp.	37,524	1,717,098

		7,364,633

Household Products 0.1%
Central Garden and Pet Co., Class A *	26,500	274,540
Spectrum Brands Holdings, Inc. *	4,200	114,156

		388,696

Industrial Conglomerates 0.0%†
Standex International Corp.	3,500	84,665

Information Technology Services 1.0%
Alliance Data Systems Corp. *(a)	8,010	522,733
CIBER, Inc. *	31,900	96,019
CSG Systems International, Inc. *	6,000	109,380
Forrester Research, Inc. *	17,019	562,988
Gartner, Inc. *	4,100	120,704
Global Cash Access Holdings, Inc. *(a)	9,000	36,720
Mantech International Corp., Class A *	2,000	79,200
NeuStar, Inc., Class A *	54,900	1,364,814
SRA International, Inc., Class A *	10,600	209,032
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Information Technology Services (continued)
Virtusa Corp. *	2,300	$22,287

		3,123,877

Insurance 5.2%
Alterra Capital Holdings Ltd.	14,600	290,832
American Equity Investment Life Holding Co. (a)	82,200	841,728
American Physicians Capital, Inc.	4,966	205,890
American Safety Insurance Holdings Ltd. *	1,200	19,608
AMERISAFE, Inc. *(a)	131,340	2,466,565
Amtrust Financial Services, Inc. (a)	15,600	226,512
Argo Group International Holdings Ltd. (a)	2,031	70,557
Arthur J Gallagher & Co.	58,900	1,553,193
Aspen Insurance Holdings Ltd.	87,580	2,651,923
Assured Guaranty Ltd. (a)	24,700	422,617
CNO Financial Group, Inc. *(a)	44,000	243,760
Delphi Financial Group, Inc., Class A	24,075	601,634
Hallmark Financial Services *	5,700	49,818
Hanover Insurance Group, Inc. (The) (a)	56,600	2,660,200
Horace Mann Educators Corp.	1,600	28,448
Meadowbrook Insurance Group, Inc.	21,800	195,546
National Financial Partners Corp. *	57,800	732,326
Navigators Group, Inc. (The) *	2,100	93,723
NYMAGIC, Inc.	2,100	53,907
Platinum Underwriters Holdings Ltd. (a)	15,800	687,616
PMA Capital Corp., Class A *	12,000	90,480
ProAssurance Corp. *	2,100	120,939
Selective Insurance Group, Inc.	14,300	232,947
Tower Group, Inc. (a)	1,468	34,278
Validus Holdings Ltd.	42,750	1,126,890

		15,701,937

Internet & Catalog Retail 0.4%
NutriSystem, Inc. (a)	69,258	1,332,524

Internet Software & Services 0.6%
Digital River, Inc. *	35,766	1,217,475
EarthLink, Inc. (a)	15,300	139,077
IntraLinks Holdings, Inc. *	9,700	164,027
SciQuest, Inc. *	6,200	74,896
ValueClick, Inc. *	5,400	70,632

		1,666,107

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc. *(a)	19,200	338,688
RC2 Corp. *	6,100	127,795

		466,483

Machinery 5.9%
Altra Holdings, Inc. *(a)	8,900	131,097
Barnes Group, Inc. (a)	22,500	395,775
Cascade Corp. (a)	1,000	31,800
CIRCOR International, Inc. (a)	4,100	129,560
Columbus Mckinnon Corp. *(a)	2,900	48,111
Douglas Dynamics, Inc. (a)	87,300	1,078,155
Dynamic Materials Corp. (a)	86,391	1,305,368
EnPro Industries, Inc. *(a)	19,000	594,320
FreightCar America, Inc. (a)	125,660	3,091,236
Harsco Corp. (a)	64,544	1,586,492
Kennametal, Inc.	109,559	3,388,660
Mueller Industries, Inc. (a)	52,350	1,386,751
Portec Rail Products, Inc.	800	9,296
Tennant Co. (a)	1,200	37,080
Terex Corp. *(a)	79,297	1,817,487
Trimas Corp. *	900	13,365
Wabtec Corp. (a)	59,770	2,856,408

		17,900,961

Marine 0.3%
Excel Maritime Carriers Ltd. *(a)	120,600	677,772
Horizon Lines, Inc., Class A (a)	47,400	199,080

		876,852

Media 0.5%
Crown Media Holdings, Inc., Class A *(a)	5,500	13,145
Journal Communications, Inc., Class A *	35,900	161,909
LodgeNet Interactive Corp. *(a)	79,300	222,040
Primedia, Inc. (a)	28,400	107,920
Scholastic Corp.	13,700	381,134
Sinclair Broadcast Group, Inc., Class A *	64,800	454,896

		1,341,044

Metals & Mining 2.1%
AK Steel Holding Corp.	111,600	1,541,196
Coeur d’Alene Mines Corp. *(a)	9,000	179,280
Compass Minerals International, Inc.	23,700	1,815,894
Haynes International, Inc.	26,619	929,535
Hecla Mining Co. *(a)	6,000	37,920
Metals USA Holdings Corp. *	6,900	89,562
Royal Gold, Inc.	3,700	184,408
RTI International Metals, Inc. *	27,150	831,333
Stillwater Mining Co. *(a)	16,400	276,176
Worthington Industries, Inc.	26,400	396,792

		6,282,096

Multi-Utilities 1.2%
CMS Energy Corp. (a)	98,530	1,775,511
Vectren Corp.	64,850	1,677,669

		3,453,180

Oil, Gas & Consumable Fuels 2.5%
Approach Resources, Inc. *(a)	93,690	1,047,454
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co., Class A (a)	86,340	$2,739,568
Brigham Exploration Co. *	9,800	183,750
Clayton Williams Energy, Inc. *	100	5,059
CVR Energy, Inc. *(a)	64,900	535,425
DHT Holdings, Inc. (a)	22,200	91,686
Energy Partners Ltd. *	7,800	93,678
EXCO Resources, Inc. (a)	28,100	417,847
Gulfport Energy Corp. *	51,200	708,608
Infinity Bio-Energy Ltd. *(b)	155,500	0
Knightsbridge Tankers Ltd.	7,200	136,080
Nordic American Tanker Shipping (a)	2,900	77,604
PetroQuest Energy, Inc. *(a)	17,100	104,139
Rosetta Resources, Inc. *(a)	11,800	277,182
Stone Energy Corp. *	10,700	157,611
Swift Energy Co. *(a)	6,400	179,712
USEC, Inc. *(a)	7,100	36,849
VAALCO Energy, Inc. *	18,100	103,894
W&T Offshore, Inc.	11,400	120,840
Warren Resources, Inc. *(a)	26,700	105,999
World Fuel Services Corp.	13,200	343,332

		7,466,317

Paper & Forest Products 0.3%
Buckeye Technologies, Inc. (a)	37,300	548,683
Domtar Corp.	3,100	200,198
Schweitzer-Mauduit International, Inc.	1,400	81,634

		830,515

Personal Products 0.1%
Nutraceutical International Corp. *(a)	6,000	94,140
Prestige Brands Holdings, Inc. *	28,700	283,843

		377,983

Pharmaceuticals 1.2%
Cadence Pharmaceuticals, Inc. *(a)	3,400	28,390
Endo Pharmaceuticals Holdings, Inc. *	67,554	2,245,495
Par Pharmaceutical Cos., Inc. *	11,200	325,696
ViroPharma, Inc. *	69,300	1,033,263
XenoPort, Inc. *	1,900	13,509

		3,646,353

Professional Services 0.6%
Dolan Co. (The) *	12,100	137,577
GP Strategies Corp. *	8,600	78,174
IHS, Inc., Class A *	24,490	1,665,320

		1,881,071

Real Estate Investment Trusts (REITs) 4.6%
American Campus Communities, Inc.	4,300	130,892
American Capital Agency Corp. (a)	9,500	252,415
Anworth Mortgage Asset Corp. (a)	85,600	610,328
Ashford Hospitality Trust, Inc. *	18,100	163,805
Associated Estates Realty Corp. (a)	2,600	36,348
BioMed Realty Trust, Inc. (a)	27,300	489,216
CapLease, Inc. (a)	18,400	102,856
CBL & Associates Properties, Inc. (a)	48,600	634,716
Colonial Properties Trust	16,136	261,242
DCT Industrial Trust, Inc. (a)	51,200	245,248
Developers Diversified Realty Corp.	14,600	163,812
DiamondRock Hospitality Co. *(a)	26,180	248,448
EastGroup Properties, Inc. (a)	5,200	194,376
Education Realty Trust, Inc. (a)	13,500	96,525
Entertainment Properties Trust	8,600	371,348
Equity Lifestyle Properties, Inc.	6,000	326,880
Extra Space Storage, Inc. (a)	8,900	142,756
FelCor Lodging Trust, Inc. *	24,800	114,080
First Industrial Realty Trust, Inc. *(a)	96,500	489,255
Glimcher Realty Trust	41,000	252,150
Healthcare Realty Trust, Inc.	46,640	1,090,910
Hersha Hospitality Trust (a)	45,700	236,726
Home Properties, Inc. (a)	2,500	132,250
Inland Real Estate Corp. (a)	13,500	112,185
Invesco Mortgage Capital, Inc.	8,300	178,616
LaSalle Hotel Properties (a)	10,100	236,239
Lexington Realty Trust (a)	102,283	732,346
LTC Properties, Inc.	9,400	239,888
MFA Financial, Inc.	85,300	650,839
Mid-America Apartment Communities, Inc.	5,400	314,712
MPG Office Trust, Inc. *(a)	41,300	103,250
National Retail Properties, Inc.	29,800	748,278
Omega Healthcare Investors, Inc.	19,000	426,550
Parkway Properties, Inc.	23,900	353,720
Pebblebrook Hotel Trust *	3,900	70,239
Pennsylvania Real Estate Investment Trust (a)	48,150	571,059
PS Business Parks, Inc.	2,800	158,396
Redwood Trust, Inc.	24,600	355,716
Resource Capital Corp. (a)	19,200	121,920
Saul Centers, Inc. (a)	4,100	171,995
Senior Housing Properties Trust	33,100	777,850
Strategic Hotels & Resorts, Inc. *(a)	75,300	319,272
Sun Communities, Inc. (a)	8,600	264,020
Sunstone Hotel Investors, Inc. *(a)	24,105	218,632

		13,912,304

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	21,770	1,878,098

Road & Rail 1.6%
Con-way, Inc.	68,580	2,125,294
Genesee & Wyoming, Inc., Class A *	21,261	922,515
Heartland Express, Inc.	9,200	136,804
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Road & Rail (continued)
Kansas City Southern *	39,300	$1,470,213
Knight Transportation, Inc.	1,800	34,794
Marten Transport Ltd. (a)	6,000	139,080
Quality Distribution, Inc. *(a)	5,100	32,487

		4,861,187

Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd. *(a)	5,700	64,752
Amkor Technology, Inc. *(a)	18,200	119,574
Entegris, Inc. *(a)	32,538	151,952
FEI Co. *	7,400	144,818
IXYS Corp. *	7,500	71,625
Lattice Semiconductor Corp. *(a)	32,200	152,950
MKS Instruments, Inc. *	8,400	151,032
Photronics, Inc. *(a)	10,100	53,429
PMC — Sierra, Inc. *	26,700	196,512
RF Micro Devices, Inc. *(a)	10,900	66,926
Semtech Corp. *(a)	6,000	121,140
Sigma Designs, Inc. *	14,500	166,605
Silicon Laboratories, Inc. *	14,000	513,100
Skyworks Solutions, Inc. *	38,500	796,180
Teradyne, Inc. *(a)	203,000	2,261,420
Veeco Instruments, Inc. *(a)	4,800	167,376

		5,199,391

Software 2.4%
Actuate Corp. *	244,050	1,256,857
Advent Software, Inc. *(a)	9,746	508,644
Aspen Technology, Inc. *	13,200	136,884
BroadSoft, Inc. *	15,500	134,230
EPIQ Systems, Inc. (a)	9,500	116,470
JDA Software Group, Inc. *(a)	42,789	1,085,129
Netscout Systems, Inc. *	4,600	94,346
Quest Software, Inc. *	5,400	132,786
RealD, Inc. *(a)	2,900	53,621
S1 Corp. *	169,500	883,095
Smith Micro Software, Inc. *(a)	900	8,946
Solera Holdings, Inc.	40,550	1,790,688
Take-Two Interactive Software, Inc. *(a)	39,600	401,544
THQ, Inc. *	100,428	403,721
TIBCO Software, Inc. *	6,700	118,858

		7,125,819

Specialty Retail 4.5%
Asbury Automotive Group, Inc. *	64,800	911,736
Brown Shoe Co., Inc.	9,100	104,377
Cabela’s, Inc. *(a)	42,800	812,344
Collective Brands, Inc. *(a)	11,000	177,540
Dress Barn, Inc. (The) *	42,200	1,002,250
Finish Line, Inc. (The), Class A (a)	35,300	491,023
Genesco, Inc. *(a)	5,400	161,352
Gymboree Corp. *(a)	3,500	145,390
Jo-Ann Stores, Inc. *	7,100	316,305
Jos. A. Bank Clothiers, Inc. *(a)	33,000	1,406,130
Monro Muffler Brake, Inc. (a)	67,450	3,110,119
Rent-A-Center, Inc.	29,000	649,020
Sonic Automotive, Inc., Class A *	37,700	370,591
Stage Stores, Inc.	106,950	1,390,350
Tractor Supply Co.	46,200	1,832,292
Zumiez, Inc. *	37,910	802,176

		13,682,995

Textiles, Apparel & Luxury Goods 2.2%
Carter’s, Inc. *	6,300	165,879
Iconix Brand Group, Inc. *	78,150	1,367,625
Maidenform Brands, Inc. *	10,900	314,465
Oxford Industries, Inc. (a)	19,200	456,576
Perry Ellis International, Inc. *	32,550	711,217
Phillips-Van Heusen Corp.	30,480	1,833,677
Warnaco Group, Inc. (The) *	37,000	1,891,810

		6,741,249

Thrifts & Mortgage Finance 3.9%
Berkshire Hills Bancorp, Inc. (a)	5,800	109,968
Brookline Bancorp, Inc. (a)	102,200	1,019,956
Dime Community Bancshares (a)	8,050	111,493
First Niagara Financial Group, Inc.	107,296	1,249,998
Flushing Financial Corp.	6,200	71,672
MGIC Investment Corp. *(a)	18,300	168,909
OceanFirst Financial Corp. (a)	6,600	80,982
Ocwen Financial Corp. *(a)	248,020	2,514,923
PMI Group, Inc. (The) *(a)	52,000	190,840
Provident Financial Services, Inc. (a)	13,600	168,096
Radian Group, Inc.	47,500	371,450
Trustco Bank Corp.	15,800	87,848
ViewPoint Financial Group	91,650	847,762
Washington Federal, Inc.	225,620	3,442,961
Westfield Financial, Inc. (a)	145,460	1,134,588
WSFS Financial Corp. (a)	4,500	168,795

		11,740,241

Trading Companies & Distributors 1.7%
Aceto Corp. (a)	126,721	860,435
Aircastle Ltd.	18,600	157,728
Applied Industrial Technologies, Inc. (a)	29,850	913,410
Beacon Roofing Supply, Inc. *(a)	140,240	2,043,297
Interline Brands, Inc. *	14,700	265,188
Rush Enterprises, Inc., Class A *(a)	52,500	805,350

		5,045,408

Water Utilities 0.1%
American States Water Co. (a)	2,900	103,762
California Water Service Group	3,700	136,715
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Water Utilities (continued)
York Water Co. (The) (a)	4,500	$72,135

		312,612

Wireless Telecommunication Services 1.6%
NTELOS Holdings Corp.	62,836	1,063,185
Shenandoah Telecommunications Co. (a)	62,900	1,142,893
Syniverse Holdings, Inc. *	103,498	2,346,300
USA Mobility, Inc.	12,300	197,169

		4,749,547

Total Common Stocks (cost $264,489,514)		291,926,534

U. S. Government Sponsored & Agency Obligation 0.1%

		Market
	Principal Amount	Value

U.S. Treasury Note,
1.25%, 11/30/10(c)	380,000	380,653

Total U. S. Government Sponsored & Agency Obligation (cost $380,619)		380,653

Mutual Fund 3.5%

		Market
	Shares	Value

Money Market Fund 3.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (d)	10,424,956	10,424,956

Total Mutual Fund (cost $10,424,956)		10,424,956

Repurchase Agreements 15.1%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/10, due 10/01/10, repurchase price $686,932, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%-6.50%, maturing 02/20/17-09/20/60; total market value $700,664. (e)	$686,926	$686,926

Morgan Stanley, 0.30%, dated 09/30/10, due 10/01/10, repurchase price $25,000,208, collateralized by U.S. Government Agency Mortgage Securities ranging from 5.89%-6.51%, maturing 07/01/17-09/01/40; total market value $25,500,000. (e)	25,000,000	25,000,000

Barclays Capital, 0.24%, dated 09/30/10, due 10/01/10, repurchase price $20,000,133, collateralized by U.S. Treasury Securities ranging from 1.38%-3.75%, maturing 09/15/12-11/15/18; total market value $20,400,002. (e)	20,000,000	20,000,000

Total Repurchase Agreements (cost $45,686,926)		45,686,926

Total Investments (cost $320,982,015) (f) — 115.4%		348,419,069

Liabilities in excess of other assets — (15.4%)		(46,535,448)

NET ASSETS — 100.0%		$301,883,621

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $44,138,084.

(b)	Fair Valued Security.

(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of September 30, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010, was $45,686,926.

(f)	At September 30, 2010, the tax basis cost of the Fund’s investments was $324,999,180, tax unrealized appreciation and depreciation were $44,838,177 and $(21,418,288), respectively.

†	Amount rounds to less than 0.1%.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

Ltd.	Limited

REIT	Real Estate Investment Trust

SA	Stock Company
At September 30, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

64	Russell 2000 Mini Index	12/17/10	$4,316,800	$246,644
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$291,926,534	$—	$—	$291,926,534
Futures Contracts	246,644	—	—	246,644
Mutual Fund	10,424,956	—	—	10,424,956
Repurchase Agreements	—	45,686,926	—	45,686,926
U. S. Government Sponsored & Agency Obligation	—	380,653	—	380,653

Total Assets	$302,598,134	$46,067,579	$—	$348,665,713

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

Common Stocks
Balance as of 12/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of 9/30/10	$—
Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:
Futures — Equity contract	Net Assets — Unrealized appreciation from futures contracts	$246,644

Total		$246,644

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Nationwide Fund
Common Stocks 93.6%

		Market
	Shares	Value

Aerospace & Defense 3.3%
Boeing Co. (The)	116,500	$7,751,910
Bombardier, Inc., Class B	1,553,100	7,622,854
United Technologies Corp.	287,117	20,451,344

		35,826,108

Air Freight & Logistics 0.5%
FedEx Corp.	58,300	4,984,650

Auto Components 1.0%
BorgWarner, Inc. *(a)	168,900	8,887,518
Johnson Controls, Inc.	60,925	1,858,213

		10,745,731

Beverages 2.0%
PepsiCo, Inc.	330,295	21,944,800

Biotechnology 1.3%
Gilead Sciences, Inc. *	408,400	14,543,124

Capital Markets 2.5%
Charles Schwab Corp. (The)	513,100	7,132,090
Goldman Sachs Group, Inc. (The)	30,580	4,421,256
Raymond James Financial, Inc.	148,400	3,758,972
State Street Corp.	318,700	12,002,242

		27,314,560

Chemicals 3.4%
Cytec Industries, Inc.	73,600	4,149,568
E.I. du Pont de Nemours & Co.	69,200	3,087,704
International Flavors & Fragrances, Inc.	81,200	3,939,824
Monsanto Co.	154,800	7,419,564
PPG Industries, Inc.	43,400	3,159,520
Praxair, Inc.	138,200	12,473,932
Sherwin-Williams Co. (The)	31,400	2,359,396

		36,589,508

Commercial Banks 2.8%
PNC Financial Services Group, Inc.	66,800	3,467,588
Royal Bank of Canada	181,300	9,442,965
Wells Fargo & Co.	696,400	17,500,532

		30,411,085

Commercial Services & Supplies 0.4%
Pitney Bowes, Inc.	181,900	3,889,022

Communications Equipment 4.3%
Cisco Systems, Inc. *	1,036,663	22,702,920
Motorola, Inc. *	960,104	8,189,687
QUALCOMM, Inc.	358,300	16,166,496

		47,059,103

Computers & Peripherals 2.6%
Apple, Inc. *	25,917	7,353,949
Dell, Inc. *	235,800	3,055,968
EMC Corp. *(a)	576,200	11,702,622
Hewlett-Packard Co.	148,021	6,227,243

		28,339,782

Construction & Engineering 0.4%
Fluor Corp.	89,800	4,447,794

Consumer Finance 1.3%
American Express Co.	91,900	3,862,557
Capital One Financial Corp. (a)	244,764	9,680,416

		13,542,973

Diversified Financial Services 2.9%
Bank of America Corp.	595,308	7,804,488
Citigroup, Inc. *	561,300	2,189,070
JPMorgan Chase & Co.	560,952	21,355,442

		31,349,000

Diversified Telecommunication Services 1.8%
AT&T, Inc.	161,523	4,619,558
Qwest Communications International, Inc.	417,000	2,614,590
TELUS Corp.	141,717	6,297,309
Verizon Communications, Inc.	197,100	6,423,489

		19,954,946

Electric Utilities 0.3%
Northeast Utilities	115,600	3,418,292

Electrical Equipment 1.2%
Emerson Electric Co. (a)	243,900	12,843,774

Energy Equipment & Services 2.8%
FMC Technologies, Inc. *	65,800	4,493,482
Schlumberger Ltd.	267,100	16,456,031
Tidewater, Inc.	214,000	9,589,340

		30,538,853

Food & Staples Retailing 3.6%
Costco Wholesale Corp.	78,000	5,030,220
CVS Caremark Corp.	513,420	16,157,327
Kroger Co. (The)	145,500	3,151,530
Sysco Corp.	258,700	7,378,124
Wal-Mart Stores, Inc.	126,623	6,776,863

		38,494,064

Food Products 3.7%
Archer-Daniels-Midland Co.	116,200	3,709,104
Campbell Soup Co.	165,100	5,902,325
Hormel Foods Corp.	141,200	6,297,520
Kellogg Co.	182,200	9,202,922
Kraft Foods, Inc., Class A (a)	501,400	15,473,204

		40,585,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Nationwide Fund
Common Stocks (continued)

		Market
	Shares	Value

Gas Utilities 0.8%
Atmos Energy Corp.	156,398	$4,574,642
UGI Corp.	126,400	3,616,304

		8,190,946

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	295,100	14,079,221
Beckman Coulter, Inc.	42,300	2,063,817
St. Jude Medical, Inc. *	329,068	12,945,535

		29,088,573

Health Care Providers & Services 3.3%
Aetna, Inc.	306,261	9,680,910
Cardinal Health, Inc.	129,200	4,268,768
McKesson Corp.	76,326	4,715,420
Quest Diagnostics, Inc.	186,320	9,403,571
Tenet Healthcare Corp. *	701,400	3,310,608
UnitedHealth Group, Inc.	134,900	4,736,339

		36,115,616

Hotels, Restaurants & Leisure 0.6%
Starwood Hotels & Resorts Worldwide, Inc. (a)	91,100	4,787,305
Wendy’s/Arby’s Group, Inc., Class A	417,500	1,891,275

		6,678,580

Household Durables 0.2%
Stanley Black & Decker, Inc.	43,742	2,680,510

Household Products 1.0%
Procter & Gamble Co. (The)	183,490	11,003,895

Industrial Conglomerates 1.6%
3M Co.	130,200	11,289,642
General Electric Co.	348,446	5,662,248

		16,951,890

Information Technology Services 2.7%
Alliance Data Systems Corp. *(a)	143,200	9,345,232
Cognizant Technology Solutions Corp., Class A *	151,740	9,782,678
International Business Machines Corp.	79,289	10,635,826

		29,763,736

Insurance 3.1%
Aflac, Inc.	121,100	6,262,081
American International Group, Inc. *	50,700	1,982,370
MetLife, Inc.	305,990	11,765,316
Old Republic International Corp.	309,355	4,284,567
PartnerRe Ltd.	17,061	1,367,951
Progressive Corp. (The)	241,435	5,038,748
Transatlantic Holdings, Inc.	63,776	3,241,096

		33,942,129

Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	32,400	5,088,744

Internet Software & Services 1.3%
Google, Inc., Class A *	7,366	3,872,969
Yahoo!, Inc. *	736,800	10,440,456

		14,313,425

Leisure Equipment & Products 0.4%
Hasbro, Inc.	85,800	3,818,958

Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc. *	33,700	4,193,628

Machinery 3.6%
AGCO Corp. *	102,600	4,002,426
Cummins, Inc.	45,100	4,085,158
Deere & Co.	258,049	18,006,659
Harsco Corp.	106,300	2,612,854
PACCAR, Inc.	223,600	10,766,340

		39,473,437

Media 1.7%
Cablevision Systems Corp., Class A	120,592	3,158,305
Comcast Corp., Class A	329,100	5,950,128
Virgin Media, Inc.	123,400	2,840,668
Walt Disney Co. (The)	187,957	6,223,256

		18,172,357

Multi-Utilities 0.3%
Integrys Energy Group, Inc.	66,900	3,482,814

Oil, Gas & Consumable Fuels 9.0%
Apache Corp.	162,500	15,886,000
Chevron Corp.	105,386	8,541,535
EOG Resources, Inc.	178,000	16,548,660
Exxon Mobil Corp.	383,243	23,680,585
Frontier Oil Corp.	189,700	2,541,980
Hess Corp.	385,570	22,794,899
Murphy Oil Corp.	91,009	5,635,277
Valero Energy Corp.	135,200	2,367,352

		97,996,288

Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	195,700	5,305,427
Eli Lilly & Co.	240,201	8,774,543
Johnson & Johnson	368,140	22,809,954

		36,889,924

Real Estate Investment Trusts (REITs) 0.4%
Rayonier, Inc.	82,300	4,124,876

Road & Rail 1.4%
Canadian National Railway Co.	234,500	15,012,690

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	755,100	5,368,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Nationwide Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	563,068	$10,827,798
Marvell Technology Group Ltd. *	828,200	14,501,782
Texas Instruments, Inc.	131,200	3,560,768

		34,259,109

Software 4.5%
Cadence Design Systems, Inc. *	331,313	2,527,918
Citrix Systems, Inc. *	52,600	3,589,424
Electronic Arts, Inc. *	299,400	4,919,142
Microsoft Corp.	310,722	7,609,582
Oracle Corp.	626,800	16,829,580
Solera Holdings, Inc.	308,200	13,610,112

		49,085,758

Specialty Retail 4.0%
Best Buy Co., Inc.	72,700	2,968,341
Home Depot, Inc.	181,557	5,751,726
Lowe’s Cos., Inc.	139,000	3,098,310
Staples, Inc.	628,440	13,146,965
TJX Cos., Inc.	266,340	11,886,754
Urban Outfitters, Inc. *	194,163	6,104,485

		42,956,581

Tobacco 1.4%
Philip Morris International, Inc.	273,170	15,302,983

Total Common Stocks (cost $876,113,294)		1,015,409,691

Mutual Fund 1.6%

		Market
	Shares	Value

Money Market Fund 1.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (b)	17,477,471	17,477,471

Total Mutual Fund (cost $17,477,471)		17,477,471

Repurchase Agreements 4.4%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 9/30/10, due 10/1/10, repurchase price $7,384,845, collateralized by U.S. Government Agency Mortgages 3.50% - 6.50%, maturing 02/20/17 - 05/20/60, total market value of $7,532,482. (c)	$7,384,786	7,384,786

Morgan Stanley, 0.30%, dated 9/30/10, due 10/1/10, repurchase price $40,000,333, collateralized by U.S. Government Agency Mortgages 5.89% - 6.51%, maturing 07/01/17 - 09/01/40, total market value of $40,800000. (c)	$40,000,000	$40,000,000

Total Repurchase Agreements (cost $47,384,786)		47,384,786

Total Investments (cost $940,975,551) (d) — 99.6%		1,080,271,948

Other assets in excess of liabilities — 0.4%		4,004,363

NET ASSETS — 100.0%		$1,084,276,311

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $46,117,026.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010, was $47,384,786.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $974,716,669, tax unrealized appreciation and depreciation were $133,507,580 and $(27,952,301), respectively.

Ltd.	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Nationwide Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,015,409,691	$—	$—	$1,015,409,691
Mutual Fund	17,477,471	—	—	17,477,471
Repurchase Agreements	—	47,384,786	—	47,384,786

Total Assets	$1,032,887,162	$47,384,786	$—	$1,080,271,948

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Real Estate Fund
Common Stocks 96.6%

		Market
	Shares	Value

Health Care Providers & Services 1.1%
Assisted Living Concepts, Inc., Class A *	98,608	$3,001,628
Capital Senior Living Corp. *	69,431	370,067

		3,371,695

Hotels, Restaurants & Leisure 4.1%
Morgans Hotel Group Co. *	14,486	106,038
Starwood Hotels & Resorts Worldwide, Inc.	221,820	11,656,641

		11,762,679

Real Estate Investment Trusts (REITs) 86.5%
Acadia Realty Trust	117,039	2,223,741
AMB Property Corp.	252,074	6,672,399
American Campus Communities, Inc.	18,200	554,008
Apartment Investment & Management Co., Class A	66,738	1,426,858
AvalonBay Communities, Inc.	100,154	10,409,005
BioMed Realty Trust, Inc.	60,950	1,092,224
Boston Properties, Inc.	175,996	14,628,787
BRCP REIT I, LLC *(a)	1,255,145	439,301
BRCP REIT II, LLC *(a)	2,903,712	1,393,782
BRE Properties, Inc.	110	4,565
Cabot Industrial Value Fund LP *(a)	5,040	1,764,000
Camden Property Trust	150,769	7,232,389
Colony Financial, Inc.	35,770	661,030
CommonWealth REIT	17,034	436,070
Cousins Properties, Inc.	420,395	3,001,620
CreXus Investment Corp.	51,430	618,703
DCT Industrial Trust, Inc.	321,351	1,539,271
Digital Realty Trust, Inc.	21,066	1,299,772
Douglas Emmett, Inc.	35,620	623,706
Duke Realty Corp.	115,118	1,334,218
Equity Lifestyle Properties, Inc.	96,536	5,259,281
Equity One, Inc.	5,841	98,596
Equity Residential	555,802	26,439,501
Federal Realty Investment Trust	56,066	4,578,350
HCP, Inc.	246,934	8,884,685
Healthcare Realty Trust, Inc.	231,958	5,425,498
Host Hotels & Resorts, Inc.	1,220,478	17,672,521
Keystone Industrial Fund LP *(a)	2,700,000	1,998,000
Kilroy Realty Corp.	32,953	1,092,062
Kite Realty Group Trust	54,756	243,117
Lexington Realty Trust	19,940	142,770
Liberty Property Trust	53,227	1,697,941
LTC Properties, Inc.	17,476	445,988
Macerich Co. (The)	55,199	2,370,797
Mack-Cali Realty Corp.	169,230	5,535,513
Nationwide Health Properties, Inc.	43,335	1,675,764
Parkway Properties, Inc.	3,980	58,904
Plum Creek Timber Co., Inc.	214,281	7,564,119
Post Properties, Inc.	76,956	2,148,612
PS Business Parks, Inc.	36,507	2,065,201
Public Storage	141,663	13,746,978
Rayonier, Inc.	29,605	1,483,803
Regency Centers Corp.	336,032	13,263,183
Retail Opportunity Investments Corp.	205,791	1,969,420
Senior Housing Properties Trust	264,654	6,219,369
Simon Property Group, Inc.	365,874	33,931,155
Sovran Self Storage, Inc.	37,563	1,423,638
Starwood Property Trust, Inc.	101,999	2,026,720
Taubman Centers, Inc.	28,783	1,284,010
Ventas, Inc.	49,476	2,551,477
Vornado Realty Trust	215,754	18,453,440
Winthrop Realty Trust	71,650	885,594

		249,991,456

Real Estate Management & Development 4.9%
Brookfield Properties Corp.	432,014	6,704,857
Coresite Realty Corp. *	33,440	548,082
Forest City Enterprises, Inc., Class A *	433,985	5,568,028
Hudson Pacific Properties, Inc.	79,050	1,294,048

		14,115,015

Total Common Stocks (cost $215,051,378)		279,240,845

Mutual Fund 3.3%

		Market
	Shares	Value

Money Market Fund 3.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (b)	9,577,033	9,577,033

Total Mutual Fund (cost $9,577,033)		9,577,033

Total Investments (cost $224,628,411) (c) — 99.9%		288,817,878

Other assets in excess of liabilities — 0.1%		245,389

NET ASSETS — 100.0%		$289,063,267

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2010.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Real Estate Fund

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $225,812,608, tax unrealized appreciation and depreciation were $65,288,915 and $(2,283,645), respectively.

LLC	Limited Liability Company

LP	Limited Partnership

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Real Estate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Health Care Providers & Services	$3,371,695	$—	$—	$3,371,695
Hotels, Restaurants & Leisure	11,762,679	—	—	11,762,679
Real Estate Investment Trusts (REITs)	244,396,373	—	5,595,083	249,991,456
Real Estate Management & Development	14,115,015	—	—	14,115,015

Total Common Stocks	273,645,762	—	5,595,083	279,240,845

Mutual Fund	9,577,033	—	—	9,577,033

Total Assets	$283,222,795	$—	$5,595,083	$288,817,878

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of 12/31/09	$5,500,404
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	(731,096)
Net Purchases/(Sales)	825,775
Transfers Into Level 3	—
Transfers Out of Level 3	—

Balance as of 9/30/10	$5,595,083

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks 98.4%

		Market
	Shares	Value

Aerospace & Defense 2.7%
Boeing Co. (The)	151,847	$10,103,899
General Dynamics Corp.	78,939	4,958,159
Goodrich Corp.	25,999	1,916,906
Honeywell International, Inc.	160,257	7,041,693
ITT Corp.	38,059	1,782,303
L-3 Communications Holdings, Inc.	23,755	1,716,774
Lockheed Martin Corp.	61,688	4,397,121
Northrop Grumman Corp. (a)	61,059	3,702,007
Precision Castparts Corp. (a)	29,520	3,759,372
Raytheon Co.	77,638	3,548,833
Rockwell Collins, Inc.	32,622	1,900,231
United Technologies Corp.	192,812	13,733,999

		58,561,297

Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc. (a)	34,421	2,406,716
Expeditors International of Washington, Inc. (a)	44,031	2,035,553
FedEx Corp.	65,277	5,581,184
United Parcel Service, Inc., Class B	205,602	13,711,597

		23,735,050

Airlines 0.1%
Southwest Airlines Co. (a)	154,799	2,023,223

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) *(a)	50,404	541,843
Johnson Controls, Inc.	139,731	4,261,796

		4,803,639

Automobiles 0.5%
Ford Motor Co. *(a)	713,766	8,736,496
Harley-Davidson, Inc.	48,870	1,389,863

		10,126,359

Beverages 2.6%
Brown-Forman Corp., Class B (a)	21,537	1,327,541
Coca-Cola Co. (The)	479,291	28,048,109
Coca-Cola Enterprises, Inc.	68,838	2,133,978
Constellation Brands, Inc., Class A *(a)	36,764	650,355
Dr. Pepper Snapple Group, Inc.	49,568	1,760,655
Molson Coors Brewing Co., Class B	32,796	1,548,627
PepsiCo, Inc.	330,172	21,936,628

		57,405,893

Biotechnology 1.4%
Amgen, Inc. *	198,914	10,962,150
Biogen Idec, Inc. *(a)	50,204	2,817,448
Celgene Corp. *	95,351	5,493,171
Cephalon, Inc. *	15,604	974,314
Genzyme Corp. *	52,887	3,743,871
Gilead Sciences, Inc. *	174,042	6,197,636

		30,188,590

Building Products 0.0%†
Masco Corp. (a)	74,388	819,012

Capital Markets 2.4%
Ameriprise Financial, Inc. (a)	52,099	2,465,846
Bank of New York Mellon Corp. (The)	251,950	6,583,453
Charles Schwab Corp. (The)	205,638	2,858,368
E*Trade Financial Corp. *	41,247	599,731
Federated Investors, Inc., Class B (a)	19,184	436,628
Franklin Resources, Inc.	30,405	3,250,294
Goldman Sachs Group, Inc. (The)	107,008	15,471,217
Invesco Ltd.	97,147	2,062,431
Janus Capital Group, Inc.	37,987	415,958
Legg Mason, Inc.	32,053	971,526
Morgan Stanley	289,914	7,155,077
Northern Trust Corp.	50,240	2,423,578
State Street Corp.	104,151	3,922,327
T. Rowe Price Group, Inc.	53,199	2,663,408

		51,279,842

Chemicals 2.0%
Air Products & Chemicals, Inc. (a)	44,107	3,652,942
Airgas, Inc.	15,452	1,049,963
CF Industries Holdings, Inc.	14,751	1,408,721
Dow Chemical Co. (The) (a)	240,705	6,609,759
E.I. du Pont de Nemours & Co.	188,130	8,394,361
Eastman Chemical Co.	14,991	1,109,334
Ecolab, Inc.	48,416	2,456,628
FMC Corp.	15,041	1,028,955
International Flavors & Fragrances, Inc.	16,571	804,025
Monsanto Co.	112,160	5,375,829
PPG Industries, Inc. (a)	34,273	2,495,074
Praxair, Inc.	63,518	5,733,135
Sherwin-Williams Co. (The) (a)	18,738	1,407,973
Sigma-Aldrich Corp. (a)	25,177	1,520,187

		43,046,886

Commercial Banks 2.7%
BB&T Corp.	143,807	3,462,873
Comerica, Inc.	36,589	1,359,281
Fifth Third Bancorp (a)	165,252	1,987,982
First Horizon National Corp. *(a)	48,265	550,707
Huntington Bancshares, Inc.	148,749	843,407
KeyCorp	182,671	1,454,061
M&T Bank Corp. (a)	17,798	1,456,054
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
Marshall & Ilsley Corp.(a)	109,479	$770,732
PNC Financial Services Group, Inc.	109,036	5,660,059
Regions Financial Corp.	260,631	1,894,787
SunTrust Banks, Inc.(a)	103,749	2,679,837
U.S. Bancorp	397,871	8,601,971
Wells Fargo & Co.	1,086,111	27,293,970
Zions Bancorporation	35,967	768,255

		58,783,976

Commercial Services & Supplies 0.5%
Avery Dennison Corp.(a)	22,807	846,596
Cintas Corp.	27,654	761,868
Iron Mountain, Inc.	41,815	934,147
Pitney Bowes, Inc.(a)	42,889	916,967
Republic Services, Inc.	63,584	1,938,676
RR Donnelley & Sons Co.	42,806	725,990
Stericycle, Inc. *(a)	17,701	1,229,865
Waste Management, Inc.	99,081	3,541,155

		10,895,264

Communications Equipment 2.3%
Cisco Systems, Inc. *	1,185,254	25,957,063
Harris Corp.	26,778	1,185,998
JDS Uniphase Corp. *(a)	46,208	572,517
Juniper Networks, Inc. *(a)	107,897	3,274,674
Motorola, Inc. *	484,346	4,131,471
QUALCOMM, Inc.	333,130	15,030,825
Tellabs, Inc.	79,135	589,556

		50,742,104

Computers & Peripherals 4.3%
Apple, Inc. *	189,596	53,797,865
Dell, Inc. *	351,115	4,550,451
EMC Corp. *	426,169	8,655,492
Hewlett-Packard Co.	470,632	19,799,488
Lexmark International, Inc., Class A *(a)	16,294	727,038
NetApp, Inc. *	74,104	3,689,638
QLogic Corp. *(a)	22,816	402,474
SanDisk Corp. *	48,367	1,772,651
Western Digital Corp. *	47,587	1,350,995

		94,746,092

Construction & Engineering 0.2%
Fluor Corp.(a)	37,097	1,837,415
Jacobs Engineering Group, Inc. *	26,090	1,009,683
Quanta Services, Inc. *	43,777	835,265

		3,682,363

Construction Materials 0.0%†
Vulcan Materials Co.(a)	26,617	982,700

Consumer Finance 0.7%
American Express Co.	217,243	9,130,723
Capital One Financial Corp.	94,793	3,749,063
Discover Financial Services	112,898	1,883,139
SLM Corp. *(a)	100,789	1,164,113

		15,927,038

Containers & Packaging 0.2%
Ball Corp.	19,003	1,118,326
Bemis Co., Inc.(a)	22,645	718,979
Owens-Illinois, Inc. *	33,938	952,300
Pactiv Corp. *	28,262	932,081
Sealed Air Corp.(a)	33,118	744,493

		4,466,179

Distributors 0.1%
Genuine Parts Co.	32,707	1,458,405

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	26,329	1,351,994
DeVry, Inc.(a)	13,075	643,421
H&R Block, Inc.(a)	64,016	829,007

		2,824,422

Diversified Financial Services 4.0%
Bank of America Corp.	2,082,357	27,299,700
Citigroup, Inc. *	4,930,627	19,229,445
CME Group, Inc.	13,950	3,633,278
IntercontinentalExchange, Inc. *	15,366	1,609,128
JPMorgan Chase & Co.	822,905	31,327,993
Leucadia National Corp. *	40,897	965,987
Moody’s Corp.(a)	42,299	1,056,629
NASDAQ OMX Group, Inc. (The) *(a)	29,862	580,219
NYSE Euronext	54,074	1,544,894

		87,247,273

Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,226,316	35,072,638
CenturyLink, Inc.	62,557	2,468,499
Frontier Communications Corp.	205,861	1,681,884
Qwest Communications International, Inc.	360,935	2,263,062
Verizon Communications, Inc.	586,642	19,118,663
Windstream Corp.(a)	100,262	1,232,220

		61,836,966

Electric Utilities 1.9%
Allegheny Energy, Inc.	35,196	863,006
American Electric Power Co., Inc.	99,496	3,604,740
Duke Energy Corp.(a)	273,668	4,846,660
Edison International	67,613	2,325,211
Entergy Corp.	38,769	2,966,992
Exelon Corp.(a)	137,176	5,840,954
FirstEnergy Corp.(a)	63,261	2,438,079
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Electric Utilities (continued)
NextEra Energy, Inc.	86,299	$4,693,803
Northeast Utilities	36,553	1,080,872
Pepco Holdings, Inc. (a)	46,457	864,100
Pinnacle West Capital Corp.	22,544	930,391
PPL Corp.	100,177	2,727,820
Progress Energy, Inc. (a)	60,718	2,697,093
Southern Co.	172,397	6,420,064

		42,299,785

Electrical Equipment 0.5%
Emerson Electric Co. (a)	156,149	8,222,806
Rockwell Automation, Inc.	29,438	1,817,208
Roper Industries, Inc.	19,544	1,273,878

		11,313,892

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc. *	71,880	2,398,636
Amphenol Corp., Class A (a)	36,051	1,765,778
Corning, Inc.	324,084	5,924,255
FLIR Systems, Inc. *(a)	32,809	843,191
Jabil Circuit, Inc. (a)	40,712	586,660
Molex, Inc. (a)	28,599	598,577

		12,117,097

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	89,463	3,811,124
Cameron International Corp. *(a)	50,263	2,159,299
Diamond Offshore Drilling, Inc.(a)	14,425	977,582
FMC Technologies, Inc. *	24,904	1,700,694
Halliburton Co.	189,030	6,251,222
Helmerich & Payne, Inc.	21,957	888,380
Nabors Industries Ltd. *(a)	59,196	1,069,080
National Oilwell Varco, Inc.	86,971	3,867,600
Rowan Cos., Inc. *	23,786	722,143
Schlumberger Ltd.	283,564	17,470,378

		38,917,502

Food & Staples Retailing 2.5%
Costco Wholesale Corp. (a)	91,133	5,877,167
CVS Caremark Corp.	281,873	8,870,543
Kroger Co. (The)	133,246	2,886,108
Safeway, Inc.	79,188	1,675,618
SUPERVALU, Inc.	44,211	509,753
Sysco Corp.	122,105	3,482,435
Walgreen Co. (a)	201,964	6,765,794
Wal-Mart Stores, Inc.	415,088	22,215,510
Whole Foods Market, Inc. *(a)	30,320	1,125,175

		53,408,103

Food Products 1.8%
Archer-Daniels-Midland Co.	132,678	4,235,082
Campbell Soup Co. (a)	40,161	1,435,756
ConAgra Foods, Inc.	91,240	2,001,806
Dean Foods Co. *	38,236	390,389
General Mills, Inc.	133,279	4,870,015
H.J. Heinz Co. (a)	66,063	3,129,404
Hershey Co. (The)	32,049	1,525,212
Hormel Foods Corp.	14,370	640,902
JM Smucker Co. (The)	24,800	1,501,144
Kellogg Co.	54,092	2,732,187
Kraft Foods, Inc., Class A	361,948	11,169,715
McCormick & Co., Inc., Non-Voting Shares (a)	27,649	1,162,364
Mead Johnson Nutrition Co.	42,449	2,415,773
Sara Lee Corp.	137,424	1,845,604
Tyson Foods, Inc., Class A	61,875	991,237

		40,046,590

Gas Utilities 0.1%
Nicor, Inc. (a)	9,502	435,382
Oneok, Inc.	22,083	994,618

		1,430,000

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	121,274	5,785,982
Becton, Dickinson and Co.	48,177	3,569,916
Boston Scientific Corp. *	314,786	1,929,638
C.R. Bard, Inc. (a)	19,434	1,582,511
CareFusion Corp. *	46,141	1,146,142
DENTSPLY International, Inc.	29,636	947,463
Hospira, Inc. *	34,721	1,979,444
Intuitive Surgical, Inc. *(a)	8,167	2,317,305
Medtronic, Inc.	224,110	7,525,614
St. Jude Medical, Inc. *	67,944	2,672,917
Stryker Corp.	70,843	3,545,692
Varian Medical Systems, Inc. *(a)	25,240	1,527,020
Zimmer Holdings, Inc. *	41,704	2,182,370

		36,712,014

Health Care Providers & Services 2.0%
Aetna, Inc.	86,621	2,738,090
AmerisourceBergen Corp.	57,864	1,774,110
Cardinal Health, Inc.	72,875	2,407,790
CIGNA Corp.	56,485	2,021,033
Coventry Health Care, Inc. *	30,790	662,909
DaVita, Inc. *	21,291	1,469,718
Express Scripts, Inc. *	112,567	5,482,013
Humana, Inc. *	35,119	1,764,379
Laboratory Corp of America Holdings *(a)	21,333	1,673,147
McKesson Corp.	54,258	3,352,059
Medco Health Solutions, Inc. *	89,995	4,685,140
Patterson Cos., Inc. (a)	20,107	576,065
Quest Diagnostics, Inc.	30,523	1,540,496
Tenet Healthcare Corp. *	101,436	478,778
UnitedHealth Group, Inc.	233,321	8,191,900
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Providers & Services (continued)
WellPoint, Inc. *	82,958	$4,698,741

		43,516,368

Health Care Technology 0.1%
Cerner Corp. *(a)	14,720	1,236,333

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	90,207	3,446,810
Darden Restaurants, Inc. (a)	28,732	1,229,155
International Game Technology	61,856	893,819
Marriott International, Inc., Class A (a)	59,480	2,131,169
McDonald’s Corp.	220,885	16,458,141
Starbucks Corp.	153,591	3,928,858
Starwood Hotels & Resorts Worldwide, Inc.	39,455	2,073,360
Wyndham Worldwide Corp.	37,068	1,018,258
Wynn Resorts Ltd.	15,634	1,356,562
Yum! Brands, Inc.	96,916	4,463,951

		37,000,083

Household Durables 0.4%
D.R. Horton, Inc. (a)	58,258	647,829
Fortune Brands, Inc. (a)	31,617	1,556,505
Harman International Industries, Inc. *(a)	14,534	485,581
Leggett & Platt, Inc. (a)	30,386	691,585
Lennar Corp., Class A (a)	32,999	507,525
Newell Rubbermaid, Inc. (a)	57,749	1,028,510
Pulte Group, Inc. *(a)	69,906	612,377
Stanley Black & Decker, Inc.	34,380	2,106,806
Whirlpool Corp.	15,771	1,276,820

		8,913,538

Household Products 2.3%
Clorox Co.	28,832	1,924,824
Colgate-Palmolive Co.	100,860	7,752,100
Kimberly-Clark Corp.	84,945	5,525,672
Procter & Gamble Co. (The)	589,079	35,327,068

		50,529,664

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	138,408	1,570,931
Constellation Energy Group, Inc.	41,910	1,351,178
NRG Energy, Inc. *	52,538	1,093,841

		4,015,950

Industrial Conglomerates 2.5%
3M Co.	147,999	12,832,993
General Electric Co.	2,218,787	36,055,289
Textron, Inc. (a)	56,902	1,169,905
Tyco International Ltd.	103,285	3,793,658

		53,851,845

Information Technology Services 3.1%
Automatic Data Processing, Inc.	102,109	4,291,641
Cognizant Technology Solutions Corp., Class A *	62,444	4,025,765
Computer Sciences Corp.	32,038	1,473,748
Fidelity National Information Services, Inc.	54,715	1,484,418
Fiserv, Inc. *	31,150	1,676,493
International Business Machines Corp.	261,758	35,112,218
MasterCard, Inc., Class A	20,096	4,501,504
Paychex, Inc.	66,760	1,835,232
SAIC, Inc. *	60,930	973,661
Teradata Corp. *	34,717	1,338,688
Total System Services, Inc. (a)	34,429	524,698
Visa, Inc., Class A (a)	103,136	7,658,879
Western Union Co. (The)	136,989	2,420,596

		67,317,541

Insurance 4.0%
ACE Ltd.	70,326	4,096,490
Aflac, Inc.	97,709	5,052,532
Allstate Corp. (The)	111,664	3,522,999
American International Group, Inc. *(a)	28,040	1,096,364
Aon Corp. (a)	55,970	2,188,987
Assurant, Inc.	22,108	899,796
Berkshire Hathaway, Inc., Class B *	359,008	29,682,781
Chubb Corp.	65,278	3,720,193
Cincinnati Financial Corp. (a)	33,756	973,861
Genworth Financial, Inc., Class A *	101,542	1,240,843
Hartford Financial Services Group, Inc.	92,207	2,116,151
Lincoln National Corp.	65,728	1,572,214
Loews Corp.	65,966	2,500,111
Marsh & McLennan Cos., Inc.	112,577	2,715,357
MetLife, Inc.	188,166	7,234,983
Principal Financial Group, Inc.	66,470	1,722,902
Progressive Corp. (The)	138,550	2,891,538
Prudential Financial, Inc.	96,917	5,250,963
Torchmark Corp.	16,772	891,264
Travelers Cos., Inc. (The)	97,537	5,081,678
Unum Group	67,812	1,502,036
XL Group PLC (a)	70,972	1,537,254

		87,491,297

Internet & Catalog Retail 0.7%
Amazon.com, Inc. *	73,421	11,531,502
Expedia, Inc.	43,096	1,215,738
priceline.com, Inc. *	10,042	3,498,031

		16,245,271

Internet Software & Services 1.9%
Akamai Technologies, Inc. *	37,687	1,891,134
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Internet Software & Services (continued)
eBay, Inc. *(a)	239,634	$5,847,069
Google, Inc., Class A *	51,591	27,126,032
Monster Worldwide, Inc. *(a)	26,571	344,360
VeriSign, Inc. *(a)	36,134	1,146,893
Yahoo!, Inc. *	279,804	3,964,823

		40,320,311

Leisure Equipment & Products 0.1%
Eastman Kodak Co. *(a)	55,518	233,176
Hasbro, Inc. (a)	29,016	1,291,502
Mattel, Inc. (a)	74,650	1,751,289

		3,275,967

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	38,043	1,776,228
PerkinElmer, Inc.	24,465	566,120
Thermo Fisher Scientific, Inc. *	84,553	4,048,397
Waters Corp. *(a)	19,100	1,351,898

		7,742,643

Machinery 2.0%
Caterpillar, Inc.	130,843	10,294,727
Cummins, Inc.	41,254	3,736,787
Danaher Corp. (a)	111,059	4,510,106
Deere & Co.	87,965	6,138,198
Dover Corp.	38,736	2,022,407
Eaton Corp.	34,823	2,872,549
Flowserve Corp.	11,608	1,270,147
Illinois Tool Works, Inc. (a)	104,493	4,913,261
PACCAR, Inc.	75,650	3,642,548
Pall Corp.	24,209	1,008,063
Parker Hannifin Corp.	33,448	2,343,367
Snap-on, Inc. (a)	12,071	561,422

		43,313,582

Media 3.0%
CBS Corp. Non-Voting, Class B	141,268	2,240,510
Comcast Corp., Class A	582,452	10,530,732
DIRECTV Group, Inc. (The), Class A *	179,885	7,488,612
Discovery Communications, Inc., Class A *(a)	59,067	2,572,368
Gannett Co., Inc. (a)	49,865	609,849
Interpublic Group of Cos., Inc. (The) *(a)	101,433	1,017,373
McGraw-Hill Cos., Inc. (The)	64,145	2,120,634
Meredith Corp.	7,537	251,057
New York Times Co. (The), Class A *(a)	24,780	191,797
News Corp., Class A (a)	473,258	6,180,749
Omnicom Group Inc.	62,539	2,469,040
Scripps Networks Interactive, Inc., Class A	18,634	886,606
Time Warner Cable, Inc.	73,735	3,980,953
Time Warner, Inc.	233,372	7,152,852
Viacom, Inc., Class B	126,209	4,567,504
Walt Disney Co. (The)	396,928	13,142,286
Washington Post Co. (The), Class B(a)	1,246	497,665

		65,900,587

Metals & Mining 1.1%
AK Steel Holding Corp. (a)	22,446	309,979
Alcoa, Inc.	211,925	2,566,412
Allegheny Technologies, Inc. (a)	20,455	950,135
Cliffs Natural Resources, Inc. (a)	28,107	1,796,600
Freeport-McMoRan Copper & Gold, Inc.	97,631	8,336,711
Newmont Mining Corp.	102,184	6,418,177
Nucor Corp.	65,487	2,501,603
Titanium Metals Corp. *(a)	18,928	377,803
United States Steel Corp. (a)	29,792	1,306,081

		24,563,501

Multiline Retail 0.8%
Big Lots, Inc. *(a)	15,680	521,360
Family Dollar Stores, Inc.	27,524	1,215,460
J.C. Penney Co., Inc. (a)	49,065	1,333,587
Kohl’s Corp. *(a)	63,917	3,367,148
Macy’s, Inc. (a)	87,714	2,025,316
Nordstrom, Inc.	35,022	1,302,818
Sears Holdings Corp. *(a)	9,188	662,822
Target Corp.	149,723	8,001,197

		18,429,708

Multi-Utilities 1.4%
Ameren Corp.	49,642	1,409,833
CenterPoint Energy, Inc.	87,512	1,375,689
CMS Energy Corp. (a)	47,762	860,671
Consolidated Edison, Inc. (a)	58,653	2,828,248
Dominion Resources, Inc.	122,262	5,337,959
DTE Energy Co.	35,028	1,608,836
Integrys Energy Group, Inc.	16,026	834,313
NiSource, Inc.	57,681	1,003,649
PG&E Corp.	81,092	3,683,199
Public Service Enterprise Group, Inc.(a)	105,001	3,473,433
SCANA Corp. (a)	23,385	942,883
Sempra Energy (a)	51,436	2,767,257
TECO Energy, Inc.	44,527	771,208
Wisconsin Energy Corp.	24,258	1,402,112
Xcel Energy, Inc.	95,386	2,191,016

		30,490,306

Office Electronics 0.1%
Xerox Corp.	287,016	2,970,616

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	102,713	$5,859,777
Apache Corp.	75,599	7,390,558
Cabot Oil & Gas Corp.	21,607	650,587
Chesapeake Energy Corp.	135,790	3,075,643
Chevron Corp.	417,266	33,819,409
ConocoPhillips	307,847	17,679,653
CONSOL Energy, Inc.	46,857	1,731,835
Denbury Resources, Inc. *	82,854	1,316,550
Devon Energy Corp.	90,276	5,844,468
El Paso Corp.	146,094	1,808,644
EOG Resources, Inc.	52,602	4,890,408
EQT Corp.	30,946	1,115,913
Exxon Mobil Corp.	1,056,723	65,294,914
Hess Corp.	60,659	3,586,160
Marathon Oil Corp.	147,277	4,874,869
Massey Energy Co.	21,186	657,190
Murphy Oil Corp.	39,802	2,464,540
Noble Energy, Inc. (a)	36,276	2,723,965
Occidental Petroleum Corp.	168,567	13,198,796
Peabody Energy Corp. (a)	55,860	2,737,699
Pioneer Natural Resources Co.	24,071	1,565,337
QEP Resources, Inc.	36,344	1,095,408
Range Resources Corp. (a)	33,208	1,266,221
Southwestern Energy Co. *	71,821	2,401,694
Spectra Energy Corp. (a)	134,480	3,032,524
Sunoco, Inc. (a)	25,019	913,193
Tesoro Corp.	29,710	396,926
Valero Energy Corp.	117,510	2,057,600
Williams Cos., Inc. (The)	121,332	2,318,655

		195,769,136

Paper & Forest Products 0.2%
International Paper Co.	90,692	1,972,551
MeadWestvaco Corp.	35,442	864,076
Weyerhaeuser Co. (a)	111,149	1,751,708

		4,588,335

Personal Products 0.2%
Avon Products, Inc.	89,018	2,858,368
Estee Lauder Cos., Inc. (The), Class A (a)	23,691	1,497,982

		4,356,350

Pharmaceuticals 6.0%
Abbott Laboratories	320,437	16,739,629
Allergan, Inc.	63,818	4,245,812
Bristol-Myers Squibb Co.	355,884	9,648,015
Eli Lilly & Co.	210,595	7,693,035
Forest Laboratories, Inc. *	59,256	1,832,788
Johnson & Johnson	571,640	35,418,815
King Pharmaceuticals, Inc. *	51,799	515,918
Merck & Co., Inc.	638,700	23,510,547
Mylan, Inc. *(a)	64,195	1,207,508
Pfizer, Inc.	1,668,211	28,643,183
Watson Pharmaceuticals, Inc. *	22,285	942,878

		130,398,128

Professional Services 0.1%
Dun & Bradstreet Corp. (a)	10,386	770,018
Equifax, Inc.	25,941	809,359
Robert Half International, Inc.	30,625	796,250

		2,375,627

Real Estate Investment Trusts (REITs) 1.4%
Apartment Investment & Management Co., Class A (a)	24,481	523,404
AvalonBay Communities, Inc. (a)	17,673	1,836,755
Boston Properties, Inc.	28,919	2,403,747
Equity Residential	58,824	2,798,258
HCP, Inc. (a)	64,346	2,315,169
Health Care REIT, Inc.	27,522	1,302,891
Host Hotels & Resorts, Inc.	136,622	1,978,287
Kimco Realty Corp. (a)	84,216	1,326,402
Plum Creek Timber Co., Inc. (a)	33,534	1,183,750
ProLogis (a)	98,939	1,165,501
Public Storage	28,948	2,809,114
Simon Property Group, Inc. (a)	60,769	5,635,717
Ventas, Inc. (a)	32,597	1,681,027
Vornado Realty Trust	33,669	2,879,710

		29,839,732

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	60,094	1,098,518

Road & Rail 0.8%
CSX Corp.	78,788	4,358,552
Norfolk Southern Corp.	76,498	4,552,396
Ryder System, Inc. (a)	10,908	466,535
Union Pacific Corp.	103,261	8,446,750

		17,824,233

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *(a)	117,577	835,973
Altera Corp.	63,755	1,922,851
Analog Devices, Inc.	61,860	1,941,167
Applied Materials, Inc.	277,268	3,238,490
Broadcom Corp., Class A	92,996	3,291,129
First Solar, Inc. *(a)	11,186	1,648,257
Intel Corp.	1,155,544	22,221,111
KLA-Tencor Corp. (a)	34,827	1,226,955
Linear Technology Corp.	46,577	1,431,311
LSI Corp. *	133,172	607,264
MEMC Electronic Materials, Inc. *(a)	47,185	562,445
Microchip Technology, Inc. (a)	38,583	1,213,435
Micron Technology, Inc. *(a)	177,419	1,279,191
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
National Semiconductor Corp.	49,704	$634,720
Novellus Systems, Inc. *(a)	19,071	506,907
NVIDIA Corp. *(a)	119,113	1,391,240
Teradyne, Inc. *(a)	37,964	422,919
Texas Instruments, Inc.	248,039	6,731,779
Xilinx, Inc. (a)	53,712	1,429,276

		52,536,420

Software 3.8%
Adobe Systems, Inc. *(a)	108,997	2,850,271
Autodesk, Inc. *	47,165	1,507,865
BMC Software, Inc. *	37,068	1,500,513
CA, Inc.	80,307	1,696,084
Citrix Systems, Inc. *(a)	38,795	2,647,371
Compuware Corp. *(a)	46,630	397,754
Electronic Arts, Inc. *	68,539	1,126,096
Intuit, Inc. *	58,668	2,570,245
McAfee, Inc. *	31,558	1,491,431
Microsoft Corp.	1,580,398	38,703,947
Novell, Inc. *	73,447	438,478
Oracle Corp.	803,197	21,565,839
Red Hat, Inc. *	39,208	1,607,528
Salesforce.com, Inc. *	24,262	2,712,492
Symantec Corp. *	163,806	2,484,937

		83,300,851

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A (a)	18,317	720,225
AutoNation, Inc. *(a)	13,251	308,086
AutoZone, Inc. *(a)	5,951	1,362,243
Bed Bath & Beyond, Inc. *(a)	54,763	2,377,262
Best Buy Co., Inc.	71,815	2,932,207
CarMax, Inc. *(a)	46,426	1,293,428
GameStop Corp., Class A *(a)	31,196	614,873
Gap, Inc. (The)	91,185	1,699,688
Home Depot, Inc. (a)	345,603	10,948,703
Limited Brands, Inc.	54,925	1,470,892
Lowe’s Cos., Inc.	291,222	6,491,338
Office Depot, Inc. *	57,240	263,304
O’Reilly Automotive, Inc. *(a)	28,796	1,531,947
RadioShack Corp.	26,100	556,713
Ross Stores, Inc. (a)	24,997	1,365,336
Staples, Inc.	151,517	3,169,736
Tiffany & Co. (a)	26,202	1,231,232
TJX Cos., Inc.	83,148	3,710,895
Urban Outfitters, Inc. *	26,719	840,045

		42,888,153

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	61,719	2,651,448
NIKE, Inc., Class B	80,193	6,426,667
Polo Ralph Lauren Corp. (a)	13,528	1,215,626
VF Corp.	17,932	1,452,851

		11,746,592

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	109,278	1,339,748
People’s United Financial, Inc. (a)	76,961	1,007,420

		2,347,168

Tobacco 1.7%
Altria Group, Inc.	432,489	10,388,386
Lorillard, Inc.	31,486	2,528,641
Philip Morris International, Inc.	380,382	21,308,999
Reynolds American, Inc.	35,089	2,083,936

		36,309,962

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	30,595	1,627,348
W.W. Grainger, Inc.	12,370	1,473,391

		3,100,739

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A *(a)	83,249	4,267,344
MetroPCS Communications, Inc. *(a)	54,335	568,344
Sprint Nextel Corp. *	619,361	2,867,641

		7,703,329

Total Common Stocks (cost $2,471,863,582)		2,145,135,940

Mutual Fund 3.2%

		Market
	Shares	Value

Money Market Fund 3.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (b)	68,952,227	68,952,227

Total Mutual Fund (cost $68,952,227)		68,952,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
Repurchase Agreements 8.1%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/10, due 10/01/10, repurchase price $126,282,218, collateralized by U.S. Government Agency Mortgages ranging from 4.00%-6.00%, maturing 02/20/17-09/20/60; total market value of $128,806,825. (c)	$126,281,201	$126,281,201

Morgan Stanley, 0.30%, dated 09/30/10, due 10/01/10, repurchase price $50,000,417, collateralized by U.S. Government Agency Mortgages ranging from 0.00%-6.51%, maturing 07/01/17-09/01/40; total market value of $51,000,000. (c)	50,000,000	50,000,000

Total Repurchase Agreements (cost $176,281,201)		176,281,201

Total Investments (cost $2,717,097,010) (d) — 109.7%		2,390,369,368

Liabilities in excess of other assets — (9.7%)		(211,925,845)

NET ASSETS — 100.0%		$2,178,443,523

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $171,540,646.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2010 was $176,281,201.

(d)	At September 30, 2010, the tax basis cost of the Fund’s investments was $2,759,124,838, tax unrealized appreciation and depreciation were $156,392,506 and $(525,147,976), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
At September 30, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

583	E-Mini S&P 500	12/17/10	$33,134,805	$650,227
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$2,145,135,940	$—	$—	$2,145,135,940
Futures Contracts	650,227	—	—	650,227
Mutual Fund	68,952,227	—	—	68,952,227
Repurchase Agreements	—	176,281,201	—	176,281,201

Total Assets	$2,214,738,394	$176,281,201	$—	$2,391,019,595

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT S&P 500 Index Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:
Futures — Equity contract	Net Assets — Unrealized appreciation from futures contracts	$650,227

Total		$650,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Short Term Bond Fund
Asset-Backed Securities 0.3%

	Principal	Market
	Amount	Value

Credit Card 0.2%
Advanta Business Card Master Trust,
Series 2007-A2, Class A2, 5.00%, 03/20/13	$14,196	$14,257
Golden Credit Card Trust,
Series 2008-3, Class A, 1.26%, 07/15/17(a)(b)	1,000,000	1,004,885

		1,019,142

Student Loan 0.1%
Access Group, Inc.,
Series 2002-1, Class A2, 0.47%, 09/25/25(a)	525,401	524,176

Total Asset-Backed Securities (cost $1,527,862)		1,543,318

Collateralized Mortgage Obligations 11.2%

	Principal	Market
	Amount	Value

Fannie Mae REMICS
Series 2009-42, Class AP, 4.50%, 03/25/39	10,605,446	11,118,372
Series 2010-13, Class PA, 4.50%, 03/25/40	13,397,443	14,055,183
Series 2010-47, Class MG, 4.50%, 09/25/39	14,220,730	15,124,562
Freddie Mac REMICS
Series 3563, Class BA, 4.00%, 06/15/22	3,522,389	3,748,924
Series 3616, Class PA, 4.50%, 11/15/39	4,220,079	4,565,156
Series 3640, Class EL, 4.00%, 03/15/20	4,660,701	4,944,454
Government National Mortgage Association
Series 2009-22, Class AG, 4.00%, 10/16/32	4,445,648	4,600,671
Series 2010-29, Class BA, 4.50%, 04/20/36	4,000,895	4,175,287
Residential Accredit Loans, Inc.,
Series 2003-QS20, Class CB, 5.00%, 11/25/18	6,402,310	6,553,084

Total Collateralized Mortgage Obligations (cost $68,418,208)		68,885,693

Commercial Mortgage Backed Securities 4.0%

	Principal	Market
	Amount	Value

Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3 4.13%, 07/10/42	$39,013	$39,002
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A4, 4.32%, 02/13/46	470,309	475,608
Series 2005-T18, Class A3, 4.77%, 02/13/42(a)	175,000	177,749
Series 2007-T28, Class A2, 5.59%, 09/11/42	900,000	954,967
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3 4.58%, 06/10/48	600,000	622,299
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6 5.40%, 08/10/38(a)	1,000,000	1,090,784
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Class A3A 4.68%, 07/15/42	9,667,738	10,069,211
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	158,003	158,706
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(a)	1,000,000	1,072,691
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.29%, 06/15/29(a)	600,000	628,260
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	354,734
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	755,727
Series 2005-C3, Class A3, 4.65%, 07/15/30	1,380,000	1,413,765
Series 2007-C6, Class A2, 5.85%, 07/15/40	745,895	781,070
Morgan Stanley Capital I
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	910,000	942,156
Series 2005-T19, Class A2, 4.73%, 06/12/47	6,263	6,259
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	773,694
Series 2005-T19, Class AAB, 4.85%, 06/12/47	164,211	173,847
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	3,270,000	3,494,999
Series 2008-T29, Class A3, 6.46%, 01/11/43(a)	137,000	152,764
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4 6.39%, 10/15/35	452,588	472,047
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Short Term Bond Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value

Total Commercial Mortgage Backed Securities (cost $24,089,431)		24,610,339

Corporate Bonds 38.2%

	Principal	Market
	Amount	Value

Airlines 0.2%
Continental Airlines 2001-1, Pass Through Trust,
Series 01A2, Class A-2, 6.50%, 06/15/11	$1,000,000	$1,025,000

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 01/15/14(b)	1,500,000	1,747,904
SABMiller PLC
6.20%, 07/01/11(b)	655,000	679,849
5.70%, 01/15/14(b)	750,000	841,210

		3,268,963

Chemicals 0.9%
Airgas, Inc.,
2.85%, 10/01/13	3,000,000	3,063,009
Cytec Industries, Inc.,
6.00%, 10/01/15	2,000,000	2,248,404

		5,311,413

Commercial Banks 4.4%
Bank of America Corp.,
4.75%, 08/15/13	6,000,000	6,332,496
Citibank NA,
1.75%, 12/28/12	10,000,000	10,244,440
HSBC Bank USA NA,
4.63%, 04/01/14	6,000,000	6,429,354
Svenska Handelsbanken AB,
2.88%, 09/14/12(b)	2,750,000	2,829,340
Wells Fargo Capital XIII,
7.70%, 03/26/13(c)	1,000,000	1,037,500

		26,873,130

Consumer Finance 1.0%
American Honda Finance Corp.
2.38%, 03/18/13(b)	2,000,000	2,044,414
1.63%, 09/20/13(b)	3,000,000	3,011,142
6.70%, 10/01/13(b)	1,000,000	1,142,243

		6,197,799

Diversified Financial Services 18.8%
Bank of America Corp.,
7.13%, 10/15/11	2,000,000	2,119,842
Bear Stearns Cos LLC (The),
6.95%, 08/10/12	867,000	958,423
Citigroup Funding, Inc.
2.13%, 07/12/12	13,000,000	13,362,440
2.25%, 12/10/12	10,000,000	10,344,190
Citigroup, Inc.
2.13%, 04/30/12	18,000,000	18,456,228
6.50%, 08/19/13	3,000,000	3,314,610
6.00%, 12/13/13	3,000,000	3,289,152
General Electric Capital Corp.,
Series A, 6.13%, 02/22/11	1,500,000	1,533,708
General Electric Capital Corp.
3.50%, 08/13/12	2,000,000	2,080,252
2.80%, 01/08/13	4,000,000	4,119,408
HSBC Finance Corp.,
6.38%, 10/15/11	1,000,000	1,053,111
JPMorgan Chase & Co.,
5.38%, 10/01/12	2,000,000	2,164,020
Pooled Funding Trust I,
2.74%, 02/15/12(b)	31,000,000	31,796,080
Pooled Funding Trust II,
2.63%, 03/30/12(b)	20,000,000	20,453,680

		115,045,144

Diversified Telecommunication Services 0.5%
AT&T, Inc.,
2.50%, 08/15/15	3,000,000	3,056,955

Electric Utilities 0.3%
Pacific Gas & Electric Co.,
4.20%, 03/01/11	750,000	761,238
Southern California Edison Co.,
5.75%, 03/15/14	1,000,000	1,149,158

		1,910,396

Energy Equipment & Services 1.2%
Noble Holding International Ltd.,
3.45%, 08/01/15	4,000,000	4,168,380
Smith International, Inc.,
8.63%, 03/15/14	1,500,000	1,827,912
Weatherford International Ltd.,
5.15%, 03/15/13	1,000,000	1,070,713

		7,067,005

Health Care Equipment & Supplies 0.3%
Covidien International Finance SA,
5.45%, 10/15/12	1,800,000	1,959,854

Health Care Providers & Services 0.8%
Medco Health Solutions, Inc.,
2.75%, 09/15/15	5,000,000	5,078,735

Industrial Conglomerates 0.5%
Tyco International Finance SA,
6.00%, 11/15/13	2,750,000	3,116,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Short Term Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Insurance 1.3%
MetLife, Inc.
5.00%, 06/15/15	$2,000,000	$2,219,598
6.75%, 06/01/16	2,000,000	2,387,510
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	806,497
Prudential Financial, Inc.,
3.63%, 09/17/12	2,750,000	2,857,827

		8,271,432

Machinery 0.6%
Eaton Corp.,
4.90%, 05/15/13	3,625,000	3,957,249

Media 1.0%
Comcast Cable Communications Holdings, Inc.,
8.38%, 03/15/13	547,000	635,226
Time Warner Cable, Inc.
6.20%, 07/01/13	2,150,000	2,422,083
8.25%, 02/14/14	750,000	895,088
Time Warner, Inc.,
3.15%, 07/15/15	2,000,000	2,073,058

		6,025,455

Metals & Mining 1.1%
Anglo American Capital PLC,
9.38%, 04/08/14(b)	3,300,000	4,062,888
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	2,394,000	2,668,278

		6,731,166

Oil, Gas & Consumable Fuels 1.1%
Energy Transfer Partners LP,
6.00%, 07/01/13	6,000,000	6,580,650

Road & Rail 0.5%
Federal Express Corp. 1993 Pass Through Trust,
Series A2, 8.76%, 05/22/15	2,735,251	3,104,510

Thrifts & Mortgage Finance 2.8%
U.S. Central Federal Credit Union,
1.90%, 10/19/12	15,000,000	15,386,085
WMC Finance USA, Ltd.,
5.13%, 05/15/13	1,550,000	1,700,107

		17,086,192

Tobacco 0.2%
Reynolds American, Inc.,
7.25%, 06/01/13	1,000,000	1,123,344

Wireless Telecommunication Services 0.2%
Cellco Partnership/Verizon Wireless Capital LLC,
7.38%, 11/15/13	1,000,000	1,183,341

Total Corporate Bonds (cost $227,926,441)		233,974,556

U.S. Government Mortgage Backed Agencies 3.6%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 747271
2.94%, 07/01/34(a)	3,633,309	3,824,155
Pool# 886345
6.24%, 08/01/36(a)	2,332,206	2,515,235
Pool# 893776
5.98%, 09/01/36(a)	2,637,541	2,843,605
Pool# 949691
5.99%, 09/01/37(a)	3,098,130	3,329,148
Pool# AA6943
4.50%, 05/01/39	2,108,143	2,198,092
Freddie Mac Non Gold Pool
Pool# 1Q0648
5.70%, 06/01/37(a)	5,332,683	5,675,498
Pool# 1B3601
5.35%, 10/01/37(a)	1,282,137	1,346,574

Total U.S. Government Mortgage Backed Agencies (cost $21,226,022)		21,732,307

U.S. Government Sponsored & Agency Obligations 23.2%

	Principal	Market
	Amount	Value

Fannie Mae
1.75%, 03/23/11	6,000,000	6,043,272
0.63%, 09/24/12	15,000,000	15,034,920
2.38%, 07/28/15	10,000,000	10,389,990
Farmer Mac Guaranteed Notes Trust 2006-2
5.50%, 07/15/11(b)	10,000,000	10,397,980
Federal Home Loan Banks
1.75%, 03/08/13	15,000,000	15,404,655
3.13%, 12/13/13	5,000,000	5,338,435
2.38%, 03/14/14	5,000,000	5,220,420
4.88%, 03/11/16	5,000,000	5,808,840
Freddie Mac
1.25%, 01/26/12	42,000,000	42,098,154
5.00%, 01/30/14	4,400,000	4,967,243
2.18%, 02/19/14	15,000,000	15,584,730
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Short Term Bond Fund
U.S. Government Sponsored & Agency Obligations (continued)

	Principal	Market
	Amount	Value

Freddie Mac (continued)
New Valley Generation II Pass Through Trust
5.57%, 05/01/20	$5,433,349	$5,971,532

Total U.S. Government Sponsored & Agency Obligations (cost $140,586,176)		142,260,171

U.S. Treasury Notes 18.0%

	Principal	Market
	Amount	Value

U.S. Treasury Note
0.38%, 09/30/12	40,000,000	39,956,240
0.88%, 02/28/11	10,000,000	10,028,120
0.88%, 05/31/11	25,000,000	25,109,375
1.13%, 06/30/11	15,000,000	15,098,430
1.38%, 09/15/12	5,000,000	5,091,990
1.75%, 11/15/11	15,000,000	15,240,240

Total U.S. Treasury Notes (cost $109,928,806)		110,524,395

Yankee Dollars 1.4%

	Principal	Market
	Amount	Value

Energy Equipment & Services 0.2%
Weatherford International Ltd.,
4.95%, 10/15/13	1,000,000	1,078,085

Independent Power Producers & Energy Traders 0.2%
TransAlta Corp.,
4.75%, 01/15/15	1,500,000	1,627,367

Metals & Mining 1.0%
Xstrata Canada Corp.
7.35%, 06/05/12	2,476,000	2,696,941
7.25%, 07/15/12	1,000,000	1,087,268
6.00%, 10/15/15	2,050,000	2,282,677

		6,066,886

Total Yankee Dollars (cost $8,455,553)		8,772,338

Mutual Fund 3.7%

		Market
	Shares	Value

Money Market Fund 3.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (d)	22,709,776	$22,709,776

Total Mutual Fund (cost $22,709,776)		22,709,776

Total Investments (cost $624,868,275) (e) — 103.6%		635,012,893

Liabilities in excess of other assets — (3.6)%		(22,230,197)

NET ASSETS — 100.0%		$612,782,696

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $80,011,615 which represents 13.06% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2010. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of September 30, 2010.

(e)	At September 30, 2010, the tax basis cost of the Fund’s investments was $624,868,275, tax unrealized appreciation and depreciation were $10,279,297 and $(134,679), respectively.

AB	Stock Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$1,543,318	$—	$1,543,318
Collateralized Mortgage Obligations	—	68,885,693	—	68,885,693
Commercial Mortgage Backed Securities	—	24,610,339	—	24,610,339
Corporate Bonds	—	233,974,556	—	233,974,556
Mutual Fund	22,709,776	—	—	22,709,776
U.S. Government Mortgage Backed Agencies	—	21,732,307	—	21,732,307
U.S. Government Sponsored & Agency Obligations	—	142,260,171	—	142,260,171
U.S. Treasury Notes	—	110,524,395	—	110,524,395
Yankee Dollars	—	8,772,338	—	8,772,338

Total Assets	$22,709,776	$612,303,117	$—	$635,012,893

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks 98.1%

		Market
	Shares	Value

Aerospace & Defense 1.8%
AAR Corp. *	11,364	$212,052
Aerovironment, Inc. *	4,822	107,290
American Science & Engineering, Inc.	2,627	193,479
Applied Energetics, Inc. *(a)	23,701	26,545
Applied Signal Technology, Inc.	4,040	100,515
Astronics Corp. *	2,867	50,029
Ceradyne, Inc. *	7,388	172,510
Cubic Corp.	4,509	183,967
Curtiss-Wright Corp.	13,240	401,172
DigitalGlobe, Inc. *(a)	7,848	238,579
Ducommun, Inc.	3,190	69,478
Esterline Technologies Corp. *	8,593	491,777
GenCorp, Inc. *(a)	17,030	83,788
GeoEye, Inc. *	6,304	255,186
HEICO Corp. (a)	8,613	393,097
Herley Industries, Inc. *(a)	4,182	69,003
Hexcel Corp. *	28,158	500,931
Kratos Defense & Security Solutions, Inc. *	4,810	51,227
Ladish Co., Inc. *(a)	4,601	143,229
LMI Aerospace, Inc. *	2,600	41,392
Moog, Inc., Class A *	13,241	470,188
Orbital Sciences Corp. *	16,613	254,179
Taser International, Inc. *(a)	18,256	70,833
Teledyne Technologies, Inc. *	10,409	414,486
Triumph Group, Inc.	4,790	357,286

		5,352,218

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc. *	16,146	98,329
Atlas Air Worldwide Holdings, Inc. *	7,584	381,475
Dynamex, Inc. *	3,248	49,532
Forward Air Corp.	8,538	221,988
HUB Group, Inc., Class A *	10,892	318,700
Pacer International, Inc. *(a)	10,591	63,970
Park-Ohio Holdings Corp. *(a)	2,465	32,784

		1,166,778

Airlines 0.8%
AirTran Holdings, Inc. *	39,409	289,656
Alaska Air Group, Inc. *	10,246	522,854
Allegiant Travel Co. (a)	4,279	181,087
Hawaiian Holdings, Inc. *(a)	15,384	92,150
JetBlue Airways Corp. *(a)	70,973	474,809
Pinnacle Airlines Corp. *	6,001	32,586
Republic Airways Holdings, Inc. *	10,440	86,443
SkyWest, Inc.	16,551	231,052
US Airways Group, Inc. *	46,921	434,019

		2,344,656

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	15,731	141,894
Amerigon, Inc. *(a)	6,500	66,950
Cooper Tire & Rubber Co. (a)	17,907	351,514
Dana Holding Corp. *	41,019	505,354
Dorman Products, Inc. *	3,282	101,151
Drew Industries, Inc. *	5,546	115,690
Exide Technologies *(a)	22,303	106,831
Fuel Systems Solutions, Inc. *(a)	4,126	161,368
Hawk Corp., Class A *	1,139	49,285
Modine Manufacturing Co. *(a)	13,812	179,142
Spartan Motors, Inc.	9,850	45,704
Standard Motor Products, Inc.	5,814	61,221
Stoneridge, Inc. *	4,600	48,346
Superior Industries International, Inc. (a)	7,201	124,433
Tenneco, Inc. *	17,512	507,323

		2,566,206

Automobiles 0.0%†
Winnebago Industries, Inc. *(a)	8,424	87,778

Beverages 0.1%
Boston Beer Co., Inc., Class A *	2,529	169,114
Coca-Cola Bottling Co. Consolidated (a)	1,300	68,809
Heckmann Corp. *	26,394	102,937
MGP Ingredients, Inc.	3,964	31,117
National Beverage Corp.	3,375	47,250

		419,227

Biotechnology 3.3%
Acorda Therapeutics, Inc. *	11,352	374,843
Affymax, Inc. *	6,191	36,836
Alkermes, Inc. *	27,734	406,303
Allos Therapeutics, Inc. *	23,070	108,890
Alnylam Pharmaceuticals, Inc. *	10,813	132,784
AMAG Pharmaceuticals, Inc. *	5,956	102,503
Arena Pharmaceuticals, Inc. *(a)	34,108	53,549
ARIAD Pharmaceuticals, Inc. *	32,854	125,502
Arqule, Inc. *(a)	12,419	63,958
Array BioPharma, Inc. *	15,900	51,357
AVI BioPharma, Inc. *(a)	33,152	61,000
BioCryst Pharmaceuticals, Inc. *(a)	8,594	42,454
Biosante Pharmaceuticals, Inc. *	24,558	41,257
Biospecifics Technologies Corp. *	877	23,609
Biotime, Inc. *(a)	6,500	30,875
Celera Corp. *	25,053	168,857
Celldex Therapeutics, Inc. *(a)	9,533	38,132
Cepheid, Inc. *(a)	17,542	328,211
Chelsea Therapeutics International Ltd. *	9,763	49,987
Clinical Data, Inc. *(a)	3,613	60,951
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Biotechnology (continued)
Cubist Pharmaceuticals, Inc. *	16,904	$395,384
Curis, Inc. *(a)	22,957	31,451
Cytokinetics, Inc. *(a)	14,514	38,317
Cytori Therapeutics, Inc. *(a)	12,422	60,744
CytRx Corp. *	36,545	27,405
Dyax Corp. *	29,203	69,211
Dynavax Technologies Corp. *(a)	21,857	39,998
Emergent Biosolutions, Inc. *	5,503	94,982
Enzon Pharmaceuticals, Inc. *	14,839	166,939
Exact Sciences Corp. *(a)	10,871	78,706
Exelixis, Inc. *(a)	31,926	125,150
Genomic Health, Inc. *(a)	4,167	55,671
Geron Corp. *(a)	29,454	162,881
Halozyme Therapeutics, Inc. *	21,123	162,858
Idenix Pharmaceuticals, Inc. *	10,756	33,344
ImmunoGen, Inc. *(a)	19,829	124,328
Immunomedics, Inc. *(a)	19,494	62,771
Incyte Corp Ltd. *(a)	25,853	413,389
Infinity Pharmaceuticals, Inc. *(a)	4,870	26,834
Inhibitex, Inc. *(a)	15,197	27,355
Inovio Pharmaceuticals, Inc. *(a)	25,651	32,064
InterMune, Inc. *(a)	13,327	181,514
Ironwood Pharmaceuticals, Inc. *(a)	5,996	61,039
Isis Pharmaceuticals, Inc. *(a)	27,810	233,604
Keryx Biopharmaceuticals, Inc. *(a)	15,010	72,198
Lexicon Pharmaceuticals, Inc. *(a)	58,512	93,619
Ligand Pharmaceuticals, Inc., Class B *(a)	36,214	57,218
MannKind Corp. *(a)	19,486	131,725
Martek Biosciences Corp. *	9,677	218,990
Maxygen, Inc. *(a)	9,440	54,658
Medivation, Inc. *(a)	9,962	129,506
Metabolix, Inc. *(a)	7,931	99,772
Micromet, Inc. *(a)	24,301	163,303
Momenta Pharmaceuticals, Inc. *(a)	11,800	177,590
Nabi Biopharmaceuticals *(a)	13,587	65,218
Neuralstem, Inc. *(a)	13,137	33,105
Neurocrine Biosciences, Inc. *(a)	14,482	87,761
NeurogesX, Inc. *(a)	3,575	24,703
Novavax, Inc. *(a)	27,478	60,177
NPS Pharmaceuticals, Inc. *(a)	18,831	128,804
Omeros Corp. *(a)	5,890	42,938
Onyx Pharmaceuticals, Inc. *	17,915	472,598
Opko Health, Inc. *(a)	26,887	60,227
Orexigen Therapeutics, Inc. *(a)	9,704	57,545
Osiris Therapeutics, Inc. *	5,100	37,128
PDL BioPharma, Inc. (a)	39,297	206,702
Peregrine Pharmaceuticals, Inc. *(a)	18,604	26,976
Pharmacyclics, Inc. *	12,617	101,693
Pharmasset, Inc. *	8,682	256,119
Progenics Pharmaceuticals, Inc. *(a)	8,704	43,955
Rigel Pharmaceuticals, Inc. *	15,539	130,683
Sangamo BioSciences, Inc. *(a)	13,634	46,765
Savient Pharmaceuticals, Inc. *	19,170	438,418
SciClone Pharmaceuticals, Inc. *	10,800	28,512
Seattle Genetics, Inc. *	23,733	368,573
SIGA Technologies, Inc. *(a)	9,694	82,011
Spectrum Pharmaceuticals, Inc. *(a)	14,864	61,983
StemCells, Inc. *(a)	37,400	31,042
Targacept, Inc. *(a)	7,006	156,514
Theravance, Inc. *(a)	17,996	361,720
Vanda Pharmaceuticals, Inc. *	8,317	55,558
Vical, Inc. *(a)	17,004	37,919
Zalicus, Inc. *	21,066	27,386
ZIOPHARM Oncology, Inc. *(a)	14,799	55,496
Zymogenetics, Inc. *	15,779	153,845

		9,948,450

Building Products 0.6%
A.O. Smith Corp.	6,995	404,940
AAON, Inc. (a)	3,679	86,530
American Woodmark Corp.	2,808	49,786
Ameron International Corp.	2,686	182,541
Apogee Enterprises, Inc.	8,300	75,945
Builders FirstSource, Inc. *(a)	14,265	32,524
Gibraltar Industries, Inc. *	8,999	80,811
Griffon Corp. *	13,165	160,481
Insteel Industries, Inc. (a)	5,350	48,043
NCI Building Systems, Inc. *(a)	5,473	52,158
Quanex Building Products Corp.	11,152	192,595
Simpson Manufacturing Co., Inc. (a)	11,541	297,527
Trex Co., Inc. *(a)	4,597	87,665
Universal Forest Products, Inc.	5,812	170,001

		1,921,547

Capital Markets 2.1%
American Capital Ltd. *(a)	96,667	561,635
Apollo Investment Corp.	55,628	569,074
Arlington Asset Investment Corp., Class A	1,326	30,909
Artio Global Investors, Inc.	8,123	124,282
BGC Partners, Inc., Class A (a)	16,867	100,696
BlackRock Kelso Capital Corp. (a)	19,228	221,122
Calamos Asset Management, Inc., Class A (a)	5,700	65,550
Capital Southwest Corp. (a)	847	76,908
Cohen & Steers, Inc. (a)	4,976	107,979
Cowen Group, Inc., Class A *(a)	10,850	35,696
Diamond Hill Investment Group, Inc. (a)	700	51,100
Duff & Phelps Corp., Class A (a)	8,078	108,811
Epoch Holding Corp. (a)	4,017	51,739
Evercore Partners, Inc., Class A	4,530	129,603
FBR Capital Markets Corp. *(a)	15,514	48,714
Fifth Street Finance Corp. (a)	15,700	174,898
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Capital Markets (continued)
Financial Engines, Inc. *(a)	3,931	$52,204
GAMCO Investors, Inc., Class A (a)	2,005	77,253
GFI Group, Inc.	19,210	89,134
Gladstone Capital Corp. (a)	6,211	69,998
Gladstone Investment Corp. (a)	7,100	47,570
Gleacher & Co., Inc. *(a)	24,932	40,141
Golub Capital BDC, Inc. (a)	2,197	33,614
Harris & Harris Group, Inc. *(a)	9,403	40,151
Hercules Technology Growth Capital, Inc.	10,682	107,995
HFF, Inc., Class A *	5,911	54,854
International Assets Holding Corp. *(a)	3,768	68,201
Investment Technology Group, Inc. *	12,619	179,442
JMP Group, Inc.	4,636	28,280
Kayne Anderson Energy Development Co. (a)	3,000	48,150
KBW, Inc. (a)	10,432	267,059
Knight Capital Group, Inc., Class A *	27,252	337,652
LaBranche & Co., Inc. *(a)	11,021	42,982
Ladenburg Thalmann Financial Services, Inc. *(a)	27,409	27,957
Main Street Capital Corp. (a)	4,749	75,462
MCG Capital Corp. (a)	22,489	131,336
MF Global Holdings Ltd. *(a)	30,168	217,210
MVC Capital, Inc. (a)	7,100	92,087
NGP Capital Resources Co.	6,600	59,796
Oppenheimer Holdings, Inc., Class A	2,930	81,894
optionsXpress Holdings, Inc. *	12,114	186,071
PennantPark Investment Corp.	11,006	116,774
Penson Worldwide, Inc. *(a)	6,995	34,765
Piper Jaffray Cos. *	4,646	135,338
Prospect Capital Corp. (a)	21,593	209,668
Safeguard Scientifics, Inc. *(a)	6,089	76,295
Sanders Morris Harris Group, Inc. (a)	6,100	34,526
Solar Capital Ltd.	1,592	34,148
Stifel Financial Corp. *	9,774	452,438
SWS Group, Inc.	8,144	58,392
THL Credit, Inc. (a)	2,682	31,594
TICC Capital Corp. (a)	8,100	83,835
TradeStation Group, Inc. *	11,805	77,677
Triangle Capital Corp. (a)	4,366	69,769
Virtus Investment Partners, Inc. *	1,605	48,567
Westwood Holdings Group, Inc. (a)	1,700	57,511

		6,436,506

Chemicals 2.4%
A. Schulman, Inc.	9,384	189,088
American Vanguard Corp.	5,900	36,462
Arch Chemicals, Inc. (a)	6,604	231,734
Balchem Corp. (a)	8,282	255,583
Calgon Carbon Corp. *	16,259	235,756
Ferro Corp. *(a)	25,394	327,329
Georgia Gulf Corp. *(a)	10,173	166,227
H.B. Fuller Co.	14,228	282,710
Hawkins, Inc. (a)	2,632	93,225
Innophos Holdings, Inc.	6,293	208,298
KMG Chemicals, Inc. (a)	—	0
Koppers Holdings, Inc.	6,050	162,563
Kraton Performance Polymers, Inc. *	3,298	89,541
Landec Corp. *	7,800	48,438
LSB Industries, Inc. *	5,066	94,076
Minerals Technologies, Inc.	5,407	318,580
NewMarket Corp.	2,969	337,516
Olin Corp.	22,712	457,874
OM Group, Inc. *	8,992	270,839
Omnova Solutions, Inc. *(a)	13,259	95,332
PolyOne Corp. *	27,350	330,661
Quaker Chemical Corp. (a)	3,300	107,448
Rockwood Holdings, Inc. *	15,240	479,603
Senomyx, Inc. *(a)	11,725	46,665
Sensient Technologies Corp.	14,310	436,312
Solutia, Inc. *(a)	34,599	554,276
Spartech Corp. *	9,100	74,711
Stepan Co. (a)	2,277	134,593
STR Holdings, Inc. *(a)	8,214	176,930
TPC Group, Inc. *	2,460	58,597
W.R. Grace & Co. *	21,206	592,496
Westlake Chemical Corp.	5,707	170,811
Zep, Inc.	6,416	111,895
Zoltek Cos., Inc. *(a)	8,400	81,648

		7,257,817

Commercial Banks 5.7%
1st Source Corp. (a)	4,565	79,248
1st United Bancorp, Inc. *	6,774	43,557
Alliance Financial Corp. (a)	1,577	47,673
American National Bankshares, Inc. (a)	2,046	44,889
Ameris Bancorp *	7,173	67,068
Ames National Corp. (a)	2,521	50,269
Arrow Financial Corp. (a)	2,874	72,072
Bancfirst Corp.	2,000	80,920
Banco Latinoamericano de Comercio Exterior SA, Class E	8,300	119,935
Bancorp Rhode Island, Inc.	1,288	35,974
Bancorp, Inc. (The) *	6,899	46,154
Bank of Marin Bancorp (a)	1,674	53,970
Bank of the Ozarks, Inc. (a)	3,796	140,794
Boston Private Financial Holdings, Inc. (a)	22,761	148,857
Bridge Bancorp, Inc. (a)	2,062	51,529
Bryn Mawr Bank Corp.	3,300	56,826
Camden National Corp. (a)	2,300	79,695
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
Capital City Bank Group, Inc. (a)	3,721	$45,173
Cardinal Financial Corp. (a)	8,600	82,646
Cathay General Bancorp	23,177	275,575
Center Financial Corp. *(a)	10,714	54,534
Centerstate Banks, Inc.	7,927	68,014
Chemical Financial Corp. (a)	7,135	147,266
Citizens & Northern Corp. (a)	3,790	49,270
Citizens Republic Bancorp, Inc. *	116,603	105,071
City Holding Co. (a)	4,563	139,947
CNB Financial Corp.	4,003	55,041
CoBiz Financial, Inc.	9,987	55,528
Columbia Banking System, Inc. (a)	11,374	223,499
Community Bank System, Inc. (a)	9,636	221,724
Community Trust Bancorp, Inc. (a)	4,057	109,904
CVB Financial Corp. (a)	25,987	195,162
Danvers Bancorp, Inc. (a)	5,693	87,274
Eagle Bancorp, Inc. *(a)	4,992	57,308
Enterprise Financial Services Corp. (a)	4,750	44,175
Financial Institutions, Inc. (a)	3,372	59,550
First Bancorp, Inc. (a)	2,900	40,107
First Bancorp, North Carolina (a)	4,500	61,290
First Busey Corp. (a)	15,987	72,741
First Commonwealth Financial Corp. (a)	30,362	165,473
First Community Bancshares, Inc.	4,762	61,430
First Financial Bancorp	16,623	277,272
First Financial Bankshares, Inc.	5,917	278,040
First Financial Corp. (a)	3,329	98,206
First Interstate BancSystem, Inc. (a)	3,820	51,417
First Merchants Corp. (a)	7,842	59,834
First Midwest Bancorp, Inc. (a)	21,458	247,411
First of Long Island Corp. (The)	1,686	42,116
First South Bancorp, Inc. (a)	2,794	27,717
FirstMerit Corp.	31,039	568,635
FNB Corp. (a)	33,082	283,182
German American Bancorp, Inc. (a)	3,552	60,952
Glacier Bancorp, Inc.	20,748	302,921
Great Southern Bancorp, Inc. (a)	3,000	65,310
Green Bankshares, Inc. *(a)	3,656	24,824
Hancock Holding Co. (a)	8,292	249,340
Hanmi Financial Corp. *(a)	31,136	39,854
Heartland Financial USA, Inc.	4,000	61,560
Heritage Financial Corp. *(a)	2,845	39,830
Home Bancorp, Inc. *	2,791	37,344
Home Bancshares, Inc.	6,466	131,389
Hudson Valley Holding Corp. (a)	3,488	68,086
IBERIABANK Corp. (a)	7,672	383,447
Independent Bank Corp. (a)	6,233	140,367
International Bancshares Corp.	15,485	261,542
Investors Bancorp, Inc. *	13,716	162,397
Lakeland Bancorp, Inc. (a)	6,319	53,269
Lakeland Financial Corp.	4,815	89,848
MainSource Financial Group, Inc. (a)	6,100	46,604
MB Financial, Inc.	15,545	252,140
Merchants Bancshares, Inc. (a)	1,663	41,475
Metro Bancorp, Inc. *	4,116	42,765
MidSouth Bancorp, Inc. (a)	2,500	35,375
MidWestOne Financial Group, Inc. (a)	2,326	34,099
Nara Bancorp, Inc. *	11,300	79,778
National Bankshares, Inc. (a)	2,100	54,180
National Penn Bancshares, Inc.	37,185	232,406
NBT Bancorp, Inc. (a)	10,016	221,053
Northfield Bancorp, Inc. (a)	5,360	57,995
Old National Bancorp	25,106	263,613
OmniAmerican Bancorp, Inc. *(a)	3,872	43,637
Oriental Financial Group, Inc. (a)	10,278	136,697
Orrstown Financial Services, Inc.	2,063	47,779
Pacific Continental Corp.	5,714	51,712
PacWest Bancorp	9,032	172,150
Park National Corp. (a)	3,601	230,608
Peapack Gladstone Financial Corp. (a)	2,795	32,925
Penns Woods Bancorp, Inc. (a)	1,360	44,948
Peoples Bancorp, Inc. (a)	3,305	40,883
Pinnacle Financial Partners, Inc. *(a)	9,900	90,981
PrivateBancorp, Inc.	15,305	174,324
Prosperity Bancshares, Inc.	13,375	434,286
Renasant Corp. (a)	7,710	117,269
Republic Bancorp, Inc., Class A (a)	2,851	60,242
S&T Bancorp, Inc. (a)	7,240	126,121
Sandy Spring Bancorp, Inc. (a)	7,114	110,267
SCBT Financial Corp. (a)	3,766	117,462
Sierra Bancorp (a)	2,981	36,815
Signature Bank *(a)	11,771	457,186
Simmons First National Corp., Class A	5,047	142,679
Southside Bancshares, Inc. (a)	4,833	91,295
Southwest Bancorp, Inc.	5,756	74,655
State Bancorp, Inc. (a)	5,286	47,468
StellarOne Corp.	6,900	87,768
Sterling Bancorp (a)	7,888	68,547
Sterling Bancshares, Inc.	26,956	144,754
Suffolk Bancorp (a)	2,907	73,605
Susquehanna Bancshares, Inc.	37,994	320,669
SVB Financial Group *(a)	12,022	508,771
SY Bancorp, Inc. (a)	3,550	88,111
Taylor Capital Group, Inc. *(a)	3,002	34,433
Texas Capital Bancshares, Inc. *(a)	10,634	183,649
Tompkins Financial Corp.	2,330	92,408
Tower Bancorp, Inc. (a)	1,809	36,668
TowneBank (a)	7,000	104,720
Trico Bancshares (a)	4,200	64,554
Trustmark Corp.	18,311	398,081
UMB Financial Corp.	9,005	319,768
Umpqua Holdings Corp.	33,423	379,017
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
Union First Market Bankshares Corp.	5,364	$70,054
United Bankshares, Inc. (a)	11,178	278,220
United Community Banks, Inc. *	27,818	62,312
Univest Corp of Pennsylvania (a)	4,974	86,846
Virginia Commerce Bancorp, Inc. *	6,330	30,764
Washington Banking Co.	4,627	64,130
Washington Trust Bancorp, Inc. (a)	4,348	83,134
Webster Financial Corp.	18,893	331,761
WesBanco, Inc. (a)	6,843	111,815
West Bancorp, Inc. *(a)	4,997	31,481
West Coast Bancorp *(a)	28,137	64,152
Westamerica Bancorp	8,292	451,831
Western Alliance Bancorp *(a)	19,208	128,694
Whitney Holding Corp. (a)	28,370	231,783
Wilshire Bancorp, Inc. (a)	5,800	37,932
Wintrust Financial Corp.	8,980	291,042

		17,308,588

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	14,342	309,644
ACCO Brands Corp. *(a)	16,299	93,719
American Reprographics Co. *	11,054	86,774
APAC Customer Services, Inc. *(a)	9,763	55,259
ATC Technology Corp. *	5,854	144,828
Bowne & Co., Inc.	11,856	134,328
Brink’s Co. (The)	13,976	321,448
Casella Waste Systems, Inc., Class A *(a)	8,795	36,939
Cenveo, Inc. *(a)	16,383	82,406
Clean Harbors, Inc. *	6,720	455,280
Consolidated Graphics, Inc. *	2,773	114,941
Courier Corp.	3,466	49,287
Deluxe Corp.	15,133	289,494
EnergySolutions, Inc.	25,863	130,091
EnerNOC, Inc. *(a)	5,794	181,990
Ennis, Inc.	7,800	139,542
Fuel Tech, Inc. *	5,400	33,858
G&K Services, Inc., Class A	5,500	125,730
Geo Group, Inc. (The) *	17,688	413,015
Healthcare Services Group, Inc.	12,901	294,014
Herman Miller, Inc. (a)	16,046	315,785
Higher One Holdings, Inc. *	2,341	38,603
HNI Corp.	12,682	364,734
Innerworkings, Inc. *	7,451	48,953
Interface, Inc., Class A (a)	14,920	212,312
Kimball International, Inc., Class B (a)	9,700	56,551
Knoll, Inc.	13,888	215,403
M&F Worldwide Corp. *	3,162	76,995
McGrath Rentcorp (a)	7,051	168,871
Metalico, Inc. *	11,212	42,942
Mine Safety Appliances Co.	7,544	204,442
Mobile Mini, Inc. *(a)	10,921	167,528
Multi-Color Corp. (a)	3,525	54,285
Rollins, Inc.	12,311	287,831
Schawk, Inc.	3,426	63,244
Standard Parking Corp. *(a)	4,769	81,550
Steelcase, Inc., Class A	22,662	188,774
SYKES Enterprises, Inc. *(a)	12,164	165,187
Team, Inc. *	5,693	97,977
Tetra Tech, Inc. *	17,957	376,558
UniFirst Corp.	4,130	182,340
United Stationers, Inc. *	6,756	361,514
US Ecology, Inc. (a)	5,531	88,496
Viad Corp.	6,200	119,908

		7,473,370

Communications Equipment 3.0%
Acme Packet, Inc. *(a)	12,715	482,407
ADC Telecommunications, Inc. *	29,131	369,090
ADTRAN, Inc.	18,102	639,001
Anaren, Inc. *	4,460	74,883
Arris Group, Inc. *	37,469	366,072
Aruba Networks, Inc. *	22,013	469,757
Aviat Networks, Inc. *	18,071	73,910
Bel Fuse, Inc., Class B	3,100	64,542
BigBand Networks, Inc. *(a)	15,147	43,017
Black Box Corp.	5,200	166,712
Blue Coat Systems, Inc. *	12,190	293,291
Calix, Inc. *	1,548	22,229
Comtech Telecommunications Corp. *	8,473	231,737
DG FastChannel, Inc. *(a)	7,329	159,406
Digi International, Inc. *(a)	7,400	70,226
EMS Technologies, Inc. *(a)	4,614	85,959
Emulex Corp. *	23,329	243,555
Extreme Networks *(a)	27,001	83,973
Finisar Corp. *(a)	22,106	415,372
Globecomm Systems, Inc. *(a)	6,710	56,163
Harmonic, Inc. *	28,518	196,204
Hughes Communications, Inc. *(a)	2,974	81,042
Infinera Corp. *	25,914	302,416
InterDigital, Inc. *(a)	12,779	378,386
Ixia *	9,700	120,280
KVH Industries, Inc. *	4,300	64,543
Loral Space & Communications, Inc. *	2,957	154,355
Netgear, Inc. *(a)	10,368	280,040
Network Equipment Technologies, Inc. *(a)	9,604	33,134
Occam Networks, Inc. *	2,915	22,824
Oclaro, Inc. *(a)	14,488	231,953
Oplink Communications, Inc. *	5,013	99,458
PC-Tel, Inc. *	6,331	38,872
Plantronics, Inc. (a)	14,121	477,007
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Communications Equipment (continued)
Powerwave Technologies, Inc. *(a)	39,900	$72,618
Riverbed Technology, Inc. *(a)	18,108	825,363
Seachange International, Inc. *(a)	8,414	62,348
ShoreTel, Inc. *	13,600	67,456
Sonus Networks, Inc. *	58,479	206,431
Sycamore Networks, Inc.	5,795	187,816
Symmetricom, Inc. *	13,404	76,671
Tekelec *	20,096	260,444
UTStarcom, Inc. *	34,300	74,431
ViaSat, Inc. *(a)	9,688	398,274

		9,123,668

Computers & Peripherals 0.9%
Avid Technology, Inc. *(a)	8,673	113,703
Compellent Technologies, Inc. *(a)	6,840	124,351
Cray, Inc. *	10,729	70,811
Electronics for Imaging, Inc. *	13,767	166,856
Hutchinson Technology, Inc. *(a)	7,458	25,879
Hypercom Corp. *(a)	13,924	90,506
Imation Corp. *(a)	8,966	83,653
Immersion Corp. *(a)	8,500	50,235
Intermec, Inc. *	14,445	177,096
Intevac, Inc. *(a)	6,600	66,066
Isilon Systems, Inc. *(a)	7,913	176,302
Netezza Corp. *	14,994	404,088
Novatel Wireless, Inc. *(a)	9,400	74,072
Presstek, Inc. *	8,565	18,757
Quantum Corp. *	63,309	134,215
Rimage Corp. *	2,932	48,202
Silicon Graphics International Corp. *(a)	9,000	69,840
STEC, Inc. *(a)	11,835	147,346
Stratasys, Inc. *(a)	6,036	167,318
Super Micro Computer, Inc. *	7,251	75,338
Synaptics, Inc. *(a)	9,825	276,476
Xyratex Ltd. *(a)	8,877	131,735

		2,692,845

Construction & Engineering 0.7%
Comfort Systems USA, Inc.	11,300	121,249
Dycom Industries, Inc. *	11,435	114,236
EMCOR Group, Inc. *	18,634	458,210
Furmanite Corp. *(a)	11,100	54,168
Granite Construction, Inc. (a)	10,171	231,288
Great Lakes Dredge & Dock Corp.	17,516	101,768
Insituform Technologies, Inc., Class A *	10,958	264,964
Layne Christensen Co. *(a)	5,799	150,136
MasTec, Inc. *	15,496	159,919
Michael Baker Corp. *	2,300	75,808
MYR Group, Inc. *(a)	5,960	97,684
Northwest Pipe Co. *(a)	2,788	48,790
Orion Marine Group, Inc. *	7,904	98,089
Pike Electric Corp. *(a)	5,000	36,400
Primoris Services Corp. (a)	6,533	42,726
Sterling Construction Co., Inc. *(a)	4,855	60,105
Tutor Perini Corp. *	7,800	156,702

		2,272,242

Construction Materials 0.1%
Headwaters, Inc. *(a)	18,348	66,053
Texas Industries, Inc. (a)	6,078	191,579
United States Lime & Minerals, Inc. *	817	31,585

		289,217

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc. (a)	16,407	66,120
Cardtronics, Inc. *	8,081	124,690
Cash America International, Inc.	8,617	301,595
Credit Acceptance Corp. *	1,743	105,556
Dollar Financial Corp. *	7,300	152,351
EZCORP, Inc., Class A *	13,500	270,540
First Cash Financial Services, Inc. *	8,878	246,364
First Marblehead Corp. (The) *(a)	17,605	41,196
Nelnet, Inc., Class A	7,802	178,510
Student Loan Corp. (The)	1,274	37,838
World Acceptance Corp. *(a)	4,800	211,968

		1,736,728

Containers & Packaging 0.5%
AEP Industries, Inc. *	1,445	34,131
Boise, Inc. *(a)	20,495	133,012
Graham Packaging Co., Inc. *	5,663	66,937
Graphic Packaging Holding Co. *(a)	33,215	110,938
Myers Industries, Inc.	10,503	90,221
Rock-Tenn Co., Class A	11,050	550,400
Silgan Holdings, Inc.	15,454	489,892

		1,475,531

Distributors 0.0%†
Audiovox Corp., Class A *	5,600	38,304
Core-Mark Holding Co., Inc. *(a)	3,256	100,806

		139,110

Diversified Consumer Services 1.2%
American Public Education, Inc. *	5,392	177,181
Bridgepoint Education, Inc. *(a)	5,717	88,385
Capella Education Co. *(a)	4,739	367,841
Coinstar, Inc. *(a)	9,181	394,691
Corinthian Colleges, Inc. *(a)	25,955	182,204
CPI Corp. (a)	1,612	41,719
Grand Canyon Education, Inc. *	9,099	199,541
K12, Inc. *	7,380	214,241
Lincoln Educational Services Corp. *(a)	4,817	69,413
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Diversified Consumer Services (continued)
Mac-Gray Corp. (a)	3,600	$43,668
Matthews International Corp., Class A	8,817	311,769
Pre-Paid Legal Services, Inc. *(a)	2,199	137,416
Regis Corp.	16,839	322,130
Sotheby’s	19,611	722,077
Steiner Leisure Ltd. *(a)	4,397	167,526
Stewart Enterprises, Inc., Class A	24,041	129,581
Universal Technical Institute, Inc. (a)	6,157	120,369

		3,689,752

Diversified Financial Services 0.5%
Asta Funding, Inc.	3,734	28,490
Compass Diversified Holdings	9,746	157,495
Encore Capital Group, Inc. *	4,172	75,180
Life Partners Holdings, Inc. (a)	2,333	44,397
MarketAxess Holdings, Inc.	8,015	136,095
Marlin Business Services Corp. *	2,742	32,904
Medallion Financial Corp. (a)	5,719	44,551
NewStar Financial, Inc. *(a)	8,653	64,119
PHH Corp. *(a)	16,307	343,425
Pico Holdings, Inc. *	6,769	202,122
Portfolio Recovery Associates, Inc. *	4,930	318,725

		1,447,503

Diversified Telecommunication Services 0.7%
AboveNet, Inc. *	6,390	332,855
Alaska Communications Systems Group, Inc. (a)	13,400	136,010
Atlantic Tele-Network, Inc.	2,697	132,800
Cbeyond, Inc. *(a)	7,902	101,383
Cincinnati Bell, Inc. *	61,918	165,321
Cogent Communications Group, Inc. *(a)	13,400	126,898
Consolidated Communications Holdings, Inc.	7,278	135,880
General Communication, Inc., Class A *	14,324	142,810
Global Crossing Ltd. *	9,120	117,283
Globalstar, Inc. *(a)	22,793	39,660
IDT Corp., Class B *(a)	4,086	72,690
Iridium Communications, Inc. *(a)	10,077	86,058
Neutral Tandem, Inc. *(a)	9,651	115,330
PAETEC Holding Corp. *(a)	37,474	154,018
Premiere Global Services, Inc. *	17,662	125,047
Vonage Holdings Corp. *(a)	31,107	79,323

		2,063,366

Electric Utilities 1.2%
Allete, Inc.	8,967	326,668
Central Vermont Public Service Corp.	3,943	79,530
Cleco Corp.	17,396	515,269
El Paso Electric Co. *	12,682	301,578
Empire District Electric Co. (The)	11,869	239,160
IDACORP, Inc.	13,849	497,456
MGE Energy, Inc.	6,406	253,613
PNM Resources, Inc.	26,553	302,439
Portland General Electric Co.	21,781	441,719
UIL Holdings Corp.	14,161	398,774
Unisource Energy Corp.	10,392	347,405
Unitil Corp.	3,806	83,542

		3,787,153

Electrical Equipment 1.9%
A123 Systems, Inc. *(a)	21,423	192,164
Acuity Brands, Inc. (a)	12,618	558,220
Advanced Battery Technologies, Inc. *(a)	17,621	63,259
American Superconductor Corp. *(a)	12,765	396,992
AZZ, Inc.	3,651	156,409
Baldor Electric Co.	13,657	551,743
Belden, Inc.	13,238	349,218
Brady Corp., Class A	14,208	414,447
Broadwind Energy, Inc. *(a)	27,681	51,764
Capstone Turbine Corp. *(a)	72,070	55,645
Encore Wire Corp.	5,529	113,400
Ener1, Inc. *(a)	18,278	67,263
EnerSys *	14,076	351,478
Franklin Electric Co., Inc.	6,903	228,904
FuelCell Energy, Inc. *(a)	29,777	36,626
Generac Holdings, Inc. *	5,732	78,185
GrafTech International Ltd. *	35,162	549,582
II-VI, Inc. *	7,300	272,509
LaBarge, Inc. *(a)	3,913	48,873
LSI Industries, Inc. (a)	6,100	39,162
Polypore International, Inc. *	6,427	193,838
Powell Industries, Inc. *	2,659	82,748
PowerSecure International, Inc. *(a)	5,581	51,680
Satcon Technology Corp. *	21,928	82,449
UQM Technologies, Inc. *(a)	11,040	28,262
Vicor Corp. (a)	5,906	86,287
Woodward Governor Co.	17,160	556,327

		5,657,434

Electronic Equipment, Instruments & Components 2.5%
Agilysys, Inc. *	5,660	36,790
Anixter International, Inc. *(a)	8,140	439,479
Benchmark Electronics, Inc. *	18,669	306,172
Brightpoint, Inc. *	20,707	144,742
Checkpoint Systems, Inc. *	11,700	238,095
Cogent, Inc. *	15,167	161,377
Cognex Corp.	11,688	313,472
Coherent, Inc. *	7,362	294,554
Comverge, Inc. *(a)	7,594	59,689
CPI International, Inc. *	2,331	32,634
CTS Corp. (a)	10,096	97,123
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc. (a)	10,100	$99,182
DDi Corp.	4,200	38,808
DTS, Inc. *	5,100	194,667
Echelon Corp. *	9,800	83,790
Electro Rent Corp.	5,100	67,728
Electro Scientific Industries, Inc. *(a)	8,324	92,480
Fabrinet *	2,160	34,171
FARO Technologies, Inc. *	4,818	105,080
Gerber Scientific, Inc. *(a)	7,735	47,725
ICx Technologies, Inc. *	3,800	28,690
Insight Enterprises, Inc. *	13,698	214,237
IPG Photonics Corp. *	7,680	185,395
Keithley Instruments, Inc.	3,506	75,414
L-1 Identity Solutions, Inc. *	22,620	265,333
Littelfuse, Inc. *	6,423	280,685
Maxwell Technologies, Inc. *(a)	7,874	115,039
Measurement Specialties, Inc. *	4,400	81,312
Mercury Computer Systems, Inc. *	7,094	85,341
Methode Electronics, Inc.	11,174	101,460
Microvision, Inc. *(a)	26,339	57,682
MTS Systems Corp.	4,951	153,481
Multi-Fineline Electronix, Inc. *	3,019	66,388
Newport Corp. *	10,958	124,264
OSI Systems, Inc. *	4,758	172,810
Park Electrochemical Corp.	6,048	159,304
Plexus Corp. *(a)	11,203	328,808
Power-One, Inc. *(a)	20,712	188,272
RadiSys Corp. *	7,361	69,341
Richardson Electronics Ltd. (a)	4,573	48,016
Rofin-Sinar Technologies, Inc. *	8,384	212,786
Rogers Corp. *(a)	4,642	146,130
Sanmina-SCI Corp. *(a)	23,476	283,590
ScanSource, Inc. *	7,379	204,693
Smart Modular Technologies (WWH), Inc. *(a)	15,597	94,050
Spectrum Control, Inc. *	3,800	55,936
SYNNEX Corp. *	6,572	184,936
Technitrol, Inc.	12,709	56,047
TTM Technologies, Inc. *	23,677	231,798
Universal Display Corp. *(a)	8,847	207,904
X-Rite, Inc. *(a)	10,601	40,178
Zygo Corp. *	5,482	53,724

		7,460,802

Energy Equipment & Services 1.9%
Allis-Chalmers Energy, Inc. *	8,815	36,759
Basic Energy Services, Inc. *	6,900	58,788
Bristow Group, Inc. *(a)	10,434	376,459
Cal Dive International, Inc. *	28,646	156,694
CARBO Ceramics, Inc.	5,370	434,970
Complete Production Services, Inc. *	22,793	466,117
Dawson Geophysical Co. *(a)	2,400	63,960
Dril-Quip, Inc. *	9,846	611,535
Global Industries Ltd. *(a)	30,833	168,656
Gulf Island Fabrication, Inc.	4,343	79,043
Gulfmark Offshore, Inc., Class A *	6,549	201,185
Helix Energy Solutions Group, Inc. *	30,645	341,385
Hercules Offshore, Inc. *	34,269	90,813
Hornbeck Offshore Services, Inc. *(a)	6,810	132,727
ION Geophysical Corp. *(a)	37,539	192,950
Key Energy Services, Inc. *	36,753	349,521
Lufkin Industries, Inc.	8,241	361,780
Matrix Service Co. *	7,800	68,250
Natural Gas Services Group, Inc. *(a)	3,679	54,339
Newpark Resources, Inc. *	26,193	220,021
OYO Geospace Corp. *	1,246	72,118
Parker Drilling Co. *	34,297	149,192
PHI, Inc., Non-Voting Shares *	4,103	66,387
Pioneer Drilling Co. *	16,011	102,150
RPC, Inc. (a)	7,722	163,398
Seahawk Drilling, Inc. *(a)	3,495	29,568
T-3 Energy Services, Inc. *(a)	3,914	102,351
Tesco Corp. *	8,955	107,729
TETRA Technologies, Inc. *	22,302	227,480
Union Drilling, Inc. *	4,849	21,723
Vantage Drilling Co. *	46,447	74,315
Willbros Group, Inc. *	14,388	131,938

		5,714,301

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	5,400	204,660
Arden Group, Inc., Class A	405	33,413
Casey’s General Stores, Inc. (a)	10,587	442,007
Great Atlantic & Pacific Tea Co. *(a)	9,970	39,481
Ingles Markets, Inc., Class A	3,287	54,597
Nash Finch Co. (a)	3,790	161,227
Pantry, Inc. (The) *	6,370	153,581
PriceSmart, Inc.	4,778	139,183
Rite Aid Corp. *	172,468	162,637
Ruddick Corp.	12,719	441,095
Spartan Stores, Inc.	6,897	100,006
Susser Holdings Corp. *	1,740	24,360
United Natural Foods, Inc. *	12,548	415,841
Village Super Market, Inc., Class A (a)	2,095	58,534
Weis Markets, Inc.	3,070	120,129
Winn-Dixie Stores, Inc. *	16,300	116,219

		2,666,970

Food Products 1.2%
B&G Foods, Inc.	14,048	153,404
Calavo Growers, Inc.	3,399	73,690
Cal-Maine Foods, Inc. (a)	4,129	119,658
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Food Products (continued)
Chiquita Brands International, Inc. *(a)	13,172	$174,397
Darling International, Inc. *	24,276	206,832
Diamond Foods, Inc. (a)	6,310	258,647
Dole Food Co., Inc. *(a)	10,646	97,411
Farmer Bros Co.	2,200	35,200
Fresh Del Monte Produce, Inc. *	11,454	248,552
Hain Celestial Group, Inc. (The) *(a)	11,932	286,129
Imperial Sugar Co. (a)	3,703	48,435
J&J Snack Foods Corp.	4,153	174,135
John B. Sanfilippo & Son, Inc. *	2,745	36,234
Lancaster Colony Corp. (a)	5,679	269,753
Lance, Inc. (a)	7,631	162,540
Limoneira Co. (a)	2,836	57,117
Pilgrim’s Pride Corp. *(a)	14,968	84,120
Sanderson Farms, Inc.	6,554	283,723
Seneca Foods Corp., Class A *(a)	2,725	71,368
Smart Balance, Inc. *	19,000	73,720
Synutra International, Inc. *(a)	5,630	65,027
Tootsie Roll Industries, Inc. (a)	6,822	169,731
TreeHouse Foods, Inc. *(a)	10,065	463,997

		3,613,820

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,817	102,032
Laclede Group, Inc. (The)	6,483	223,145
New Jersey Resources Corp.	11,624	455,893
Nicor, Inc.	12,706	582,189
Northwest Natural Gas Co. (a)	7,423	352,221
Piedmont Natural Gas Co., Inc. (a)	20,257	587,453
South Jersey Industries, Inc. (a)	8,388	414,954
Southwest Gas Corp.	13,108	440,298
WGL Holdings, Inc.	14,271	539,159

		3,697,344

Health Care Equipment & Supplies 3.4%
Abaxis, Inc. *	6,438	148,718
ABIOMED, Inc. *(a)	9,310	98,779
Accuray, Inc. *(a)	15,021	93,431
AGA Medical Holdings, Inc. *(a)	4,054	56,594
Align Technology, Inc. *(a)	17,263	338,010
Alphatec Holdings, Inc. *	15,111	32,186
American Medical Systems Holdings, Inc. *	21,837	427,568
Analogic Corp.	3,752	168,390
AngioDynamics, Inc. *(a)	7,300	111,252
Antares Pharma, Inc. *(a)	22,010	31,915
Arthrocare Corp. *	7,903	214,804
Atrion Corp. (a)	474	74,660
Cantel Medical Corp.	3,766	61,009
Cerus Corp. *(a)	12,295	47,213
Conceptus, Inc. *	9,199	126,486
CONMED Corp. *	8,496	190,395
CryoLife, Inc. *	8,577	52,062
Cutera, Inc. *	4,000	32,400
Cyberonics, Inc. *	8,151	217,469
Cynosure, Inc., Class A *	2,900	29,609
Delcath Systems, Inc. *(a)	12,530	90,467
DexCom, Inc. *	17,127	226,419
Endologix, Inc. *(a)	14,608	66,613
Exactech, Inc. *(a)	2,500	40,800
Greatbatch, Inc. *	6,695	155,257
Haemonetics Corp. *	7,150	418,490
Hansen Medical, Inc. *(a)	—	0
HeartWare International, Inc. *	2,646	181,939
ICU Medical, Inc. *	3,372	125,742
Immucor, Inc. *	20,215	400,863
Insulet Corp. *	11,875	167,913
Integra LifeSciences Holdings Corp. *	6,029	237,904
Invacare Corp. (a)	8,529	226,104
IRIS International, Inc. *	4,876	46,810
Kensey Nash Corp. *(a)	2,278	65,811
MAKO Surgical Corp. *(a)	7,612	72,923
Masimo Corp. (a)	15,134	413,310
Medical Action Industries, Inc. *	4,309	38,996
MELA Sciences, Inc. *(a)	7,628	49,735
Meridian Bioscience, Inc. (a)	11,923	260,875
Merit Medical Systems, Inc. *	8,215	130,536
Natus Medical, Inc. *	8,362	121,834
Neogen Corp. *	6,131	207,534
NuVasive, Inc. *(a)	11,460	402,704
NxStage Medical, Inc. *	7,383	141,015
OraSure Technologies, Inc. *	13,900	56,295
Orthofix International NV *(a)	5,157	162,033
Orthovita, Inc. *(a)	19,800	44,946
Palomar Medical Technologies, Inc. *	5,497	56,784
Quidel Corp. *(a)	6,331	69,578
Rochester Medical Corp. *(a)	3,368	36,745
RTI Biologics, Inc. *(a)	16,719	43,971
Sirona Dental Systems, Inc. *	9,649	347,750
Solta Medical, Inc. *	18,182	36,364
SonoSite, Inc. *	4,287	143,657
Spectranetics Corp. *	10,165	55,094
Staar Surgical Co. *(a)	10,570	57,184
Stereotaxis, Inc. *(a)	8,944	37,028
STERIS Corp.	17,052	566,467
SurModics, Inc. *(a)	5,066	60,387
Symmetry Medical, Inc. *(a)	10,500	101,220
Syneron Medical Ltd. *(a)	10,398	103,148
Synovis Life Technologies, Inc. *(a)	3,401	50,845
TomoTherapy, Inc. *(a)	15,072	53,053
Unilife Corp. *(a)	14,264	86,012
Vascular Solutions, Inc. *(a)	5,061	58,100
Volcano Corp. *(a)	14,730	382,685
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc. (a)	9,485	$325,430
Wright Medical Group, Inc. *(a)	11,406	164,361
Young Innovations, Inc. (a)	1,708	48,866
Zoll Medical Corp. *	6,248	201,623

		10,193,170

Health Care Providers & Services 3.3%
Accretive Health, Inc. *	3,387	36,681
Air Methods Corp. *	3,264	135,717
Alliance HealthCare Services, Inc. *(a)	8,119	37,185
Allied Healthcare International, Inc. *(a)	14,520	36,300
Almost Family, Inc. *	2,396	70,994
Amedisys, Inc. *(a)	8,229	195,850
America Service Group, Inc. (a)	2,815	41,887
American Dental Partners, Inc. *	4,957	59,781
AMERIGROUP Corp. *	14,914	633,398
AMN Healthcare Services, Inc. *	9,991	51,354
Amsurg Corp. *(a)	9,085	158,806
Assisted Living Concepts, Inc., Class A *	2,907	88,489
Bio-Reference Labs, Inc. *(a)	6,942	144,810
BioScrip, Inc. *(a)	11,700	60,372
Capital Senior Living Corp. *	8,432	44,943
CardioNet, Inc. *	7,300	32,923
Catalyst Health Solutions, Inc. *	10,906	384,000
Centene Corp. *	14,217	335,379
Chemed Corp.	6,550	373,154
Chindex International, Inc. *(a)	4,158	62,827
Clarient, Inc. *	16,660	56,311
Continucare Corp. *	9,063	38,065
CorVel Corp. *	2,136	90,673
Cross Country Healthcare, Inc. *(a)	9,300	66,867
Emeritus Corp. *	5,913	100,876
Ensign Group, Inc. (The) (a)	4,224	75,821
Five Star Quality Care, Inc. *	9,981	50,404
Genoptix, Inc. *	4,977	70,673
Gentiva Health Services, Inc. *	8,627	188,500
Hanger Orthopedic Group, Inc. *(a)	7,470	108,614
Health Grades, Inc. *	7,881	64,545
HealthSouth Corp. *(a)	27,079	519,917
Healthspring, Inc. *	16,940	437,730
Healthways, Inc. *	9,983	116,202
HMS Holdings Corp. *	7,866	463,622
IPC The Hospitalist Co., Inc. *(a)	4,750	129,770
Kindred Healthcare, Inc. *	11,482	149,496
Landauer, Inc.	2,769	173,423
LCA-Vision, Inc. *	5,625	31,331
LHC Group, Inc. *	4,523	104,888
Magellan Health Services, Inc. *	9,725	459,409
Medcath Corp. *(a)	6,261	63,048
Metropolitan Health Networks, Inc. *(a)	11,915	45,277
Molina Healthcare, Inc. *	4,692	126,637
MWI Veterinary Supply, Inc. *	3,672	211,948
National HealthCare Corp. (a)	2,545	94,343
Owens & Minor, Inc.	18,154	516,663
PharMerica Corp. *(a)	8,944	85,236
Providence Service Corp. (The) *	3,914	64,150
PSS World Medical, Inc. *(a)	16,459	351,893
Psychiatric Solutions, Inc. *	16,489	553,206
RehabCare Group, Inc. *	7,208	145,746
Res-Care, Inc. *	7,500	99,525
Rural/Metro Corp. *(a)	5,756	48,984
Select Medical Holdings Corp. *	14,249	109,717
Sun Healthcare Group, Inc. *	22,169	187,771
Sunrise Senior Living, Inc. *	16,563	56,811
Team Health Holdings, Inc. *(a)	4,512	58,250
Triple-S Management Corp., Class B *	6,030	101,606
U.S. Physical Therapy, Inc. *	3,049	50,979
Universal American Corp.	9,299	137,160
WellCare Health Plans, Inc. *	12,333	357,164

		9,948,101

Health Care Technology 0.5%
athenahealth, Inc. *(a)	9,791	323,299
Computer Programs & Systems, Inc.	2,897	123,325
MedAssets, Inc. *	12,618	265,483
Medidata Solutions, Inc. *	5,610	107,712
MedQuist, Inc. *	3,774	33,060
Merge Healthcare, Inc. *(a)	15,677	45,463
Omnicell, Inc. *	9,639	126,078
Quality Systems, Inc.	5,466	362,451
Transcend Services, Inc. *(a)	2,799	42,685
Vital Images, Inc. *	4,402	58,238

		1,487,794

Hotels, Restaurants & Leisure 2.4%
AFC Enterprises, Inc. *	7,877	97,675
Ambassadors Group, Inc. (a)	5,839	66,214
Ameristar Casinos, Inc. (a)	8,024	140,019
Biglari Holdings, Inc. *	428	140,662
BJ’s Restaurants, Inc. *(a)	6,694	188,503
Bob Evans Farms, Inc.	8,966	251,676
Boyd Gaming Corp. *(a)	16,424	119,074
Buffalo Wild Wings, Inc. *(a)	5,276	252,668
California Pizza Kitchen, Inc. *	5,801	98,965
CEC Entertainment, Inc. *	6,379	218,991
Cheesecake Factory, Inc. (The) *(a)	17,530	464,019
Churchill Downs, Inc.	3,408	121,734
Cracker Barrel Old Country Store, Inc.	6,964	353,493
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Denny’s Corp. *(a)	30,095	$93,595
DineEquity, Inc. *(a)	5,300	238,394
Domino’s Pizza, Inc. *(a)	10,659	140,912
Gaylord Entertainment Co. *(a)	10,179	310,460
Interval Leisure Group, Inc. *	11,768	158,515
Isle of Capri Casinos, Inc. *	5,313	38,041
Jack in the Box, Inc. *(a)	15,963	342,247
Jamba, Inc. *	18,778	41,124
Krispy Kreme Doughnuts, Inc. *	17,700	81,066
Landry’s Restaurants, Inc. *	2,272	55,641
Life Time Fitness, Inc. *	12,224	482,481
Marcus Corp.	6,500	77,025
McCormick & Schmick’s Seafood Restaurants, Inc. *(a)	4,744	36,908
Monarch Casino & Resort, Inc. *	2,986	33,473
Morgans Hotel Group Co. *	6,954	50,903
Multimedia Games, Inc. *	8,720	32,264
O’Charleys, Inc. *(a)	5,896	42,392
Orient-Express Hotels Ltd., Class A *(a)	27,022	301,295
P.F. Chang’s China Bistro, Inc. (a)	6,718	310,372
Papa John’s International, Inc. *	6,149	162,211
Peet’s Coffee & Tea, Inc. *(a)	3,448	118,025
Pinnacle Entertainment, Inc. *(a)	17,913	199,730
Red Robin Gourmet Burgers, Inc. *(a)	4,674	91,657
Ruby Tuesday, Inc. *(a)	18,969	225,162
Ruth’s Hospitality Group, Inc. *	9,194	36,868
Scientific Games Corp., Class A *	19,079	185,066
Shuffle Master, Inc. *	15,845	133,256
Sonic Corp. *	17,957	145,093
Speedway Motorsports, Inc. (a)	3,855	60,446
Texas Roadhouse, Inc. *	16,727	235,182
Vail Resorts, Inc. *(a)	10,581	396,999

		7,370,496

Household Durables 0.8%
American Greetings Corp., Class A	11,676	217,057
Beazer Homes USA, Inc. *(a)	21,984	90,794
Blyth, Inc.	1,391	57,365
Cavco Industries, Inc. *	2,000	71,820
CSS Industries, Inc.	2,318	40,078
Ethan Allen Interiors, Inc.	7,256	126,690
Furniture Brands International, Inc. *	13,037	70,139
Helen of Troy Ltd. *	9,068	229,330
Hooker Furniture Corp. (a)	3,593	41,787
Hovnanian Enterprises, Inc., Class A *(a)	15,795	62,074
iRobot Corp. *(a)	6,226	115,617
Kid Brands, Inc. *	4,039	34,735
La-Z-Boy, Inc. *	15,300	129,132
Libbey, Inc. *	4,953	65,231
Lifetime Brands, Inc. *(a)	2,977	44,953
M/I Homes, Inc. *	5,500	57,035
Meritage Homes Corp. *	9,504	186,468
National Presto Industries, Inc. (a)	1,322	140,753
Ryland Group, Inc.	12,790	229,197
Sealy Corp. *(a)	14,816	36,151
Skyline Corp. (a)	2,217	44,916
Standard Pacific Corp. *(a)	31,283	124,194
Universal Electronics, Inc. *	4,197	87,507

		2,303,023

Household Products 0.2%
Cellu Tissue Holdings, Inc. *	1,896	22,619
Central Garden and Pet Co., Class A *(a)	16,884	174,918
Oil-Dri Corp of America	1,951	41,966
Spectrum Brands Holdings, Inc. *(a)	5,400	146,772
WD-40 Co.	4,840	184,017

		570,292

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc. *	29,649	144,391

Industrial Conglomerates 0.3%
Otter Tail Corp.	10,765	219,498
Raven Industries, Inc. (a)	4,773	180,849
Seaboard Corp. (a)	94	166,474
Standex International Corp.	3,718	89,939
Tredegar Corp.	7,193	136,523

		793,283

Information Technology Services 1.9%
Acxiom Corp. *(a)	20,082	318,500
CACI International, Inc., Class A *	8,779	397,338
Cass Information Systems, Inc. (a)	2,580	88,520
CIBER, Inc. *	19,308	58,117
Computer Task Group, Inc. *(a)	4,500	34,380
CSG Systems International, Inc. *	9,995	182,209
Diamond Management & Technology Consultants, Inc.	7,180	89,750
Echo Global Logistics, Inc. *(a)	3,391	43,303
Euronet Worldwide, Inc. *(a)	14,686	264,201
ExlService Holdings, Inc. *	4,500	87,525
Forrester Research, Inc. *	4,312	142,641
Global Cash Access Holdings, Inc. *(a)	14,888	60,743
Heartland Payment Systems, Inc. (a)	11,263	171,423
iGate Corp.	7,000	126,980
Integral Systems, Inc. *(a)	5,472	40,383
Lionbridge Technologies, Inc. *	17,927	77,086
Mantech International Corp., Class A *	6,438	254,945
MAXIMUS, Inc.	5,082	312,950
MoneyGram International, Inc. *(a)	25,000	61,000
NCI, Inc., Class A *	1,951	36,913
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Information Technology Services (continued)
Online Resources Corp. *(a)	8,399	$37,292
RightNow Technologies, Inc. *	6,497	127,991
Sapient Corp.	30,024	359,387
SRA International, Inc., Class A *	12,399	244,508
Syntel, Inc.	3,848	171,236
TeleTech Holdings, Inc. *	8,875	131,705
Tier Technologies, Inc. *	4,779	26,476
TNS, Inc. *(a)	7,673	130,057
Unisys Corp. *(a)	12,413	346,323
VeriFone Systems, Inc. *	24,551	762,800
Virtusa Corp. *	4,318	41,841
Wright Express Corp. *	11,243	401,487

		5,630,010

Insurance 2.8%
Alterra Capital Holdings Ltd.	27,850	554,772
Ambac Financial Group, Inc. *(a)	84,516	46,906
American Equity Investment Life Holding Co. (a)	16,885	172,902
American Physicians Capital, Inc.	2,385	98,882
American Physicians Service Group, Inc. (a)	1,401	45,322
American Safety Insurance Holdings Ltd. *(a)	3,287	53,710
AMERISAFE, Inc. *	5,625	105,637
Amtrust Financial Services, Inc. (a)	6,681	97,008
Argo Group International Holdings Ltd.	9,120	316,829
Baldwin & Lyons, Inc., Class B (a)	2,700	68,715
Citizens, Inc. *(a)	11,056	76,176
CNA Surety Corp. *	5,215	93,453
CNO Financial Group, Inc. *	65,007	360,139
Crawford & Co., Class B *(a)	8,187	19,894
Delphi Financial Group, Inc., Class A	13,716	342,763
Donegal Group, Inc., Class A (a)	3,600	47,052
eHealth, Inc. *(a)	7,072	91,370
EMC Insurance Group, Inc.	1,600	34,112
Employers Holdings, Inc. (a)	12,471	196,668
Enstar Group Ltd. *	2,046	148,540
FBL Financial Group, Inc., Class A (a)	3,890	101,062
First American Financial Corp.	30,104	449,754
First Mercury Financial Corp.	4,522	45,582
Flagstone Reinsurance Holdings SA	15,347	162,832
FPIC Insurance Group, Inc. *(a)	3,011	105,656
Global Indemnity PLC *(a)	4,236	67,988
Greenlight Capital Re Ltd., Class A *	8,349	208,892
Hallmark Financial Services *	3,695	32,294
Harleysville Group, Inc. (a)	3,128	102,567
Hilltop Holdings, Inc. *	11,892	113,925
Horace Mann Educators Corp.	11,435	203,314
Infinity Property & Casualty Corp.	3,892	189,813
Kansas City Life Insurance Co. (a)	1,259	39,268
Maiden Holdings Ltd.	15,193	115,619
Meadowbrook Insurance Group, Inc.	16,090	144,327
Montpelier Re Holdings Ltd.	20,489	354,869
National Financial Partners Corp. *	12,500	158,375
National Interstate Corp.	2,000	43,540
National Western Life Insurance Co., Class A (a)	564	79,344
Navigators Group, Inc. (The) *(a)	3,566	159,151
NYMAGIC, Inc.	1,500	38,505
Phoenix Cos., Inc. (The) *(a)	34,336	72,106
Platinum Underwriters Holdings Ltd.	11,881	517,061
PMA Capital Corp., Class A *	10,089	76,071
Presidential Life Corp.	6,126	60,035
Primerica, Inc.	6,775	137,803
ProAssurance Corp. *	9,429	543,016
RLI Corp. (a)	5,133	290,630
Safety Insurance Group, Inc.	3,652	153,457
SeaBright Holdings, Inc.	6,843	55,155
Selective Insurance Group, Inc.	15,689	255,574
State Auto Financial Corp.	4,375	66,544
Stewart Information Services Corp.	5,394	61,060
Tower Group, Inc.	11,789	275,273
United Fire & Casualty Co.	6,770	143,592

		8,594,904

Internet & Catalog Retail 0.4%
Blue Nile, Inc. *(a)	3,696	164,435
Drugstore.Com, Inc. *(a)	28,027	53,812
Gaiam, Inc., Class A	5,211	34,861
HSN, Inc. *	11,313	338,259
NutriSystem, Inc. (a)	7,976	153,458
Orbitz Worldwide, Inc. *	5,617	35,387
Overstock.com, Inc. *(a)	4,394	69,074
PetMed Express, Inc. (a)	6,810	119,175
Shutterfly, Inc. *	7,898	205,269
US Auto Parts Network, Inc. *	4,209	34,514
Vitacost.com, Inc. *	4,393	26,402

		1,234,646

Internet Software & Services 2.1%
Ancestry.com, Inc. *	5,571	126,796
Archipelago Learning, Inc. *	3,595	43,032
Art Technology Group, Inc. *(a)	46,115	190,455
comScore, Inc. *	6,713	157,890
Constant Contact, Inc. *(a)	8,403	180,076
DealerTrack Holdings, Inc. *	11,794	201,442
Dice Holdings, Inc. *	4,863	41,238
Digital River, Inc. *	11,505	391,630
DivX, Inc. *	9,881	94,166
EarthLink, Inc.	31,122	282,899
GSI Commerce, Inc. *	19,278	476,167
InfoSpace, Inc. *	11,334	98,152
Internap Network Services Corp. *	15,400	75,614
Internet Brands, Inc., Class A *	8,657	114,965
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Internet Software & Services (continued)
Internet Capital Group, Inc. *	10,962	$120,911
IntraLinks Holdings, Inc. *	2,684	45,386
j2 Global Communications, Inc. *(a)	13,068	310,888
Keynote Systems, Inc.	4,170	48,455
KIT Digital, Inc. *(a)	6,004	71,988
Knot, Inc. (The) *	9,100	83,083
Limelight Networks, Inc. *	13,927	81,891
Liquidity Services, Inc. *	4,360	69,804
LivePerson, Inc. *(a)	13,297	111,695
Local.com Corp. *(a)	—	0
LogMeIn, Inc. *(a)	4,444	159,895
LoopNet, Inc. *(a)	5,904	69,903
ModusLink Global Solutions, Inc. *	13,418	85,204
Move, Inc. *	46,616	103,954
NIC, Inc.	16,518	136,934
OpenTable, Inc. *(a)	4,644	316,163
Openwave Systems, Inc. *	25,371	43,131
Perficient, Inc. *	6,965	63,660
QuinStreet, Inc. *(a)	2,950	44,338
Rackspace Hosting, Inc. *(a)	28,295	735,104
RealNetworks, Inc. *	25,100	81,826
Saba Software, Inc. *(a)	8,832	48,046
SAVVIS, Inc. *(a)	11,095	233,883
Stamps.com, Inc. *	3,401	44,213
support.com, Inc. *(a)	14,000	64,120
Terremark Worldwide, Inc. *(a)	17,300	178,882
Travelzoo, Inc. *	1,382	35,600
United Online, Inc.	25,891	148,097
ValueClick, Inc. *	23,727	310,349
Vocus, Inc. *	5,000	92,400
Zix Corp. *	17,903	50,845

		6,465,170

Leisure Equipment & Products 0.8%
Arctic Cat, Inc. *	3,801	38,960
Brunswick Corp. (a)	25,997	395,674
Callaway Golf Co. (a)	18,913	132,391
Eastman Kodak Co. *(a)	78,886	331,321
JAKKS Pacific, Inc. *(a)	8,418	148,494
Leapfrog Enterprises, Inc. *	10,211	55,956
Polaris Industries, Inc.	9,026	587,593
Pool Corp.	14,711	295,250
RC2 Corp. *	6,443	134,981
Smith & Wesson Holding Corp. *(a)	18,099	64,432
Steinway Musical Instruments, Inc. *(a)	1,907	32,839
Sturm Ruger & Co., Inc.	5,660	77,202

		2,295,093

Life Sciences Tools & Services 0.7%
Accelrys, Inc. *	16,859	117,339
Affymetrix, Inc. *	20,708	94,429
Albany Molecular Research, Inc. *	7,221	46,070
Bruker Corp. *	20,937	293,746
Caliper Life Sciences, Inc. *(a)	13,592	54,232
Cambrex Corp. *(a)	9,965	42,351
Dionex Corp. *	5,134	443,783
Enzo Biochem, Inc. *	10,000	38,000
eResearchTechnology, Inc. *(a)	14,463	108,183
Furiex Pharmaceuticals, Inc. *	2,838	32,013
Kendle International, Inc. *	4,522	42,145
Luminex Corp. *(a)	11,065	177,040
Parexel International Corp. *	17,077	394,991
Pure Bioscience *(a)	11,353	26,225
Sequenom, Inc. *(a)	21,534	150,953

		2,061,500

Machinery 3.0%
3D Systems Corp. *	5,519	86,703
Actuant Corp., Class A	19,719	452,748
Alamo Group, Inc. (a)	1,900	42,427
Albany International Corp., Class A	8,225	155,617
Altra Holdings, Inc. *	8,004	117,899
American Railcar Industries, Inc. *(a)	3,004	47,103
Ampco-Pittsburgh Corp. (a)	2,575	63,912
ArvinMeritor, Inc. *(a)	27,420	426,107
Astec Industries, Inc. *	5,792	165,246
Badger Meter, Inc. (a)	4,361	176,533
Barnes Group, Inc.	14,282	251,220
Blount International, Inc. *	14,239	181,262
Briggs & Stratton Corp.	14,605	277,641
Cascade Corp. (a)	2,674	85,033
Chart Industries, Inc. *	8,428	171,594
CIRCOR International, Inc. (a)	5,016	158,506
Clarcor, Inc.	14,624	564,925
Colfax Corp. *(a)	7,027	104,491
Columbus Mckinnon Corp. *(a)	5,734	95,127
Commercial Vehicle Group, Inc. *	7,273	74,039
Douglas Dynamics, Inc. (a)	3,512	43,373
Dynamic Materials Corp. (a)	3,856	58,264
Energy Recovery, Inc. *(a)	12,256	43,999
EnPro Industries, Inc. *	6,030	188,618
ESCO Technologies, Inc.	7,724	256,900
Federal Signal Corp. (a)	18,190	98,044
Flow International Corp. *	14,618	38,445
Force Protection, Inc. *	20,699	104,323
FreightCar America, Inc. (a)	3,636	89,446
Gorman-Rupp Co. (The) (a)	3,626	99,933
Graham Corp.	2,989	46,389
Greenbrier Cos., Inc. *	5,701	88,879
John Bean Technologies Corp.	8,328	134,164
Kadant, Inc. *(a)	3,700	69,967
Kaydon Corp.	9,677	334,824
LB Foster Co., Class A *(a)	3,000	86,820
Lindsay Corp. (a)	3,635	157,468
Lydall, Inc. *	5,216	38,390
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Machinery (continued)
Met-Pro Corp. (a)	4,688	$47,302
Middleby Corp. *(a)	4,864	308,329
Miller Industries, Inc.	3,000	40,590
Mueller Industries, Inc.	11,094	293,880
Mueller Water Products, Inc., Class A (a)	45,509	137,437
NACCO Industries, Inc., Class A	1,712	149,612
Nordson Corp.	9,600	707,424
PMFG, Inc. *(a)	4,516	76,998
RBC Bearings, Inc. *	6,367	216,351
Robbins & Myers, Inc.	7,827	209,607
Sauer-Danfoss, Inc. *	3,602	76,687
Sun Hydraulics Corp. (a)	3,725	105,008
Tecumseh Products Co., Class A *	5,731	65,735
Tennant Co.	5,529	170,846
Thermadyne Holdings Corp. *(a)	2,761	39,013
Titan International, Inc. (a)	10,313	139,947
Trimas Corp. *	4,621	68,622
Twin Disc, Inc. (a)	2,600	36,270
Wabash National Corp. *	19,009	153,783
Watts Water Technologies, Inc., Class A (a)	8,547	291,025
Xerium Technologies, Inc. *(a)	2,220	29,260

		9,040,105

Marine 0.2%
American Commercial Lines, Inc. *(a)	2,700	75,276
Baltic Trading Ltd.	5,008	55,138
Eagle Bulk Shipping, Inc. *(a)	18,478	96,455
Excel Maritime Carriers Ltd. *(a)	11,845	66,569
Genco Shipping & Trading Ltd. *(a)	8,252	131,537
Horizon Lines, Inc., Class A	9,689	40,694
International Shipholding Corp.	1,865	52,667
Ultrapetrol Bahamas Ltd. *(a)	7,200	46,224

		564,560

Media 1.3%
AH Belo Corp., Class A *(a)	5,813	41,098
Arbitron, Inc. (a)	7,783	217,691
Ascent Media Corp., Class A *(a)	4,010	107,107
Ballantyne Strong, Inc. *(a)	4,560	39,444
Belo Corp., Class A *	27,107	168,063
Carmike Cinemas, Inc. *	3,387	29,535
Cinemark Holdings, Inc. (a)	16,897	272,042
CKX, Inc. *(a)	16,665	81,659
Dex One Corp. *	14,862	182,505
E.W. Scripps Co. (The), Class A *	9,700	76,436
Entercom Communications Corp., Class A *	7,328	57,598
Entravision Communications Corp., Class A *	15,957	31,754
Fisher Communications, Inc. *	2,270	39,566
Global Sources Ltd. *(a)	7,008	52,910
Gray Television, Inc. *(a)	15,074	30,299
Harte-Hanks, Inc.	11,386	132,875
Journal Communications, Inc., Class A *	13,200	59,532
Knology, Inc. *	9,203	123,596
Lee Enterprises, Inc. *(a)	14,082	37,740
LIN TV Corp., Class A *	9,123	40,506
Lions Gate Entertainment Corp. *	20,374	149,749
Live Nation Entertainment, Inc. *	40,167	396,850
LodgeNet Interactive Corp. *(a)	8,140	22,792
Martha Stewart Living Omnimedia, Class A *(a)	8,171	38,731
McClatchy Co. (The), Class A *(a)	17,796	69,938
Media General, Inc., Class A *(a)	6,796	60,892
Mediacom Communications Corp., Class A *	12,481	82,499
National CineMedia, Inc.	15,081	269,950
Playboy Enterprises, Inc., Class B *	5,024	25,823
Rentrak Corp. *	2,989	75,532
Scholastic Corp.	8,379	233,104
Sinclair Broadcast Group, Inc., Class A *	13,900	97,578
SuperMedia, Inc. *	3,789	40,050
Valassis Communications, Inc. *(a)	14,638	496,082
Warner Music Group Corp. *(a)	13,658	61,461
World Wrestling Entertainment, Inc., Class A (a)	7,353	102,280

		4,045,267

Metals & Mining 1.7%
Allied Nevada Gold Corp. *(a)	21,778	577,117
AM Castle & Co. *(a)	5,000	66,250
AMCOL International Corp. (a)	6,985	182,937
Brush Engineered Materials, Inc. *(a)	5,930	168,649
Capital Gold Corp. *(a)	19,259	93,021
Century Aluminum Co. *	18,662	245,779
Coeur d’Alene Mines Corp. *(a)	25,488	507,721
General Moly, Inc. *	19,300	70,638
Globe Specialty Metals, Inc. *	16,953	238,020
Golden Star Resources Ltd. *(a)	74,741	369,221
Haynes International, Inc. (a)	3,600	125,712
Hecla Mining Co. *(a)	74,643	471,744
Horsehead Holding Corp. *(a)	12,785	126,188
Jaguar Mining, Inc. *(a)	24,482	159,133
Kaiser Aluminum Corp.	4,438	189,902
Metals USA Holdings Corp. *	3,400	44,132
Molycorp, Inc. *	6,894	195,031
Noranda Aluminium Holding Corp. *	3,447	28,334
Olympic Steel, Inc.	2,740	62,993
RTI International Metals, Inc. *	8,686	265,965
Stillwater Mining Co. *(a)	12,884	216,967
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Metals & Mining (continued)
Thompson Creek Metals Co., Inc. *(a)	40,117	$432,461
Universal Stainless & Alloy *	2,133	52,386
US Energy Corp. Wyoming *(a)	8,309	37,723
US Gold Corp. *(a)	26,819	133,290
Worthington Industries, Inc.	17,522	263,356

		5,324,670

Multiline Retail 0.4%
99 Cents Only Stores *	13,317	251,425
Bon-Ton Stores, Inc. (The) *(a)	3,668	37,303
Dillard’s, Inc., Class A (a)	12,441	294,105
Fred’s, Inc., Class A	11,642	137,376
Retail Ventures, Inc. *	7,097	76,364
Saks, Inc. *(a)	39,211	337,215
Tuesday Morning Corp. *	8,973	42,801

		1,176,589

Multi-Utilities 0.4%
Avista Corp.	15,997	334,017
Black Hills Corp.	11,340	353,808
CH Energy Group, Inc.	4,700	207,552
NorthWestern Corp.	10,449	297,797

		1,193,174

Oil, Gas & Consumable Fuels 3.6%
Abraxas Petroleum Corp. *	15,717	44,636
American Oil & Gas, Inc. *	14,957	121,152
Apco Oil and Gas International, Inc. (a)	2,774	96,008
Approach Resources, Inc. *(a)	4,319	48,286
ATP Oil & Gas Corp. *(a)	12,933	176,535
Berry Petroleum Co., Class A	14,905	472,936
Bill Barrett Corp. *	13,269	477,684
BPZ Resources, Inc. *(a)	28,667	109,795
Brigham Exploration Co. *	33,337	625,069
Callon Petroleum Co. *(a)	8,528	42,214
CAMAC Energy, Inc. *(a)	14,413	45,977
Carrizo Oil & Gas, Inc. *(a)	9,140	218,812
Cheniere Energy, Inc. *(a)	17,398	43,843
Clayton Williams Energy, Inc. *	1,787	90,404
Clean Energy Fuels Corp. *(a)	11,853	168,431
Cloud Peak Energy, Inc. *	9,199	167,882
Contango Oil & Gas Co. *(a)	3,508	175,961
Crosstex Energy, Inc. *	12,500	98,750
CVR Energy, Inc. *	9,303	76,750
Delek US Holdings, Inc. (a)	4,953	35,463
Delta Petroleum Corp. *(a)	55,100	43,342
DHT Holdings, Inc. (a)	14,929	61,657
Endeavour International Corp. *(a)	43,259	55,804
Energy Partners Ltd. *	8,639	103,754
Energy XXI Bermuda Ltd. *	14,799	342,005
FX Energy, Inc. *	13,639	56,465
Gastar Exploration Ltd. *	13,331	53,591
General Maritime Corp. (a)	24,467	120,133
GeoResources, Inc. *	3,995	63,521
GMX Resources, Inc. *(a)	9,186	44,644
Golar LNG Ltd. (a)	10,917	136,681
Goodrich Petroleum Corp. *(a)	7,216	105,137
Green Plains Renewable Energy, Inc. *(a)	4,849	58,721
Gulfport Energy Corp. *	8,076	111,772
Harvest Natural Resources, Inc. *(a)	10,000	104,200
Houston American Energy Corp.	5,440	54,400
International Coal Group, Inc. *	38,509	204,868
James River Coal Co. *(a)	8,095	141,905
Knightsbridge Tankers Ltd.	5,100	96,390
Kodiak Oil & Gas Corp. *(a)	43,630	147,906
L&L Energy, Inc. *(a)	4,935	39,579
Magnum Hunter Resources Corp. *(a)	15,703	65,010
McMoRan Exploration Co. *	24,256	417,446
Miller Petroleum, Inc. *(a)	5,502	29,656
Nordic American Tanker Shipping (a)	13,532	362,116
Northern Oil and Gas, Inc. *	13,040	220,898
Oasis Petroleum, Inc. *	13,346	258,512
Overseas Shipholding Group, Inc.	7,370	252,938
Panhandle Oil and Gas, Inc., Class A (a)	2,231	55,083
Patriot Coal Corp. *(a)	22,661	258,562
Penn Virginia Corp.	13,374	214,519
Petroleum Development Corp. *	5,723	157,955
PetroQuest Energy, Inc. *(a)	16,237	98,883
RAM Energy Resources, Inc. *(a)	17,753	27,695
Rentech, Inc. *(a)	65,513	64,596
Resolute Energy Corp. *	11,262	124,558
REX American Resources Corp. *	2,200	31,878
Rex Energy Corp. *(a)	9,592	122,778
Rosetta Resources, Inc. *	15,031	353,078
Scorpio Tankers, Inc. *(a)	4,124	46,560
Ship Finance International Ltd. (a)	12,993	252,454
Stone Energy Corp. *	12,618	185,863
Swift Energy Co. *	10,973	308,122
Syntroleum Corp. *(a)	21,479	40,166
Teekay Tankers Ltd., Class A (a)	8,018	104,314
TransAtlantic Petroleum Ltd. *(a)	43,653	129,213
Uranium Energy Corp. *(a)	18,290	59,991
USEC, Inc. *(a)	33,805	175,448
VAALCO Energy, Inc. *	15,120	86,789
Venoco, Inc. *(a)	5,918	116,170
W&T Offshore, Inc. (a)	10,300	109,180
Warren Resources, Inc. *(a)	21,617	85,819
Western Refining, Inc. *(a)	15,590	81,692
World Fuel Services Corp.	19,236	500,328

		10,881,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Paper & Forest Products 0.5%
Buckeye Technologies, Inc. (a)	11,485	$168,944
Clearwater Paper Corp. *(a)	3,302	251,216
Deltic Timber Corp.	3,163	141,702
KapStone Paper and Packaging Corp. *	11,174	135,652
Louisiana-Pacific Corp. *	36,826	278,773
Neenah Paper, Inc. (a)	4,353	66,166
P.H. Glatfelter Co.	13,505	164,221
Schweitzer-Mauduit International, Inc.	5,265	307,002
Wausau Paper Corp. *(a)	14,706	121,913

		1,635,589

Personal Products 0.3%
Elizabeth Arden, Inc. *(a)	7,300	145,927
Female Health Co. (The) (a)	5,632	29,005
Inter Parfums, Inc.	4,500	79,155
Medifast, Inc. *(a)	3,942	106,947
Nu Skin Enterprises, Inc., Class A	14,323	412,502
Nutraceutical International Corp. *(a)	3,147	49,376
Prestige Brands Holdings, Inc. *	12,766	126,256
Revlon, Inc., Class A *(a)	3,298	41,621
USANA Health Sciences, Inc. *(a)	1,864	75,231

		1,066,020

Pharmaceuticals 1.6%
Akorn, Inc. *	17,000	68,680
Alexza Pharmaceuticals, Inc. *(a)	14,329	45,423
Ardea Biosciences, Inc. *	4,085	93,955
Auxilium Pharmaceuticals, Inc. *(a)	12,212	302,613
AVANIR Pharmaceuticals, Inc., Class A *(a)	21,519	68,646
Biodel, Inc. *	4,779	25,329
BioMimetic Therapeutics, Inc. *(a)	5,990	68,286
BMP Sunstone Corp. *	9,074	68,962
Cadence Pharmaceuticals, Inc. *(a)	7,842	65,481
Corcept Therapeutics, Inc. *(a)	8,123	31,598
Cypress Bioscience, Inc. *(a)	13,025	50,146
Depomed, Inc. *	16,485	73,853
Durect Corp. *	26,400	67,056
Eurand NV *(a)	5,575	54,858
Hi-Tech Pharmacal Co., Inc. *(a)	3,014	61,003
Impax Laboratories, Inc. *	18,282	361,983
Inspire Pharmaceuticals, Inc. *	17,666	105,113
Jazz Pharmaceuticals, Inc. *(a)	4,663	50,034
MAP Pharmaceuticals, Inc. *(a)	4,236	64,811
Medicines Co. (The) *	15,874	225,411
Medicis Pharmaceutical Corp., Class A	17,513	519,260
Nektar Therapeutics *(a)	27,796	410,547
Obagi Medical Products, Inc. *	5,200	54,600
Optimer Pharmaceuticals, Inc. *(a)	9,934	91,095
Pain Therapeutics, Inc. *	11,322	69,970
Par Pharmaceutical Cos., Inc. *	10,208	296,849
Pozen, Inc. *	7,871	55,727
Questcor Pharmaceuticals, Inc. *	16,365	162,341
Salix Pharmaceuticals Ltd. *	16,287	646,920
Santarus, Inc. *(a)	15,700	47,257
Somaxon Pharmaceuticals, Inc. *(a)	8,615	33,512
SuperGen, Inc. *	17,444	36,458
ViroPharma, Inc. *	22,799	339,933
Vivus, Inc. *(a)	23,787	159,135
XenoPort, Inc. *	8,305	59,048

		4,935,893

Professional Services 1.1%
Acacia Research Corp. *(a)	10,010	176,176
Administaff, Inc.	6,355	171,140
Advisory Board Co. (The) *(a)	4,550	200,883
Barrett Business Services, Inc.	2,571	39,054
CBIZ, Inc. *(a)	13,100	77,683
CDI Corp. (a)	3,891	50,272
Corporate Executive Board Co. (The)	10,028	316,484
CoStar Group, Inc. *(a)	6,104	297,326
CRA International, Inc. *	3,366	60,756
Dolan Co. (The) *	9,075	103,183
Exponent, Inc. *	4,143	139,163
Franklin Covey Co. *(a)	4,303	34,209
GP Strategies Corp. *	4,700	42,723
Heidrick & Struggles International, Inc. (a)	5,170	100,712
Hill International, Inc. *	8,013	35,898
Hudson Highland Group, Inc. *(a)	9,993	34,376
Huron Consulting Group, Inc. *	6,554	144,122
ICF International, Inc. *	5,134	128,709
Kelly Services, Inc., Class A *	8,002	93,864
Kforce, Inc. *(a)	9,115	125,058
Korn/Ferry International *	13,547	224,067
Mistras Group, Inc. *(a)	4,409	51,056
Navigant Consulting, Inc. *	15,009	174,555
On Assignment, Inc. *	10,900	57,225
Resources Connection, Inc.	13,916	191,484
School Specialty, Inc. *(a)	5,634	73,298
SFN Group, Inc. *(a)	15,700	94,357
TrueBlue, Inc. *(a)	12,913	176,262
Volt Information Sciences, Inc. *	4,718	33,970
VSE Corp. (a)	1,320	46,556

		3,494,621

Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	11,246	213,674
Agree Realty Corp.	2,724	68,781
Alexander’s, Inc.	572	180,626
American Campus Communities, Inc.	19,028	579,212
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
American Capital Agency Corp. (a)	9,164	$243,488
Anworth Mortgage Asset Corp.	34,238	244,117
Apollo Commercial Real Estate Finance, Inc.	4,844	77,843
Ashford Hospitality Trust, Inc. *	12,260	110,953
Associated Estates Realty Corp.	9,596	134,152
BioMed Realty Trust, Inc.	32,750	586,880
CapLease, Inc.	17,620	98,496
Capstead Mortgage Corp. (a)	19,761	214,802
CBL & Associates Properties, Inc. (a)	40,436	528,094
Cedar Shopping Centers, Inc.	16,367	99,511
Chatham Lodging Trust *	2,806	52,220
Chesapeake Lodging Trust	2,655	43,436
Cogdell Spencer, Inc. (a)	13,259	83,797
Colonial Properties Trust	20,334	329,207
Colony Financial, Inc.	4,500	83,160
Cousins Properties, Inc.	26,719	190,774
CreXus Investment Corp. (a)	4,321	51,982
Cypress Sharpridge Investments, Inc.	9,585	127,960
DCT Industrial Trust, Inc.	63,055	302,033
DiamondRock Hospitality Co. *	45,091	427,914
DuPont Fabros Technology, Inc. (a)	11,833	297,600
Dynex Capital, Inc. (a)	5,803	62,556
EastGroup Properties, Inc.	7,724	288,723
Education Realty Trust, Inc. (a)	17,105	122,301
Entertainment Properties Trust (a)	13,406	578,871
Equity Lifestyle Properties, Inc.	7,393	402,771
Equity One, Inc.	9,818	165,728
Excel Trust, Inc.	4,793	54,017
Extra Space Storage, Inc.	25,564	410,047
FelCor Lodging Trust, Inc. *	28,697	132,006
First Industrial Realty Trust, Inc. *(a)	18,833	95,483
First Potomac Realty Trust	11,339	170,085
Franklin Street Properties Corp.	20,402	253,393
Getty Realty Corp. (a)	6,136	164,629
Gladstone Commercial Corp. (a)	3,300	56,628
Glimcher Realty Trust	25,223	155,121
Government Properties Income Trust	7,796	208,153
Hatteras Financial Corp. (a)	12,746	362,879
Healthcare Realty Trust, Inc.	17,843	417,348
Hersha Hospitality Trust (a)	32,685	169,308
Highwoods Properties, Inc.	20,536	666,804
Home Properties, Inc. (a)	10,597	560,581
Inland Real Estate Corp.	22,439	186,468
Invesco Mortgage Capital, Inc.	7,459	160,518
Investors Real Estate Trust (a)	23,454	196,545
iStar Financial, Inc. *(a)	27,723	84,832
Kilroy Realty Corp. (a)	15,546	515,194
Kite Realty Group Trust	16,607	73,735
LaSalle Hotel Properties	20,296	474,723
Lexington Realty Trust (a)	28,844	206,523
LTC Properties, Inc.	7,526	192,064
Medical Properties Trust, Inc. (a)	32,075	325,241
MFA Financial, Inc.	79,688	608,019
Mid-America Apartment Communities, Inc.	9,301	542,062
Mission West Properties, Inc.	7,011	47,535
Monmouth Real Estate Investment Corp., Class A	9,220	72,100
MPG Office Trust, Inc. *(a)	14,717	36,793
National Health Investors, Inc. (a)	6,987	307,847
National Retail Properties, Inc. (a)	23,784	597,216
Newcastle Investment Corp. *	18,591	57,632
NorthStar Realty Finance Corp. (a)	23,140	86,544
Omega Healthcare Investors, Inc.	26,546	595,958
One Liberty Properties, Inc. (a)	2,643	42,050
Parkway Properties, Inc.	6,226	92,145
Pebblebrook Hotel Trust *	10,980	197,750
Pennsylvania Real Estate Investment Trust (a)	16,606	196,947
Pennymac Mortgage Investment Trust (a)	5,220	93,386
Post Properties, Inc.	14,057	392,471
Potlatch Corp.	11,361	386,274
PS Business Parks, Inc.	5,222	295,409
RAIT Financial Trust *(a)	26,256	43,322
Ramco-Gershenson Properties Trust (a)	11,262	120,616
Redwood Trust, Inc.	22,716	328,473
Resource Capital Corp. (a)	13,042	82,817
Retail Opportunity Investments Corp.	12,412	118,783
Saul Centers, Inc. (a)	1,673	70,182
Sovran Self Storage, Inc. (a)	7,890	299,031
Starwood Property Trust, Inc. (a)	13,353	265,324
Strategic Hotels & Resorts, Inc. *(a)	41,119	174,345
Sun Communities, Inc. (a)	5,716	175,481
Sunstone Hotel Investors, Inc. *(a)	29,251	265,307
Tanger Factory Outlet Centers	11,553	544,608
Terreno Realty Corp. *	2,917	53,148
Two Harbors Investment Corp. (a)	7,840	70,717
UMH Properties, Inc. (a)	3,935	42,262
Universal Health Realty Income Trust	3,400	116,994
Urstadt Biddle Properties, Inc., Class A (a)	6,279	113,524
U-Store-It Trust	23,712	197,995
Walter Investment Management Corp. (a)	7,649	133,781
Washington Real Estate Investment Trust (a)	17,428	552,990
Winthrop Realty Trust (a)	6,515	80,525

		21,782,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Real Estate Management & Development 0.2%
Avatar Holdings, Inc. *(a)	2,804	$53,500
Consolidated-Tomoka Land Co. (a)	1,731	49,351
Forestar Group, Inc. *	10,699	182,418
Hudson Pacific Properties, Inc.	3,284	53,759
Kennedy-Wilson Holdings, Inc. *(a)	6,382	67,649
Tejon Ranch Co. *(a)	3,902	84,557
Thomas Properties Group, Inc. *(a)	11,216	40,041

		531,275

Road & Rail 1.0%
Amerco, Inc. *	2,504	199,018
Arkansas Best Corp.	7,508	181,919
Avis Budget Group, Inc. *	30,021	349,745
Celadon Group, Inc. *	6,314	87,196
Dollar Thrifty Automotive Group, Inc. *	8,318	417,065
Genesee & Wyoming, Inc., Class A *	11,259	488,528
Heartland Express, Inc.	14,393	214,024
Knight Transportation, Inc.	17,053	329,634
Marten Transport Ltd. (a)	4,506	104,449
Old Dominion Freight Line, Inc. *(a)	12,104	307,684
Patriot Transportation Holding, Inc. *(a)	479	33,592
RailAmerica, Inc. *	7,118	68,546
Roadrunner Transportation Systems, Inc. *	3,246	35,187
Saia, Inc. *	4,865	72,634
USA Truck, Inc. *(a)	2,550	38,199
Werner Enterprises, Inc.	12,314	252,314

		3,179,734

Semiconductors & Semiconductor Equipment 3.6%
Actel Corp. *	6,538	104,281
Advanced Analogic Technologies, Inc. *	13,000	45,630
Advanced Energy Industries, Inc. *	10,777	140,748
Amkor Technology, Inc. *(a)	30,780	202,225
Anadigics, Inc. *	19,100	116,319
Applied Micro Circuits Corp. *(a)	19,217	192,170
ATMI, Inc. *	9,245	137,381
Axcelis Technologies, Inc. *(a)	32,088	61,930
AXT, Inc. *(a)	9,640	63,817
Brooks Automation, Inc. *	19,355	129,872
Cabot Microelectronics Corp. *(a)	6,857	220,658
Cavium Networks, Inc. *(a)	12,985	373,449
Ceva, Inc. *(a)	6,387	91,334
Cirrus Logic, Inc. *(a)	18,870	336,641
Cohu, Inc.	7,100	89,389
Conexant Systems, Inc. *(a)	24,249	39,768
Cymer, Inc. *(a)	8,746	324,302
Diodes, Inc. *	9,944	169,943
DSP Group, Inc. *	6,900	48,300
Energy Conversion Devices, Inc. *(a)	13,704	68,794
Entegris, Inc. *(a)	38,577	180,154
Entropic Communications, Inc. *(a)	16,644	159,782
Evergreen Solar, Inc. *(a)	56,600	41,544
Exar Corp. *	11,175	66,938
FEI Co. *	10,424	203,998
FormFactor, Inc. *(a)	14,700	126,420
FSI International, Inc. *	10,780	28,675
GSI Technology, Inc. *	6,107	34,993
GT Solar International, Inc. *(a)	18,275	152,962
Hittite Microwave Corp. *	7,861	374,577
Integrated Device Technology, Inc. *	47,641	278,700
Integrated Silicon Solution, Inc. *	7,735	66,598
IXYS Corp. *	7,200	68,760
Kopin Corp. *	20,102	71,362
Kulicke & Soffa Industries, Inc. *(a)	20,602	127,526
Lattice Semiconductor Corp. *	34,252	162,697
LTX-Credence Corp. *(a)	43,347	90,595
Mattson Technology, Inc. *(a)	15,254	41,948
Micrel, Inc. (a)	14,895	146,865
Microsemi Corp. *	24,251	415,905
Microtune, Inc. *(a)	17,214	49,920
Mindspeed Technologies, Inc. *(a)	9,309	72,331
MIPS Technologies, Inc. *	13,600	132,328
MKS Instruments, Inc. *	14,809	266,266
Monolithic Power Systems, Inc. *	9,488	154,939
MoSys, Inc. *(a)	8,730	42,602
Nanometrics, Inc. *	5,422	81,601
Netlogic Microsystems, Inc. *(a)	17,462	481,602
NVE Corp. *	1,411	60,715
OmniVision Technologies, Inc. *	15,139	348,802
PDF Solutions, Inc. *	7,291	26,977
Pericom Semiconductor Corp. *	7,600	66,044
Photronics, Inc. *(a)	16,079	85,058
PLX Technology, Inc. *(a)	11,514	41,681
Power Integrations, Inc.	7,172	227,998
RF Micro Devices, Inc. *(a)	78,781	483,715
Rubicon Technology, Inc. *(a)	4,457	101,129
Rudolph Technologies, Inc. *	9,480	78,779
Semtech Corp. *(a)	18,020	363,824
Sigma Designs, Inc. *	9,233	106,087
Silicon Image, Inc. *	23,119	110,509
Spansion, Inc., Class A *	3,371	50,464
Standard Microsystems Corp. *	6,600	150,546
Supertex, Inc. *(a)	2,940	65,033
Tessera Technologies, Inc. *	14,750	272,875
Trident Microsystems, Inc. *(a)	21,973	37,574
TriQuint Semiconductor, Inc. *	45,376	435,610
Ultra Clean Holdings, Inc. *(a)	6,627	57,125
Ultratech, Inc. *	7,136	122,026
Veeco Instruments, Inc. *(a)	11,808	411,745
Volterra Semiconductor Corp. *(a)	7,272	156,493
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Zoran Corp. *	15,121	$115,524

		11,055,872

Software 4.5%
ACI Worldwide, Inc. *	9,890	221,437
Actuate Corp. *(a)	13,500	69,525
Advent Software, Inc. *	4,564	238,195
American Software, Inc., Class A	7,266	42,869
ArcSight, Inc. *(a)	7,191	313,240
Ariba, Inc. *	26,412	499,187
Aspen Technology, Inc. *	18,320	189,978
Blackbaud, Inc.	13,133	315,717
Blackboard, Inc. *(a)	9,881	356,111
Bottomline Technologies, Inc. *(a)	9,461	145,321
CDC Corp., Class A *	9,826	41,564
CommVault Systems, Inc. *	12,644	329,123
Concur Technologies, Inc. *	11,679	577,410
Deltek, Inc. *	6,020	48,220
DemandTec, Inc. *	5,936	55,858
Digimarc Corp. *(a)	2,193	51,448
Ebix, Inc. *(a)	7,922	185,771
Epicor Software Corp. *	14,380	125,106
EPIQ Systems, Inc. (a)	9,700	118,922
Fair Isaac Corp. (a)	12,371	305,069
FalconStor Software, Inc. *	7,170	21,940
Fortinet, Inc. *(a)	12,223	305,575
Interactive Intelligence, Inc. *	3,800	66,880
Jack Henry & Associates, Inc.	24,749	631,100
JDA Software Group, Inc. *	12,140	307,870
Kenexa Corp. *(a)	6,800	119,136
Lawson Software, Inc. *	40,320	341,510
Magma Design Automation, Inc. *(a)	18,538	68,591
Manhattan Associates, Inc. *(a)	6,644	195,001
Mentor Graphics Corp. *	31,508	333,040
MicroStrategy, Inc., Class A *	2,601	225,273
Monotype Imaging Holdings, Inc. *	6,821	62,412
Netscout Systems, Inc. *	9,023	185,062
NetSuite, Inc. *(a)	5,411	127,537
Opnet Technologies, Inc. (a)	4,033	73,199
Parametric Technology Corp. *	33,818	660,804
Pegasystems, Inc. (a)	4,732	146,929
Progress Software Corp. *	12,296	406,998
PROS Holdings, Inc. *(a)	5,880	54,566
QLIK Technologies, Inc. *	3,565	78,608
Quest Software, Inc. *	17,332	426,194
Radiant Systems, Inc. *	9,133	156,174
RealD, Inc. *	3,621	66,952
RealPage, Inc. *	3,391	64,700
Renaissance Learning, Inc.	3,954	40,291
Rosetta Stone, Inc. *	3,084	65,504
S1 Corp. *(a)	15,449	80,489
Smith Micro Software, Inc. *	8,996	89,420
SolarWinds, Inc. *	10,143	175,068
Sonic Solutions, Inc. *(a)	7,645	87,000
Sourcefire, Inc. *(a)	8,084	233,143
SRS Labs, Inc. *(a)	3,846	35,922
SS&C Technologies Holdings, Inc. *	3,639	57,496
SuccessFactors, Inc. *(a)	18,503	464,610
Synchronoss Technologies, Inc. *	6,024	107,288
Take-Two Interactive Software, Inc. *	20,528	208,154
Taleo Corp., Class A *(a)	11,762	340,980
TeleCommunication Systems, Inc., Class A *(a)	13,472	52,676
THQ, Inc. *(a)	20,033	80,533
TIBCO Software, Inc. *	47,556	843,644
TiVo, Inc. *	33,983	307,886
Tyler Technologies, Inc. *(a)	8,939	180,210
Ultimate Software Group, Inc. *	7,301	282,111
Unica Corp. *	4,725	99,131
VASCO Data Security International, Inc. *	8,139	52,904
VirnetX Holding Corp. (a)	10,385	152,452
Wave Systems Corp., Class A *(a)	23,959	53,668
Websense, Inc. *(a)	12,495	221,661

		13,668,363

Specialty Retail 3.3%
America’s Car-Mart, Inc. *	3,013	75,867
AnnTaylor Stores Corp. *	17,156	347,237
Asbury Automotive Group, Inc. *	8,547	120,256
Barnes & Noble, Inc. (a)	11,099	179,915
Bebe Stores, Inc.	9,788	70,572
Big 5 Sporting Goods Corp. (a)	6,500	87,230
Borders Group, Inc. *(a)	—	0
Brown Shoe Co., Inc.	12,751	146,254
Buckle, Inc. (The) (a)	7,508	199,262
Build-A-Bear Workshop, Inc. *(a)	5,100	30,855
Cabela’s, Inc. *(a)	11,700	222,066
Casual Male Retail Group, Inc. *(a)	12,980	52,958
Cato Corp. (The), Class A	8,174	218,736
Charming Shoppes, Inc. *(a)	34,417	121,148
Childrens Place Retail Stores, Inc. (The) *	8,061	393,135
Christopher & Banks Corp.	10,900	86,219
Citi Trends, Inc. *	4,400	106,524
Coldwater Creek, Inc. *(a)	18,075	95,255
Collective Brands, Inc. *(a)	18,963	306,063
Destination Maternity Corp. *	1,607	52,902
Dress Barn, Inc. (The) *	17,327	411,516
DSW, Inc., Class A *(a)	4,175	119,823
Express, Inc. *	4,701	71,502
Finish Line, Inc. (The), Class A	14,922	207,565
Genesco, Inc. *(a)	7,045	210,505
Group 1 Automotive, Inc. *(a)	7,155	213,791
Gymboree Corp. *(a)	7,664	318,363
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Specialty Retail (continued)
Haverty Furniture Cos., Inc.	5,483	$59,820
hhgregg, Inc. *(a)	3,877	95,995
Hibbett Sports, Inc. *	8,473	211,401
HOT Topic, Inc. (a)	13,249	79,362
Jo-Ann Stores, Inc. *	7,943	353,861
Jos. A. Bank Clothiers, Inc. *(a)	8,041	342,627
Kirkland’s, Inc. *(a)	4,987	69,120
Lithia Motors, Inc., Class A (a)	7,021	67,331
Lumber Liquidators Holdings, Inc. *(a)	6,534	160,540
MarineMax, Inc. *(a)	6,799	47,865
Men’s Wearhouse, Inc. (The)	15,436	367,222
Midas, Inc. *	4,194	31,916
Monro Muffler Brake, Inc. (a)	5,812	267,991
OfficeMax, Inc. *	24,910	326,072
Pacific Sunwear of California, Inc. *(a)	19,900	104,077
Penske Automotive Group, Inc. *	13,044	172,181
PEP Boys-Manny Moe & Jack (a)	15,489	163,874
Pier 1 Imports, Inc. *(a)	30,355	248,608
Rent-A-Center, Inc.	19,263	431,106
Rue21, Inc. *	4,341	112,041
Sally Beauty Holdings, Inc. *(a)	27,704	310,285
Select Comfort Corp. *(a)	16,069	108,948
Shoe Carnival, Inc. *(a)	2,800	56,616
Sonic Automotive, Inc., Class A *	11,787	115,866
Stage Stores, Inc.	11,520	149,760
Stein Mart, Inc. *	8,214	72,530
Systemax, Inc.	3,255	39,971
Talbots, Inc. *(a)	20,388	267,083
Ulta Salon Cosmetics & Fragrance, Inc. *	9,161	267,501
Vitamin Shoppe, Inc. *(a)	4,699	128,988
West Marine, Inc. *	4,589	46,624
Wet Seal, Inc. (The), Class A *(a)	30,454	103,239
Zumiez, Inc. *	6,100	129,076

		9,975,016

Textiles, Apparel & Luxury Goods 2.0%
Carter’s, Inc. *	17,269	454,693
Cherokee, Inc. (a)	2,537	46,275
Columbia Sportswear Co. (a)	3,287	192,092
CROCS, Inc. *	25,188	327,696
Culp, Inc. *(a)	—	0
Deckers Outdoor Corp. *	11,256	562,350
G-III Apparel Group Ltd. *(a)	4,593	144,128
Iconix Brand Group, Inc. *	20,522	359,135
Joe’s Jeans, Inc. *(a)	13,416	28,308
Jones Apparel Group, Inc.	24,877	488,584
Kenneth Cole Productions, Inc., Class A *	1,875	31,256
K-Swiss, Inc., Class A *	7,874	100,393
Liz Claiborne, Inc. *(a)	27,796	169,000
Maidenform Brands, Inc. *(a)	6,712	193,641
Movado Group, Inc. *(a)	4,761	51,800
Oxford Industries, Inc.	4,204	99,971
Perry Ellis International, Inc. *	3,059	66,839
Quiksilver, Inc. *	38,769	151,587
RG Barry Corp. (a)	2,929	30,139
Skechers U.S.A., Inc., Class A *(a)	9,987	234,595
Steven Madden Ltd. *	7,187	295,098
Timberland Co. (The), Class A *	12,263	242,930
True Religion Apparel, Inc. *	7,523	160,541
Under Armour, Inc., Class A *(a)	10,214	460,039
Unifi, Inc. *(a)	12,914	58,242
Volcom, Inc. *(a)	5,700	108,984
Warnaco Group, Inc. (The) *	12,953	662,287
Weyco Group, Inc. (a)	2,294	55,561
Wolverine World Wide, Inc. (a)	14,547	422,008

		6,198,172

Thrifts & Mortgage Finance 1.5%
Abington Bancorp, Inc. (a)	6,600	69,564
Astoria Financial Corp. (a)	24,835	338,501
Bank Mutual Corp. (a)	14,018	72,753
BankFinancial Corp. (a)	6,195	56,808
Beneficial Mutual Bancorp, Inc. *	10,116	90,740
Berkshire Hills Bancorp, Inc. (a)	4,200	79,632
BofI Holding, Inc. *(a)	—	0
Brookline Bancorp, Inc. (a)	17,192	171,576
Dime Community Bancshares	7,800	108,030
ESB Financial Corp. (a)	2,900	40,368
ESSA Bancorp, Inc. (a)	4,790	56,714
Federal Agricultural Mortgage Corp., Class C (a)	2,919	31,584
First Financial Holdings, Inc. (a)	5,050	56,257
Flagstar Bancorp, Inc. *	13,984	25,451
Flushing Financial Corp.	9,192	106,260
Home Federal Bancorp, Inc. (a)	5,100	62,067
Kearny Financial Corp.	4,473	39,497
Meridian Interstate Bancorp, Inc. *(a)	3,017	31,799
MGIC Investment Corp. *(a)	58,810	542,816
NewAlliance Bancshares, Inc.	30,194	381,048
Northwest Bancshares, Inc. (a)	31,688	354,589
OceanFirst Financial Corp. (a)	4,446	54,552
Ocwen Financial Corp. *	21,619	219,217
Oritani Financial Corp.	16,355	163,223
PMI Group, Inc. (The) *(a)	42,124	154,595
Provident Financial Services, Inc. (a)	17,401	215,076
Provident New York Bancorp	11,605	97,366
Radian Group, Inc.	38,919	304,347
Rockville Financial, Inc. (a)	2,600	29,874
Roma Financial Corp. (a)	2,687	28,294
Territorial Bancorp, Inc.	3,684	62,002
Trustco Bank Corp.	22,524	125,233
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	5,223	$70,563
ViewPoint Financial Group	4,439	41,061
Westfield Financial, Inc.	9,190	71,682
WSFS Financial Corp.	1,849	69,356

		4,422,495

Tobacco 0.2%
Alliance One International, Inc. *	26,145	108,502
Star Scientific, Inc. *(a)	28,605	60,070
Universal Corp.	6,979	279,788
Vector Group Ltd. (a)	13,447	251,460

		699,820

Trading Companies & Distributors 0.8%
Aceto Corp.	7,952	53,994
Aircastle Ltd.	14,963	126,886
Applied Industrial Technologies, Inc.	12,386	379,012
Beacon Roofing Supply, Inc. *(a)	13,557	197,525
CAI International, Inc. *(a)	3,000	45,510
DXP Enterprises, Inc. *	2,575	48,874
H&E Equipment Services, Inc. *(a)	8,386	66,836
Houston Wire & Cable Co. (a)	5,300	53,159
Interline Brands, Inc. *	9,954	179,570
Kaman Corp.	7,605	199,327
RSC Holdings, Inc. *	14,597	108,894
Rush Enterprises, Inc., Class A *	9,502	145,761
TAL International Group, Inc. (a)	4,926	119,308
Textainer Group Holdings Ltd. (a)	2,841	75,968
Titan Machinery, Inc. *	4,023	65,575
United Rentals, Inc. *	17,602	261,214
Watsco, Inc. (a)	8,025	446,832

		2,574,245

Water Utilities 0.3%
American States Water Co. (a)	5,431	194,321
Artesian Resources Corp., Class A (a)	2,496	47,599
Cadiz, Inc. *(a)	4,084	41,902
California Water Service Group (a)	5,506	203,447
Connecticut Water Service, Inc. (a)	2,868	68,688
Consolidated Water Co. Ltd.	4,562	43,248
Middlesex Water Co.	4,238	71,368
SJW Corp.	3,923	96,623
York Water Co. (The) (a)	4,300	68,929

		836,125

Wireless Telecommunication Services 0.3%
FiberTower Corp. *(a)	13,978	59,267
ICO Global Communications Holdings Ltd. *(a)	27,976	45,880
NTELOS Holdings Corp.	8,718	147,508
Shenandoah Telecommunications Co.	7,028	127,699
Syniverse Holdings, Inc. *	20,001	453,423
USA Mobility, Inc.	6,529	104,660

		938,437

Total Common Stocks (cost $310,578,393)		298,122,525

Warrant 0.0%

	Number of	Market
	Warrants	Value

Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc., expiring 9/16/2011*(b)	100	0

Total Warrant (cost $–)		0

Mutual Fund 1.7%

		Market
	Shares	Value

Money Market Fund 1.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (c)	5,257,512	5,257,512

Total Mutual Fund (cost $5,257,512)		5,257,512

Repurchase Agreements 24.3%

	Principal	Market
	Amount	Value

Goldman Sachs & Co., 0.29%, dated 09/30/2010, due 10/01/2010, repurchase price $23,758,505, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.50%, maturing 02/20/2017 - 09/20/2060; total market value of $24,233,480. (d)	$23,758,314	23,758,314
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
Repurchase Agreements (continued)

	Principal	Market
	Amount	Value

Morgan Stanley, 0.30%, dated 09/30/2010, due 10/01/2010, repurchase price $25,000,208, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.51%, maturing 07/01/2017 - 09/01/2040; total market value of $25,500,000. (d)	$25,000,000	$25,000,000
Barclays Capital, 0.24%, dated 09/30/2010, due 10/01/2010, repurchase price $25,000,167, collateralized by U.S. Treasury Securities ranging from 1.38% - 3.75%, maturing 09/15/2012 - 11/15/2018; total market value of $25,500,002. (d)	25,000,000	25,000,000

Total Repurchase Agreements (cost $73,758,314)		73,758,314

Total Investments (cost $389,594,219) (e) — 124.1%		377,138,351

Liabilities in excess of other assets — (24.1%)		(73,194,928)

NET ASSETS — 100.0%		$303,943,423

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $71,230,206.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of September 30, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2010 was $73,758,314.

(e)	At September 30, 2010, the tax basis cost of the Fund’s investments was $397,840,942, tax unrealized appreciation and depreciation were $36,844,505 and $(57,547,096), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
At September 30, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

89	Russell 2000 Mini Index	12/17/10	$6,003,050	$281,970
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$298,122,525	$—	$—	$298,122,525
Futures Contracts	281,970	—	—	281,970
Mutual Fund	5,257,512	—	—	5,257,512
Repurchase Agreements	—	73,758,314	—	73,758,314
Warrant	—	—	—	—

Total Assets	$303,662,007	$73,758,314	$—	$377,420,321

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

Warrants
Balance as of 12/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of 9/30/10	$—
Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
NVIT Small Cap Index Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2010
     Derivatives not accounted for as hedging instruments.

		Fair Value

Assets:
Futures — Equity contracts	Net Assets — Unrealized appreciation from futures contracts	$281,970

Total		$281,970

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments
 September 30, 2010 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund
Common Stocks 97.2%

		Market
	Shares	Value

Aerospace & Defense 2.4%
Goodrich Corp.	2,285	$168,473
United Technologies Corp.	1,910	136,049

		304,522

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	1,990	132,713

Beverages 2.5%
PepsiCo, Inc.	4,870	323,563

Biotechnology 2.6%
Amgen, Inc. *	2,955	162,850
Celgene Corp. *	2,910	167,645

		330,495

Capital Markets 1.3%
Credit Suisse Group AG	3,803	162,020

Chemicals 2.6%
Ecolab, Inc.	2,730	138,520
Praxair, Inc.	2,150	194,059

		332,579

Commercial Banks 2.1%
U.S. Bancorp	6,250	135,125
Wells Fargo & Co.	5,150	129,420

		264,545

Communications Equipment 6.9%
Cisco Systems, Inc. *	11,430	250,317
Juniper Networks, Inc. *	6,060	183,921
QUALCOMM, Inc.	9,875	445,560

		879,798

Computers & Peripherals 6.2%
Apple, Inc. *	2,155	611,481
Hewlett-Packard Co.	4,520	190,157

		801,638

Diversified Financial Services 3.5%
BM&F Bovespa SA	17,640	147,625
CME Group, Inc.	340	88,553
IntercontinentalExchange, Inc. *	825	86,394
JPMorgan Chase & Co.	3,380	128,677

		451,249

Electrical Equipment 2.8%
ABB Ltd. *	6,828	144,173
Emerson Electric Co.	4,130	217,486

		361,659

Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	8,920	163,058

Energy Equipment & Services 2.5%
Halliburton Co.	4,585	151,626
Schlumberger Ltd.	2,735	168,503

		320,129

Food & Staples Retailing 1.6%
Wal-Mart Stores, Inc.	3,865	206,855

Food Products 4.8%
Danone SA	2,680	160,620
General Mills, Inc.	4,193	153,212
Nestle SA	3,365	179,380
Unilever NV CVA	4,199	125,743

		618,955

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	3,085	147,185
Covidien PLC	1,180	47,424
Stryker Corp.	2,495	124,875

		319,484

Health Care Providers & Services 2.1%
Express Scripts, Inc. *	2,665	129,785
Medco Health Solutions, Inc. *	2,645	137,699

		267,484

Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	2,835	211,236

Household Products 1.3%
Colgate-Palmolive Co.	2,260	173,704

Information Technology Services 3.8%
Cognizant Technology Solutions Corp., Class A *	2,450	157,952
International Business Machines Corp.	1,010	135,481
Visa, Inc., Class A	2,575	191,219

		484,652

Internet & Catalog Retail 1.4%
Amazon.com, Inc. *	1,110	174,337

Internet Software & Services 5.8%
Akamai Technologies, Inc. *	2,990	150,038
eBay, Inc. *	6,520	159,088
Google, Inc., Class A *	835	439,035

		748,161

Life Sciences Tools & Services 2.1%
Mettler-Toledo International, Inc. *	650	80,886
Thermo Fisher Scientific, Inc. *	3,955	189,365

		270,251

Machinery 4.9%
Caterpillar, Inc.	1,620	127,462
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Machinery (continued)
Danaher Corp.	3,450	$140,105
Joy Global, Inc.	2,410	169,471
Parker Hannifin Corp.	2,670	187,060

		624,098

Media 1.9%
McGraw-Hill Cos., Inc. (The)	2,835	93,725
Walt Disney Co. (The)	4,645	153,796

		247,521

Metals & Mining 1.1%
Barrick Gold Corp.	3,030	140,259

Multiline Retail 0.8%
Target Corp.	1,880	100,467

Oil, Gas & Consumable Fuels 4.5%
ConocoPhillips	3,210	184,350
EOG Resources, Inc.	1,480	137,596
Occidental Petroleum Corp.	3,225	252,517

		574,463

Pharmaceuticals 5.5%
Allergan, Inc.	3,285	218,551
Bristol-Myers Squibb Co.	6,180	167,540
Novo Nordisk AS, Class B	1,886	186,635
Roche Holding AG	939	128,297

		701,023

Road & Rail 1.1%
Union Pacific Corp.	1,790	146,422

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	5,630	199,246

Software 4.6%
Adobe Systems, Inc. *	4,775	124,866
Oracle Corp.	11,555	310,252
VMware, Inc., Class A *	1,780	151,193

		586,311

Specialty Retail 2.1%
Bed Bath & Beyond, Inc. *	2,995	130,013
TJX Cos., Inc.	3,110	138,799

		268,812

Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc.	3,290	141,338
NIKE, Inc., Class B	2,035	163,085
Polo Ralph Lauren Corp.	1,365	122,659

		427,082

Wireless Telecommunication Services 1.2%
NII Holdings, Inc. *	3,640	$149,604

Total Common Stocks (cost $11,767,281)		12,468,395

Mutual Fund 4.4%

		Market
	Shares	Value

Money Market Fund 4.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	560,114	560,114

Total Mutual Fund (cost $560,114)		560,114

Total Investments (cost $12,327,395) (b) — 101.6%		13,028,509

Liabilities in excess of other assets — (1.6%)		(208,066)

NET ASSETS — 100.0%		$12,820,443

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $12,355,483, tax unrealized appreciation and depreciation were $893,625 and $(220,599), respectively.

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$304,522	$—	$—	$304,522
Air Freight & Logistics	132,713	—	—	132,713
Beverages	323,563	—	—	323,563
Biotechnology	330,495	—	—	330,495
Capital Markets	—	162,020	—	162,020
Chemicals	332,579	—	—	332,579
Commercial Banks	264,545	—	—	264,545
Communications Equipment	879,798	—	—	879,798
Computers & Peripherals	801,638	—	—	801,638
Diversified Financial Services	451,249	—	—	451,249
Electrical Equipment	217,486	144,173	—	361,659
Electronic Equipment, Instruments & Components	163,058	—	—	163,058
Energy Equipment & Services	320,129	—	—	320,129
Food & Staples Retailing	206,855	—	—	206,855
Food Products	153,212	465,743	—	618,955
Health Care Equipment & Supplies	319,484	—	—	319,484
Health Care Providers & Services	267,484	—	—	267,484
Hotels, Restaurants & Leisure	211,236	—	—	211,236
Household Products	173,704	—	—	173,704
Information Technology Services	484,652	—	—	484,652
Internet & Catalog Retail	174,337	—	—	174,337
Internet Software & Services	748,161	—	—	748,161
Life Sciences Tools & Services	270,251	—	—	270,251
Machinery	624,098	—	—	624,098
Media	247,521	—	—	247,521
Metals & Mining	140,259	—	—	140,259
Multiline Retail	100,467	—	—	100,467
Oil, Gas & Consumable Fuels	574,463	—	—	574,463
Pharmaceuticals	386,091	314,932	—	701,023
Road & Rail	146,422	—	—	146,422
Semiconductors & Semiconductor Equipment	199,246	—	—	199,246
Software	586,311	—	—	586,311
Specialty Retail	268,812	—	—	268,812
Textiles, Apparel & Luxury Goods	427,082	—	—	427,082
Wireless Telecommunication Services	149,604	—	—	149,604

Total Common Stocks	11,381,527	1,086,868	—	12,468,395

Mutual Fund	560,114	—	—	560,114

Total Assets	$11,941,641	$1,086,868	$—	$13,028,509

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
September 30, 2010 (Unaudited)
Templeton NVIT International Value Fund
Common Stocks 98.1%

		Market
	Shares	Value

AUSTRIA 0.9%
Diversified Telecommunication Services 0.9%
Telekom Austria AG	161,700	$2,438,030

BRAZIL 2.7%
Aerospace & Defense 1.3%
Empresa Brasileira de Aeronautica SA ADR	125,960	3,576,004

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA — Preference Shares ADR	122,040	4,005,353

		7,581,357

CANADA 2.3%
Oil, Gas & Consumable Fuels 2.3%
Husky Energy, Inc.	96,700	2,351,476
Talisman Energy, Inc.	230,700	4,035,961

		6,387,437

CHINA 2.5%
Diversified Telecommunication Services 1.3%
China Telecom Corp., Ltd., H Shares	6,666,000	3,646,481

Electrical Equipment 1.2%
Shanghai Electric Group Co. Ltd., Class H	6,344,239	3,508,883

		7,155,364

DENMARK 0.8%
Electrical Equipment 0.8%
Vestas Wind Systems AS*	59,480	2,241,266

FRANCE 9.4%
Auto Components 1.6%
Compagnie Generale des Etablissements Michelin, Class B	57,890	4,414,427

Diversified Telecommunication Services 1.6%
France Telecom SA	208,560	4,510,813

Electrical Equipment 0.5%
Alstom SA	27,090	1,382,139

Insurance 1.1%
AXA SA	170,794	2,994,256

Media 1.0%
Vivendi SA	108,530	2,974,622

Multi-Utilities 0.7%
GDF Suez	55,210	1,981,273

Oil, Gas & Consumable Fuels 1.4%
Total SA	78,320	4,046,861

Pharmaceuticals 1.5%
Sanofi-Aventis SA	63,060	4,197,639

		26,502,030

GERMANY 12.1%
Air Freight & Logistics 1.4%
Deutsche Post AG REG	216,840	3,931,902

Automobiles 0.7%
Bayerische Motoren Werke AG	29,080	2,039,796

Electric Utilities 1.3%
E.ON AG	125,080	3,688,786

Health Care Providers & Services 1.1%
Celesio AG	133,130	2,896,411

Industrial Conglomerates 2.2%
Siemens AG REG	59,540	6,280,751

Insurance 1.4%
Muenchener Rueckversicherungs AG REG	28,130	3,895,494

Pharmaceuticals 1.1%
Merck KGaA	37,750	3,169,985

Semiconductors & Semiconductor Equipment 1.2%
Infineon Technologies AG*	496,120	3,436,248

Software 1.7%
SAP AG	98,490	4,871,185

		34,210,558

HONG KONG 4.0%
Industrial Conglomerates 0.7%
Hutchison Whampoa Ltd.	226,000	2,102,700

Real Estate Management & Development 1.9%
Cheung Kong Holdings Ltd.	148,000	2,238,016
Swire Pacific Ltd., Class A	231,000	3,175,858

		5,413,874

Wireless Telecommunication Services 1.4%
China Mobile Ltd.	381,500	3,902,717

		11,419,291

INDIA 1.7%
Commercial Banks 1.7%
ICICI Bank Ltd. ADR	98,310	4,900,754

IRELAND 0.5%
Construction Materials 0.5%
CRH PLC	93,330	1,540,198

ITALY 3.0%
Commercial Banks 1.9%
Intesa Sanpaolo SpA	814,639	2,653,688
UniCredit SpA	1,070,202	2,740,690

		5,394,378

Oil, Gas & Consumable Fuels 1.1%
ENI SpA	138,169	2,985,467

		8,379,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Templeton NVIT International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN 3.0%
Commercial Banks 0.9%
Mitsubishi UFJ Financial Group, Inc.	530,900	$2,464,915

Electronic Equipment, Instruments & Components 0.7%
FUJIFILM Holdings Corp.	60,400	2,005,659

Software 1.0%
Nintendo Co., Ltd.	10,800	2,708,780

Trading Companies & Distributors 0.4%
ITOCHU Corp.	129,500	1,185,300

		8,364,654

NETHERLANDS 8.8%
Chemicals 0.8%
Akzo Nobel NV	37,370	2,304,336

Diversified Financial Services 1.7%
ING Groep NV CVA*	457,316	4,742,654

Energy Equipment & Services 0.0%†
SBM Offshore NV	3,092	58,575

Food Products 1.8%
Unilever NV NYRS	60	1,793
Unilever NV CVA	168,170	5,036,010

		5,037,803

Industrial Conglomerates 1.9%
Koninklijke Philips Electronics NV	171,540	5,397,501

Oil, Gas & Consumable Fuels 1.8%
Royal Dutch Shell PLC, Class B ADR	87,730	5,157,647

Professional Services 0.8%
Randstad Holding NV*	48,790	2,216,762

		24,915,278

NORWAY 3.4%
Diversified Telecommunication Services 2.0%
Telenor ASA	352,120	5,530,527

Oil, Gas & Consumable Fuels 1.4%
StatoilHydro ASA	195,040	4,082,244

		9,612,771

PORTUGAL 1.3%
Diversified Telecommunication Services 1.3%
Portugal Telecom SGPS SA REG	269,460	3,584,502

SINGAPORE 3.3%
Commercial Banks 2.0%
DBS Group Holdings Ltd.	528,000	5,648,833

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,494,000	3,565,557

		9,214,390

SOUTH KOREA 3.6%
Commercial Banks 1.0%
KB Financial Group, Inc. ADR	68,175	2,922,662

Household Durables 0.7%
LG Electronics, Inc.	22,461	1,892,023

Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co., Ltd. GDR(a)	15,900	5,466,710

		10,281,395

SPAIN 5.4%
Commercial Banks 1.2%
Banco Santander SA	261,571	3,319,928

Diversified Telecommunication Services 1.9%
Telefonica SA	219,797	5,455,606

Electric Utilities 1.0%
Iberdrola SA	368,820	2,844,007

Oil, Gas & Consumable Fuels 1.3%
Repsol YPF SA	142,373	3,670,270

		15,289,811

SWEDEN 2.2%
Communications Equipment 1.3%
Telefonaktiebolaget LM Ericsson, Class B	323,380	3,546,489

Machinery 0.9%
Atlas Copco AB, Class A	137,290	2,655,278

		6,201,767

SWITZERLAND 7.6%
Food Products 1.6%
Nestle SA REG	82,190	4,381,339

Insurance 2.1%
ACE Ltd.	36,620	2,133,115
Swiss Reinsurance Co. Ltd. REG	85,020	3,729,474

		5,862,589

Pharmaceuticals 2.8%
Novartis AG REG	95,520	5,497,934
Roche Holding AG	18,710	2,556,386

		8,054,320

Professional Services 1.1%
Adecco SA REG	61,420	3,210,971

		21,509,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Templeton NVIT International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

TAIWAN 3.2%
Commercial Banks 1.1%
Chinatrust Financial Holding Co., Ltd.	5,159,264	$3,250,254

Computers & Peripherals 0.5%
Compal Electronics, Inc. GDR(a)	229,352	1,370,975

Semiconductors & Semiconductor Equipment 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,277,214	4,506,608

		9,127,837

UNITED KINGDOM 15.6%
Aerospace & Defense 2.5%
BAE Systems PLC	700,770	3,773,653
Rolls-Royce Group PLC*	345,430	3,280,678

		7,054,331

Airlines 1.1%
British Airways PLC*	785,130	2,997,435

Commercial Banks 2.5%
HSBC Holdings PLC	373,200	3,783,871
Standard Chartered PLC	114,080	3,275,752

		7,059,623

Food & Staples Retailing 0.4%
Tesco PLC	190,340	1,269,683

Insurance 1.0%
Aviva PLC	464,600	2,912,339

Media 1.5%
Pearson PLC	267,730	4,151,697

Multiline Retail 0.9%
Marks & Spencer Group PLC	417,720	2,551,533

Oil, Gas & Consumable Fuels 1.3%
BP PLC	559,580	3,828,687

Pharmaceuticals 1.9%
GlaxoSmithKline PLC	274,870	5,421,782

Specialty Retail 0.8%
Kingfisher PLC	586,960	2,162,930

Wireless Telecommunication Services 1.7%
Vodafone Group PLC	1,965,140	4,848,703

		44,258,743

UNITED STATES 0.8%
Capital Markets 0.8%
UBS AG REG*	129,080	2,198,232

Total Common Stocks (cost $232,958,274)		277,314,729

Preferred Stock 0.6%

		Market
	Shares	Value

BRAZIL 0.6%
Metals & Mining 0.6%
Vale SA ADR	63,100	$1,751,025

Total Preferred Stock (cost $901,295)		1,751,025

Right 0.1%

	Number of	Market
	Rights	Value

FRANCE 0.1%
Auto Components 0.1%
Cie Generale des Etablissements Michelin 10/13/2010*	57,890	161,625

Total Right (cost $—)		161,625

Mutual Fund 0.9%

		Market
	Shares	Value

Money Market Fund 0.9%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (b)	2,648,729	2,648,729

Total Mutual Fund (cost $2,648,729)		2,648,729

Total Investments (cost $236,508,298) (c) — 99.7%		281,876,108

Other assets in excess of liabilities — 0.3%		777,709

NET ASSETS — 100.0%		$282,653,817

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2010 was $6,837,685 which represents 2.42% of net assets.

(b)	Represents 7-day effective yield as of September 30, 2010.

(c)	At September 30, 2010, the tax basis cost of the Fund’s investments was $236,527,494, tax unrealized appreciation and depreciation were $50,638,618 and $(5,290,004), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Templeton NVIT International Value Fund

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Templeton NVIT International Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$3,576,004	$7,054,331	$—	$10,630,335
Air Freight & Logistics	—	3,931,902	—	3,931,902
Airlines	—	2,997,435	—	2,997,435
Auto Components	—	4,414,427	—	4,414,427
Automobiles	—	2,039,796	—	2,039,796
Capital Markets	2,198,232	—	—	2,198,232
Chemicals	—	2,304,336	—	2,304,336
Commercial Banks	7,823,416	27,137,931	—	34,961,347
Communications Equipment	—	3,546,489	—	3,546,489
Computers & Peripherals	—	1,370,975	—	1,370,975
Construction Materials	—	1,540,198	—	1,540,198
Diversified Financial Services	—	4,742,654	—	4,742,654
Diversified Telecommunication Services	—	28,731,516	—	28,731,516
Electric Utilities	—	6,532,793	—	6,532,793
Electrical Equipment	—	7,132,288	—	7,132,288
Electronic Equipment, Instruments & Components	—	2,005,659	—	2,005,659
Energy Equipment & Services	—	58,575	—	58,575
Food & Staples Retailing	—	1,269,683	—	1,269,683
Food Products	1,793	9,417,349	—	9,419,142
Health Care Providers & Services	—	2,896,411	—	2,896,411
Household Durables	—	1,892,023	—	1,892,023
Industrial Conglomerates	—	13,780,952	—	13,780,952
Insurance	2,133,115	13,531,563	—	15,664,678
Machinery	—	2,655,278	—	2,655,278
Media	—	7,126,319	—	7,126,319
Multiline Retail	—	2,551,533	—	2,551,533
Multi-Utilities	—	1,981,273	—	1,981,273
Oil, Gas & Consumable Fuels	15,550,437	18,613,529	—	34,163,966
Pharmaceuticals	—	20,843,726	—	20,843,726
Professional Services	—	5,427,733	—	5,427,733
Real Estate Management & Development	—	5,413,874	—	5,413,874
Semiconductors & Semiconductor Equipment	—	13,409,566	—	13,409,566
Software	—	7,579,965	—	7,579,965
Specialty Retail	—	2,162,930	—	2,162,930
Trading Companies & Distributors	—	1,185,300	—	1,185,300
Wireless Telecommunication Services	—	8,751,420	—	8,751,420

Total Common Stocks	31,282,997	246,031,732	—	277,314,729

Mutual Fund	2,648,729	—	—	2,648,729
Preferred Stock
Metals & Mining	—	1,751,025	—	1,751,025
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Templeton NVIT International Value Fund

Asset Type	Level 1	Level 2	Level 3	Total

Assets: (continued)
Right	—	161,625	—	161,625

Total Assets	$35,682,751	$246,193,357	—	$281,876,108

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
September 30, 2010 (Unaudited)
Van Kampen NVIT Comstock Value Fund
Common Stocks 99.0%

		Market
	Shares	Value

Aerospace & Defense 1.2%
Honeywell International, Inc.	50,165	$2,204,250

Beverages 1.6%
Coca-Cola Co. (The)	39,123	2,289,478
PepsiCo, Inc.	9,392	624,004

		2,913,482

Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	141,263	3,691,202
Goldman Sachs Group, Inc. (The)	12,638	1,827,202
Morgan Stanley	28,408	701,110
State Street Corp.	19,268	725,633

		6,945,147

Chemicals 0.7%
E.I. du Pont de Nemours & Co.	30,926	1,379,918

Commercial Banks 2.9%
PNC Financial Services Group, Inc.	44,442	2,306,984
U.S. Bancorp	57,998	1,253,917
Wells Fargo & Co.	74,845	1,880,855

		5,441,756

Communications Equipment 1.0%
Cisco Systems, Inc.*	85,689	1,876,589

Computers & Peripherals 2.2%
Dell, Inc.*	154,155	1,997,849
Hewlett-Packard Co.	49,703	2,091,005

		4,088,854

Diversified Financial Services 6.2%
Bank of America Corp.	282,735	3,706,656
Citigroup, Inc.*	624,339	2,434,922
JPMorgan Chase & Co.	140,855	5,362,350

		11,503,928

Diversified Telecommunication Services 3.2%
AT&T, Inc.	90,143	2,578,090
Verizon Communications, Inc.	104,452	3,404,090

		5,982,180

Electric Utilities 1.3%
American Electric Power Co., Inc.	25,368	919,082
FirstEnergy Corp.	38,905	1,499,399

		2,418,481

Electrical Equipment 0.8%
Emerson Electric Co.	29,435	1,550,047

Energy Equipment & Services 2.9%
Halliburton Co.	96,534	3,192,380
Noble Corp.*	20,204	682,693
Weatherford International Ltd.*	83,301	1,424,447

		5,299,520

Food & Staples Retailing 3.3%
CVS Caremark Corp.	86,835	2,732,698
Wal-Mart Stores, Inc.	62,604	3,350,566

		6,083,264

Food Products 3.1%
Kraft Foods, Inc., Class A	90,491	2,792,552
Unilever NV NYRS-NL	99,949	2,986,476

		5,779,028

Health Care Providers & Services 4.0%
Cardinal Health, Inc.	79,048	2,611,746
UnitedHealth Group, Inc.	97,745	3,431,827
WellPoint, Inc.*	24,303	1,376,522

		7,420,095

Household Products 0.3%
Procter & Gamble Co. (The)	9,737	583,928

Industrial Conglomerates 3.4%
General Electric Co.	157,436	2,558,335
Textron, Inc.	57,356	1,179,239
Tyco International Ltd.	69,132	2,539,219

		6,276,793

Information Technology Services 0.8%
Accenture PLC, Class A	25,755	1,094,330
Western Union Co. (The)	27,532	486,490

		1,580,820

Insurance 8.4%
Aflac, Inc.	19,946	1,031,408
Chubb Corp.	121,830	6,943,092
MetLife, Inc.	67,390	2,591,145
Torchmark Corp.	23,335	1,240,022
Travelers Cos., Inc. (The)	72,715	3,788,451

		15,594,118

Internet Software & Services 4.8%
eBay, Inc.*	237,916	5,805,150
Yahoo!, Inc.*	216,186	3,063,356

		8,868,506

Machinery 1.1%
Ingersoll-Rand PLC	58,187	2,077,858

Media 14.2%
Comcast Corp., Class A	486,307	8,792,431
DIRECTV Group, Inc. (The), Class A*	35,331	1,470,830
News Corp., Class B	170,236	2,563,754
Time Warner Cable, Inc.	53,182	2,871,296
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Van Kampen NVIT Comstock Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Media (continued)
Time Warner, Inc.	96,962	$2,971,885
Viacom, Inc., Class B	210,633	7,622,808

		26,293,004

Metals & Mining 1.4%
Alcoa, Inc.	208,200	2,521,302

Multiline Retail 1.4%
J.C. Penney Co., Inc.	47,698	1,296,432
Macy’s, Inc.	26,102	602,695
Target Corp.	13,846	739,930

		2,639,057

Multi-Utilities 0.3%
Sempra Energy	12,006	645,923

Oil, Gas & Consumable Fuels 6.7%
BP PLC ADR-UK	26,723	1,100,186
Chevron Corp.	48,703	3,947,378
ConocoPhillips	53,834	3,091,687
Royal Dutch Shell PLC, Class A ADR-NL	49,316	2,973,755
Total SA ADR-FR	26,870	1,386,492

		12,499,498

Paper & Forest Products 2.6%
International Paper Co.	221,940	4,827,195

Personal Products 0.6%
Avon Products, Inc.	33,980	1,091,098

Pharmaceuticals 9.2%
Abbott Laboratories	31,484	1,644,724
Bristol-Myers Squibb Co.	136,178	3,691,786
GlaxoSmithKline PLC ADR-UK	30,438	1,202,910
Merck & Co., Inc.	106,177	3,908,375
Pfizer, Inc.	314,694	5,403,296
Roche Holding AG ADR-CH	36,503	1,245,847

		17,096,938

Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	124,702	2,398,020
KLA-Tencor Corp.	26,071	918,481

		3,316,501

Software 0.3%
Microsoft Corp.	24,303	595,180

Specialty Retail 1.9%
Home Depot, Inc.	56,545	1,791,346
Lowe’s Cos., Inc.	79,105	1,763,250

		3,554,596

Tobacco 0.7%
Philip Morris International, Inc.	23,741	1,329,971

Wireless Telecommunication Services 1.0%
Vodafone Group PLC ADR-UK	72,812	1,806,466

Total Common Stocks (cost $166,530,443)		184,085,291

Mutual Fund 1.2%

		Market
	Shares	Value

Money Market Fund 1.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.23% (a)	2,144,342	2,144,342

Total Mutual Fund (cost $2,144,342)		2,144,342

Total Investments (cost $168,674,785) (b) — 100.2%		186,229,633

Liabilities in excess of other assets — (0.2%)		(434,068)

NET ASSETS — 100.0%		$185,795,565

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2010.

(b)	At September 30, 2010, the tax basis cost of the Fund’s investments was $182,347,399, tax unrealized appreciation and depreciation were $11,858,694 and $(7,976,460), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

FR	France

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

CH	Switzerland

UK	United Kingdom
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
September 30, 2010 (Unaudited)
Van Kampen NVIT Comstock Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$184,085,291	$—	$—	$184,085,291
Mutual Fund	2,144,342	—	—	2,144,342

Total Assets	$186,229,633	$—	$—	$186,229,633

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended September 30 2010, there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: November 24, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler Name: Michael S. Spangler
Title: Principal Executive Officer
Date: November 24, 2010

By (Signature and Title)	/s/ Joseph A. Finelli Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: November 24, 2010

3